UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-04415

COLLEGE RETIREMENT EQUITIES FUND

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

F. Scott Thomas, Esq.

College Retirement Equities Fund

8500 Andrew Carnegie Blvd.

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments.

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND

STOCK ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2017

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
BONDS - 0.0%

CORPORATE BONDS - 0.0%

DIVERSIFIED FINANCIALS - 0.0%
$466,000	m	Asia Pacific Investment Partners	1.500%	04/23/17	$433
		TOTAL DIVERSIFIED FINANCIALS			433

		TOTAL CORPORATE BONDS (Cost $466)			433

GOVERNMENT BONDS - 0.0%

U.S. TREASURY SECURITIES - 0.0%
300,000		United States Treasury Note	1.750	05/15/22	297
		TOTAL U.S. TREASURY SECURITIES			297

		TOTAL GOVERNMENT BONDS (Cost $302)			297

		TOTAL BONDS (Cost $768)			730

SHARES		COMPANY
COMMON STOCKS - 99.2%

AUTOMOBILES & COMPONENTS - 2.0%
162,085		Actron Technology Corp	574
209,022	*,e	Adient plc	15,190
122,900		Aisan Industry Co Ltd	1,037
796,448		Aisin Seiki Co Ltd	39,227
70,800	e	Akebono Brake Industry Co Ltd	222
210,371	*	American Axle & Manufacturing Holdings, Inc	3,951
509,177		Apollo Tyres Ltd	1,637
49,652		ARB Corp Ltd	558
20,351		Asahi India Glass Ltd	68
3,582	e	Autoliv, Inc	366
8,927		Autoneum Holding AG.	2,621
120,650		Bajaj Holdings and Investment Ltd	5,213
58,589		Balkrishna Industries Ltd	1,251
258,172	e	Bayerische Motoren Werke AG.	23,556
6,284		Bayerische Motoren Werke AG. (Preference)	494
120,861		Bharat Forge Ltd	1,939
468,974		BorgWarner, Inc	19,598
11,834		Bosch Ltd	4,147
76,755		Brembo S.p.A.	5,678
1

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
683,089		Bridgestone Corp	$27,729
3,464,135	e	Brilliance China Automotive Holdings Ltd	5,795
753,763	e	Byd Co Ltd	4,180
25,000		Cayman Engley Industrial Co Ltd	128
75,795		Ceat Ltd	1,547
453,000		Chaowei Power Holdings Ltd	303
1,815,251		Cheng Shin Rubber Industry Co Ltd	3,751
4,990,000	*	China First Capital Group Ltd	2,191
1,548,000		China Motor Corp	1,418
4,170,357		Chongqing Changan Automobile Co Ltd	5,797
38,826		Cie Automotive S.A.	765
300,172		Compagnie Plastic-Omnium S.A.	10,911
69,066		Continental AG.	15,143
129,969		Cooper Tire & Rubber Co	5,764
115,786	*	Cooper-Standard Holding, Inc	12,844
26,865		Cub Elecparts, Inc	231
20,363		Dae Won Kang Up Co Ltd	86
83,500	e	Daido Metal Co Ltd	734
162,000		Daikyonishikawa Corp	2,125
986,351		Daimler AG. (Registered)	72,792
303,330		Dana Holding Corp	5,857
1,456,047		Delphi Automotive plc	117,197
420,801		Denso Corp	18,567
53,000		Depo Auto Parts Ind Co Ltd	145
257,108	*	Dometic Group AB	1,911
17,615		Dong Ah Tire & Rubber Co Ltd	401
3,143,787		Dongfeng Motor Group Co Ltd	3,534
52,563	*	Dorman Products, Inc	4,317
709,500		Drb-Hicom BHD	225
163,800		Eagle Industry Co Ltd	2,238
20,187	e	EDAG Engineering Group AG.	321
14,103		EGE Endustri VE Ticaret AS.	1,010
22,121	e	ElringKlinger AG.	430
102,482		Exedy Corp	2,935
388,259		Exide Industries Ltd	1,341
1,257,128		Faurecia	59,687
30,500		FCC Co Ltd	609
95,383		Ferrari NV	7,109
600,958	*,e	Fiat DaimlerChrysler Automobiles NV	6,566
9,552,945		Ford Motor Co	111,196
57,007		Ford Otomotiv Sanayi AS	558
43,546	*	Fox Factory Holding Corp	1,250
684,818		Fuji Heavy Industries Ltd	25,118
169,397		Futaba Industrial Co Ltd	1,221
674,400	e,g	Fuyao Glass Industry Group Co Ltd	2,341
5,431,202		Geely Automobile Holdings Ltd	8,324
18,507,434	*,m	General Motors Co	0	^
24,057,000	*,m	General Motors Co	0
6,062,000	*,m	General Motors Co	0
35,983,677	*,m	General Motors Co	0
40,684,487	*,m	General Motors Co	0
85,268,000	*,e,m	General Motors Co	0
2

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
7,950,000	*,m	General Motors Co	$0
4,230,271	*	General Motors Co	0
3,244,265		General Motors Co	114,717
722,689	*,e,m	General Motors Co	0
26,439,191	*,m	General Motors Co	0
1,408,897		Gentex Corp	30,052
71,879	*	Gentherm, Inc	2,821
2,210,410		GKN plc	10,068
29,489		Global & Yuasa Battery Co Ltd	973
30,000		Global PMX Co Ltd	125
72,306		Goodyear Lastikleri Turk AS.	73
1,050,573		Goodyear Tire & Rubber Co	37,821
53,565		Grammer AG.	3,292
17,450,689	e	Great Wall Motor Co Ltd	19,888
69,900		G-Tekt Corp	1,235
11,982,861		Guangzhou Automobile Group Co Ltd	19,192
7,372		Halla Holdings Corp	439
74,596		Hanil E-Hwa Co Ltd	954
64,196		Hanil E-Wha Co Ltd	591
81,128		Hankook Tire Co Ltd	3,957
196,219		Hanon Systems	1,629
570,299		Harley-Davidson, Inc	34,503
95,219		Hero Honda Motors Ltd	4,725
23,000		Hiroca Holdings Ltd	75
2,079,936		Honda Motor Co Ltd	62,791
38,905	*	Horizon Global Corp	540
160,990		Hota Industrial Manufacturing Co Ltd	674
43,199		Hu Lane Associate, Inc	215
65,900	*	Hunan Tyen Machinery Co Ltd	40
65,375		Hwa Shin Co Ltd	377
14,260,000	*,e	Hybrid Kinetic Group Ltd	358
73,225		Hyundai Mobis	15,752
173,580		Hyundai Motor Co	24,463
35,607		Hyundai Motor Co Ltd (2nd Preference)	3,297
19,271		Hyundai Motor Co Ltd (Preference)	1,712
17,528		Hyundai Wia Corp	1,064
24,000		Iron Force Industrial Co Ltd	138
422,095		Isuzu Motors Ltd	5,590
54,748		JK Tyre & Industries Ltd	111
196,100		Kasai Kogyo Co Ltd	2,523
789,896		Kayaba Industry Co Ltd	4,116
75,800		Keihin Corp	1,247
1,012,399		Kenda Rubber Industrial Co Ltd	1,682
277,863		Kia Motors Corp	9,209
15,836		Koito Manufacturing Co Ltd	825
324,258	*	Kongsberg Automotive ASA	221
28,160		Korea Autoglass Corp	420
97,294	*	Kumho Tire Co, Inc	743
144,000	*,e	Launch Tech Co Ltd	215
95,306		LCI Industries, Inc	9,512
431,892		Lear Corp	61,147
25,324	e	Leoni AG.	1,301
3

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
33,401		Linamar Corp	$1,519
26,000		Macauto Industrial Co Ltd	148
626,096	*	Magna International, Inc	27,019
576,115		Mahindra & Mahindra Ltd	11,415
78,588	*	Mahindra CIE Automotive Ltd	257
32,100		Mahle-Metal Leve S.A. Industria e Comercio	223
27,415		Mando Corp	6,364
120,752		Martinrea International, Inc	937
212,084		Maruti Suzuki India Ltd	19,649
687,499		Mazda Motor Corp	9,924
326,881	e	Metair Investments Ltd	618
56,584		Metaldyne Performance Group, Inc	1,293
40,263		MGI Coutier	1,396
557,404		Michelin (C.G.D.E.) (Class B)	67,734
558,000		Minth Group Ltd	2,250
24,800		Mitsuba Corp	491
329,317		Mitsubishi Motors Corp	1,975
118,101	*	Modine Manufacturing Co	1,441
373,629		Motherson Sumi Systems Ltd	2,140
10,302		Motonic Corp	83
35,392	*	Motorcar Parts of America, Inc	1,088
20,100	e	Musashi Seimitsu Industry Co Ltd	514
425,949		Nan Kang Rubber Tire Co Ltd	416
17,837		Nexen Corp	135
127,454		Nexen Tire Corp	1,596
2,480,000		Nexteer Automotive Group Ltd	3,660
739,744		NGK Spark Plug Co Ltd	16,963
444,800		NHK Spring Co Ltd	4,925
136,851		Nifco, Inc	6,878
112,000		Nippon Seiki Co Ltd	2,413
6,106,138		Nissan Motor Co Ltd	58,878
60,941	e	Nissan Shatai Co Ltd	551
128,700		Nissin Kogyo Co Ltd	2,311
102,039		NOK Corp	2,383
97,128		Nokian Renkaat Oyj	4,054
365,700	e	Pacific Industrial Co Ltd	5,211
3,022,244	*	Peugeot S.A.	60,740
130,278	e	Piaggio & C S.p.A.	259
69,600	e	Piolax Inc	1,594
40,002		Porsche AG.	2,180
336,400	e	Press Kogyo Co Ltd	1,687
22,210,707		PT Astra International Tbk	14,376
75,576		Pyeong Hwa Automotive Co Ltd	1,021
8,188,000		Qingling Motors Co Ltd	2,666
91,700		Rassini SAB de C.V.	407
1,063,203		Renault S.A.	92,363
6,800		Riken Corp	301
39,145		S&T Daewoo Co Ltd	1,735
17,456		S&T Holdings Co Ltd	250
126,627		SAF-Holland S.A.	2,114
518,000		Sanden Corp	1,727
455,920		Sanyang Industry Co Ltd	322
1,296,626		Schaeffler AG.	22,778
4

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
66,500		Showa Corp	$566
66,468		SL Corp	1,153
98,312		Spartan Motors, Inc	786
606,900		Sri Trang Agro-Industry PCL (Foreign)	339
108,911	*	Ssangyong Motor Co	774
103,801		Standard Motor Products, Inc	5,101
148,887		Stanley Electric Co Ltd	4,257
112,677	*	Stoneridge, Inc	2,044
11,881		Strattec Security Corp	330
671,125		Sumitomo Electric Industries Ltd	11,156
95,473		Sumitomo Rubber Industries, Inc	1,629
32,410		Sundram Fasteners Ltd	193
29,414		Sungwoo Hitech Co Ltd	197
64,320		Superior Industries International, Inc	1,631
418,203		Suzuki Motor Corp	17,370
2,143,653		T RAD Co Ltd	6,353
21,300		Tachi-S Co Ltd	425
66,300		Taiho Kogyo Co Ltd	991
26,700	*,e	Takata Corp	115
2,056,586		Tata Motors Ltd	14,750
19,500		Teikoku Piston Ring Co Ltd	641
157,695		Tenneco, Inc	9,843
317,295	*,e	Tesla Motors, Inc	88,303
299,526		Thor Industries, Inc	28,793
2,826,000		Tianneng Power International Ltd	2,569
129,589		Tofas Turk Otomobil Fabrik	971
40,163		Tokai Rika Co Ltd	811
92,200		Tokai Rubber Industries, Inc	934
260,699		Tong Yang Industry Co Ltd	453
105,800	e	Topre Corp	2,761
40,511		Tower International, Inc	1,098
78,900		Toyo Tire & Rubber Co Ltd	1,421
52,115		Toyoda Gosei Co Ltd	1,329
213,900		Toyota Boshoku Corp	4,975
235,841		Toyota Industries Corp	11,732
5,036,073		Toyota Motor Corp	273,347
112,600		TS Tech Co Ltd	3,034
115,547		Tube Investments Of India	1,117
53,089		Tung Thih Electronic Co Ltd	458
206,100		Tupy S.A.	971
147,911		TVS Motor Co Ltd	981
823,000		TYC Brother Industrial Co Ltd	898
1,176,841		UMW Holdings BHD	1,596
196,700		Unipres Corp	4,115
14,073	e	Unique Fabricating, Inc	169
620,523		Valeo S.A.	41,278
211,319	*	Visteon Corp	20,699
62,318		Volkswagen AG.	9,311
39,460		Volkswagen AG. (Preference)	5,752
7,851		WABCO India Ltd	704
52,528		Winnebago Industries, Inc	1,536
25,555	*,e	Workhorse Group, Inc	67
5

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
440,000	*	Xinchen China Power Holdings Ltd	$71
2,997,000		Xingda International Holdings Ltd	1,312
10,954,785		Xinyi Glass Holdings Co Ltd	9,649
2,602,000	*,e	Yadea Group Holdings Ltd	563
128,272		Yamaha Motor Co Ltd	3,088
91,300		Yokohama Rubber Co Ltd	1,789
151,500		Yorozu Corp	2,334
690,187		Yulon Motor Co Ltd	643
80,000		Zhejiang Shibao Co Ltd	90
		TOTAL AUTOMOBILES & COMPONENTS	2,271,120

BANKS - 8.9%
30,522		1st Source Corp	1,433
1,285,030		77 Bank Ltd	5,575
210,951		Aareal Bank AG.	8,156
2,128,613	g	ABN AMRO Group NV (ADR)	51,616
3,731,618		Abu Dhabi Commercial Bank PJSC	6,914
15,531	e	Access National Corp	466
13,320		ACNB Corp	384
69,018,649		Agricultural Bank of China	31,830
5,700		Aichi Bank Ltd	318
4,489,654		Akbank TAS	10,541
123,000		Akita Bank Ltd	384
1,375,507		Albaraka Turk Katilim Bankasi AS	473
644,559	*	Aldermore Group plc	1,795
100,667	*	Alior Bank S.A.	1,814
128,136		Allahabad Bank	145
28,123	*	Allegiance Bancshares, Inc	1,046
1,103,756		Alliance Financial Group BHD	1,017
1,605,141	*	Alpha Bank AE	2,869
315,270	*,m	Amagerbanken AS	0
18,970		American National Bankshares, Inc	707
97,494		Ameris Bancorp	4,494
19,892	e	Ames National Corp	609
540,961	*	Amlak Finance PJSC	161
3,272,038		AMMB Holdings BHD	3,439
373,488		Andhra Bank	333
137,000		Aomori Bank Ltd	470
7,665,660		Aozora Bank Ltd	28,299
26,313		Arrow Financial Corp	892
1,430,800		Ashikaga Holdings Co Ltd	5,717
168,257		Associated Banc-Corp	4,105
183,154		Astoria Financial Corp	3,756
37,440	*	Atlantic Capital Bancshares, Inc	709
2,185,320		Australia & New Zealand Banking Group Ltd	53,061
407,721		Awa Bank Ltd	2,586
2,191,208		Axis Bank Ltd	16,565
228,249	e	Banc of California, Inc	4,725
528,642	*,e	Banca Carige S.p.A	151
38,398,419		Banca Intesa S.p.A.	104,448
4,393,578		Banca Intesa S.p.A. RSP	11,175
21,184	*,m	Banca Monte dei Paschi di Siena S.p.A	256
373,225	e	Banca Popolare dell’Emilia Romagna Scrl	1,863
6

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
351,597		Banca Popolare di Sondrio SCARL	$1,213
15,420		Bancfirst Corp	1,386
734,905	e	Banche Popolari Unite Scpa	2,811
379,649		Banco ABC Brasil S.A.	2,271
10,813	*	Banco ABC Brasil S.A. (ADR)	65
2,608,871		Banco Bilbao Vizcaya Argentaria S.A.	20,252
183,741	*,e	Banco BPI S.A.	208
4,280,176		Banco BPM S.p.A	12,703
1,451,989	*	Banco Bradesco S.A.	14,865
4,496,966	*	Banco Bradesco S.A. (Preference)	46,512
7,664,503	*,e	Banco Comercial Portugues S.A.	1,603
36,544,210		Banco de Chile	4,409
21,263		Banco de Credito e Inversiones	1,170
2,216,810		Banco de Oro Universal Bank	5,196
1,248,926	*	Banco de Sabadell S.A.	2,288
1,522,932		Banco do Brasil S.A.	16,428
648,300		Banco do Estado do Rio Grande do Sul	3,131
16,063,377	*,m	Banco Espirito Santo S.A.	171
58,200	*,m	Banco Industrial e Comercial S.A.	154
6,626,141		Banco Itau Holding Financeira S.A.	80,218
90,227		Banco Latinoamericano de Exportaciones S.A. (Class E)	2,503
672,691	*,e	Banco Popular Espanol S.A.	652
998,048		Banco Santander Brasil S.A.	8,815
65,505,749		Banco Santander Chile S.A.	4,103
17,391,199		Banco Santander S.A.	106,457
152,500		BanColombia S.A. (ADR)	6,080
739,716		BanColombia S.A. (Preference)	7,384
260,287		Bancorpsouth, Inc	7,874
118,800		Bangkok Bank PCL (ADR)	628
647,800		Bangkok Bank PCL (Foreign)	3,508
54,357		Bank Handlowy w Warszawie S.A.	1,050
1,865,307		Bank Hapoalim Ltd	11,368
2,356,170	*	Bank Leumi Le-Israel	10,402
469,847	*	Bank Millennium S.A.	764
139,358		Bank Mutual Corp	1,310
42,101,148	n	Bank of America Corp	993,166
153,156,272		Bank of China Ltd	76,162
1,075,000	e	Bank of Chongqing Co Ltd	931
23,368,946	e	Bank of Communications Co Ltd	18,191
1,212,930	e	Bank of East Asia Ltd	5,018
135,235		Bank of Georgia Holdings plc	5,438
47,004		Bank of Hawaii Corp	3,871
127,847,647	*	Bank of Ireland	31,981
31,400	e	Bank of Iwate Ltd	1,330
2,577,487	e	Bank of Kyoto Ltd	18,813
17,151		Bank of Marin Bancorp	1,104
1,028,060	*	Bank of Montreal	76,788
10,699	e	Bank of Nagoya Ltd	385
1,971,978	e	Bank of Nova Scotia	115,366
109,196		Bank of NT Butterfield & Son Ltd	3,484
45,800		Bank of Okinawa Ltd	1,754
264,920		Bank of Queensland Ltd	2,459
7

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
258,541		Bank of Saga Ltd	$709
186,497		Bank of the Ozarks, Inc	9,700
989,519		Bank of the Philippine Islands	1,996
148,300		Bank of the Ryukyus Ltd	2,135
291,750		Bank Pekao S.A.	9,712
12,429,771		Bank Rakyat Indonesia	12,103
52,346		Bank Zachodni WBK S.A.	4,517
56,668		BankFinancial Corp	823
1,825,941	e	Bankia S.A.	2,078
119,892		Bankinter S.A.	1,005
176,595		BankUnited	6,589
12,224		Bankwell Financial Group, Inc	420
59,117		Banner Corp	3,289
2,511		Banque Cantonale Vaudoise	1,732
536,800		Banregio Grupo Financiero SAB de C.V.	3,203
29,181		Bar Harbor Bankshares	965
724,404	e	Barclays Africa Group Ltd	7,533
21,633,239		Barclays plc	61,066
1,434,698		BB&T Corp	64,131
39,584		Bear State Financial, Inc	372
220,603	e	Bendigo Bank Ltd	2,044
397,100		Beneficial Bancorp, Inc	6,354
171,587		Berkshire Hills Bancorp, Inc	6,186
88,384		Blue Hills Bancorp, Inc	1,578
111,155		BNC Bancorp	3,896
1,873,496		BNP Paribas	124,670
8,670,116		BOC Hong Kong Holdings Ltd	35,438
117,917	*,e	BofI Holding, Inc	3,081
32,090		BOK Financial Corp	2,512
195,538		Boston Private Financial Holdings, Inc	3,207
14,027	*	BRE Bank S.A.	1,321
43,474		Bridge Bancorp, Inc	1,522
290,951		Brookline Bancorp, Inc	4,553
47,056		Bryn Mawr Bank Corp	1,859
284,941		BS Financial Group, Inc	2,338
18,253	*	BSB Bancorp, Inc	516
4,141,706		Bumiputra-Commerce Holdings BHD	5,213
7,187		C&F Financial Corp	333
7,035,543		CaixaBank S.A.	30,249
4,905	e	California First National Bancorp	79
31,914		Camden National Corp	1,405
6,178		Can Fin Homes Ltd	202
705,589		Canadian Imperial Bank of Commerce/Canada	60,841
68,439	e	Canadian Western Bank	1,515
75,966		Canara Bank	354
91,934		Capital Bank Financial Corp	3,990
32,776		Capital City Bank Group, Inc	701
43,166		Capitec Bank Holdings Ltd	2,451
251,264		Capitol Federal Financial	3,676
2,657	*,e	Capstar Financial Holdings, Inc	51
103,982		Cardinal Financial Corp	3,113
21,528		Carolina Financial Corp	646
115,308	*	Cascade Bancorp	889
8

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
300,469		Cathay General Bancorp	$11,322
267,128		Centerstate Banks of Florida, Inc	6,919
205,455		Central Pacific Financial Corp	6,275
17,666		Central Valley Community Bancorp	362
7,169		Century Bancorp, Inc	436
6,140,653		Chang Hwa Commercial Bank	3,742
42,976		Charter Financial Corp	845
218,977		Chemical Financial Corp	11,201
6,865		Chemung Financial Corp	271
2,426,666	e	Chiba Bank Ltd	15,615
37,400		Chiba Kogyo Bank Ltd	207
9,979,481		China Citic Bank	6,621
149,471,748		China Construction Bank	120,431
12,184,861		China Development Financial Holding Corp	3,345
4,018,685		China Everbright Bank Co Ltd	1,965
6,450,896		China Merchants Bank Co Ltd	17,071
7,336,810	e	China Minsheng Banking Corp Ltd	7,843
19,284,781		Chinatrust Financial Holding Co	11,915
477,000		Chong Hing Bank Ltd	1,042
12,314,584		Chongqing Rural Commercial Bank	8,320
36,305	e	Chugoku Bank Ltd	530
6,200		Chukyo Bank Ltd	131
542,529		CIT Group, Inc	23,291
8,681,412		Citigroup, Inc	519,322
26,526		Citizens & Northern Corp	618
4,378,778		Citizens Financial Group, Inc	151,287
28,377		City Holding Co	1,830
50,477	e	Clifton Bancorp, Inc	817
31,252		CNB Financial Corp	747
89,092		CoBiz, Inc	1,497
18,090		Codorus Valley Bancorp, Inc	469
15,951	*,e	Collector AB	175
219,867		Columbia Banking System, Inc	8,573
22,252	e	Comdirect Bank AG.	224
1,695,055		Comerica, Inc	116,247
103,447		Commerce Bancshares, Inc	5,810
193,083		Commercial Bank of Qatar QSC	1,800
2,498,444		Commercial International Bank	10,455
2,177,574		Commerzbank AG.	19,729
1,632,557	e	Commonwealth Bank of Australia	107,055
84,870	e	Community Bank System, Inc	4,666
29,502		Community Trust Bancorp, Inc	1,350
1,314,329		Concordia Financial Group Ltd	6,093
107,045		ConnectOne Bancorp, Inc	2,596
911,687,402		Corpbanca S.A.	8,237
10,173		County Bancorp, Inc	296
99,541		Credicorp Ltd (NY)	16,255
3,377,542		Credit Agricole S.A.	45,653
74,212		Credito Emiliano S.p.A.	510
744,867	e	Credito Valtellinese SC	2,807
61,140	*	CU Bancorp	2,424
69,413		Cullen/Frost Bankers, Inc	6,176
9

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
51,367	*	Customers Bancorp, Inc	$1,620
200,624		CVB Financial Corp	4,432
885,472	*,e	CYBG plc	3,087
5,646,074	*,m	Cyprus Popular Bank Public Co Ltd	60
728,827		Dah Sing Banking Group Ltd	1,437
541,108		Dah Sing Financial Holdings Ltd	4,123
202,000		Daishi Bank Ltd	802
1,507,072		Danske Bank AS	51,385
6,114,087		DBS Group Holdings Ltd	84,692
83,674	g	Deutsche Pfandbriefbank AG.	1,041
518,698	*	Development Credit Bank Ltd	1,361
351,699		Dewan Housing Finance Corp Ltd	1,989
181,865		DGB Financial Group Co Ltd	1,763
115,815		Dime Community Bancshares	2,351
1,446,560		DNB NOR Holding ASA	22,969
31,543		Doha Bank QSC	272
2,036,666		Dubai Islamic Bank PJSC	3,104
9,548,400		E.Sun Financial Holding Co Ltd	5,805
84,098	*	Eagle Bancorp, Inc	5,021
406,803		East West Bancorp, Inc	20,995
23,100	e	Ehime Bank Ltd	282
275,000		Eighteenth Bank Ltd	889
18,906		Enterprise Bancorp, Inc	657
75,753		Enterprise Financial Services Corp	3,212
18,892	e	Equitable Group, Inc	985
10,922	*	Equity Bancshares, Inc	347
1,783,880		Erste Bank der Oesterreichischen Sparkassen AG.	58,086
15,078		ESSA Bancorp, Inc	220
371,147	*	Essent Group Ltd	13,424
2,103,878	*	Eurobank Ergasias S.A.	1,285
239,272		EverBank Financial Corp	4,661
2,877,221		Far Eastern International Bank	907
14,508		Farmers Capital Bank Corp	586
50,306		Farmers National Banc Corp	722
11,712	*,e	FB Financial Corp	414
79,205	*	FCB Financial Holdings, Inc	3,925
24,336		Federal Agricultural Mortgage Corp (Class C)	1,401
1,731,429		Federal Bank Ltd	2,439
61,018		Fidelity Southern Corp	1,366
682,949		Fifth Third Bancorp	17,347
47,641		Financial Institutions, Inc	1,570
1,416,042		FinecoBank Banca Fineco S.p.A	9,630
38,267		First Bancorp (NC)	1,121
1,100,827	*	First Bancorp (Puerto Rico)	6,220
23,729		First Bancorp, Inc	647
60,388		First Busey Corp	1,775
24,448		First Business Financial Services, Inc	635
14,963		First Citizens Bancshares, Inc (Class A)	5,018
174,351		First Commonwealth Financial Corp	2,312
34,181		First Community Bancshares, Inc	853
29,999	*,e	First Community Financial Partners, Inc	382
57,617		First Connecticut Bancorp	1,429
23,793		First Defiance Financial Corp	1,178
10

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
138,350		First Financial Bancorp	$3,798
125,507	e	First Financial Bankshares, Inc	5,033
29,580		First Financial Corp	1,405
10,650,910		First Financial Holding Co Ltd	6,494
17,499		First Financial Northwest, Inc	309
68,193	*	First Foundation, Inc	1,058
993,071		First Gulf Bank PJSC	3,490
87,002		First Hawaiian, Inc	2,603
245,346		First Horizon National Corp	4,539
133,114		First International Bank Of Israel Ltd	2,166
13,696		First Internet Bancorp	404
78,363	e	First Interstate Bancsystem, Inc	3,107
170,731		First Merchants Corp	6,713
14,138		First Mid-Illinois Bancshares, Inc	478
414,951		First Midwest Bancorp, Inc	9,826
12,988	e	First National Financial Corp	261
33,595	*,e	First NBC Bank Holding Co	134
25,485	*	First Northwest Bancorp	395
56,004		First of Long Island Corp	1,515
140,013		First Republic Bank	13,135
85,764	*	Flagstar Bancorp, Inc	2,418
56,853		Flushing Financial Corp	1,528
1,004,221		FNB Corp	14,933
75,264	*	Franklin Financial Network, Inc	2,916
2,342,412		Fukuoka Financial Group, Inc	10,175
339,157		Fulton Financial Corp	6,054
238,485	e	Genworth MI Canada, Inc	6,594
199,884		Genworth Mortgage Insurance Australia Ltd	480
27,469		German American Bancorp, Inc	1,300
343,723	*	Get Bank S.A.	170
281,056		Glacier Bancorp, Inc	9,536
27,972		Great Southern Bancorp, Inc	1,413
155,051		Great Western Bancorp, Inc	6,576
71,706	*	Green Bancorp, Inc	1,276
6,503	e	Greene County Bancorp, Inc	152
117,196		Gruh Finance Ltd	714
8,669,204		Grupo Aval Acciones y Valores	3,528
3,501,568		Grupo Financiero Banorte S.A. de C.V.	20,135
2,514,565	e	Grupo Financiero Inbursa S.A.	4,168
87,000		Grupo Financiero Interacciones S.A. de C.V.	405
1,974,874		Grupo Financiero Santander Mexico SAB de C.V.	3,572
28,505	*,e	Grupo Supervielle S.A. (ADR)	485
54,729		Guaranty Bancorp	1,333
1,252,183	e	Gunma Bank Ltd	6,533
140,416		Hachijuni Bank Ltd	792
333,715		Hana Financial Group, Inc	11,012
178,452		Hancock Holding Co	8,128
782,988	e	Hang Seng Bank Ltd	15,884
133,345		Hanmi Financial Corp	4,100
21,805	*,e	HarborOne Bancorp, Inc	414
248,067		HDFC Bank Ltd	5,515
104,521		Heartland Financial USA, Inc	5,221
11

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
111,578		Heritage Commerce Corp	$1,573
113,051		Heritage Financial Corp	2,798
46,932		Heritage Oaks Bancorp	627
511,309		Hilltop Holdings, Inc	14,046
2,738		Hingham Institution for Savings	484
100,647		Hiroshima Bank Ltd	428
612,000		Hokkoku Bank Ltd	2,327
24,700	e	Hokuetsu Bank Ltd	638
93,200		Hokuhoku Financial Group, Inc	1,463
12,240		Home Bancorp, Inc	413
237,965		Home Bancshares, Inc	6,442
184,365	e	Home Capital Group, Inc	3,609
46,047	*	HomeStreet, Inc	1,287
58,505	*	HomeTrust Bancshares, Inc	1,375
978,516		Hong Leong Bank BHD	3,043
87,120		Hong Leong Credit BHD	313
344,823		Hope Bancorp, Inc	6,610
50,807		Horizon Bancorp	1,332
2,225,488		Housing Development Finance Corp	51,488
13,970,740		HSBC Holdings plc	113,957
8,481,024		Hua Nan Financial Holdings Co Ltd	4,737
7,208,536		Huntington Bancshares, Inc	96,522
168,692		Hyakugo Bank Ltd	674
181,000		Hyakujushi Bank Ltd	613
215,107		IBERIABANK Corp	17,015
1,108,334		ICICI Bank Ltd	4,734
1,466,057		IDFC Bank Ltd	1,339
20,652	*,e	Impac Mortgage Holdings, Inc	257
50,701		Independent Bank Corp (MA)	3,296
75,564		Independent Bank Corp (MI)	1,564
41,245		Independent Bank Group, Inc	2,652
143,128,749		Industrial & Commercial Bank of China	93,656
258,026		Industrial Bank of Korea	2,813
18,430,293		ING Groep NV	278,376
118,567		International Bancshares Corp	4,197
2,283,775		Investors Bancorp, Inc	32,841
541,290	*,m	Irish Bank Resolution Corp Ltd	0
879,586	*	Israel Discount Bank Ltd	2,066
114,581	*,m	Itausa-Investimentos Itau S.A. (ADR)	348
201,500	e	Iyo Bank Ltd	1,360
334,877		Jammu & Kashmir Bank Ltd	387
857,791		Japan Post Bank Co Ltd	10,650
79,909		JB Financial Group Co Ltd	426
371,600		Jimoto Holdings Inc	633
11,961,335		JPMorgan Chase & Co	1,050,684
246,555		Juroku Bank Ltd	796
55,269		Jyske Bank	2,795
109,800		Kansai Urban Banking Corp	1,397
57,100		Kanto Tsukuba Bank Ltd	160
557,796		Karnataka Bank Ltd	1,209
374,360		Karur Vysya Bank Ltd	646
1,941,997		Kasikornbank PCL (Foreign)	10,685
12

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
936,315		KB Financial Group, Inc	$41,035
351,608		KBC Groep NV	23,309
472,480		Kearny Financial Corp	7,111
809,000		Keiyo Bank Ltd	3,505
1,032,073		Keycorp	18,350
1,450,932		Kiatnakin Bank PCL (Foreign)	2,935
2,408,000		King’s Town Bank	2,393
65,100		Kiyo Bank Ltd	1,000
22,660		KJB Financial Group Co Ltd	223
71,001		Komercni Banka AS	2,635
8,990,324		Krung Thai Bank PCL (Foreign)	5,338
256,600		Kyushu Financial Group, Inc	1,572
109,959		Lakeland Bancorp, Inc	2,155
47,182		Lakeland Financial Corp	2,034
30,233		Laurentian Bank of Canada	1,332
18,372	e	LCNB Corp	438
310,717		LegacyTexas Financial Group, Inc	12,398
18,356	*,e	LendingTree, Inc	2,301
3,279,028		LH Financial Group PCL	170
319,439	*	Liberbank S.A.	411
500,706		LIC Housing Finance Ltd	4,769
38,110	e	Live Oak Bancshares, Inc	825
29,142,886		Lloyds TSB Group plc	24,238
215,356		M&T Bank Corp	33,322
60,683		Macatawa Bank Corp	600
66,548		MainSource Financial Group, Inc	2,191
3,736,076		Malayan Banking BHD	7,528
1,251,002		Malaysia Building Society	368
405,319		Masraf Al Rayan	4,692
149,941		MB Financial, Inc	6,420
41,244		MBT Financial Corp	468
6,590,656		Mediobanca S.p.A.	59,423
12,218,734		Mega Financial Holding Co Ltd	9,860
39,400		Mercantile Bank Corp	1,355
12,285		Merchants Bancshares, Inc	598
144,720		Meridian Bancorp, Inc	2,648
53,247		Meta Financial Group, Inc	4,712
46,729	*	Metro Bank plc	1,895
3,540,127		Metropolitan Bank & Trust	5,641
1,200,725	*	MGIC Investment Corp	12,163
10,083	e	Middleburg Financial Corp	404
29,692		Midland States Bancorp, Inc	1,021
9,900		Midsouth Bancorp, Inc	151
17,290		MidWestOne Financial Group, Inc	593
23,200		Mie Bank Ltd	490
18,100	e	Minato Bank Ltd	336
23,711,465		Mitsubishi UFJ Financial Group, Inc	149,362
421,646		Mitsui Trust Holdings, Inc	14,611
162,000		Miyazaki Bank Ltd	500
140,139		Mizrahi Tefahot Bank Ltd	2,375
25,837,763		Mizuho Financial Group, Inc	47,427
5,650,345	*,g	Moneta Money Bank AS.	19,139
13

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
23,068		Musashino Bank Ltd	$684
11,105		MutualFirst Financial, Inc	350
52,592		Nanto Bank Ltd	1,928
2,341,402		National Australia Bank Ltd	59,618
232,916		National Bank Holdings Corp	7,570
707,907		National Bank of Abu Dhabi PJSC	1,976
421,409		National Bank of Canada	17,695
6,176,064	*	National Bank of Greece S.A.	1,580
15,096	e	National Bankshares, Inc	567
23,329	*	National Commerce Corp	854
63,521	*,e	Nationstar Mortgage Holdings, Inc	1,001
867,796		Natixis	5,342
83,349		NBT Bancorp, Inc	3,090
470,933	e	Nedbank Group Ltd	8,462
518,375		New York Community Bancorp, Inc	7,242
15,331	*	Nicolet Bankshares, Inc	726
175,660		Nishi-Nippon Financial Holdings, Inc	1,766
435,708	*	NMI Holdings, Inc	4,967
2,921,989	g	Nordax Group AB	15,000
2,866,757		Nordea Bank AB	32,706
1,029,300		North Pacific Bank Ltd	3,904
81,664		Northfield Bancorp, Inc	1,472
16,056		Northrim BanCorp, Inc	482
188,726		Northwest Bancshares, Inc	3,178
55,942		OceanFirst Financial Corp	1,576
169,764	*,e	Ocwen Financial Corp	929
86,716	e	OFG Bancorp	1,023
628,000		Ogaki Kyoritsu Bank Ltd	1,871
126,000	e	Oita Bank Ltd	492
23,079		Old Line Bancshares, Inc	657
262,846		Old National Bancorp	4,560
62,810		Old Second Bancorp, Inc	707
504,549		OneSavings Bank plc	2,555
153,772		Opus Bank	3,098
62,360		Oriental Bank of Commerce	135
99,183		Oritani Financial Corp	1,686
15,107		Orrstown Financial Services, Inc	338
446,161		OTP Bank	12,465
3,908,664		Oversea-Chinese Banking Corp	27,150
59,443		Pacific Continental Corp	1,456
32,254	*	Pacific Mercantile Bancorp	244
125,315	*	Pacific Premier Bancorp, Inc	4,831
221,347		PacWest Bancorp	11,789
193	*,e	Paragon Commercial Corp	10
439,979		Paragon Group of Cos plc	2,303
26,203		Park National Corp	2,757
218,958		Park Sterling Bank	2,695
58,808		Peapack Gladstone Financial Corp	1,740
10,809		Penns Woods Bancorp, Inc	470
66,116	*	PennyMac Financial Services, Inc	1,127
50,947		Peoples Bancorp, Inc	1,613
16,339		Peoples Financial Services Corp	683
387,415		People’s United Financial, Inc	7,051
14

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
26,403		People’s Utah Bancorp	$698
106,132	*,e	Permanent TSB Group Holdings plc	273
351,888	*	PHH Corp	4,480
3,000,000		Philippine National Bank	3,306
191,511		Pinnacle Financial Partners, Inc	12,726
7,253,347	*	Piraeus Bank S.A.	1,314
1,992,443		PNC Financial Services Group, Inc	239,571
287,748		Popular, Inc	11,720
1,452,408		Powszechna Kasa Oszczednosci Bank Polski S.A.	11,739
88,049		Preferred Bank	4,725
20,083		Premier Financial Bancorp, Inc	422
249,725		PrivateBancorp, Inc	14,826
131,642		Prosperity Bancshares, Inc	9,177
9,469	*	Provident Bancorp, Inc	198
11,458		Provident Financial Holdings, Inc	214
168,632		Provident Financial Services, Inc	4,359
62,285,600		PT Bank Bukopin Tbk	2,922
12,250,074		PT Bank Central Asia Tbk	15,210
3,590,957		PT Bank Danamon Indonesia Tbk	1,267
9,660,000		PT Bank Jabar Banten Tbk	1,465
10,341,080		PT Bank Mandiri Persero Tbk	9,082
9,247,319		PT Bank Negara Indonesia	4,496
44,500,000	*	PT Bank Pan Indonesia Tbk	3,024
43,172,700		PT Bank Pembangunan Daerah Jawa Timur Tbk	2,237
12,799,194		PT Bank Tabungan Negara Tbk	2,180
3,147,484		Public Bank BHD	14,149
138,604	*	Qatar First Bank	328
62,525		Qatar Islamic Bank SAQ	1,757
269,029		Qatar National Bank	10,795
34,671		QCR Holdings, Inc	1,468
847,112		Radian Group, Inc	15,214
18,558	*	Raiffeisen International Bank Holding AG.	419
76,165	*	RBL Bank Ltd	580
2,008,751		Regions Financial Corp	29,187
84,361		Renasant Corp	3,348
21,590		Republic Bancorp, Inc (Class A)	742
86,234	*,e	Republic First Bancorp, Inc	716
2,743,894		Resona Holdings, Inc	14,751
589,802		RHB Capital BHD	689
97,820		Rizal Commercial Banking Corp	75
5,200	*,m	Roskilde Bank	0
2,003,641	*	Royal Bank of Canada	145,981
2,520,490	*	Royal Bank of Scotland Group plc	7,643
66,188		S&T Bancorp, Inc	2,290
90,382		Sandy Spring Bancorp, Inc	3,705
353,200		San-In Godo Bank Ltd	2,836
6,836,569		Sberbank of Russian Federation (ADR)	79,018
107,165	*	Seacoast Banking Corp of Florida	2,570
184,190		Security Bank Corp	741
404,480		Senshu Ikeda Holdings, Inc	1,673
90,100	e	ServisFirst Bancshares, Inc	3,278
659,093	e	Seven Bank Ltd	2,158
15

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
123,112	*,g	Shawbrook Group plc	$523
217,000	e	Shiga Bank Ltd	1,114
350,000		Shikoku Bank Ltd	914
984,603		Shinhan Financial Group Co Ltd	41,025
1,776,179	e	Shinsei Bank Ltd	3,273
276,400		Shizuoka Bank Ltd	2,254
32,823		Shore Bancshares, Inc	548
22,544		SI Financial Group, Inc	317
1,811,417		Siam Commercial Bank PCL (Foreign)	8,593
28,763		Sierra Bancorp	789
101,996	*	Signature Bank	15,135
74,323		Simmons First National Corp (Class A)	4,099
12,081,190		SinoPac Financial Holdings Co Ltd	3,770
49,781	*,g	Skandiabanken ASA	401
1,348,382	e	Skandinaviska Enskilda Banken AB (Class A)	14,983
2,040,067		Societe Generale	103,361
2,578,170		South Indian Bank Ltd	848
140,616		South State Corp	12,564
12,432	*	Southern First Bancshares, Inc	406
12,367		Southern Missouri Bancorp, Inc	439
26,203		Southern National Bancorp of Virginia, Inc	444
51,674		Southside Bancshares, Inc	1,735
78,104		Southwest Bancorp, Inc	2,042
73,095		Spar Nord Bank A/s	809
347,279		Sparebanken Midt-Norge	2,690
305,599		Sparebanken Nord-Norge	1,966
2,951		St Galler Kantonalbank	1,237
2,220,762	e	Standard Bank Group Ltd	23,814
1,276,234	*	Standard Chartered plc	12,207
68,155		State Bank & Trust Co	1,780
1,826,400		State Bank of India	8,255
618,635		Sterling Bancorp/DE	14,662
41,353		Stock Yards Bancorp, Inc	1,681
34,096		Stonegate Bank	1,606
13,271		Suffolk Bancorp	536
2,773,412		Sumitomo Mitsui Financial Group, Inc	100,949
19,847	e	Summit Financial Group, Inc	427
27,068		Sun Bancorp, Inc	660
1,116,810		SunTrust Banks, Inc	61,760
139,190		Suruga Bank Ltd	2,938
85,742	*	SVB Financial Group	15,956
362,563	*,e	Svenska Handelsbanken AB	4,969
1,767,683	e	Swedbank AB (A Shares)	40,901
181,985		Sydbank AS	6,308
50,584		Syndicate Bank	56
177,702		Synovus Financial Corp	7,289
2,555,940		Taichung Commercial Bank	830
7,306,609		Taishin Financial Holdings Co Ltd	3,045
1,379,087		Taiwan Business Bank	382
7,638,326		Taiwan Cooperative Financial Holding	3,802
503,722		TCF Financial Corp	8,573
328,197		TCS Group Holding plc (ADR)	3,462
18,763		Territorial Bancorp, Inc	585
16

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
121,955	*	Texas Capital Bancshares, Inc	$10,177
201,425		TFS Financial Corp	3,348
3,073,600		Thanachart Capital PCL	4,314
97,200	*	The Bancorp, Inc	496
59,033	e	Timbercreek Financial Corp	418
1,909,580		Tisco Bank PCL	3,989
9,674,787		TMB Bank PCL (Foreign)	687
95,700		Tochigi Bank Ltd	442
148,000		Toho Bank Ltd	558
40,193		Tokyo TY Financial Group, Inc	1,209
398,400		Tomony Holdings, Inc	2,108
28,438		Tompkins Trustco, Inc	2,291
2,949,573		Toronto-Dominion Bank	147,739
472,000		Towa Bank Ltd	500
109,232		TowneBank	3,539
104,464		Trico Bancshares	3,712
43,251	*	Tristate Capital Holdings, Inc	1,010
63,417	*	Triumph Bancorp, Inc	1,636
299,468		Trustco Bank Corp NY	2,351
133,211		Trustmark Corp	4,235
3,375,909		Turkiye Garanti Bankasi AS	8,233
854,962		Turkiye Halk Bankasi AS	2,440
5,687,714		Turkiye Is Bankasi (Series C)	10,380
3,696,031		Turkiye Sinai Kalkinma Bankasi AS	1,403
754,382		Turkiye Vakiflar Bankasi Tao	1,113
88,799		UMB Financial Corp	6,687
700,711		Umpqua Holdings Corp	12,431
3,606,206		UniCredit S.p.A	55,591
506,359		Union Bank of India	1,216
161,128		Union Bankshares Corp	5,668
8,617	e	Union Bankshares, Inc	370
136,758	e	United Bankshares, Inc	5,778
295,095		United Community Banks, Inc	8,171
104,817		United Community Financial Corp	874
198,416		United Financial Bancorp, Inc (New)	3,375
1,864,151	e	United Overseas Bank Ltd	29,445
47,718		Univest Corp of Pennsylvania	1,236
4,643,950		US Bancorp	239,163
15,510		Valiant Holding	1,651
1,026,823		Valley National Bancorp	12,117
19,541	*	Veritex Holdings, Inc	549
294,878		Vijaya Bank	312
1,474,865		Virgin Money Holdings UK plc	5,924
4,160,499		VTB Bank OJSC (GDR)	9,537
186,102	*	Walker & Dunlop, Inc	7,759
179,588		Washington Federal, Inc	5,944
45,184		Washington Trust Bancorp, Inc	2,228
17,187		WashingtonFirst Bankshares, Inc	481
87,945		Waterstone Financial, Inc	1,605
243,734		Webster Financial Corp	12,196
18,116,442		Wells Fargo & Co	1,008,361
79,197		WesBanco, Inc	3,018
17

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
44,976		West Bancorporation, Inc	$1,032
48,734	e	Westamerica Bancorporation	2,721
239,209	*	Western Alliance Bancorp	11,743
44,360		Western New England Bancorp, Inc	466
5,334,588		Westpac Banking Corp	142,606
179,543		Wintrust Financial Corp	12,410
419,533	*,e	WMIH Corp	608
1,075,891		Woori Bank	12,499
163,228		WSFS Financial Corp	7,500
11,966	*,e	Xenith Bankshares, Inc	304
99,000	e	Yamagata Bank Ltd	431
78,492	e	Yamaguchi Financial Group, Inc	851
109,000		Yamanashi Chuo Bank Ltd	488
4,163,189	*	Yapi ve Kredi Bankasi	4,351
588,337		Yes Bank Ltd	14,022
2,915,582		Zions Bancorporation	122,454
		TOTAL BANKS	10,455,003

CAPITAL GOODS - 8.1%
2,666,993		3M Co	510,276
505,388		A.O. Smith Corp	25,856
79,576		Aalberts Industries NV	2,966
79,229		Aaon, Inc	2,801
118,954		AAR Corp	4,000
1,783,240		ABB Ltd	41,738
1,890,007		Aboitiz Equity Ventures, Inc	2,804
331,000		AcBel Polytech, Inc	260
511,953		ACS Actividades Construccion y Servicios S.A.	17,403
115,999		Actuant Corp (Class A)	3,057
34,574		Acuity Brands, Inc	7,053
624,796		Adani Enterprises Ltd	1,045
68,273		Aditya Birla Nuvo Ltd	1,596
509,900		Advan Co Ltd	5,519
67,325		Advanced Drainage Systems, Inc	1,474
459,621	*	Aecom Technology Corp	16,358
214,889		Aecon Group, Inc	2,774
142,157	*	Aegion Corp	3,257
462,395	*	AerCap Holdings NV	21,256
114,087	*	Aerojet Rocketdyne Holdings, Inc	2,476
8,450	*	AeroSpace Technology of Korea, Inc	119
40,109	*,e	Aerovironment, Inc	1,124
26,996	*,e	AFG Arbonia-Forster Hldg	457
12,573	e	AG Growth International Inc	478
1,098,323		AGCO Corp	66,097
45,417		AIA Engineering Ltd	1,111
39,299		Aica Kogyo Co Ltd	1,039
84,400	e	Aichi Corp	652
66,500		Aida Engineering Ltd	591
303,998		Air Lease Corp	11,780
93,121		Aircastle Ltd	2,247
410,746		Airtac International Group	4,041
45,534		Alamo Group, Inc	3,469
18

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
90,574		Alarko Holding AS	$133
110,734		Albany International Corp (Class A)	5,099
69,907		Alfa Laval AB	1,318
3,044,614		Alfa S.A. de C.V. (Class A)	4,456
6,174	*	Alimak Group	50
24,696	g	Alimak Group AB	368
949,371		Allegion plc	71,867
20,659,665		Alliance Global Group, Inc	5,220
24,885		Allied Motion Technologies, Inc	500
699,308		Allison Transmission Holdings, Inc	25,217
28,875		Alstom Projects India Ltd	261
80,314	*	Alstom RGPT	2,398
88,910		Alstom T&D India Ltd	450
49,480		Altra Holdings, Inc	1,927
214,136		Amada Co Ltd	2,451
37,374		Amara Raja Batteries Ltd	512
43,148	*	Ameresco, Inc	283
14,481	e	American Railcar Industries, Inc	595
28,701	*,e	American Superconductor Corp	197
89,121	*	American Woodmark Corp	8,181
557,071		Ametek, Inc	30,126
13,488		Andritz AG.	675
23,300		Anest Iwata Corp	212
55,869		Apogee Enterprises, Inc	3,330
155,905		Applied Industrial Technologies, Inc	9,643
1,844,254	*	Arabtec Holding Co	448
53,368		Arcadis NV	841
4,103	*	Arcam AB	151
1,020,357		Arconic, Inc	26,876
94,260		Argan, Inc	6,235
46,459	*	Armstrong Flooring, Inc	856
111,491	*	Armstrong World Industries, Inc	5,134
40,100		Asahi Diamond Industrial Co Ltd	295
981,132		Asahi Glass Co Ltd	7,960
93,900	*	Aselsan Elektronik Sanayi Ve Ticaret AS	439
1,271,511		Ashok Leyland Ltd	1,656
41,344		Ashoka Buildcon Ltd	125
2,709,648		Ashtead Group plc	56,088
870,301		Assa Abloy AB	17,891
161,673		Astaldi S.p.A.	1,079
96,578		Astec Industries, Inc	5,939
23,331		Astral Polytechnik Ltd	197
53,276	*	Astronics Corp	1,690
858,016		Asunaro Aoki Construction Co Ltd	6,222
265,426	*	Atkore International Group, Inc	6,975
887,937		Atlas Copco AB (A Shares)	31,299
354,870		Atlas Copco AB (B Shares)	11,273
61,207	*	ATS Automation Tooling Systems, Inc	625
3,291,991		Austal Ltd	4,356
2,730,000	*	AVIC International Holding HK Ltd	158
2,849,019	e	AviChina Industry & Technology Co	1,977
86,723		AZZ, Inc	5,160
19

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
57,739		B&B Tools AB	$1,237
101,725	*	Babcock & Wilcox Enterprises, Inc	950
28,828	e	Badger Daylighting Ltd	758
9,198,466		BAE Systems plc	74,031
534,077		Balfour Beatty plc	1,801
44,800		Bando Chemical Industries Ltd	398
408,000		Baoye Group Co Ltd	296
868,208		Barloworld Ltd	7,720
167,721		Barnes Group, Inc	8,611
26,982		BayWa AG.	890
139,503		BE Aerospace, Inc	8,944
53	*,m	Beacon Power Corp	0	^
137,062	*	Beacon Roofing Supply, Inc	6,738
573,799		Beijing Enterprises Holdings Ltd	2,970
200,000	g	Beijing Urban Construction Design & Development Group Co Ltd	125
8,472		BEML Ltd	178
17,200,000	e	BEP International Holdings Ltd	953
2,494,737		Berjaya Corp BHD	214
1,442,300		Berli Jucker PCL	1,952
3,103,000		BES Engineering Corp	679
642,696		Bharat Heavy Electricals	1,611
868,015	e	Bidvest Group Ltd	9,949
58,771		Biesse S.p.A.	1,596
118,694	e	Bird Construction Income Fund	893
79,155		Bizlink Holdings Inc	450
10,692	*,e	Blue Bird Corp	183
21,573		Blue Star Ltd	230
120,286	*	BMC Stock Holdings, Inc	2,718
31,251		Bobst Group AG.	2,880
7,500	e,g	BOC Aviation Ltd	40
148,392		Bodycote plc	1,481
1,551,573		Boeing Co	274,411
237,000	*,e	Boer Power Holdings Ltd	80
3,173,421	*	Bombardier, Inc	4,868
73,296		Boskalis Westminster	2,525
15,416		Bossard Holding AG.	2,758
255,366		Bouygues S.A.	10,379
31,622		Brenntag AG.	1,772
81,992		Briggs & Stratton Corp	1,841
51		Brookfield Business Partners LP	1
5,163		Bucher Industries AG.	1,509
19,456		Budimex S.A.	1,201
235,291	*	Builders FirstSource, Inc	3,506
43,200		Bunka Shutter Co Ltd	335
278,154		Bunzl plc	8,085
32,454	e	Burckhardt Compression Holding AG.	8,789
7,421		Burkhalter Holding AG.	1,111
186,319		BWX Technologies, Inc	8,869
218,280		Byucksan Corp	767
323,196		CAE, Inc	4,938
349,233	*	Caesarstone Sdot-Yam Ltd	12,660
66,099	*	CAI International, Inc	1,040
20

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
26,042		Carbone Lorraine	$703
39,689		Carborundum Universal Ltd	177
51,204		Cargotec Corp (B Shares)	2,533
704,647	e	Carillion plc	1,966
195,286		Carlisle Cos, Inc	20,780
1,673,262		Caterpillar, Inc	155,212
666,300		CB Industrial Product Holding BHD	315
992,327		Central Glass Co Ltd	4,233
25,827		CENTROTEC Sustainable AG.	495
2,728		Cera Sanitaryware Ltd	127
365,225		CH Karnchang PCL	289
400,000		CH Karnchang PCL (ADR)	317
128,900		Changchai Co Ltd	75
60,423	*	Chart Industries, Inc	2,111
85,869		Cheil Industries, Inc	9,799
217,951	*	Chemring Group plc	524
550,300	*,m	Chengde Nanjiang Co Ltd	205
245,173	e	Chicago Bridge & Iron Co NV	7,539
558,249		Chicony Power Technology Co Ltd	895
766,000	e	China Aircraft Leasing Group Holdings Ltd	949
2,406,000	*,e	China Chengtong Development Group Ltd	167
4,618,192		China Communications Construction Co Ltd	6,519
1,752,000		China Conch Venture Holdings Ltd	3,442
1,572,000	e	China Energine International Holdings Ltd	150
682,712		China Fangda Group Co Ltd	713
341,000	e	China High Speed Transmission Equipment Group Co Ltd	386
894,000		China Lesso Group Holdings Ltd	756
9,355,000	*,e	China Ocean Shipbuilding Industry Group Ltd	224
3,663,443		China Railway Construction Corp	5,199
14,312,127	e	China Railway Group Ltd	12,815
1,666,680	e	China Singyes Solar Technologies Holdings Ltd	751
2,006,685		China State Construction International Holdings Ltd	3,592
12,865,000	*,e	China Strategic Holdings Ltd	242
53,961		China Yuchai International Ltd	999
864,800	e	Chip Eng Seng Corp Ltd	451
121,000	e	Chiyoda Corp	783
7,900		Chiyoda Integre Co Ltd	169
17,460,000		Chongqing Machinery & Electric Co Ltd	2,204
26,800		Chudenko Corp	569
480,375		Chung Hsin Electric & Machinery Manufacturing Corp	313
318,808		CIMIC Group Ltd	8,748
653,985		CIR-Compagnie Industriali Riunite S.p.A.	999
31,694		CIRCOR International, Inc	1,884
6,493,796		Citic Pacific Ltd	9,268
2,269,000	*,e	Citic Resources Holdings Ltd	298
14,867		CJ Corp	2,313
3,262,725	e	CK Hutchison Holdings Ltd	40,170
117,300		CKD Corp	1,487
4,838,766		CNH Industrial NV	46,573
3,296,915	e	CNH Industrial NV (NYSE)	31,782
622,891	e	Cobham plc	1,038
633,245	*	Colfax Corp	24,861
21

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
75,660		Columbus McKinnon Corp	$1,878
328,374		Comfort Systems USA, Inc	12,035
2,813,377		Compagnie de Saint-Gobain	144,345
8,238		Compagnie d’Entreprises CFE	1,153
253,100		COMSYS Holdings Corp	4,539
69,176		Concentric AB	1,058
18,610,000		Concord New Energy Group Ltd	947
252,535	*	Consolidated Infrastructure Group Ltd	388
14,667		Construcciones y Auxiliar de Ferrocarriles S.A.	561
299,452	*	Continental Building Products Inc	7,337
1,001,450		Continental Engineering Corp	365
1,766		Conzzeta AG.	1,570
796,600	*,e	Cosco Corp Singapore Ltd	177
19,385		Cosel Co Ltd	264
193,275		Costain Group plc	1,116
128,811		Cramo Oyj (Series B)	2,938
122,724		Crane Co	9,183
976,500		CRCC High-Tech Equipment Corp Ltd	455
766,373	*	Crompton Greaves Ltd	916
4,489,321		CRRC Corp Ltd	4,365
4,119		CS Wind Corp	66
892,590		CSBC Corp Taiwan	419
28,068	*	CSW Industrials, Inc	1,030
1,448,000		CTCI Corp	2,529
49,432		Cubic Corp	2,610
246,012		Cummins, Inc	37,197
191,929		Curtiss-Wright Corp	17,515
31,448		Daelim Industrial Co	2,276
6,326		Daetwyler Holding AG.	976
136,105	*	Daewoo Engineering & Construction Co Ltd	882
46,634		Daewoo International Corp	995
75,000	*,m	Daewoo Shipbuilding & Marine Engineering Co Ltd	0	^
71,900		Daifuku Co Ltd	1,798
73,641		Daihen Corp	479
219,000		Daiho Corp	1,091
111,000		Daiichi Jitsugyo Co Ltd	696
370,305		Daikin Industries Ltd	37,341
22,600		Daiwa Industries Ltd	235
99,400		Dalian Refrigeration Co Ltd	78
10,951	e	Danieli & Co S.p.A.	256
50,577		Danieli & Co S.p.A. (RSP)	838
1,980		Dassault Aviation S.A.	2,515
16,199		Dawonsys Co Ltd	163
70,982		DCC plc	6,249
629,420		Deere & Co	68,519
11,900		Denyo Co Ltd	181
249,394		Deutz AG.	1,719
19,226	*,e	Dialight plc	241
4,373,651		Dialog Group BHD	1,749
285,273	*	DigitalGlobe, Inc	9,343
31,059	*	Dilip Buildcon Ltd	167
237,746		Diploma plc	3,154
64,470	*	DIRTT Environmental Solutions	339
22

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
29,215		DMC Global, Inc	$362
12,592,480		DMCI Holdings, Inc	2,860
42,050		DMG Mori AG.	2,055
935,810	*	Dogan Sirketler Grubu Holdings	175
201,984		Donaldson Co, Inc	9,194
142,654	e	Dong Yang Gang Chul Co Ltd	602
7,355		Dongkuk Structures & Construction Co Ltd	39
21,971	*	Doosan Engine Co Ltd	68
267,982		Doosan Heavy Industries and Construction Co Ltd	5,742
215,098	*	Doosan Infracore Co Ltd	1,813
57,751		Douglas Dynamics, Inc	1,770
1,623,194		Dover Corp	130,424
20,745	*	Ducommun, Inc	597
84,183	e	Duerr AG.	7,512
49,475	*	DXP Enterprises, Inc	1,874
60,592	*,e	Dycom Industries, Inc	5,632
5,017,800		Dynasty Ceramic PCL	619
4,268		e Tec E&C Ltd	516
806,541		Eaton Corp	59,805
68,765		Ebara Corp	2,249
21,269		Eicher Motors Ltd	8,379
27,292		Eiffage S.A.	2,136
17,936		Elbit Systems Ltd	2,052
2,174		Electra Israel Ltd	433
563,850	*,e,g	Elementia SAB de C.V.	734
36,621	e,g	Eltel AB	226
200,995		EMCOR Group, Inc	12,653
479,371		Emerson Electric Co	28,695
1,292,626		Empresa Brasileira de Aeronautica S.A.	7,180
56,193		Encore Wire Corp	2,585
5,475,000	*,e	Enerchina Holdings Ltd	148
29,193	*,e	Energous Corp	455
65,966	*,e	Energy Recovery, Inc	549
201,190		EnerSys	15,882
63,413	*	Engility Holdings, Inc	1,835
331,429		Engineers India Ltd	735
63,171		EnPro Industries, Inc	4,495
4,078,000	e	Enric Energy Equipment Holdings Ltd	2,564
30,000		EPCO Co Ltd	442
374,609		Equifax, Inc	51,224
49,452		ESCO Technologies, Inc	2,873
42,298		Escorts Ltd	351
58,590	*	Esterline Technologies Corp	5,042
737,828		European Aeronautic Defence and Space Co	56,268
25,404		Exco Technologies Ltd	219
15,640	*,e	FACC AG.	114
33,341		Fanuc Ltd	6,864
588,000		Far East Global Group Ltd	83
3,365,517		Far Eastern Textile Co Ltd	2,918
565,831		Fastenal Co	29,140
9,935,000	*,e	FDG Electric Vehicles Ltd	416
114,373		Federal Signal Corp	1,579
23

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,945		Feintool International Holding AG.	$346
151,569		Fenner plc	556
407,409		Ferrovial S.A.	8,143
381,283	*,e	Fincantieri S.p.A	288
34,499	*	Finetex EnE, Inc	180
432,572	*	Finmeccanica S.p.A.	6,134
147,202		Finning International, Inc	2,750
134,575		Finolex Cables Ltd	1,071
1,288,000		First Tractor Co	753
90,139		Flowserve Corp	4,365
29,788	e	FLSmidth & Co AS	1,591
379,576		Fluor Corp	19,973
58,523	*	Fomento de Construcciones y Contratas S.A.	532
30,700		Force Motors Ltd	2,121
1,935,375		Fortive Corp	116,548
712,913		Fortune Brands Home & Security, Inc	43,381
211,530		Foshan Electrical and Lighting Co Ltd	179
3,053,624	e	Fosun International	4,594
20,881	*	Foundation Building Materials, Inc	333
90,834		Franklin Electric Co, Inc	3,910
72,674		Freightcar America, Inc	911
264,300	e	Fudo Tetra Corp	456
85,540		Fuji Electric Holdings Co Ltd	509
53,292	e	Fuji Machine Manufacturing Co Ltd	700
292,078		Fujikura Ltd	2,107
133,000	e	Fujitec Co Ltd	1,466
167,000		Fukuda Corp	1,525
39,100		Fukushima Industries Corp	1,367
338,000	e	Furukawa Co Ltd	624
255,200		Furukawa Electric Co Ltd	9,181
93,919	e	Futaba Corp/Chiba	1,665
304,661		Galliford Try plc	5,627
594,494	e	Gamesa Corp Tecnologica S.A.	14,063
2,120,503		Gamuda BHD	2,483
81,367	e	GATX Corp	4,960
87,888		Gayatri Projects Ltd	196
1,329,150		GEA Group AG.	56,467
10,531		Geberit AG.	4,538
10,000		Gecoss Corp	98
18,989	*	Gencor Industries, Inc	284
123,798	*	Generac Holdings, Inc	4,615
94,545	e	General Cable Corp	1,697
1,011,897		General Dynamics Corp	189,427
23,322,176		General Electric Co	695,001
4,578		Georg Fischer AG.	4,162
7,542		Gesco AG.	201
164,790	*	Gibraltar Industries, Inc	6,789
8,700		Giken Seisakusho Co, Inc	169
172,497		Global Brass & Copper Holdings, Inc	5,934
104,356		Glory Ltd	3,431
2,945,706	*	GMR Infrastructure Ltd	726
41,636	*	GMS, Inc	1,459
43,643		Gorman-Rupp Co	1,370
24

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
36,889		Graco, Inc	$3,473
2,636,617		Grafton Group plc	23,584
19,230		Graham Corp	442
103,827		Granite Construction, Inc	5,211
118,414	*	Great Lakes Dredge & Dock Corp	474
61,496		Greaves Cotton Ltd	165
53,158	e	Greenbrier Cos, Inc	2,291
95,411		Griffon Corp	2,352
477,684		Grupo Carso S.A. de C.V. (Series A1)	2,193
132,300	e	Grupo Rotoplas SAB de C.V.	161
50,699	*	GS Engineering & Construction Corp	1,392
272,000	e	GS Yuasa Corp	1,270
2,220,680		Gunkul Engineering PCL	346
693,859		GWA International Ltd	1,536
62,213		H&E Equipment Services, Inc	1,525
799,813		Haitian International Holdings Ltd	1,862
32,687		Haldex AB	435
101,186		Halim Co Ltd	369
219,896		Hangzhou Steam Turbine Co	229
58,219	*	Hanjin Heavy Industries & Construction Co Ltd	202
2,429,395		Hanwa Co Ltd	17,297
116,421		Hanwha Corp	3,738
34,375		Hanwha Corp	506
605,000		HAP Seng Consolidated BHD	1,228
1,912,000		Harbin Power Equipment	1,103
28,633		Hardinge, Inc	322
22,100	e	Harmonic Drive Systems, Inc	696
399,335	*	Harsco Corp	5,092
236,076		Havells India Ltd	1,693
777,600		Hazama Ando Corp	5,234
384,934	*,e	HC2 Holdings, Inc	2,387
1,019,053	*	HD Supply Holdings, Inc	41,909
60,120		HEICO Corp	5,242
135,560		HEICO Corp (Class A)	10,167
190,393	*,e	Heidelberger Druckmaschinen	475
246,280	*	Hellenic Technodomiki Tev S.A.	341
134,150	*	Herc Holdings, Inc	6,559
50,320	*,e	Hexagon Composites ASA	160
596,770		Hexcel Corp	32,554
37,900		Hibiya Engineering Ltd	558
115,631		Hillenbrand, Inc	4,145
413,825	*	Hindustan Construction Co	252
85,020		Hino Motors Ltd	1,031
4,400	e	Hirata Corp	357
40,700		Hisaka Works Ltd	336
21,491		Hitachi Construction Machinery Co Ltd	538
879,900		Hitachi Zosen Corp	5,023
246,547		Hiwin Technologies Corp	1,546
38,109		Hochtief AG.	6,298
243,635		Hock Seng Lee BHD	93
4,444,896		Honeywell International, Inc	555,034
89,000		Hong Leong Industries BHD	188
25

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,444,800		Hopewell Holdings	$5,431
54,009		Hoshizaki Electric Co Ltd	4,269
103,249		Hosken Consolidated Investments Ltd	1,092
1,020,533		Howden Joinery Group plc	5,544
2,285,000	*,e	Hsin Chong Construction Group Ltd	103
91,400	*	Huangshi Dongbei Electrical Appliance Co Ltd	162
69,379		Hubbell, Inc	8,329
15,878		Huber & Suhner AG.	1,032
53,531		Hudaco Industries Ltd	576
202,974		Huntington Ingalls	40,644
21,967		Hurco Cos, Inc	683
7,504		Hy-Lok Corp	147
17,931		Hyster-Yale Materials Handling, Inc	1,011
22,818		Hyundai Corp	439
108,806		Hyundai Development Co	3,958
11,010		Hyundai Elevator Co Ltd	622
115,481		Hyundai Engineering & Construction Co Ltd	5,116
44,586	*,m	Hyundai Heavy Industries	6,576
8,883	*	Hyundai Mipo Dockyard	705
20,620	*	Hyundai Rotem Co Ltd	386
20,400		Idec Corp	223
50,709		IDEX Corp	4,742
16,377	*	IES Holdings, Inc	296
3,087,112		IJM Corp BHD	2,372
17,307		Iljin Holdings Co Ltd	75
339,155		Illinois Tool Works, Inc	44,928
75,916		IMARKETKOREA, Inc	906
83,567		IMI plc	1,250
34,052		Implenia AG.	2,390
152,500		Impregilo S.p.A.	507
9,024		IMS-Intl Metal Service	217
55,700		Inaba Denki Sangyo Co Ltd	1,999
47,600		Inabata & Co Ltd	583
40,647		Indus Holding AG.	2,625
44,508		Industria Macchine Automatiche S.p.A.	3,624
172,405		Industries Qatar QSC	5,229
74,376		Indutrade AB	1,417
7,226		Ingersoll-Rand India Ltd	86
1,691,013		Ingersoll-Rand plc	137,513
45,839		Insteel Industries, Inc	1,657
62,975		Interpump Group S.p.A.	1,463
130,556		Interserve plc	364
108,476		Invicta Holdings Ltd	475
77,494		Inwido AB	933
57,400		Iochpe-Maxion S.A.	306
210,736		IRB Infrastructure Developers Ltd	767
29,966		IS Dongseo Co Ltd	1,221
138,000		Iseki & Co Ltd	283
1,490		ISGEC Heavy Engineering Ltd	138
21,826,431	*	Ishikawajima-Harima Heavy Industries Co Ltd	69,041
1,426,950		Italian-Thai Development PCL	198
3,029,494		Itochu Corp	43,129
174,162		ITT, Inc	7,144
26

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
64,128	*	IVRCL Infrastructures & Projects Ltd	$5
622,000	e	Iwatani International Corp	3,626
292,598		Jacobs Engineering Group, Inc	16,175
3,895,242	*	Jain Irrigation Systems Ltd	5,629
7,400	e	Jamco Corp	165
215,604		Japan Pulp & Paper Co Ltd	719
53,000		Japan Steel Works Ltd	856
304,914		Jardine Matheson Holdings Ltd	19,588
217,100		Jardine Strategic Holdings Ltd	9,120
49,934	*	JELD-WEN Holding, Inc	1,640
3,070,287		JG Summit Holdings (Series B)	4,978
33,681		JGC Corp	587
79,833		John Bean Technologies Corp	7,021
876,502	g	John Laing Group plc	2,993
678,576		Johnson Controls International plc	28,582
879,875		Johnson Electric Holdings Ltd	2,629
195,380		Joy Global, Inc	5,519
1,187,991		JTEKT Corp	18,482
37,218		Jungheinrich AG.	1,235
2,634		JVM Co Ltd	110
50,136		Kadant, Inc	2,976
84,300		Kajaria Ceramics Ltd	757
1,688,938		Kajima Corp	11,047
34,749		Kalpataru Power Transmission Ltd	173
195,000	*	Kama Co Ltd	196
52,601		Kaman Corp	2,532
49,700		Kamei Corp	554
89,500		Kanamoto Co Ltd	2,409
319,000	e	Kandenko Co Ltd	2,856
392,000		Kanematsu Corp	706
1,968,191		KAP Industrial Holdings Ltd	1,312
4,930		Kardex AG.	482
18,200		Katakura Industries Co Ltd	228
94,499	e	Kato Works Co Ltd	2,345
198,480		Kawasaki Heavy Industries Ltd	603
510,366		KBR, Inc	7,671
16,747		KCC Corp	5,307
54,894		KEC International Ltd	176
361,146	e	Keihan Electric Railway Co Ltd	2,212
55,887		Keller Group plc	636
22,499		Kendrion NV	719
717,375		Kennametal, Inc	28,143
10,451		KEPCO Engineering & Construction Co, Inc	259
1,069,277		Keppel Corp Ltd	5,304
73,247	*,e	KEYW Holding Corp	691
74,568		Kier Group plc	1,277
237,300		Kinden Corp	3,323
47,000		King Slide Works Co Ltd	674
466,950		Kingspan Group plc	14,897
93,000		Kinik Co	226
149,996		KION Group AG.	9,791
66,000		Kitz Corp	440
27

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
271,884	*	Kloeckner & Co AG.	$2,936
160,542	*	KLX, Inc	7,176
808,085		KOC Holding AS	3,414
26,860	*	Koenig & Bauer AG.	1,682
4,915		Kolon Corp	275
514,983		Komatsu Ltd	13,489
2,500		Komax Holding AG.	608
36,390		Komori Corp	468
181,862		Kone Oyj (Class B)	7,989
46,666		Konecranes Oyj	1,656
178,788		Koninklijke BAM Groep NV	964
2,114,465		Koninklijke Philips Electronics NV	67,926
75,180		Korea Aerospace Industries Ltd	3,872
8,277		Korea Cast Iron Pipe Industries Co Ltd	69
4,143		Korea Electric Terminal Co Ltd	270
33,110	*,e	Kornit Digital Ltd	632
115,269	*,e	Kratos Defense & Security Solutions, Inc	897
12,655	e	Krones AG.	1,419
1,245,000	*,e	KuangChi Science Ltd	545
462,158		Kubota Corp	6,966
1,100,000		Kumagai Gumi Co Ltd	2,876
46,934		Kumho Industrial Co Ltd	386
218,000		Kung Long Batteries Industrial Co Ltd	1,132
19,798		Kurita Water Industries Ltd	481
100,470		Kuroda Electric Co Ltd	2,192
56,938		Kushal Tradelink Ltd	158
115,200		Kyokuto Kaihatsu Kogyo Co Ltd	1,920
135,700		Kyowa Exeo Corp	1,970
44,800	e	Kyudenko Corp	1,221
4,413		Kyung Dong Navien Co Ltd	128
469,016		L3 Technologies, Inc	77,524
2,326		Lakshmi Machine Works Ltd	152
447,622		Larsen & Toubro Ltd	10,857
18,101	*	Lawson Products, Inc	406
37,544	*,e	Layne Christensen Co	332
49,595		Legrand S.A.	2,986
53,083	*	Lehto Group Oyj	682
109,747		Lennox International, Inc	18,361
107,802		LG Corp	6,771
26,053		LG Hausys Ltd	2,366
23,529		LG International Corp	678
55,946		Lincoln Electric Holdings, Inc	4,859
52,035		Lindab International AB	442
20,621	e	Lindsay Corp	1,817
6,177		Lion Chemtech Co Ltd	92
36,379		LISI	1,316
736,165		LIXIL Group Corp	18,710
531,077		Lockheed Martin Corp	142,116
1,631,000		Lonking Holdings Ltd	494
70,574		LS Cable Ltd	4,053
12,102		LS Industrial Systems Co Ltd	512
95,664		LSI Industries, Inc	965
202,000	*,e	Luoyang Glass Co Ltd	145
28

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
32,170	*	Lydall, Inc	$1,724
7,785		Mabuchi Motor Co Ltd	439
28,176		MacDonald Dettwiler & Associates Ltd	1,488
1,400,500		Maeda Corp	12,417
12,400		Maeda Kosen Co Ltd	155
197,000		Maeda Road Construction Co Ltd	3,490
33,531		Magellan Aerospace Corp	493
579,507	e	Maire Tecnimont S.p.A	2,161
80,748		Makino Milling Machine Co Ltd	702
63,814		Makita Corp	2,238
2,022,700		Malaysian Resources Corp BHD	778
23,394		MAN AG.	2,411
17,084		Manitou BF S.A.	447
247,766		Manitowoc Co, Inc	1,412
401,500		Marcopolo S.A.	336
1,347,558		Marubeni Corp	8,324
2,277,841		Masco Corp	77,424
111,326	*	Masonite International Corp	8,823
160,671	*	Mastec, Inc	6,435
65,000		Max Co Ltd	863
793,090		Meggitt plc	4,426
164,000		Meidensha Corp	583
4,198,065		Melrose Industries plc	11,729
173,033	*	Mercury Systems, Inc	6,757
159,791	*	Meritor, Inc	2,737
9,100	e	METAWATER Co Ltd	237
20,189		Metka S.A.	153
18,625	e	Metso Oyj	564
71,003		Micron Machinery Co Ltd	2,267
170,542	*	Middleby Corp	23,270
26,827	*	Milacron Holdings Corp	499
22,181		Miller Industries, Inc	584
334,000		Minebea Co Ltd	4,466
418,200		Miraito Holdings Corp	4,103
188,200		MISUMI Group, Inc	3,417
2,117,887		Mitsubishi Corp	45,900
805,157		Mitsubishi Electric Corp	11,601
1,274,913		Mitsubishi Heavy Industries Ltd	5,130
153,000		Mitsubishi Nichiyu Forklift Co Ltd	984
40,700		Mitsuboshi Belting Co Ltd	378
1,859,969		Mitsui & Co Ltd	27,011
548,000	e	Mitsui Engineering & Shipbuilding Co Ltd	851
68,000	e	Miura Co Ltd	1,096
3,138,230		MMC Corp BHD	1,766
309,374	e	Monadelphous Group Ltd	2,912
84,600	e	MonotaRO Co Ltd	2,622
101,794	*	Moog, Inc (Class A)	6,856
715,205		Morgan Crucible Co plc	2,778
87,700		Mori Seiki Co Ltd	1,375
22,400		Morita Holdings Corp	327
260,730	e	Mota Engil SGPS S.A.	527
595,382	*	MRC Global, Inc	10,913
29

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
164,361		MSC Industrial Direct Co (Class A)	$16,890
106,861		MTU Aero Engines Holding AG.	13,893
220,396		Mueller Industries, Inc	7,544
586,857		Mueller Water Products, Inc (Class A)	6,937
288,900		Muhibbah Engineering M BHD	177
1,072,705		Murray & Roberts Holdings Ltd	1,231
141,729	*	MYR Group, Inc	5,811
56,827		Nabtesco Corp	1,512
126,332	e	Nachi-Fujikoshi Corp	650
953,210		Nagarjuna Construction Co	1,203
84,200		Nagase & Co Ltd	1,176
98,000		Namura Shipbuilding Co Ltd	586
380,334		National Central Cooling Co PJSC	197
9,336	e	National Presto Industries, Inc	954
122,395	*	Navistar International Corp	3,013
132,418	e	NCC AB (B Shares)	3,271
248,113	*	NCI Building Systems, Inc	4,255
6,000	e	NEC Capital Solutions Ltd	92
67,906	*	Neff Corp	1,321
37,989	e	New Flyer Industries, Inc	1,402
20,099	*	Nexans S.A.	1,040
46,751		NGK Insulators Ltd	1,061
293,308		Nibe Industrier AB	2,344
109,000		Nichias Corp	1,098
11,300		Nichiden Corp	340
21,800		Nichiha Corp	642
96,725		Nidec Corp	9,238
3,800	e	Nihon Trim Co Ltd	127
122,000		Nippo Corp	2,319
25,200		Nippon Densetsu Kogyo Co Ltd	456
9,500		Nippon Koei Co Ltd	249
114,000		Nippon Road Co Ltd	524
282,730	*,e	Nippon Sharyo Ltd	752
134,300	*,e	Nippon Sheet Glass Co Ltd	977
72,445		Nippon Steel Trading Co Ltd	3,049
44,200	e	Nippon Thompson Co Ltd	240
1,158,000		Nishimatsu Construction Co Ltd	5,703
14,700		Nishio Rent All Co Ltd	414
249,300		Nisshinbo Industries, Inc	2,500
161,000		Nissin Electric Co Ltd	1,866
15,700		Nitta Corp	439
379,000		Nitto Boseki Co Ltd	1,889
20,500		Nitto Kogyo Corp	284
7,873		Nitto Kohki Co Ltd	181
20,776		NKT Holding AS	1,524
52,224	e	NN, Inc	1,316
7,283,100	*,e	Noble Group Ltd	1,011
40,805		Nolato AB (B Shares)	1,216
48,876	*,e	Nordex AG.	683
187,992		Nordson Corp	23,093
9,491		Noritake Co Ltd	243
91,800		Noritz Corp	1,745
24,703		NORMA Group	1,167
30

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
720,167		Northrop Grumman Corp	$171,285
224,934	*	NOW, Inc	3,815
497,131		NSK Ltd	7,122
2,359,000		NTN Corp	11,778
13,922	*	NV5 Holdings, Inc	523
3,187,924		NWS Holdings Ltd	5,820
9,700		Obara Corp	431
2,104,870		Obayashi Corp	19,737
92,806	e	Obrascon Huarte Lain S.A.	424
188,082		OC Oerlikon Corp AG.	2,008
4,446		OHB AG.	98
125,400		Oiles Corp	2,322
28,500		Okabe Co Ltd	259
231,641	e	Okuma Holdings, Inc	2,433
488,000		Okumura Corp	2,972
6,304		Omega Flex, Inc	301
49,687	*	Orascom Construction Ltd	273
155,463		Orbital ATK, Inc	15,235
75,000	e	Organo Corp	337
82,452	*	Orion Marine Group, Inc	616
59,600	e	OSG Corp	1,219
189,693		Oshkosh Truck Corp	13,011
94,900	e	OSJB Holdings Corp	235
23,616		Osram Licht AG.	1,481
7,949		Otokar Otobus Karoseri Sanayi AS	259
2,265,222		Owens Corning, Inc	139,017
568,767		Paccar, Inc	38,221
5,202		Palfinger AG.	193
300,000		Pantaloon Retail India Ltd	140
971,516		Parker Hannifin Corp	155,753
38,868	*	Patrick Industries, Inc	2,756
480,197		Peab AB (Series B)	4,580
127,003		Pentair plc	7,973
627,600		Penta-Ocean Construction Co Ltd	3,037
42,994		PER Aarsleff A.S.	1,028
346,800		PESTECH International Bhd	129
22,626	e	Pfeiffer Vacuum Technology AG.	2,848
94,701	*	PGT, Inc	1,018
61,640	*	Philips Lighting NV	1,763
10,033		Pinguely-Haulotte	146
16,864		Pkc Group Oyj	424
371,945	*,e	Plug Power, Inc	513
192,424	*	Ply Gem Holdings, Inc	3,791
67,130		PNC Infratech Ltd	121
388,536		Polypipe Group plc	1,852
34,810		Ponsse Oy	813
20,241		Porr AG.	752
17,319		Powell Industries, Inc	596
6,016		Preformed Line Products Co	314
78,107		Primoris Services Corp	1,814
48,886	*	Proto Labs, Inc	2,498
88,377		Prysmian S.p.A.	2,336
31

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,419,632		PT Adhi Karya Persero Tbk	$252
1,931,600		PT AKR Corporindo Tbk	906
11,525,100		PT Arwana Citramulia Tbk	413
1,217,100		PT Asahimas Flat Glass Tbk	621
2,803,600	*,m	PT Inovisi Infracom Tbk	25
2,479,488		PT Pembangunan Perumahan Tbk	615
3,633,400	*	PT Sitara Propertindo Tbk	179
2,865,700		PT Surya Semesta Internusa Tbk	141
5,340,400		PT Waskita Karya Persero Tbk	950
2,508,623		PT Wijaya Karya	454
2,665,351		QinetiQ plc	9,310
206,142		Quanex Building Products Corp	4,174
782,214	*	Quanta Services, Inc	29,028
177,000		Raito Kogyo Co Ltd	1,804
50,541		Ramirent Oyj	407
147,713	*	Randon Participacoes S.A.	226
2,645	e	Rational AG.	1,234
242,627		Raubex Group Ltd	462
71,514		Raven Industries, Inc	2,077
1,128,400		Raytheon Co	172,081
44,687	*	RBC Bearings, Inc	4,339
591,917		Rechi Precision Co Ltd	644
114,326		Regal-Beloit Corp	8,649
287,016	e	Reliance Worldwide Corp Ltd	632
444,777		Reunert Ltd	2,387
21,131	*	REV Group, Inc	583
381,065		Rexel S.A.	6,904
243,805	*	Rexnord Corp	5,627
127,802		Rheinmetall AG.	10,714
2,373		Rieter Holding AG.	499
385,394		Rockwell Automation, Inc	60,010
193,730		Rockwell Collins, Inc	18,823
5,827		Rockwool International AS (B Shares)	1,032
1,295,851		Rolls-Royce Group plc	12,242
683,945		Roper Industries, Inc	141,228
674,025		Rotork plc	2,055
17,121	*	Rush Enterprises, Inc	534
149,065	*	Rush Enterprises, Inc (Class A)	4,931
183,963		Russel Metals, Inc	3,599
1,218,000		Ryobi Ltd	5,308
16,478		S&T Dynamics Co Ltd	136
49,956	e	Saab AB (Class B)	2,108
442,409	e	Sacyr Vallehermoso S.A.	1,097
116,233		Sadbhav Engineering Ltd	546
215,491		Safran S.A.	16,083
592,261		Salfacorp S.A.	646
6,589		Sam Yung Trading Co Ltd	113
22,057	*	Samho International Co Ltd	337
225,488	*,e	Samsung Engineering Co Ltd	2,592
265,143	*	Samsung Heavy Industries Co Ltd	2,657
36,552		Samsung Techwin Co Ltd	1,539
103,623		San Shing Fastech Corp	181
889,108		Sandvik AB	13,281
32

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
34,000		Sanki Engineering Co Ltd	$293
50,000		Sanko Gosei Ltd	172
88,500	e	Sankyo Tateyama, Inc	1,321
317,900	e	Sanwa Shutter Corp	2,984
746,000	*,e	Sany Heavy Equipment International	147
33,000		Sanyo Denki Co Ltd	247
25,484		Schindler Holding AG.	4,930
6,937		Schindler Holding AG. (Registered)	1,316
39,065	*	Schneider Electric Infrastructure Ltd	85
2,462,775		Schneider Electric S.A.	180,937
2,298		Schweiter Technologies AG.	2,549
403,391		Seibu Holdings, Inc	6,673
121,100		Sekisui Jushi Corp	2,014
821,083	e	SembCorp Industries Ltd	1,866
753,600		SembCorp Marine Ltd	1,031
7,947		Semperit AG. Holding	221
325,590		Senior plc	840
2,969	*	Sensata Technologies Holding BV	130
15,170	*,e	Senvion S.A.	210
277,675	e	Seven Network Ltd	2,271
15,098		SFS Group AG.	1,430
80,464	*,e	SGL Carbon AG.	818
201,308	*	SGSB Group Co Ltd	206
90,400	*	Shanghai Automation Instrumentation Co Ltd	128
11,696,000	*,e	Shanghai Dasheng Agricultural Finance Technology Co Ltd	1,143
268,780		Shanghai Diesel Engine Co Ltd	219
3,441,025	*,e	Shanghai Electric Group Co Ltd	1,706
229,800		Shanghai Highly Group Co Ltd	179
2,117,508		Shanghai Industrial Holdings Ltd	6,230
2,100,000		Shanghai Prime Machinery Co Ltd	433
224,184		Shapir Engineering and Industry Ltd	617
26,700	e	Shibuya Kogyo Co Ltd	726
242,254		Shikun & Binui Ltd	587
18,500	e	Shima Seiki Manufacturing Ltd	698
290,451		Shimizu Corp	2,608
120,000		Shin Zu Shing Co Ltd	339
326,590		Shinmaywa Industries Ltd	3,128
79,600		Shinnihon Corp	640
16,900		SHO-BOND Holdings Co Ltd	744
1,616,423		Siemens AG.	221,405
119,799		Siemens India Ltd	2,316
20,992	*	SIF Holding NV	456
459,246		SIG plc	640
8,714,860		Sime Darby BHD	18,262
81,219		Simpson Manufacturing Co, Inc	3,500
1,500,387		Singapore Technologies Engineering Ltd	4,001
12,400		Sinko Industries Ltd	178
599,657		Sino Thai Engineering & Construction PCL	419
4,812,996		Sinopec Engineering Group Co Ltd	4,942
2,277,000	e	Sinotruk Hong Kong Ltd	1,710
839,254		Sintex Industries Ltd	1,367
33

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
32,300		Sintokogio Ltd	$282
22,625	*,e	SiteOne Landscape Supply, Inc	1,095
88,697		SK C&C Co Ltd	19,319
133,825		SK Networks Co Ltd	894
885,427	e	Skanska AB (B Shares)	20,839
86,830	e	SKF AB (B Shares)	1,717
1,541,200		SKP Resources BHD	442
32,791	*,e	SLM Solutions Group AG.	1,305
220,710		SM Investments Corp	3,065
9,992		SMC Corp	2,962
333,527		Smiths Group plc	6,777
184,860		Snap-On, Inc	31,180
115,100		SNC-Lavalin Group, Inc	4,516
106,100	e	Sodick Co Ltd	1,049
2,494,900		Sojitz Holdings Corp	6,270
8,855		Solar Holdings AS (B Shares)	489
13,625		Somany Ceramics Ltd	144
59,576	*	Sparton Corp	1,251
68,545		SPIE S.A.	1,652
84,352		Spirax-Sarco Engineering plc	5,043
437,983		Spirit Aerosystems Holdings, Inc (Class A)	25,368
264,872	*	SPX Corp	6,423
376,418	*	SPX FLOW, Inc	13,065
80,864		Standex International Corp	8,099
476,282		Stanley Works	63,284
28,100		Star Micronics Co Ltd	431
53,484	*	Ste Industrielle d’Aviation Latecoere S.A.	231
10,738		Sulzer AG.	1,123
2,152,670		Sumitomo Corp	29,041
11,400		Sumitomo Densetsu Co Ltd	131
5,212,813		Sumitomo Heavy Industries Ltd	36,444
1,565,100		Sumitomo Mitsui Construction C	1,702
8,360,000	*	Summit Ascent Holdings Ltd	2,831
46,083		Sun Hydraulics Corp	1,664
15,197		Sung Kwang Bend Co Ltd	143
123,917	*,e	Sunrun, Inc	669
99,000		Sunspring Metal Corp	134
1,896,722		Sunway Construction Group BHD	754
181,760		Supreme Industries, Inc	3,682
1,845,429	*	Suzlon Energy Ltd	543
125,361		Sweco AB (B Shares)	2,855
374,000		Syncmold Enterprise Corp	826
80,400		Tadano Ltd	943
8,004	*	Taewoong Co Ltd	183
31,486	*	Taeyoung Engineering & Construction	165
87,000		Taihei Dengyo Kaisha Ltd	854
63,100		Taikisha Ltd	1,548
1,004,096		Taisei Corp	7,343
956,670	*	Taiwan Glass Industrial Corp	548
213,493		Takamatsu Corp	5,001
29,164		Takara Standard Co Ltd	464
35,400		Takasago Thermal Engineering Co Ltd	499
34

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
93,600		Takeuchi Manufacturing Co Ltd	$1,759
89,900		Takuma Co Ltd	883
173,422	*,e,g	Talgo S.A.	960
79,206		Tarkett S.A.	3,423
103,407	*,e	Taser International, Inc	2,357
30,900		Tatsuta Electric Wire and Cable Co Ltd	141
2,240,679		Teco Electric and Machinery Co Ltd	2,278
13,000		Teikoku Sen-I Co Ltd	192
148,606		Tekfen Holding AS	354
82,000	e	Tekken Corp	247
67,687	*	Teledyne Technologies, Inc	8,560
39,405		Tennant Co	2,863
2,223,441		Terex Corp	69,816
44,229		Texmaco Rail & Engineering Ltd	63
46,807		Textainer Group Holdings Ltd	716
3,627,112		Textron, Inc	172,614
153,866		Thales S.A.	14,863
32,659	*,e	The ExOne Company	333
41,650		Thermax Ltd	628
61,192	*	Thermon Group Holdings	1,275
60,692		THK Co Ltd	1,531
155,456		Timken Co	7,027
15,416		Timken India Ltd	153
85,790		Titan International, Inc	887
70,736	*	Titan Machinery, Inc	1,085
94,763		TKH Group NV	4,063
12,600		Toa Corp/Tokyo	228
10,700		Tocalo Co Ltd	279
759,000	e	Toda Corp	4,575
26,000		Toenec Corp	130
355,300	e	Tokai Corp	2,737
389,560		Tokyu Construction Co Ltd	3,068
200,601		Toro Co	12,530
108,422		Toromont Industries Ltd	3,794
769,443	*,e	Toshiba Corp	1,659
84,964		Toshiba Machine Co Ltd	345
93,300	e	Toshiba Plant Systems & Services Corp	1,366
19,600	e	Totetsu Kogyo Co Ltd	564
71,275	e	Toto Ltd	2,696
55,900		Toyo Construction Co Ltd	201
115,000	e	Toyo Engineering Corp	289
7,300	e	Toyo Tanso Co Ltd	122
216,936		Toyota Tsusho Corp	6,585
14,927	*	TPI Composites, Inc	284
2,009,677		Trakya Cam Sanayi AS	1,748
115,479	n	TransDigm Group, Inc	25,424
1,122,454		Travis Perkins plc	21,294
272,723		Trelleborg AB (B Shares)	5,839
138,265	e	Trencor Ltd	410
100,830	*	Trex Co, Inc	6,997
88,692	*	Trimas Corp	1,840
160,078		Trinity Industries, Inc	4,250
35

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
115,010		Triton International Ltd	$2,966
744,275	e	Triumph Group, Inc	19,165
64,100		Trusco Nakayama Corp	1,489
17,700	e	Tsubaki Nakashima Co Ltd	293
125,000		Tsubakimoto Chain Co	1,046
41,000		Tsugami Corp	273
20,900		Tsukishima Kikai Co Ltd	221
12,200		Tsurumi Manufacturing Co Ltd	179
516,211		Turk Sise ve Cam Fabrikalari AS	593
106,228	*	Tutor Perini Corp	3,378
473,700		UEM Edgenta BHD	349
54,421		Ultra Electronics Holdings	1,413
7,300		Union Tool Co	230
459,100		Unique Engineering & Construction PCL	230
371,700		United Engineers Ltd	758
745,000		United Integrated Services Co Ltd	1,640
377,391	*	United Rentals, Inc	47,193
713,217		United Technologies Corp	80,030
280,115	*	Univar, Inc	8,588
138,679		Universal Forest Products, Inc	13,665
42,524	e	Uponor Oyj	753
1,356,254	*,e	USG Corp	43,129
427,700		Ushio, Inc	5,417
316,781		Valmet Corp	4,917
73,574		Valmont Industries, Inc	11,441
225,100		Vanachai Group PCL	90
23,494	*	VAT Group AG.	2,559
62,437	*	Vectrus, Inc	1,395
23,991	*	Veritiv Corp	1,243
364,432		Vestas Wind Systems AS	29,643
188,352		Vesuvius plc	1,228
87,598		V-Guard Industries Ltd	234
39,722	*	Vicor Corp	640
1,009,258		Vinci S.A.	80,144
928,000	*,e	Vision Fame International Holding Ltd	108
81,535		Voltas Ltd	518
39,995		Voltronic Power Technology Corp	534
539,767	e	Volvo AB (B Shares)	7,963
8,105	*	Vossloh AG.	515
125,613		W.W. Grainger, Inc	29,238
119,270	e	Wabash National Corp	2,468
266,252	*	WABCO Holdings, Inc	31,263
21,845		Wacker Construction Equipment AG.	489
16,023		Wajax Income Fund	276
29,200		Wakita & Co Ltd	278
11,665,000		Walsin Lihwa Corp	5,344
2,223		Walter Meier AG.	100
31,890		Wartsila Oyj (B Shares)	1,705
71,971		Watsco, Inc	10,305
55,628		Watts Water Technologies, Inc (Class A)	3,468
1,793,012		WCT Berhad	782
612,818		Weg S.A.	3,406
1,220,142	e	Weichai Power Co Ltd	2,155
36

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,215,415		Weir Group plc	$29,237
1,307,917	*	Welbilt, Inc	25,674
4,076,000		Welling Holding Ltd	897
108,530	*	Wesco Aircraft Holdings, Inc	1,237
45,371	*	WESCO International, Inc	3,156
95,035	e	Westinghouse Air Brake Technologies Corp	7,413
8,517	*	Willis Lease Finance Corp	190
36,482		Wilson Bayly Holmes-Ovcon Ltd	439
474,581		Wolseley plc	29,880
105,535		Woodward Governor Co	7,168
158,078	e	WSP Global, Inc	5,583
94,112		Xxentria Technology Materials Corp	224
181,838		Xylem, Inc	9,132
31,600	e	Yahagi Construction Co Ltd	280
43,600		YAMABIKO Corp	511
44,000		Yamazen Corp	397
5,338,218	e	Yangzijiang Shipbuilding	4,310
37,345		Yazicilar Holding AS	208
89,004	e	YIT Oyj	602
98,600		Yokogawa Bridge Holdings Corp	1,147
24,800		Yuasa Trading Co Ltd	688
826,000		Yungtay Engineering Co Ltd	1,432
154,000		Yurtec Corp	1,060
6,400	e	Yushin Precision Equipment Co Ltd	168
156,886		Zardoya Otis S.A.	1,449
7,819	*	Zehnder Group AG.	255
191,600		Zhengzhou Coal Mining Machinery Group Co Ltd	124
601,641		Zhuzhou CSR Times Electric Co Ltd	3,201
134,126		Zodiac S.A.	3,353
21,885		Zumtobel AG.	422
		TOTAL CAPITAL GOODS	9,534,423

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
46,400	*,e	51job, Inc (ADR)	1,701
109,643		ABM Industries, Inc	4,780
223,547	*	Acacia Research (Acacia Technologies)	1,285
282,963	*	ACCO Brands Corp	3,721
645,559		Adecco S.A.	45,837
147,197	*	Advanced Disposal Services, Inc	3,327
81,150	*	Advisory Board Co	3,798
15,000		Aeon Delight Co Ltd	472
122,037		AF AB	2,520
200,379		Aggreko plc	2,216
609,906		ALS Ltd	2,861
10,916		Amadeus Fire AG	887
121,125		American Banknote S.A.	874
101,548		Applus Services S.A.	1,219
26,652	*,e	Aqua Metals, Inc	521
209,912	*	ARC Document Solutions, Inc	724
17,492		Assystem	612
229,602		Atkins WS plc	4,430
250,274		Babcock International Group	2,765
37

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
13,926		Barrett Business Services, Inc	$761
376,000	*	Beijing Development HK Ltd	70
26,100	e	Bell System24 Holdings, Inc	227
11,700	e	Benefit One, Inc	359
4,416	e	Bertrandt AG.	429
30,882	*,e	Bilfinger Berger AG.	1,190
310,529		Blue Label Telecoms Ltd	412
171,631		Brady Corp (Class A)	6,633
1,385,006		Brambles Ltd	9,891
110,130		Bravida Holding AB	713
170,492		Brink’s Co	9,113
17,984		Brunel International NV	293
226,309		Bureau Veritas S.A.	4,770
85,899		Cabcharge Australia Ltd	198
96,540		Cape plc	299
587,411		Capita Group plc	4,154
4,062,000	*,e	Capital Environment Holdings Ltd	119
153,783	*	Casella Waste Systems, Inc (Class A)	2,170
73,624	e	Caverion Corp	580
345,302	*	CBIZ, Inc	4,679
63,257		CEB, Inc	4,972
195,335		Ceco Environmental Corp	2,053
22,071		Cewe Color Holding AG.	1,933
2,664,951		China Everbright International Ltd	3,589
2,180,000	e	China Greenland Broad Greenstate Group Co Ltd	376
183,772		Cintas Corp	23,254
142,943	*	Clean Harbors, Inc	7,950
64,000		Cleanaway Co Ltd	365
2,275,975		Cleanaway Waste Management Ltd	2,086
36,614	*,e	Cogint, Inc	170
3,117		Compx International, Inc	48
308,100	*	Copart, Inc	19,081
284,088	e	Covanta Holding Corp	4,460
33,365		CRA International, Inc	1,179
187,611		Dai Nippon Printing Co Ltd	2,030
30,100		Daiseki Co Ltd	616
134,113		Davis Service Group plc	1,229
113,295		De La Rue plc	874
95,925		Deluxe Corp	6,923
57,904		Derichebourg	289
2,277,004		Downer EDI Ltd	10,077
84,526		Dun & Bradstreet Corp	9,124
29,498		Duskin Co Ltd	644
360,271	*,m	Dyax Corp	400
1,058,000	e	Dynagreen Environmental Protection Group Co Ltd	609
1,245,382		Edenred	29,394
30,914		Elanders AB	338
81,604		Elis S.A.	1,604
17,800		en-japan, Inc	397
74,769		Ennis, Inc	1,271
111,025		Essendant, Inc	1,682
38

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,334,558		Experian Group Ltd	$27,227
57,270		Exponent, Inc	3,410
14,317		Fila S.p.A	252
38,517	*	Franklin Covey Co	778
103,098	*	FTI Consulting, Inc	4,245
20,000		Funai Soken Holdings, Inc	354
15,463,000	*,m	Fung Choi Media Group Ltd	111
16,873		GL Events	393
27,330	*	GP Strategies Corp	691
486,000	*	Greentown Service Group Co Ltd	181
1,380,985		Group 4 Securicor plc	5,264
12,156		Groupe CRIT	945
29,775		Gunnebo AB	149
6,038,900		Hays plc	11,879
138,082		Healthcare Services Group	5,950
84,786		Heidrick & Struggles International, Inc	2,234
37,248	*	Heritage-Crystal Clean, Inc	510
176,303		Herman Miller, Inc	5,562
68,045	*	Hill International, Inc	282
89,721		HNI Corp	4,135
518,768		HomeServe plc	3,661
65,313	*	Huron Consulting Group, Inc	2,750
64,660	*	ICF International, Inc	2,670
245,556	*	IHS Markit Ltd	10,301
3,032	*	Indiabulls Wholesale Service	2
71,272	*	Innerworkings, Inc	710
144,447		Insperity, Inc	12,805
356,255		Interface, Inc	6,787
216,279		Intertek Group plc	10,646
32,269	e,g	Intertrust NV	618
271,097		Intrum Justitia AB	10,120
76,187		IPH Ltd	283
212,281		ISS A.S.	8,025
26,503	e	ITAB Shop Concept AB	210
29,300		Itoki Corp	185
1,223,388		IWG plc	4,887
11,600		JAC Recruitment Co Ltd	189
2,437		Kaba Holding AG.	1,940
299,692		KAR Auction Services, Inc	13,088
57,049		Kelly Services, Inc (Class A)	1,247
26,237		KEPCO Plant Service & Engineering Co Ltd	1,464
190,844		Kforce, Inc	4,533
238,174		Kimball International, Inc (Class B)	3,930
206,043		Knoll, Inc	4,906
268,300		Kokuyo Co Ltd	3,469
112,975		Korn/Ferry International	3,558
110,000		Kyodo Printing Co Ltd	358
189,717		Loomis AB	5,999
135,095		LSC Communications, Inc	3,399
383,025		Manpower, Inc	39,287
9,962		Matsuda Sangyo Co Ltd	133
62,704		Matthews International Corp (Class A)	4,242
39

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
63,051		McGrath RentCorp	$2,117
94,400		McMillan Shakespeare Ltd	953
230,631	*,m	Media General, Inc	0
38,300		Meitec Corp	1,557
1,180,751		Michael Page International plc	6,334
89,757	*	Mistras Group, Inc	1,919
280,029	e	Mitie Group	778
13,872		Mitsubishi Pencil Co Ltd	698
87,239		Mobile Mini, Inc	2,661
40,707	e	Morneau Sobeco Income Fund	611
33,200	e	Moshi Moshi Hotline, Inc	327
95,594		MSA Safety, Inc	6,757
26,613		Multi-Color Corp	1,889
172,183	*	Navigant Consulting, Inc	3,936
692,636		Nielsen NV	28,613
134,000		Nihon M&A Center, Inc	4,373
13,400		Nippon Kanzai Co Ltd	216
154,600		Nippon Parking Development Co Ltd	206
22,360	e	Nissha Printing Co Ltd	532
18,343	*	NL Industries, Inc	118
80,300		Nomura Co Ltd	1,419
194,900		Okamura Corp	1,734
217,486	*	On Assignment, Inc	10,555
9,200	e	Outsourcing, Inc	366
13,868		Oyo Corp	172
76,700		Park24 Co Ltd	2,015
21,900		Pilot Corp	899
635,139		Pitney Bowes, Inc	8,327
35,200		Prestige International, Inc	317
206,220		Programmed Maintenance Services Ltd	295
600,223		Prosegur Cia de Seguridad S.A.	3,607
209,690	e	Quad Graphics, Inc	5,293
560,542	e	Randstad Holdings NV	32,314
314,000	*,e	Realord Group Holdings Ltd	193
439,459		Recruit Holdings Co Ltd	22,476
2,253,578		Rentokil Initial plc	6,970
602,789		Republic Services, Inc	37,861
68,175		Resources Connection, Inc	1,142
85,894		Restore plc	382
84,938		Ritchie Bros Auctioneers, Inc	2,796
240,400		Riverstone Holdings Ltd	149
473,973		Robert Half International, Inc	23,144
238,410		Rollins, Inc	8,852
175,126		RPS Group plc	541
351,412	*	RPX Corp	4,217
152,177		RR Donnelley & Sons Co	1,843
20,301		S1 Corp (Korea)	1,629
21,552		Sato Corp	461
231,154		Secom Co Ltd	16,610
288,044		Securitas AB (B Shares)	4,497
481,213		Seek Ltd	5,851
854,372	*	Serco Group plc	1,235
293,975		SG Fleet Group Ltd	764
40

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
5,367		SGS S.A.	$11,446
100,500	m	Shanghai Youngsun Investment C	267
303,900	*	Shanghai Zhongyida Co Ltd	135
695,098		Shanks Group plc	832
169,225		Shenzhen Dongjiang Environmental Co Ltd	293
122,787		SmartGroup Corp Ltd	619
37,583		Societe BIC S.A.	4,682
49,300		Sohgo Security Services Co Ltd	1,847
53,121	*	SP Plus Corp	1,793
34,783		Sporton International, Inc	205
858,523		Spotless Group Holdings Ltd	711
88,614	e	Stantec, Inc	2,300
168,599		Steelcase, Inc (Class A)	2,824
347,086	*	Stericycle, Inc	28,770
36,000		Sunny Friend Environmental Technology Co Ltd	173
18,388		Synergie S.A	727
351,520		Taiwan Secom Co Ltd	1,043
342,020		Taiwan-Sogo Shinkong Security Corp	452
90,000	e	Takeei Corp	848
24,000		Tanseisha Co Ltd	212
56,933	*,e	Team, Inc	1,540
26,700		TechnoPro Holdings, Inc	1,034
59,748		Teleperformance	6,451
259,900		Temp Holdings Co Ltd	4,873
209,173		Tetra Tech, Inc	8,545
290,000		Tianjin Capital Environmental Protection Group Co Ltd	157
39,500		Toppan Forms Co Ltd	388
308,669		Toppan Printing Co Ltd	3,155
22,000		Tosho Printing Co Ltd	101
111,938	m	Towers Watson & Co	14,652
144,917		Tox Free Solutions Ltd	258
186,001		Transcontinental, Inc	3,438
150,635	*	TransUnion	5,777
75,473	*	TRC Cos, Inc	1,317
312,528	*	TriNet Group, Inc	9,032
318,556	*	TrueBlue, Inc	8,712
35,950		Unifirst Corp	5,085
62,826		US Ecology, Inc	2,943
367,569	*	Verisk Analytics, Inc	29,825
65,050		Viad Corp	2,940
18,896		VSE Corp	771
98,863	*	WageWorks, Inc	7,148
12		Waste Connections, Inc	1
1,550,737		Waste Management, Inc	113,080
152,101		West Corp	3,714
167,450		Wolters Kluwer NV	6,950
32,900	e	Yumeshin Holdings Co Ltd	240
22,700	*	Zhaopin Ltd (ADR)	391
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,087,799

CONSUMER DURABLES & APPAREL - 2.1%
539,000		361 Degrees International Ltd	195
41

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
42,434	*	Accell Group NV	$1,161
40,588	*,e	Acushnet Holdings Corp	701
860,222		Adidas-Salomon AG.	163,642
20,670	*	Agabang&Company	150
72,193		Aksa Akrilik Kimya Sanayii	213
320,800		Alpargatas S.A.	1,260
32,500		Alpine Electronics, Inc	468
437,089		Amer Sports Oyj (A Shares)	9,883
107,635	*,e	American Outdoor Brands Corp	2,132
2,251,157		AmTRAN Technology Co Ltd	1,640
4,187,235	e	Anta Sports Products Ltd	11,585
208,654		Arcelik AS	1,302
36,200		Arezzo Industria e Comercio S.A.	363
104,522		Arvind Ltd	636
117,238		Asics Corp	1,886
21,632		Bajaj Electricals Ltd	104
30,468	*	Bang & Olufsen AS (B Shares)	421
3,366,824		Barratt Developments plc	23,063
33,018		Bassett Furniture Industries, Inc	888
329,000		Basso Industry Corp	1,000
25,706		Bata India Ltd	225
369,728	*	Beazer Homes USA, Inc	4,485
10,885,293		Belle International Holdings Ltd	7,080
361,700		Bellway plc	12,255
28,983		Beneteau S.A.	381
507,848		Berkeley Group Holdings plc	20,420
644,000		Best Pacific International Holdings Ltd	516
3,042		Bijou Brigitte AG.	188
140,364	*	Bonava AB	2,052
2,282,000		Bosideng International Holdings Ltd	197
145,764		Bovis Homes Group plc	1,545
71,315		Breville Group Ltd	563
76,221	*	BRP, Inc	1,794
71,235	e	Brunello Cucinelli S.p.A	1,698
94,136		Brunswick Corp	5,761
315,881		Burberry Group plc	6,817
1,844,000	*	C.banner International Holdings Ltd	688
5,467,396	*	Cairn Homes plc	8,574
165,657		CalAtlantic Group, Inc	6,204
1,302,055		Callaway Golf Co	14,414
62,907	*,e	Canada Goose Holdings, Inc	1,004
152,302		Carter’s, Inc	13,677
216,115	e	Casio Computer Co Ltd	3,013
33,435	*	Cavco Industries, Inc	3,892
25,455		CCC S.A.	1,527
29,351	*	Century Communities, Inc	746
25,493,400		China Dongxiang Group Co	4,890
980,000		China Lilang Ltd	652
1,131,000	*,m	China Longevity Group Co Ltd	1
13,700		Chofu Seisakusho Co Ltd	321
108,488		Christian Dior S.A.	25,183
851,692		Cie Financiere Richemont S.A.	67,337
1,106,000	e	Citychamp Watch & Jewellery Group Ltd	236
42

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
101,000		Clarion Co Ltd	$418
10,800		Cleanup Corp	80
715,685		Coach, Inc	29,579
66,999		Columbia Sportswear Co	3,936
1,321,500	e	Consorcio ARA, S.A. de C.V.	418
9,900		Corona Corp	101
130,100		Corpovael S.A. de C.V.	63
459,000	e,g	Cosmo Lady China Holdings Co Ltd	138
900,942		Crest Nicholson Holdings plc	6,120
143,638	*	CROCS, Inc	1,016
463,998	*	Crompton Greaves Consumer Electricals Ltd	1,550
16,280		CSS Industries, Inc	422
21,360		Culp, Inc	666
4,272,800		Cyrela Brazil Realty S.A.	18,071
116,631	*	Deckers Outdoor Corp	6,966
59,990		De’Longhi S.p.A.	1,744
14,145	*	Delta Apparel, Inc	249
6,975		Delta-Galil Industries Ltd	190
33,690		Descente Ltd	401
200,000		Direcional Engenharia S.A.	358
51,057		Dorel Industries, Inc (Class B)	1,218
1,412,918		DR Horton, Inc	47,064
63,263		Duni AB	925
224,793		Eclat Textile Co Ltd	2,253
1,345,513	e	Electrolux AB (Series B)	37,354
23,172		Escalade, Inc	299
47,119		Ethan Allen Interiors, Inc	1,444
177,100		Even Construtora e Incorporadora S.A.	260
46,835		Ez Tec Empreendimentos e Participacoes S.A.	288
690,672		Feng TAY Enterprise Co Ltd	2,752
11,200	e	Fields Corp	117
7,715		Fila Korea Ltd	484
12,401		Flexsteel Industries, Inc	625
963		Forbo Holding AG.	1,473
515,852		Formosa Taffeta Co Ltd	551
210,937		Forus S.A.	842
81,615	*,e	Fossil Group, Inc	1,424
18,891		Foster Electric Co Ltd	324
14,700		France Bed Holdings Co Ltd	122
339,999	*,e,m	Fuguiniao Co Ltd	169
67,000		Fujibo Holdings Inc	1,855
47,000		Fujitsu General Ltd	934
12,800		Funai Electric Co Ltd	109
17,726		Gafisa S.A.	154
201,970		Garmin Ltd	10,323
61,084	e	Geox S.p.A.	154
20,249	e	Gerry Weber International AG.	261
292,439		Giant Manufacturing Co Ltd	1,731
83,308	*	G-III Apparel Group Ltd	1,824
362,622		Gildan Activewear, Inc	9,797
15,034,000	*	Global Brands Group Holding Ltd	1,607
53,334	*	GNCO Co Ltd	112
43

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
4,200		Goldwin, Inc	$221
621,000	e	Goodbaby International Holding	302
200,474	*,e	GoPro, Inc	1,744
56,438	*,e	Green Brick Partners, Inc	562
6,700		Guararapes Confeccoes S.A.	159
67,197		GUD Holdings Ltd	608
511,000		Gunze Ltd	2,090
1,477,944		Haier Electronics Group Co Ltd	3,387
10,745		Handsome Co Ltd	272
976,685	e	Hanesbrands, Inc	20,276
97,375		Hansae Co Ltd	2,110
32,954		Hansae Yes24 Holdings Co Ltd	269
19,694		Hanssem Co Ltd	3,874
236,553		Hasbro, Inc	23,613
697,100		Haseko Corp	7,558
715,648		Hefei Meiling Co Ltd	416
98,000		Heiwa Corp	2,443
96,347	*	Helen of Troy Ltd	9,076
31,100,000	*	HengTen Networks Group Ltd	573
24,539		Hermes International	11,616
24,275		Himatsingka Seide Ltd	128
322,000		Hisense Kelon Electrical Holdings Co Ltd	473
6,116		Hitachi Home & Life Solutions India Ltd	171
23,102	*	HLB, Inc	289
1,890,000	*	HongDa Financial Holding Ltd	68
58,442		Hooker Furniture Corp	1,815
574,000	e	Hosa International Ltd	183
472,856	*	Hovnanian Enterprises, Inc (Class A)	1,073
12,543		Hugo Boss AG.	915
528,641	e	Husqvarna AB (B Shares)	4,635
40,382		Huvis Corp	270
20,055		Hyundai Livart Furniture Co Ltd	482
6,109		IC Companys AS	144
84,358	*	Iconix Brand Group, Inc	634
251,025		Iida Group Holdings Co Ltd	3,863
988		Ilshin Spinning Co Ltd	98
42,050		Indo Count Industries Ltd	128
56,204	*	Installed Building Products Inc	2,965
118,449	*,e	iRobot Corp	7,834
30,309	*,e	Jakks Pacific, Inc	167
40,300		Japan Wool Textile Co Ltd	318
89,103	*	Jimmy Choo plc	182
148,299	*	Jinshan Development & Construction Co Ltd	154
293,042		JM AB	9,254
82,430		Johnson Health Tech Co Ltd	122
9,491		Johnson Outdoors, Inc	346
109,300	e	JVC KENWOOD Holdings, Inc	285
407,906	*	Kate Spade & Co	9,476
204,088	e	KB Home	4,057
3,067,000		Kinpo Electronics	1,198
10,800		Kitex Garments Ltd	71
44,244		KMC Kuei Meng International In	217
551,800	*	Konka Group Co Ltd	194
44

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
16,382		KPR Mill Ltd	$167
354,000		Kurabo Industries Ltd	781
7,164		Kyungbang Ltd	95
11,257		LA Opala RG Ltd	93
422,204		Lao Feng Xiang Co Ltd	1,488
343,356		La-Z-Boy, Inc	9,271
638,776		Lealea Enterprise Co Ltd	175
435,474		Leggett & Platt, Inc	21,913
28,960		Lennar Corp (B Shares)	1,211
613,546		Lennar Corp (Class A)	31,407
114,388		LG Electronics, Inc	6,949
56,483		LG Fashion Corp	1,132
30,542	*,e	LGI Homes, Inc	1,036
46,600		Li Cheng Enterprise Co Ltd	123
1,116,520	*	Li Ning Co Ltd	656
528,965	*	Li Peng Enterprise Co Ltd	141
134,598		Libbey, Inc	1,962
42,347		Lifetime Brands, Inc	851
1,662,000		Lisi Group Holdings Ltd	137
1,381		LPP S.A.	2,365
249,057	*	Lululemon Athletica, Inc	12,919
706,950		Luthai Textile Co Ltd	838
131,266	e	Luxottica Group S.p.A.	7,244
306,376	e	LVMH Moet Hennessy Louis Vuitton S.A.	67,339
46,690	*	M/I Homes, Inc	1,144
143,735		Makalot Industrial Co Ltd	590
66,834	*	Malibu Boats Inc	1,500
4,488,400		Man Wah Holdings Ltd	3,565
6,442	*,m	Mariella Burani S.p.A.	0
20,314		Marine Products Corp	221
6,900		Mars Engineering Corp	143
635,966		Matsushita Electric Industrial Co Ltd	7,197
6,224,567		Mattel, Inc	159,411
321,600		MC Group PCL	193
118,912		MCBC Holdings, Inc	1,923
80,779		MDC Holdings, Inc	2,427
223,084		Merida Industry Co Ltd	1,180
74,657	*	Meritage Homes Corp	2,747
685,192	*	Michael Kors Holdings Ltd	26,113
61,800		Misawa Homes Co Ltd	577
75,000		Mitsui Home Co Ltd	419
67,000	e	Mizuno Corp	346
404,912	*	Mohawk Industries, Inc	92,923
1,265,346		Moncler S.p.A	27,719
29,446		Movado Group, Inc	735
1,294,465		MRV Engenharia e Participacoes S.A.	5,938
7,105		Nacco Industries, Inc (Class A)	496
263,635		Namco Bandai Holdings, Inc	7,903
37,000		Nan Liu Enterprise Co Ltd	188
59,866	*	Nautilus, Inc	1,093
26,489	*	New Home Co Inc	277
150,898		New Wave Group AB (B Shares)	1,052
45

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
747,617		Newell Rubbermaid, Inc	$35,265
485,129		Nien Hsing Textile Co Ltd	432
160,000		Nien Made Enterprise Co Ltd	1,492
3,796,322		Nike, Inc (Class B)	211,569
78,824		Nikon Corp	1,145
81,546		Nobia AB	837
40,281	*	NVR, Inc	84,867
591,531		Onward Kashiyama Co Ltd	4,064
905,508		Oriental Weavers	966
1,238,886	g	OVS S.p.A	7,692
29,552		Oxford Industries, Inc	1,692
357,000	*,e,g	Ozner Water International Holding Ltd	91
619,778	e	Pacific Textile Holdings Ltd	686
8,468		Page Industries Ltd	1,907
70,000	e	PanaHome Corp	643
59,613		Pandora AS	6,598
402,000	*,m	Peace Mark Holdings Ltd	0
12,804		Pegas Nonwovens S.A.	416
55,344	*	Perry Ellis International, Inc	1,189
445,972		Persimmon plc	11,701
263,165	*	Peter England Fashions and Retail Ltd	624
354,896		Phillips-Van Heusen Corp	36,721
47,552	*	PIK Group (GDR)	234
239,700	*	Pioneer Corp	477
8,104,857		Playmates Holdings Ltd	10,663
44,471	e	Polaris Industries, Inc	3,727
132,647		Pool Corp	15,829
2,439,341		Pou Chen Corp	3,376
11,356,600	e	Prada S.p.A	47,769
30,900	e	Pressance Corp	372
50,497,100		PT Sri Rejeki Isman Tbk	1,326
1,685,378		Pulte Homes, Inc	39,691
269,000	*	Q Technology Group Co Ltd	201
160,919		Rajesh Exports Ltd	1,502
149,537		Ralph Lauren Corp	12,205
70,806		Raymond Ltd	691
1,329,972		Redrow plc	8,498
283,000	e,g	Regina Miracle International Holdings Ltd	218
24,897		Rinnai Corp	1,983
420,956		Ruentex Industries Ltd	677
24,613	*	Safilo Group S.p.A.	175
68,328	e	Salvatore Ferragamo Italia S.p.A	2,046
950,000		Sampo Corp	603
42,300		Sangetsu Co Ltd	709
70,221		Sankyo Co Ltd	2,352
23,503		SEB S.A.	3,283
330,117		Sega Sammy Holdings, Inc	4,440
113,000	e	Seiko Holdings Corp	461
978,530		Seiren Co Ltd	14,647
462,253		Sekisui Chemical Co Ltd	7,793
2,107,009		Sekisui House Ltd	34,742
78,674	*,e	Sequential Brands Group, Inc	306
776,874	m	Servicios Corporativos Javer SAPI de C.V.	710
46

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
344,700		Shanghai Haixin Group Co	$255
72,300		Shanghai Kai Kai Industrial Co Ltd	88
511,929	*,e	Sharp Corp	2,153
197,300	*	Shenzhen China Bicycle Co Holdings Ltd	105
588,124		Shenzhou International Group Holdings Ltd	3,712
12,345		Shimano, Inc	1,808
7,786		Sioen Industries NV	231
377,575	*,e	Skechers U.S.A., Inc (Class A)	10,364
1,588,867		Skyworth Digital Holdings Ltd	1,048
51,356	*	SodaStream International Ltd	2,487
6,414,237		Sony Corp	216,470
199,528	e	Sony Corp (ADR)	6,730
849,505	*,g	Spin Master Corp	24,715
11,814		SRF Ltd	296
9,000	e	SRI Sports Ltd	84
41,000		Starts Corp, Inc	856
4,626,254		Steinhoff International Holdings NV	22,130
1,134,109		Steinhoff International Holdings NV (GR)	5,468
259,199	*	Steven Madden Ltd	9,992
36,686	e	Sturm Ruger & Co, Inc	1,965
358,254		Sumitomo Forestry Co Ltd	5,460
16,060		Superior Uniform Group, Inc	299
15,778		Surteco SE	390
21,058		Swatch Group AG.	7,539
306,495		Swatch Group AG. (Registered)	21,343
13,922		Symphony Ltd	328
842,602		Tainan Spinning Co Ltd	421
199,600		Taiwan Paiho Ltd	684
15,100		Tamron Co Ltd	274
1,673,298	*	Tatung Co Ltd	717
146,389	*	Taylor Morrison Home Corp	3,121
4,740,961		Taylor Wimpey plc	11,467
417,000	*,e	TCL Multimedia Technology Holdings Ltd	225
195,547	*	Technogym S.p.A	1,305
1,004,000		Techtronic Industries Co	4,064
22,197		Ted Baker plc	768
51,769	e	Telford Homes plc	236
590,544	*,e	Tempur-Pedic International, Inc	27,437
1,032,500	e	Texhong Textile Group Ltd	1,380
550,000		Texwinca Holdings Ltd	370
271,838		Thomson	1,249
110,100	g	Thule Group AB	1,847
438,080		Titan Industries Ltd	3,123
10,271		Tod’s S.p.A.	804
25,890		Token Corp	2,035
360,548	*	Toll Brothers, Inc	13,019
162,277	*,e	TomTom NV	1,579
52,468		Tomy Co Ltd	526
133,246	*	TopBuild Corp	6,263
58,000		Topkey Corp	203
74,000		Toung Loong Textile Manufacturing	197
291,328	*,e	TRI Pointe Homes, Inc	3,653
47

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
25,782		Trigano S.A.	$2,481
54,300		TSI Holdings Co Ltd	392
169,703		Tsutsumi Jewelry Co Ltd	3,178
2,369		TTK Prestige Ltd	215
180,002		Tupperware Corp	11,290
18,635	*	UCP, Inc (Class A)	189
336,254	*	Under Armour, Inc	6,153
376,569	*,e	Under Armour, Inc (Class A)	7,449
29,965	*	Unifi, Inc	851
437,000	*	Unitika Ltd	364
27,425	*	Universal Electronics, Inc	1,879
59,200	e	Universal Entertainment Corp	1,895
4,526	e	VAN DE Velde	259
32,125		Vardhman Textiles Ltd	649
38,256	*	Vera Bradley, Inc	356
77,034	*	Vestel Elektronik Sanayi	147
653,976		VF Corp	35,949
67,197		Videocon Industries Ltd	107
44,461	*,e	Vince Holding Corp	69
140,782	*	Vista Outdoor, Inc	2,899
317,627		Wacoal Holdings Corp	3,924
377,500	m	Weiqiao Textile Co	136
571,396		Welspun India Ltd	773
15,329		Weyco Group, Inc	430
209,540		Whirlpool Corp	35,900
43,444	*	Whirlpool of India Ltd	817
47,726	*,e	William Lyon Homes, Inc	984
344,829		Wolverine World Wide, Inc	8,610
62,035		Woongjin Coway Co Ltd	5,341
185,831		Wuxi Little Swan Co Ltd	741
3,257,500	e	XTEP International Holdings	1,283
26,050		Yamaha Corp	721
47,000	e	Yondoshi Holdings, Inc	1,050
36,400	e	Yonex Co Ltd	404
17,731		Youngone Corp	528
10,380		Youngone Holdings Co Ltd	488
507,907	e	Yue Yuen Industrial Holdings	1,996
604,000	*,e	Yuxing InfoTech Investment Holdings Ltd	112
69,846	*	Zagg, Inc	503
167,764		Zeng Hsing Industrial Co Ltd	863
66,800		Zhonglu Co Ltd	128
83,800	e	Zojirushi Corp	1,217
		TOTAL CONSUMER DURABLES & APPAREL	2,513,361

CONSUMER SERVICES - 2.1%
19,400	*	500.com Ltd (ADR)	260
362,362		888 Holdings plc	1,212
471,883		AA plc	1,571
18,313	*	AcadeMedia AB	114
3,264,214		Accor S.A.	135,772
16,008,900		Accordia Golf Trust	8,412
729,472		Advtech Ltd	1,087
5,500		Aeon Fantasy Co Ltd	143
48

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
106,979	e	Ainsworth Game Technology Ltd	$150
1,364,000		Ajisen China Holdings Ltd	525
1,288,902		Alsea SAB de C.V.	4,295
160,014	*,e	Amaya, Inc	2,716
131,000		Ambassador Hotel	101
29,643	*	American Public Education, Inc	679
1,779,026		ARAMARK Holdings Corp	65,593
5,900		ARCLAND SERVICE Co Ltd	162
2,975,824	*	Arcos Dorados Holdings, Inc	23,955
353,287		Ardent Leisure Group	494
2,042,284		Aristocrat Leisure Ltd	28,033
53,486	*	Ascent Media Corp (Series A)	756
71,000	e	Atom Corp	464
98,448		Autogrill S.p.A.	977
21,197	*,e	Basic-Fit NV	369
2,071,065	*	Belmond Ltd.	25,060
154,525	e	Benesse Holdings Inc	4,837
22,946		Berjaya Sports Toto BHD	15
16,431		bet-at-home.com AG.	1,838
89,935		Betsson AB	783
41,153	*	BJ’s Restaurants, Inc	1,663
3,205,400	*	Bloomberry Resorts Corp	508
433,805		Bloomin’ Brands, Inc	8,559
47,942		Bob Evans Farms, Inc	3,110
57,221	*,e	Bojangles’, Inc	1,173
311,957	*	Boyd Gaming Corp	6,866
79,180	*	Bridgepoint Education, Inc	845
164,604	*	Bright Horizons Family Solutions	11,932
281,099	e	Brinker International, Inc	12,357
7,200		BRONCO BILLY Co Ltd	187
93,345	*	Buffalo Wild Wings, Inc	14,258
106,670	*	Caesars Acquisition Co	1,643
206,984	*,e	Caesars Entertainment Corp	1,977
644,000		Cafe de Coral Holdings Ltd	2,110
30,102	*	Cambium Learning Group, Inc	148
71,623		Capella Education Co	6,090
80,737		Cara Operations Ltd	1,609
430,972	*	Career Education Corp	3,749
1,504,182		Carnival Corp	88,611
139,044		Carnival plc	7,970
47,138		Carriage Services, Inc	1,278
165,760	*	Carrols Restaurant Group, Inc	2,346
52,773	*	Century Casinos, Inc	399
89,424		Cheesecake Factory	5,666
158,551	*,e	Chegg, Inc	1,338
5,960,000	*,e	China LotSynergy Holdings Ltd	178
2,202,000	e	China Maple Leaf Educational Systems Ltd	1,661
392,000	*	China Nuclear Energy Technology Corp Ltd	66
2,048,000	e	China Travel International Inv HK	619
147,777	*,e	Chipotle Mexican Grill, Inc (Class A)	65,838
41,871		Choice Hotels International, Inc	2,621
28,314		Churchill Downs, Inc	4,498
49

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
30,407	*	Chuy’s Holdings, Inc	$906
17,916		Cie des Alpes	371
52,696		City Lodge Hotels Ltd	602
186,782		ClubCorp Holdings, Inc	2,998
687,515	*,e	Codere S.A.	411
37,252	*,g	Coffee Day Enterprises Ltd	133
17,973		Collectors Universe	469
43,700	e	Colowide Co Ltd	733
1,198,672		Compass Group plc	22,631
91,399	e	Corporate Travel Management Lt	1,398
116,159		Cox & Kings India Ltd	414
37,808	e	Cracker Barrel Old Country Store, Inc	6,021
34,000	e	Create Restaurants Holdings, Inc	302
2,194		Credu Corp	73
501,000		Crown Resorts Ltd	4,520
105,284	*	Curro Holdings Ltd	384
361,500		CVC Brasil Operadora e Agencia de Viagens S.A.	3,337
106,902		Daekyo Co Ltd	770
130,000		Dahan Development Corp	263
5,500	e	Daisyo Corp	77
141,615	*,e	Dalata Hotel Group plc	675
164,278		Darden Restaurants, Inc	13,745
104,395	*	Dave & Buster’s Entertainment, Inc	6,378
80,457	*	Del Frisco’s Restaurant Group, Inc	1,452
43,480	*	Del Taco Restaurants, Inc	577
49,633		Delta Corp Ltd	139
308,809	*	Denny’s Corp	3,820
124,183		DeVry Education Group, Inc	4,402
36,471		Dignity plc	1,087
55,666		DineEquity, Inc	3,029
4,898	e	DO & CO AG.	318
127,855	e	Domino’s Pizza Enterprises Ltd	5,676
1,146,613		Domino’s Pizza Group plc	4,436
30,962		Domino’s Pizza, Inc	5,706
5,312,147	e	Donaco International Ltd	1,603
23,600		Doutor Nichires Holdings Co Ltd	462
3,372,818	*	Dubai Parks & Resorts PJSC	936
228,388		Dunkin Brands Group, Inc	12,488
1,734,800	e	Dynam Japan Holdings Co Ltd	3,082
136,777		EIH Ltd	254
38,542	*,e	El Pollo Loco Holdings, Inc	461
55,971	*,e	Eldorado Resorts, Inc	1,059
356,390	e,g	Elior Participations S.C.A	8,075
4,918	*	Emerson Pacific, Inc	141
805,000		Emperor Entertainment Hotel Ltd	186
8,666	*	Empire Resorts, Inc	210
336,399		EnerCare, Inc	5,254
918,350	*	Enterprise Inns plc	1,562
1,281,100		Erawan Group PCL	170
221,500		Estacio Participacoes S.A.	1,123
15,340	g	Evolution Gaming Group AB	560
867,053		Extended Stay America, Inc	13,821
146,940		Famous Brands Ltd	1,704
50

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
51,691	*	Fiesta Restaurant Group, Inc	$1,251
55,125	e	Flight Centre Travel Group Ltd	1,216
514,004	*,e	Fogo De Chao, Inc	8,353
990		Formosa International Hotels Corp	5
704,000	e	Fu Shou Yuan International Group Ltd	430
34,000	e	Fuji Kyuko Co Ltd	301
53,000	e	Fujita Kanko, Inc	166
614,268	e	G8 Education Ltd	1,914
31,800		GAEC Educacao S.A.	136
2,619,155	e	Galaxy Entertainment Group Ltd	14,346
2,567,192		Genting BHD	5,564
4,682,293		Genting Singapore plc	3,414
359,600		GL Ltd	199
947,893		Gold Reef Resorts Ltd	1,948
22,068		Golden Entertainment, Inc	292
57,000		Gourmet Master Co Ltd	539
3,646		Graham Holdings Co	2,186
104,052	*	Grand Canyon Education, Inc	7,451
25,198		Grand Korea Leisure Co Ltd	493
98,267	*	Great Canadian Gaming Corp	1,820
239,851		Greene King plc	2,105
247,017		GVC Holdings plc	2,270
597,733		H&R Block, Inc	13,897
24,647	*,e	Habit Restaurants, Inc	436
854,000	*,g	Haichang Holdings Ltd	190
7,177		Hana Tour Service, Inc	511
13,580		Hiday Hidaka Corp	294
143,613	*	Hilton Grand Vacations, Inc	4,116
83,689		Hilton Worldwide Holdings, Inc	4,892
19,500		Hiramatsu Inc	117
31,900	e	HIS Co Ltd	748
753,500	*	Hoteles City Express SAB de C.V.	778
356,171	*	Houghton Mifflin Harcourt Co	3,615
194,175		Huangshan Tourism Development Co Ltd	294
53,506	*	Hyatt Hotels Corp	2,888
9,900	e	Ichibanya Co Ltd	328
98,542		IDP Education Ltd	346
528,199		ILG, Inc	11,071
485,176		Indian Hotels Co Ltd	948
78,524	*	InterContinental Hotels Group plc	3,846
363,472		International Game Technology plc	8,614
124,784		International Speedway Corp (Class A)	4,611
97,916	*	Intrawest Resorts Holdings Inc	2,449
85,973	e	Invocare Ltd	929
148,824	*	Isle of Capri Casinos, Inc	3,923
36,210	*	J Alexander’s Holdings, Inc	364
173,599		Jack in the Box, Inc	17,658
51,292	*,e	Jackpotjoy plc	353
24,191	*,e	Jamba, Inc	219
500,227		Jollibee Foods Corp	1,968
98,018		Jubilant Foodworks Ltd	1,672
293,155	*	K12, Inc	5,614
51

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
18,667	*,e	Kambi Group plc	$181
124,170		Kangwon Land, Inc	4,244
19,800	e	Kappa Create Co Ltd	220
15,400	e	Kisoji Co Ltd	339
234,000	*,e	KNT-CT Holdings Co Ltd	291
29,400		KOMEDA Holdings Co Ltd	474
16,916	*,e	Kona Grill, Inc	107
21,800		Koshidaka Holdings Co Ltd	463
2,420,445		Kroton Educacional S.A.	10,268
9,300		Kura Corp	390
22,600	e	Kyoritsu Maintenance Co Ltd	675
465,283	*	La Quinta Holdings, Inc	6,291
741,951		Ladbrokes plc	1,201
1,248,902		Las Vegas Sands Corp	71,275
59,753	*	Laureate Education, Inc	853
15,511		Liberty Tax, Inc	221
27,463	*	Lindblad Expeditions Holdings, Inc	246
48,051	*	Luby’s, Inc	149
1,508,000	*,e	Macau Legend Development Ltd	270
198,000		Magnum BHD	95
7,351		Mahindra Holidays & Resorts India Ltd	49
266,840	e	Mantra Group Ltd	595
93,894		Marcus Corp	3,014
936,338		Marriott International, Inc (Class A)	88,184
44,155		Marriott Vacations Worldwide Corp	4,412
447,080		Marston’s plc	752
6,800		Matsuya Foods Co Ltd	254
1,471,600		Max’s Group, Inc	771
1,393,188		McDonald’s Corp	180,571
52,253		McDonald’s Holdings Co Japan Ltd	1,526
15,000		Meiko Network Japan Co Ltd	165
3,595,427	*	Melco Crown Entertainment Ltd (ADR)	66,659
39,299,700	*	Melco Crown Philippines Resorts Corp	5,231
2,378,000		Melco International Development	4,200
44,586		Melia Hotels International S.A.	613
1,282,085	g	Merlin Entertainments plc	7,707
908,207		MGM China Holdings Ltd	1,894
3,983,633	n	MGM Resorts International	109,152
1		Minor International PCL (ADR)	0	^
1,945,916		Minor International PCL (Foreign)	2,081
160,676		Mitchells & Butlers plc	492
8,654		Modetour Network, Inc	299
30,733	*	Monarch Casino & Resort, Inc	908
18,700	e	MOS Food Services, Inc	546
31,760		MTY Food Group, Inc	1,192
9,066	*	Nathan’s Famous, Inc	568
624,166		Navitas Ltd	2,113
284,295	*	NET Holding AS	194
214,713		New Oriental Education & Technology Group (ADR)	12,964
149,678	*	NH Hoteles S.A.	704
26,729	*,e	Noodles & Co	154
52,629	*,e	Nord Anglia Education, Inc	1,334
555,216	*	Norwegian Cruise Line Holdings Ltd	28,166
52

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
9,100	e	Ohsho Food Service Corp	$337
515,678		OPAP S.A.	4,799
132,700	e	Oriental Land Co Ltd	7,628
380,000	e	Overseas Union Enterprise Ltd	581
15,342		Paddy Power plc	1,650
67,173		Pandox AB	1,027
33,010	*,e	Panera Bread Co (Class A)	8,644
151,280		Papa John’s International, Inc	12,108
37,319	e	Paradise Co Ltd	460
1,000,000	*	Parques Reunidos Servicios Centrales SAU	17,922
209,664	*	Penn National Gaming, Inc	3,864
4,495	*,e	Pierre & Vacances	207
310,105	*	Pinnacle Entertainment, Inc	6,053
59,271		Planet Fitness, Inc	1,142
83,000	e	Plenus Co Ltd	1,841
55,075	*	Potbelly Corp	766
6,878,000		Premium Leisure Corp	215
318,000		Prestariang BHD	166
221,082		Rank Group plc	580
31,086	*	Red Lion Hotels Corp	219
25,218	*	Red Robin Gourmet Burgers, Inc	1,474
955,362		Red Rock Resorts, Inc	21,190
136,874	*	Regis Corp	1,604
3,028,729		Resorts World BHD	3,729
110,600		Resorttrust, Inc	1,950
1,502		Restaurant Brands International LP	84
1,105,414	e	Restaurant Brands International, Inc	61,616
248,726		Restaurant Brands International, Inc (Toronto)	13,855
156,079		Restaurant Group plc	651
105,742	e	Retail Food Group Ltd	431
68,076		Rezidor Hotel Group AB	260
16,400	e	Ringer Hut Co Ltd	337
53,300		Round One Corp	424
185,427		Royal Caribbean Cruises Ltd	18,192
20,500		Royal Holdings Co Ltd	415
132,462	*	Ruby Tuesday, Inc	372
200,248		Ruth’s Chris Steak House, Inc	4,015
48,900		Saizeriya Co Ltd	1,228
1,883,295	e	Sands China Ltd	8,730
247,022	*,g	Scandic Hotels Group AB	2,599
101,925	*	Scientific Games Corp (Class A)	2,411
131,470		SeaWorld Entertainment, Inc	2,402
244,700	g	Ser Educacional S.A.	1,602
396,802		Service Corp International	12,253
449,278	*	ServiceMaster Global Holdings, Inc	18,757
30,318	*,e	Shake Shack, Inc	1,013
3,686,000	e	Shanghai Jinjiang International Hotels Group Co Ltd	973
58,049		Shanghai Jinjiang International Travel Co Ltd	170
980,120		Shangri-La Asia Ltd	1,427
1,539		Shinsegae Food Co Ltd	206
119,093		Six Flags Entertainment Corp	7,085
720,148	e	SJM Holdings Ltd	586
53

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
41,235		SkiStar AB (Series B)	$766
513,179	e	Sky City Entertainment Group Ltd	1,493
95,500		Skylark Co Ltd	1,400
19,938		Sodexho Alliance S.A.	2,343
210,851	e	Sonic Corp	5,347
97,584	*	Sotheby’s (Class A)	4,438
33,289		Speedway Motorsports, Inc	627
1,446,067		SSP Group plc	7,550
11,800		St Marc Holdings Co Ltd	347
609,597		Star Entertainment Grp Ltd	2,547
4,630,054		Starbucks Corp	270,349
1,960	*	Steak N Shake Co	847
20,540		Strayer Education, Inc	1,653
51,300		Studio Alice Co Ltd	1,057
87,758		Sun International Ltd	497
592,045		Tabcorp Holdings Ltd	2,148
68,668	*	TAL Education Group (ADR)	7,318
70,800	e	Tarena International, Inc (ADR)	1,323
1,058,125		Tattersall’s Ltd	3,580
68,615	*,e	Telepizza Group S.A.	349
130,679		Texas Roadhouse, Inc (Class A)	5,819
1,130,661		Thomas Cook Group plc	1,208
43,776		Thomas Cook India Ltd	157
67,000		Tokyo Dome Corp	623
127,000		Tokyotokeiba Co Ltd	294
19,000		Toridoll.corp	413
6,100	e	Tosho Co Ltd	259
9,100		Tsukada Global Holdings Inc	49
541,760		TUI AG. (DI)	7,502
29,800	*,e	Tuniu Corp (ADR)	261
691,951		Unibet Group plc (ADR)	7,168
56,061		Vail Resorts, Inc	10,758
16,700		Watami Co Ltd	187
48,356	*	Weight Watchers International, Inc	753
320,774		Wendy’s	4,366
144,959	e	Wetherspoon (J.D.) plc	1,716
51,638		Whitbread plc	2,562
273,540		William Hill plc	998
498,228		Wingstop, Inc	14,090
48,220		Wowprime Corp	223
912,990		Wyndham Worldwide Corp	76,956
4,596,771	e	Wynn Macau Ltd	9,362
462,499		Wynn Resorts Ltd	53,007
26,000	e	Yomiuri Land Co Ltd	101
19,679		Yong Pyong Resort Co Ltd	159
50,600	e	Yoshinoya D&C Co Ltd	736
2,699,448	*	Yum China Holdings, Inc	73,425
1,133,702		Yum! Brands, Inc	72,444
28,174		Zeal Network SE	796
179,200	e	Zensho Co Ltd	3,007
182,000		Zhuhai Holdings Investment Group Ltd	27
717,939	*,e	Zoe’s Kitchen, Inc	13,282
		TOTAL CONSUMER SERVICES	2,444,392
54

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
DIVERSIFIED FINANCIALS - 3.6%
1,938,467		3i Group plc	$18,200
77,905		ABC Arbitrage	563
424,096		Aberdeen Asset Management plc	1,407
23,020		Ackermans & Van Haaren	3,616
157,550	*,e	Acom Co Ltd	631
111,500		Aeon Credit Service M BHD	403
68,348	e	AEON Financial Service Co Ltd	1,291
133,592	e	Affiliated Managers Group, Inc	21,901
54,243		AG Mortgage Investment Trust	979
48,490		AGF Management Ltd	225
761,904		AGNC Investment Corp	15,154
244,200	*,e	Aiful Corp	719
1,121,840		AIRA Capital Co Ltd	81
65,103		Aker ASA (A Shares)	2,522
1,905,399		Al Waha Capital PJSC	1,006
28,270	e	Alaris Royalty Corp	474
1,135,636		Alexander Forbes Group Holdings Ltd	544
234,894	*,e	Allied Minds plc	897
989,360		Ally Financial, Inc	20,114
63,563		Altamir Amboise	990
103,168		Altisource Residential Corp	1,573
1,136,500		Amanat Holdings PJSC	343
2,091,191		American Express Co	165,434
1,319,554		Ameriprise Financial, Inc	171,120
3,525,081		AMP Ltd	13,946
696,615	e,g	Amundi S.A.	41,088
1,626,705	g	Anima Holding S.p.A	9,712
2,144,234		Annaly Capital Management, Inc	23,822
186,502		Anworth Mortgage Asset Corp	1,035
419,167		Apollo Commercial Real Estate Finance, Inc	7,885
1,350,986		ARA Asset Management Ltd	1,719
120,296		Ares Commercial Real Estate Corp	1,610
45,673	e	Arlington Asset Investment Corp (Class A)	645
72,045	e	ARMOUR Residential REIT, Inc	1,636
227,941		Arrow Global Group plc	1,025
82,366		Artisan Partners Asset Management, Inc	2,273
1,219,057	e	Ashmore Group plc	5,398
12,981	*,m	Asia Pacific Investment Partners Limited	84
8,429		Associated Capital Group, Inc	305
88,839	e	Aurelius AG.	3,858
392,549		Australian Stock Exchange Ltd	15,139
18,461		Avanza AB	693
351,231		Ayala Corp	5,914
2,215	*,m	Ayala Corp Preferred	0	^
102,129		Azimut Holding S.p.A.	1,773
20,462		B. Riley Financial, Inc	307
143,347	*	B2Holding ASA	235
184,700		Bajaj Finance Ltd	3,331
51,857		Banca Generali S.p.A	1,355
103,952		Banca IFIS S.p.A.	3,984
55

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
230,622		Banca Mediolanum S.p.A	$1,687
3,399,462	e	Bank of New York Mellon Corp	160,557
584,440		BGC Partners, Inc (Class A)	6,639
51,212		BinckBank NV	262
205,317		BlackRock, Inc	78,741
450,093		Blackstone Group LP	13,368
132,212		Blackstone Mortgage Trust, Inc	4,093
3,005,753		BM&F Bovespa S.A.	18,521
747,000	e	Bolsa Mexicana de Valores S.A. de C.V.	1,238
58,240	e	Bolsas y Mercados Espanoles	1,930
356,804	*,e	Brait S.A.	2,076
219,525		Brewin Dolphin Holdings plc	859
382,000	e	Bright Smart Securities & Commodities Group Ltd	126
918,014		Brookfield Asset Management, Inc	33,446
526,594		BT Investment Management Ltd	4,022
191,048		Bure Equity AB	2,088
633,500		Bursa Malaysia BHD	1,400
51,952	e	Callidus Capital Corp	706
95,529	*	Canaccord Financial, Inc	366
6,893		Capital First Ltd	83
1,101,108		Capital One Financial Corp	95,422
1,441,000		Capital Securities Corp	477
187,772		Capstead Mortgage Corp	1,979
199,699		CBOE Holdings, Inc	16,190
82,007		Cembra Money Bank AG.	6,780
1,011,000	e	Central China Securities Co Ltd	545
41,001		Century Leasing System, Inc	1,398
180,099		Cerved Information Solutions S.p.A	1,741
1,183,123		Chailease Holding Co Ltd	2,765
697,022		Challenger Financial Services Group Ltd	6,681
1,718,937		Charles Schwab Corp	70,150
462,198		Chimera Investment Corp	9,327
950,000		China Bills Finance Corp	435
10,787,105		China Cinda Asset Management Co Ltd	4,195
1,169,125	e	China Everbright Ltd	2,361
4,190,000	*	China Financial International Investments Ltd	210
6,157,045	e	China Galaxy Securities Co Ltd	5,686
7,280,000	*	China Huarong Asset Management Co Ltd	2,981
1,000,000	*,e	China International Capital Corp Ltd	1,506
15,280,000	e	China LNG Group Ltd	342
62,665	e	China Merchants China Direct Investments Ltd	94
491,789	e	CI Financial Corp	9,774
2,620,415		CITIC Securities Co Ltd	5,399
4,975,383		ClearView Wealth Ltd	5,053
499,846		Close Brothers Group plc	9,635
93,187	g	CMC Markets plc	141
1,188,721		CME Group, Inc	141,220
73,133		Coface S.A.	549
40,570		Cohen & Steers, Inc	1,622
242,986		Coronation Fund Managers Ltd	1,146
14,558		Corp Financiera Alba	683
167,870		Corp Financiera Colombiana S.A.	1,644
50,530	*,e	Cowen Group, Inc	755
56

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
75,556	*,e	Credit Acceptance Corp	$15,067
22,917		Credit Analysis & Research Ltd	597
17,220,000	*,e	Credit China Fintech Holdings Ltd	2,327
69,319	e	Credit Corp Group Ltd	915
76,264		Credit Saison Co Ltd	1,367
2,562,512		Credit Suisse Group	38,127
185,051		Credito Real SAB de C.V.	259
29,097		CRISIL Ltd	853
303,158		CYS Investments, Inc	2,410
466,573		Daewoo Securities Co Ltd	3,774
168,478		Daishin Securities Co Ltd	1,793
21,820		Daishin Securities Co Ltd PF	153
1,875,360		Daiwa Securities Group, Inc	11,442
11,979		Daou Data Corp	127
73,289		DeA Capital S.p.A.	122
1,706,262	*,e	Deutsche Bank AG.	29,332
270,556	*,e	Deutsche Bank AG.	4,643
9,482	*	Deutsche Beteiligungs AG.	322
4,333		Deutsche Boerse AG.	398
442,824	*	Deutsche Boerse AG. (Tender)	40,584
8,406		Diamond Hill Investment Group, Inc	1,635
1,064,000	*,e	Differ Group Holding Co Ltd	123
811,377		Discover Financial Services	55,490
99,648	*	Donnelley Financial Solutions, Inc	1,922
56,348	*,e	Dundee Corp	172
85,971		Dynex Capital, Inc	610
3,279,302	*,n	E*TRADE Financial Corp	114,415
421,219		Eaton Vance Corp	18,938
551,911		Eclipx Group Ltd	1,649
371,186	e	ECN Capital Corp	1,002
769,431		Edelweiss Capital Ltd	1,868
6,839	e	EFG Financial Products Holding AG.	280
66,743	e	EFG International	414
319,844	*	Egyptian Financial Group-Hermes Holding	462
852,821	e	Element Financial Corp	7,894
14,820,000	e	Emperor Capital Group Ltd	1,298
46,913	*,e	Encore Capital Group, Inc	1,445
168,251	*	Enova International, Inc	2,499
57,413	*	Eugene Investment & Securities Co Ltd	146
13,105		Eurazeo	862
1,130,834	g	Euronext NV	49,310
229,134		Evercore Partners, Inc (Class A)	17,850
153,215		EXOR NV	7,922
166,510	*,e	Ezcorp, Inc (Class A)	1,357
76,943		Factset Research Systems, Inc	12,689
4,785,276		Far East Horizon Ltd	4,496
11,674		FBR & Co	211
308,645		Federated Investors, Inc (Class B)	8,130
6,859	e	Ferratum Oyj	137
33,027		Fiera Capital Corp	342
105,956		Financial Engines, Inc	4,614
51,300	e	Financial Products Group Co Ltd	456
57

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,764,785	e	First Pacific Co	$2,010
172,760		FirstCash, Inc	8,491
6,089,731	e	FirstRand Ltd	21,071
223,816	e	FlexiGroup Ltd	395
119,939	g	Flow Traders	3,776
221,163	*	FNFV Group	2,930
351,610		Franklin Resources, Inc	14,817
20,360,000	*	Freeman Financial Corp Ltd	1,310
19,682,461		Fubon Financial Holding Co Ltd	32,103
24,916,242		Fuhwa Financial Holdings Co Ltd	10,510
17,300		Fuyo General Lease Co Ltd	777
71,735		Gain Capital Holdings, Inc	598
27,530		GAMCO Investors, Inc (Class A)	815
858,062	e	Gentera SAB de C.V.	1,413
1,667,800	e	GF Securities Co Ltd	3,496
21,758		Gimv NV	1,214
136,613		Gluskin Sheff + Associates, Inc	1,806
1,114,332		Goldman Sachs Group, Inc	255,984
5,860,000	*,e	Good Resources Holdings Ltd	313
71,281		Great Ajax Corp	930
296,985	*	Green Dot Corp	9,907
56,204	e	Greenhill & Co, Inc	1,647
6,856	e	GRENKELEASING AG.	1,210
47,300		Group Lease PCL	30
340,600		Group Lease PCL	216
68,691		Groupe Bruxelles Lambert S.A.	6,234
452,646		Grupo de Inversiones Suramericana S.A.	6,153
221,620		Grupo de Inversiones Suramericana S.A. (Preference)	2,945
121,970		GT Capital Holdings, Inc	2,782
796,497	*	Gulf General Investment Co	94
755,500	e	Guolian Securities Co Ltd	411
8,493,800	e	Guotai Junan International Hol	2,757
1,019,501		Haci Omer Sabanci Holding AS	2,805
5,148,562		Haitong Securities Co Ltd	8,710
18,336		Hankook Tire Worldwide Co Ltd	319
274,093		Hannon Armstrong Sustainable Infrastructure Capital, Inc	5,537
89,546	*	Hanwha Securities Co	199
375,467		Hargreaves Lansdown plc	6,116
47,821		Hellenic Exchanges S.A.	236
876,393	e	Henderson Group plc	2,559
9,789		Hennessy Advisors, Inc	165
315,200		Hitachi Capital Corp	7,640
13,962		HMC Investment Securities Co Ltd	135
89,088	e,g	Hoist Finance AB	780
1,376,792	e	Hong Kong Exchanges and Clearing Ltd	34,742
140,806		Houlihan Lokey, Inc	4,851
580,500	*	Huarong International Financial Holdings Ltd	208
2,876,800	g	Huatai Securities Co Ltd	5,602
2,483	*,e	Hypoport AG.	232
58,400		IBJ Leasing Co Ltd	1,249
30,300	e	Ichiyoshi Securities Co Ltd	228
2,656,398		IFCI Ltd	1,213
1,003,878		IG Group Holdings plc	6,257
58

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
329,128	e	IGM Financial, Inc	$9,816
193,051		India Infoline Ltd	1,190
1,889,820		Indiabulls Housing Finance Ltd	29,037
18,736		Indiabulls Securities Ltd	17
107,616		Industrivarden AB	2,329
188,892		Infrastructure Development Finance Co Ltd	159
158,357		Interactive Brokers Group, Inc (Class A)	5,498
708,638		IntercontinentalExchange Group, Inc	42,426
213,211		Intermediate Capital Group plc	1,889
198,904		International Personal Finance plc	408
29,181	*	INTL FCStone, Inc	1,108
119,486		Inversiones La Construccion S.A.	1,601
406,533		Invesco Ltd	12,452
223,288		Invesco Mortgage Capital, Inc	3,443
275,963		Investec Ltd	1,880
438,349		Investec plc	2,989
50,916		Investment AB Kinnevik (B Shares)	1,357
63,956		Investment AB Oresund	1,070
82,004		Investment Technology Group, Inc	1,661
300,917		Investor AB (B Shares)	12,653
280,148	e	IOOF Holdings Ltd	1,825
231,729	e	iShares MSCI Canada Index Fund	6,229
1,243,947		iShares MSCI EAFE Index Fund	77,485
677,738	e	iShares MSCI Emerging Markets	26,696
239,300	e	J Trust Co Ltd	2,020
446,000	e	Jaccs Co Ltd	1,946
107,517	*	Jafco Co Ltd	3,617
497,223		Janus Capital Group, Inc	6,563
1,818,600		Japan Securities Finance Co Ltd	9,685
1,875,127		Jih Sun Financial Holdings Co Ltd	443
171,003		JM Financial Ltd	233
211,131		JSE Ltd	2,028
169,834		Julius Baer Group Ltd	8,484
124,263		Julius Baer Holding AG.	1,531
1,235,150		Jupiter Investment Management Group Ltd	6,590
236,800		k1 Ventures Ltd	127
993,900		kabu.com Securities Co Ltd	3,239
32,233	*	KBC Ancora	1,433
91,082	*	KCG Holdings, Inc	1,624
9,000		KIWOOM Securities Co Ltd	655
45,926		Korea Investment Holdings Co Ltd	1,935
10,454,400	*	Kresna Graha Investama PT Tbk	317
12,117		KRUK S.A.	735
91,600		Krungthai Card PCL	363
14,463		Kyobo Securities Co	121
69,100		Kyokuto Securities Co Ltd	993
359,279		L&T Finance Holdings Ltd	684
84,426		Ladder Capital Corp	1,219
290,935	*,e	Ladenburg Thalmann Financial Services, Inc	722
589,374		Lazard Ltd (Class A)	27,105
259,895		Legg Mason, Inc	9,385
842,313	*,e	LendingClub Corp	4,624
59

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
804,533		Leucadia National Corp	$20,918
582,184		London Stock Exchange Group plc	23,162
445,528		LPL Financial Holdings, Inc	17,745
44,554		Lundbergs AB (B Shares)	3,020
581,766		Macquarie Group Ltd	40,082
243,828		Magellan Financial Group Ltd	4,401
284,581		Mahindra & Mahindra Financial Services Ltd	1,380
13,517,567		Man Group plc	24,973
795,971		Manappuram General Finance & Leasing Ltd	1,203
30,205	e	Manning & Napier, Inc	172
80,521		MarketAxess Holdings, Inc	15,097
15,200		Marlin Business Services Corp	391
36,700	*,e	Marusan Securities Co Ltd	303
19,062,399	*,e	Mason Financial Holdings Ltd	277
953,401		Masterlink Securities Corp	279
245,100	e	Matsui Securities Co Ltd	1,921
20,838		Medley Management, Inc	173
34,896	e	Meritz finance Holdings Co Ltd	379
940,540		Meritz Securities Co Ltd	3,134
22,914,206		Metro Pacific Investments Corp	2,748
891,805		MFA Mortgage Investments, Inc	7,206
84,000		MIN XIN Holdings Ltd	68
1,972,751		Mitsubishi UFJ Lease & Finance Co Ltd	9,859
45,168		MLP AG.	261
115,317		Moelis & Co	4,440
1,001,600	e	Monex Beans Holdings, Inc	2,402
393,899		Moody’s Corp	44,132
8,277,155		Morgan Stanley	354,593
76,350		Morningstar, Inc	6,001
53,390		Motilal Oswal Financial Services Ltd	597
211,224		MSCI, Inc (Class A)	20,529
137,609		MTGE Investment Corp	2,305
462,000		Muangthai Leasing PCL	417
14,191		Multi Commodity Exchange of India Ltd	263
143,983		Muthoot Finance Ltd	818
272,748		NASDAQ OMX Group, Inc	18,942
888,626		Navient Corp	13,116
75,505		Nelnet, Inc (Class A)	3,312
1,108,665		New Residential Investment Corp	18,825
214,835	e	New York Mortgage Trust, Inc	1,326
71,198		NewStar Financial, Inc	753
489,053		NEX Group plc	3,483
12,775		NICE Holdings Co Ltd	198
28,422		NICE Information Service Co Ltd	197
20,700	*,e	Noah Holdings Ltd (ADR)	525
3,372,339		Nomura Holdings, Inc	20,876
327,778		Northern Trust Corp	28,379
3,417,866	e	NZX Ltd	2,585
113,000		Okasan Holdings, Inc	690
529,804		OM Asset Management plc	8,011
127,743	*,e	On Deck Capital, Inc	644
119,943	*	OneMain Holdings, Inc	2,981
84,220		Onex Corp	6,045
60

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
21,213		Oppenheimer Holdings, Inc	$363
56,035	e	Orchid Island Capital, Inc	560
382,800	e	Orient Corp	693
2,420,876		ORIX Corp	35,932
407,562		Osaka Securities Exchange Co Ltd	5,814
654,175		OSK Holdings BHD	234
19,637		Owens Realty Mortgage, Inc	350
194,546	e	OzForex Group Ltd	219
65,721		P2P Global Investments plc	633
9,463		Pargesa Holding S.A.	669
8,717		Partners Group	4,685
133,388		PennyMac Mortgage Investment Trust	2,368
502,884		Peregrine Holdings Ltd	1,034
517,000	*,m	Peregrine Investment Holdings	0
168,168		Perpetual Trustees Australia Ltd	6,699
42,727	*	Pico Holdings, Inc	598
147,853	*	Pioneers Holding	83
58,382		Piper Jaffray Cos	3,728
34,605		PJT Partners, Inc	1,214
499,270		Platinum Asset Mangement Ltd	1,957
563,533	e	Plus500 Ltd	2,965
1,246,069		Power Finance Corp Ltd	2,800
91,249	*	PRA Group, Inc	3,025
1,023,289		President Securities Corp	450
118,343		Provident Financial plc	4,447
100,672		PSG Group Ltd	1,850
128,527		PTC India Financial Services Ltd	82
106,649		Pzena Investment Management, Inc (Class A)	1,049
16,390		Qatar Industrial Manufacturing Co	197
147,803	e	Ratos AB (B Shares)	695
294,363		Raymond James Financial, Inc	22,448
197,907		Redwood Trust, Inc	3,287
20,909	*	Regional Management Corp	406
243,144		Reliance Capital Ltd	2,304
599,279	e	Remgro Ltd	9,195
38,027		Repco Home Finance Ltd	411
58,977		Resource Capital Corp	576
53,697	*,e	Resurs Holding AB	313
28,900		Ricoh Leasing Co Ltd	929
1,325,461	e	RMB Holdings Ltd	5,785
767,621		S&P Global, Inc	100,359
78,117	*	Safeguard Scientifics, Inc	992
95,838		Salam International Investment Co	277
169,399		Samsung Card Co	5,941
80,557		Samsung Securities Co Ltd	2,425
502,209	*	Santander Consumer USA Holdings, Inc	6,689
251,900	*,e	Sawada Holdings Co Ltd	2,301
655,744		SBI Holdings, Inc	9,163
217,108		Schroders plc	8,240
398,352		SEI Investments Co	20,093
5	*,m	SFCG Co Ltd	0
300,000		Shenyin Wanguo HK Ltd	128
61

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
9,235		Shinyoung Securities Co Ltd	$412
460,120		Shriram Transport Finance Co Ltd	7,639
14,712		Silvercrest Asset Management Group, Inc	196
1,403,227		Singapore Exchange Ltd	7,724
227,567	*	SK Securities Co Ltd	242
13,722	*	SKS Microfinance Pvt Ltd	171
1,155,097	*	SLM Corp	13,977
768,475	*,e,m	SNS Reaal	8
5,550		Societe Fonciere Financiere et de Participations FFP	533
19,472		Sofina S.A.	2,697
72,300	e	Sparx Group Co Ltd	137
9,200		SPDR Trust Series 1	2,169
209,719	e	Sprott, Inc	352
119,203		SREI Infrastructure Finance Ltd	152
430,461		Srisawad Power 1979 PCL	542
837,274		Starwood Property Trust, Inc	18,906
1,466,136		State Street Corp	116,719
131,077	*	Stifel Financial Corp	6,579
4,940,000		Sun Hung Kai & Co Ltd	3,242
38,431		Sundaram Finance Ltd	956
48,751	*	SVG Capital plc	440
6,756	e	Swissquote Group Holding S.A.	183
2,977,439		Synchrony Financial	102,126
1,169,093		T Rowe Price Group, Inc	79,674
2,624,730	e	Tai Fook Securities Group Ltd	1,544
265,000		Taiwan Acceptance Corp	768
57,379		Tamburi Investment Partners S.p.A.	283
13,197		Tata Investment Corp Ltd	129
538,176		TD Ameritrade Holding Corp	20,914
691,196		Thomson Corp	29,880
427,763		Thomson Corp (Toronto)	18,499
73,937		Tiptree Financial, Inc	540
76,123		TMX Group Ltd	3,859
267,380		Tokai Tokyo Securities Co Ltd	1,395
87,242	*	Tong Yang Investment Bank	265
278,172		Transaction Capital Ltd	313
409,516		Tullett Prebon plc	2,383
1,062,949		Two Harbors Investment Corp	10,194
2,907,691		UBS AG.	46,478
446,800		Unifin Financiera SAPI de C.V. SOFOM ENR	1,136
1,071,687		UOB-Kay Hian Holdings Ltd	1,069
92,409	*	Uranium Participation Corp	282
2,516	e	Value Line, Inc	43
791,000	e	Value Partners Group Ltd	754
51,579	e	Virtu Financial, Inc	877
9,653		Virtus Investment Partners, Inc	1,022
80,205		Vontobel Holding AG.	4,588
217,301		Voya Financial, Inc	8,249
2,158		VZ Holding AG.	592
211,997	e	Waddell & Reed Financial, Inc (Class A)	3,604
43,985		Warsaw Stock Exchange	492
3,259,952		Waterland Financial Holdings	999
31,136		Wendel	3,943
62

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
83,488		Western Asset Mortgage Capital Corp	$816
24,785		Westwood Holdings Group, Inc	1,324
2,420	*,e	Wins Finance Holdings, Inc	351
225,528	e	WisdomTree Investments, Inc	2,048
9,517		Woori Financial Co Ltd	209
154,029		Woori Investment & Securities Co Ltd	1,729
12,269	*,e	World Acceptance Corp	635
1,401,517		Zeder Investments Ltd	810
126,500		Zenkoku Hosho Co Ltd	4,322
		TOTAL DIVERSIFIED FINANCIALS	4,205,176

ENERGY - 6.6%
482,185	*	Abraxas Petroleum Corp	974
5,745		Adams Resources & Energy, Inc	215
45,956,404		Adaro Energy Tbk	6,036
142,620	*	Advantage Oil & Gas Ltd	942
66,930		Aegis Logistics Ltd	201
117,918	*,e	Akastor ASA	178
234,120	e	Aker BP ASA	3,757
116,871	*	Aker Solutions ASA	705
107,389	e	Alon USA Energy, Inc	1,309
146,093	e	AltaGas Income Trust	3,384
1,043,024		AMEC plc	6,976
695,572	*,e	Amerisur Resources plc	183
1,017,880		Anadarko Petroleum Corp	63,109
212,710	*	Antero Resources Corp	4,852
1,094,000	*	Anton Oilfield Services Group	130
100,000		AOC Holdings, Inc	338
849,117		Apache Corp	43,636
1,216,887	e	ARC Resources Ltd	17,386
82,010	*,e	Arch Coal, Inc	5,654
183,889		Archrock, Inc	2,280
53,288	e	Ardmore Shipping Corp	429
688,430	*	Athabasca Oil Corp	792
195,812	*,e	Atwood Oceanics, Inc	1,866
1,420,555	*,e	Australian Worldwide Exploration Ltd	537
1,606,103		Baker Hughes, Inc	96,077
327,700		Bangchak Petroleum PCL-Foreign	315
2,666,510		Banpu PCL (Foreign)	1,537
715,364	*,e	Baytex Energy Trust	2,442
4,861,009		Beach Petroleum Ltd	2,969
896,933		Bharat Petroleum Corp Ltd	8,977
1,028,448	*	Bill Barrett Corp	4,679
173,108		Birchcliff Energy Ltd	984
668,293		Bonavista Energy Trust	1,739
69,754		Bonterra Oil & Gas Ltd	1,203
20,628	e	Bourbon S.A.	219
210,927		Boustead Singapore Ltd	131
22,906,751		BP plc	131,854
522,067		BP plc (ADR)	18,022
6,934,000		Brightoil Petroleum Holdings Ltd	1,989
67,525	e	Bristow Group, Inc	1,027
63

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,022,500		Bumi Armada BHD	$343
63,701	e,g	BW LPG Ltd	324
857,327	*,e	BW Offshore Ltd	2,093
530,341		Cabot Oil & Gas Corp	12,680
445,877	*	Cairn Energy plc	1,144
853,991		Cairn India Ltd	4,023
64,351	*,e	California Resources Corp	968
736,893	*	Callon Petroleum Co	9,698
720,951		Caltex Australia Ltd	16,244
280,615	e	Cameco Corp (Toronto)	3,106
226,698	*,e	Canacol Energy Ltd	670
230,163		Canadian Energy Services & Technology Corp	1,262
1,883,496	*	Canadian Natural Resources Ltd (Canada)	61,667
67,110	*	Canyon Services Group, Inc	336
45,561	*,e	CARBO Ceramics, Inc	594
170,181	e	Cardinal Energy Ltd	934
193,341	*	Carrizo Oil & Gas, Inc	5,541
2,548,388		Cenovus Energy, Inc	28,797
2,480,063		Cenovus Energy, Inc (Toronto)	28,067
15,653	*,e	CGG S.A.	110
432,548	*,e	Cheniere Energy, Inc	20,447
138,040		Chennai Petroleum Corp Ltd	772
1,313,199	*,e	Chesapeake Energy Corp	7,800
5,493,574		Chevron Corp	589,845
3,980,419	e	China Coal Energy Co	2,009
2,249,826	e	China Oilfield Services Ltd	2,161
8,369,795		China Shenhua Energy Co Ltd	19,474
9,300,000	e	China Suntien Green Energy Cor	1,797
238,388		Cimarex Energy Co	28,485
11,140	*	Clayton Williams Energy, Inc	1,471
1,034,454	*	Clean Energy Fuels Corp	2,638
25,465,646		CNOOC Ltd	30,440
1,516,355		Coal India Ltd	6,834
802,776	*	Cobalt International Energy, Inc	428
2,583,833	*	Concho Resources, Inc	331,609
1,538,286		ConocoPhillips	76,714
543,635	*	Consol Energy, Inc	9,122
120,004	*	Contango Oil & Gas Co	878
2,527,157	*,e,n	Continental Resources, Inc	114,783
2,511	e	Core Laboratories NV	290
334,528		Cosan SA Industria e Comercio	4,152
232,000		Cosmo Energy Holdings Co Ltd	3,999
346,402	e	Crescent Point Energy Corp	3,743
115,155	*	Crew Energy, Inc	429
29,455	e	CVR Energy, Inc	591
2,901,685	*	Dana Gas PJSC	332
65,529	*	Dawson Geophysical Co	364
3,301		Delek Group Ltd	792
1,375,619		Delek US Holdings, Inc	33,386
901,815	*,e	Denbury Resources, Inc	2,327
360,621	*,e	Denison Mines Corp	222
638,486		Devon Energy Corp	26,638
512,330		DHT Holdings, Inc	2,290
64

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
231,345	*,e	Diamond Offshore Drilling, Inc	$3,866
1,273,504	*	Diamondback Energy, Inc	132,081
502,384	*,e	DNO International ASA	424
50,569	*,e	Dorian LPG Ltd	532
100,492	*,e	Dril-Quip, Inc	5,482
3,892	*,e	Earthstone Energy, Inc	50
394,307	*	Eclipse Resources Corp	1,002
11,484,108	*	Ecopetrol S.A.	5,393
441,800		Empresas COPEC S.A.	4,802
193,300		Enagas	5,015
269,793	e	Enbridge Income Fund	6,725
2,810,485		Enbridge, Inc	117,737
217,233		Enbridge, Inc	9,089
1,714,194		EnCana Corp	20,083
128,707		Enerflex Ltd	1,837
502,072	*	Energen Corp	27,333
1,334,014		Energy Absolute PCL (Foreign)	1,077
1,168,600		Energy Earth PCL	152
1,053,134	*,e	Energy Resources of Australia Ltd	579
842,076		Enerplus Resources Fund	6,782
2,835,040		ENI S.p.A.	46,419
2,134,816	*	Enquest plc (London)	1,130
744,943		Ensco plc	6,667
279,945		Ensign Energy Services, Inc	1,678
311,606		Enterprise Products Partners LP	8,603
5,151,182		EOG Resources, Inc	502,498
621,805	*,e	EP Energy Corp	2,954
282,000		EQT Corp	17,230
50,174	*	Era Group, Inc	665
42,763	*,e	Erin Energy Corp	103
2,233	*	Esso SA Francaise	99
8,700,500	*	Esso Thailand PCL (Foreign)	2,785
30,170	*	Etablissements Maurel et Prom	107
98,964		Euronav NV	790
45,810		Evolution Petroleum Corp	366
23,863		Exmar NV	184
137,008	*	Exterran Corp	4,309
80,703	*,e	Extraction Oil & Gas, Inc	1,497
242,885	e	Exxaro Resources Ltd	2,133
10,290,084	d	Exxon Mobil Corp	843,890
1,311,897	*,e	Ezion Holdings Ltd	333
240,490	*,e	Fairmount Santrol Holdings, Inc	1,763
250,020	*	Faroe Petroleum plc	313
4,600,825		Formosa Petrochemical Corp	16,071
116,398	*	Forum Energy Technologies, Inc	2,409
133,540		Frank’s International NV	1,412
72,974	e	Freehold Royalty Trust	740
132,723	e	Frontline Ltd	895
59,398		Frontline Ltd (Sigmax MTF)	398
59,294	*	Fugro NV	924
468,355		Galp Energia SGPS S.A.	7,104
216,466	e	GasLog Ltd	3,323
65

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
8,561,636		Gazprom OAO (ADR)	$38,329
75,667		Gazpromneft OAO (ADR)	1,360
60,733		Gaztransport Et Technigaz S.A.	2,282
77,897	*,e	Gener8 Maritime, Inc	442
7,225,000	*	Genesis Energy Holdings Ltd	175
25,045	*	Geospace Technologies Corp	406
110,077	e	Gibson Energy, Inc	1,581
248,968	e	Golar LNG Ltd	6,954
160,000	*,e	Gran Tierra Energy, Inc	422
126,704		Great Eastern Shipping Co Ltd	814
158,899		Green Plains Renewable Energy, Inc	3,933
325,186	*	Grupa Lotos S.A.	4,484
120,191		GS Holdings Corp	6,355
131,044		Gujarat Mineral Development Corp Ltd	247
40,995		Gulf International Services OSC	318
313,029	*	Gulfport Energy Corp	5,381
2,220,243		Halliburton Co	109,258
313		Hankook Shell Oil Co Ltd	111
350,088	*	Helix Energy Solutions Group, Inc	2,720
117,773	*	Hellenic Petroleum S.A.	646
240,884	e	Helmerich & Payne, Inc	16,036
506,507		Hess Corp	24,419
601,000	e	Hilong Holding Ltd	132
983,193		Hindustan Petroleum Corp Ltd	7,960
35,951	e	Hoegh LNG Holdings Ltd	369
289,635		HollyFrontier Corp	8,208
1,545,000	*	Honghua Group Ltd	161
107,898		Hunting plc	767
606,168	*,e	Hurricane Energy plc	431
362,826	*	Husky Energy, Inc	4,095
160,994		Idemitsu Kosan Co Ltd	5,604
427,743		Imperial Oil Ltd	13,033
305,018	*	Independence Contract Drilling, Inc	1,681
869,100		Inner Mongolia Yitai Coal Co	966
988,548		Inpex Holdings, Inc	9,748
832,852		Inter Pipeline Ltd	17,554
81,330	*	International Seaways, Inc	1,555
19,289,107		IRPC PCL (Foreign)	2,891
1,657	*,e	Isramco, Inc	194
256,794	*	Ithaca Energy, Inc	373
81,553		Itochu Enex Co Ltd	675
861,923	*,e	Jagged Peak Energy, Inc	11,239
5,100	e	Japan Drilling Co Ltd	108
68,700	e	Japan Petroleum Exploration Co	1,577
10,853	*	Jerusalem Oil Exploration	552
1,087,227		John Wood Group plc	10,386
102,412	*,e	Jones Energy, Inc (Class A)	261
3,101,748		JX Holdings, Inc	15,272
163,355	*,e	Karoon Gas Australia Ltd	205
53,060	*	Keane Group, Inc	759
122,563	*	Kelt Exploration Ltd	616
357,109		Keyera Corp	10,475
7,136,532		Kinder Morgan, Inc	155,148
66

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
84,398		Koninklijke Vopak NV	$3,676
174,022	*,e	Kosmos Energy LLC	1,159
338,853	*	Laredo Petroleum Holdings, Inc	4,947
364,614	*,e	Liquefied Natural Gas Ltd	181
10,289		Lubelski Wegiel Bogdanka S.A.	198
761,734		LUKOIL PJSC (ADR)	40,380
190,095	*	Lundin Petroleum AB	3,858
302,300	*	Malaysia Marine and Heavy Engineering Sdn BHD	66
18,897	*	Mammoth Energy Services, Inc	406
1,688,959		Marathon Oil Corp	26,686
814,535		Marathon Petroleum Corp	41,167
3,248,530	*,e	Matador Resources Co	77,283
100,234	*	Matrix Service Co	1,654
2,036,679	*,e	McDermott International, Inc	13,748
6,000,875	*,e	MEG Energy Corp	30,414
848,000	*,e	MIE Holdings Corp	80
121,000	e	Modec, Inc	2,581
109,611		MOL Hungarian Oil and Gas plc	7,505
219,629		Motor Oil Hellas Corinth Refineries S.A.	3,747
207,500		Mullen Group Ltd	2,637
198,140	e	Murphy Oil Corp	5,665
1,542,184		Nabors Industries Ltd	20,156
61,309	*	Naphtha Israel Petroleum Corp Ltd	432
914,491		National Oilwell Varco, Inc	36,662
31,730	*	Natural Gas Services Group, Inc	827
482,874	e	Navios Maritime Acq Corp	831
567,878		Neste Oil Oyj	22,206
121,494		New Zealand Refining Co Ltd	203
692,014	*	Newfield Exploration Co	25,542
16,908,000	e	Newocean Energy Holdings Ltd	4,830
292,055	*	Newpark Resources, Inc	2,366
65,100	e	Nippon Gas Co Ltd	1,902
552,469	e	Noble Corp plc	3,420
520,398		Noble Energy, Inc	17,870
195,125	e	Nordic American Tanker Shipping	1,596
129,618	e	Northern Blizzard Resources, Inc	319
104,276	*,e	Northern Oil And Gas, Inc	271
67,506	e	Nostrum Oil & Gas plc	410
150,916		NovaTek OAO (GDR)	18,819
133,818	*	NuVista Energy Ltd	619
539,814	*	Oasis Petroleum, Inc	7,698
3,242,775		Occidental Petroleum Corp	205,462
39,959	e	Ocean Yield ASA	284
606,741		Oceaneering International, Inc	16,431
2,390,087		Oil Refineries Ltd	946
1,110,401	e	Oil Search Ltd	6,122
101,682	*	Oil States International, Inc	3,371
432,740		OMV AG.	17,054
352,837		Oneok, Inc	19,561
640,713	*	Ophir Energy plc	693
1,616,946		Origin Energy Ltd	8,698
318,333		Overseas Shipholding Group, Inc	1,229
67

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
185,767	*	Pacific Ethanol, Inc	$1,272
73,959	*,e	Painted Pony Petroleum Ltd	299
29,201		Panhandle Oil and Gas, Inc (Class A)	561
161,457	*,e	Pantheon Resources plc	161
105,911	*,e	Par Pacific Holdings, Inc	1,746
204,517	*	Paramount Resources Ltd (Class A)	2,611
679,232	*	Parex Resources, Inc	8,657
650,694	*	Parker Drilling Co	1,139
211,376		Parkland Fuel Corp	4,705
5,692,737	*	Parsley Energy, Inc	185,071
67,607		Pason Systems, Inc	977
611,534		Patterson-UTI Energy, Inc	14,842
5,528		Paz Oil Co Ltd	915
148,687	e	PBF Energy, Inc	3,296
127,179	*	PDC Energy, Inc	7,930
56	*,b,e	Peabody Energy Corp	0	^
515,421		Pembina Pipeline Income Fund	16,333
1,319,822	*,e	Pengrowth Energy Trust	1,320
903,270	*	Penn West Energy Trust	1,542
248,913		Petrofac Ltd	2,875
5,243,105	*	Petroleo Brasileiro S.A.	25,373
7,801,219	*	Petroleo Brasileiro S.A. (Preference)	36,108
271,600	*	Petroleum Geo-Services ASA	721
440,459		Petronas Dagangan BHD	2,388
427,748	e	Peyto Exploration & Development Corp	8,797
30,503	*	PHI, Inc	365
565,626		Phillips 66	44,809
148,982	*	Pioneer Energy Services Corp	596
486,690		Pioneer Natural Resources Co	90,636
3,212,005		Plains All American Pipeline LP	101,531
940,090		Plains GP Holdings LP	29,387
4,025,708		Polish Oil & Gas Co	6,007
420,577		Polski Koncern Naftowy Orlen S.A.	10,608
100,100	*,m	Poseidon Concepts Corp	1
111,622	e	PrairieSky Royalty Ltd	2,355
522,778	*	Precision Drilling Trust	2,473
3,034,095	*,e	Premier Oil plc	2,399
1,212,700		PT Indo Tambangraya Megah	1,838
18,113,600	*,m	PT Sugih Energy Tbk	155
567,080		PT Tambang Batubara Bukit Asam Tbk	562
2,064,906		PT United Tractors Tbk	4,110
1,598,621		PTT Exploration & Production PCL (Foreign)	4,327
1,806,595		PTT PCL (Foreign)	20,346
592,534		Qatar Gas Transport Co Ltd	3,461
439,900		QGEP Participacoes S.A.	864
518,087	*	Questar Market Resources, Inc	6,585
279,986	*	Raging River Exploration, Inc	1,964
543,486		Range Resources Corp	15,815
2,826,851		Reliance Industries Ltd	57,507
227,551	*,e	Renewable Energy Group, Inc	2,378
1,930,453		Repsol YPF S.A.	29,908
11,197	*	Rex American Resources Corp	1,013
448,856	*	Rice Energy, Inc	10,638
68

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
23,365	*	RigNet, Inc	$501
81,918	*	Ring Energy, Inc	886
1,532,680		Rosneft Oil Co (GDR)	8,731
476,833	*	Rowan Cos plc	7,429
5,477,539		Royal Dutch Shell plc (A Shares)	144,378
4,605,170		Royal Dutch Shell plc (B Shares)	126,593
365,629	e	RPC, Inc	6,695
4,367,703	*	RSP Permian, Inc	180,954
6,638,739	*	Saipem S.p.A.	3,015
43,500		San-Ai Oil Co Ltd	369
752,148	*,e	Sanchez Energy Corp	7,175
1,371,543	*	Santos Ltd	3,980
4,764,376		Sapurakencana Petroleum BHD	1,960
2,532,083		Saras S.p.A.	4,835
639,525		Sasol Ltd	18,747
140,438		SBM Offshore NV	2,302
4,603,831		Schlumberger Ltd	359,559
8,651	e	Schoeller-Bleckmann Oilfield Equipment AG.	603
782,835		Scorpio Tankers, Inc	3,476
31,672	*	SEACOR Holdings, Inc	2,191
731,709	*,e	Seadrill Ltd	1,207
275,031	*,e	Seadrill Ltd (Oslo Exchange)	436
124,290	e	Secure Energy Services, Inc	916
235,887		SemGroup Corp	8,492
50	*,m	Serval Integrated Energy Services	0
506,315	*	Seven Generations Energy Ltd	9,252
234,800	*	Shandong Molong Petroleum Machinery Co Ltd	64
387,592		Shanxi Guoxin Energy Corp Ltd	425
54,079		ShawCor Ltd	1,583
260,800		Shinko Plantech Co Ltd	1,992
117,981	e	Ship Finance International Ltd	1,734
298,065		Showa Shell Sekiyu KK	3,025
1,094,000		Siamgas & Petrochemicals PCL	417
1,791,100		Siamgas & Petrochemicals PCL (Foreign)	683
4,700		Sinanen Co Ltd	89
708,000		Sinopec Kantons Holdings Ltd	385
218,409		SK Energy Co Ltd	32,544
18,712		SK Gas Co Ltd	2,024
222,729		SM Energy Co	5,350
30,843	*,e	Smart Sand, Inc	501
2,890,801		Snam Rete Gas S.p.A.	12,494
158,767		Soco International plc	270
65,999		S-Oil Corp	5,934
429,689	*,e	Sound Energy plc	423
603,452	*	Southwestern Energy Co	4,930
386,204	*	Spartan Energy Corp	772
366,911	*,e	SRC Energy, Inc	3,097
4,369,002		Statoil ASA	75,097
490,025		Stobart Group Ltd	1,273
769,179	*	Subsea 7 S.A.	11,937
2,574,782		Suncor Energy, Inc	79,053
509,973	*	Superior Energy Services	7,272
69

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
678,265	e	Surge Energy, Inc	$1,326
1,629,288		Surgutneftegaz (ADR)	8,360
354,200		Surgutneftegaz (ADR) (London)	1,810
1,192,589		Targa Resources Investments, Inc	71,436
415,562		Tatneft PAO (ADR)	15,301
35,586	*	TechnipFMC plc	1,157
4,254	*	TechnipFMC plc	139
138,926		Tecnicas Reunidas S.A.	5,485
95,808	e	Teekay Corp	877
853,164		Teekay Tankers Ltd (Class A)	1,749
402,708		Tenaris S.A.	6,964
86,339	*	Tesco Corp	695
342,447		Tesoro Corp	27,759
25,639		Tethys Oil AB	182
554,806	*	Tetra Technologies, Inc	2,258
90,960		TGS Nopec Geophysical Co ASA	1,932
1,363,155		Thai Oil PCL (Foreign)	2,995
75,196		TMK OAO (GDR)	399
864,848	m	TonenGeneral Sekiyu KK	10,873
130,123	e	TORC Oil & Gas Ltd	668
66,217	e	TORM plc	674
22,102	e	Total Energy Services, Inc	221
2,973,075		Total S.A.	150,329
120,711	*	Tourmaline Oil Corp	2,691
289,000	e	Toyo Kanetsu K K	767
1,445,706	e	TransCanada Corp	66,717
1,124	*	Transocean Ltd	14
2,175,659	*,e	Transocean Ltd (NYSE)	27,087
120,103	*,e	Trican Well Service Ltd	366
54,834	*,e	Trilogy Energy Corp	201
444,341	*	Trinidad Drilling Ltd	768
916,327	*,e	Tullow Oil plc	2,703
195,251		Tupras Turkiye Petrol Rafine	4,851
445,694		Ultrapar Participacoes S.A.	10,196
516,700	*	UMW Oil & Gas Corp BHD	72
374,641	*	Unit Corp	9,051
278,992		US Silica Holdings Inc	13,389
1,083,896		Valero Energy Corp	71,851
242,157	*,e	Vallourec SA	1,605
89,821		Verbio AG.	1,016
867,521	e	Veresen, Inc	9,589
53,546	e	Vermilion Energy, Inc	2,008
32,353		VTTI Energy Partners LP	615
77,387	*,e	W&T Offshore, Inc	214
5,079,255	*,e	Weatherford International Ltd	33,777
217,467		Western Refining, Inc	7,627
86,222	*	Westmoreland Coal Co	1,252
285,293	e	Whitecap Resources, Inc	2,220
1,327,968	*	Whitehaven Coal Ltd	3,029
773,804	*,e	Whiting Petroleum Corp	7,320
32,904	*	WildHorse Resource Development Corp	409
261,891	*	Willbros Group, Inc	718
4,974,615		Williams Cos, Inc	147,199
70

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,150,000	*	Wison Engineering Services Co Ltd	$224
1,262,548		Woodside Petroleum Ltd	30,930
263,460		World Fuel Services Corp	9,550
188,543	*,e	WorleyParsons Ltd	1,585
2,911,329	*	WPX Energy, Inc	38,983
4,860,000	*,e	Yanchang Petroleum International Ltd	116
3,691,066	e	Yanzhou Coal Mining Co Ltd	2,871
324,300		Yinson Holdings BHD	242
300,410	e	YPF S.A. (ADR) (Class D)	7,294
424,917		Z Energy Ltd	2,072
		TOTAL ENERGY	7,777,370

FOOD & STAPLES RETAILING - 1.4%
1,196,300		7-Eleven Malaysia Holdings BHD	433
497,744		Aeon Co Ltd	7,288
19,600		Ain Pharmaciez Inc	1,323
1,811		Al Meera Consumer Goods Co	84
579,467		Alimentation Couche Tard, Inc	26,179
1,755,255		Almacenes Exito S.A.	9,353
63,164		Andersons, Inc	2,394
41,879		Arcs Co Ltd	1,002
228,999		Axfood AB	3,439
21,900		Axial Retailing, Inc	836
22,000		Belc Co Ltd	857
64,593		BGF retail Co Ltd	6,067
801,028	e	Bid Corp Ltd	15,451
270,207		BIM Birlesik Magazalar AS	4,155
2,885,926		Booker Group plc	7,065
613,856		Carrefour S.A.	14,463
96,613	e	Casey’s General Stores, Inc	10,845
138,128		Casino Guichard Perrachon S.A.	7,718
40,100		Cawachi Ltd	1,087
5,416,151		Centros Comerciales Sudamericanos S.A.	16,644
35,694	*,e	Chefs’ Warehouse Holdings, Inc	496
717,017		Cia Brasileira de Distribuicao Grupo Pao de Acucar	13,765
5,424		CJ Freshway Corp	160
202,049		Clicks Group Ltd	1,925
35,160		Cocokara Fine Holdings, Inc	1,530
26,968		Colruyt S.A.	1,324
499,444	e	Conviviality plc	1,705
6,112,000		Cosco Capital, Inc	1,033
12,400		Cosmos Pharmaceutical Corp	2,428
5,475,129		CP Seven Eleven PCL (Foreign)	9,398
87,900		Create SD Holdings Co Ltd	2,099
2,255,133		CVS Health Corp	177,028
6,600		Daikokutenbussaan Co Ltd	299
190,973	e	Distribuidora Internacional de Alimentacion S.A.	1,104
30,729		Dongsuh Co, Inc	816
32,988		E-Mart Co Ltd	6,062
248,473		Empire Co Ltd	3,797
182,656		Eurocash S.A.	1,469
88,991		FamilyMart Co Ltd	5,310
71

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
53,698		George Weston Ltd	$4,685
258,294		Greggs plc	3,374
91,000		Growell Holdings Co Ltd	2,549
291,600	e	Grupo Comercial Chedraui S.a. DE C.V.	628
29,521		GS Retail Co Ltd	1,391
6,100		Halows Co Ltd	123
54,400		Heiwado Co Ltd	1,323
36,010		Hyundai Greenfood Co Ltd	504
278,080	e	ICA Gruppen AB	9,485
27,291		Ingles Markets, Inc (Class A)	1,178
9,200		Itochu-Shokuhin Co Ltd	379
2,337,122	e	J Sainsbury plc	7,741
171,734		Jean Coutu Group PJC, Inc	2,703
362,204		Jeronimo Martins SGPS S.A.	6,472
12,600	e	Kansai Super Market Ltd	175
17,300		Kato Sangyo Co Ltd	446
50,355	e	Kesko Oyj (B Shares)	2,401
23,800	e	Kobe Bussan Co Ltd	922
3,322,569		Koninklijke Ahold Delhaize NV	71,003
2,986,927		Kroger Co	88,084
18,200		Kusuri no Aoki Holdings Co Ltd	812
422,100	*,e	La Comer SAB de C.V.	343
236,414		Lawson, Inc	16,075
328,000	*,e	Lianhua Supermarket Holdings Co Ltd	160
11,900		Life Corp	349
292,795		Loblaw Cos Ltd	15,888
644,000	*	Madison Wine Holdings Ltd	166
453,261		Magnit OAO (GDR)	17,273
50,208	e	Majestic Wine plc	203
484,000	*,e	Major Holdings Ltd	80
25,797		MARR S.p.A.	558
102,141	e	Massmart Holdings Ltd	1,037
103,300		Matsumotokiyoshi Holdings Co Ltd	4,921
3,004,237	*	Metcash Ltd	5,666
191,330		Metro AG.	6,113
509,351		Metro, Inc	15,646
18,761	*	Migros Ticaret AS	114
49,900		Ministop Co Ltd	938
19,747	*,e	Natural Grocers by Vitamin C	205
11,400	e	Nihon Chouzai Co Ltd	388
162,652	e	North West Co Fund	3,878
58,000		Okuwa Co Ltd	591
2,000		Olam International Ltd	3
114,872	*	Performance Food Group Co	2,734
392,471		Pick’n Pay Stores Ltd	1,946
654,822		President Chain Store Corp	5,394
39,411		Pricesmart, Inc	3,634
981,400		PT Matahari Putra Prima Tbk	81
22,000,000	*	PT Modern Internasional Tbk	114
11,300		Qol Co Ltd	167
241,402		Raia Drogasil S.A.	4,524
71,960		Rallye S.A.	1,457
18,373		Rami Levi Chain Stores Hashikma Marketing 2006 Ltd	781
72

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,435,755	*	Rite Aid Corp	$6,102
515,620		Robinsons Retail Holdings, Inc	791
41,179		Ryoshoku Ltd	1,279
13,700		San-A Co Ltd	624
801,673		Seven & I Holdings Co Ltd	31,493
419,500	e	Sheng Siong Group Ltd	283
739,340	e	Shoprite Holdings Ltd	10,693
405,222		Shufersal Ltd	1,964
46,364	*,e	Smart & Final Stores, Inc	561
19,500		Sogo Medical Co Ltd	734
624,043		Sonae SPGS S.A.	629
208,393		Spar Group Ltd	2,704
215,047		Spartan Stores, Inc	7,524
146,397	*,e	Sprouts Farmers Market, Inc	3,385
29,500		Sugi Pharmacy Co Ltd	1,356
2,596,028		Sun Art Retail Group Ltd	2,434
75,812		Sundrug Co Ltd	2,551
929,255	*	Supervalu, Inc	3,587
967,214		Sysco Corp	50,218
293,000		Taiwan TEA Corp	161
36,658,523	*	Tesco plc	85,318
28,200		Tsuruha Holdings, Inc	2,616
247,953	*	United Natural Foods, Inc	10,719
150,100	e	United Super Markets Holdings, Inc	1,376
1,751,511	*	US Foods Holding Corp	49,007
69,100		Valor Co Ltd	1,635
13,714		Village Super Market (Class A)	363
3,368,751		Walgreens Boots Alliance, Inc	279,775
8,143,750		Wal-Mart de Mexico SAB de C.V.	18,774
4,821,884		Wal-Mart Stores, Inc	347,562
25,612	e	Weis Markets, Inc	1,528
1,059,146		Wesfarmers Ltd	36,464
467,954	e	Whole Foods Market, Inc	13,908
3,014,295		WM Morrison Supermarkets plc	9,071
924,984		Woolworths Ltd	18,727
155,528	*	X 5 Retail Group NV (GDR)	5,234
7,100	e	Yakuodo Co Ltd	178
35,700		Yaoko Co Ltd	1,363
33,000	e	Yokohama Reito Co Ltd	328
		TOTAL FOOD & STAPLES RETAILING	1,699,255

FOOD, BEVERAGE & TOBACCO - 5.2%
1,115,895	*,e	a2 Milk Co Ltd	2,339
22,942		AarhusKarlshamn AB	1,510
419,618	*	Adecoagro S.A.	4,809
229,580		AdvancePierre Foods Holdings, Inc	7,156
15,864	e	AGT Food & Ingredients, Inc	372
252,930		Agthia Group PJSC	443
397,885		Ajinomoto Co, Inc	7,873
7,386		Alico, Inc	195
17,453	*	Alliance One International, Inc	224
4,809,422		Altria Group, Inc	343,489
73

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
7,067,174		AMBEV S.A.	$41,176
58,065	*,e	Amplify Snack Brands, Inc	488
183,146		Anadolu Efes Biracilik Ve Malt Sanayii AS	999
502,655		Anheuser-Busch InBev S.A.	55,079
97,000		Anhui Gujing Distillery Co Ltd	382
1,236,622		Archer Daniels Midland Co	56,934
14,000		Ariake Japan Co Ltd	883
26,273		Aryzta AG.	844
468,640		Asahi Breweries Ltd	17,745
1,391,061		Associated British Foods plc	45,440
136,963		Astral Foods Ltd	1,602
8,278		Atria Group plc	92
229,995		Austevoll Seafood ASA	1,688
287,167	*,e	Australian Agricultural Co Ltd	364
697,743		AVI Ltd	5,149
129,307	e	B&G Foods, Inc (Class A)	5,205
126,671		Bakkafrost P	3,918
222,599		Balrampur Chini Mills Ltd	498
2,155		Barry Callebaut AG.	2,818
5,613,300	*	Becle SAB de C.V.	9,915
360,228	e	Bega Cheese Ltd	1,742
1,085		Bell AG.	449
58,494	e	Bellamy’s Australia Ltd	188
17,010	*,e	Belvedere S.A.	287
18,631		Binggrae Co Ltd	1,141
157,299	*,e	Biostime Internatonal Holdings Ltd	524
248,929	*,e	Blue Buffalo Pet Products, Inc	5,725
16,225		Bonduelle S.C.A.	511
32,563	*,e	Boston Beer Co, Inc (Class A)	4,710
661,986		BRF S.A.	8,164
397,304		British American Tobacco Malaysia BHD	4,092
4,639,099		British American Tobacco plc	307,786
4,152,131		Britvic plc	33,695
97,433		Brown-Forman Corp	4,586
191,477		Brown-Forman Corp (Class B)	8,842
260,500		Bumitama Agri Ltd	147
733,431		Bunge Ltd	58,132
317,425		C&C Group plc	1,231
45,458	e	Calavo Growers, Inc	2,755
66,674	e	Calbee, Inc	2,277
61,031	e	Cal-Maine Foods, Inc	2,246
494,649		Campbell Soup Co	28,314
24,372	*	Carlsberg AS (Class B)	2,251
179,600		Carlsberg Brewery-Malay BHD	609
13,744		CCL Products India Ltd	73
373,400		Century Pacific Food, Inc	126
844,000		Charoen Pokphand Enterprise	1,508
15,271,772		Charoen Pokphand Foods PCL	12,333
6,988,000	*	China Agri-Industries Holdings Ltd	3,516
4,375,889	e,m	China Huishan Dairy Holdings Co Ltd	118
489,500	*	China Huiyuan Juice Group Ltd	153
3,656,946		China Mengniu Dairy Co Ltd	7,583
1,313,000	e	China Modern Dairy Holdings	297
74

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,833,164	*	China Resources Beer Holdings Company Ltd	$4,173
2,789,000	*,e,g	China Shengmu Organic Milk Ltd	703
1,226,000	*,e	China Yurun Food Group Ltd	186
129,095		Cia Cervecerias Unidas S.A.	1,627
8,633		CJ CheilJedang Corp	2,725
40,522		Clearwater Seafoods, Inc	319
172,374		Cloetta AB	681
230,040		Clover Industries Ltd	309
1,339,868		Coca-Cola Amatil Ltd	11,077
9,262	e	Coca-Cola Bottling Co Consolidated	1,908
12,000	m	Coca-Cola Central Japan Co Ltd	290
7,580,333		Coca-Cola Co	321,709
213,407		Coca-Cola European Partners plc	7,971
148,589		Coca-Cola European Partners plc (Class A)	5,600
708,727		Coca-Cola Femsa S.A. de C.V.	5,091
316,062		Coca-Cola HBC AG.	8,159
87,115		Coca-Cola Icecek AS	854
35,200	e	Coca-Cola West Japan Co Ltd	1,137
2,330,000		Cofco International Ltd	951
4,511,105		ConAgra Foods, Inc	181,978
393,661		Constellation Brands, Inc (Class A)	63,801
10,299		Corby Spirit and Wine Ltd	171
320,660		Costa Group Holdings Ltd	1,066
1,494,943		Costco Wholesale Corp	250,687
107,207		Cott Corp (Toronto)	1,327
24,144	*	Craft Brewers Alliance, Inc	322
34,959	m	Crown Confectionery Co Ltd	1,042
262		Dae Han Flour Mills Co Ltd	41
89,006		Daesang Corp	1,918
52,141		Daesang Holdings Co Ltd	473
109,480	e	Dairy Crest Group plc	759
771,713	*	Darling International, Inc	11,205
4,031,780		Davide Campari-Milano S.p.A.	46,767
180,665		Dean Foods Co	3,552
3,417,089		Diageo plc	97,849
955		Dongwon F&B Co Ltd	199
3,165		Dongwon Industries Co Ltd	962
684,438		Dr Pepper Snapple Group, Inc	67,020
6,400		Dydo Drinco, Inc	300
1,214,000	*,e,m	Dynasty Fine Wines Group Ltd	2
205,327		Easy Bio, Inc	1,110
53,528		Ebro Puleva S.A.	1,082
228,154		Embotelladora Andina S.A.	888
1,753,501		Embotelladoras Arca SAB de C.V.	12,185
1,899		Emmi AG.	1,293
35,000		Ezaki Glico Co Ltd	1,702
14,969	*	Farmer Bros Co	529
60,224		Farmsco	688
1,561,104		Felda Global Ventures Holdings BHD	737
949,787		Fevertree Drinks plc	17,908
430,400	e	First Resources Ltd	597
285,091		Flowers Foods, Inc	5,534
75

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,189,763		Fomento Economico Mexicano S.A. de C.V.	$19,420
343,276	e	Fonterra Shareholders’ Fund	1,458
205,730		Fresh Del Monte Produce, Inc	12,185
40,458	*,e	Freshpet, Inc	445
276,373		Fuji Oil Co Ltd	6,482
14,932		Fujicco Co Ltd	341
83,000		Fujiya Co Ltd	196
1,194,651		General Mills, Inc	70,496
283,914		Genting Plantations BHD	749
1,877,700		GFPT PCL (Foreign)	1,006
162,003		Glanbia plc	3,129
11,156		Godfrey Phillips India Ltd	195
11,810,934		Golden Agri-Resources Ltd	3,253
639,102		GrainCorp Ltd-A	4,440
1,154,272		Great Wall Enterprise Co	1,096
755,170		Greencore Group plc	2,323
46,469		Greenyard Foods	887
1,571,426		Groupe Danone	106,896
464,450		Gruma SAB de C.V.	6,537
2,787,716		Grupo Bimbo S.A. de C.V. (Series A)	6,937
144,495		Grupo Herdez SAB de C.V.	299
751,648	e	Grupo Lala SAB de C.V.	1,364
320,646	*	Hain Celestial Group, Inc	11,928
6,352		Haitai Confectionery & Foods Co Ltd	104
356,493		Harim & Co Ltd	1,655
78,030		Heineken Holding NV	6,198
842,813		Heineken NV	71,722
568,282		Hershey Co	62,085
44,804		High Liner Foods, Inc	608
7,090		Hite Holdings Co Ltd	73
64,800		Hokuto Corp	1,171
161,000	e,g	Honworld Group Ltd	97
271,992		Hormel Foods Corp	9,419
43,852		House Foods Corp	958
477,200		Ichitan Group PCL	143
275,220		Imperial Tobacco Group plc	13,338
271,878		Indofood Agri Resources Ltd	101
2,485,230		Indofood CBP Sukses Makmur Tbk	1,520
401,500	e	Industrias Bachoco SAB de C.V.	1,822
269,500		Ingredion, Inc	32,456
37,097	*,e	Inventure Foods, Inc	164
2,816,997		IOI Corp BHD	2,958
5,893,534		ITC Ltd	25,446
41,500		Ito En Ltd	1,517
199,000	*	Itoham Yonekyu Holdings, Inc	1,865
48,837		J&J Snack Foods Corp	6,620
147,018		J.M. Smucker Co	19,271
2,338,809		Japan Tobacco, Inc	76,122
868,300		Japfa Ltd	506
791,297		JBS S.A.	2,581
23,288		Jinro Ltd	424
44,863		John B. Sanfilippo & Son, Inc	3,283
24,200		J-Oil Mills, Inc	913
76

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
393,731		Juhayna Food Industries	$178
57,973		Kagome Co Ltd	1,510
9,500		Kameda Seika Co Ltd	417
74,343		Kaveri Seed Co Ltd	639
961,656		Kellogg Co	69,826
8,100		Kenko Mayonnaise Co Ltd	199
562,832		Kerry Group plc (Class A)	44,252
13,600		KEY Coffee, Inc	267
906,360		Khon Kaen Sugar Industry PCL	158
110,671		Kikkoman Corp	3,308
1,351,090		Kirin Brewery Co Ltd	25,558
58,920		Koninklijke Wessanen NV	795
16,200	e	Kotobuki Spirits Co Ltd	399
3,995,571		Kraft Heinz Co	362,838
92,955		KRBL Ltd	591
305,204		KT&G Corp	26,609
520,952		Kuala Lumpur Kepong BHD	2,904
1,644		KWS Saat AG.	510
36,316		La Doria S.p.A	378
708,149		Lamb Weston Holdings, Inc	29,785
45,312		Lancaster Colony Corp	5,838
55,183	*	Landec Corp	662
114,742		Leroy Seafood Group ASA	5,025
2,025,000	*,e	Leyou Technologies Holdings Ltd	404
575,432		Lien Hwa Industrial Corp	483
13,660	*,e	Lifeway Foods, Inc	147
26,156		Limoneira Co	547
1,860		Lindt & Spruengli AG.	10,539
26		Lindt & Spruengli AG. (Registered)	1,725
636		Lotte Chilsung Beverage Co Ltd	805
5,844		Lotte Confectionery Co Ltd	1,005
569		Lotte Samkang Co Ltd	318
101,560		M Dias Branco S.A.	4,146
35,953		Maeil Dairy Industry Co Ltd	1,517
77,500		Malee Group PCL	222
73,137		Maple Leaf Foods, Inc	1,775
218,700	*	Marfrig Global Foods S.A.	399
202,000		Marudai Food Co Ltd	886
123,700	e	Maruha Nichiro Corp	3,757
124,016		McCormick & Co, Inc	12,098
37,367		McLeod Russel India Ltd	96
222,720		Mead Johnson Nutrition Co	19,840
129,000		Megmilk Snow Brand Co Ltd	3,556
111,768		MEIJI Holdings Co Ltd	9,326
24,616	e	Mgp Ingredients, Inc	1,335
96,900	*	Minerva S.A.	302
73,200		Mitsui Sugar Co Ltd	1,781
1,866,496		Molson Coors Brewing Co (Class B)	178,642
7,391,907		Mondelez International, Inc	318,443
4,442,942	*	Monster Beverage Corp	205,131
69,060		Morinaga & Co Ltd	3,066
196,000		Morinaga Milk Industry Co Ltd	1,459
77

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
31,887		Muhak Co Ltd	$660
17,000		Nagatanien Co Ltd	221
162,000		Namchow Chemical Industrial Ltd	331
299		Namyang Dairy Products Co Ltd	227
70,852	e	National Beverage Corp	5,989
6,375	*,e	Naturex	560
38,131		Nestle India Ltd	3,924
3,356,649		Nestle S.A.	257,629
2,270,000	*	New Silkroad Culturaltainment Ltd	333
203,400		Nichirei Corp	5,045
7,900		Nippon Beet Sugar Manufacturing Co Ltd	168
64,500		Nippon Flour Mills Co Ltd	955
141,705		Nippon Meat Packers, Inc	3,807
434,866		Nippon Suisan Kaisha Ltd	2,172
360,000		Nisshin Oillio Group Ltd	2,053
172,907		Nisshin Seifun Group, Inc	2,585
49,073		Nissin Food Products Co Ltd	2,726
8,505		Nong Shim Co Ltd	2,275
1,512		Nong Shim Holdings Co Ltd	139
6,467		Nong Woo Bio Co Ltd	91
48,919		Norway Royal Salmon ASA	815
98,653		Oceana Group Ltd	765
124,978		Omega Protein Corp	2,506
204,417		Origin Enterprises plc	1,453
14,820		Orion Corp	8,887
12,094		Orior AG.	866
264,153		Orkla ASA	2,366
1,356		Ottogi Corp	922
1,898,682		PAN Fish ASA	28,963
3,877,540		PepsiCo, Inc	433,741
47,813		Pernod-Ricard S.A.	5,652
72,987	*,m	Pescanova S.A.	1
881		Philip Morris CR	472
3,547,385		Philip Morris International, Inc	400,500
170,321	e	Pilgrim’s Pride Corp	3,833
17,000		Pinar SUT Mamulleri Sanayii AS	73
2,971,738		Pinnacle Foods, Inc	171,974
141,362		Pioneer Foods Ltd	1,861
527,170	*	Post Holdings, Inc	46,138
498,691		PPB Group BHD	1,886
547,447	*	Premier Foods plc	302
70,009	e	Premium Brands Holdings Corp	4,483
784,000		Prima Meat Packers Ltd	3,471
45,928	*	Primo Water Corp	624
5,692,200	m	PT Austindo Nusantara Jaya	786
1,389,600		PT Bisi International	196
7,987,700	*	PT BW Plantation Tbk	203
6,925,118		PT Charoen Pokphand Indonesia Tbk	1,662
1,160,411		PT Gudang Garam Tbk	5,707
9,985,900		PT Hanjaya Mandala Sampoerna Tbk	2,924
4,718,991		PT Indofood Sukses Makmur Tbk	2,834
3,838,800		PT Japfa Comfeed Indonesia Tbk	445
1,411,300		PT Nippon Indosari Corpindo Tbk	163
78

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,563,200		PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	$282
8,323,600		PT Salim Ivomas Pratama Tbk	391
1,591,000		PT Sawit Sumbermas Sarana Tbk	198
905		Pulmuone Co Ltd	106
143,700		Q.P. Corp	4,085
813,419		QAF Ltd	811
826,250		QL Resources BHD	851
118,884	g	Refresco Gerber NV	1,807
222,785		Remy Cointreau S.A.	21,795
1,029,583		Reynolds American, Inc	64,884
12,000,000		RFM Corp	1,148
88,003	e	Rhodes Food Group Pty Ltd	156
15,800		Riken Vitamin Co Ltd	572
67,200		Rock Field Co Ltd	1,103
320,243	e	Rogers Sugar, Inc	1,505
30,300		Rokko Butter Co Ltd	660
130,311		Royal Unibrew A.S.	5,488
18,900	e	S Foods, Inc	550
2,260		Sajo Industries Co Ltd	136
22,555		Sakata Seed Corp	709
231,125		Salmar ASA	4,984
1,768		Samlip General Foods Co Ltd	348
15,630		Samyang Corp	1,359
10,819		Samyang Holdings Corp	1,195
82,475	e	Sanderson Farms, Inc	8,564
128,400		Sao Martinho S.A.	709
277,000		Sapporo Holdings Ltd	7,488
331,643		Saputo, Inc	11,444
33,697		Scandi Standard AB	205
93,896		Scandinavian Tobacco Group A.S.	1,641
57,735		Schouw & Co	5,291
574		Seaboard Corp	2,393
58,105	e	Select Harvests Ltd	261
12,481	*	Seneca Foods Corp	451
113,200	*	Shandong Zhonglu Oceanic Fisheries Co Ltd	85
227,100	*	Shanghai Dajiang Group	136
1,140,000		Shenguan Holdings Group Ltd	85
84,000		Showa Sangyo Co Ltd	444
43,700		SLC Agricola S.A.	249
158,376		Snyder’s-Lance, Inc	6,384
400,290		Standard Foods Corp	995
4,900		Starzen Co Ltd	197
230,372		Stock Spirits Group plc	540
33,476		Strauss Group Ltd	572
55,424		Suedzucker AG.	1,389
295,983		Suntory Beverage & Food Ltd	12,504
355,700		Super Coffeemix Manufacturing Ltd	332
433,472		Swedish Match AB	14,087
41,319	*,e	Synutra International, Inc	246
225,600		Takara Holdings, Inc	2,440
323,600		Taokaenoi Food & Marketing PCL	250
79

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
361,332		Tassal Group Ltd	$1,250
509,932		Tata Tea Ltd	1,182
946,863		Tate & Lyle plc	9,073
1,933,000	e	Tenwow International Holdings Ltd	415
1,394,609		Thai Union Group PCL	869
1,332,400		Thai Vegetable Oil PCL	1,299
1,222,600	*	Thaifoods Group PCL	237
1,318,000	e	Tibet 5100 Water Resources Holdings Ltd	545
1,645,400	*	Tiga Pilar Sejahtera Food Tbk	271
198,126		Tiger Brands Ltd	5,911
2,191,190	e	Tingyi Cayman Islands Holding Corp	2,752
89,744		Tongaat Hulett Ltd	821
34,780	e	Tootsie Roll Industries, Inc	1,299
72,446		Toyo Suisan Kaisha Ltd	2,703
789,701		Treasury Wine Estates Ltd	7,377
142,922	*,e	TreeHouse Foods, Inc	12,100
437,579	e	Tsingtao Brewery Co Ltd	2,017
168,000		Ttet Union Corp	505
11,172	*	Turning Point Brands, Inc	174
959,525		Tyson Foods, Inc (Class A)	59,212
181,345		Ulker Biskuvi Sanayi AS	922
53,782		Unilever plc (ADR)	2,654
5,586,977		Uni-President Enterprises Corp	10,474
67,600	*	United Spirits Ltd	2,265
47,475		Universal Corp	3,359
1,029,004		Universal Robina	3,353
187,882		Vector Group Ltd	3,908
495,321		Vina Concha y Toro S.A.	842
32,471		Viscofan S.A.	1,677
6,289,614	e	Want Want China Holdings Ltd	4,356
9,700		Warabeya Nichiyo Co Ltd	226
316,000	*	Wei Chuan Food Corp	190
7,605,818	g	WH Group Ltd	6,559
328,720	*	WhiteWave Foods Co (Class A)	18,458
4,168,408		Wilmar International Ltd	10,519
68,531		Yakult Honsha Co Ltd	3,814
170,416		Yamazaki Baking Co Ltd	3,509
814,000	e	Yashili International	155
289,000	*,e	Yihai International Holding Ltd	125
2,528,000	*,e	YuanShengTai Dairy Farm Ltd	166
11,000		Zydus Wellness Ltd	148
		TOTAL FOOD, BEVERAGE & TOBACCO	6,062,062

HEALTH CARE EQUIPMENT & SERVICES - 4.0%
21,570	*,e	AAC Holdings, Inc	184
43,092		Abaxis, Inc	2,090
8,134,745		Abbott Laboratories	361,264
131,910	*	Abiomed, Inc	16,515
233,373	*,e	Acadia Healthcare Co, Inc	10,175
155,435	*	Accuray, Inc	738
160,053		Aceto Corp	2,530
17,635	*	Addus HomeCare Corp	564
158,164		Advanced Medical Solutions Group plc	480
80

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
685,409		Aetna Inc	$87,424
527,484	*	AGFA-Gevaert NV	2,581
64,602	*	Air Methods Corp	2,778
405,420	e	Al Noor Hospitals Group plc	3,621
178,887	*	Alere, Inc	7,107
361,555		Alfresa Holdings Corp	6,285
4,002,659	*,e	Alibaba Health Information Technology Ltd	1,803
90,697	*	Align Technology, Inc	10,404
516,371	*	Allscripts Healthcare Solutions, Inc	6,548
21,554	*	Almost Family, Inc	1,048
24,140	e	Ambu A.S.	1,037
77,200	*	Amedisys, Inc	3,944
16,168	*,e	American Renal Associates Holdings, Inc	273
641,460		AmerisourceBergen Corp	56,769
116,645	*	AMN Healthcare Services, Inc	4,736
271,382		Amplifon S.p.A.	3,268
24,737		Analogic Corp	1,878
184,077	*	Angiodynamics, Inc	3,194
35,948	*	Anika Therapeutics, Inc	1,562
278,398		Ansell Ltd	5,119
892,748		Anthem, Inc	147,643
92,955		Apollo Hospitals Enterprise Ltd	1,668
13,000		As One Corp	564
43,200		Asahi Intecc Co Ltd	1,798
47,968	*,e	athenahealth, Inc	5,406
61,713	*,e	AtriCure, Inc	1,182
6,243		Atrion Corp	2,923
221,759		Attendo AB	2,184
1,963,494		Australian Pharmaceutical Industries Ltd	3,060
44,852	*,e	Avinger, Inc	85
54,851	*	AxoGen, Inc	573
1,041,550		Bangkok Chain Hospital PCL	394
4,122,445		Bangkok Dusit Medical Services PCL	2,543
156,444		Bard (C.R.), Inc	38,883
2,190,727		Baxter International, Inc	113,611
271,628		Becton Dickinson & Co	49,827
16,103	*,e,g	Biocartis NV	167
223,904	*,e	BioScrip, Inc	381
118,746	*	BioTelemetry, Inc	3,438
31,000		Bioteque Corp	114
77,900		BML, Inc	1,721
10,017		Boditech Med, Inc	179
7,485,891	*	Boston Scientific Corp	186,174
663,163	*	Brookdale Senior Living, Inc	8,906
413,165		Bumrungrad Hospital PCL (Foreign)	2,200
119,684		Cantel Medical Corp	9,587
71,760	g	Capio AB	397
53,991	*	Capital Senior Living Corp	759
638,079		Cardinal Health, Inc	52,035
127,940	*	Cardiovascular Systems, Inc	3,618
69,448		Carl Zeiss Meditec AG.	2,964
83,863	*,e	Castlight Health, Inc	306
81

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
153		Celesio AG.	$4
154,836	*	Cellumed Co Ltd	82
1,178,016	*,e	Centene Corp	83,945
902,811	*	Cerner Corp	53,130
198,972	*,e	Cerus Corp	885
30,523	*	CHA Bio & Diostech Co Ltd	362
45,247		Chemed Corp	8,266
1,559,500		China NT Pharma Group Co Ltd	347
367,000	e	China Pioneer Pharma Holdings Ltd	146
478,000	*,e	China Resources Phoenix Healthcare Holdings Co Ltd	588
4,080,500		Chularat Hospital PCL	297
2,087,166	n	Cigna Corp	305,749
80,629	*	Civitas Solutions, Inc	1,480
107,986		Cochlear Ltd	11,155
32,860		Coloplast AS	2,566
217,289	*	Community Health Systems, Inc	1,927
21,426		CompuGroup Medical AG.	954
22,567	e	Computer Programs & Systems, Inc	632
68,637	*,e	ConforMIS, Inc	358
54,961		Conmed Corp	2,441
135,278		Cooper Cos, Inc	27,041
900,000	e	Cordlife Group Ltd	672
129,077	*,e	Corindus Vascular Robotics, Inc	169
60,492	*	Corvel Corp	2,631
90,926	*	Cotiviti Holdings, Inc	3,785
165,050	*	Cross Country Healthcare, Inc	2,370
72,770		CryoLife, Inc	1,212
45,963	*	Cutera, Inc	951
45,994		CVS Group plc	658
225,800	*,e	CYBERDYNE, Inc	3,245
50,000	e	Daiken Medical Co Ltd	360
1,528,280	*	Danaher Corp	130,714
459,979	*	DaVita, Inc	31,265
323,842		Dentsply Sirona, Inc	20,221
190,280	*	DexCom, Inc	16,122
64,209		DiaSorin S.p.A.	4,336
9,155	*	DIO Corp	263
291,740	*,e	Diplomat Pharmacy, Inc	4,653
25,606		Draegerwerk AG.	2,631
2,441		Draegerwerk AG. & Co KGaA	190
877,512	*,n	Edwards Lifesciences Corp	82,548
12,000		Eiken Chemical Co Ltd	333
35,871		El.En. S.p.A	1,054
288,284	e	Elekta AB (B Shares)	2,816
51,233		EMIS Group plc	570
159,167	*,e	Endologix, Inc	1,152
92,664		Ensign Group, Inc	1,742
16,704	*,e	Entellus Medical, Inc	231
394,668	*	Envision Healthcare Corp	24,201
390,450		Essilor International S.A.	47,405
1,888,524	e	Estia Health Ltd	4,457
29,945	*,e	Evolent Health, Inc	668
23,920	*	Exactech, Inc	603
82

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,464,459	*	Express Scripts Holding Co	$162,432
374,815	e	Extendicare, Inc	2,844
460,619	*,e	Fagron NV	5,892
487,056		Fisher & Paykel Healthcare Corp	3,310
143,200		Fleury S.A.	1,935
1,044,505	*	Fortis Healthcare Ltd	2,907
202,494		Fresenius Medical Care AG.	17,075
502,782		Fresenius SE	40,402
15,500		Fukuda Denshi Co Ltd	887
3,605	*,e	Fulgent Genetics, Inc	39
3,605	*	Galenica AG.	3,801
195,015	*	Genesis Health Care, Inc	515
84,067	*	GenMark Diagnostics, Inc	1,078
91,676	e	Getinge AB (B Shares)	1,607
40,000		Ginko International Co Ltd	366
112,162	*,e	Glaukos Corp	5,754
137,954	*	Globus Medical, Inc	4,086
538,936	e	GN Store Nord	12,582
1,388,831	e	Golden Meditech Holdings Ltd	225
107,000		Green Hospital Supply, Inc	2,858
4,172	e	Guerbet	354
165,521	*	Haemonetics Corp	6,715
114,773	*	Halyard Health, Inc	4,372
970,000	e,g	Harmonicare Medical Holdings Ltd	510
688,300		Hartalega Holdings BHD	771
1,056,491	*	HCA Holdings, Inc	94,017
110,798	*	HealthEquity, Inc	4,703
1,625,622		Healthscope Ltd	2,818
342,733		Healthsouth Corp	14,672
50,911	*	HealthStream, Inc	1,234
149,757	*	Henry Schein, Inc	25,454
142,648		Hill-Rom Holdings, Inc	10,071
267,751	*	HMS Holdings Corp	5,443
37,100		Hogy Medical Co Ltd	2,337
1,136,646	*	Hologic, Inc	48,364
210,836		Hoya Corp	10,186
11,000	*	Humana AB	89
637,515		Humana, Inc	131,417
3,887		Huons Global Co Ltd	87
56,779	*	ICU Medical, Inc	8,670
217,915	*	Idexx Laboratories, Inc	33,692
3,930,842		IHH Healthcare BHD	5,329
106,800	*,e	iKang Healthcare Group, Inc (ADR)	1,559
267,080	*,e	ImpediMed Ltd	147
8,301		InBody Co Ltd	170
89,694	*	Inogen Inc	6,957
86,179	*,e	Inovalon Holdings, Inc	1,086
114,137	*	Insulet Corp	4,918
60,196	*	Integer Holding Corp	2,420
146,925	*,e	Integra LifeSciences Holdings Corp	6,190
5,901		Interojo Co Ltd	199
165,184	*	Intuitive Surgical, Inc	126,609
83

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
62,103		Invacare Corp	$739
70,512	*,e	InVivo Therapeutics Holdings Corp	286
83,936		Ion Beam Applications	4,590
10,778	*,e	iRadimed Corp	96
63,152	*,e	iRhythm Technologies, Inc	2,375
19,209	*,e	IRIDEX Corp	228
6,746		i-SENS Inc	178
37,400	e	Japan Lifeline Co Ltd	719
700,769	e	Japara Healthcare Ltd	1,076
195,000		Jeol Ltd	1,036
51,128	*	K2M Group Holdings, Inc	1,049
163,948		Kindred Healthcare, Inc	1,369
34,232		Korian-Medica	1,035
597,800		Kossan Rubber Industries	842
731,273		KPJ Healthcare BHD	669
415,140	*	Laboratory Corp of America Holdings	59,560
18,949		Landauer, Inc	924
95,634		LeMaitre Vascular, Inc	2,355
97,994	*	LHC Group, Inc	5,282
53,058	e	Lifco AB	1,409
1,683,890	e	Life Healthcare Group Holdings Pte Ltd	3,630
62,704	*	LifePoint Hospitals, Inc	4,107
1,652,000	*	Lifetech Scientific Corp	417
17,636	*,e	LivaNova plc	864
13,185		Lutronic Corp	156
218,435		M3, Inc	5,444
148,123	*	Magellan Health Services, Inc	10,228
37,800		Mani, Inc	891
185,927	*	Masimo Corp	17,340
28,558	*	Mazor Robotics Ltd	423
476,535	n	McKesson Corp	70,651
80,183	e	Medical Facilities Corp	1,111
6,243		Medicare Group	164
457,878		Mediceo Paltac Holdings Co Ltd	7,194
109,152	*	Medidata Solutions, Inc	6,297
6,003	*	Medipost Co Ltd	320
316,247	*	MEDNAX, Inc	21,941
3,292,578		Medtronic plc	265,250
29,200		Menicon Co Ltd	897
81,949		Meridian Bioscience, Inc	1,131
166,315	*	Merit Medical Systems, Inc	4,807
655,024		Metlifecare Ltd	2,814
97,500		Microlife Corp	229
351,000	*	Microport Scientific Corp	250
68,639		Miraca Holdings, Inc	3,152
356,000		Modern Dental Group Ltd	137
137,414	*,e	Molina Healthcare, Inc	6,266
18,336		Nagaileben Co Ltd	380
22,400		Nakanishi, Inc	873
722,144	*	Nanosonics Ltd	1,710
20,200	*,e	NantHealth, Inc	100
36,275	*	Narayana Hrudayalaya Ltd	175
22,529		National Healthcare Corp	1,606
84

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
21,358		National Research Corp	$421
193,651	*	Natus Medical, Inc	7,601
71,550	*	Neogen Corp	4,690
1,062,675		Network Healthcare Holdings Ltd	2,027
5,043		Neuca S.A.	482
47,483	*	Nevro Corp	4,449
230,200	e	Nichii Gakkan Co	1,749
85,100		Nihon Kohden Corp	1,910
60,867		Nikkiso Co Ltd	697
333,700		Nipro Corp	4,713
19,000		NMC Health plc	421
42,391	e,g	NNIT A.S.	1,139
107,794	*,e	Nobilis Health Corp	183
101,212	*,e	Novocure Ltd	820
213,645	*	NuVasive, Inc	15,955
126,461	*	NxStage Medical, Inc	3,393
3,854	*,e	Obalon Therapeutics, Inc	41
270,570		Odontoprev S.A.	977
1,079,482		Olympus Corp	41,664
70,776	*	Omnicell, Inc	2,877
440,271	*	OraSure Technologies, Inc	5,693
237,420		Oriola-KD Oyj (B Shares)	1,006
40,708	*	Orion Health Group Ltd	55
32,761		Orpea	3,144
123,917	*	Orthofix International NV	4,727
9,327	*	Osstem Implant Co Ltd	436
122,742		Owens & Minor, Inc	4,247
56,566	*	Oxford Immunotec Global plc	876
60,000		Paramount Bed Holdings Co Ltd	2,411
142,168	e	Patterson Cos, Inc	6,430
54,086	*,e	Penumbra, Inc	4,513
80,822	*	PharMerica Corp	1,891
32,523		Phonak Holding AG.	4,511
86,000	*	Pihsiang Machinery Manufacturing Co Ltd	172
318,407	*	Premier, Inc	10,135
1,156,291		Primary Health Care Ltd	3,153
54,231	*	Providence Service Corp	2,410
322,962		PT Siloam International Hospitals Tbk	339
2,134,000	*	PW Medtech Group Ltd	525
235,387		Qualicorp S.A.	1,553
117,398	*	Quality Systems, Inc	1,789
444,873		Quest Diagnostics, Inc	43,682
53,056	*	Quidel Corp	1,201
245,699	*	Quorum Health Corp	1,337
78,178	*	RadNet, Inc	461
684,587	e	Raffles Medical Group Ltd	692
229,959	e	Ramsay Health Care Ltd	12,276
54,487		RaySearch Laboratories AB	1,428
282,159	e	Regis Healthcare Ltd	963
8,077,000		Religare Health Trust	5,139
343,782		Resmed, Inc	24,742
26,233	e	Rhoen Klinikum AG.	716
85

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
211,000		Rion Co Ltd	$2,921
93,395	*,e	Rockwell Medical, Inc	585
184,227	*	RTI Biologics, Inc	737
704,884		Ryman Healthcare Ltd	4,154
31,736		Sartorius AG.	2,783
25,634		Sartorius Stedim Biotech	1,726
40,875	*,e	Second Sight Medical Products, Inc	49
480,000		Selcuk Ecza Deposu Ticaret ve Sanayi AS	441
208,406	*	Select Medical Holdings Corp	2,782
56,783	*,e	Senseonics Holdings, Inc	102
2,100,415		Shandong Weigao Group Medical Polymer Co Ltd	1,504
778,740	e	Shanghai Pharmaceuticals Holding Co Ltd	2,040
84,845	e	Sienna Senior Living, Inc	1,105
2,519,278		Sigma Pharmaceuticals Ltd	2,481
1,253,471		Sinopharm Group Co	5,819
704,330		Smith & Nephew plc	10,724
1,514,724		Sonic Healthcare Ltd	25,590
85,646	*	Spectranetics Corp	2,494
480,046	g	Spire Healthcare Group plc	1,948
38,000		St. Shine Optical Co Ltd	771
82,662	*,e	Staar Surgical Co	810
133,716		STERIS plc	9,288
9,523		STRATEC Biomedical AG.	571
28,420		Straumann Holding AG.	13,173
510,227		Stryker Corp	67,171
5,219		Suheung Capsule Co Ltd	172
484,554	e	Summerset Group Holdings Ltd	1,756
1,024,100		Supermax Corp BHD	461
37,903	*	Surgery Partners, Inc	739
41,812	*	SurModics, Inc	1,006
149,786		Suzuken Co Ltd	4,922
74,253		Sysmex Corp	4,518
8,131	*,e	Tabula Rasa HealthCare, Inc	110
7,385	*,e	Tactile Systems Technology, Inc	140
48,300	*,e	Teladoc, Inc	1,207
91,386		Teleflex, Inc	17,704
273,613	*,e	Tenet Healthcare Corp	4,846
197,312		Terumo Corp	6,859
132,558	*	Tivity Health, Inc	3,857
150,700	e	Toho Pharmaceutical Co Ltd	3,163
7,900		Tokai Corp (GIFU)	289
2,164,500		Top Glove Corp BHD	2,406
3,342,000	e	Town Health International Medical Group Ltd	533
143,499	*,e	TransEnterix, Inc	174
133,967	*	Triple-S Management Corp (Class B)	2,354
40,700	e	Tsuki Corp	241
796,502		United Drug plc	6,994
2,733,501		UnitedHealth Group, Inc	448,322
80,637		Universal American Corp	804
538,866		Universal Health Services, Inc (Class B)	67,062
2,539,000	e,g	Universal Medical Financial & Technical Advisory Services Co Ltd	2,304
56,395		US Physical Therapy, Inc	3,683
86

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
8,011		Utah Medical Products, Inc	$499
6,693		Value Added Technologies Co Lt	168
90,760	*	Varex Imaging Corp	3,050
133,061	*	Varian Medical Systems, Inc	12,126
124,960	*	VCA Antech, Inc	11,434
469,109	*	Veeva Systems, Inc	24,056
3,976,600		Vibhavadi Medical Center PCL (Foreign)	343
6,347		Vieworks Co Ltd	366
11,242	*,e	ViewRay, Inc	96
315,553	e	Virtus Health Ltd	1,394
91,000		VITAL KSK Holdings, Inc	845
48,295	*	Vocera Communications, Inc	1,199
365,029	*	WellCare Health Plans, Inc	51,181
16,200	g	Wenzhou Kangning Hospital Co Ltd	76
80,617		West Pharmaceutical Services, Inc	6,579
86,178	*	William Demant Holding A.S.	1,801
204,602	*	Wright Medical Group NV	6,367
9,483		Ypsomed Holding AG.	1,803
70,486	*	Zeltiq Aesthetics, Inc	3,920
463,284		Zimmer Holdings, Inc	56,572
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	4,687,851

HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
56,977		Able C&C Co Ltd	1,254
36,439		Amorepacific Corp	9,147
9,732		Amorepacific Corp (Preference)	1,453
301,166		Asaleo Care Ltd	405
902,669	*	Avon Products, Inc	3,972
60,374		Bajaj Corp Ltd	367
76,247		Beiersdorf AG.	7,215
7,508		Bioland Ltd	111
10,019	e	Blackmores Ltd	861
206,328	*,e	Central Garden & Pet Co	7,649
103,647	*	Central Garden and Pet Co (Class A)	3,599
33,000		Chlitina Holding Ltd	157
493,600		Church & Dwight Co, Inc	24,616
53,089	*	CKH Food & Health Ltd	71
377,555		Clorox Co	50,906
3,324,320		Colgate-Palmolive Co	243,307
19,891		Coreana Cosmetics Co Ltd	102
3,502		Cosmax BTI, Inc	100
5,547		Cosmax, Inc	674
12,110	*	COSON Co Ltd	130
627,108		Coty, Inc	11,369
842,591		Dabur India Ltd	3,599
52,100		Dr Ci:Labo Co Ltd	1,548
10,100		Earth Chemical Co Ltd	544
137,486	*	Edgewell Personal Care Co	10,056
194,424		EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	197
16,701	*,e	elf Beauty, Inc	481
326,414		Energizer Holdings, Inc	18,198
87

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,848,209		Estee Lauder Cos (Class A)	$156,710
47,900	*,e	Euglena Co Ltd	529
33,849		Eveready Industries India Ltd	137
147,700	e	Fancl Corp	2,130
10,488		Gillette India Ltd	681
190,941		Godrej Consumer Products Ltd	4,916
139,000	g	Golden Throat Holdings Group Co Ltd	51
83,000		Grape King Industrial Co	522
1,338,147		Hengan International Group Co Ltd	9,958
45,774		Henkel KGaA	5,090
298,921		Henkel KGaA (Preference)	38,314
140,177	*,e	Herbalife Ltd	8,150
1,128,406		Hindustan Lever Ltd	15,844
234,542	*	HRG Group, Inc	4,531
24,851		Inter Parfums S.A.	824
34,297		Inter Parfums, Inc	1,254
3,445		It’s Skin Co Ltd	130
63,325		Jyothy Laboratories Ltd	344
641,809		Kao Corp	35,246
238,350		Karex BHD	116
892,447		Kimberly-Clark Corp	117,473
1,625,016		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	3,526
45,300		Kobayashi Pharmaceutical Co Ltd	2,200
8,715		Kolmar BNH Co Ltd	133
11,171		Korea Kolmar Co Ltd	751
5,689		Korea Kolmar Holdings Co Ltd	149
25,000		Kose Corp	2,272
10,596		LG Household & Health Care Ltd	7,687
2,274		LG Household & Health Care Ltd (Preference)	1,037
32,796	*,e	Lifevantage Corp	176
485,000		Lion Corp	8,741
605,688		L’Oreal S.A.	116,497
41,179		Mandom Corp	1,938
433,201		Marico Ltd	1,967
101,471		Medifast, Inc	4,502
317,924	*	Microbio Co Ltd	231
9,400		Milbon Co Ltd	473
187,798		Natura Cosmeticos S.A.	1,740
14,081	e	Natural Health Trends Corp	407
26,293		Nature’s Sunshine Products, Inc	263
12,300		Noevir Holdings Co Ltd	510
318,762		Nu Skin Enterprises, Inc (Class A)	17,704
23,765		Nutraceutical International Corp	740
9,130	*	NUTRIBIOTECH Co Ltd	177
1,045,000		NVC Lighting Holdings Ltd	128
11,928		Oil-Dri Corp of America	445
94,972		Ontex Group NV	3,048
16,738	e	Orchids Paper Products Co	402
61,206	*	Oriflame Holding AG.	2,448
31,559		Pacific Corp	3,374
241,100		Pigeon Corp	7,736
201,200		Pola Orbis Holdings, Inc	4,861
6,657,762		Procter & Gamble Co	598,200
88

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
7,775,600		PT Industri Jamu Dan Farmasi Sido Muncul Tbk	$330
1,481,129		PT Unilever Indonesia Tbk	4,816
215,017		PZ Cussons plc	865
572,841		Reckitt Benckiser Group plc	52,296
23,327	*	Revlon, Inc (Class A)	650
9,594	*	Sansung Life & Science Co Ltd	132
271,891		Shiseido Co Ltd	7,156
133,781	e	Spectrum Brands, Inc	18,597
478,401		Svenska Cellulosa AB (B Shares)	15,417
43,000		TCI Co Ltd	243
5,482		Tonymoly Co Ltd	99
429,099		Uni-Charm Corp	10,312
2,814,846		Unilever NV	139,844
1,455,311		Unilever plc	71,786
85,050	*	USANA Health Sciences, Inc	4,899
426,000	e	Vinda International Holdings Ltd	817
27,615		WD-40 Co	3,009
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,930,769

INSURANCE - 4.1%
141,102		Admiral Group plc	3,516
569,545		Aegon NV	2,901
454,255		Aflac, Inc	32,897
83,948		Ageas	3,278
14,096,114		AIA Group Ltd	88,974
15,392	*	Alleghany Corp	9,461
649,962		Allianz AG.	120,533
377,808		Allied World Assurance Co Holdings Ltd	20,062
1,055,480		Allstate Corp	86,011
159,168		Alm Brand AS	1,290
141,534	*	AMBAC Financial Group, Inc	2,669
424,580		American Equity Investment Life Holding Co	10,033
108,871		American Financial Group, Inc	10,388
6,441,865		American International Group, Inc	402,166
10,606		American National Insurance Co	1,252
55,616		Amerisafe, Inc	3,610
340,446	e	Amtrust Financial Services, Inc	6,285
100,191		Anadolu Hayat Emeklilik AS	139
250,714		Anadolu Sigorta	166
11,100	e	Anicom Holdings, Inc	235
222,049		Aon plc	26,355
200,623	*	Arch Capital Group Ltd	19,013
472,900		Argo Group International Holdings Ltd	32,063
128,749		Arthur J. Gallagher & Co	7,279
195,955		Aspen Insurance Holdings Ltd	10,199
156,475	*	ASR Nederland NV	4,460
892,829		Assicurazioni Generali S.p.A.	14,166
61,213		Assurant, Inc	5,856
239,797		Assured Guaranty Ltd	8,899
1,631,127	*,e	Athene Holding Ltd	81,540
21,109	*	Atlas Financial Holdings, Inc	288
7,432,920		Aviva plc	49,600
89

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
26,426		AvivaSA Emeklilik ve Hayat AS.	$136
3,927,021		AXA S.A.	101,458
137,303		Axis Capital Holdings Ltd	9,203
34,699		Bajaj Finserv Ltd	2,190
27,485		Baldwin & Lyons, Inc (Class B)	672
11,000		Baloise Holding AG.	1,512
800,574		BB Seguridade Participacoes S.A.	7,467
1,202,442		Beazley plc	6,439
4,774,378	*	Berkshire Hathaway, Inc (Class B)	795,793
14,909		Blue Capital Reinsurance Holdings Ltd	288
181,280		Brown & Brown, Inc	7,563
10,745,316		Cathay Financial Holding Co Ltd	17,247
165,156		Chesnara plc	744
4,311,694	*	China Insurance International Holdings Co Ltd	10,449
11,716,790		China Life Insurance Co Ltd	35,848
20,041,779		China Life Insurance Co Ltd (Taiwan)	19,819
3,093,839		China Pacific Insurance Group Co Ltd	11,182
3,482,574		Chubb Ltd	474,501
134,862		Cincinnati Financial Corp	9,747
91,904	*,e	Citizens, Inc (Class A)	683
15,255	*	Clal Insurance	240
37,102		CNA Financial Corp	1,639
271,407		CNP Assurances	5,519
564,641		Conseco, Inc	11,575
9,780,000	*	Convoy Financial Holdings Ltd	258
1,659,199		Corp Mapfre S.A.	5,683
277,625		Cover-More Group Ltd	412
60,105	e	Crawford & Co (Class B)	603
4,764,811		Dai-ichi Mutual Life Insurance Co	85,287
358,968		Delta Lloyd NV	2,044
1,748,561		Direct Line Insurance Group plc	7,608
405,931		Discovery Holdings Ltd	3,897
28,417		Donegal Group, Inc (Class A)	501
52,184		Dongbu Insurance Co Ltd	2,987
20,000	e	Dream Incubator, Inc	396
62,976	*	eHealth, Inc	758
18,367		EMC Insurance Group, Inc	515
83,791		Employers Holdings, Inc	3,180
22,349	*	Enstar Group Ltd	4,275
45,229	e	Erie Indemnity Co (Class A)	5,550
688,944		esure Group plc	2,025
25,167		Euler Hermes S.A.	2,311
90,530		Everest Re Group Ltd	21,167
17,404		Fairfax Financial Holdings Ltd	7,920
18,794		FBL Financial Group, Inc (Class A)	1,230
68,394		Federated National Holding Co	1,192
44,518	e	Fidelity & Guaranty Life	1,238
326,736		First American Financial Corp	12,834
602,800		FNF Group	23,473
1,382,724		Fondiaria-Sai S.p.A	3,054
46,600		FPC Par Corretora de Seguros S.A.	264
1,369,427	*	Genworth Financial, Inc (Class A)	5,642
169,162		Gjensidige Forsikring BA	2,577
90

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
28,942	*	Global Indemnity Ltd	$1,114
415,412		Great-West Lifeco, Inc	11,511
55,776	*	Greenlight Capital Re Ltd (Class A)	1,233
134,412		Grupo Catalana Occidente S.A.	4,769
49,183	*	Hallmark Financial Services	544
157,059		Hannover Rueckversicherung AG.	18,098
51,477		Hanover Insurance Group, Inc	4,636
140,172		Hanwha Non-Life Insurance Co Ltd	873
321,384		Harel Insurance Investments & Finances Ltd	1,694
1,484,110		Hartford Financial Services Group, Inc	71,341
101,396	g	Hastings Group Holdings Ltd	344
17,774	e	HCI Group, Inc	810
5,004		Helvetia Holding AG.	2,771
215,329		Heritage Insurance Holdings, Inc	2,750
549,592		Hiscox Ltd	7,533
78,842		Horace Mann Educators Corp	3,236
351,750		Hyundai Marine & Fire Insurance Co Ltd	11,010
13,481		IDI Insurance Co Ltd	669
16,460		Independence Holding Co	306
186,462		Industrial Alliance Insurance and Financial Services, Inc	8,080
48,534		Infinity Property & Casualty Corp	4,635
3,119,745		Insurance Australia Group Ltd	14,415
239,069		Intact Financial Corp	17,003
2,780		Investors Title Co	440
71,464		James River Group Holdings Ltd	3,063
410,900		Japan Post Holdings Co Ltd	5,167
1,800	e	Japan Post Insurance Co Ltd	41
361,645		Just Retirement Group plc	596
79,678		Kemper Corp	3,179
62,203		Kinsale Capital Group, Inc	1,993
776,701		Korea Life Insurance Co Ltd	4,195
73,791		Korean Reinsurance Co	765
147,100	e	Lancashire Holdings Ltd	1,240
16,275,389		Legal & General Group plc	50,396
389,250	e	Liberty Holdings Ltd	3,131
92,485		LIG Insurance Co Ltd	2,233
1,870,447		Lincoln National Corp	122,421
248,387		Loews Corp	11,617
366,000		Long Bon International Co Ltd	197
46,768		Lotte Non-Life Insurance Co Ltd	104
205,499		Maiden Holdings Ltd	2,877
2,622,620		Manulife Financial Corp	46,522
12,255	*	Markel Corp	11,959
1,429,206		Marsh & McLennan Cos, Inc	105,604
27,574		Max India Ltd	245
203,409	*	Max India Ltd (New)	473
260,926	*	MBIA, Inc	2,210
4,153,042		Medibank Pvt Ltd	8,945
19,010	*	Menorah Mivtachim Holdings Ltd	213
702,238		Mercuries & Associates Holding Ltd	585
650,803		Mercuries Life Insurance Co Lt	356
34,014	e	Mercury General Corp	2,075
91

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
45,468		Meritz Fire & Marine Insurance Co Ltd	$650
3,042,404		Metlife, Inc	160,700
987,168		Metropolitan Holdings Ltd	1,684
874,392	*	Migdal Insurance Holdings Ltd	845
265,914		Mirae Asset Life Insurance Co Ltd	1,402
896,498		Mitsui Sumitomo Insurance Group Holdings, Inc	28,635
67,360		Muenchener Rueckver AG.	13,186
289,867		National General Holdings Corp	6,887
4,287		National Western Life Group, Inc	1,304
80,453		Navigators Group, Inc	4,369
908,082		New China Life insurance Co Ltd	4,330
906,899		NKSJ Holdings, Inc	33,318
111,002		NN Group NV	3,605
1,254,271		Old Mutual plc	3,157
296,180		Old Republic International Corp	6,066
90,338		OneBeacon Insurance Group Ltd (Class A)	1,445
28,114	*,e	Patriot National, Inc	79
23,698,288		People’s Insurance Co Group of China Ltd	9,829
273,701		Phoenix Group Holdings	2,565
115,784	*	Phoenix Holdings Ltd	463
5,915,526		PICC Property & Casualty Co Ltd	9,130
7,055,726		Ping An Insurance Group Co of China Ltd	39,543
100,874		Porto Seguro S.A.	915
657,109	g	Poste Italiane S.p.A	4,377
600,599		Power Corp Of Canada	14,109
592,958		Power Financial Corp	15,682
625,200		Powszechny Zaklad Ubezpieczen S.A.	5,483
93,117		Primerica, Inc	7,654
470,363		Principal Financial Group	29,685
192,844		ProAssurance Corp	11,619
4,039,236		Progressive Corp	158,257
47,061	e	Protector Forsikring ASA	349
535,077		Prudential Financial, Inc	57,082
5,500,340		Prudential plc	116,185
57,256,000	*	PT Panin Insurance Tbk	3,158
281,594,600	*	PT Panin Life Tbk	4,481
146,694		Qatar Insurance Co SAQ	2,832
1,408,220		QBE Insurance Group Ltd	13,864
162,900	e	Qualitas Controladora SAB de C.V.	265
671,390	e	Rand Merchant Investment Holdings Ltd	2,065
152,003		Reinsurance Group of America, Inc (Class A)	19,301
85,783		RenaissanceRe Holdings Ltd	12,409
74,966		RLI Corp	4,499
1,276,672		RSA Insurance Group plc	9,376
27,945		Safety Insurance Group, Inc	1,959
1,988,721		Saga plc	5,056
1,162,483		Sampo Oyj (A Shares)	55,161
37,449		Samsung Fire & Marine Insurance Co Ltd	8,979
78,123		Samsung Life Insurance Co Ltd	7,579
2,049,902	e	Sanlam Ltd	10,286
58,053		SCOR SE	2,194
126,138		Selective Insurance Group, Inc	5,947
7,511,361	*	Shin Kong Financial Holding Co Ltd	2,190
92

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
245,000		Shinkong Insurance Co Ltd	$207
124,318		Societa Cattolica di Assicurazioni SCRL	996
362,641	e	Sony Financial Holdings, Inc	5,824
547,558		St. James’s Place plc	7,289
461,645		Standard Life plc	2,053
29,283		State Auto Financial Corp	804
114,142		State National Cos, Inc	1,644
920,517		Steadfast Group Ltd	1,786
44,618		Stewart Information Services Corp	1,971
1,593,452	*	Storebrand ASA	10,597
186,194		Sul America SA	993
666,544		Sun Life Financial, Inc	24,339
1,483,940		Suncorp-Metway Ltd	14,975
41,304		Swiss Life Holding	13,319
472,006		Swiss Re Ltd	42,394
255,200		Syarikat Takaful Malaysia BHD	229
985,842		T&D Holdings, Inc	14,289
260,000		Taiwan Fire & Marine Insurance Co	163
2,600,200		Thai Reinsurance PCL	150
2,914,856	*	Third Point Reinsurance Ltd	35,270
1,430,987		Tokio Marine Holdings, Inc	60,480
31,351		Tong Yang Life Insurance	287
40,454	*	Topdanmark AS	1,026
122,474		Torchmark Corp	9,435
337,452		Travelers Cos, Inc	40,676
38,170	*,e	Trupanion, Inc	543
26,857		Tryg A.S.	487
239,300		Tune Ins Holdings BHD	76
1,783,852		Unipol Gruppo Finanziario S.p.A	7,366
396,955		Uniqa Versicherungen AG.	3,080
72,268		United Fire & Casualty Co	3,091
93,898		United Insurance Holdings Corp	1,498
169,730	e	Universal Insurance Holdings, Inc	4,158
301,433		UnumProvident Corp	14,134
238,372		Validus Holdings Ltd	13,442
774,470		W.R. Berkley Corp	54,701
8,580		White Mountains Insurance Group Ltd	7,549
73,753		Wiener Staedtische Allgemeine Versicherung AG.	1,784
800		Willis Towers Watson plc	105
18,315		Wuestenrot & Wuerttembergische AG.	363
383,601		XL Group Ltd	15,290
416,691		Zurich Financial Services AG.	111,198
		TOTAL INSURANCE	4,844,847

MATERIALS - 5.1%
56,281		A. Schulman, Inc	1,770
19,968		Aarti Industries	235
137,305		Acerinox S.A.	1,919
11,999		Achilles Corp	181
38,885		Acron JSC (GDR)	222
227,200		ADEKA Corp	3,320
353,751		Adelaide Brighton Ltd	1,534
93

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
5,076	*	Advanced Enzyme Technologies Ltd	$161
105,035		Advanced Metallurgical Group NV	2,431
68,020	*	AdvanSix, Inc	1,858
97,151		Aeci Ltd	835
127,235		African Barrick Gold Ltd	716
89,358		African Rainbow Minerals Ltd	632
197,234		Agnico-Eagle Mines Ltd	8,368
411,507	e	Agrium, Inc	39,274
52,968	*,e	AgroFresh Solutions, Inc	231
8,700		Aichi Steel Corp	347
73,295		Air Liquide	8,369
272,975	n	Air Products & Chemicals, Inc	36,931
38,822		Air Water, Inc	718
3,979		AK Holdings, Inc	211
8,228,044	*,e	AK Steel Holding Corp	59,160
43,632		Akcansa Cimento AS	151
10,131		Akzo Nobel India Ltd	298
760,079		Akzo Nobel NV	62,922
231,508	e	Alamos Gold, Inc	1,859
472,707		Albemarle Corp	49,937
324,576		Alcoa Corp	11,165
108,188		Alexandria Mineral Oils Co	628
213,594	e	Allegheny Technologies, Inc	3,836
33,064	e	Altius Minerals Corp	306
540,291		Altri SGPS S.A.	2,413
1,688,772	e	Alumina Ltd	2,311
5,333,445	*	Aluminum Corp of China Ltd	2,610
720,200		Ambuja Cements Ltd	2,625
1,189,588		Amcor Ltd	13,683
69,027		American Vanguard Corp	1,146
16,723		Ampco-Pittsburgh Corp	235
4,759,000		AMVIG Holdings Ltd	1,592
1,203,000	*	Anadolu Cam Sanayii AS	1,055
235,373	*	Anatolia Minerals Development Ltd	476
71,224	*	Anglo American Platinum Ltd	1,623
2,293,191	*	Anglo American plc (London)	35,038
496,215	e	AngloGold Ashanti Ltd	5,303
1,385,369		Anhui Conch Cement Co Ltd	4,712
352,494		Antofagasta plc	3,680
166,449	e	APERAM	8,299
56,533		Aptargroup, Inc	4,352
6,289,518	*	ArcelorMittal	52,619
433,246		Arkema	42,649
25,974		Asahi Holdings, Inc	471
1,197,255		Asahi Kasei Corp	11,633
191,327	*,e	Asanko Gold, Inc	502
1,265,576		Ashland Global Holdings, Inc	156,691
934,500		Asia Cement China Holdings Corp	277
1,164		Asia Cement Co Ltd	82
2,379,024		Asia Cement Corp	2,400
105,587		Asia Polymer	64
430,265		Asian Paints Ltd	7,110
45,720		Associated Cement Co Ltd	1,018
94

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
69,676		Assore Ltd	$1,269
3,789		Atul Ltd	140
44,870	e	Aurubis AG.	3,009
288,665		Avery Dennison Corp	23,266
1,560,059	*	Axalta Coating Systems Ltd	50,234
1,838,332	*	B2Gold Corp	5,239
61,709		Balchem Corp	5,086
208,245		Ball Corp	15,464
1,556,207		Barrick Gold Corp (Canada)	29,560
8,536		BASF India Ltd	180
605,737		BASF SE	59,976
15,180		Bayer CropScience Ltd	887
12,000,000		BBMG Corp	4,993
83,351		Bekaert S.A.	4,070
95,435		Bemis Co, Inc	4,663
274,500	*	Bengang Steel Plates Co	101
2,926,320	*	Berry Plastics Group, Inc	142,131
3,747,995		BHP Billiton Ltd	68,162
3,941,823		BHP Billiton plc	60,798
502,027		Billerud AB	8,089
1,230,327		BlueScope Steel Ltd	11,534
194,780	*	Boise Cascade Co	5,201
556,072		Boliden AB	16,552
1,362,362		Boral Ltd	6,074
250,843		Borregaard ASA	2,813
35,346		Borusan Mannesmann Boru Sanayi	88
209,918		Boryszew S.A.	592
26		BRAAS Monier Building Group S.A.	1
185,000		Bradespar S.A.	1,294
172,175		Braskem S.A.	1,746
166,223		Brickworks Ltd	1,864
51,251		Buzzi Unicem S.p.A.	1,310
36,295		Buzzi Unicem S.p.A. RSP	525
121,138		Cabot Corp	7,257
464,300		Cahya Mata Sarawak BHD	442
217,736		Calgon Carbon Corp	3,179
33,326	e	Canam Group, Inc	166
263,070	*	Canfor Corp	3,586
69,624		Canfor Pulp Products, Inc	633
62,633		CAP S.A.	738
91,790		Carpenter Technology Corp	3,424
180,982		Cascades, Inc	1,866
72,585		CCL Industries	15,836
256,023		Celanese Corp (Series A)	23,004
123,039		Cementir S.p.A.	664
342,525		Cementos Argos S.A.	1,406
2,029,900	*	CEMEX Holdings Philippines, Inc	284
235,171	*	Cemex Latam Holdings S.A.	867
26,901,806	*	Cemex S.A. de C.V.	24,355
2,929,913		Centamin plc	6,338
169,456		Centerra Gold, Inc	975
106,993	*	Century Aluminum Co	1,358
95

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
44,728		Century Plyboards India Ltd	$179
17,342		Century Textile & Industries Ltd	281
229,841	e	CF Industries Holdings, Inc	6,746
27,632		Chase Corp	2,636
455,797		Chemours Co	17,548
124,865	*	Chemtura	4,171
1,507,560		Cheng Loong Corp	755
322,000	*,e	Chiho-Tiande Group Ltd	193
5,214,695		China BlueChemical Ltd	1,679
4,584,000	*,e	China Daye Non-Ferrous Metals Mining Ltd	72
1,942,000		China General Plastics Corp	1,804
72,000		China Hi-ment Corp	131
929,250		China Manmade Fibers Corp	256
625,372		China Metal Products	640
858,455	*,e,m	China Metal Recycling Holdings Ltd	1
3,393,282		China National Building Material Co Ltd	2,186
984,000		China National Materials Co Ltd	325
1,714,628	*	China Petrochemical Development Corp	655
5,574,000	*	China Precious Metal Resources Holdings Co Ltd	138
6,683,200	*,e,m	China Shanshui Cement Group Ltd	430
3,990,000	e	China Silver Group Ltd	776
130,000		China Steel Chemical Corp	506
13,726,303		China Steel Corp	11,445
239,540		China Synthetic Rubber Corp	232
292,000	*	China Wood Optimization Holding Ltd	88
456,000		China XLX Fertiliser Ltd	133
438,000	*,e	Chongqing Iron & Steel Co Ltd	114
83,521		Christian Hansen Holding	5,358
44,000	e	Chugoku Marine Paints Ltd	327
13,540		Chung Hwa Pulp Corp	5
376,571		Cia de Minas Buenaventura S.A. (ADR) (Series B)	4,534
1,120,048	*	Cia Siderurgica Nacional S.A.	3,259
30,673		Ciech S.A.	619
131,066		Cimsa Cimento Sanayi Ve Tica	557
319,299		Clariant AG.	6,023
44,487	*	Clearwater Paper Corp	2,491
1,276,932	*	Cliffs Natural Resources, Inc	10,484
78,756	*	Codexis, Inc	378
651,826	*,e	Coeur Mining, Inc	5,267
230,402		Commercial Metals Co	4,408
86,132	*,m	Companhia Vale do Rio Doce	0
120,000		Companhia Vale do Rio Doce (ADR)	1,140
91,764	e	Compass Minerals International, Inc	6,226
65,582		Corbion NV	1,794
105,767		Coromandel International Ltd	508
64,586		Corticeira Amorim SGPS S.A.	689
365,620	g	Covestro AG.	28,167
346,000		CPMC Holdings Ltd	204
1,937,595		CRH plc	68,279
84,233	*	Croda International plc	3,762
731,700	*	Crown Holdings, Inc	38,744
1,889,184		CSR Ltd	6,506
2,208,800		D&L Industries Inc	560
96

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
366,000	*	Da Ming International Holdings Ltd	$176
84,900	*	Dahua Group Dalian Chemical Industry Co	58
443,399		Daicel Chemical Industries Ltd	5,354
221,000		Daido Steel Co Ltd	1,059
20,900		Daiken Corp	387
133,857		Dainichiseika Color & Chemicals Manufacturing Co Ltd	906
227,000		Dainippon Ink and Chemicals, Inc	8,394
188,572	e	Daio Paper Corp	2,412
49,000		Daiso Co Ltd	219
30,267		Dalmia Bharat Ltd	917
189,200	*	Danhua Chemical Technology Co Ltd	98
20,834		Deltic Timber Corp	1,628
695,000		Denki Kagaku Kogyo KK	3,615
135,398	*	Detour Gold Corp	1,552
10,699		Dhanuka Agritech Ltd	131
92,317		Dominion Diamond Corp	1,168
161,878		Domtar Corp	5,912
25,107	e	Dongjin Semichem Co Ltd	210
273,252		Dongkuk Steel Mill Co Ltd	3,131
2,608		Dongwha Enterprise Co Ltd	75
2,946,000	m	Dongyue Group	390
7,008,517		Dow Chemical Co	445,321
520,000		Dowa Holdings Co Ltd	3,741
1,759,908		DS Smith plc	9,575
75,777		DSM NV	5,125
4,917	*	Duk San Neolux Co Ltd	117
302,644		DuluxGroup Ltd	1,509
285,036		Eagle Materials, Inc	27,688
619,800		Eastern Polymer Group PCL	242
213,956		Eastman Chemical Co	17,288
159,344		Ecolab, Inc	19,972
1,054,875		EI du Pont de Nemours & Co	84,738
112,917		EID Parry India Ltd	493
135,118	*	El Ezz Steel Co	151
536,195		Eldorado Gold Corp	1,835
359,069		Elementis plc	1,301
3,121,857		Empresas CMPC S.A.	7,618
3,970		EMS-Chemie Holding AG.	2,312
614,764	e	Ence Energia y Celulosa S.A.	1,894
50,377	*	Endeavour Mining Corp	977
99,449	*,e	Endeavour Silver Corp	316
16,803	*	Eramet	718
2,727,861		Eregli Demir ve Celik Fabrikalari TAS	4,430
12,225		Essel Propack Ltd	45
220,354	e	Essentra plc	1,449
717,030		Eternal Chemical Co Ltd	780
181,500		Eugene Corp	893
250,128		Everlight Chemical Industrial Corp	169
922,419		Evolution Mining Ltd	1,483
222,875		Evonik Industries AG.	7,265
311,560	*	Evraz plc	845
817,050		Feng Hsin Iron & Steel Co	1,395
97

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
296,694		Ferrexpo plc	$622
241,571	*	Ferro Corp	3,669
129,198		Ferroglobe plc	1,335
653,830		Fibria Celulose S.A.	6,030
29,001		Finolex Industries Ltd	259
127,554	*,e	First Majestic Silver Corp	1,035
1,427,772		First Quantum Minerals Ltd	15,170
4,464,718		Fletcher Building Ltd	26,009
105,247	*,e	Flotek Industries, Inc	1,346
452,065		FMC Corp	31,459
43,882	*,e	Foosung Co Ltd	286
9,690,354		Formosa Chemicals & Fibre Corp	30,147
4,675,176		Formosa Plastics Corp	13,941
300,800		Formosan Rubber Group, Inc	168
63,370		Forterra plc	167
33,737	*,e	Forterra, Inc	658
9,058,837		Fortescue Metals Group Ltd	43,149
123,575	*	Fortuna Silver Mines, Inc	643
169,791	m	Foshan Huaxin Packaging Co Ltd	206
27,700		FP Corp	1,295
253,105		Franco-Nevada Corp	16,581
4,510,482	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	60,260
481,255		Fresnillo plc	9,377
7,068		Frutarom Industries Ltd	395
57,013		Fuchs Petrolub AG. (Preference)	2,779
2,621,200	e	Fufeng Group Ltd	2,113
83,800		Fuji Seal International, Inc	1,816
12,900		Fujimi, Inc	260
11,200		Fujimori Kogyo Co Ltd	313
1,457,000		Furukawa-Sky Aluminum Corp	3,828
1,939,800	e	Fushan International Energy Group Ltd	357
34,000		Fuso Chemical Co Ltd	1,066
12,208,000	*	Future World Financial Holdings Ltd	943
64,116		FutureFuel Corp	909
1,671,799	*,e	Galaxy Resources Ltd	581
1,342,986	*	GCP Applied Technologies, Inc	43,849
54,206		Gem Diamonds Ltd	64
1,876,812		Gerdau S.A. (Preference)	6,529
2,379	e	Givaudan S.A.	4,285
21,276,949	*	Glencore Xstrata plc	83,481
409,959		Gloria Material Technology Corp	276
6,900		Godo Steel Ltd	108
84,595		Godrej Industries Ltd	658
3,818,419		Gold Fields Ltd	13,306
90,495	*,e	Gold Resource Corp	409
656,819		Goldcorp, Inc	9,582
7,364,418		Goldsun Development & Construction Co Ltd	2,048
5,968,000		Grand Pacific Petrochemical	4,149
70,394		Granges AB	643
1,459,400		Graphic Packaging Holding Co	18,782
372,357		Grasim Industries Ltd	6,015
605,755	*,m	Great Basin Gold Ltd	5
1,929,000		Greatview Aseptic Packaging Co	966
98

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
29,000		Green Seal Holding Ltd	$158
31,987		Greenply Industries Ltd	137
11,405		Greif, Inc	745
49,996		Greif, Inc (Class A)	2,754
55,211,638		G-Resources Group Ltd	1,045
272,271		Grupo Argos S.A.	1,917
7,096,744		Grupo Mexico S.A. de C.V. (Series B)	21,333
75,024		Gubre Fabrikalari TAS	94
32,353		Gujarat Flourochemicals	379
162,908		Gujarat Narmada Valley Fertilizers Co Ltd	720
949		Gurit Holding AG.	820
579,201	*	Guyana Goldfields, Inc	3,132
35,085	*	H&R WASAG AG.	566
140,308		H.B. Fuller Co	7,234
86,918		Han Kuk Carbon Co Ltd	517
5,847	*	Handy & Harman Ltd	159
9,630		Hanil Cement Manufacturing	870
7,650		Hansol Chemical Co Ltd	523
33,437	*	Hansol Paper Co	188
61,664		Hansol Paper Co Ltd	1,050
125,496		Hanwha Chemical Corp	2,965
913,130		Harmony Gold Mining Co Ltd	2,218
18,500		Hawkins, Inc	907
24,242		Haynes International, Inc	924
143,362	*	Headwaters, Inc	3,366
1,593,197	e	Hecla Mining Co	8,428
31,748		HeidelbergCement AG.	2,973
59,965	*	HeidelbergCement India Ltd	115
191,445		Hexpol AB	1,963
1,307,243		Hindalco Industries Ltd	3,928
201,570		Hitachi Chemical Co Ltd	5,599
187,334		Hitachi Metals Ltd	2,635
407,702	*	Ho Tung Chemical Corp	116
196,328	e	Hochschild Mining plc	683
143,329		Hokuetsu Paper Mills Ltd	1,002
363,067		Holcim Ltd	21,421
74,198	e	Holmen AB (B Shares)	2,887
25,638		Honam Petrochemical Corp	8,496
230,331	e	HS Industries Co Ltd	2,256
27,055		HSIL Ltd	146
790,000	*,e	Huabao International Holdings Ltd	462
234,320		Huaxin Cement Co Ltd	181
157,000		Hubei Sanonda Co Ltd	140
17,410		Huchems Fine Chemical Corp	369
578,595		HudBay Minerals, Inc	3,803
70,901		Huhtamaki Oyj	2,523
480,000	*	Huili Resources Group Ltd	60
324,816		Huntsman Corp	7,971
23,954		Hyosung Corp	2,903
226,601		Hyundai Steel Co	11,866
349,668	*	IAMGOLD Corp	1,399
581,782	g	Ibstock plc	1,515
99

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
18,700		Ihara Chemical Industry Co Ltd	$170
326,822		Iluka Resources Ltd	1,902
57,056		IMCD Group NV	2,805
17,099		Imerys S.A.	1,450
1,118,995	*	Impala Platinum Holdings Ltd	3,775
39,916	*,e	Imperial Metals Corp	191
2,366,818		Incitec Pivot Ltd	6,795
387,706	e	Independence Group NL	1,060
382,199		India Cements Ltd	956
1,063,178		Indorama Ventures PCL (Foreign)	1,091
131,800	*,e	Industrias CH SAB de C.V.	781
271,016		Industrias Penoles S.A. de C.V.	6,992
91,179	*	Ingevity Corp	5,548
262,020		Inner Mongolia Eerduosi Resourses Co Ltd	261
111,541		Innophos Holdings, Inc	6,020
101,180		Innospec, Inc	6,551
179,979	*	Interfor Corp	2,325
44,985		International Flavors & Fragrances, Inc	5,962
1,449,997		International Paper Co	73,631
147,422		Intertape Polymer Group, Inc	2,592
25,900	*	Ishihara Sangyo Kaisha Ltd	259
177,971		Israel Chemicals Ltd	755
11,832		Israel Corp Ltd	2,210
6,261		Italmobiliare S.p.A.	348
483,693	*,e	Ivanhoe Mines Ltd	1,688
31,459	*,m	Jacana Minerals Ltd	5
309,231		James Hardie Industries NV	4,858
8,597	*	Jastrzebska Spolka Weglowa S.A.	136
332,100		Jaya Tiasa Holdings BHD	92
392,652		JFE Holdings, Inc	6,753
1,655,445		Jiangxi Copper Co Ltd	2,580
260,030	*	Jindal Steel & Power Ltd	485
297,964	*	Jinshan Gold Mines, Inc	598
8,984		JK Cement Ltd	129
28,699		JK Lakshmi Cement Ltd	204
66,296		Johnson Matthey plc	2,558
37,300		JSP Corp	871
1,091,265		JSR Corp	18,464
938,467		JSW Steel Ltd	2,720
56,137	e	K&S AG.	1,305
79,994		Kaiser Aluminum Corp	6,392
209,638		Kaneka Corp	1,568
187,092		Kansai Nerolac Paints Ltd	1,091
304,817		Kansai Paint Co Ltd	6,505
37,000	e	Kanto Denka Kogyo Co Ltd	320
205,721		Kapstone Paper and Packaging Corp	4,752
609,755		Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class D)	195
240,665	*	KAZ Minerals plc	1,371
78,022	e	Kemira Oyj	958
263,934		KGHM Polska Miedz S.A.	7,701
993,465	*	Kinross Gold Corp	3,504
787,377	*	Kirkland Lake Gold Ltd	5,808
100

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
18,251		KISCO Corp	$644
4,287		KISWIRE Ltd	153
618,051		Klabin S.A.	2,991
1,349,700		Klabin S.A. (Preference)	1,155
437,215	*	Klondex Mines Ltd	1,706
30,804		KMG Chemicals, Inc	1,419
24,000		Koatsu Gas Kogyo Co Ltd	154
350,879	*	Kobe Steel Ltd	3,211
13,579		Kolon Industries, Inc	860
60,000		Konishi Co Ltd	724
851		Konya Cimento Sanayii	65
165,762	*	Koppers Holdings, Inc	7,020
45,302		Korea Kumho Petrochemical	3,192
19,478		Korea Petrochemical Ind Co Ltd	4,269
9,964		Korea Zinc Co Ltd	3,852
276,339	*	Koza Altin Isletmeleri AS	1,514
77,563	*	Kraton Polymers LLC	2,398
104,748		Kronos Worldwide, Inc	1,721
4,339		Kukdo Chemical Co Ltd	191
29,700	e	Kumiai Chemical Industry Co Ltd	169
416,849		Kuraray Co Ltd	6,341
29,200		Kureha CORP	1,287
85,300		Kyoei Steel Ltd	1,529
205,998	e	Labrador Iron Ore Royalty Corp	2,887
88,000		Lafarge Malayan Cement BHD	133
551		LafargeHolcim Ltd	33
493,834		Lanxess AG.	33,128
4,593,000		Lee & Man Paper Manufacturing Ltd	3,513
1,565,448		LEE Chang Yung Chem IND Corp	2,295
36,086		Lenzing AG.	6,069
52,970		LG Chem Ltd	13,928
25,409		LG Chem Ltd (Preference)	4,327
1,118,334		Linde AG.	186,338
38,600		Lintec Corp	824
11,066		Lock & Lock Co Ltd	140
320,672		Long Chen Paper Co Ltd	276
219,248	*,e	Lonmin plc	233
2,196,197	*,e	Louisiana-Pacific Corp	54,510
41,761	*,e	LSB Industries, Inc	392
663,740		Lucara Diamond Corp	1,542
476,000		Luks Group Vietnam Holdings Ltd	168
772,794	e	Lundin Mining Corp	4,353
676,086		LyondellBasell Industries AF S.C.A	61,652
83,136		Madras Cements Ltd	861
56,421	*	MAG. Silver Corp	739
28,460	*	Magnesita Refratarios S.A.	229
63,035	*,e	Major Drilling Group International	335
154,685		Marshalls plc	683
44,771		Martin Marietta Materials, Inc	9,771
43,272		Maruichi Steel Tube Ltd	1,235
39,247		Materion Corp	1,317
496,800		Metalurgica Gerdau S.A.	786
101

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
143,470		Methanex Corp	$6,722
1,151,943		Mexichem SAB de C.V.	3,140
851,200	e	Midas Holdings Ltd	143
930,700	*,e	Minera Frisco SAB de C.V.	619
399,844		Mineral Resources Ltd	3,282
130,786		Minerals Technologies, Inc	10,018
22,031		Miquel y Costas & Miquel S.A.	623
2,971,365		Mitsubishi Chemical Holdings Corp	23,069
719,079		Mitsubishi Gas Chemical Co, Inc	14,977
136,769		Mitsubishi Materials Corp	4,151
19,700	*	Mitsubishi Paper Mills Ltd	130
122,000		Mitsubishi Steel Manufacturing Co Ltd	263
1,795,722		Mitsui Chemicals, Inc	8,896
704,000		Mitsui Mining & Smelting Co Ltd	2,396
610,375		MMC Norilsk Nickel PJSC (ADR)	9,581
1,408,000	*,e	MMG Ltd	525
23,203		MOIL Ltd	112
301,063		Mondi Ltd	7,181
1,244,396		Mondi plc	30,066
12,981	*,m	Mongolian Metals Corporation	0
532,593	n	Monsanto Co	60,290
3,757		Monsanto India Ltd	147
284,815		Mosaic Co	8,311
304,400		Mpact Ltd	701
148,120	e	M-real Oyj (B Shares)	915
57,326	*	Multi Packaging Solutions International Ltd	1,029
47,749		Myers Industries, Inc	757
175,658		Mytilineos Holdings S.A.	1,330
14,500		Nakayama Steel Works Ltd	95
11,431		Namhae Chemical Corp	92
485,227		Nampak Ltd	615
5,584,071		Nan Ya Plastics Corp	13,230
689,855		Nantex Industry Co Ltd	555
69,185		Neenah Paper, Inc	5,168
23,300		Neturen Co Ltd	190
235,066		Nevsun Resources Ltd	605
458,389	*	New Gold, Inc	1,368
1,281,017		Newcrest Mining Ltd	21,836
12,212		NewMarket Corp	5,535
1,195,566		Newmont Mining Corp	39,406
950,850		Nickel Asia Corp	115
35,700		Nihon Nohyaku Co Ltd	225
72,000		Nihon Parkerizing Co Ltd	894
1,991,902		Nine Dragons Paper Holdings Ltd	2,143
651,600		Nippon Denko Co Ltd	2,281
163,000		Nippon Kayaku Co Ltd	2,215
2,266,600		Nippon Light Metal Holdings Co Ltd	5,003
190,832		Nippon Paint Co Ltd	6,665
124,900	e	Nippon Paper Industries Co Ltd	2,248
20,600		Nippon Shokubai Co Ltd	1,406
298,000		Nippon Soda Co Ltd	1,651
833,045		Nippon Steel Corp	19,246
84,400		Nissan Chemical Industries Ltd	2,462
102

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
45,700	*	Nisshin Steel Holdings Co Ltd	$604
13,000		Nittetsu Mining Co Ltd	704
166,363		Nitto Denko Corp	12,870
403,921		NOF Corp	4,297
120,508		Norbord, Inc	3,430
1,600,777		Norsk Hydro ASA	9,329
8,850,000	*,e	North Mining Shares Co Ltd	171
266,469	*	Northam Platinum Ltd	1,021
507,947		Northern Star Resources Ltd	1,579
186,358	*	Novagold Resources, Inc	905
13,799		Novolipetsk Steel (GDR)	274
41,398		Novozymes AS	1,640
1,087,146		Nucor Corp	64,924
725,280		Nufarm Ltd	5,374
68,217	*,e	Nyrstar NV	424
1,828,729		OceanaGold Corp	5,418
19,809	e	OCI Co LTD	1,501
59,403	*	OCI NV	1,140
19,589		Oeneo S.A.	180
664,143		OJI Paper Co Ltd	3,115
38,000	e	Okamoto Industries, Inc	407
5,875,461		Olin Corp	193,126
28,398		Olympic Steel, Inc	527
51,904		Omnia Holdings Ltd	628
108,303	*	Omnova Solutions, Inc	1,072
298,547		Orica Ltd	4,013
50,772		Orient Cement Ltd	103
367,000		Oriental Union Chemical Corp	285
148,389	*,e	Orocobre Ltd	316
2,382,207		Orora Ltd	5,386
10,000		Osaka Steel Co Ltd	181
94,763	e	Osisko Gold Royalties Ltd	1,053
246,054		Outokumpu Oyj	2,399
120,977	*	Outotec Oyj	734
485,914	*	Owens-Illinois, Inc	9,903
527,717		Oxiana Ltd	3,157
115,507	e	Pacific Metals Co Ltd	404
9,600		Pack Corp	272
319,678		Packaging Corp of America	29,289
728,576		Pact Group Holdings Ltd	3,895
298,044		Pan American Silver Corp	5,217
159,657		Papeles y Cartones de Europa S.A.	1,100
835,245		Petkim Petrokimya Holding	1,166
682,978		Petra Diamonds Ltd	1,137
2,978,616		Petronas Chemicals Group BHD	5,183
85,183		PH Glatfelter Co	1,852
128,549		PhosAgro OAO (ADR)	1,868
74,923		PI Industries Ltd	967
800,819	*,e	Pilbara Minerals Ltd	260
417,893	*	Platform Specialty Products Corp	5,441
238,956		PolyOne Corp	8,146
6,858		Poongsan	288
103

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
95,124		Poongsan Corp	$3,328
1,238,384		Portucel Empresa Produtora de Pasta e Papel S.A.	4,967
170,423		POSCO	44,263
78,477		POSCO Refractories & Environment Co Ltd	1,078
742,352	e	Potash Corp of Saskatchewan	12,683
1,282,011		PPC Ltd	621
443,154		PPG Industries, Inc	46,567
875,179		Praxair, Inc	103,796
161,431	*,e	Premier Gold Mines Ltd	390
3,862,940		Press Metal BHD	2,315
118,567	*,e	Pretium Resources, Inc	1,271
137,471	*,e	Primero Mining Corp	77
114,968	*	Prism Cement Ltd	173
6,743,404	*	PT Aneka Tambang Tbk	369
1,371,000		PT Holcim Indonesia Tbk	93
1,547,843		PT Indocement Tunggal Prakarsa Tbk	1,929
3,041,598	*	PT Krakatau Steel Tbk	144
8,218,300	*,m	PT Sekawan Intipratama Tbk	0	^
2,080,700		PT Semen Baturaja Persero Tbk	543
3,357,238		PT Semen Gresik Persero Tbk	2,267
2,405,857		PT Timah Tbk	180
2,248,200		PT Wijaya Karya Beton Tbk	132
7,038,277		PTT Global Chemical PCL (Foreign)	15,002
17,785		Qatar National Cement Co	384
48,000		Quaker Chemical Corp	6,320
264,380	e	Quintis Ltd	210
18,994		Rallis India Ltd	76
211,274	*,e	Ramaco Resources, Inc	2,043
80,388		Randgold Resources Ltd	7,024
85,269	e	Rayonier Advanced Materials, Inc	1,147
54,947	*	Real Industry, Inc	157
1,519,122		Regis Resources Ltd	3,838
263,973		Reliance Steel & Aluminum Co	21,123
951,267		Rengo Co Ltd	5,510
573,732		Resolute Mining Ltd	572
58,624		RHI AG.	1,500
47,731	*	Richmont Mines, Inc	338
476,964		Rio Tinto Ltd	22,023
1,500,460		Rio Tinto plc	60,420
53,684	*	Royal Bafokeng Platinum Ltd	136
165,626	e	Royal Gold, Inc	11,602
342,077		RPC Group plc	3,348
88,952		RPM International, Inc	4,895
26,739	*,e	Ryerson Holding Corp	337
16,289		Sa des Ciments Vicat	1,157
63,000		Sakai Chemical Industry Co Ltd	221
110,400		Sakata INX Corp	1,524
30,308		Salzgitter AG.	1,096
2,393		Sam Kwang Glass Ind Co Ltd	125
15,022		Samsung Fine Chemicals Co Ltd	520
395,651		San Fang Chemical Industry Co Ltd	492
539,430		Sandfire Resources NL	2,626
117,664	*,e	Sandstorm Gold Ltd	506
104

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
45,700		Sanyo Chemical Industries Ltd	$1,922
734,000		Sanyo Special Steel Co Ltd	3,905
1,510,938		Sappi Ltd	10,235
606,434	*	Saracen Mineral Holdings Ltd	457
246,677		Satipel Industrial S.A.	725
112,095		Scapa Group plc	497
319,412	*	Schmolz + Bickenbach AG.	246
51,273		Schnitzer Steel Industries, Inc (Class A)	1,059
243,899		Schweitzer-Mauduit International, Inc	10,102
487,800		Scientex BHD	813
94,791		Scotts Miracle-Gro Co (Class A)	8,853
30,373	*,e	Seabridge Gold, Inc	334
58,531		Seah Besteel Corp	1,477
20,271		SeAH Steel Corp	1,725
282,591		Sealed Air Corp	12,315
850,300		Sekisui Plastics Co Ltd	5,946
1,205,949	*	SEMAFO, Inc	3,636
32,721		Semapa-Sociedade de Investimento e Gestao	499
87,245		Sensient Technologies Corp	6,915
2,564,942		Sesa Sterlite Ltd	10,866
723,828		Severstal (GDR)	10,418
32,481	g	SH Kelkar & Co Ltd	148
1,390,000		Shandong Chenming Paper Holdings Ltd	1,671
832,357		Shandong Chenming Paper Holdings Ltd (Class B)	975
280,600	*	Shanghai Chlor-Alkali Chemical Co Ltd	186
30,387	*	Shanghai Yaohua Pilkington Glass Co Ltd	22
18,464		Sharda Cropchem Ltd	139
706,000		Sheen Tai Holdings Grp Co Ltd	63
239,260		Sherwin-Williams Co	74,216
27,000		Shikoku Chemicals Corp	291
10,355	*	Shine Co Ltd	205
608,471		Shin-Etsu Chemical Co Ltd	52,888
168,400		Shin-Etsu Polymer Co Ltd	1,189
1,953,032		Shinkong Synthetic Fibers Corp	633
3,534,000	*,e	Shougang Concord International Enterprises Co Ltd	116
120,200		Showa Denko KK	2,145
13,965		Shree Cement Ltd	3,676
833,225		Siam Cement PCL (Foreign)	13,093
913,691		Sibanye Gold Ltd	1,973
787,117		Sidi Kerir Petrochemcials Co	856
3,552		Sika AG.	21,304
99,204		Silgan Holdings, Inc	5,889
234,434	*	Silver Standard Resources, Inc	2,489
770,571		Silver Wheaton Corp	16,056
778,681	e	Silvercorp Metals, Inc	2,705
230,536		Sims Group Ltd	2,178
1,930,000	e	Sinofert Holdings Ltd	273
14,198,674		Sinopec Shanghai Petrochemical Co Ltd	7,880
3,066,956	*,e	Sirius Minerals plc	845
14,104		SK Chemicals Co Ltd	819
99,664		SKC Co Ltd	2,746
12,081		SKCKOLONPI, Inc	166
105

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
388,418		Smurfit Kappa Group plc	$10,264
103,978		Sociedad Quimica y Minera de Chile S.A. (Class B)	3,567
1,178,560		Soda Sanayii AS	1,973
4,875		SODIFF Advanced Materials Co Ltd	709
20,387		Solvay S.A.	2,487
12,897		Songwon Industrial Co Ltd	219
95,913		Sonoco Products Co	5,076
223,172	*	South Valley Cement	62
8,293,557		South32 Ltd	17,484
13,152	e	South32 Ltd (W/I)	27
473,334	e	Southern Copper Corp (NY)	16,988
165,072	*	Ssab Svenskt Stal AB (Series A)	653
422,331	*	Ssab Svenskt Stal AB (Series B)	1,382
18,585		Ssangyong Cement Industrial Co Ltd	243
386,568	*	St Barbara Ltd	704
1,048,549		Steel Dynamics, Inc	36,448
7,400	e	Stella Chemifa Corp	211
34,774	e	Stella-Jones, Inc	1,022
88,677		Stepan Co	6,989
241,225	*	Stillwater Mining Co	4,166
2,587		STO AG.	268
612,889		Stora Enso Oyj (R Shares)	7,247
322,506	*	Stornoway Diamond Corp	204
4,404,720		STP & I PCL	1,244
1,171,221		Sumitomo Bakelite Co Ltd	7,078
1,475,511		Sumitomo Chemical Co Ltd	8,264
616,437		Sumitomo Metal Mining Co Ltd	8,816
1,082,193		Sumitomo Osaka Cement Co Ltd	4,513
7,400		Sumitomo Seika Chemicals Co Ltd	316
14,712	*,e	Sumitomo Titanium Corp	228
210,377	*	Summit Materials, Inc	5,198
198,940	*	SunCoke Energy, Inc	1,783
2,444,500	*,e,m	Superb Summit International Group Ltd	31
9,502,100	*	Superblock PCL-Foreign	376
83,346		Supreme Industries Ltd	1,402
873,188		Suzano Papel e Celulose S.A.	3,698
41,861		Symrise AG.	2,784
127,920		Syngenta AG.	56,495
88,173		Synthos S.A.	117
185,860	*,e	Syrah Resources Ltd	402
72,780		Ta Ann Holdings BHD	61
522,531		TA Chen Stainless Pipe	307
513		Taekwang Industrial Co Ltd	417
719,927		Tahoe Resources, Inc	5,781
241,306	e	Tahoe Resources, Inc (Toronto)	1,938
1,045,340		Taiheiyo Cement Corp	3,508
3,601,728		Taiwan Cement Corp	4,309
909,960		Taiwan Fertilizer Co Ltd	1,259
167,725		Taiwan Hon Chuan Enterprise Co Ltd	325
3,324,329		Taiwan Styrene Monomer	2,716
12,800		Taiyo Ink Manufacturing Co Ltd	562
73,136		Taiyo Nippon Sanso Corp	856
28,600		Takasago International Corp	920
106

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
39,000	e	Takiron Co Ltd	$203
757,755		Tata Steel Ltd	5,633
39,063	e	Technosemichem Co Ltd	1,817
1,317,329		Teck Cominco Ltd	28,806
2,173,455		Teck Resources Ltd	47,599
1,687,901		Teijin Ltd	31,872
32,100		Tenma Corp	593
54,154	*,e	TerraVia Holdings, Inc	39
23,350	*	Tessenderlo Chemie NV	929
294,963		ThyssenKrupp AG.	7,226
236,194	*,e	TimkenSteel Corp	4,466
53,873		Titan Cement Co S.A.	1,374
266,200		Toagosei Co Ltd	3,044
23,500	e	Toho Titanium Co Ltd	184
159,000	e	Toho Zinc Co Ltd	782
148,800		Tokai Carbon Co Ltd	650
19,000		Tokushu Tokai Holdings Co Ltd	713
386,000	*	Tokuyama Corp	1,869
29,700		Tokyo Ohka Kogyo Co Ltd	988
53,179	e	Tokyo Rope Manufacturing Co Ltd	806
78,200		Tokyo Steel Manufacturing Co Ltd	659
607,750		Ton Yi Industrial Corp	314
163,127	b	Tong Yang Major Corp	350
1,632,000	*	Tongfang Kontafarma Holdings Ltd	118
28,411	*	Tongyang Cement & Energy Corp	85
61,400		Topy Industries Ltd	1,634
291,490		Toray Industries, Inc	2,594
61,786	*	Torex Gold Resources, Inc	1,218
1,194,000		Tosoh Corp	10,505
158,000		Toyo Ink Manufacturing Co Ltd	762
29,600		Toyo Kohan Co Ltd	103
116,541		Toyo Seikan Kaisha Ltd	1,896
7,020,676		Toyobo Co Ltd	12,209
39,474	*	Trecora Resources	438
71,031		Tredegar Corp	1,247
140,706		Trinseo S.A.	9,441
539,909		Tronox Ltd	9,961
457,000		TSRC Corp	526
84,076		Tubacex S.A.	265
1,397,000		Tung Ho Steel Enterprise Corp	1,089
1,745,621	*	Turquoise Hill Resources Ltd	5,329
1,784,647		UBE Industries Ltd	4,030
14,705	*	UFP Technologies, Inc	381
123,709		Ultra Tech Cement Ltd	7,592
17,558		Umicore	1,000
13,284		Unid Co Ltd	532
551,419		United Phosphorus Ltd	6,173
5,422		United States Lime & Minerals, Inc	428
1,365,271		United States Steel Corp	46,160
131,065		Universal Cement Corp	115
1,782,532		UPC Technology Corp	772
1,857,707	e	UPM-Kymmene Oyj	43,617
107

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
28,297	*,e	US Concrete, Inc	$1,827
1,939,870		USI Corp	1,010
354,900	*	Usinas Siderurgicas de Minas Gerais S.A. (Preference)	503
2,048,844		Vale S.A.	19,496
2,057,926		Vale S.A. (Preference)	18,544
60,105	e	Valhi, Inc	197
47,522		Valspar Corp	5,272
65,070	e	Valvoline, Inc	1,597
642,167		Vedanta Resources plc	6,503
204,857		Victrex plc	4,882
10,921		Vinati Organics Ltd	127
118,018		Voestalpine AG.	4,641
68,652		Vulcan Materials Co	8,271
227,210	e	Wacker Chemie AG.	23,425
1,878,000	*,e	West China Cement Ltd	273
312,771		West Fraser Timber Co Ltd	13,081
756,723	*,e	Western Areas NL	1,335
1,020,368		Western Forest Products, Inc	1,665
259,291	*,e	Westgold Resources Ltd	469
1,055,864		Westlake Chemical Corp	69,740
639,005	e	WestRock Co	33,247
4,708,860		Wienerberger AG.	99,771
33,634		Winpak Ltd	1,343
2,848	*	Wonik Materials Co Ltd	149
160,792		Worthington Industries, Inc	7,250
1,735,712		WR Grace & Co	120,996
185,600	e	W-Scope Corp	2,740
604,000	*	Xinjiang Xinxin Mining Industry Co Ltd	80
696,666	e	Yamana Gold, Inc	1,923
31,600		Yamato Kogyo Co Ltd	818
185,145		Yara International ASA	7,131
63,573		Yeong Guan Energy Technology Group Co Ltd	222
265,100		Yeun Chyang Industrial Co Ltd	222
747,577		Yieh Phui Enterprise	342
868,170	e	Yingde Gases	671
542,000		Yip’s Chemical Holdings Ltd	234
18,100		Yodogawa Steel Works Ltd	493
491	*	Yonwoo Co Ltd	13
668,285		Yuen Foong Yu Paper Manufacturing Co Ltd	254
662,311		Yule Catto & Co plc	3,947
1,000		Yung Chi Paint & Varnish Manufacturing Co Ltd	3
37,965		Zaklady Azotowe w Tarnowie-Moscicach S.A.	662
565,512		Zeon Corp	6,462
662,000	e	Zhaojin Mining Industry Co Ltd	581
20,155		Zignago Vetro S.p.A.	154
8,516,731		Zijin Mining Group Co Ltd	3,161
		TOTAL MATERIALS	6,015,056

MEDIA - 2.9%
36,200	*,e	ABB ASEA BROWN BOVERI Ltd	447
1,679,520		ABS-CBN Holdings Corp (ADR)	1,573
17,400	e	Adways, Inc	79
135,805		Aimia, Inc	919
108

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
12,987,467	*,e	Alibaba Pictures Group Ltd	$2,356
312,734	*	Altice NV (Class A)	7,074
84,484	*	Altice NV (Class B)	1,908
166,493		AMC Entertainment Holdings, Inc	5,236
549,674	*	AMC Networks, Inc	32,255
6,800		Amuse, Inc	153
70,080		Antena 3 de Television S.A.	884
2,316		APG SGA S.A.	1,080
250,710		APN News & Media Ltd	532
149,097		APN Outdoor Group Ltd	649
24,600		Asatsu-DK, Inc	626
9,958,900		Asian Pay Television Trust	3,311
3,330,470		Astro Malaysia Holdings BHD	2,062
26,859	e	Avex Group Holdings, Inc	389
41,040		Axel Springer AG.	2,265
319,700		BEC World PCL (Foreign)	167
110,937	*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	160
9,188,000	*	Big Media Group Ltd	390
284,031		Borussia Dortmund GmbH & Co KGaA	1,725
1,800	*,e	Brangista, Inc	26
2,013		Cable One, Inc	1,257
52,575		Cairo Communication S.p.A.	249
2,472,919		CBS Corp (Class B)	171,522
55,591	*	Central European Media Enterprises Ltd (Class A)	169
179,496	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	556
486,947	*	Charter Communications, Inc	159,388
69,504		Cheil Communications, Inc	1,181
161,865	*,m	Chennai Super Kings Cricket Ltd	6
237,076		Cinemark Holdings, Inc	10,512
87,602	e	Cineplex Galaxy Income Fund	3,327
412,934		Cineworld Group plc	3,428
11,319		CJ CGV Co Ltd	760
22,841		CJ E&M Corp	1,736
20,494		CJ Hellovision Co Ltd	186
44,330		Clear Channel Outdoor Holdings, Inc (Class A)	268
12,786		Cogeco Communications, Inc	683
17,170		Cogeco, Inc	769
18,375,943		Comcast Corp (Class A)	690,752
139,536	*	Corus Entertainment, Inc	1,370
37,223		CTS Eventim AG.	1,440
78,400	*	CyberAgent, Inc	2,325
160,503	*	Cyfrowy Polsat S.A.	979
28,900		Daiichikosho Co Ltd	1,164
2,375	*,e	Daily Journal Corp	509
509,724		Daily Mail & General Trust	4,598
107,455		Dentsu, Inc	5,852
502,000	e	DHX Media Ltd	2,091
5,490,000	*,e	Digital Domain Holdings Ltd	290
676,077	*,e	Discovery Communications, Inc (Class A)	19,667
383,691	*	Discovery Communications, Inc (Class C)	10,862
730,318	*	DISH Network Corp (Class A)	46,368
109

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
62,353	e	Entercom Communications Corp (Class A)	$892
266,286		Entertainment One Ltd	816
239,125		Entravision Communications Corp (Class A)	1,483
66,040	*,e	Eros International plc	680
4,000,000	*	eSun Holdings Ltd	509
120,250		Eutelsat Communications	2,680
118,163	*	EW Scripps Co (Class A)	2,770
8,934	*	Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret AS	86
354,000		Fuji Television Network, Inc	4,906
293,770		Gannett Co, Inc	2,462
642,469		Gestevision Telecinco S.A.	8,272
116,949	*	Global Eagle Entertainment, Inc	373
240,079	*	Gray Television, Inc	3,481
2,627,227		Grupo Televisa S.A.	13,606
104,875	*	Gruppo Editoriale L’Espresso S.p.A.	93
103,501		Hakuhodo DY Holdings, Inc	1,231
200,995		Havas S.A.	1,789
27,608	*	Hemisphere Media Group, Inc	324
790,000	*,e	Huanxi Media Group Ltd	228
4,590,000	e	Huayi Tencent Entertainment Co Ltd	230
36,102		Hyundai Hy Communications & Network Co	126
284,979	*	IBN18 Broadcast Ltd	184
55,880	*	IHQ, Inc	89
88,400	*,g	IMAX China Holding, Inc	455
611,808	*	Imax Corp	20,801
929,929		Informa plc	7,601
6,607		Innocean Worldwide, Inc	364
41,304	*	Inox Leisure Ltd	182
3,494,786		Interpublic Group of Cos, Inc	85,867
80,735		IPSOS	2,506
205,525		ITE Group plc	415
7,097,172		ITV plc	19,483
145,832		Jagran Prakashan Ltd	431
328,132		JC Decaux S.A.	11,525
31,345	*	Jcontentree Corp	119
1,788,116		John Fairfax Holdings Ltd	1,400
62,535		John Wiley & Sons, Inc (Class A)	3,364
319,647	*	Juventus Football Club S.p.A.	164
70		Kabel Deutschland Holding AG.	9
148,132		Kadokawa Dwango Corp	2,129
15,929	e	Kinepolis Group NV	812
52,517		KT Skylife Co Ltd	775
25,475		Lagardere S.C.A.	749
30,800	*,e	Lee Enterprises, Inc	80
17,887	*	Liberty Braves Group (Class A)	428
62,087	*	Liberty Braves Group (Class C)	1,468
55,408	*	Liberty Broadband Corp (Class A)	4,715
224,026	*	Liberty Broadband Corp (Class C)	19,356
10,763	*	Liberty Global plc	377
201,068	*	Liberty Global plc (Class A)	7,212
135	*	Liberty Global plc LiLAC (Class A)	3
380	*,e	Liberty Global plc LiLAC (Class C)	9
46,191	*,e	Liberty Media Group (Class A)	1,510
110

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
121,263	*,e	Liberty Media Group (Class C)	$4,141
236,521	*	Liberty SiriusXM Group (Class A)	9,205
450,221	*	Liberty SiriusXM Group (Class C)	17,460
163,326	*,e	Lions Gate Entertainment Corp (Class A)	4,338
312,148	*	Lions Gate Entertainment Corp (Class B)	7,610
392,959	*	Live Nation, Inc	11,934
69,734		Loen Entertainment, Inc	5,612
24,291	*	Loral Space & Communications, Inc	957
174,837		M6-Metropole Television	3,897
42,183	*	Madison Square Garden Co	8,424
383,300		Major Cineplex Group PCL-Foreign	379
703,387	e	MDC Partners, Inc	6,612
1,718,300		Media Prima BHD	447
595,495		Mediaset S.p.A.	2,459
1,780,000	*	Mei Ah Entertainment Group Ltd	107
105,207		Meredith Corp	6,796
163,313		Modern Times Group AB (B Shares)	5,461
265,021	*	MSG Networks, Inc	6,188
224,500		Multiplus S.A.	2,582
11,450,000	*	Nan Hai Corp Ltd	383
2,900		Nasmedia Co Ltd	101
815,089		Naspers Ltd (N Shares)	140,450
227,066		National CineMedia, Inc	2,868
138,261		New Media Investment Group, Inc	1,965
245,322		New York Times Co (Class A)	3,533
328,407		News Corp	4,269
81,463		News Corp (Class B)	1,100
112,594		Nexstar Broadcasting Group, Inc (Class A)	7,898
41,600	e	Next Co Ltd	283
11,583	*	Next Entertainment World Co Ltd	86
800,194	e	Nine Entertainment Co Holdings Ltd	767
251,027		Omnicom Group, Inc	21,641
117,416		oOh!media Ltd	414
572,493		Pearson plc	4,882
1,082,000		Phoenix Satellite Television Holdings Ltd	202
443,900		Plan B Media PCL	78
187,700		Poly Culture Group Corp Ltd	449
45,384	*,e	Promotora de Informaciones S.A.	209
747,528		ProSiebenSat. Media AG.	33,101
8,600		Proto Corp	113
5,272,300		PT Global MediaCom Tbk	206
4,838,738		PT Media Nusantara Citra Tbk	672
180,079		PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	981
16,724,136		PT Surya Citra Media Tbk	3,390
5,764,300	*	PT Visi Media Asia Tbk	147
51,473		Publicis Groupe S.A.	3,594
33,668		PVR Ltd	742
185,945	e	Quebecor, Inc	5,734
53,609	*,e	Radio One, Inc	177
73,754	g	RAI Way S.p.A	384
369	*	RCS MediaGroup S.p.A.	0	^
111

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
87,026	e	REA Group Ltd	$3,946
39,204	*	Reading International, Inc	609
2,995,021		Reed Elsevier NV	55,562
1,970,258		Reed Elsevier plc	38,574
332,419	e	Regal Entertainment Group (Class A)	7,506
407,000		RS PCL	105
283,835		RTL Group	22,837
8,630		Saga Communications, Inc	441
21,857		Salem Communications	163
239,320		Sanoma-WSOY Oyj	2,001
36,431		SBS Media Holdings Co Ltd	91
11,463		Schibsted ASA	295
90,547		Schibsted ASA (B Shares)	2,075
60,621		Scholastic Corp	2,581
617,544		Scripps Networks Interactive (Class A)	48,397
82,600	e	Septeni Holdings Co Ltd	298
180,164	e	SES Global S.A.	4,189
325,340		Shaw Communications, Inc (B Shares)	6,745
70,000		Shochiku Co Ltd	826
26,055		SHOWBOX Corp	124
142,558		Sinclair Broadcast Group, Inc (Class A)	5,774
1,094,601	e	Singapore Press Holdings Ltd	2,778
77,807	e	Sirius XM Canada Holdings, Inc	322
3,649,855	e	Sirius XM Holdings, Inc	18,797
256,363	*	SITI Networks Ltd	150
1,201,627		Sky Network Television Ltd	3,297
573,200		Sky Perfect Jsat Corp	2,431
1,189,292		Sky plc	14,545
14,377	*	SM Entertainment Co	304
4,504,000	e	SMI Holdings Group Ltd	429
51,100		Smiles S.A.	1,035
89,283	e	Societe Television Francaise 1	1,064
2,229,183		Southern Cross Media Group	2,383
21,417	e	Stroer Out-of-Home Media AG.	1,192
120,334		Sun TV Network Ltd	1,465
585,000		T4F Entretenimento S.A.	1,198
253,585		TEGNA, Inc	6,497
44,528	*	Telenet Group Holding NV	2,647
787,543	e	Television Broadcasts Ltd	3,182
165,217	*,e	Ten Network Holdings Ltd	72
3,726,841		Time Warner, Inc	364,149
332,374		Time, Inc	6,431
11,300		Toei Animation Co Ltd	676
771,885	e	Toei Co Ltd	6,606
81,623		Toho Co Ltd	2,166
124,900		Tohokushinsha Film Corp	780
178,200		Tokyo Broadcasting System, Inc	3,197
28,559	*	Townsquare Media, Inc	348
170,288		Tribune Co	6,347
49,949	*,e	tronc, Inc	695
33,100		TV Asahi Corp	627
987,400	e	TV Azteca S.A. de C.V.	185
2,098,531		Twenty-First Century Fox, Inc	67,971
112

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,347,670		Twenty-First Century Fox, Inc (Class B)	$42,829
1,022,664		UBM plc	9,792
19,900	*	Vector, Inc	242
1,475,400		VGI Global Media PCL	219
451,000		VHQ Media Holdings Ltd	2,497
18,487		Viacom, Inc	901
3,065,742		Viacom, Inc (Class B)	142,925
64,444	e	Village Roadshow Ltd	207
2,229,600	*,e	Viva China Holdings Ltd	264
351,728		Vivendi Universal S.A.	6,823
4,881,436		Walt Disney Co	553,506
872,736	e	West Australian Newspapers Holdings Ltd	523
617,000	*,e	Wisdom Holdings Group	146
19,647	*	Woongjin Thinkbig Co Ltd	159
119,800		Workpoint Entertainment PCL	187
70,902	e	World Wrestling Entertainment, Inc (Class A)	1,575
4,700		Wowow, Inc	163
275,933	e	WPP AUNZ Ltd	242
3,633,440		WPP plc	79,642
22,501	*	Yellow Pages Ltd	144
7,638		YG Entertainment, Inc	200
893,651	*	Zee Entertainment Enterprises Ltd	1,479
877,112		ZEE Telefilms Ltd	7,233
17,900		Zenrin Co Ltd	383
12,700	*	ZIGExN Co Ltd	139
		TOTAL MEDIA	3,377,102

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.3%
1,264,500	*,e,g	3SBio, Inc	1,562
57,831	*,e	AB Science S.A.	995
4,062,186	n	AbbVie, Inc	264,692
582,521		Abcam plc	6,029
45,037	*,e	Ablynx NV	558
216,785	*,e	Acadia Pharmaceuticals, Inc	7,453
45,088	*,e	Accelerate Diagnostics, Inc	1,091
78,470	*	Acceleron Pharma, Inc	2,077
80,867	*,e	AcelRx Pharmaceuticals, Inc	255
321,497	*	Achillion Pharmaceuticals, Inc	1,354
171,882	*	Aclaris Therapeutics, Inc	5,126
112,829	*	Acorda Therapeutics, Inc	2,369
178,056	*	Actelion Ltd	50,165
33,259	*,e	Adamas Pharmaceuticals, Inc	582
50,981		Adcock Ingram Holdings Ltd	237
3,267	*,e	Adocia	66
71,802	*,e	Aduro Biotech, Inc	772
69,536	*,e	Advaxis, Inc	568
58,686	*	Adverum Biotechnologies, Inc	158
93,651	*	Aerie Pharmaceuticals, Inc	4,247
79,562	*,e	Aevi Genomic Medicine, Inc	148
146,504	*,e	Agenus, Inc	552
113

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
32,292	*,e	Agile Therapeutics, Inc	$104
1,725,489		Agilent Technologies, Inc	91,227
60,200	*,e	Agios Pharmaceuticals, Inc	3,516
51,390	*,e	Aimmune Therapeutics, Inc	1,117
37,511		Ajanta Pharma Ltd	1,017
76,817	*	Akebia Therapeutics, Inc	707
320,579	*	Akorn, Inc	7,720
52,374	*,e	Albany Molecular Research, Inc	735
108,903	*,e	Alder Biopharmaceuticals, Inc	2,265
84,865		Alembic Pharmaceuticals Ltd	820
983,269	*,n	Alexion Pharmaceuticals, Inc	119,212
4,637	e	ALK-Abello AS	669
125,653	*	Alkermes plc	7,351
1,534,882		Allergan plc	366,714
54,503	*,e	Alnylam Pharmaceuticals, Inc	2,793
98,321	*	AMAG Pharmaceuticals, Inc	2,217
1,808,911		Amgen, Inc	296,788
5,963		Amicogen, Inc	218
329,094	*,e	Amicus Therapeutics, Inc	2,346
88,894	*,e	Amphastar Pharmaceuticals, Inc	1,289
101,829	*,e	Ampio Pharmaceuticals, Inc	81
8,181	*	AnaptysBio, Inc	227
103,445	*,e	Anavex Life Sciences Corp	594
15,910	*,e	ANI Pharmaceuticals, Inc	788
100,375	*,e	Anthera Pharmaceuticals, Inc	43
100,430	*	Applied Genetic Technologies Corp	693
138,402	*,e	Aptevo Therapeutics, Inc	285
2,852	*,e	AquaBounty Technologies, Inc	32
214,885	*,e	Aratana Therapeutics, Inc	1,139
76,170	*	Ardelyx, Inc	964
602,398	*	Arena Pharmaceuticals, Inc	880
476,636	*,e	Array Biopharma, Inc	4,261
136,349	*,e	Arrowhead Research Corp	252
173,242	e	Ascendis Health Ltd	291
110,300		ASKA Pharmaceutical Co Ltd	1,622
506,265		Aspen Pharmacare Holdings Ltd	10,358
2,257,952		Astellas Pharma, Inc	29,780
51,064	*,e	Asterias Biotherapeutics, Inc	174
5,130	*	AstraZeneca Pharma India Ltd	74
967,793		AstraZeneca plc	59,507
836,928	e	AstraZeneca plc (ADR)	26,062
45,863	*,e	Atara Biotherapeutics, Inc	942
7,447	*	ATGen Co Ltd	223
215,505	*,e	Athersys, Inc	369
11,532	*,e	Audentes Therapeutics, Inc	197
481,975		Aurobindo Pharma Ltd	5,012
15,075	*,e	Avexis, Inc	1,146
48,434	*,e	Axovant Sciences Ltd	724
24,418	*,e	Axsome Therapeutics, Inc	95
11,716	*,e	Basilea Pharmaceutica	1,012
24,289	*,e	Bavarian Nordic AS	1,233
1,507,145		Bayer AG.	173,643
484,000	e	Beijing Tong Ren Tang Chinese Medicine Co Ltd	649
114

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
41,941	*,e	Bellicum Pharmaceuticals, Inc	$518
22,929	*	Binex Co Ltd	286
110,896		Biocon Ltd	1,934
298,359	*,e	BioCryst Pharmaceuticals, Inc	2,506
42,345		Biogaia AB (B Shares)	1,578
641,742	*	Biogen Idec, Inc	175,465
711,624	*	BioMarin Pharmaceutical, Inc	62,466
192,115	*,e	Bio-Path Holdings, Inc	159
73,882	*	Bio-Rad Laboratories, Inc (Class A)	14,728
30,238	*	Biospecifics Technologies Corp	1,657
91,397		Bio-Techne Corp	9,291
5,876		Biotest AG.	160
15,712		Biotest AG. (Preference)	299
139,721	*,e	BioTime, Inc	482
280,748	*	Bioverativ, Inc	15,290
115,171	*,e	Biovitrum AB	1,654
106,028	*,e	Bluebird Bio, Inc	9,638
48,596	*	Blueprint Medicines Corp	1,943
13,382		Boiron S.A.	1,222
20,132		Boryung Pharmaceutical Co Ltd	905
4,040,580		Bristol-Myers Squibb Co	219,727
294,569		Bruker BioSciences Corp	6,872
298,261	*	BTG plc	2,192
18,219		Bukwang Pharmaceutical Co Ltd	348
164,556		Cadila Healthcare Ltd	1,120
160,006	*	Cambrex Corp	8,808
12,601	*	Camurus AB	169
170,358	*,e	Canopy Growth Corp	1,364
254,458	*,e	Cara Therapeutics Inc	4,679
3,121		Caregen Co Ltd	180
335,725	*	Catalent, Inc	9,508
2,857,324	*,n	Celgene Corp	355,537
4,756		Cell Biotech Co Ltd	146
183,513	*,e	Celldex Therapeutics, Inc	662
18,466	*,e	Cellectis S.A.	443
11,466	*	Celltrion Pharm Inc	217
88,128	*,e	Celltrion, Inc	7,100
25,785	*,e	Cellular Biomedicine Group, Inc	304
195,647	*,e	Cempra, Inc	734
94,411	*	Center Laboratories, Inc	188
227,738	*	Charles River Laboratories International, Inc	20,485
110,242	*	ChemoCentryx, Inc	803
109,451	*	Chimerix, Inc	698
10,235,300	*,e,m	China Animal Healthcare Ltd	13
3,809,900	e	China Medical System Holdings Ltd	6,759
17,920,000	*	China Regenerative Medicine International Ltd	612
684,000		China Shineway Pharmaceutical Group Ltd	749
11,018		Chong Kun Dang Pharm Corp	670
27,603		Chong Kun Dang Pharmaceutical Corp	2,728
9,462		Choongwae Pharma Corp	378
60,111	*,e	ChromaDex Corp	162
300,400		Chugai Pharmaceutical Co Ltd	10,341
115

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
31,037	*,e	Cidara Therapeutics, Inc	$242
389,632		Cipla Ltd	3,558
2,302,000	e	CK Life Sciences International Holdings, Inc	196
0	*	Clal Biotechnology Industries Ltd	0	^
19,257	*,e	Clearside Biomedical, Inc	153
71,464		Clinigen Group plc	712
290,983	*,e	Clovis Oncology, Inc	18,527
66,717	*,e	CMG Pharmaceutical Co Ltd	206
36,900	e	CMIC Co Ltd	475
565,084	*,e	Coherus Biosciences, Inc	11,952
32,629	*,e	Collegium Pharmaceutical, Inc	328
113,944	*	Concert Pharmaceuticals Inc	1,944
773,000	e	Consun Pharmaceutical Group Ltd	448
290,642	*	Corcept Therapeutics, Inc	3,185
7,181	*,e	Corvus Pharmaceuticals, Inc	149
5,024	e	COSMO Pharmaceuticals NV	823
16,415	*	CrystalGenomics, Inc	226
580,241		CSL Ltd	55,556
10,869,961		CSPC Pharmaceutical Group Ltd	14,241
385,459	*	Curis, Inc	1,072
81,669	*	Cytokinetics, Inc	1,049
44,545	*,e	CytomX Therapeutics, Inc	769
161,454	*,e	CytRx Corp	72
9,236		Dae Hwa Pharmaceutical Co Ltd	176
7,535		Daehan New Pharm Co Ltd	111
50,937		Daewon Pharmaceutical Co Ltd	929
7,367		Daewoong Co Ltd	345
3,756		Daewoong Pharmaceutical Co Ltd	283
964,852		Daiichi Sankyo Co Ltd	21,768
1,204,000		Dawnrays Pharmaceutical Holdings Ltd	699
13,087	*,e	DBV Technologies S.A.	915
217,410	*,e	Depomed, Inc	2,729
92,925	*	Dermira, Inc	3,170
41,249	*,e	Dimension Therapeutics, Inc	72
149,958		Dishman Pharmaceuticals & Chemicals Ltd	667
117,651		Divi S Laboratories Ltd	1,130
13,953		Dong-A Pharmaceutical Co Ltd	1,648
3,089		Dong-A ST Co Ltd	259
25,472		DongKook Pharmaceutical Co Ltd	1,467
165,432		Dr Reddy’s Laboratories Ltd	6,698
339,566	*	Durect Corp	357
75,027	*,e	Dynavax Technologies Corp	446
17,742	*,e	Eagle Pharmaceuticals, Inc	1,472
32,303	*	Edge Therapeutics, Inc	294
13,048	*,e	Editas Medicine, Inc	291
48,393	*,e	Egalet Corp	247
8,089	*	Eiger BioPharmaceuticals, Inc	93
213,861		Eisai Co Ltd	11,106
4,287,221		Eli Lilly & Co	360,598
65,151	*	Emergent Biosolutions, Inc	1,892
31,547	*	Enanta Pharmaceuticals, Inc	972
469,080	*	Endo International plc	5,235
99,286	*,e	Endocyte, Inc	255
116

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
344,011	*	Enzo Biochem, Inc	$2,879
78,134	*,e	Epizyme, Inc	1,340
22,800		EPS Co Ltd	321
28,232	*	Esperion Thereapeutics, Inc	997
10,648		Eurofins Scientific	4,631
96,788	*	Evotec AG.	944
232,567	*,e	Exact Sciences Corp	5,493
1,007,632	*	Exelixis, Inc	21,835
487,995		Faes Farma S.A. (Sigma)	1,739
81,352		FDC Ltd	255
224,332	*	FibroGen, Inc	5,530
112,542	*	Five Prime Therapeutics, Inc	4,068
25,953	*,e	Flex Pharma, Inc	114
62,565	*,e	Flexion Therapeutics Inc	1,684
58,856	*	Fluidigm Corp	335
82,256	*,e	Fortress Biotech, Inc	304
26,632	*,e	Foundation Medicine, Inc	859
32,470	*	Galapagos NV	2,811
25,350	*,e	Galena Biopharma, Inc	15
8,268	*	Genexine Co Ltd	307
21,768	*,e	Genfit	683
75,416	*	Genmab AS	14,512
58,313	*	Genomic Health, Inc	1,836
654,400	*	Genomma Lab Internacional S.A. de C.V.	781
2,574,000	*,e	Genscript Biotech Corp	1,392
70,634		Genus plc	1,527
279,868	*,e	Geron Corp	635
27,974		Gerresheimer AG.	2,215
3,041,034		Gilead Sciences, Inc	206,547
11,479,372		GlaxoSmithKline plc	238,690
237,790		Glenmark Pharmaceuticals Ltd	3,120
118,500	*,e	Global Blood Therapeutics, Inc	4,367
23,206	*	GlycoMimetics Inc	126
46,785		Granules India Ltd	100
4,750		Green Cross Corp	673
19,110		Green Cross Holdings Corp	490
264,282		Grifols S.A.	6,484
8	*,m	GW Pharmaceuticals plc	0	^
1,401,548	*	H Lundbeck AS	65,051
216,548	*,e	Halozyme Therapeutics, Inc	2,806
19,842	*	Han All Pharmarceutical Co	236
3,997		Handok Pharmaceuticals Co Ltd	88
14,805		Hanmi Holdings Co Ltd	773
6,422		Hanmi Pharm Co Ltd	1,717
6,400	*,e	HEALIOS KK	103
80,295	*,e	Heron Therapeutics, Inc	1,204
36,246	*	Heska Corp	3,805
145,025	e	Hikma Pharmaceuticals plc	3,602
116,339		Hisamitsu Pharmaceutical Co, Inc	6,661
342,094	*	Horizon Pharma plc	5,056
11,004,062	e,m	Hua Han Bio-Pharmaceutical Holdings Ltd	14
1,894	*	Hugel, Inc	625
117

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
3,915		Humedix Co Ltd	$105
3,225	*	Huons Co Ltd	147
28,381	*,e	Hutchison China MediTech Ltd	1,154
365,867		Hypermarcas S.A.	3,389
212,600	*,e	Idera Pharmaceuticals, Inc	525
106,124	*	Ignyta, Inc	913
50,425		Il Dong Pharmaceutical Co Ltd	882
398,217	*	Illumina, Inc	67,952
10,805		Ilyang Pharmaceutical Co Ltd	361
37,090	*,e	Immune Design Corp	252
179,133	*,e	Immunogen, Inc	693
196,265	*,e	Immunomedics, Inc	1,270
182,848	*	Impax Laboratories, Inc	2,313
227,603	*	INC Research Holdings, Inc	10,436
500,621	*,n	Incyte Corp	66,918
1,343,199		Indivior plc	5,423
19,038		Indoco Remedies Ltd	73
177,476	*	Infinity Pharmaceuticals, Inc	573
33,553	*,e	Innate Pharma S.A.	417
160,313	e	Innoviva, Inc	2,217
42,184	*,e	Inotek Pharmaceuticals Corp	84
130,181	*,e	Inovio Pharmaceuticals, Inc	862
166,216	*	Insmed, Inc	2,910
44,317	*,e	Insys Therapeutics, Inc	466
14,652	*,e	Intellia Therapeutics, Inc	206
48,578	*,e	Intercept Pharmaceuticals, Inc	5,494
81,365	*	Intersect ENT, Inc	1,395
83,452	*,e	Intra-Cellular Therapies, Inc	1,356
110,252	*,e	Intrexon Corp	2,185
9,594	*	iNtRON Biotechnology, Inc	202
105,627	*,e	Invitae Corp	1,168
240,990	*,e	Ionis Pharmaceuticals, Inc	9,688
61,688		Ipca Laboratories Ltd	593
335,135		Ipsen	33,507
257,241	*,e	Ironwood Pharmaceuticals, Inc	4,389
10,100	*	Japan Tissue Engineering Co Lt	122
383,369	*	Jazz Pharmaceuticals plc	55,638
22,296		JB Chemicals & Pharmaceuticals Ltd	119
11,400		JCR Pharmaceuticals Co Ltd	253
4,886	e	Jeil Pharmaceutical Co	284
8,520,238		Johnson & Johnson	1,061,196
10,413	*	Jounce Therapeutics, Inc	229
126,249		Jubilant Organosys Ltd	1,556
117,459	*,e	Juno Therapeutics, Inc	2,606
75,237		JW Holdings Corp	537
23,533		JW Shinyak Corp	155
21,460	*,e	Kadmon Holdings, Inc	78
46,300		Kaken Pharmaceutical Co Ltd	2,621
52,044	*	Karyopharm Therapeutics, Inc	668
153,557	*,e	Keryx Biopharmaceuticals, Inc	946
95,800		Kissei Pharmaceutical Co Ltd	2,517
98,556	*,e	Kite Pharma, Inc	7,736
172,771	*	Knight Therapeutics, Inc	1,350
118

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
3,691		Kolon Life Science, Inc	$419
28,969	*,e	Komipharm International Co Ltd	970
32,851		Korea United Pharm Inc	539
86,899		Kwang Dong Pharmaceutical Co Ltd	692
61,536		Kyongbo Pharmaceutical Co Ltd	704
50,736		Kyorin Co Ltd	1,073
374,291		Kyowa Hakko Kogyo Co Ltd	5,948
5,204		Kyungdong Pharm Co Ltd	91
27,828	*,e	La Jolla Pharmaceutical Co	831
46,949		Laboratorios Almirall S.A.	762
55,937	*,e	Lannett Co, Inc	1,250
620,000	e	Lee’s Pharmaceutical Holdings Ltd	599
123,873	*,e	Lexicon Pharmaceuticals, Inc	1,776
43,559	*,e	Ligand Pharmaceuticals, Inc (Class B)	4,610
8,900	e	Linical Co Ltd	118
109,547	*	Lion Biotechnologies, Inc	816
39,414	*,e	Lipocine, Inc	154
166,370	e	Livzon Pharmaceutical Group, Inc	980
424,340		Lonza Group AG.	80,209
34,000	*	Lotus Pharmaceutical Co Ltd	63
31,514	*,e	Loxo Oncology, Inc	1,326
103,852		Luminex Corp	1,908
394,988		Lupin Ltd	8,792
944,500	e	Luye Pharma Group Ltd	571
6,732	*	Macrogen, Inc	175
62,981	*	MacroGenics, Inc	1,171
211,087	*	Mallinckrodt plc	9,408
55,453	*,e	MannKind Corp	82
175,620		Marksans Pharma Ltd	128
1,598,609	*,e	Mayne Pharma Group Ltd	1,740
137,966	*,e	Medicines Co	6,747
62,226	*,e	MediciNova, Inc	373
86,918	*	Medigen Biotechnology Corp	172
122,537	*	Medpace Holdings, Inc	3,658
3,464		Medy-Tox, Inc	1,434
259,100		Mega Lifesciences PCL	200
8,556,144		Merck & Co, Inc	543,657
174,215		Merck KGaA	19,852
5,029,957	*,e	Merrimack Pharmaceuticals, Inc	15,492
187,837	*,e	Mesoblast Ltd	327
62,709	*	Mettler-Toledo International, Inc	30,032
205,593	*,e	MiMedx Group, Inc	1,959
37,409	*,e	Minerva Neurosciences, Inc	303
44,001	*	Mirati Therapeutics, Inc	229
9,800		Mochida Pharmaceutical Co Ltd	729
5,833	*	Molecular Partners AG.	142
128,534	*	Momenta Pharmaceuticals, Inc	1,716
20,359	*,e	Morphosys AG.	1,195
2,599,099	*,n	Mylan NV	101,339
25,848	*	MyoKardia, Inc	340
17,523	*,e	Myovant Sciences Ltd	206
133,690	*,e	Myriad Genetics, Inc	2,567
119

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
28,800	*,e	NanoCarrier Co Ltd	$190
54,812	*	NanoString Technologies, Inc	1,089
39,051	*,e	NantKwest, Inc	139
86,339		Natco Pharma Ltd	1,129
74,012	*	Natera, Inc	656
11,961	*	Naturalendo Tech Co Ltd	168
336,259	*	Nektar Therapeutics	7,892
110,093	*	NeoGenomics, Inc	869
34,583	*,e	Neos Therapeutics, Inc	249
191,736	*	Neurocrine Biosciences, Inc	8,302
22,400	*	Neuroderm Ltd	595
79,171	*,e	NewLink Genetics Corp	1,908
10,743	*,e	Newron Pharmaceuticals S.p.A	241
31,750	e	Nichi-iko Pharmaceutical Co Ltd	495
86,100		Nippon Shinyaku Co Ltd	4,397
8,024	*,e	Novan, Inc	51
3,162,716		Novartis AG.	234,855
662,860	*,e	Novavax, Inc	848
2,342,368		Novo Nordisk AS	80,434
116,000	*	OBI Pharma, Inc	1,044
97,119	*,e	Ocular Therapeutix, Inc	901
77,445	*,e	Omeros Corp	1,171
38,970	*,e	OncoMed Pharmaceuticals, Inc	359
94,300	*,e	OncoTherapy Science, Inc	208
130,923		Oneness Biotech Co Ltd	130
376,195	*,e	Ono Pharmaceutical Co Ltd	7,801
101,727	*	Ophthotech Corp	372
644,254	*,e	Opko Health, Inc	5,154
195,857	*,e	Organovo Holdings, Inc	623
148,433		Orion Oyj (Class B)	7,743
45,003	*	Otonomy, Inc	551
469,046		Otsuka Holdings KK	21,229
63,833	*,e	OvaScience, Inc	119
155,359	*,e	Pacific Biosciences of California, Inc	803
109,096	*	Pacira Pharmaceuticals, Inc	4,975
1,782,786	*,e	Paion AG.	4,410
65,805	*,e	Paratek Pharmaceuticals, Inc	1,267
134,888	*	Parexel International Corp	8,513
88,208	*	Patheon NV	2,323
327,861		PDL BioPharma, Inc	744
45,700	*,e	PeptiDream, Inc	2,158
4,383	*	Peptron, Inc	167
323,251	*	PerkinElmer, Inc	18,768
150,287		Perrigo Co plc	9,978
176,082	*	Pfenex, Inc	1,023
17,042		Pfizer Ltd	503
17,438,608		Pfizer, Inc	596,575
138,448	*,e	Pharma Mar S.A.	440
3,086		PHARMA RESEARCH PRODUCTS Co Ltd	90
57,229		PharmaEngine Inc	383
117,000	*	PharmaEssentia Corp	604
14,000		Pharmally International Holding Co Ltd	218
463,244	e	PharmAthene, Inc	376
120

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
107,636		Phibro Animal Health Corp	$3,025
121,864		Piramal Healthcare Ltd	3,572
187,684	*	Portola Pharmaceuticals, Inc	7,355
134,247	*	PRA Health Sciences, Inc	8,757
217,946	*	Prestige Brands Holdings, Inc	12,109
15,113		Probi AB	707
139,958	*,e	Progenics Pharmaceuticals, Inc	1,321
457,254	*	ProMetic Life Sciences, Inc	791
14,700	*	Protagonist Therapeutics, Inc	188
19,602	*,e	Proteostasis Therapeutics, Inc	153
84,966	*,e	Prothena Corp plc	4,740
52,762,431		PT Kalbe Farma Tbk	6,098
71,222	*	PTC Therapeutics, Inc	701
75,378	*,e	Puma Biotechnology, Inc	2,804
342,209		QIAGEN NV	9,914
112,695	*	QIAGEN NV	3,271
369,218	*	Quintiles Transnational Holdings, Inc	29,733
7,837	*	Ra Pharmaceuticals, Inc	167
62,595	*	Radius Health, Inc	2,419
12,428	*,e	Reata Pharmaceuticals, Inc	281
33,209		Recipharm AB	460
355,091		Recordati S.p.A.	12,035
156,782	*	Regeneron Pharmaceuticals, Inc	60,755
39,957	*	REGENXBIO, Inc	771
93,420	*,e	Regulus Therapeutics, Inc	154
65,971	*	Repligen Corp	2,322
540,819	*	Retrophin, Inc	9,984
41,977	*	Revance Therapeutics, Inc	873
3,906		Reyon Pharmaceutical Co Ltd	101
139,763		Richter Gedeon Rt	3,174
383,549	*,e	Rigel Pharmaceuticals, Inc	1,270
1,132,518		Roche Holding AG.	289,623
73,200		Rohto Pharmaceutical Co Ltd	1,374
78,845	*	Sage Therapeutics, Inc	5,604
26,918		Samjin Pharmaceutical Co Ltd	781
27,548	*,e	Samsung Biologics Co Ltd	4,261
12,300	*,e	SanBio Co Ltd	130
141,705	*,e	Sangamo Biosciences, Inc	737
8,685		Sanofi India Ltd	629
2,135,437		Sanofi-Aventis	193,033
344,938		Santen Pharmaceutical Co Ltd	5,010
3,930	*,e	Santhera Pharmaceutical Holding AG.	302
163,793	*,e	Sarepta Therapeutics, Inc	4,848
56,300	e	Sawai Pharmaceutical Co Ltd	3,057
64,782	*	Schnell Biopharmaceuticals, Inc	194
223,371	*	Sciclone Pharmaceuticals, Inc	2,189
192,847		Scinopharm Taiwan Ltd	275
362,441	*,e,n	Seattle Genetics, Inc	22,783
113,932	*,e	Seegene, Inc	3,353
1,056,600		Seikagaku Corp	17,630
5,133	*	Selecta Biosciences, Inc	74
121

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
69,711	*	Sequent Scientific Ltd	$138
96,731	*,e	Seres Therapeutics, Inc	1,090
368,000	e	Shandong Luoxin Pharmacy Stock Co Ltd	774
748,000		Shandong Xinhua Pharmaceutical Co Ltd	638
211,200		Shanghai Dingli Technology Dev	197
440,251	e	Shanghai Fosun Pharmaceutical Group Co Ltd	1,620
159,000	e	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co Ltd	131
36,200	g	Shanghai Haohai Biological Technology Co Ltd	167
49,700		Shanghai Shenqi Pharmaceutical Investment Management Co Ltd	79
19,886		Shilpa Medicare Ltd	195
743,379		Shionogi & Co Ltd	38,483
1,106,381		Shire Ltd	64,466
104,663		Shire plc (ADR)	18,235
6,528		Siegfried Holding AG.	1,719
15,694,000		Sihuan Pharmaceutical Holdings	5,962
4,611,205		Sino Biopharmaceutical	3,797
44,834		Sirtex Medical Ltd	613
74,531	*,e	Sorrento Therapeutics, Inc	294
13,100	*,e	Sosei Group	1,279
37,690	*,e	Spark Therapeutics, Inc	2,010
206,727	*	Spectrum Pharmaceuticals, Inc	1,344
4,779,703	e	SSY Group Ltd	1,901
46,297		ST Pharm Co Ltd	1,689
173,116		Stada Arzneimittel AG.	10,603
2,694	*	Stallergenes Greer plc	92
50,031	*,e	Stemline Therapeutics, Inc	428
76,043		Strides Arcolab Ltd	1,286
63,176	*,e	Sucampo Pharmaceuticals, Inc (Class A)	695
598,449	e	Sumitomo Dainippon Pharma Co Ltd	9,903
51,179	*	Sun Pharma Advanced Research Company Ltd	249
1,707,568		Sun Pharmaceutical Industries Ltd	18,097
190,313	*	Supernus Pharmaceuticals, Inc	5,957
42,688		Suven Life Sciences Ltd	109
20,124	*,e	Syndax Pharmaceuticals, Inc	276
706,674	*,e	Synergy Pharmaceuticals, Inc	3,293
201,520	*,e	Synthetic Biologics, Inc	127
4,608	*	Syros Pharmaceuticals, Inc	73
33,548	*,e	T2 Biosystems, Inc	176
214,799	*	Taigen Biopharmaceuticals Holdings Ltd	186
172,000	*	TaiMed Biologics, Inc	1,009
41,557		Taisho Pharmaceutical Holdings Co Ltd	3,384
28,339	*	Taiwan Liposome Co Ltd	108
37,400		Takara Bio, Inc	514
872,464		Takeda Pharmaceutical Co Ltd	41,073
487,078	e	Tanabe Seiyaku Co Ltd	10,170
24,438	*,e	Taro Pharmaceutical Industries Ltd	2,850
22,792		Tecan Group AG.	3,639
75,930	*,e	Teligent, Inc	593
291,384	*,e	TESARO, Inc	44,835
134,961	*	Tetraphase Pharmaceuticals, Inc	1,240
542,209		Teva Pharmaceutical Industries Ltd (ADR)	17,399
73,764	*,e	TG Therapeutics, Inc	859
122

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
292,331	*,e	TherapeuticsMD, Inc	$2,105
97,427	*,e	Theravance Biopharma, Inc	3,587
876,390		Thermo Fisher Scientific, Inc	134,614
340,200		Tianjin ZhongXin Pharmaceutical Group Corp Ltd	328
40,745	*,e	Titan Pharmaceuticals, Inc	134
20,027	*,m	Tobira Therapeutics, Inc	275
29,035	*,e	Tokai Pharmaceuticals, Inc	24
1,333,000		Tong Ren Tang Technologies Co Ltd	2,371
11,700		Torii Pharmaceutical Co Ltd	303
7,700		Towa Pharmaceutical Co Ltd	391
186,775	*	Trevena, Inc	685
58,388	*,e	Trovagene, Inc	67
163,592		Tsumura & Co	5,142
311,917		TTY Biopharm Co Ltd	1,120
55,000	*	TWi Pharmaceuticals, Inc	165
308,502		UCB S.A.	23,930
110,300	*	Ultragenyx Pharmaceutical, Inc	7,476
43,462		Unichem Laboratories Ltd	192
509,500	*,e	United Laboratories Ltd	332
144,837	*	United Therapeutics Corp	19,608
429,739	*,e	Valeant Pharmaceuticals International, Inc	4,747
382,359	*	Vanda Pharmaceuticals, Inc	5,353
472,315	*	Vectura Group plc	904
53,543	*	Veracyte, Inc	492
157,001	*	Versartis, Inc	3,352
953,937	*	Vertex Pharmaceuticals, Inc	104,313
3,284		Virbac S.A.	514
11,076	*	ViroMed Co Ltd	934
60,978	*,e	Vital Therapies, Inc	244
10,060		Vitrolife AB	482
24,683	*,e	Voyager Therapeutics, Inc	327
16,641	*	vTv Therapeutics, Inc	109
159,591	*	VWR Corp	4,500
189,198	*	Waters Corp	29,574
13,875	*,e	WaVe Life Sciences Pte Ltd	382
38,542		Whanin Pharmaceutical Co Ltd	543
5,424,000	e	Winteam Pharmaceutical Group Ltd	2,989
23,282		Wockhardt Ltd	258
35,077	*,e	XBiotech, Inc	578
179,971	*	Xencor Inc	4,305
9,114		Yuhan Corp	1,814
72,565	*,e	Yungjin Pharmaceutical Co Ltd	530
393,050		YungShin Global Holding Corp	584
157,397	*	Zafgen, Inc	733
15,277	*,e	Zealand Pharma AS	246
23,300		Zeria Pharmaceutical Co Ltd	359
237,333	*,e	ZIOPHARM Oncology, Inc	1,505
2,041,698		Zoetis, Inc	108,965
51,239	*	Zogenix, Inc	556
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	8,555,607
123

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
REAL ESTATE - 3.6%
18,050,000		8990 Holdings, Inc	$2,445
1,558,243		Abacus Property Group	3,856
159,177		Acadia Realty Trust	4,785
1,313		Activia Properties Inc	6,262
20,297	*,e	ADLER Real Estate AG.	303
44,945	g	ADO Properties S.A.	1,614
1,199		Advance Residence Investment Corp	3,286
33,966	e	Aedifica S.A.	2,559
27,876		Aeon Mall Co Ltd	440
5,257	e	AEON REIT Investment Corp	5,847
1	*	Africa Israel Investments Ltd	0	^
26,682		Africa Israel Properties Ltd	540
1,288,518	e	Agile Property Holdings Ltd	1,117
68,712		Agree Realty Corp	3,295
485,841		AIMS AMP Capital Industrial REIT	481
65,008	*	Airport City Ltd	836
3,068,264		Aldar Properties PJSC	1,888
91,914		Alexander & Baldwin, Inc	4,092
4,162		Alexander’s, Inc	1,797
101,946		Alexandria Real Estate Equities, Inc	11,267
76,920		Aliansce Shopping Centers S.A.	378
10,131,158	e	Allco Commercial Real Estate Investment Trust	9,271
32,141		Allied Properties Real Estate Investment Trust	872
26,639		Allreal Holding AG.	4,351
268,465		Alony Hetz Properties & Investments Ltd	2,530
204,083	e	Alstria Office REIT-AG.	2,495
33,589	*,e	Altisource Portfolio Solutions S.A.	1,236
29,103		Altus Group Ltd	637
4,117,800		Amata Corp PCL (Foreign)	2,133
249,142		American Assets Trust,Inc	10,424
263,398		American Campus Communities, Inc	12,535
698,311		American Homes 4 Rent	16,033
863,965		American Tower Corp	105,006
384,334		Amot Investments Ltd	1,857
943,200		Ananda Development PCL (FOREIGN)	137
5,646		ANF Immobilier	122
3,501,960	*	AP Thailand PCL (Foreign)	734
920,141		Apartment Investment & Management Co (Class A)	40,808
520,035		Apple Hospitality REIT, Inc	9,933
95,000	e	Ardepro Co Ltd	125
1,577,596		Argosy Property Ltd	1,073
252,686		Armada Hoffler Properties, Inc	3,510
2,039,889		Arrowhead Properties Ltd (Class A)	1,391
116,547		Artis Real Estate Investment Trust	1,159
1,530,400	e	Ascendas Hospitality Trust	853
1,229,900		Ascendas India Trust	989
517,976		Ascendas REIT	933
2,447,519	e	Ascott Residence Trust	1,898
228,297		Ashford Hospitality Prime, Inc	2,422
219,951		Ashford Hospitality Trust, Inc	1,401
1,756,530		Assura Group Ltd	1,273
993,417	*	Attacq Ltd	1,262
29,709	*,e	AV Homes, Inc	489
124

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
328,722		AvalonBay Communities, Inc	$60,353
1,064,385		Aveo Group	2,609
52,189		Axia Real Estate SOCIMI S.A.	779
925,566		Axis Real Estate Investment Trust	345
8,729,315		Ayala Land, Inc	5,748
59,896		Azrieli Group	3,183
7,622,000		Bangkokland PCL	404
251,725		Barwa Real Estate Co	2,468
2,012		Bayside Land Corp	935
21,747		Befimmo SCA Sicafi	1,236
2,636,000		Beijing Capital Land Ltd	1,191
3,264,000	*	Beijing Enterprises Medical & Health Group Ltd	227
1,652,000		Beijing North Star Co	612
1,844,000	*,e	Beijing Properties Holdings Ltd	88
1,115,984		Beni Stabili S.p.A.	698
11,461		Big Shopping Centers Ltd	810
492,950		Big Yellow Group plc	4,512
1,230		BLife Investment Corp	3,203
8,968		Blue Square Real Estate Ltd	421
63,797		Bluerock Residential Growth REIT, Inc	785
32,519		Boardwalk REIT	1,153
595,388		Boston Properties, Inc	78,835
982,441		BR Malls Participacoes S.A.	4,547
60,808		BR Properties S.A.	178
172,617		Brandywine Realty Trust	2,802
721,655		British Land Co plc	5,516
359,585		Brixmor Property Group, Inc	7,717
10,356		Brookfield Canada Office Properties	243
763,571		Bunnings Warehouse Property Trust	1,662
69,757		BUWOG AG.	1,758
29,698,414	e	C C Land Holdings Ltd	7,873
195,571		CA Immobilien Anlagen AG.	4,293
664,300		Cache Logistics Trust	401
783,309		Cambridge Industrial Trust	325
138,324		Camden Property Trust	11,130
257,137		Canadian Apartment Properties REIT	6,439
34,922		Canadian Real Estate Investment Trust	1,273
558,700	e	CapitaCommercial Trust	617
624,248	e	Capital & Counties Properties	2,277
4,899,891		CapitaLand Ltd	12,718
1,122,181		CapitaMall Trust	1,580
1,369,400		CapitaMalls Malaysia Trust	504
440,632	e	CapitaRetail China Trust	466
93,159		Care Capital Properties, Inc	2,503
249,096		CareTrust REIT, Inc	4,190
4,500,000	*,e	Carnival Group International Holdings Ltd	486
441,386		Castellum AB	5,850
77,391		CatchMark Timber Trust Inc	892
580,300		Cathay Real Estate Development Co Ltd	413
334,402	e	CBL & Associates Properties, Inc	3,190
843,411	*	CBRE Group, Inc	29,342
500,200	e	CDL Hospitality Trusts	513
125

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
15,000,000		Cebu Holdings, Inc	$1,537
166,799	e	Cedar Realty Trust, Inc	837
47,423		Cedar Woods Properties Ltd	203
1,330,000		Central China Real Estate Ltd	329
1,413,658		Central Pattana PCL (Foreign)	2,417
379,176		Centuria Industrial REIT	718
4,067,636		Champion Real Estate Investment Trust	2,492
1,382,765		Charter Hall Group	5,830
189,775		Chatham Lodging Trust	3,748
244,548		Chesapeake Lodging Trust	5,859
4,157,667		Cheuk Nang Holdings Ltd	2,818
3,591,312		Cheung Kong Property Holdings Ltd	24,226
4,492,500		China Aoyuan Property Group Ltd	1,353
2,000,000	e	China Electronics Optics Valley Union Holding Co Ltd	196
5,028,663	e	China Evergrande Group	4,663
2,298,000	*,e	China Logistics Property Holdings Co Ltd	872
1,030,000		China Merchants Land Ltd	168
3,240,000	*,e	China Minsheng Drawin Technology Group Ltd	104
9,385,021	*	China New Town Development Co Ltd	513
767,000	*,e	China Overseas Grand Oceans Group Ltd	405
7,663,320		China Overseas Land & Investment Ltd	21,901
1,130,000	e	China Overseas Property Holdings Ltd	208
3,175,192		China Resources Land Ltd	8,588
5,112,400	e	China SCE Property Holdings Ltd	1,928
2,316,000	e	China South City Holdings Ltd	477
5,503,315		China Vanke Co Ltd	14,884
335,500	e	Chinese Estates Holdings Ltd	517
34,956		Choice Properties REIT	364
151,088		Chong Hong Construction Co	369
9,112,758		CIFI Holdings Group Co Ltd	3,541
128,779		City Developments Ltd	938
172,509		City Office REIT, Inc	2,096
394,315	e	Citycon Oyj	933
49,444		Cofinimmo	5,642
82,624		Colliers International Group, Inc	3,909
1,093,885		Colony NorthStar, Inc	14,122
553,629		Colony Starwood Homes	18,796
515,000	e	Colour Life Services Group	332
457,937		Columbia Property Trust, Inc	10,189
1,193	*,e	Comforia Residential REIT, Inc	2,710
237,792		Cominar Real Estate Investment Trust	2,575
34,307		Community Healthcare Trust, Inc	820
248,800		Concentradora Fibra Danhos S.A. de C.V.	412
394,200		Concentradora Fibra Hotelera Mexicana S.A. de C.V.	320
7,547		Consolidated-Tomoka Land Co	404
24,770	*,m	Conwert Immobilien Invest SE	427
452,308		CoreCivic, Inc	14,212
23,771	e	CorEnergy Infrastructure Trust, Inc	803
106,586		Coresite Realty	9,598
629,936		Corp Inmobiliaria Vesta SAB de C.V.	876
103,333	e	Corporate Office Properties Trust	3,420
6,181,628		Country Garden Holdings Co Ltd	5,559
133,696	e	Countrywide plc	261
126

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
703,309		Cousins Properties, Inc	$5,816
1,552		Crescendo Investment Corp	1,169
1,790,391		Croesus Retail Trust	1,139
33,209		Crombie Real Estate Investment Trust	348
2,387,566		Cromwell Group	1,742
1,275,825		Crown Castle International Corp	120,502
702,000	*,e	Crown International Corp Ltd	130
20,488,943		CSI Properties Ltd	936
95,412		CT Real Estate Investment Trust	1,079
408,302		CubeSmart	10,600
434,086	e	CyrusOne, Inc	22,342
56,612	*	D Carnegie & Co AB	655
758	*	DA Office Investment Corp	3,878
190,100		Daibiru Corp	1,673
356,000		Daikyo, Inc	708
2,595,900		Daiman Development BHD	1,330
47,720		Daito Trust Construction Co Ltd	6,561
489,187		Daiwa House Industry Co Ltd	14,061
234,269		DCT Industrial Trust, Inc	11,273
805,208		DDR Corp	10,089
1,886,725		Delta Property Fund Ltd	1,249
128,950		Derwent London plc	4,543
401,567		Deutsche Annington Immobilien SE	14,148
170,456		Deutsche Euroshop AG.	6,968
388,767		Deutsche Wohnen AG.	12,803
605,943		Dexus Property Group	4,523
1,292,077	*	Deyaar Development PJSC	200
593,713		DiamondRock Hospitality Co	6,620
123,779		DIC Asset AG.	1,229
289,937		Digital Realty Trust, Inc	30,846
439,374		Dios Fastigheter AB	2,156
9,147,072		DLF Ltd	20,939
82,188	*	Dogus Gayrimenkul Yatirim Ortakligi AS	92
371,463		Dongwon Development Co Ltd	1,428
857,850		DoubleDragon Properties Corp	917
152,704		Douglas Emmett, Inc	5,864
56,657		Dream Global REIT	410
23,150		Dream Industrial Real Estate Investment Trust	143
41,379		Dream Office Real Estate Investment Trust	599
45,780	*	Dream Unlimited Corp	234
365,564		Duke Realty Corp	9,603
188,802		DuPont Fabros Technology, Inc	9,363
61,317	e	Easterly Government Properties, Inc	1,213
628,762		Eastern & Oriental BHD	274
70,436		EastGroup Properties, Inc	5,179
906,700	*	Eco World Development Group BHD	322
203,237		Education Realty Trust, Inc	8,302
2,166,429		Emaar Malls Group PJSC	1,559
6,271,047		Emaar Properties PJSC	12,472
1,193,585	e	Emira Property Fund Ltd	1,250
14,082,761		Emlak Konut Gayrimenkul Yatiri	11,237
2,057,333		Emperor International Holdings	640
127

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
366,607		Empire State Realty Trust, Inc	$7,567
391,614		Empiric Student Property plc	531
181,400		Entertainment Properties Trust	13,356
273,377	g	Entra ASA	2,988
163,144		Equinix, Inc	65,318
242,824	*	Equity Commonwealth	7,581
436,938	e	Equity Lifestyle Properties, Inc	33,670
1,064,750		Equity Residential	66,249
984,765	*	Eshraq Properties Co PJSC	286
196,724		Essex Property Trust, Inc	45,548
64,496		Eurobank Properties Real Estate Investment Co	564
41,794		Eurocommercial Properties NV	1,497
284,771		Extra Space Storage, Inc	21,184
882,369		Ezdan Holding Group QSC	3,823
160,434	e	Fabege AB	2,551
3,673,000	e	Fantasia Holdings Group Co Ltd	596
2,025,922		Far East Consortium	939
643,000		Far East Hospitality Trust	276
1,104,812		Farglory Land Development Co Ltd	1,495
48,223	e	Farmland Partners, Inc	539
96,951	*	Fastighets AB Balder	2,022
247,025		Federal Realty Investment Trust	32,978
646,436		FelCor Lodging Trust, Inc	4,855
5,807,806		Fibra Uno Administracion S.A. de C.V.	9,951
18,000,000		Filinvest Development Corp	2,834
62,493,000		Filinvest Land, Inc	2,040
90,586		First Capital Realty, Inc	1,364
453,764		First Industrial Realty Trust, Inc	12,084
113,895		First Potomac Realty Trust	1,171
864,226		First Real Estate Investment Trust	809
67,751		FirstService Corp	4,097
489,691		Folkestone Education Trust	1,032
50,578		Fonciere Des Regions	4,217
474,822		Forest City Realty Trust, Inc	10,342
247,739	*	Forestar Group, Inc	3,382
711,921		Fortress Income Fund Ltd	1,763
494,027		Fortress Income Fund Ltd (A Shares)	618
510,024		Four Corners Property Trust, Inc	11,644
206,881	e	Foxtons Group plc	249
204,128		Franklin Street Properties Corp	2,478
10,191,725		Franshion Properties China Ltd	3,270
429,200	e	Frasers Centrepoint Trust	647
778,100	e	Frasers Logistics & Industrial Trust	548
1,028		Frontier Real Estate Investment Corp	4,672
15,434	*	FRP Holdings, Inc	617
521	*	Fukuoka REIT Corp	854
8,052,500	e	Fullshare Holdings Ltd	3,567
1,464,000	e	Future Land Development Holdin	426
1,930,016		Gaming and Leisure Properties, Inc	64,501
377,958	e	Gateway Lifestyle	604
87,337		Gazit Globe Ltd	901
21,013		Gazit, Inc	442
567,141		GDI Property Group	453
128

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
22,667		Gecina S.A.	$3,073
3,328,000		Gemdale Properties and Investment Corp Ltd	223
207,373		Geo Group, Inc	9,616
50,910		Getty Realty Corp	1,286
1,957,384		GGP, Inc	45,372
47,911		Gladstone Commercial Corp	990
2,880,591		Global Logistic Properties	5,724
44,494	e	Global Medical REIT, Inc	404
130,982	*,e	Global Net Lease, Inc	3,154
454		Global One Real Estate Investment Corp	1,604
397,288	*	Globe Trade Centre S.A.	842
2,571,895	*,e	Glorious Property Holdings Ltd	288
3,469		GLP J-Reit	4,016
43,450		Godrej Properties Ltd	258
57,080		Goldcrest Co Ltd	1,028
468,000		Golden Land Property Development PCL	93
1,249,476	e	Goodman Property Trust	1,055
143,027	e	Government Properties Income Trust	2,994
919,186		GPT Group (ASE)	3,618
1,208,552		Grainger plc	3,726
299,468		Gramercy Property Trust	7,876
89,319	e	Grand City Properties S.A.	1,643
105,930		Granite REIT	3,706
352,115		Great Eagle Holdings Ltd	1,657
476,145		Great Portland Estates plc	3,886
2,403,473		Green REIT plc	3,487
1,286,000	*,e	Greenland Hong Kong Holdings Ltd	346
540,500	*,e	Greentown China Holdings Ltd	515
1,511		Griffin Land & Nurseries, Inc (Class A)	47
203,324	e	Growthpoint Properties Australia Ltd	492
2,326,654		Growthpoint Properties Ltd	4,485
460,000	*	Grupo GICSA S.A. de C.V.	315
458,000	*	Guangdong Land Holdings Ltd	110
2,901,085		Guangzhou R&F Properties Co Ltd	4,532
738,000	e	Guorui Properties Ltd	213
111,197		H&R Real Estate Investment Trust	1,929
67,750	e	Hamborner AG.	690
420,520		Hammerson plc	3,007
116,000		Hang Lung Group Ltd	495
8,847,110		Hang Lung Properties Ltd	23,000
1,154	e	Hankyu Reit, Inc	1,562
1,743,935		Hansteen Holdings plc	2,611
1,374,608		HCP, Inc	42,998
1,050	*	Health Care & Medical Investment Corp	941
293,105		Healthcare Realty Trust, Inc	9,526
605,205		Healthcare Trust of America, Inc	19,040
106,200	e	Heiwa Real Estate Co Ltd	1,506
257,762		Helical Bar plc	1,012
201,548		Heliopolis Housing	329
358,581		Hemfosa Fastigheter AB	3,197
2,143,017		Henderson Land Development Co Ltd	13,288
81,428		Hersha Hospitality Trust	1,530
129

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
244,699		HFF, Inc (Class A)	$6,771
26,087,062		Hibernia REIT plc	34,648
3,118,042		Highwealth Construction Corp	5,482
294,304		Highwoods Properties, Inc	14,459
164,594		Hispania Activos Inmobiliarios SAU	2,362
199,880	*,e	HKC Holdings Ltd	117
119,300	*	HNA Innovation Hainan Co Ltd	63
1,428,594		Hongkong Land Holdings Ltd	10,979
1,050,000		Hopson Development Holdings Ltd	967
464	*,e	Hoshino Resorts REIT, Inc	2,448
235,467		Hospitality Properties Trust	7,424
2,185,923		Host Marriott Corp	40,789
211,448	*	Housing Development & Infrastruture Ltd	267
82,769	*	Howard Hughes Corp	9,705
647,235		Huaku Development Co Ltd	1,491
98,000		Huang Hsiang Construction Co	148
424,030		Hudson Pacific Properties	14,688
254,920		Hufvudstaden AB (Series A)	3,776
819		Hulic Reit, Inc	1,358
479,362		Hung Poo Real Estate Development Corp	408
406,000		Hung Sheng Construction Co Ltd	254
1,066,000		Hydoo International Holding Ltd	92
368,802		Hyprop Investments Ltd	3,373
371,752		Hysan Development Co Ltd	1,687
12,971		Icade	949
362,900	e	Ichigo Holdings Co Ltd	1,066
3,381	*	Ichigo Real Estate Investment Corp	2,130
2,807,400		IGB Real Estate Investment Trust	1,072
57,000		Iguatemi Empresa de Shopping Centers S.A.	597
1,033,051	e	Immobiliare Grande Distribuzione	904
1,355,948	*,e,m	Immoeast AG.	0
658,721	*,e,m	Immofinanz ANSPR NACHB AG.	0
1,186,322		Immofinanz Immobilien Anlagen AG.	2,266
325,985		Independence Realty Trust, Inc	3,054
180,065	*	Indiabulls Real Estate Ltd	243
361		Industrial & Infrastructure Fund Investment Corp	1,626
942,310	*	ING Office Fund	3,421
2,771,641		Ingenia Communities Group	5,739
193,657		Inmobiliaria Colonial S.A.	1,448
33,896		InterRent Real Estate Investment Trust	195
1,974		Intershop Holding AG.	981
10,089		Intervest Offices	256
287,164	e	Intu Properties plc	1,005
4,727		Invesco Office J-Reit, Inc	4,231
2,900	*	Investis Holding S.A.	168
14,000	e	Investors Cloud Co Ltd	593
220,590	e	Investors Real Estate Trust	1,308
6,266	*	Invincible Investment Corp	2,523
73,191	*	Invitation Homes, Inc	1,598
3,200,366		IOI Properties Group Sdn BHD	1,497
785,367	e	Irish Residential Properties REIT plc	1,039
499,915		Iron Mountain, Inc	17,832
1,626,123		Is Gayrimenkul Yatirim Ortakligi AS	649
130

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
27,000	e	iShares Dow Jones US Real Estate Index Fund	$2,119
133,600	*	iStar Financial, Inc	1,576
962	*	Japan Excellent, Inc	1,183
8,757		Japan Hotel REIT Investment Corp	6,049
783	*	Japan Logistics Fund Inc	1,686
311		Japan Prime Realty Investment Corp	1,206
321		Japan Real Estate Investment Corp	1,704
1,816	e	Japan Rental Housing Investments, Inc	1,334
600		Japan Retail Fund Investment Corp	1,178
1,620	*,e	Japan Senior Living Investment Corp	2,010
135,769	*	Jerusalem Economy Ltd	318
1,596,750	*,m	Jiangsu Future Land Co Ltd	3,832
512,000	*	Jiayuan International Group Ltd	240
52,273		Jones Lang LaSalle, Inc	5,826
71,900		Jowa Holdings Co Ltd	1,774
13,000,000	e	Joy City Property Ltd	1,925
2,827,995		K Wah International Holdings Ltd	1,879
424		Kenedix Realty Investment Corp	2,501
905		Kenedix Residential Investment Corp	2,547
1,395		Kenedix Retail REIT Corp	3,133
4,581,200		Kenedix, Inc	18,256
323,398		Kennedy-Wilson Holdings, Inc	7,179
571,017		Keppel DC REIT	490
2,516,504		Kerry Properties Ltd	8,729
50,786		Killam Apartment Real Estate Investment Trust	484
274,319		Kilroy Realty Corp	19,773
363,278		Kimco Realty Corp	8,025
1,670,000		Kindom Construction Co	1,203
229,510		Kite Realty Group Trust	4,934
1,298,209		Kiwi Property Group Ltd	1,297
79,600		KLCC Property Holdings BHD	143
111,094	e	Klepierre	4,316
785,189		Klovern AB (B Shares)	782
30,987		Korea Asset In Trust Co Ltd	238
111,552		Korea Real Estate Investment Trust Co	311
3,371,130	e	Kowloon Development Co Ltd	3,497
1,964,444	e	K-REIT Asia	1,475
462,049		KSL Holdings BHD	133
27,437	*,e	Kungsleden AB	156
138,227	e	Kungsleden AB	792
330,185		Kuoyang Construction Co Ltd	141
2,010,624		KWG Property Holding Ltd	1,457
80,388,935		Lai Fung Holdings Ltd	2,200
23,870,315		Lai Sun Development Co Ltd	615
42,461		Lamar Advertising Co	3,174
31,487	*	Lamda Development S.A.	157
779,063		Land Securities Group plc	10,347
3,830,000		Langham Hospitality Investments Ltd	1,617
70,646		Lar Espana Real Estate Socimi S.A.	544
250,056		LaSalle Hotel Properties	7,239
3,688	*,e	LaSalle Logiport REIT	3,417
89,550		LEG Immobilien AG.	7,340
131

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
654,712		Lend Lease Corp Ltd	$7,787
725,211		Leopalace21 Corp	3,747
453,092		Lexington Realty Trust	4,522
170,268		Liberty Property Trust	6,564
98,980		Life Storage, Inc	8,128
14,000	*	Lifestyle Properties Development Ltd	8
634,497		Link REIT	4,447
3,510,900	e	Lippo-Mapletree Indonesia Retail Trust	991
360,000		Liu Chong Hing Investment	514
4,046,000	e	Logan Property Holdings Co Ltd	2,136
461,457		London & Stamford Property plc	924
5,796,678		Longfor Properties Co Ltd	9,543
4,807,800		LPN Development PCL (Foreign)	1,694
340,000	*	LPS Brasil Consultoria de Imoveis S.A.	490
271,480		LSR Group (GDR)	996
117,982		LTC Properties, Inc	5,651
148,230		Macerich Co	9,546
266,400		Mack-Cali Realty Corp	7,177
254,923		Macquarie CountryWide Trust	845
1,626,171		Macquarie Goodman Group	9,615
1,104,190	e	Macquarie MEAG Prime REIT	596
10,610	e	Magnolia Bostad AB	98
910,476		Mah Sing Group BHD	298
465,100	e	Manulife US Real Estate Investment Trust	391
35,779	*,e,m	Mapeley Ltd	0	^
1,449,482		Mapletree Commercial Trust	1,585
2,687,200		Mapletree Greater China Commercial Trust	1,958
2,961,519	e	Mapletree Industrial Trust	3,768
3,926,273		Mapletree Logistics Trust	3,073
88,120	*	Marcus & Millichap, Inc	2,166
803,674		Matrix Concepts Holdings BHD	461
56,826	*	Mazaya Qatar Real Estate Development Q.S.C	225
62,187		MedEquities Realty Trust, Inc	697
731,590	e	Medical Properties Trust, Inc	9,430
1,103,417	*	Medinet Nasr Housing	1,411
141,679,310		Megaworld Corp	9,541
42,805		Melisron Ltd	2,385
39,142	e	Mercialys S.A	730
254,905		Merlin Properties Socimi S.A.	2,848
2,458,100		Mexico Real Estate Management S.A. de C.V.	2,751
1,632,162		MGM Growth Properties LLC	44,150
911		MID Reit, Inc	2,757
445,773		Mid-America Apartment Communities, Inc	45,353
970,929	*	Midland Holdings Ltd	259
30,620		Milestone Apartments Real Estate Investment Trust	497
1,144,000	e	Minmetals Land Ltd	147
1,766,903		Mirvac Group	2,956
834,081		Mitsubishi Estate Co Ltd	15,203
1,052,616		Mitsui Fudosan Co Ltd	22,475
567	*	Mitsui Fudosan Logistics Park, Inc	1,674
58,400		MKH BHD	40
12,508		Mobimo Holding AG.	3,237
340,276		Monmouth Real Estate Investment Corp (Class A)	4,856
132

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,194,910		Monogram Residential Trust, Inc	$11,913
23,895		Morguard Real Estate Investment Trust	286
1,334		Mori Hills REIT Investment Corp	1,788
977		Mori Trust Sogo Reit, Inc	1,513
93,743		Multiplan Empreendimentos Imobiliarios S.A.	1,985
108,442		National Health Investors, Inc	7,876
270,265		National Retail Properties, Inc	11,789
467,903		National Storage Affiliates Trust	11,183
981,760		National Storage REIT	1,073
1,244,000		Neo-China Land Group Holdings Ltd	287
232,471		New Europe Property Investments plc	2,412
265,192		New Senior Investment Group, Inc	2,705
10,681,733		New World Development Co Ltd	13,162
564,248	e	NewRiver REIT plc	2,388
105,922		Nexity	5,207
124,233		NexPoint Residential Trust, Inc	3,001
298,581		Nieuwe Steen Investments NV	1,226
357		Nippon Accommodations Fund, Inc	1,551
452		Nippon Building Fund, Inc	2,478
900	*,e	Nippon Healthcare Investment Corp	1,398
1,096		Nippon ProLogis REIT, Inc	2,376
4,157	*,e	NIPPON REIT Investment Corp	10,800
518,044		Nomura Real Estate Holdings, Inc	8,267
4,125		Nomura Real Estate Master Fund, Inc	6,416
109,301		NorthStar Realty Europe Corp	1,267
18,436		Northview Apartment Real Estate Investment Trust	303
58,338		NorthWest Healthcare Properties Real Estate Investment Trust	463
145,407		Norwegian Property ASA	169
620,000	e	NTT Urban Development Corp	5,408
93,215		Oberoi Realty Ltd	529
534,611		Omega Healthcare Investors, Inc	17,637
41,510		One Liberty Properties, Inc	970
198,400		Open House Co Ltd	4,772
2,273		Orix JREIT, Inc	3,599
781,900	e	OUE Hospitality Trust	386
575,244		Outfront Media, Inc	15,273
730,000		Overseas Chinese Town Asia Holdings Ltd	287
1,165,054		Palm Hills Developments SAE	209
441,152		Paramount Group, Inc	7,151
510,915	e	Park Hotels & Resorts, Inc	13,115
282,300		Parkway Life Real Estate Investment Trust	509
131,085		Parkway, Inc	2,607
1,262,976		Parque Arauco S.A.	3,346
32,562	*	Patrizia Immobilien AG.	577
695,700		Pavilion Real Estate Investment Trust	274
216,670	e	Pebblebrook Hotel Trust	6,329
142,796		Pennsylvania REIT	2,162
1,171,017		Phoenix Mills Ltd	6,820
728,756		Physicians Realty Trust	14,480
147,854		Piedmont Office Realty Trust, Inc	3,161
1,296,000		PLA Administradora Industrial S de RL de C.V.	2,120
133

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
720,100		Platinum Group PCL	$155
1,670,817	*,e	Poly Hong Kong Investment Ltd	697
6,766,160		Polytec Asset Holdings Ltd	549
80,064		Potlatch Corp	3,659
5,057,000	e	Powerlong Real Estate Holdings Ltd	1,920
16,301,000		PP Properti Tbk PT	355
1,821,295		Precinct Properties New Zealand Ltd	1,558
76,563		Preferred Apartment Communities, Inc	1,011
1,086		Premier Investment Co	1,228
464,532	e	Primary Health Properties plc	643
2,345,826		Prince Housing & Development Corp	920
1,405,600		ProLogis Property Mexico S.A. de C.V.	2,411
1,678,966		Prologis, Inc	87,105
980,000		Prosperity REIT	389
88,892		PS Business Parks, Inc	10,201
36,896		PSP Swiss Property AG.	3,357
4,331,500	*	PT Agung Podomoro Land Tbk	71
7,973,500		PT Alam Sutera Realty Tbk	217
7,631,647		PT Bumi Serpong Damai	1,079
26,421,052		PT Ciputra Development Tbk	2,439
54,019,100	*	PT Hanson International Tbk	576
5,283,500		PT Intiland Development Tbk	165
113,088,430		PT Kawasan Industri Jababeka Tbk	2,801
352,100	*	PT Lippo Cikarang Tbk	112
107,932,048		PT Lippo Karawaci Tbk	5,869
21,500,900		PT Modernland Realty Tbk	474
27,639,800		PT Pakuwon Jati Tbk	1,275
10,049,900		PT Summarecon Agung Tbk	1,011
335,374		Public Storage, Inc	73,417
4,347,501	*	Puravankara Projects Ltd	4,515
725,367		Pure Industrial Real Estate Trust	3,322
739,150	*,e	Purplebricks Group plc	2,630
322,805		QTS Realty Trust, Inc	15,737
86,353	*	Quality Care Properties, Inc	1,629
15,755,522		Quality House PCL	1,202
581,433	*	Radium Life Tech Co Ltd	216
221,579		RAIT Investment Trust	709
957,318		RAK Properties PJSC	164
315,258		Ramco-Gershenson Properties	4,420
328,067		Rayonier, Inc	9,297
34,904		Re/Max Holdings, Inc	2,075
208,780	*	Realia Business S.A.	211
417,041		Realogy Holdings Corp	12,424
241,495		Realty Income Corp	14,376
1,213,029	e	Rebosis Property Fund Ltd	1,144
978,848		Redefine International plc	452
4,722,606		Redefine Properties Ltd	3,872
26,943,000		Regal Real Estate Investment Trust	7,700
593,618		Regency Centers Corp	39,410
504,332		Reit Ltd	1,676
77,000	e	Relo Holdings, Inc	1,280
12,323,250	*,e	Renhe Commercial Holdings Co Ltd	309
261,642		Resilient REIT Ltd	2,276
134

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
596,496		Retail Opportunities Investment Corp	$12,544
610,113		Retail Properties of America, Inc	8,798
549,911		Rexford Industrial Realty, Inc	12,384
373,090		RioCan Real Estate Investment Trust	7,350
370,668		RLJ Lodging Trust	8,714
85,179		RMR Group, Inc	4,216
910,000		Road King Infrastructure	1,054
1,168,000		Robinsons Land Corp	535
1,324,500	*,e	Ronshine China Holdings Ltd	1,004
798,242	*	Ruentex Development Co Ltd	956
100,070		Ryman Hospitality Properties	6,187
6,268,209		S.A. Corporate Real Estate Fund Nominees Pty Ltd	2,570
2,415,173		Sabana Shari’ah Compliant Industrial REIT	872
203,629		Sabra Healthcare REIT, Inc	5,687
658,947		Safestore Holdings plc	3,115
900	*	Samty Residential Investment Corp	665
24,996,277		Sansiri PCL	1,484
33,260		Saul Centers, Inc	2,049
339,613		Savills plc	3,924
262,123	*	SBA Communications Corp	31,552
3,971,100		SC Asset Corp PCL	428
6,890,960		Scentre Group	22,591
413,334		Schroder Real Estate Investment Trust Ltd	320
826,759		Segro plc	4,727
659	*	Sekisui House Reit, Inc	873
815	e	Sekisui House SI Residential Investment Corp	906
143,528		Select Income REIT	3,702
90,825		Selvaag Bolig ASA	388
246,142		Senior Housing Properties Trust	4,984
49,608	e	Seritage Growth Properties	2,141
529,604		Shaftesbury plc	6,072
197,200		Shanghai Erfangji Co Ltd	219
73,900	*	Shanghai Huili Building Materials Co Ltd	88
1,126,187		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	1,777
127,400	*	Shenzhen International Enterprise Co Ltd	79
7,006,019		Shenzhen Investment Ltd	3,140
189,500		Shenzhen SEG Co Ltd	107
1,662,761		Shimao Property Holdings Ltd	2,643
351,913	*	Shining Building Business Co Ltd	130
79,834		Shoei Co Ltd	754
1,988,823		Shopping Centres Australasia Property Group	3,404
19,441,000		Shui On Land Ltd	4,380
1,100	*	SIA Reit, Inc	1,806
388,516		Siam Future Development PCL	72
157,809		Silver Bay Realty Trust Corp	3,388
759,571		Simon Property Group, Inc	130,669
1,518,500	*	Singha Estate PCL	213
1,705,169		Sino Land Co	2,990
1,736,000	*,e	Sinolink Worldwide Holdings Ltd	190
18,219,644		Sino-Ocean Land Holdings Ltd	8,560
169,614		Sinyi Realty Co	196
135

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,155,071	*	Six of October Development & Investment	$852
2,413		SK D&D Co Ltd	94
448,703		SL Green Realty Corp	47,841
8,167,690		SM Prime Holdings	4,606
58,893		Smart Real Estate Investment Trust	1,447
986,977		Sobha Developers Ltd	5,223
2,694,635		Soho China Ltd	1,442
566,600		Soilbuild Business Space REIT	273
55,400		Sonae Sierra Brasil S.A.	393
150,869		Sparkassen Immobilien AG.	1,807
598,900		SPH REIT	419
1,741,309		Spirit Realty Capital, Inc	17,639
540,932		Sponda Oyj	2,260
1,027,000	e	Spring Real Estate Investment Trust	435
423,639		ST Modwen Properties plc	1,725
98,757	*	St. Joe Co	1,684
239,278	*	STAG Industrial, Inc	5,987
303,462		Standard Life Investment Property Income Trust Ltd	334
4,501	e	Star Asia Investment Corp	3,919
2,200	*,e	Starts Proceed Investment Corp	2,954
3,585,797		Stockland Trust Group	12,715
534,935		STORE Capital Corp	12,774
12,198		Stratus Properties, Inc	334
25,240		Sumitomo Real Estate Sales Co Ltd	815
280,377		Sumitomo Realty & Development Co Ltd	7,282
425,508		Summit Hotel Properties, Inc	6,800
378,468		Sun Communities, Inc	30,402
94,000		Sun Frontier Fudousan Co Ltd	821
3,551,197		Sun Hung Kai Properties Ltd	52,204
2,315,522	e	Sunac China Holdings Ltd	3,006
1,417,000		Sunlight Real Estate Investment Trust	841
946,662		Sunstone Hotel Investors, Inc	14,512
1,862,398	e	Suntec Real Estate Investment Trust	2,384
1,066,458		Sunway BHD	782
1,184,600		Sunway Real Estate Investment	460
370,000		Supalai PCL	269
672,193		Swire Pacific Ltd (Class A)	6,719
5,953,901	e	Swire Properties Ltd	19,082
64,888		Swiss Prime Site AG.	5,713
401,466		TAG Tegernsee Immobilien und Beteiligungs AG.	5,402
604,814		Taiwan Land Development Corp	223
270,900	e	Takara Leben Co Ltd	1,211
1,477	*	Takara Leben Infrastructure Fu	1,334
1,129,861		Talaat Moustafa Group	575
305,314		Tanger Factory Outlet Centers, Inc	10,005
244,052		Taubman Centers, Inc	16,112
111,664		Technopolis plc	361
27,228	*	Tejon Ranch Co	596
154,385		Terreno Realty Corp	4,323
262,000		Tian Shan Development Holding Ltd	109
298,880		Ticon Industrial Connection PCL (Foreign)	137
92,801		Tier REIT, Inc	1,611
173,501		TLG Immobilien AG.	3,378
136

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
48,000		TOC Co Ltd	$397
364,600		Tokyo Tatemono Co Ltd	4,821
365,367		Tokyu Fudosan Holdings Corp	1,989
2,620		Tokyu REIT, Inc	3,299
493,167		Torunlar Gayrimenkul Yatirim Ortakligi AS	613
1,588,700		Tosei Corp	10,475
2,400	*,e	Tosei Reit Investment Corp	2,313
136,246	e	Tricon Capital Group, Inc	1,119
41,787	*,e	Trinity Place Holdings, Inc	305
2,516,573		Tritax Big Box REIT plc	4,559
593,300		Tropicana Corp BHD	134
207,531,700	*	U City PCL	181
280,476		UDR, Inc	10,170
1,156,500		UEM Land Holdings BHD	332
50,798		UMH Properties, Inc	773
151,556	e	Unibail-Rodamco	35,338
656,352		Unite Group plc	5,234
50,116,401	*	Unitech Ltd	4,330
338,209		United Development Co PSC	1,830
2,540		United Urban Investment Corp	3,905
433,283		Uniti Group, Inc	11,200
699,400		Univentures PCL	148
24,391		Universal Health Realty Income Trust	1,573
1,046,048		UOA Development BHD	638
133,777		UOL Group Ltd	666
177,674		Urban Edge Properties	4,673
68,377		Urstadt Biddle Properties, Inc (Class A)	1,406
58,552		Vastned Retail NV	2,214
732,380		Ventas, Inc	47,634
727,531		VEREIT, Inc	6,177
3,742,429		Vicinity Centres	8,095
11,992,700		Vista Land & Lifescapes, Inc	1,214
605,177	e	Viva Energy REIT	1,100
388,268		Vornado Realty Trust	38,947
1,738,753		Vukile Property Fund Ltd	2,495
164,831	e	Wallenstam AB	1,329
31,794		Warehouses De Pauw SCA	2,957
1,170,176		Washington Prime Group, Inc	10,169
144,871		Washington REIT	4,532
89,899	*,e	WCM Beteiligungs & Grundbesitz-AG.	294
112,314		Weingarten Realty Investors	3,750
801,761		Welltower, Inc	56,781
35,120		Wereldhave NV	1,546
1,914,460		Westfield Corp	12,987
1,868,792		Weyerhaeuser Co	63,502
5,416,235	*	WHA Corp PCL	495
3,445,332		Wharf Holdings Ltd	29,609
1,418,591	e	Wheelock & Co Ltd	11,221
133,655		Whitestone REIT	1,850
232,023		Wihlborgs Fastigheter AB	4,396
310,940		Wing Tai Holdings Ltd	419
290,770		Workspace Group plc	2,860
137

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
122,953		WP Carey, Inc	$7,650
14,721		WPT Industrial Real Estate Investment Trust	189
351,116		Xenia Hotels & Resorts, Inc	5,994
35,500	e	Xinyuan Real Estate Co Ltd (ADR)	157
1,974,700		Yanlord Land Group Ltd	2,562
788,200	*,e	Ying Li International Real Estate Ltd	87
3,276,366		Yoma Strategic Holdings Ltd	1,499
650,100		YTL Hospitality REIT	173
938,000	e	Yuexiu Real Estate Investment Trust	553
55,530,912		Yuexiul Property Co Ltd	9,434
5,163,120		Yuzhou Properties Co	2,155
2,826,800	*	Zhong An Real Estate Ltd	236
		TOTAL REAL ESTATE	4,246,960

RETAILING - 4.1%
111,278	*	1-800-FLOWERS.COM, Inc (Class A)	1,135
213,464		Aaron’s, Inc	6,348
33,139		ABC-Mart, Inc	1,942
130,971	e	Abercrombie & Fitch Co (Class A)	1,562
156,600		Adastria Holdings Co Ltd	3,905
194,010		Advance Auto Parts, Inc	28,764
12,600	e	Alpen Co Ltd	219
1,322,488	*,n	Amazon.com, Inc	1,172,439
404,208	e	American Eagle Outfitters, Inc	5,671
15,736	*,e	America’s Car-Mart, Inc	574
163,598	*,e	AO World plc	277
32,500		AOKI Holdings, Inc	377
36,541		Aoyama Trading Co Ltd	1,257
84,600		Arc Land Sakamoto Co Ltd	1,018
9,700		Asahi Co Ltd	113
39,608	*	Asbury Automotive Group, Inc	2,380
337,228	*,e	Ascena Retail Group, Inc	1,437
15,000	e	ASKUL Corp	441
316,126	*	ASOS plc	23,907
16,785	*,e	At Home Group, Inc	254
52,288	e	Autobacs Seven Co Ltd	777
20,520	e	AutoCanada, Inc	346
183,145	e	Automotive Holdings Group Ltd	576
164,802	*	Autonation, Inc	6,969
75,176	*	AutoZone, Inc	54,356
4,370,001		B&M European Value Retail S.A.	16,408
224,500	*	B2W Companhia Global Do Varejo	886
204,597	*	Barnes & Noble Education, Inc	1,962
276,895	e	Barnes & Noble, Inc	2,561
10		Beauty Community PCL (ADR)	0	^
1,428,000		Beauty Community PCL (Foreign)	436
456,955		Bed Bath & Beyond, Inc	18,031
36,300		Belluna Co Ltd	271
1,253,360		Berjaya Auto BHD	566
757,808		Best Buy Co, Inc	37,246
70,800	e	BIC CAMERA, Inc	651
66,261	e	Big 5 Sporting Goods Corp	1,001
138

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
87,967	e	Big Lots, Inc	$4,282
125,218		Bilia AB	2,584
861,988	*,e	boohoo.com plc	1,803
27,593	*,e	Boot Barn Holdings, Inc	273
537,000	*,e,m	Boshiwa International Holding	1
53,738	e	Buckle, Inc	1,000
27,714	*	Build-A-Bear Workshop, Inc	245
302,879	*	Burlington Stores, Inc	29,467
280,773		Burson Group Ltd	1,250
46,245	e	Byggmax Group AB	317
135,826	*	Cabela’s, Inc	7,214
229,278		Caleres, Inc	6,058
125,978	e	Camping World Holdings, Inc	4,062
83,727		Canadian Tire Corp Ltd	9,946
170,600		Canon Marketing Japan, Inc	3,397
628,348		Card Factory plc	2,244
460,548	*	Carmax, Inc	27,274
15,492	e	Cashbuild Ltd	432
78,479		Cato Corp (Class A)	1,723
548,527		Chico’s FAS, Inc	7,789
75,208	e	Children’s Place Retail Stores, Inc	9,029
1,223,000	e	China Animation Characters Co Ltd	507
2,352,000	*,e	China Beidahuang Industry Group Holdings Ltd	124
580,500	e	China Harmony New Energy Auto Holding Ltd	244
2,200,000	e	China Yongda Automobiles Services Holdings Ltd	2,064
9,260,500		China ZhengTong Auto Services Holdings Ltd	5,570
13,000		Chiyoda Co Ltd	305
30,300		Chori Co Ltd	529
379,000	e	Chow Sang Sang Holding	894
366,600		Cia Hering	2,104
109,921		Citi Trends, Inc	1,869
18,092		CJ O Shopping Co Ltd	3,388
27,822		Clas Ohlson AB (B Shares)	436
388,000	*,e,g	Cogobuy Group	549
490,900		Com7 PCL	153
27,437	*,e	Conn’s, Inc	240
34,817	*,e	Container Store Group, Inc	147
89,290		Core-Mark Holding Co, Inc	2,785
175,088		CST Brands, Inc	8,420
802,089	*	Ctrip.com International Ltd (ADR)	39,423
691,000	e	Dah Chong Hong Holdings Ltd	301
378,100	e	DCM Japan Holdings Co Ltd	3,496
906,898		Debenhams plc	618
79,395		Delek Automotive Systems Ltd	723
88,447	*	Destination XL Group, Inc	252
1,410,279		Dick’s Sporting Goods, Inc	68,624
492,286		Dickson Concepts International Ltd	175
69,699		Dieteren S.A.	3,261
46,526		Dillard’s, Inc (Class A)	2,431
24,125		Dogus Otomotiv Servis ve Ticaret AS	56
773,669		Dollar General Corp	53,948
271,461	*	Dollar Tree, Inc	21,299
139

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
309,655		Dollarama, Inc	$25,662
83,900		Don Quijote Co Ltd	2,920
17,500	e	Doshisha Co Ltd	325
132,631		DSW, Inc (Class A)	2,743
34,541	*	Dufry Group	5,259
17,482	*,e	Duluth Holdings, Inc	372
78,038		Dunelm Group plc	623
104,989	e,g	Dustin Group AB	791
52,183	e	EDION Corp	481
528,536	e	El Puerto de Liverpool SAB de C.V.	4,126
2,600,000	*	Empresas La Polar S.A.	186
2,215,100	*	Esprit Holdings Ltd	1,856
328,575	*	Etsy, Inc	3,493
84,305	g	Europris ASA	364
464,521		Expedia, Inc	58,609
219,853	*	Express Parent LLC	2,003
824,830		Far Eastern Department Stores Co Ltd	439
55,175		Fast Retailing Co Ltd	17,363
29,643	*	FF Group	566
118,415		Finish Line, Inc (Class A)	1,685
107,033	*,e	Five Below, Inc	4,636
586,539		Foot Locker, Inc	43,879
280,566		Foschini Ltd	3,229
228,595	*	Francesca’s Holdings Corp	3,509
168,804	e	Fred’s, Inc (Class A)	2,211
32,488	*	FTD Cos, Inc	654
14,100		Fuji Co Ltd	309
516,718	*	Future Enterprises Ltd	2,130
12,320	*	Gaia, Inc	123
433,040	e	GameStop Corp (Class A)	9,765
798,788		Gap, Inc	19,403
40,077	*	Genesco, Inc	2,222
298,871		Genuine Parts Co	27,619
42,100	e	Geo Corp	463
2,810,000		Giordano International Ltd	1,523
302,945	e	GNC Holdings, Inc	2,230
354,799	e	Golden Eagle Retail Group Ltd	551
12,491		GOLFZONYUWONHOLDINGS Co Ltd	69
47,025,844	e	GOME Electrical Appliances Holdings Ltd	6,416
68,790	e	Greencross Ltd	378
82,232		Group 1 Automotive, Inc	6,092
13,148	*	Groupe Fnac	948
3,235,969	*,e	Groupon, Inc	12,717
190,227	*,e	Grupo Famsa SAB de C.V.	73
10,631		GS Home Shopping, Inc	2,186
118,569	e	Guess?, Inc	1,322
50,000	e	Gulliver International Co Ltd	319
510		GwangjuShinsegae Co Ltd	112
154,857		Halfords Group plc	688
303,525	e	Hankyu Department Stores, Inc	4,879
1,216,075	e	Harvey Norman Holdings Ltd	4,206
36,167		Haverty Furniture Cos, Inc	881
10,146,762	*	Hengdeli Holdings Ltd	1,528
140

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
559,272		Hennes & Mauritz AB (B Shares)	$14,273
44,719	*,e	Hibbett Sports, Inc	1,319
25,800		Hikari Tsushin, Inc	2,519
5,442,651		Home Depot, Inc	799,144
3,709,894		Home Product Center PCL (Foreign)	1,042
6,491		Hornbach Baumarkt AG.	202
114,930	e	Hostelworld Group PLC	350
243,518		Hotai Motor Co Ltd	2,852
37,532	e	Hotel Shilla Co Ltd	1,515
184,634		HSN, Inc	6,850
56,511	e	Hudson’s Bay Co	459
12,911		Hyundai Department Store Co Ltd	1,166
4,753		Hyundai Home Shopping Network Corp	542
224,256	e	Imperial Holdings Ltd	2,748
862,187		Inchcape plc	9,090
2,091,614		Industria De Diseno Textil S.A.	73,659
11,409	*	Infibeam Incorporation Ltd	166
111,303		Interpark Corp	478
10,169		Interpark INT Corp	90
1,334,500	*	Intime Retail Group Co Ltd	1,676
236,828	e	Isetan Mitsukoshi Holdings Ltd	2,603
148,000		IT Ltd	64
30,600		Izumi Co Ltd	1,374
454,219		J Front Retailing Co Ltd	6,747
82,259		Jardine Cycle & Carriage Ltd	2,577
422,914	e	JB Hi-Fi Ltd	7,979
5,524,548	*,e	JC Penney Co, Inc	34,031
1,185,752		JD Sports Fashion plc	5,730
1,186,196	*	JD.com, Inc (ADR)	36,903
10,200	e	Jin Co Ltd	533
124,039		John Menzies plc	1,054
32,000		Joshin Denki Co Ltd	326
22,100	e	Joyful Honda Co Ltd	739
200,841		JUMBO S.A.	3,167
50,800	*	Jumei International Holding Ltd (ADR)	187
195,725		KappAhl Holding AB	1,012
26,087	e	Keiyo Co Ltd	133
120,825		Kering	31,229
523,355		Kingfisher plc	2,141
65,000	*	Kintetsu Department Store Co Ltd	199
29,280		Kirkland’s, Inc	363
905,592	e	Kohl’s Corp	36,052
20,700		Kohnan Shoji Co Ltd	392
14,986		Kolao Holdings	98
93,400		Komeri Co Ltd	2,311
213,100	e	K’s Holdings Corp	3,920
1,117,475		L Brands, Inc	52,633
27,662	*	Lands’ End, Inc	593
22,300	*,e	Laox Co Ltd	130
267,734	e	Lewis Group Ltd	828
3,537,119	e	Li & Fung Ltd	1,535
173,795	*	Liberty Expedia Holdings, Inc	7,904
141

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,967,997	*	Liberty Interactive Corp	$39,399
451,258	*	Liberty TripAdvisor Holdings, Inc	6,363
185,226	*	Liberty Ventures	8,239
661,500	*	Lifestyle China Group Ltd	198
46,741		Lithia Motors, Inc (Class A)	4,003
605,707	*	LKQ Corp	17,729
88,024		Lojas Americanas S.A.	373
752,694		Lojas Americanas S.A.(Preference)	3,933
689,145		Lojas Renner S.A.	6,120
690,088		Lookers plc	1,109
38,712		LOTTE Himart Co Ltd	1,855
45,442		Lotte Shopping Co Ltd	8,840
2,213,814		Lowe’s Companies, Inc	181,998
274,000	e	Luk Fook Holdings International Ltd	871
49,853	*,e	Lumber Liquidators, Inc	1,046
611,435	e	Macy’s, Inc	18,123
5,400	*	Magazine Luiza S.A.	305
27,696	*	Maisons du Monde S.A.	872
74,154	*,e	MakeMyTrip Ltd	2,566
993,000	*,e	Maoye International Holdings Ltd	96
55,837	*	MarineMax, Inc	1,209
51,690	*	Marisa Lojas S.A.	124
9,463,168		Marks & Spencer Group plc	39,971
470,423	e	Marui Co Ltd	6,410
99,437		Matas A.S.	1,412
23,100	e	Matsuya Co Ltd	219
18,149	e	Mekonomen AB	357
148,169		Michael Hill International Ltd	157
655,514	*	Michaels Cos, Inc	14,677
118,654		Mobilezone Holding AG.	1,878
31,000		momo.com, Inc	221
62,240	e	Monro Muffler, Inc	3,243
264,792		Mr Price Group Ltd	3,152
205,257	*	Murphy USA, Inc	15,070
2,702,007	e	Myer Holdings Ltd	2,508
121,713	e	N Brown Group plc	320
1,148,760	*	NetFlix, Inc	169,798
859,801		New Carphone Warehouse plc	3,425
469,000	*	New World Department Store China Ltd	75
52,789		Next plc	2,856
35,100		Nishimatsuya Chain Co Ltd	397
83,712		Nitori Co Ltd	10,631
81,300		Nojima Corp	1,036
185,991	e	Nordstrom, Inc	8,662
4,409		NS Shopping Co Ltd	668
180,211		Nutri/System, Inc	10,002
389,832	*,e	Ocado Ltd	1,177
2,457,807		Office Depot, Inc	11,466
39,062	*	Ollie’s Bargain Outlet Holdings, Inc	1,309
777,260	g	On the Beach Group plc	2,982
622,255	*	O’Reilly Automotive, Inc	167,909
25,092	*	Overstock.com, Inc	432
1,168,300		Padini Holdings BHD	792
142

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
8,200	e	Pal Co Ltd	$199
120,100		Paltac Corp	3,349
15,000		Parco Co Ltd	161
985,500	e	Parkson Retail Group Ltd	123
52,376	*,e	Party City Holdco, Inc	736
135,300	e	PC Depot Corp	647
95,941		PC Jeweller Ltd	618
93,559		Penske Auto Group, Inc	4,380
37,076	e	PetMed Express, Inc	747
291,080	e	Pets at Home Group plc	666
541,240		Pier 1 Imports, Inc	3,875
6,320,500		Pou Sheng International Holdings Ltd	1,326
576,000	*,e	Powerwell Pacific Holdings Ltd	242
67,528		Poya Co Ltd	795
73,704		Premier Investments Ltd	806
134,895	*	Priceline.com, Inc	240,109
9,806,200		PT ACE Hardware Indonesia Tbk	607
7,476,623		PT Matahari Department Store Tbk	7,393
1,298,200	*	PT Mitra Adiperkasa Tbk	582
19,568,700		PT Multipolar Corp Tbk	455
8,754,600		PT Ramayana Lestari Sentosa Tbk	732
455,200		PTG Energy PCL	313
25,722,500	*,e	Qianhai Health Holdings Ltd	301
1,164,223		Rakuten, Inc	11,698
769,856	e	RCG Corp Ltd	641
100,811	e	Rent-A-Center, Inc	894
75,574	*,e	Restoration Hardware Holdings, Inc	3,496
83,400	e	Right On Co Ltd	721
1,603,767		Ripley Corp S.A.	1,043
332,300		Robinson Department Store PCL	619
828,926		Ross Stores, Inc	54,601
16,400		Ryohin Keikaku Co Ltd	3,605
460,443		SA SA International Holdings Ltd	181
2,173,302		SACI Falabella	18,279
377,519	*	Sally Beauty Holdings, Inc	7,716
38,200	e	Sanrio Co Ltd	703
108	*,e	Sears Holdings Corp	1
23,216	*,e	Sears Hometown and Outlet Stores, Inc	91
172,030	*,e	Select Comfort Corp	4,265
290,000		Senao International Co Ltd	508
63,100	e	Senshukai Co Ltd	456
13,066		Seobu Truck Terminal Co Ltd	196
44,200	e	Seria Co Ltd	1,914
41,000		Shimachu Co Ltd	1,001
16,003		Shimamura Co Ltd	2,121
6,694		Shinsegae Co Ltd	1,143
2,147		Shinsegae International Co Ltd	137
25,745		Shoe Carnival, Inc	633
29,907		Shopper’s Stop Ltd	168
164,958	*	Shutterfly, Inc	7,966
1,005,868		Siam Global House PCL	486
1,187,000	e	Sichuan Xinhua Winshare Chainstore Co Ltd	1,080
143

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
101,098		Signet Jewelers Ltd	$7,003
23,445	g	Sleep Country Canada Holdings, Inc	571
93,191		Sonic Automotive, Inc (Class A)	1,868
207,451	*	Sports Direct International plc	803
51,912	*,e	Sportsman’s Warehouse Holdings, Inc	248
9,512	*,g	SRP Groupe S.A.	234
59,191	e	Stage Stores, Inc	153
1,274,659		Staples, Inc	11,179
430,416		Start Today Co Ltd	9,565
61,895	e	Stein Mart, Inc	186
25,951	*,e	Stockmann Oyj Abp (B Share)	200
485,533		Super Cheap Auto Group Ltd	3,803
279,518	*	Super Group Ltd	742
59,294		SuperGroup plc	1,104
40,000		Syuppin Co Ltd	584
94,566	e	Tailored Brands, Inc	1,413
220,819		Takashimaya Co Ltd	1,936
62,375		Takkt AG.	1,447
850,302		Target Corp	46,928
51,200		Telepark Corp	882
7,122,099		Test-Rite International Co	4,671
330,414	e	Tiffany & Co	31,488
67,176	e	Tile Shop Holdings, Inc	1,293
188,323		Tilly’s, Inc	1,699
1,565,785		TJX Companies, Inc	123,822
113,734	e	Tokmanni Group Corp	1,262
64,600	e	Tokyo Derica Co Ltd	736
293,748		Tractor Supply Co	20,260
639,513		Trade Me Ltd	2,298
225,501	*	TripAdvisor, Inc	9,733
680,587		Truworths International Ltd	4,394
92,400	*	Tuesday Morning Corp	347
164,573	*	Ulta Salon Cosmetics & Fragrance, Inc	46,941
48,974	e	Uni-Select, Inc	1,303
21,499	e	United Arrows Ltd	653
1,188,696	*	Urban Outfitters, Inc	28,243
154,586		USS Co Ltd	2,589
8,782		Valora Holding AG.	3,036
8,352,634		Via Varejo S.A.	27,668
593,600	*	Vipshop Holdings Ltd (ADR)	7,919
336,764		Vita Group Ltd	843
47,300	*	Vitamin Shoppe, Inc	953
120,100	e	VT Holdings Co Ltd	626
69,630	*,e	Wayfair, Inc	2,819
68,787		Webjet Ltd	603
87,215	*	West Marine, Inc	832
348,594		WH Smith plc	7,745
123,778	e	Williams-Sonoma, Inc	6,637
4,361		Winmark Corp	493
1,416,743		Woolworths Holdings Ltd	7,390
20,800		Xebio Co Ltd	323
292,454	g	XXL ASA	3,186
489,085	e	Yamada Denki Co Ltd	2,445
144

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
277,719	*,e	Yatra Online, Inc	$2,638
40,800		Yellow Hat Ltd	947
92,729	*,e	Yoox S.p.A	2,204
61,169	*,g	Zalando SE	2,472
534,523		Zhongsheng Group Holdings Ltd	796
5,634	*,e	zooplus AG.	827
34,685	*,e	Zumiez, Inc	635
		TOTAL RETAILING	4,845,877

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.3%
17,701	*,e	Acacia Communications, Inc	1,038
226,615		A-DATA Technology Co Ltd	584
164,415	*	Advanced Energy Industries, Inc	11,272
6,199,508	*,e	Advanced Micro Devices, Inc	90,203
66,489,890		Advanced Semiconductor Engineering, Inc	85,175
1,619,778		Advanced Semiconductor Engineering, Inc (ADR)	10,496
1,561,000		Advanced Wireless Semiconductor Co	3,138
270,600	e	Advantest Corp	5,057
83,727	*,e	Aixtron AG.	311
171,942	*	Alpha & Omega Semiconductor Ltd	2,956
63,102	*,e	Ambarella, Inc	3,452
294,397	*	Amkor Technology, Inc	3,412
207,772		ams AG.	11,224
1,075,118		Analog Devices, Inc	88,106
7,347,128		Applied Materials, Inc	285,803
18,633	*,m	APS Holdings	464
198,738		Ardentec Corp	162
67,497		ASM International NV	3,785
415,604	e	ASM Pacific Technology	5,653
21,000		ASMedia Technology, Inc	222
594,112		ASML Holding NV	78,834
19,000		ASPEED Technology, Inc	357
24,753	*	Atto Co Ltd	122
57,811	*	Axcelis Technologies, Inc	1,087
130,654		BE Semiconductor Industries NV	5,323
1,695,276		Broadcom Ltd	371,198
243,529		Brooks Automation, Inc	5,455
87,388		Cabot Microelectronics Corp	6,695
274,094	*	Cavium, Inc	19,642
43,431	*	Ceva, Inc	1,542
788,000	e	China Electronics Corp Holdings Co Ltd	162
11,538	*,e,m	China Energy Savings Technology, Inc	0
468,000		Chipbond Technology Corp	748
212,000		ChipMOS Technologies, Inc	190
244,628	*	Cirrus Logic, Inc	14,846
55,862		Cohu, Inc	1,031
171,042	*	Cree, Inc	4,572
1,708,603	e	Cypress Semiconductor Corp	23,510
94,223	e	Dainippon Screen Manufacturing Co Ltd	6,953
94,397	*	Dialog Semiconductor plc	4,815
74,477	*	Diodes, Inc	1,791
56,072		Disco Corp	8,562
145

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
25,870	*	Dongbu HiTek Co Ltd	$442
76,834	*	DSP Group, Inc	922
336,000		Elan Microelectronics Corp	429
727,080		Elite Advanced Laser Corp	3,618
223,000		Elite Semiconductor Memory Technology, Inc	251
56,571		eMemory Technology, Inc	801
435,932	*	Entegris, Inc	10,201
6,986		Eo Technics Co Ltd	545
805,000	*	Epistar Corp	848
355,167	*	E-Ton Solar Tech Co Ltd	108
11,495		Eugene Technology Co Ltd	168
343,000		Everlight Electronics Co Ltd	549
77,076	*	Exar Corp	1,003
185,060		Faraday Technology Corp	229
169,878	*,e	First Solar, Inc	4,604
178,000		Forhouse Corp	83
167,860	*	Formfactor, Inc	1,989
311,000		Formosa Advanced Technologies Co Ltd	265
14,011,308	e	GCL Poly Energy Holdings Ltd	1,858
19,562	*	GemVax & Kael Co Ltd	235
23,686		Giga Solar Materials Corp	240
291,986	*	Gigastorage Corp	218
112,807	*	GigOptix, Inc	347
383,454	*	Gintech Energy Corp	224
78,000		Global Unichip Corp	261
109,000		Globalwafers Co Ltd	816
192,000		Globetronics Technology BHD	224
969,000		Greatek Electronics, Inc	1,328
224,561	*	Green Energy Technology, Inc	129
12,960	*,e	G-SMATT GLOBAL Co Ltd	155
1,152,700		Hana Microelectronics PCL (Foreign)	1,577
58,405		Hanmi Semiconductor Co Ltd	880
12,342	*	Hansol LCD, Inc	187
48,000		Holtek Semiconductor, Inc	85
844,000	g	Hua Hong Semiconductor Ltd	1,185
588,004		Hynix Semiconductor, Inc	26,558
11,052	*	Ichor Holdings Ltd	219
1,423,304	*	Imagination Technologies Group plc	4,784
11,913	*,e	Impinj, Inc	361
1,470,985		Infineon Technologies AG.	30,107
499,789	*,e	Inphi Corp	24,400
450,597	*	Integrated Device Technology, Inc	10,666
10,113,440		Intel Corp	364,792
91,623		IXYS Corp	1,333
35,000	*	JA Solar Holdings Co Ltd (ADR)	229
47,500		Japan Material Co Ltd	790
18,500	*,e	JinkoSolar Holding Co Ltd (ADR)	307
30,193	*	Jusung Engineering Co Ltd	262
86,888		KC Tech Co Ltd	1,069
842,000		King Yuan Electronics Co Ltd	777
227,000		Kinsus Interconnect Technology Corp	600
729,815		Kla-Tencor Corp	69,384
8,982		Koh Young Technology, Inc	412
146

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
166,321	*	Kopin Corp	$682
11,076		L&F Co Ltd	153
1,234,677		Lam Research Corp	158,483
41,800		Land Mark Optoelectronics Corp	407
9,275,000	*	Landing International Development	64
33,600	*,e	Lasertec Corp	453
237,346	*	Lattice Semiconductor Corp	1,642
8,169		LEENO Industrial Inc	306
288,726		Lextar Electronics Corp	167
19,048		Lite-On Semiconductor Corp	18
65,933	*	MA-COM Technology Solutions	3,185
226,800		Malaysian Pacific Industries BHD	589
7,694	*,e	Manz Automation AG.	322
1,615,889		Marvell Technology Group Ltd	24,658
565,314		Maxim Integrated Products, Inc	25,417
236,311	*	MaxLinear, Inc	6,629
1,527,894		MediaTek, Inc	10,826
12,600	e	Megachips Corp	345
47,101		Melexis NV	4,078
176,663	*,e	Mellanox Technologies Ltd	9,001
427,332	*,e	Meyer Burger Technology AG.	361
633,099	e	Microchip Technology, Inc	46,710
4,497,102	*	Micron Technology, Inc	129,966
25,200	e	Micronics Japan Co Ltd	224
450,704	*	Microsemi Corp	23,225
46,500		Mimasu Semiconductor Industry Co Ltd	738
54,300		Mitsui High-Tec, Inc	549
115,575		MKS Instruments, Inc	7,946
157,454		Monolithic Power Systems, Inc	14,502
313,000	*	Motech Industries, Inc	289
131,512	*	Nanometrics, Inc	4,006
739,000		Nanya Technology Corp	1,179
686,324	*	Neo Solar Power Corp	345
60,313	*,e	NeoPhotonics Corp Ltd	543
95,522	*,e	Nordic Semiconductor ASA	349
616,752		Novatek Microelectronics Corp Ltd	2,389
3,400	e	Nuflare Technology, Inc	207
9,037		NVE Corp	748
2,001,268	n	NVIDIA Corp	217,998
441,866	*	NXP Semiconductors NV	45,733
1,349,676	*	ON Semiconductor Corp	20,906
28,000		On-Bright Electronics, Inc	189
268,000	*	Orient Semiconductor Electronics Ltd	92
149,127		Orise Technology Co Ltd	199
52,401		Parade Technologies Ltd	609
52,450	*	PDF Solutions, Inc	1,186
1,349,895		Phison Electronics Corp	12,119
173,659	*	Photronics, Inc	1,858
75,613		Pixart Imaging, Inc	191
111,126		Power Integrations, Inc	7,307
2,980,397		Powertech Technology, Inc	8,673
147

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
291,281	*	Qorvo, Inc	$19,970
2,790,135	e	Qualcomm, Inc	159,986
1,805,000		Radiant Opto-Electronics Corp	3,796
251,346	*	Rambus, Inc	3,303
947,333		Realtek Semiconductor Corp	3,387
1,622,247	*,e	REC Silicon ASA	194
460,791		Rohm Co Ltd	30,677
57,662	*	Rudolph Technologies, Inc	1,292
162,263		Samsung Electronics Co Ltd	298,631
28,427		Samsung Electronics Co Ltd (Preference)	40,719
88,000		Sanken Electric Co Ltd	386
2,996,047	*,e	Semiconductor Manufacturing International Corp	3,714
348,357	*	Semtech Corp	11,774
30,860		Seoul Semiconductor Co Ltd	480
198,000	*,e	Shanghai Fudan Microelectronics Group Co Ltd	139
259,000	e	Shindengen Electric Manufacturing Co Ltd	1,087
280,000	*,e	Shinkawa Ltd	2,101
489,600		Shinko Electric Industries	3,286
29,000		ShunSin Technology Holding Ltd	98
64,427	*	Sigma Designs, Inc	403
127,000		Sigurd Microelectronics Corp	116
43,934		Silergy Corp	811
188,514	*	Silicon Laboratories, Inc	13,865
321,191		Silicon Motion Technology Corp (ADR)	15,016
48,862		Silicon Works Co Ltd	1,339
2,099,807		Siliconware Precision Industries Co	3,426
77,434	*	Siltronic AG.	5,162
437,000		Sino-American Silicon Products, Inc	700
571,000		Sitronix Technology Corp	1,855
631,102		Skyworks Solutions, Inc	61,835
65,967	e	SMA Solar Technology AG.	1,667
11,800	*,e	SOITEC	500
1,102,639		STMicroelectronics NV	16,967
56,651	*	STS Semiconductor & Telecommunications	116
611,900		Sumco Corp	10,221
151,334	*,e	SunPower Corp	923
5,309,600		SVI PCL (Foreign)	850
638,000		Taiwan Semiconductor Co Ltd	748
47,533,896		Taiwan Semiconductor Manufacturing Co Ltd	298,068
786,288		Taiwan Surface Mounting Technology Co Ltd	718
583,635		Teradyne, Inc	18,151
11,330		TES Co Ltd	234
2,264,840		Texas Instruments, Inc	182,456
4,084		Tokai Carbon Korea Co Ltd	118
146,140		Tokyo Electron Ltd	15,999
43,600		Tokyo Seimitsu Co Ltd	1,377
642,511		Topco Scientific Co Ltd	2,096
13,578		Toptec Co Ltd	306
219,426	*	Tower Semiconductor Ltd	5,069
1,746,000	*,m	Trony Solar Holdings Co Ltd.	2
5,028		U-Blox AG.	1,107
12,000		UKC Holdings Corp	221
102,413	*	Ultra Clean Holdings	1,728
148

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
42,065	*	Ultratech, Inc	$1,246
101,900		Ulvac, Inc	4,763
1,530,700		Unisem M BHD	1,086
10,858,871		United Microelectronics Corp	4,356
833,228		Vanguard International Semiconductor Corp	1,587
78,962	*	Veeco Instruments, Inc	2,357
228,131	*	Versum Materials, Inc	6,981
158,068		Visual Photonics Epitaxy Co Ltd	297
287,503		Win Semiconductors Corp	1,279
2,028,000		Winbond Electronics Corp	1,136
18,640	*	WONIK IPS Co Ltd	415
126,993	*,e	Xcerra Corp	1,129
1,078,208		Xilinx, Inc	62,417
129,000		XinTec, Inc	191
8,572,000	e	Xinyi Solar Holdings Ltd	2,738
198,600		Xperi Corp	6,742
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	3,890,673

SOFTWARE & SERVICES - 10.0%
81,700	*,e	21Vianet Group, Inc (ADR)	449
72,384	*,e	2U, Inc	2,871
117,600	*,e	58.COM, Inc (ADR)	4,162
230,567	*	8x8, Inc	3,516
589,283	*	A10 Networks, Inc	5,392
2,028,939		Accenture plc	243,229
228,787	*	ACI Worldwide, Inc	4,894
131,433	*,e	Aconex Ltd	394
1,967,104		Activision Blizzard, Inc	98,080
98,580	*	Actua Corp	1,385
208,492	*	Acxiom Corp	5,936
513		Addcn Technology Co Ltd	4
1,618,646	*	Adobe Systems, Inc	210,634
2,120,000	*,e	AGTech Holdings Ltd	412
4,896	e	Ahnlab, Inc	645
335,176	*	Akamai Technologies, Inc	20,010
20,351	*,e	Alarm.com Holdings, Inc	626
2,388,462	*,e	Alibaba Group Holding Ltd (ADR)	257,548
41,741	*,e	ALJ Regional Holdings, Inc	155
146,640		Alliance Data Systems Corp	36,513
249,787		Alpha Systems, Inc	4,402
893,200	*	Alphabet, Inc (Class A)	757,255
1,074,645	*	Alphabet, Inc (Class C)	891,482
56,109		Alten	4,303
112,154	e	Altium Ltd	651
322,246		Altran Technologies S.A.	5,419
800,279		Amadeus IT Holding S.A.	40,549
115,211	*	Amber Road, Inc	889
986,563		Amdocs Ltd	60,170
58,076	*	American Software, Inc (Class A)	597
71,898	*	Angie’s List, Inc	410
136,641	*	Ansys, Inc	14,603
18,707	*	Appfolio, Inc	509
149

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
344,096	*	Aspen Technology, Inc	$20,274
63,631		Asseco Poland S.A.	871
7,900	e	Ateam, Inc	190
27,759	*	Atlassian Corp plc	831
259,895		Atos Origin S.A.	32,118
1,894,676	g	Auto Trader Group plc	9,299
64,303	*	Autobytel, Inc	806
402,185	*	Autodesk, Inc	34,777
1,122,157		Automatic Data Processing, Inc	114,898
49,581		Aveva Group plc	1,211
5,759		Axway Software S.A.	194
569,713	*	Baidu, Inc (ADR)	98,287
119,307	*	Bankrate, Inc	1,151
16,800	*	Baozun, Inc (ADR)	251
180,724	*	Barracuda Networks, Inc	4,177
409,130	*	Bazaarvoice, Inc	1,759
20,375		Bechtle AG.	2,211
23,816	*,e	Benefitfocus, Inc	666
23,000	*,e	Bitauto Holdings Ltd (ADR)	589
41,451	*,e	Black Knight Financial Services, Inc	1,588
93,028		Blackbaud, Inc	7,132
107,691	*	Blackhawk Network Holdings, Inc	4,372
28,741	*,e	Blackline, Inc	855
78,268	*	Blucora, Inc	1,354
754,781		Booz Allen Hamilton Holding Co	26,712
88,152	*	Bottomline Technologies, Inc	2,085
240,607	*	Box, Inc	3,924
999,000	*,e	Boyaa Interactive International Ltd	540
154,229	*	Brightcove, Inc	1,373
34,800		Broadleaf Co Ltd	239
256,727		Broadridge Financial Solutions, Inc	17,445
57,941	*	BroadSoft, Inc	2,329
25,900		Brogent Technologies, Inc	181
1,495,771		CA, Inc	47,446
70,000		CAC Holdings Corp	676
48,069	*	CACI International, Inc (Class A)	5,638
458,418	*	Cadence Design Systems, Inc	14,394
149,387	*	Callidus Software, Inc	3,189
12,721	e	Cancom SE	719
309,139		Cap Gemini S.A.	28,535
534,186	e	Capcom Co Ltd	10,475
43,382	*	Carbonite, Inc	881
142,160	*	Cardtronics plc	6,646
120,796	*	Care.com, Inc	1,511
285,723		carsales.com Ltd	2,437
20,939		Cass Information Systems, Inc	1,384
42,908	*,e	Catena Media plc	503
92,621	*	CD Projekt Red S.A.	1,732
291,046		CDK Global, Inc	18,921
171,469	*	CGI Group, Inc	8,216
9,900	*,e	Changyou.com Ltd (ADR)	278
52,000	*	Chanjet Information Technology Co Ltd	67
133,811	*	ChannelAdvisor Corp	1,492
150

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
241,491	*	Check Point Software Technologies	$24,791
23,900	*,e	Cheetah Mobile, Inc (ADR)	257
548,000	*,e	China City Railway Transportation Technology Holdings Co Ltd	91
1,550,000	*,e	Chinasoft International Ltd	892
1,351,332		Cielo S.A.	12,220
166,543	*,e	Cimpress NV	14,354
504,273	*	Citrix Systems, Inc	42,051
1,230,886	*	Cognizant Technology Solutions Corp (Class A)	73,262
39,200	e	COLOPL, Inc	364
7,824		Com2uSCorp	847
153,683	*	CommerceHub, Inc	2,387
46,662	*	CommerceHub, Inc (Series A)	722
229,572	*	Commvault Systems, Inc	11,662
145,846		Computer Modelling Group Ltd	1,135
945,143	n	Computer Sciences Corp	65,224
599,653		Computershare Ltd	6,440
486,976	*	Conduent, Inc	8,171
44,057		Constellation Software, Inc	21,650
329,516		Convergys Corp	6,969
37,500	e	COOKPAD, Inc	318
189,309	*	Cornerstone OnDemand, Inc	7,362
78,501	*	CoStar Group, Inc	16,267
14,906	*,e	Coupa Software, Inc	379
59,700	*,e	CROOZ, Inc	1,832
63,058		CSG Systems International, Inc	2,384
552,829		CSRA, Inc	16,192
230,508	*	CyberArk Software Ltd	11,726
102,069		Cyient Ltd	735
45,861		Daou Technology, Inc	833
105,507		Dassault Systemes S.A.	9,125
501,400		Datasonic Group BHD	143
1,255,274	*	Dell Technologies, Inc-VMware Inc	80,438
216,700	e	Dena Co Ltd	4,412
386,575	*	Descartes Systems Group, Inc	8,857
10,212		Devoteam S.A.	695
3,709	*	Devsisters Co Ltd	46
82,846		DH Corp	1,572
303,192	*	DHI Group, Inc	1,198
19,545	*,e	Digimarc Corp	528
27,500		Digital Garage, Inc	570
58,300		Dip Corp	1,274
6,982		DoubleUGames Co Ltd	247
96,450		DST Systems, Inc	11,815
65,500		DTS Corp	1,642
15,919		DuzonBIzon Co Ltd	352
2,872,212	*	eBay, Inc	96,420
49,505	e	Ebix, Inc	3,032
28,844		eClerx Services Ltd	627
48,036		Econocom Group	710
912,055	*	Electronic Arts, Inc	81,647
64,876	*	Ellie Mae, Inc	6,505
151

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
185,228		Ementor ASA	$2,182
117,653	*	Endurance International Group Holdings, Inc	924
56,910	*	EnerNOC, Inc	341
14,278		Enghouse Systems Ltd	618
80,451	*	Envestnet, Inc	2,599
125,193		EOH Holdings Ltd	1,294
183,469	*	EPAM Systems, Inc	13,856
393,464	g	Equiniti Group plc	966
104,327	*	Euronet Worldwide, Inc	8,922
21,204	*,e	Everbridge, Inc	435
508,092		EVERTEC, Inc	8,079
34,272	*	EXA Corp	435
167,830	*	ExlService Holdings, Inc	7,948
33,700		F@N Communications, Inc	252
7,603,336	*	Facebook, Inc	1,080,054
101,550		Fair Isaac Corp	13,095
205,100	*,e	Fang Holdings Ltd (ADR)	669
408,000	g	Feiyu Technology International Co Ltd	63
2,600	*,e	FFRI, Inc	115
795,586		Fidelity National Information Services, Inc	63,345
202,132	*,e	FireEye, Inc	2,549
301,198	*	First American Corp	12,265
872,179	*	First Data Corp	13,519
524,209	*	Fiserv, Inc	60,447
213,884	*	Five9, Inc	3,521
339,660	*	FleetCor Technologies, Inc	51,435
21,139		Formula Systems 1985 Ltd	841
18,698		Forrester Research, Inc	743
210,575	*	Fortinet, Inc	8,076
65,603		F-Secure Oyj	236
22,600		FUJI SOFT, Inc	579
139,800		Fujitsu Broad Solution & Consulting, Inc	1,394
7,446,592		Fujitsu Ltd	45,710
6,000	e	Fukui Computer Holdings, Inc	140
17,200		Future Architect, Inc	136
11,862	*	GameHi Co Ltd	87
4,071	*	Gamevil, Inc	200
187,427	*	Gartner, Inc	20,240
603,508		Genpact Ltd	14,943
12,424	e	GFT Technologies AG.	236
184,731	*	Gigamon, Inc	6,567
47,206	*	Global Dominion Access S.A.	181
398,444		Global Payments, Inc	32,146
15,791	*	Global Sources Ltd	130
50,266	*,e	Globant S.A.	1,830
188,421	*,e	Glu Mobile, Inc	428
84,200		GMO internet, Inc	998
26,000	e	GMO Payment Gateway, Inc	1,295
232,609	*	Gocompare.Com Group plc	262
131,172	*,e	GoDaddy, Inc	4,971
110,962	*,e	Gogo, Inc	1,221
7,649		Golfzon co Ltd	352
20,800		Gourmet Navigator, Inc	437
152

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
81,250	*,e	Gravity Co Ltd (ADR)	$1,706
257,700		Gree, Inc	1,628
687,321	*,e	GrubHub, Inc	22,606
14,280	*	G-treeBNT Co Ltd	200
52,029	*	GTT Communications, Inc	1,267
57,572	*	Guidance Software, Inc	340
213,306	*	Guidewire Software, Inc	12,016
1,341,400		GungHo Online Entertainment Inc	2,995
13,225		Haansoft, Inc	195
262,775		Hackett Group, Inc	5,121
282,219		Hansen Technologies Ltd	739
458,000	*,e	HC International, Inc	408
848,671		HCL Technologies Ltd	11,432
10,500	e	Hearts United Group Co Ltd	144
75,232		Hexaware Technologies Ltd	249
1,515,000	*,e	Hi Sun Technology China Ltd	267
84,739	*,e	Hortonworks, Inc	831
58,344	*	HubSpot, Inc	3,533
791,130	*	IAC/InterActiveCorp	58,322
671,000		IGG, Inc	931
118,933	*	Imperva, Inc	4,882
82,635	*	Indra Sistemas S.A.	1,053
528,200		Ines Corp	5,113
100,541		Info Edge India Ltd	1,241
17,700		Infocom Corp	306
1,460,700	e	Infomart Corp	8,377
72,652	*	Information Services Group, Inc	229
54,500		Information Services International-Dentsu Ltd	1,234
2,833,126		Infosys Technologies Ltd	44,665
45,351	*,e	Instructure, Inc	1,061
1,464,510		International Business Machines Corp	255,030
44,000		International Games System Co Ltd	278
23,700		Internet Initiative Japan, Inc	429
109,076	*	InterXion Holding NV	4,315
1,056,277		Intuit, Inc	122,518
98,053		iomart Group plc	364
151,064		Iress Market Technology Ltd	1,352
723,023	e	iSentia Group Ltd	829
24,300	e	Istyle, Inc	201
141,260		IT Holdings Corp	3,610
206,600		Itochu Techno-Science Corp	6,097
92,459	e	j2 Global, Inc	7,758
99,937		Jack Henry & Associates, Inc	9,304
4,935	*	JCEntertainment Corp	89
1,700	*,e	JIG-SAW, Inc	102
107,154	*	Jive Software, Inc	461
28,158		Just Dial Ltd	229
367,461	*	Just Eat plc	2,603
29,000		Justsystems Corp	359
46,102		Kainos Group plc	132
133,820	e	Kakaku.com, Inc	1,827
30,636	e	Kakao Corp	2,277
153

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
31,200		Kanematsu Electronics Ltd	$796
8,489		KCP Co Ltd	103
73,663		Kginicis Co Ltd	754
293,230	*	Kinaxis, Inc	16,354
1,590,000	*,e	Kingdee International Software Group Co Ltd	657
977,061	e	Kingsoft Corp Ltd	2,693
100,000	*,e	KLab, Inc	665
210,868	e	Konami Corp	8,957
22,800	*,e	KongZhong Corp (ADR)	169
11,919	*	Korea Information & Communications Co Ltd	111
342,533		KPIT Cummins Infosystems Ltd	684
10,507	*	KT Hitel Co Ltd	68
567,516		Leidos Holdings, Inc	29,023
374,696	*	Limelight Networks, Inc	967
37,700	*,e	LINE Corp	1,453
580,840		Link Administration Holdings Ltd	3,430
82,967		Linx S.A.	440
104,920	*	Liquidity Services, Inc	839
243,024	*	Liveperson, Inc	1,665
260,556		LogMeIn, Inc	25,404
10,717	*	Majesco	55
302,569	*	Manhattan Associates, Inc	15,749
48,358		Mantech International Corp (Class A)	1,675
78,933		Marchex, Inc (Class B)	215
347,400	e	Marvelous AQL, Inc	2,728
2,261,071		MasterCard, Inc (Class A)	254,303
53,747	*,e	Match Group, Inc	878
88,421		Matrix IT Ltd	833
140,391		MAXIMUS, Inc	8,732
83,124	*	MeetMe, Inc	490
461,940		Micro Focus International plc	13,177
23,891,479	n	Microsoft Corp	1,573,493
157,688	*	MicroStrategy, Inc (Class A)	29,614
28,912	*,e	MINDBODY, Inc	794
164,124		MindTree Ltd	1,145
42,800		Miroku Jyoho Service Co Ltd	709
99,679	*,e	Mitek Systems, Inc	663
4,600		Mitsubishi Research Institute, Inc	133
96,160		Mixi Inc	4,651
112,623	*	MobileIron, Inc	490
283,608	*	Mobileye NV	17,414
42,657	*	Model N, Inc	446
65,188	*	MoneyGram International, Inc	1,096
1,343,289		Moneysupermarket.com Group plc	5,558
146,354		Monotype Imaging Holdings, Inc	2,942
3,200	*,e	Morpho, Inc	134
130,806		Mphasis Ltd	1,168
101,000		MTI Ltd	614
1,688,450		My EG Services BHD	706
852,343		MYOB Ltd	2,319
69,570	*,e	Myriad Group AG.	114
852,000	*,e,m	National Agricultural Holdings Ltd	66
27,954		Naver Corp	21,375
154

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
13,397		NCI, Inc (Class A)	$202
18,154		NCsoft	4,951
17,900		NEC Networks & System Integration Corp	347
44,672		Nemetschek AG.	2,680
11,686	*	Neowiz Games Corp	123
253,200	e	NET One Systems Co Ltd	2,055
142,000	e	NetDragon Websoft, Inc	433
180,600		Netease.com (ADR)	51,290
136,230		NetEnt AB	1,093
105,798	*	NeuStar, Inc (Class A)	3,507
189,277	*,e	New Relic, Inc	7,017
218,864		Nexon Co Ltd	3,480
220,416	*,e	NEXTDC Ltd	687
11,133	*	NHN Entertainment Corp	597
255,847		NIC, Inc	5,168
4,722		Nice Information & Telecommunication, Inc	106
86,529		Nice Systems Ltd	5,874
247,500		Nihon Unisys Ltd	3,387
52,941		NIIT Technologies Ltd	355
307,781		Nintendo Co Ltd	71,417
28,200		Nippon System Development Co Ltd	408
146,200		Nomura Research Institute Ltd	5,390
68,200	*,e	NQ Mobile, Inc (ADR)	284
68,300		NS Solutions Corp	1,481
145,427		NTT Data Corp	6,906
1,128,053	*	Nuance Communications, Inc	19,527
31,352	*,e	Numerex Corp	150
136,721	*,e	Nutanix, Inc	2,566
7,800		OBIC Business Consultants Ltd	392
52,600		Obic Co Ltd	2,513
695,573		Open Text Corp	23,642
94,664	e	Opera Software ASA	444
952,606	*	Optimal Payments plc	5,585
11,978,721		Oracle Corp	534,371
49,049		Oracle Corp Japan	2,812
43,795		Otsuka Corp	2,380
253,000	e	Ourgame International Holdings Ltd	96
356,700		Pacific Online	87
467,005	*,e	Pandora Media, Inc	5,515
26,942	*,e	Park City Group, Inc	333
631,518		Paychex, Inc	37,196
86,271	*,e	Paycom Software, Inc	4,961
41,780	*,e	Paylocity Holding Corp	1,614
6,028,465	*	PayPal Holdings, Inc	259,345
72,938		PC Home Online	594
263,000	e	PCA Corp	3,621
160,693		Pegasystems, Inc	7,046
96,141	*	Perficient, Inc	1,669
57,575		Persistent Systems Ltd	528
61,493	*	PFSweb, Inc	402
28,400	*	Phoenix New Media Ltd (ADR)	99
96,921	*	Planet Payment, Inc	386
155

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
280,678		Playtech Ltd	$3,275
44,636		POSDATA Co Ltd	283
331,570		Progress Software Corp	9,632
205,314	*,e	Proofpoint, Inc	15,267
47,756	*	PROS Holdings, Inc	1,155
476,440	*	PTC, Inc	25,037
50,134	*	Q2 Holdings, Inc	1,747
24,800		QAD, Inc (Class A)	691
136,876	*	Qualys, Inc	5,188
87,556	*	QuinStreet, Inc	341
147,684	*	Quotient Technology, Inc	1,410
37,049	*,e	Rapid7, Inc	555
51,999	*	RealNetworks, Inc	252
230,685	*	RealPage, Inc	8,051
274,827	*	Red Hat, Inc	23,773
126,038	e	Redcentric plc	138
31,104		Reis, Inc	557
13,780	*,e	Renren, Inc (ADR)	107
2,600,000	*,e	Rentian Technology Holdings Ltd	154
3,257		Reply S.p.A.	515
148,574	*	RetailMeNot, Inc	1,203
28,008	e	RIB Software AG.	370
206,527		Rightmove plc	10,319
22,953	*	Rightside Group Ltd	228
346,723	*	RingCentral, Inc	9,812
40,990	*	Rosetta Stone, Inc	400
380,421	*	Rubicon Project, Inc	2,241
437,928		Sabre Corp	9,280
42,040	e	SafeCharge International Group Ltd	136
1,855,956		Sage Group plc	14,661
38,021		Saipens International Corp NV	498
4,070,328	*	salesforce.com, Inc	335,761
35,974		Samsung SDS Co Ltd	4,295
1,004,560		SAP AG.	98,555
51,649		Sapiens International Corp NV	665
140,685		Science Applications International Corp	10,467
454,373	*,g	Scout24 AG.	15,170
11,289	*,e	SecureWorks Corp	107
1,502,544	*	ServiceNow, Inc	131,428
123,020	*	ServiceSource International LLC	477
184,960		Shanghai Baosight Software Co Ltd	280
85,718	*	Shopify, Inc	5,847
79,419	*	Shutterstock, Inc	3,284
72,709	*	Silver Spring Networks, Inc	821
1,791,300		Silverlake Axis Ltd	730
59,707		SimCorp AS	3,596
112,365	*	Sina Corp	8,104
6,440,000	*	Sino-I Technology Ltd	86
472,600	e	Sinosoft Technology Group Ltd	164
25,300	e	SMS Co Ltd	643
193,950		Softcat plc	957
39,797		Software AG.	1,572
53,540		Soft-World International Corp	115
156

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
45,143	*	Sohu.com, Inc	$1,775
639,380		Sonda S.A.	1,103
211,856	g	Sophos Group plc	721
11,113		Sopra Group S.A.	1,583
192,340	*,e	Splunk, Inc	11,981
32,350	*	SPS Commerce, Inc	1,892
315,627		Square Enix Co Ltd	8,960
306,140	*	Square, Inc	5,290
383,315		SS&C Technologies Holdings, Inc	13,569
8,816	*	Ssangyong Information & Communication	18
37,788	*,e	Stamps.com, Inc	4,472
154,190	*,e	Starbreeze AB	263
120,842		Sumisho Computer Systems Corp	4,799
3,862	*	SundayToz Corp	80
508,000		SUNeVision Holdings Ltd	267
115,505	*	Sykes Enterprises, Inc	3,396
6,429,816		Symantec Corp	197,267
81,425	*	Synchronoss Technologies, Inc	1,987
776,867	*	Synopsys, Inc	56,035
123,046		Syntel, Inc	2,071
12,400		Systena Corp	191
536,000		Systex Corp	1,138
59,920	*,e	Tableau Software, Inc	2,969
610,594	*	Take-Two Interactive Software, Inc	36,190
736,000		Tata Consultancy Services Ltd	27,562
6,298		Tata Elxsi Ltd	142
603,265		Tech Mahindra Ltd	4,266
291,257		Technology One Ltd	1,142
47,540	*	TechTarget, Inc	429
29,300		Tecmo Koei Holdings Co Ltd	557
92,008	*	TeleNav, Inc	796
49,761		TeleTech Holdings, Inc	1,473
93,828		Temenos Group AG.	7,452
10,878,804		Tencent Holdings Ltd	313,413
489,099	*	Teradata Corp	15,221
322,000	e,g	Tian GE Interactive Holdings Ltd	254
43,017	e	Tietoenator Oyj	1,172
233,664		TiVo Corp	4,381
13,000		TKC	372
537,079		Total System Services, Inc	28,712
93,800		Totvus S.A.	831
15,850	*	Trade Desk, Inc	590
24,700	*	Trans Cosmos, Inc/Japan	581
888,832		Travelport Worldwide Ltd	10,462
1,122,000		Travelsky Technology Ltd	2,651
365,503		Trend Micro, Inc	16,269
107,936	*,e	TrueCar, Inc	1,670
40,807	*,e	Twilio, Inc	1,178
1,222,750	*,e	Twitter, Inc	18,280
71,698	*	Tyler Technologies, Inc	11,082
70,385	*	Ubisoft Entertainment	3,002
86,802	*,e	Ultimate Software Group, Inc	16,945
157

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
247,941	*,e	Unisys Corp	$3,459
30,686		United Internet AG.	1,357
9,700		UNITED, Inc	191
608,944		Vakrangee Ltd	3,085
318,622	*	Vantiv, Inc	20,430
54,632	*	Varonis Systems, Inc	1,737
55,957	*	Vasco Data Security International	755
150,762	*	Verint Systems, Inc	6,539
418,933	*,e	VeriSign, Inc	36,493
99,106	*,e	VirnetX Holding Corp	228
53,613	*	Virtusa Corp	1,620
7,552,942		Visa, Inc (Class A)	671,230
838,611	*,e	VMware, Inc (Class A)	77,270
73,696	*	WebMD Health Corp (Class A)	3,882
83,635	*	Website Pros, Inc	1,614
12,979	*	Webzen, Inc	250
39,000	*,e	Weibo Corp (ADR)	2,035
7,485		WeMade Entertainment Co Ltd	195
1,043,005		Western Union Co	21,225
95,711	*	WEX, Inc	9,906
964,568		Wipro Ltd	7,645
180,545	e	Wirecard AG.	9,986
65,826		Wisetech Global Ltd	283
67,897	*	Wix.com Ltd	4,610
117,959	*	Workday, Inc	9,824
68,140	*	Workiva, Inc	1,066
30,694	*,g	Worldline S.A.	956
1,691,538	g	Worldpay Group plc	6,254
41,804	*	Xactly Corp	497
80,904	*	Xero Ltd	1,122
5,887		XING AG.	1,217
133,830	*	XO Group, Inc	2,303
22,700	*,e	Xunlei Ltd (ADR)	92
5,459,000		Xurpas, Inc	1,092
1,338,238	e	Yahoo! Japan Corp	6,205
1,892,641	*	Yahoo!, Inc	87,837
324,613	*	Yelp, Inc	10,631
33,000	*	YY, Inc (ADR)	1,522
162,169	*	Zendesk, Inc	4,547
9,632		Zensar Technologies Ltd	137
101,216	*,e	Zillow Group, Inc	3,422
204,493	*,e	Zillow Group, Inc (Class C)	6,885
284,640	*	Zix Corp	1,369
675,585	g	Zoopla Property Group plc	3,073
1,868,814	*	Zynga, Inc	5,326
		TOTAL SOFTWARE & SERVICES	11,816,384

TECHNOLOGY HARDWARE & EQUIPMENT - 4.8%
326,374	*,e	3D Systems Corp	4,883
837,422	e	AAC Technologies Holdings, Inc	9,805
134,882	*	accesso Technology Group plc	2,780
2,552,292		Accton Technology Corp	5,627
2,634,762		Acer, Inc	1,250
158

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
101,492		Adlink Technology, Inc	$227
95,354		Adtran, Inc	1,979
37,776	*,e	ADVA AG. Optical Networking	425
35,000		Advanced Ceramic X Corp	344
332,583		Advantech Co Ltd	2,784
44,531	*,e	Aerohive Networks, Inc	187
36,889	*	Agilysys, Inc	349
28,500	e	Ai Holdings Corp	679
104,400		Alpha Networks, Inc	81
144,500		Alps Electric Co Ltd	4,097
115,200	e	Amano Corp	2,304
478,282		Amphenol Corp (Class A)	34,039
901,765	*	Anixter International, Inc	71,510
107,400		Anritsu Corp	814
2,796,000	*,e,m	Anxin-China Holdings Ltd	4
17,337,943	n	Apple, Inc	2,490,769
61,859	*,e	Applied Optoelectronics, Inc	3,473
107,000		Arcadyan Technology Corp	213
99,089	*	Arista Networks, Inc	13,107
685,402	*	ARRIS International plc	18,129
203,116	*	Arrow Electronics, Inc	14,911
26,920		Ascom Holding AG.	476
178,000	*	Asia Optical Co, Inc	304
2,164,464		Asia Vital Components Co Ltd	1,866
1,812,044		Asustek Computer, Inc	17,916
188,000		Aten International Co Ltd	530
9,287,893		AU Optronics Corp	3,618
252,000		Aurora Corp	497
39,351	e	Austria Technologie & Systemtechnik AG.	431
64,580	*,e	Avid Technology, Inc	301
28,918	*,e	Avigilon Corp	336
240,266		Avnet, Inc	10,995
100,892		AVX Corp	1,653
54,156		Badger Meter, Inc	1,990
20,517		Barco NV	2,055
23,425		Bel Fuse, Inc (Class B)	599
94,011		Belden CDT, Inc	6,505
175,314	*	Benchmark Electronics, Inc	5,575
8,448,000		Benq Corp	4,900
48,384		Black Box Corp	433
435,191	*,e	Blackberry Ltd (New)	3,371
105,000		Boardtek Electronics Corp	104
997,862		Brocade Communications Systems, Inc	12,453
477,959		Brother Industries Ltd	9,995
3,392,000		BYD Electronic International Co Ltd	4,713
69,057	*	CalAmp Corp	1,159
7,061,915		CalComp Electronics Thailand PCL	625
84,080	*	Calix, Inc	610
74,000		Canon Electronics, Inc	1,201
995,382		Canon, Inc	31,084
1,106,000		Casetek Holdings Ltd	3,680
44,371	*,e	Catapult Group International Ltd	76
159

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,005,857		Catcher Technology Co Ltd	$9,941
226,000		Catic Shenzhen Holdings Ltd	113
435,142		CDW Corp	25,112
343,323	*	Celestica, Inc	4,993
51,000		Chaun-Choung Technology Corp	236
338,602		Cheng Uei Precision Industry Co Ltd	439
741,162		Chicony Electronics Co Ltd	1,890
280,663		Chimei Materials Technology Corp	122
5,552,000		China Aerospace International Holdings Ltd	736
1,388,000	*,e	China All Access Holdings Ltd	411
489,600	*,m	China Fiber Optic Network System Group Ltd	22
2,948,000	*,e	China Innovationpay Group Ltd	216
1,075,000		Chin-Poon Industrial Co	2,186
269,840		Chroma ATE, Inc	817
10,000		Chunghwa Precision Test Tech Co Ltd	448
4,940,315	*	Ciena Corp	116,641
15,339,950		Cisco Systems, Inc	518,490
403,854		Citizen Watch Co Ltd	2,590
26,938	*,e	Clearfield, Inc	443
402,393		Clevo Co	374
1,475,394	*	CMC Magnetics Corp	193
339,783		Cognex Corp	28,525
155,925	*	Coherent, Inc	32,064
3,196,109	e	Comba Telecom Systems Holdings Ltd	523
1,059		Comet Holding AG.	1,292
907,237	*	CommScope Holding Co, Inc	37,841
4,279,688		Compal Electronics, Inc	2,792
4,836,000		Compeq Manufacturing Co	3,497
89,003		Comtech Telecommunications Corp	1,312
49,214	*	Control4 Corp	777
2,615,399	*,e,m	Coolpad Group Ltd	242
1,042,000		Coretronic Corp	1,531
1,798,758		Corning, Inc	48,566
47,466		CPI Card Group, Inc	199
77,057	*	Cray, Inc	1,688
17,027	*	CrucialTec Co Ltd	99
61,152		CTS Corp	1,303
154,717		Daeduck Electronics Co	1,326
87,559		Daeduck GDS Co Ltd	1,092
876,000		Daiwabo Co Ltd	2,585
71,529		Daktronics, Inc	676
17,638		Datalogic S.p.A.	453
163,886		DataTec Ltd	630
346,000		Delta Electronics Thai PCL	881
2,559,988		Delta Electronics, Inc	13,711
39,000		Denki Kogyo Co Ltd	197
34,500		Dexerials Corp	341
138,130	e	Diebold, Inc	4,241
101,510	*	Digi International, Inc	1,208
815,000	*,e	Digital China Holdings Ltd	715
518,421		D-Link Corp	243
149,099		Dolby Laboratories, Inc (Class A)	7,814
236,200		Eastern Communications Co Ltd	159
160

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
32,826	*,e	Eastman Kodak Co	$378
118,049	*	EchoStar Corp (Class A)	6,723
49,000	*	Egis Technology, Inc	397
62,471		Eizo Nanao Corp	1,801
54,600		Elecom Co Ltd	1,044
54,005	*	Electro Scientific Industries, Inc	376
1,361,382		Electrocomponents plc	8,075
92,566	*	Electronics for Imaging, Inc	4,520
6,100		Elematec Corp	105
312,654		Elite Material Co Ltd	1,216
1,312,324		Elitegroup Computer Systems Co Ltd	945
57,000		EMCORE Corp	513
34,822		Ennoconn Corp	455
44,200	e	Enplas Corp	1,227
12,368	*	ePlus, Inc	1,670
2,468,660	e	Ericsson (LM) (B Shares)	16,482
81,082		Esprinet S.p.A.	688
62,260		Evertz Technologies Ltd	753
39,758		EVS Broadcast Equipment S.A.	1,516
822,440	*	Extreme Networks, Inc	6,177
324,264	*	F5 Networks, Inc	46,230
82,414	*	Fabrinet	3,464
40,183	*	FARO Technologies, Inc	1,437
926,943	*,e	Fingerprint Cards AB	3,727
1,076,019	*	Finisar Corp	29,418
161,546		Firich Enterprises Co Ltd	305
245,970	*,e,n	Fitbit, Inc	1,456
1,168,884		FLEXium Interconnect, Inc	4,065
1,270,050	*	Flextronics International Ltd	21,337
397,628		Flir Systems, Inc	14,426
92,310		Flytech Technology Co Ltd	306
3,340,868		Foxconn Technology Co Ltd	10,186
817,381		Fujifilm Holdings Corp	32,040
82,800		Fujitsu Frontech Ltd	1,175
14,074,000	*,e	GCL New Energy Holdings Ltd	779
69,973		Gemalto NV	3,904
1,142,000		General Interface Solution Holding Ltd	5,476
2,560,000		Getac Technology Corp	3,678
1,388,000		Gigabyte Technology Co Ltd	1,917
840,000	e	Goldpac Group Ltd	272
4,581		Green Cross Cell Corp	117
708,988		Halma plc	9,098
32,500		Hamamatsu Photonics KK	938
2,003,330	*	HannStar Display Corp	551
153,013	*	Harmonic, Inc	910
320,719		Harris Corp	35,686
3,760,964		Hewlett Packard Enterprise Co	89,135
180,303		Hexagon AB (B Shares)	7,236
709,799		High Tech Computer Corp	1,813
73,800		Hirose Electric Co Ltd	10,224
732,579		Hitachi High-Technologies Corp	29,926
46,900		Hitachi Kokusai Electric, Inc	1,078
161

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
15,184,525		Hitachi Ltd	$82,448
331,000	e	Hitachi Maxell Ltd	6,049
464,100		Holystone Enterprise Co Ltd	592
23,099	*	Homecast Co Ltd	205
44,771,487		Hon Hai Precision Industry Co, Ltd	134,274
32,295		Horiba Ltd	1,737
49,900		Hosiden Corp	470
4,880,285		HP, Inc	87,260
13,289		Humax Co Ltd	141
101,100		Ibiden Co Ltd	1,574
6,300		Icom, Inc	145
171,476		ICP Electronics, Inc	271
279,756	*,e	IDEX ASA	239
207,477	*	II-VI, Inc	7,480
12,456		Iljin Materials Co Ltd	189
53,740	*,e	Immersion Corp	465
1,136,480		Inari Amertron BHD	524
266,486	m	Inesa Intelligent Tech Inc - B	205
6,469		Inficon Holding AG.	3,208
661,545	*,e	Infinera Corp	6,768
45,316		Ingenico	4,274
8,971,219		InnoLux Display Corp	3,712
208,989	*	Insight Enterprises, Inc	8,587
146,749		InterDigital, Inc	12,664
162,866	*	InvenSense, Inc	2,057
2,535,535		Inventec Co Ltd	1,901
59,125	*	IPG Photonics Corp	7,136
6,700	e	Iriso Electronics Co Ltd	430
2,422		Isra Vision AG.	315
49,300		ITC Networks Corp	756
739,357		ITEQ Corp	1,095
217,761	*	Itron, Inc	13,218
24,137		Ituran Location and Control Ltd	745
174,506	*	Ixia	3,429
546,911		Jabil Circuit, Inc	15,817
36,000		Japan Aviation Electronics Industry Ltd	463
11,900	e	Japan Cash Machine Co Ltd	153
1,027,500	*,e	Japan Display, Inc	2,405
62,007		Japan Radio Co Ltd	771
561,600		JCY International BHD	76
114,363		Jenoptik AG.	2,836
2,961,125		Ju Teng International Holdings Ltd	1,215
1,709,800		Juniper Networks, Inc	47,584
43,700		Kaga Electronics Co Ltd	778
9,558		Kapsch TrafficCom AG.	428
52,500		KCE Electronics PCL	160
49,800		Keyence Corp	19,978
524,057	*	Keysight Technologies, Inc	18,939
11,580		KH Vatec Co Ltd	145
83,406	*	Kimball Electronics, Inc	1,414
2,681,000		Kingboard Chemical Holdings Ltd	9,905
745,500		Kingboard Laminates Holdings Ltd	968
19,411		Kingpak Technology, Inc	111
174,457	*,e	Knowles Corp	3,306
162

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
69,000		Koa Corp	$910
9,865		KONA I Co Ltd	92
565,625		Konica Minolta Holdings, Inc	5,073
29,054		Kudelski S.A.	475
31,819	*	KVH Industries, Inc	267
270,010		Kyocera Corp	15,085
255,265		Laird Group plc	489
165,892		Largan Precision Co Ltd	26,128
7,780,753		Lenovo Group Ltd	5,129
15,277		LG Innotek Co Ltd	1,866
229,853		LG.Philips LCD Co Ltd	6,224
6,406,295		Lite-On Technology Corp	11,042
70,987		Littelfuse, Inc	11,352
461,608		Logitech International S.A.	14,669
53,000		Lotes Co Ltd	159
1,416,292	*	Lumentum Holdings, Inc	75,559
27,600		Macnica Fuji Electronics Holdings, Inc	393
123,300		Marubun Corp	792
42,000		Maruwa Co Ltd	1,502
57,139	*,e	Maxwell Technologies, Inc	332
25,900		Mcj Co Ltd	304
51,700		Melco Holdings, Inc	1,496
131,076		Merry Electronics Co Ltd	704
5,723		Mesa Laboratories, Inc	702
159,234		Methode Electronics, Inc	7,261
209,989	e	Micronic Laser Systems AB	2,151
678,000		Micro-Star International Co Ltd	1,578
3,076,082		Mitac Holdings Corp	3,417
492,474		Motorola, Inc	42,461
32,353		MTS Systems Corp	1,781
278,328		Murata Manufacturing Co Ltd	39,652
183,000		Nan Ya Printed Circuit Board Corp	156
150,000		Nanjing Panda Electronics	122
54,000		Nanjing Sample Technology Co Ltd	99
353,535		National Instruments Corp	11,511
815,651	*,n	NCR Corp	37,259
4,211,270	e	NEC Corp	10,166
92,471		Neopost S.A.	3,546
472,360		NetApp, Inc	19,768
174,131	*	Netgear, Inc	8,628
175,933	*	Netscout Systems, Inc	6,677
42,726		Nichicon Corp	398
121,165	*	Nimble Storage, Inc	1,515
53,400		Nippon Ceramic Co Ltd	1,162
969,341		Nippon Electric Glass Co Ltd	5,872
38,300		Nippon Signal Co Ltd	345
15,200	e	Nohmi Bosai Ltd	209
1,277,916	e	Nokia Corp	6,926
8,465,704		Nokia Oyj (Turquoise)	45,502
111,095	*	Novanta, Inc	2,950
2,925,351	*,e	Oclaro, Inc	28,727
61,000		Oki Electric Industry Co Ltd	879
163

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
644,556		Omron Corp	$28,321
247,000	*	O-Net Communications Group	210
11,000		Optex Co Ltd	300
186,355	*	Orbotech Ltd	6,010
351,000		Osaki Electric Co Ltd	3,053
34,265	*	OSI Systems, Inc	2,501
58,014		Oxford Instruments plc	596
177,355	*	Palo Alto Networks, Inc	19,984
309,224		Pan-International Industrial	304
57,253		Park Electrochemical Corp	1,023
14,475	*,e	Parrot S.A.	137
32,594		Partron Co Ltd	335
2,252,000	e	PAX Global Technology Ltd	1,438
57,309		PC Connection, Inc	1,707
1,994,917		Pegatron Technology Corp	5,906
126,625		Plantronics, Inc	6,852
85,788	*	Plexus Corp	4,959
38,959		Posiflex Technology, Inc	219
1,647,000		Primax Electronics Ltd	2,701
667,000		Prime View International Co Ltd	579
525,758	*,e	Pure Storage, Inc	5,168
2,757,338		Quanta Computer, Inc	5,606
10,986	*,e	Quantenna Communications, Inc	229
90,404	*	Radisys Corp	362
57,127	*,e	Radware Ltd	923
510,800		Redington India Ltd	866
57,571		Renishaw plc	2,242
170,833	e	Ricoh Co Ltd	1,409
9,879	m	RICOH INDIA Ltd	29
39,600		Riso Kagaku Corp	696
1,397,062	*	Ritek Corp	260
79,736	*	Rogers Corp	6,847
9,600		Roland DG Corp	289
25,600		Ryosan Co Ltd	772
15,500		Ryoyo Electro Corp	229
24,714		S&T AG.	271
370,700		Samart Corp PCL	164
55,056		Samsung Electro-Mechanics Co Ltd	3,423
57,753		Samsung SDI Co Ltd	7,130
388,705		Sandvine Corp	900
329,853	*	Sanmina Corp	13,392
113,232	*	Scansource, Inc	4,444
4,225		Seagate Technology, Inc	194
143,500		Seiko Epson Corp	3,028
822,000		Sercomm Corp	2,059
7,955		SFA Engineering Corp	515
103,800	*	Shanghai Potevio Co Ltd	79
153,576		Shimadzu Corp	2,444
497,369	*	ShoreTel, Inc	3,059
35,552	*,e	Sierra Wireless, Inc	944
11,500	e	Siix Corp	465
22,995	e	Silicom Ltd	1,142
675,000		Simplo Technology Co Ltd	2,291
164

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
171,123		Sinbon Electronics Co Ltd	$420
3,750		Sindoh Co Ltd	171
147,000		SMK Corp	524
164,112	*	Sonus Networks, Inc	1,082
109,037		Spectris plc	3,409
2,011		Spigen Korea Co Ltd	96
40,494	*,m	Sterlite Power Transmission Ltd	70
80,662		Sterlite Technologies Ltd	156
240,423	*,e	Stratasys Ltd	4,926
850,000		Sunny Optical Technology Group Co Ltd	6,221
76,389	*	Super Micro Computer, Inc	1,936
136,023	*,e	Synaptics, Inc	6,735
86,213		SYNNEX Corp	9,651
1,423,238		Synnex Technology International Corp	1,532
45,016		Systemax, Inc	499
856,577		Taiwan PCB Techvest Co Ltd	892
223,003		Taiyo Yuden Co Ltd	2,829
275,390		TDK Corp	17,486
204,874		TE Connectivity Ltd	15,273
159,241	*	Tech Data Corp	14,953
1,056,000		Technovator International Ltd	408
145,138	e	Telit Communications plc	638
131,495		Test Research, Inc	185
609,701	*,e	Thin Film Electronics ASA	239
49,029	*,e	Tobii AB	316
115,625		Tong Hsing Electronic Industries Ltd	511
11,830,000	e	Tongda Group Holdings Ltd	4,176
91,100	e	Topcon Corp	1,632
263,000		Toshiba TEC Corp	1,477
56,400		Toyo Corp/Chuo-ku	514
226,000	*	TPK Holding Co Ltd	793
822,000	e	Tpv Technology Ltd	222
16,100		Transcend Information, Inc	53
532,000	m	Trigiant Group Ltd	81
600,583	*	Trimble Navigation Ltd	19,225
1,496,832		Tripod Technology Corp	4,217
1,580,000	e	Truly International Holdings	561
20,800		TSC Auto ID Technology Co Ltd	158
472,951	*	TTM Technologies, Inc	7,629
258,039		TXC Corp	369
50,762	*,e	Ubiquiti Networks, Inc	2,551
1,069,883		Unimicron Technology Corp	589
188,413		Universal Display Corp	16,222
74,740	*,e	USA Technologies, Inc	318
3,600	e	V Technology Co Ltd	555
999,595		Venture Corp Ltd	8,196
231,126	*	VeriFone Systems, Inc	4,329
102,194	*,e	Viasat, Inc	6,522
1,103,363	*	Viavi Solutions, Inc	11,828
268,939		Vishay Intertechnology, Inc	4,424
45,634	*	Vishay Precision Group, Inc	721
165

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
3,315,400		VS Industry Bhd	$1,296
1,658,800		VST Holdings Ltd	581
127,000		Vtech Holdings Ltd	1,518
110,300	e	Wacom Co Ltd	399
1,290,000		Wah Lee Industrial Corp	2,075
1,751,140		Walsin Technology Corp	2,583
1,394,000	e	Wasion Group Holdings Ltd	734
968,171		Western Digital Corp	79,903
21,505		Wincor Nixdorf AG.	1,629
190,500	*,b,m	Wintek Corp	0	^
8,390,495		Wistron Corp	7,688
205,520		Wistron NeWeb Corp	578
4,098,732		WPG Holdings Co Ltd	5,147
1,548,848		WT Microelectronics Co Ltd	2,264
5,740,085		Xerox Corp	42,132
15,750	*,m	Ya Hsin Industrial Co Ltd	0
298,993		Yageo Corp	815
56,993		Yamatake Corp	1,920
505,500	e,g	Yangtze Optical Fibre and Cable Joint Stock Ltd	984
57,538		Yaskawa Electric Corp	1,159
68,584		Yokogawa Electric Corp	1,082
140,115	*	Zebra Technologies Corp (Class A)	12,785
418,405		Zhen Ding Technology Holding Ltd	983
238,000		Zinwell Corp	266
838,538		ZTE Corp	1,541
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	5,638,193

TELECOMMUNICATION SERVICES - 2.6%
7,053		012 Smile.Communications Ltd	142
996,089		Advanced Info Service PCL (Foreign)	5,203
350,739		AFK Sistema (GDR)	3,139
34,959,884		America Movil S.A. de C.V. (Series L)	24,798
292,750		APT Satellite Holdings Ltd	157
1,680,836	*	Asia Pacific Telecom Co Ltd	552
19,357,522		AT&T, Inc	804,305
34,360		ATN International, Inc	2,420
700,400	*,e	Axtel SAB de C.V.	140
995,019		BCE, Inc	44,055
90,919		Belgacom S.A.	2,849
10,133,412		Bezeq Israeli Telecommunication Corp Ltd	18,199
1,491,321		Bharti Airtel Ltd	8,038
899,519		Bharti Infratel Ltd	4,517
181,796	*	Boingo Wireless, Inc	2,362
7,094,336		BT Group plc	28,329
161,016	*	Cellcom Israel Ltd	1,669
116,567	g	Cellnex Telecom SAU	1,920
1,397,628	e	CenturyTel, Inc	32,942
5,625,371		China Communications Services Corp Ltd	3,684
8,738,399		China Mobile Hong Kong Ltd	96,101
16,942,457		China Telecom Corp Ltd	8,276
8,239,681		China Unicom Ltd	11,067
776,858		Chorus Ltd	2,351
3,996,988		Chunghwa Telecom Co Ltd	13,573
166

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
126,064	*	Cincinnati Bell, Inc	$2,231
3,776,000		Citic 1616 Holdings Ltd	1,147
81,534		Cogent Communications Group, Inc	3,510
275,881		Com Hem Holding AB	3,162
100,341	e	Consolidated Communications Holdings, Inc	2,350
7,348,480		Deutsche Telekom AG.	128,765
3,619,839		Digi.Com BHD	4,196
15,067		Digital Multimedia Technologies S.p.A.	847
33,928	e	Drillisch AG.	1,726
73,489		Elisa Oyj (Series A)	2,598
3,337,230		Emirates Telecommunications Group Co PJSC	16,409
177,605		Empresa Nacional de Telecomunicaciones S.A.	2,147
94,618	g	Euskaltel S.A.	968
48,006	*	Fairpoint Communications, Inc	797
1,544,236		Far EasTone Telecommunications Co Ltd	3,791
2,791,302		France Telecom S.A.	43,337
155,879		Freenet AG.	5,067
2,910,265	e	Frontier Communications Corp	6,228
79,685	*	General Communication, Inc (Class A)	1,657
1,403,427	*,e	Globalstar, Inc	2,245
33,971		Globe Telecom, Inc	1,376
25,701	*	Hawaiian Telcom Holdco, Inc	589
382,688		Hellenic Telecommunications Organization S.A.	3,595
305,763	*	Himachal Futuristic Communications	60
1,752,500		HKBN Ltd	1,957
4,070,127		HKT Trust and HKT Ltd	5,248
1,452,651	e	Hutchison Telecommunications Hong Kong Holdings Ltd	432
1,401,601		Idea Cellular Ltd	1,853
80,330		IDT Corp (Class B)	1,022
26,407		Iliad S.A.	5,898
213,252	g	Infrastrutture Wireless Italiane S.p.A	1,124
203,675		Inmarsat plc	2,170
101,505	*,e	Intelsat S.A.	421
161,568	*,e	Iridium Communications, Inc	1,559
87,800	*,e	Japan Communications, Inc	151
1,864,400		Jasmine International PCL	458
1,176,463		Kcom Group plc	1,327
1,437,652		KDDI Corp	37,811
22,146		KT Corp	632
248,674	*,e,m	Let’s GOWEX S.A.	3
769,390	*,n	Level 3 Communications, Inc	44,025
415,229		LG Telecom Ltd	5,314
37,777	*	Lumos Networks Corp	669
1,153,977		Magyar Telekom	1,914
3,704,090		Maxis BHD	5,389
19,439		MegaFon OAO (GDR)	228
12,360	e	Millicom International Cellular S.A.	689
1,029,418		Mobile TeleSystems (ADR)	11,354
458,509	e	MobileOne Ltd	698
105,162	*	Mobistar S.A.	2,245
1,946,196	e	MTN Group Ltd	17,688
510,192		Netia S.A.	587
167

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,387,733		Nippon Telegraph & Telephone Corp	$59,330
2,569,845		NTT DoCoMo, Inc	60,012
16,595	*	Numericable-SFR SAS	521
120,374		Ooredoo QSC	3,194
2,269,857	*	Orascom Telecom Holding SAE	854
2,305,072	*	Orascom Telecom Media And Technology Holding SAE	95
129,146	*	Orbcomm, Inc	1,233
223,795	*	Partner Communications	1,177
8,479,276		PCCW Ltd	5,002
20,341	*,e	pdvWireless, Inc	444
94,807		PLDT, Inc	3,109
4,111,411	*	PT Excelcomindo Pratama	944
857,000		PT Link Net Tbk	349
69,921,224		PT Telekomunikasi Indonesia Persero Tbk	21,735
697,220	*	Reliance Communication Ventures Ltd	411
1,016,252		Rogers Communications, Inc (Class B)	44,934
177,191		Rostelecom (ADR)	1,449
4,179,190		Royal KPN NV	12,564
128,280	*	Sejong Telecom, Inc	114
90,629		Shenandoah Telecom Co	2,542
16,963,363		Singapore Telecommunications Ltd	47,537
100,933		SK Telecom Co Ltd	22,806
448,377		SmarTone Telecommunications Holding Ltd	578
1,139,936		Softbank Corp	80,839
45,495		Spok Holdings, Inc	864
1,792,322	*,e	Sprint Corp	15,557
452,040	e	StarHub Ltd	931
18,575	*,e	Straight Path Communications, Inc	668
104,402	g	Sunrise Communications Group AG.	7,866
13,492		Swisscom AG.	6,219
1,781,942		Taiwan Mobile Co Ltd	6,547
486,054	e	TalkTalk Telecom Group plc	1,154
108,579		Tata Communications Ltd	1,207
477,244		TDC AS	2,458
80,482		Tele2 AB (B Shares)	768
3,568,413		Telecom Corp of New Zealand Ltd	8,747
18,067,988		Telecom Italia RSP	13,191
5,686,139	*	Telecom Italia S.p.A.	5,119
989,799		Telefonica Brasil S.A.	14,781
601,297		Telefonica Deutschland Holding AG.	2,981
159,583		Telefonica O2 Czech Republic AS	1,783
2,990,219		Telefonica S.A.	33,471
1,333,983		Telekom Malaysia BHD	1,935
585,490		Telekomunikacja Polska S.A.	683
508,581		Telenor ASA	8,460
884,051		Telephone & Data Systems, Inc	23,436
2,564,901	*,e	Telesites SAB de C.V.	1,663
2,249,264		TeliaSonera AB	9,430
1,357,308		Telkom S.A. Ltd	7,591
8,315,333		Telstra Corp Ltd	29,589
338,310		TELUS Corp	10,982
318,700		Thaicom PCL	184
168

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,795,484		Tim Participacoes S.A.	$5,793
435,520		Time dotCom BHD	856
2,949,589		TM International BHD	3,372
2,163,772	*	T-Mobile US, Inc	139,758
2,625,483		Tower Bersama Infrastructure	1,074
425,727	e	TPG Telecom Ltd	2,267
12,627,316		True Corp PCL	2,499
336,236		Turk Telekomunikasyon AS	546
915,000		Turkcell Iletisim Hizmet AS	3,014
38,987	*	US Cellular Corp	1,455
11,999,996		Verizon Communications, Inc	585,000
370,555	e	Vocus Communications Ltd	1,223
497,707		Vodacom Group Pty Ltd	5,634
47,244,430		Vodafone Group plc	123,118
464,600		Vodafone Group plc (ADR)	12,279
276,472		Vodafone Qatar	709
1,335,427	*	Vonage Holdings Corp	8,440
818,942	e	Windstream Holdings, Inc	4,463
315,482	*	Zayo Group Holdings, Inc	10,379
		TOTAL TELECOMMUNICATION SERVICES	3,014,369

TRANSPORTATION - 2.2%
573,069		Abertis Infraestructuras S.A. (Continuous)	9,225
71,514		Aegean Airlines S.A.	565
215,468	g	Aena S.A.	34,057
28,559		Aeroports de Paris	3,528
5,338,742		Air Arabia PJSC	1,541
217,389	*	Air Canada	2,256
1,895,225		Air China Ltd	1,535
108,015	*	Air France-KLM	817
3,520,734		Air New Zealand Ltd	6,071
207,746	*	Air Transport Services Group, Inc	3,334
1,368,558		AirAsia BHD	971
9,992,625	*	AirAsia X BHD	903
4,799,000		Airports of Thailand PCL	5,482
11,463	*	AJ Rent A Car Co Ltd	105
635,438		Alaska Air Group, Inc	58,600
697,459		All Nippon Airways Co Ltd	2,133
54,631		Allcargo Logistics Ltd	142
26,030		Allegiant Travel Co	4,171
29,017		Amerco, Inc	11,061
1,356,181		American Airlines Group, Inc	57,366
634,771	*,b,m	AMR Corp (Escrow)	6
356,000	e	Anhui Expressway Co	282
136,536		Ansaldo STS S.p.A.	1,793
5,092		AP Moller - Maersk AS (Class A)	8,206
5,983		AP Moller - Maersk AS (Class B)	9,910
110,335		Arkansas Best Corp	2,869
91,672	*	Asiana Airlines	370
66,351	*	Atlas Air Worldwide Holdings, Inc	3,679
957,034		Auckland International Airport Ltd	4,532
104,302		Autostrada Torino-Milano S.p.A.	1,564
169

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
803,417		Autostrade S.p.A.	$20,725
903,085		Avianca Holdings S.A.	880
240,667	*	Avis Budget Group, Inc	7,119
648,200		Bangkok Airways Co Ltd	383
135,150		Bangkok Aviation Fuel Services PCL	154
7,154,953		Bangkok Expressway & Metro PCL	1,583
799,459		BBA Aviation plc	3,048
1,748,097		Beijing Capital International Airport Co Ltd	2,092
7,880		Blue Dart Express Ltd	632
706,289		Bollore	2,734
338,460		bpost S.A.	7,941
6,370,627		BTS Group Holdings PCL (Foreign)	1,567
1,120,398		Canadian National Railway Co	82,700
216,618		Canadian Pacific Railway Ltd (Toronto)	31,820
956,928	e	Cathay Pacific Airways Ltd	1,389
709,810		Cebu Air, Inc	1,328
230,775	e	Celadon Group, Inc	1,512
116,569		Central Japan Railway Co	19,040
102,009		CH Robinson Worldwide, Inc	7,884
1,533,335		China Airlines	533
1,417,093	e	China Merchants Holdings International Co Ltd	4,151
1,979,500		China Southern Airlines Co Ltd	1,371
350,000		Chu Kong Shipping Development	89
1,923,399		Cia de Concessoes Rodoviarias	11,090
109,242		Cia de Distribucion Integral Logista Holdings SAU	2,536
1,481,810		ComfortDelgro Corp Ltd	2,712
9,437,108	*	Compania SudAmericana de Vapores S.A.	345
49,849		Container Corp Of India Ltd	978
550,800	*,e	Controladora Vuela Cia de Aviacion SAB de C.V.	770
107,330		Copa Holdings S.A. (Class A)	12,048
99,200	*	Cosan Logistica S.A.	214
784,000		Cosco International Holdings Ltd	337
4,992,933	e	COSCO Pacific Ltd	5,514
216,564		Costamare, Inc	1,442
23,546	*	Covenant Transportation Group, Inc	443
3,627,523		CSX Corp	168,861
110,638		CTT-Correios de Portugal S.A.	604
245,200		CWT Ltd	351
19,734	*	D/S Norden	399
656,333		Dart Group plc	4,243
597,275		Dazhong Transportation Group Co Ltd	423
1,703,988		Delta Air Lines, Inc	78,315
332,044		Deutsche Lufthansa AG.	5,387
1,035,679		Deutsche Post AG.	35,445
113,183		Dfds A.S.	6,218
534,894		DP World Ltd	11,500
687,479		DSV AS	35,559
622,502		East Japan Railway Co	54,358
1,513,336		easyJet plc	19,457
56,206	*,e	Echo Global Logistics, Inc	1,200
186,500		EcoRodovias Infraestrutura e Logistica S.A.	539
85,600	*,e	eHi Car Services Ltd (ADR)	865
1,974,554		El Al Israel Airlines	1,455
170

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
763,444	*	Enav S.p.A	$3,101
98,526	*,g	Europcar Groupe S.A.	1,047
880,584		Eva Airways Corp	467
529,000		Evergreen International Storage & Transport Corp	249
1,548,055		Evergreen Marine Corp Tawain Ltd	724
4,929	e	Exchange Income Corp	145
223,588		Expeditors International of Washington, Inc	12,630
696,291		FedEx Corp	135,881
40,080	e	Finnair Oyj	201
1,532,379	*	Firstgroup plc	2,535
48,002		Flughafen Zuerich AG.	10,227
95,515		Forward Air Corp	4,544
38,554		Fraport AG. Frankfurt Airport Services Worldwide	2,726
287,060		Freightways Ltd	1,507
109,000	e	Fukuyama Transporting Co Ltd	654
115,781		Gateway Distriparks Ltd	451
300,321	*	Genesee & Wyoming, Inc (Class A)	20,380
63,057		GLOVIS Co Ltd	8,293
105,133		Go-Ahead Group plc	2,270
138,200	*	Gol Linhas Aereas Inteligentes S.A.	368
84,872	*,e	Golden Ocean Group Ltd	646
380,158		Grindrod Ltd	405
377,524		Groupe Eurotunnel S.A.	3,795
505,800	*,e	Grupo Aeromexico SAB de C.V.	1,044
175,300		Grupo Aeroportuario del Centro Norte Sab de C.V.	949
347,631		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	3,382
356,990		Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	6,198
685,725		Guangdong Provincial Expressway Development Co Ltd	502
663,000		Guangdong Yueyun Transportation Co Ltd	484
185,475		Gujarat Pipavav Port Ltd	472
34,000		Hainan Meilan International Airport Co Ltd	30
71,627		Hamburger Hafen und Logistik AG.	1,340
37,303		Hanjin Kal Corp	654
6,953		Hanjin Transportation Co Ltd	160
587,025		Hankyu Hanshin Holdings, Inc	19,155
192,323	*	Hawaiian Holdings, Inc	8,933
88,928		Heartland Express, Inc	1,783
157,384	*,e	Hertz Global Holdings, Inc	2,761
103,100		Hitachi Transport System Ltd	2,142
1,982,739	e	Hopewell Highway Infrastructure Ltd	1,069
205,708	*	Hub Group, Inc (Class A)	9,545
5,318,153		Hutchison Port Holdings Trust	2,207
1,746	*	ID Logistics Group	248
244,057		Iino Kaiun Kaisha Ltd	1,070
845,918		International Consolidated Airlines Group S.A.	5,588
500,717		International Container Term Services, Inc	897
305,954		Irish Continental Group plc	1,616
311,634		J.B. Hunt Transport Services, Inc	28,589
328,187		Japan Airlines Co Ltd	10,420
31,300	e	Japan Airport Terminal Co Ltd	1,092
7,298		Jeju Air Co Ltd	194
138,751	*	Jet Airways India Ltd	1,124
171

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,047,250	*	JetBlue Airways Corp	$21,584
4,519,834		Jiangsu Express	6,493
210,310		Jinzhou Port Co Ltd	113
57,300		Julio Simoes Logistica S.A.	126
565,587		Kamigumi Co Ltd	4,902
258,553		Kansas City Southern Industries, Inc	22,174
1,311,400	*,e	Kawasaki Kisen Kaisha Ltd	3,496
82,638	e	Keihin Electric Express Railway Co Ltd	909
426,586	e	Keio Corp	3,389
24,161		Keisei Electric Railway Co Ltd	562
2,089,047		Kerry Logistics Network Ltd	2,931
1,281,179	e	Kintetsu Corp	4,632
28,000		Kintetsu World Express, Inc	424
347,672	*	Kirby Corp	24,528
132,529		Knight Transportation, Inc	4,155
76,200		Konoike Transport Co Ltd	946
7,662	*	Korea Express Co Ltd	1,141
12,454	*	Korea Line Corp	259
38,799	*	Korean Air Lines Co Ltd	1,095
24,548		Kuehne & Nagel International AG.	3,466
1,700		Kyushu Railway Co	52
454,372	*	Lan Airlines S.A.	5,754
97,388		Landstar System, Inc	8,341
69,900		Lingkaran Trans Kota Holdings BHD	95
589,702		Localiza Rent A Car	7,849
3,818	e	Logistec Corp	103
1,021,484		Macquarie Atlas Roads Group	3,995
163,442		Macquarie Infrastructure Co LLC	13,170
770,006		Malaysia Airports Holdings BHD	1,209
46,727		Marten Transport Ltd	1,096
97,000		Maruzen Showa Unyu Co Ltd	386
181,529		Matson, Inc	5,765
2,985,256		MISC BHD	4,935
25,349	e	Mitsubishi Logistics Corp	350
3,091,212		Mitsui OSK Lines Ltd	9,715
79,610		Mitsui-Soko Co Ltd	238
150,000	*	Movida Participacoes S.A.	399
2,628,673	e	MTR Corp	14,769
1,470,633		Mundra Port and Special Economic Zone Ltd	7,692
669,055	e	Nagoya Railroad Co Ltd	3,017
241,100		Namyong Terminal PCL	108
618,000		Nankai Electric Railway Co Ltd	3,013
913,196		National Express Group plc	4,119
783	*,g	Navkar Corp Ltd	2
698,261		Nippon Express Co Ltd	3,594
129,300	e	Nippon Konpo Unyu Soko Co Ltd	2,769
2,178,084		Nippon Yusen Kabushiki Kaisha	4,598
282,000	e	Nishi-Nippon Railroad Co Ltd	1,192
57,000		Nissin Corp	191
279,475	g	Nobina AB	1,661
1,101,051		Norfolk Southern Corp	123,285
315,081		Northgate plc	2,171
22,172	*,e	Norwegian Air Shuttle AS	610
172

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
43,318	e	Odakyu Electric Railway Co Ltd	$845
30,112		Oesterreichische Post AG.	1,199
2,282,453		OHL Mexico SAB de CV	3,223
152,928		Old Dominion Freight Line	13,086
231,000		Orient Overseas International Ltd	1,234
3,006,290	*,e	Pacific Basin Shipping Ltd	639
7,561	*	PAM Transportation Services, Inc	123
8,267		Panalpina Welttransport Holding AG.	997
17,387		Park-Ohio Holdings Corp	625
43,832	*	Pegasus Hava Tasimaciligi AS.	173
7,222		Piraeus Port Authority	99
54,826	*	PKP Cargo S.A.	898
695,600		Pos Malaysia & Services Holdings BHD	720
511,950	*	Precious Shipping PCL	158
683,202		Promotora y Operadora de Infraestructura SAB de C.V.	7,384
66,000	*	Prumo Logistica S.A.	195
12,753,500	*,m	PT Berlian Laju Tanker Tbk	0	^
4,504,200	*	PT Garuda Indonesia Tbk	116
2,318,754		PT Jasa Marga Tbk	804
4,131,177		Qantas Airways Ltd	12,277
1,798,000	g	Qingdao Port International Co Ltd	1,005
643,000	e	Qinhuangdao Port Co Ltd	180
2,062,279		QR National Ltd	8,270
735,009	e	Qube Logistics Holdings Ltd	1,437
319,909	*	Radiant Logistics, Inc	1,600
653,409		Redde plc	1,238
149,182	*	Roadrunner Transportation Services Holdings, Inc	1,025
321,164		Royal Mail plc	1,711
1,046,600	*	Rumo S.A.	2,858
3,051	*	Ryanair Holdings plc	47
202,600	*	Ryanair Holdings plc (ADR)	16,812
45,377		Ryder System, Inc	3,423
305,000	e	Sagami Railway Co Ltd	1,418
49,795	*	Saia, Inc	2,206
96	*,m	SAir Group	0
7,500		Sakai Moving Service Co Ltd	209
407,000		Sankyu, Inc	2,476
503,800		Santos Brasil Participacoes S.A.	367
75,950	*,e	SAS AB	121
83,668	*,e	Scorpio Bulkers, Inc	770
39,780	e	Seaspan Corp	276
521		Sebang Co Ltd	7
507,000	e	Seino Holdings Corp	5,709
99,000		Senko Co Ltd	639
127,100		Shandong Airlines Co Ltd	283
133,600		Shanghai Jinjiang International Investment Holdings Co	193
56,500	*	Shenzhen Chiwan Petroleum	169
110,300		Shenzhen Chiwan Wharf Holdings Ltd	182
558,000		Shenzhen Expressway Co Ltd	506
1,310,781		Shenzhen International Holdings Ltd	2,151
123,000		Shinwa Kaiun Kaisha Ltd	265
90,819	*	Shipping Corp of India Ltd	107
173

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,229,097		Shun TAK Holdings Ltd	$435
2,974,000		Sichuan Expressway Co Ltd	1,256
79,000		Sincere Navigation	62
195,349		Singapore Airlines Ltd	1,406
473,400		Singapore Airport Terminal Services Ltd	1,651
1,176,519	e	Singapore Post Ltd	1,144
2,651,051		Sinotrans Ltd	1,239
1,250,500	e	Sinotrans Shipping Ltd	303
2,833,000	e	SITC International Co Ltd	1,947
12,445	e	Sixt AG.	641
38,157		Sixt AG. (Preference)	1,555
9,289	e	Sixt Leasing AG.	181
198,353		Skywest, Inc	6,794
100,960		Societa Iniziative Autostradali e Servizi S.p.A.	964
2,011,626		Southwest Airlines Co	108,145
1,111,833	*	SpiceJet Ltd	1,741
320,936	*	Spirit Airlines, Inc	17,032
714,788		Stagecoach Group plc	1,873
68,730		Stolt-Nielsen S.A.	1,169
62,065	e	Student Transportation, Inc	364
398,767	e	Sumitomo Warehouse Co Ltd	2,198
180,567	*,e	Swift Transportation Co, Inc	3,709
1,343,273		Sydney Airport	6,946
307,000		T.Join Transportation Co	434
162,603		TAV Havalimanlari Holding AS	648
150,000	*	Tegma Gestao Logistica	553
645,590		TFI International, Inc	15,074
695,900	*	Thai Airways International PCL-Foreign	375
690,935		Thoresen Thai Agencies PCL	200
4,780,000		Tianjin Port Development Holdings Ltd	812
1,668,842	*	TNT NV	7,872
694,033		Tobu Railway Co Ltd	3,525
1,447,075		Tokyu Corp	10,282
14,200		Trancom Co Ltd	736
1,678,367		Transurban Group (ASE)	14,961
589,963	*	Turk Hava Yollari	888
278,000		U-Ming Marine Transport Corp	299
4,303,676		Union Pacific Corp	455,845
888,171	*	United Continental Holdings, Inc	62,740
1,331,528		United Parcel Service, Inc (Class B)	142,873
19,152		Universal Truckload Services, Inc	275
36,097	*	USA Truck, Inc	265
60,603	*	Virgin Australia Holdings Ltd	9
67,336	*,m	Virgin Australia Int Holdings	0	^
21,075		VRL Logistics Ltd	101
25,989	e	VTG AG.	844
502,000		Wan Hai Lines Ltd	291
87,813		Werner Enterprises, Inc	2,301
138,583		West Japan Railway Co	9,038
84,094		WestJet Airlines Ltd	1,442
3,981,900		Westports Holdings BHD	3,644
165,693		Westshore Terminals Investment Corp	3,297
124,256	*	Wilh. Wilhelmsen ASA	608
174

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
69,376		Wisdom Marine Lines Co Ltd	$75
2,602,000		Xiamen International Port Co Ltd	549
286,164	*	XPO Logistics, Inc	13,704
53,866		Yamato Transport Co Ltd	1,129
848,000	*	Yang Ming Marine Transport	195
127,006	*	YRC Worldwide, Inc	1,398
1,366,000	e	Yuexiu Transport Infrastructure Ltd	1,057
12,900		Yusen Air & Sea Service Co Ltd	130
4,102,194		Zhejiang Expressway Co Ltd	5,366
1,181,651	*,e	ZTO Express Cayman, Inc (ADR)	15,468
		TOTAL TRANSPORTATION	2,616,332

UTILITIES - 2.7%
1,214,642		A2A S.p.A.	1,835
3,431,410		Aboitiz Power Corp	2,854
84,474		Acciona S.A.	6,757
86,116		ACEA S.p.A.	1,172
102,596		Actelios S.p.A.	122
682,329	*	Adani Power Ltd	419
151,627	*	Adani Transmissions Ltd	150
1,398,112		AES Corp	15,631
2,169,471		AES Gener S.A.	877
217,579	*	AES Tiete S.A.	952
348,364	*,m	AET&D Holdings No 1 Ptd Ltd	0
1,390,139		AGL Energy Ltd	28,002
3,381,468		Aguas Andinas S.A.	1,971
264,514	e	Algonquin Power & Utilities Corp	2,526
139,037		Allete, Inc	9,414
228,962		Alliant Energy Corp	9,069
286,310		Alupar Investimento S.A.	1,873
508,238		Ameren Corp	27,745
2,893,071		American Electric Power Co, Inc	194,212
103,110		American States Water Co	4,568
497,673		American Water Works Co, Inc	38,704
895,962		APA Group	6,132
169,324		Aqua America, Inc	5,444
12,103	*,e	AquaVenture Holdings Ltd	207
20,380		Artesian Resources Corp	664
168,783		Ascopiave S.p.A.	625
230,953		Atco Ltd	8,980
133,259		Athens Water Supply & Sewage Co S.A.	740
226,176	*	Atlantic Power Corp	599
115,054	*	Atlantic Power Corp (Toronto)	304
206,075		Atlantica Yield plc	4,319
124,068		Atmos Energy Corp	9,800
1,990,419		AusNet Services	2,562
143,633		Avangrid, Inc	6,139
154,648		Avista Corp	6,039
72,399		Aygaz AS	293
1,899,534	*	Babcock & Brown Wind Partners	1,458
2,736,000	*	Beijing Blue Sky Holding	204
4,746,191	e	Beijing Enterprises Water Group Ltd	3,518
175

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
16,974,100		Benpres Holdings Corp	$2,608
77,285		BKW S.A.	4,178
101,735	e	Black Hills Corp	6,762
47,089		Boralex, Inc	760
94,723		California Water Service Group	3,396
482,102	*	Calpine Corp	5,327
92,123		Canadian Utilities Ltd	2,699
508,000	e	Canvest Environment Protection Group Co Ltd	305
269,581	e	Capital Power Corp	5,283
63,788		Capital Stage AG.	420
1,205,446		Centerpoint Energy, Inc	33,234
405,200	*	Centrais Eletricas Brasileiras S.A.	2,213
512,279		Centrais Eletricas Brasileiras S.A. (Preference)	3,611
12,780,111		Centrica plc	34,800
99,573		CESC Ltd	1,290
365,382		CEZ AS	6,291
4,936,000	e	CGN New Energy Holdings Co Ltd	788
11,987,000	g	CGN Power Co Ltd	3,705
60,746		Chesapeake Utilities Corp	4,204
810,344	e	Cheung Kong Infrastructure Holdings Ltd	6,364
2,050,000	*	China Datang Corp Renewable Power Co Ltd	211
255,400	e	China Everbright Water Ltd	87
1,914,308	e	China Gas Holdings Ltd	3,084
3,734,627		China Longyuan Power Group Corp	2,905
3,908,000	*,e	China Oil and Gas Group Ltd	297
3,629,796		China Power International Development Ltd	1,350
359,500	e	China Power New Energy Development Co Ltd	226
977,580	e	China Resources Gas Group Ltd	3,462
5,840,983		China Resources Power Holdings Co	10,545
690,000		China Water Affairs Group Ltd	455
992,000	*	China Water Industry Group Ltd	189
888,136		Chubu Electric Power Co, Inc	11,930
204,552	e	Chugoku Electric Power Co, Inc	2,269
602,500		Cia de Saneamento Basico do Estado de Sao Paulo	6,272
52,280		Cia de Saneamento de Minas Gerais-COPASA	738
1,543,600		Cia de Saneamento do Parana	5,424
1,322,533		Cia Energetica de Minas Gerais	4,360
153,900		Cia Energetica de Sao Paulo (Class B)	949
9,404		Cia Energetica do Ceara	144
224,160		Cia Paranaense de Energia	2,344
1,459,700		CK Power PCL	137
2,504,644		CLP Holdings Ltd	26,220
275,235		CMS Energy Corp	12,314
9,692,189		Colbun S.A.	2,153
20,668		Connecticut Water Service, Inc	1,099
315,162		Consolidated Edison, Inc	24,475
30,770		Consolidated Water Co, Inc	358
962,582		Contact Energy Ltd	3,413
204,646		CPFL Energia S.A.	1,685
1,742,000	e	CT Environmental Group Ltd	370
15,101		Delta Natural Gas Co, Inc	458
1,405,933		Dominion Resources, Inc	109,058
436,233	g	DONG Energy A.S.	16,799
176

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
592,459		Drax Group plc	$2,415
1,004,128		DTE Energy Co	102,532
2,563,707		DUET Group (ASE Exchange)	5,463
1,494,379		Duke Energy Corp	122,554
298,185	*	Dynegy, Inc	2,344
1,675,496	*	E.CL SA	3,107
2,167,640		E.ON AG.	17,233
2,357		E1 Corp	116
230,800		Eastern Water Resources Development and Management PCL	79
873,959		Edison International	69,576
912,405		EDP - Energias do Brasil S.A.	4,066
163,732		El Paso Electric Co	8,268
256,300		Electric Power Development Co	6,023
1,316,323	e	Electricite de France	11,060
22,300		Electricity Generating PCL	139
77,500		Eletropaulo Metropolitana de Sao Paulo S.A.	345
26,578		Elia System Operator S.A.	1,400
33,846		Emera, Inc	1,196
3,852,618		Empresa Nacional de Electricidad S.A.	2,899
1,631,426		Endesa S.A.	38,289
185,220		Enea S.A.	528
10,343,994		Enel S.p.A.	48,673
908,767		Energa S.A.	2,435
4,931,428	e	Energias de Portugal S.A.	16,674
1		Energix-Renewable Energies Ltd	0	^
547,366	*,e	Energy World Corp Ltd	151
36,354,766		Enersis Chile S.A.	4,024
51,444,110		Enersis S.A.	10,683
184,841		Engie Brasil Energia S.A.	2,088
825,228		ENN Energy Holdings Ltd	4,649
188,726		Entergy Corp	14,336
217,300		Equatorial Energia S.A.	4,081
21,500	e	eRex Co Ltd	254
43,883		ERG S.p.A.	553
164,672	e	ERM Power Ltd	165
225,412		Eversource Energy	13,250
38,511		EVN AG.	491
2,423,276		Exelon Corp	87,189
492,834		Federal Grid Co Unified Energy System JSC (ADR)	785
202,348	*,m	Ferroglobe plc	0
1,269,300		First Gen Corp	530
686,210		First Philippine Holdings Corp	982
605,899		FirstEnergy Corp	19,280
424,805		Fortis, Inc	14,078
404,402		Fortum Oyj	6,401
673,641		GAIL India Ltd	3,911
617,900		Gas Malaysia BHD	419
343,254		Gas Natural SDG S.A.	7,508
2,052,351		Gaz de France	29,003
982,910		Genesis Energy Ltd	1,433
75,918		Genie Energy Ltd	550
177

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
233,400		Global Power Synergy Co Ltd (Foreign)	$229
18,418	e	Global Water Resources, Inc	160
2,076,871		Glow Energy PCL (Foreign)	4,986
217,890		Great Plains Energy, Inc	6,367
3,213,066		Guangdong Investments Ltd	4,582
61,282		Gujarat Gas Co Ltd	725
113,110		Gujarat State Petronet Ltd	281
126,350		Hawaiian Electric Industries, Inc	4,209
519,163		Hera S.p.A.	1,442
2,633,052	e,g	HK Electric Investments & HK Electric Investments Ltd	2,427
234,700		Hokkaido Electric Power Co, Inc	1,778
130,242	e	Hokuriku Electric Power Co	1,267
6,323,252		Hong Kong & China Gas Ltd	12,651
1,606,319		Hong Kong Electric Holdings Ltd	13,856
360,330	*	Huadian Energy Co Ltd	182
6,590,000		Huadian Fuxin Energy Corp Ltd	1,476
12,689,756	e	Huaneng Power International, Inc	8,479
4,356,000		Huaneng Renewables Corp Ltd	1,509
145,510	g	Hydro One Ltd	2,653
2,041,600	e	Hyflux Ltd	832
7,101,709		Iberdrola S.A.	50,741
147,202		Idacorp, Inc	12,212
71,572	*	Indiabulls Infrastructure and Power Ltd	4
8,163		Indraprastha Gas Ltd	128
1,948,543	e	Infraestructura Energetica ,NV SAB de C.V.	9,286
1,852,088		Infratil Ltd	3,778
93,108	e	Innergex Renewable Energy, Inc	1,001
130,881	*	Innogy SE	4,933
1,027,900		Inter Far East Energy Corp	93
675,512		Interconexion Electrica S.A.	2,726
441,246		Inversiones Aguas Metropolitanas S.A.	695
1,476,522		Iride S.p.A.	3,065
652,238	*	Italgas S.p.A	2,861
439,243	e	Just Energy Income Fund	2,758
10,900		K&O Energy Group, Inc	173
1,869,000	e,g	Kangda International Environmental Co Ltd	474
1,063,415	*	Kansai Electric Power Co, Inc	13,085
9,435	*	Kenon Holdings Ltd	109
175,000	*	Kong Sun Holdings Ltd	6
16,720		Korea District Heating Corp	1,000
415,886		Korea Electric Power Corp	17,311
27,443		Korea Gas Corp	1,104
1,809	m	KyungDong City Gas Co Ltd	117
1,188,777	e	Kyushu Electric Power Co, Inc	12,703
67,500		Light S.A.	426
21,265		Mahanagar Gas Ltd	293
1,717,000		Manila Water Co, Inc	1,054
475,176		MDU Resources Group, Inc	13,006
885,963	*	Meridian Energy Ltd	1,739
68,545		MGE Energy, Inc	4,455
56,123		Middlesex Water Co	2,074
544,807		Mighty River Power Ltd	1,203
124,911	e	National Fuel Gas Co	7,447
178

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
5,354,166		National Grid plc	$67,930
168,862		New Jersey Resources Corp	6,687
2,317,167		NextEra Energy, Inc	297,455
619,216		NiSource, Inc	14,731
105,696	e	Northland Power Income Fund	1,952
69,716		Northwest Natural Gas Co	4,120
106,665		NorthWestern Corp	6,261
633,203		NRG Energy, Inc	11,841
408,069		NRG Yield, Inc (Class A)	7,096
188,729	e	NRG Yield, Inc (Class C)	3,341
2,767,323		NTPC Ltd	7,075
589,491		OGE Energy Corp	20,620
261,500	e	Okinawa Electric Power Co, Inc	6,222
162,360		ONE Gas, Inc	10,976
144,168		Ormat Technologies, Inc	8,229
0		Ormat Technologies, Inc (Foreign)	0	^
1,712,188	e	Osaka Gas Co Ltd	6,529
84,096		Otter Tail Corp	3,187
292,921	*,e	Pampa Energia S.A. (ADR)	15,882
292,972	e	Pattern Energy Group, Inc	5,898
601,881		Pennon Group plc	6,649
899,891		Petronas Gas BHD	4,018
2,957,823		PG&E Corp	196,281
307,634		Pinnacle West Capital Corp	25,651
255,170		PNM Resources, Inc	9,441
28,379,894		PNOC Energy Development Corp	3,403
874,214		Polska Grupa Energetyczna S.A.	2,511
176,526		Portland General Electric Co	7,841
1,610,385		PPL Corp	60,212
18,907,532		PT Perusahaan Gas Negara Persero Tbk	3,590
2,073,385		PTC India Ltd	2,982
93,187	*	Public Power Corp	291
621,999		Public Service Enterprise Group, Inc	27,586
55,620		Qatar Electricity & Water Co	3,361
500,000		Ratchaburi Electricity Generating Holding PCL (ADR)	731
328,379		Red Electrica Corp S.A.	6,296
213,211	e	Redes Energeticas Nacionais S.A.	641
189,558		Reliance Energy Ltd	1,660
89,437		Rubis	8,757
2,466,414		RusHydro PJSC (ADR)	3,996
384,264	*	RWE AG.	6,368
35,005		Saeta Yield S.A.	319
2,144		Samchully Co Ltd	205
150,500		Scan Inter PCL	37
137,095		SCANA Corp	8,959
48,873	g	Scatec Solar ASA	218
915,390		Scottish & Southern Energy plc	16,917
49,004		Sechilienne-Sidec	866
1,502,816		Sempra Energy	166,061
243,489		Severn Trent plc	7,263
155,700	*	Shanghai Lingyun Industries Development Co Ltd	140
253,500	e	Shikoku Electric Power Co, Inc	2,793
179

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
127,100		Shizuoka Gas Co Ltd	$866
1,710,980	*	SIIC Environment Holdings Ltd	679
55,369		SJW Corp	2,670
128,000	*,m	Sound Global Ltd	0	^
204,490		South Jersey Industries, Inc	7,290
1,342,799		Southern Co	66,845
200,321		Southwest Gas Corp	16,609
17,197	e	Spark Energy, Inc	549
1,473,931		Spark Infrastructure Group	2,669
388,600		SPCG PCL	241
104,909		Spire, Inc	7,081
735,317		Suez Environnement S.A.	11,605
365,289	e	Superior Plus Corp	3,543
326,450		Taiwan Cogeneration Corp	252
384,300		Taliworks Corp BHD	140
2,142,668		Tata Power Co Ltd	2,982
1,952,097		Tauron Polska Energia S.A.	1,668
146,706		Telecom Plus plc	2,200
4,402,641		Tenaga Nasional BHD	13,644
38,451		Terna Energy S.A.	118
1,194,655		Terna Rete Elettrica Nazionale S.p.A.	5,922
178,821		TerraForm Global, Inc	858
235,779		TerraForm Power, Inc	2,917
521,900		Thai Solar Energy PCL	85
1,032,400		Thai Tap Water Supply PCL	318
248,000	e	Tianjin Development Hldgs Ltd	126
275,876		Toho Gas Co Ltd	1,957
322,994		Tohoku Electric Power Co, Inc	4,387
1,935,919	*	Tokyo Electric Power Co, Inc	7,588
2,127,813		Tokyo Gas Co Ltd	9,718
209,731		Torrent Power Ltd	744
788,103		Towngas China Co Ltd	445
297,815		TransAlta Corp	1,751
217,561	e	TransAlta Renewables, Inc	2,577
230,515		UGI Corp	11,387
243,647	*	Uniper SE	4,095
2,764,000	*,e	United Photovoltaics Group Ltd	331
556,711		United Utilities Group plc	6,932
35,109		Unitil Corp	1,581
31,855		VA Tech Wabag Ltd	334
30,355	e	Valener, Inc	499
25,000		Vanguard FTSE Developed Markets ETF	982
130,586		Vectren Corp	7,654
633,719		Veolia Environnement	11,883
47,846	*,e	Vivint Solar, Inc	134
237,224		WEC Energy Group, Inc	14,383
182,180		Westar Energy, Inc	9,887
99,578		WGL Holdings, Inc	8,218
2,646,213		Xcel Energy, Inc	117,624
24,396		York Water Co	855
3,375,285		YTL Corp BHD	1,136
2,776,550		YTL Power International BHD	954
203,000	e	Yunnan Water Investment Co Ltd	105
180

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
637,557	*	Zorlu Enerji Elektrik Uretim AS	$203
		TOTAL UTILITIES	3,199,554
		TOTAL COMMON STOCKS	116,729,535
		(Cost $101,953,442)

PURCHASED OPTIONS - 0.0%

BANKS - 0.0%
3,000		Bank of America Corp	2
		TOTAL BANKS	2

DIVERSIFIED FINANCIALS - 0.0%
2,500		E*TRADE Financial Corp	1
2,000		S&P 500 Index	160
		TOTAL DIVERSIFIED FINANCIALS	161

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
1,000		Cigna Corp	1
2,000		McKesson Corp	9
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	10

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
2,000		Alexion Pharmaceuticals, Inc	23
500		Incyte Corp	0	^
500		Seattle Genetics, Inc	3
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	26

RETAILING - 0.0%
1,500		Amazon.com, Inc	154
		TOTAL RETAILING	154

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
1,000		Apple, Inc	4
2,000		Apple, Inc	19
2,000		Apple, Inc	37
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	60
		TOTAL PURCHASED OPTIONS	413
		(Cost $332)

PREFERRED STOCKS - 0.0%
BANKS - 0.0%
9,220,883	*	ITAUSA Investimentos Itau PR	27,981
		TOTAL BANKS	27,981
CAPITAL GOODS - 0.0%
4,779	e	Villeroy & Boch AG	94
		TOTAL CAPITAL GOODS	94
DIVERSIFIED FINANCIALS - 0.0%
300,000		Daishin Securities Co Ltd Pref 2	1,932
		TOTAL DIVERSIFIED FINANCIALS	1,932
181

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
MATERIALS - 0.0%
292,716	*,m	UPL Ltd	$54
		TOTAL MATERIALS	54
REAL ESTATE - 0.0%
8,497,223	*,m	Ayala Land, Inc (Preferred B)	17
		TOTAL REAL ESTATE	17
		TOTAL PREFERRED STOCKS	30,078
		(Cost $30,783)

RIGHTS / WARRANTS - 0.0%
AUTOMOBILES & COMPONENTS - 0.0%
350,639		Tata Motors Ltd (DVR)	1,523
		TOTAL AUTOMOBILES & COMPONENTS	1,523

BANKS - 0.0%
270,556	e	Deutsche Bank AG.	639
1,743,509	e	Deutsche Bank AG.	4,166
6,308	m	Doha Bank QSC	11
135,500		Kasikornbank PCL - NVDR	746
		TOTAL BANKS	5,562

CAPITAL GOODS - 0.0%
304,956	e,m	Abengoa S.A.	3
53,875,000	m	Landing International Development Ltd	28
		TOTAL CAPITAL GOODS	31

CONSUMER DURABLES & APPAREL - 0.0%
14,849,207	m	C C Land Holdings Ltd	115
		TOTAL CONSUMER DURABLES & APPAREL	115

DIVERSIFIED FINANCIALS - 0.0%
11,467	m	Emergent Capital, Inc	0
		TOTAL DIVERSIFIED FINANCIALS	0

ENERGY - 0.0%
244,517		Ezion Holdings Ltd	15
		TOTAL ENERGY	15

FOOD & STAPLES RETAILING - 0.0%
135,947	m	Safeway Casa Ley	0
135,947	m	Safeway PDC LLC	0
		TOTAL FOOD & STAPLES RETAILING	0

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
190,191		Community Health Systems, Inc	2
576,170		Life Healthcare Group Holdings Ltd	193
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	195

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
153	e	Asterias Biotherapeutics, Inc	0	^
2,121	e	BioTime, Inc	1
55,620	m	Forest Laboratories, Inc CVR	53
17,790	m	Omthera Pharmaceuticals, Inc	11
228,016	m	Trius Therapeutics, Inc	0
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	65
182

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

REAL ESTATE - 0.0%
4,761,352	m	BGP Holdings plc	$0
		TOTAL REAL ESTATE	0

SOFTWARE & SERVICES - 0.0%
73,716		B2W Cia Digital	35
141,205	m	Gerber Scientific, Inc	0
		TOTAL SOFTWARE & SERVICES	35

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
185,078		Laird plc	161
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	161

TRANSPORTATION - 0.0%
2		Thoresen Thai Agencies PCL	0	^
		TOTAL TRANSPORTATION	0	^

		TOTAL RIGHTS / WARRANTS (Cost $2,819)	7,702

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE
SHORT-TERM INVESTMENTS - 2.9%
GOVERNMENT AGENCY DEBT - 0.0%
$15,800,000		Federal Home Loan Bank (FHLB)	0.700%	04/05/17	15,799
		TOTAL GOVERNMENT AGENCY DEBT			15,799

TREASURY DEBT - 0.5%
3,200,000		United States Treasury Bill	0.490	04/06/17	3,200
82,600,000	d	United States Treasury Bill	0.445-0.729	04/13/17	82,583
190,400,000	d	United States Treasury Bill	0.468-0.715	04/20/17	190,334
81,300,000		United States Treasury Bill	0.711-0.741	04/27/17	81,261
50,000,000	d	United States Treasury Bill	0.523	05/04/17	49,971
50,000,000	d	United States Treasury Bill	0.701	05/18/17	49,955
50,000,000		United States Treasury Bill	0.741	06/29/17	49,910
50,000,000		United States Treasury Bill	0.691	07/06/17	49,901
33,400,000		United States Treasury Bill	0.767	07/13/17	33,329
		TOTAL TREASURY DEBT			590,444

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.4%
CERTIFICATE OF DEPOSIT - 0.5%
150,000,000		Bank of Montreal	0.750	04/03/17	150,000
150,000,000		Bank of Nova Scotia	0.820	04/03/17	150,000
183

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	RATE	MATURITY DATE	VALUE (000)
$150,000,000		CIBC Bank and Trust Company	0.820%	04/03/17	$150,000
150,000,000		National Australia Bank Ltd	0.790	04/03/17	150,000
		TOTAL CERTIFICATE OF DEPOSIT			600,000

GOVERNMENT AGENCY DEBT - 0.0%
58,000,000		Federal National Mortgage Association (FNMA)	0.010	04/03/17	58,000
		TOTAL GOVERNMENT AGENCY DEBT			58,000

REPURCHASE AGREEMENT - 1.8%
300,000,000	r	Calyon	0.800	04/03/17	300,000
72,000,000	s	Citigroup	0.790	04/03/17	72,000
50,000,000	t	Citigroup	0.800	04/07/17	50,000
100,000,000	u	Citigroup	0.790	04/07/17	100,000
140,000,000	v	JP Morgan	0.760	04/03/17	140,000
32,115,000	w	Merrill Lynch	0.820	04/03/17	32,115
285,000,000	x	Nomura	0.820	04/03/17	285,000
260,000,000	y	Royal Bank of Scotland	0.780	04/03/17	260,000
300,000,000	z	Royal Bank of Scotland	0.770	04/06/17	300,000
400,000,000	aa	Royal Bank of Scotland	0.780	04/07/17	400,000
100,000,000	ab	Societe Generale	0.780	04/07/17	100,000
		TOTAL REPURCHASE AGREEMENT			2,039,115

VARIABLE RATE SECURITIES - 0.1%
85,125,909	i	SLM Student Loan Trust	1.078	01/25/19	84,763
		TOTAL VARIABLE RATE SECURITIES			84,763

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			2,781,878

		TOTAL SHORT-TERM INVESTMENTS			3,388,121
		(Cost $3,388,494)
		TOTAL INVESTMENTS - 102.1%			120,156,579
		(Cost $105,376,638)
		OTHER ASSETS & LIABILITIES, NET - (2.1)%			(2,468,988)
		NET ASSETS - 100.0%			$117,687,591

Abbreviation(s):
ADR American Depositary Receipt
CVR Contingent Value Right
DVR Differential Voting Rights
ETF Exchange Traded Fund
GDR Global Depositary Receipt
NVDR Non Voting Depository Receipt
REIT Real Estate Investment Trust
SPDR Standard & Poor’s Depository Receipts
184

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

*	Non-income producing
^	Amount represents less than $1,000.
b	In bankruptcy
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,690,116,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/17, the aggregate value of these securities was $492,812,000 or 0.4% of net assets.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.
r	Agreement with Calyon, 0.80% dated 3/31/17 to be repurchased at $300,000,000 on 4/03/17, collateralized by U.S. Government Agency Securities valued at $306,000,000.
s	Agreement with Citigroup, 0.79% dated 3/31/17 to be repurchased at $72,000,000 on 4/03/17, collateralized by U.S. Government Agency Securities valued at $73,440,000.
t	Agreement with Citigroup, 0.80% dated 3/31/17 to be repurchased at $50,000,000 on 4/07/17, collateralized by U.S. Government Agency Securities valued at $51,001,000.
u	Agreement with Citigroup, 0.79% dated 3/31/17 to be repurchased at $100,000,000 on 4/07/17, collateralized by U.S. Government Agency Securities valued at $102,000,000.
v	Agreement with JP Morgan, 0.76% dated 3/31/17 to be repurchased at $140,000,000 on 4/03/17, collateralized by U.S. Government Agency Securities valued at $142,802,000.
w	Agreement with Merrill Lynch, 0.82% dated 3/31/17 to be repurchased at $32,115,000 on 4/03/17, collateralized by U.S. Government Agency Securities valued at $32,757,000.
x	Agreement with Nomura, 0.82% dated 3/31/17 to be repurchased at $285,000,000 on 4/03/17, collateralized by U.S. Government Agency Securities valued at $290,700,000.
y	Agreement with Royal Bank of Scotland, 0.78% dated 3/31/17 to be repurchased at $260,000,000 on 4/03/17, collateralized by U.S. Government Agency Securities valued at $265,203,000.
z	Agreement with Royal Bank of Scotland, 0.77% dated 3/30/17 to be repurchased at $300,000,000 on 4/06/17, collateralized by U.S. Government Agency Securities valued at $360,003,000.
aa	Agreement with Royal Bank of Scotland, 0.78% dated 3/31/17 to be repurchased at $400,000,000 on 4/07/17, collateralized by U.S. Government Agency Securities valued at $408,004,000.
ab	Agreement with Societe Generale, 0.78% dated 3/31/17 to be repurchased at $100,000,000 on 4/07/17, collateralized by U.S. Government Agency Securities valued at $102,000,000.

Cost amounts are in thousands.

185

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND

STOCK ACCOUNT

SUMMARY OF MARKET VALUES BY COUNTRY (unaudited)

March 31, 2017

Country	Value (000)	% of total portfolio
DOMESTIC

UNITED STATES	$83,946,425	69.8%
TOTAL DOMESTIC	83,946,425	69.8
FOREIGN

ARGENTINA	28,470	0.0
AUSTRALIA	1,554,101	1.3
AUSTRIA	220,298	0.2
BELGIUM	196,602	0.2
BERMUDA	119,350	0.1
BRAZIL	671,341	0.6
CANADA	2,595,760	2.2
CAYMAN ISLANDS	5,131	0.0
CHILE	120,026	0.1
CHINA	2,267,263	1.9
COLOMBIA	50,275	0.0
CYPRUS	60	0.0
CZECH REPUBLIC	30,736	0.0
DENMARK	402,092	0.3
EGYPT	18,164	0.0
FAROE ISLANDS	3,918	0.0
FINLAND	257,692	0.2
FRANCE	2,736,534	2.3
GEORGIA	5,438	0.0
GERMANY	2,164,706	1.8
GREECE	30,980	0.0
GUERNSEY, C.I.	320	0.0
HONG KONG	901,572	0.8
HUNGARY	25,059	0.0
INDIA	846,438	0.7
INDONESIA	189,302	0.2
IRELAND	286,080	0.2
ISLE OF MAN	7,854	0.0
ISRAEL	196,782	0.2
ITALY	708,774	0.6
JAPAN	5,874,253	4.9
JERSEY, C.I.	13,363	0.0
JORDAN	3,602	0.0
KOREA, REPUBLIC OF	1,264,355	1.1
LUXEMBOURG	116,635	0.1
MACAU	11,526	0.0
MALAYSIA	187,755	0.2
MALTA	7,851	0.0
MEXICO	300,210	0.2
MONACO	7,776	0.0
NETHERLANDS	1,227,962	1.0
NEW ZEALAND	94,878	0.1
NORWAY	221,019	0.2
PANAMA	14,551	0.0
PERU	38,460	0.0
PHILIPPINES	115,672	0.1
186

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

Country	Value (000)	% of total portfolio
POLAND	$89,695	0.1%
PORTUGAL	44,182	0.0
PUERTO RICO	29,395	0.0
QATAR	48,210	0.0
ROMANIA	2,412	0.0
RUSSIA	293,401	0.2
SINGAPORE	345,266	0.3
SOUTH AFRICA	574,532	0.5
SPAIN	635,588	0.5
SWEDEN	552,513	0.5
SWITZERLAND	1,852,198	1.5
TAIWAN	1,267,253	1.1
THAILAND	200,823	0.2
TURKEY	96,524	0.1
UNITED ARAB EMIRATES	66,158	0.1
UNITED KINGDOM	3,947,064	3.3
URUGUAY	23,954	0.0
TOTAL FOREIGN	36,210,154	30.2

TOTAL PORTFOLIO	$120,156,579	100.0%
187

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND

GLOBAL EQUITIES ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2017

SHARES		COMPANY	VALUE (000)
COMMON STOCKS - 98.9%

ARGENTINA - 0.0%
6,101	e	Mercadolibre, Inc	$1,290
80,085	*	Pampa Energia S.A. (ADR)	4,342
		TOTAL ARGENTINA	5,632

AUSTRALIA - 1.6%
156,934		AGL Energy Ltd	3,161
703,482	e	Alumina Ltd	963
385,331		Amcor Ltd	4,432
979,392		AMP Ltd	3,875
137,096		APA Group	938
27,190		Aristocrat Leisure Ltd	373
321,889	*,e,m	Arrium Ltd	2
90,882		AusNet Services	117
1,122,181	e	Australia & New Zealand Banking Group Ltd	27,247
67,313		Australian Stock Exchange Ltd	2,596
19,293		Bank of Queensland Ltd	179
24,301		Bendigo Bank Ltd	225
1,766,606		BHP Billiton Ltd	32,128
575,767	e	BHP Billiton Ltd (ADR)	20,912
390,643		BHP Billiton plc	6,025
126,480		BlueScope Steel Ltd	1,186
58,122		Boral Ltd	259
296,136		Brambles Ltd	2,115
13,216		Caltex Australia Ltd	298
81,907		Challenger Financial Services Group Ltd	785
38,129		CIMIC Group Ltd	1,046
133,410		Coca-Cola Amatil Ltd	1,103
7,083		Cochlear Ltd	732
547,218		Commonwealth Bank of Australia	35,884
108,145		Computershare Ltd	1,161
18,315		Crown Resorts Ltd	165
124,344		CSL Ltd	11,905
89,472		Dexus Property Group	668
44,392	e	Domino’s Pizza Enterprises Ltd	1,971
1,400,000	e	Downer EDI Ltd	6,196
121,024		DUET Group (ASE Exchange)	258
71,877		DuluxGroup Ltd	358
2,648	e	Flight Centre Travel Group Ltd	58
2,482,739		Fortescue Metals Group Ltd	11,826
150,406		GPT Group (ASE)	592
26,029	e	Harvey Norman Holdings Ltd	90
87,163		Healthscope Ltd	151
183,294		Incitec Pivot Ltd	526
647,249		Insurance Australia Group Ltd	2,991
178,623		Lend Lease Corp Ltd	2,124
188

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
89,942		Macquarie Goodman Group	$532
68,363		Macquarie Group Ltd	4,710
136,110		Medibank Pvt Ltd	293
983,351		Mirvac Group	1,645
505,713		National Australia Bank Ltd	12,877
341,673		Newcrest Mining Ltd	5,824
65,902	e	Oil Search Ltd	363
85,762		Orica Ltd	1,153
438,822		Origin Energy Ltd	2,360
1,689,414		Orora Ltd	3,820
72,671		Oxiana Ltd	435
3,596		Perpetual Trustees Australia Ltd	143
102,627		Qantas Airways Ltd	305
456,087		QBE Insurance Group Ltd	4,490
98,681	e	QR National Ltd	396
11,092		Ramsay Health Care Ltd	592
2,654		REA Group Ltd	120
356,166	*	Santos Ltd	1,034
1,817,236		Scentre Group	5,958
15,016		Seek Ltd	183
43,666		Shopping Centres Australasia Property Group	75
56,714		Sonic Healthcare Ltd	958
913,937		South32 Ltd	1,927
879,710		Stockland Trust Group	3,119
433,711		Suncorp-Metway Ltd	4,377
132,328	e	Sydney Airport	684
40,228		Tabcorp Holdings Ltd	146
73,132		Tattersall’s Ltd	247
1,514,213		Telstra Corp Ltd	5,388
17,220	e	TPG Telecom Ltd	92
309,437		Transurban Group (ASE)	2,758
35,311		Treasury Wine Estates Ltd	330
258,800		Vicinity Centres	560
173,990	*	Virgin Australia Holdings Ltd	25
25,983	e	Vocus Communications Ltd	86
280,707		Wesfarmers Ltd	9,664
547,502		Westfield Corp	3,714
1,037,025	e	Westpac Banking Corp	27,722
165,217		Woodside Petroleum Ltd	4,048
263,141		Woolworths Ltd	5,328
14,169	*,e	WorleyParsons Ltd	119
		TOTAL AUSTRALIA	306,221

AUSTRIA - 0.3%
247,300		ams AG.	13,359
125,274		Andritz AG.	6,265
184,323		Erste Bank der Oesterreichischen Sparkassen AG.	6,002
65,989	*,e,m	Immoeast AG.	0
11,479		OMV AG.	452
8,229	*	Raiffeisen International Bank Holding AG.	186
68,871		Voestalpine AG.	2,709
1,503,453		Wienerberger AG.	31,855
		TOTAL AUSTRIA	60,828
189

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
BELGIUM - 0.1%
14,963		Ageas	$584
116,078		Anheuser-Busch InBev S.A.	12,719
2,712		Befimmo SCA Sicafi	154
11,684		Belgacom S.A.	366
1,739		Cofinimmo	198
4,777		Colruyt S.A.	235
63,522	*	Fagron NV	813
6,239		Groupe Bruxelles Lambert S.A.	566
19,245		KBC Groep NV	1,276
5,770		Solvay S.A.	704
3,982	*	Telenet Group Holding NV	237
9,556		UCB S.A.	741
7,123		Umicore	406
		TOTAL BELGIUM	18,999

BERMUDA - 0.1%
148,443		Marvell Technology Group Ltd	2,265
26,652		RenaissanceRe Holdings Ltd	3,855
133,871	*	Third Point Reinsurance Ltd	1,620
90,438		XL Group Ltd	3,605
		TOTAL BERMUDA	11,345

BRAZIL - 0.5%
1,136,366		Banco Itau Holding Financeira S.A.	13,757
484,600		Cia Brasileira de Distribuicao Grupo Pao de Acucar	9,303
345,000		Cosan SA Industria e Comercio	4,283
1,070,000		Cyrela Brazil Realty S.A.	4,525
1,400,073		Itau Unibanco Banco Multiplo S.A. (ADR)	16,899
480,000		Localiza Rent A Car	6,389
895,300	*	Petroleo Brasileiro S.A.	4,333
7,767,079		Via Varejo S.A.	25,728
		TOTAL BRAZIL	85,217

CANADA - 3.3%
24,918		Agnico-Eagle Mines Ltd	1,057
48,695	e	Agrium, Inc	4,647
551,810		Alimentation Couche Tard, Inc	24,930
8,192	e	AltaGas Income Trust	190
123,411	e	ARC Resources Ltd	1,763
64,514		Atco Ltd	2,509
372,571	*	Bank of Montreal	27,828
413,106	e	Bank of Nova Scotia	24,168
190,963		Barrick Gold Corp (Canada)	3,627
12,977		BCE, Inc	575
24,995	*,e	Blackberry Ltd (New)	194
11,222		Boardwalk REIT	398
787,710	*	Bombardier, Inc	1,208
150,487		Brookfield Asset Management, Inc	5,483
13,632		CAE, Inc	208
52,356	e	Cameco Corp (Toronto)	579
13,905	*,e	Canada Goose Holdings, Inc	222
190

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
4,016		Canadian Apartment Properties REIT	$101
119,889		Canadian Imperial Bank of Commerce/Canada	10,338
189,323		Canadian National Railway Co	13,974
741,100	*	Canadian Natural Resources Ltd (Canada)	24,264
74,584		Canadian Pacific Railway Ltd (Toronto)	10,956
2,431		Canadian Real Estate Investment Trust	89
58,100		Canadian Tire Corp Ltd	6,902
6,470		Canadian Utilities Ltd	189
220,617		Cara Operations Ltd	4,396
3,494		CCL Industries	762
390,000	*	Celestica, Inc	5,672
2,462,894		Cenovus Energy, Inc (Toronto)	27,873
11,047	*	CGI Group, Inc	529
92,676	e	CI Financial Corp	1,842
6,582		Constellation Software, Inc	3,234
27,159	e	Crescent Point Energy Corp	293
130,000	*	Descartes Systems Group, Inc	2,979
347,762		Dollarama, Inc	28,820
33,570		Eldorado Gold Corp	115
302,314	e	Element Financial Corp	2,798
2,503		Emera, Inc	88
57,571		Empire Co Ltd	880
56,587		Enbridge, Inc	2,368
390,917		Enbridge, Inc	16,376
287,177		EnCana Corp	3,364
1,142		Fairfax Financial Holdings Ltd	520
8,446		Finning International, Inc	158
10,183		First Capital Realty, Inc	153
64,899		First Quantum Minerals Ltd	690
22,271		Fortis, Inc	738
68,135		Franco-Nevada Corp	4,464
55,347		George Weston Ltd	4,829
103,983		Gildan Activewear, Inc	2,809
52,164		Goldcorp, Inc	761
67,501		Great-West Lifeco, Inc	1,870
21,321		H&R Real Estate Investment Trust	370
17,831	*	Husky Energy, Inc	201
8,143	g	Hydro One Ltd	148
21,894	e	IGM Financial, Inc	653
117,188		Imperial Oil Ltd	3,571
28,033		Industrial Alliance Insurance and Financial Services, Inc	1,215
83,912		Intact Financial Corp	5,968
17,737		Inter Pipeline Ltd	374
28,986		Jean Coutu Group PJC, Inc	456
109,454		Keyera Corp	3,211
185,298	*	Kinaxis, Inc	10,335
62,323	*	Kinross Gold Corp	220
132,539	e	Linamar Corp	6,029
70,639		Loblaw Cos Ltd	3,833
124,590	*	Magna International, Inc	5,377
160,000		Magna International, Inc (Class A)	6,906
486,762		Manulife Financial Corp	8,635
3,664,735	*	MEG Energy Corp	18,574
191

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
38,754		Methanex Corp	$1,816
354,236		Metro, Inc	10,881
66,836		National Bank of Canada	2,806
9,869		Onex Corp	708
110,223		Open Text Corp	3,746
73,804		Pembina Pipeline Income Fund	2,339
112,000	e	Peyto Exploration & Development Corp	2,303
95,315	e	Potash Corp of Saskatchewan	1,628
104,493		Power Corp Of Canada	2,455
143,030		Power Financial Corp	3,783
10,477	e	PrairieSky Royalty Ltd	221
156,715		Restaurant Brands International, Inc	8,735
18,797		Restaurant Brands International, Inc (Toronto)	1,047
47,319		RioCan Real Estate Investment Trust	932
99,006		Rogers Communications, Inc (Class B)	4,378
471,532	*	Royal Bank of Canada	34,355
31,031		Saputo, Inc	1,071
169,802	*	Seven Generations Energy Ltd	3,103
20,905		Shaw Communications, Inc (B Shares)	433
89,200	*	Shopify, Inc	6,084
257,707		Silver Wheaton Corp	5,370
14,933		Smart Real Estate Investment Trust	367
7,720		SNC-Lavalin Group, Inc	303
440,336	*,g	Spin Master Corp	12,811
108,992		Sun Life Financial, Inc	3,980
1,634,241		Suncor Energy, Inc	50,176
417,629		Teck Cominco Ltd	9,132
100,784		Teck Resources Ltd	2,207
42,456		TELUS Corp	1,378
352,941	e	TFI International, Inc	8,241
795,688		Toronto-Dominion Bank	39,855
244,811	*	Tourmaline Oil Corp	5,458
275,322	e	TransCanada Corp	12,706
49,128	*	Turquoise Hill Resources Ltd	150
86,782	e	Veresen, Inc	959
5,643	e	Vermilion Energy, Inc	212
27,394		Waste Connections, Inc	2,417
63,103		West Fraser Timber Co Ltd	2,639
180,000		WestJet Airlines Ltd	3,086
44,606	e	Yamana Gold, Inc	123
		TOTAL CANADA	616,250

CHILE - 0.0%
31,243		Antofagasta plc	326
		TOTAL CHILE	326

CHINA - 0.6%
356,294	*	Alibaba Group Holding Ltd (ADR)	38,419
15,471	*	Baidu, Inc (ADR)	2,669
9,579,000	*,e,m	China Animal Healthcare Ltd	12
1,238,000		China Aoyuan Property Group Ltd	373
7,346,800		China Everbright International Ltd	9,894
1,300,255	*	China New Town Development Co Ltd	71
192

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
1,494,995		China Overseas Land & Investment Ltd	$4,273
203,000		CNOOC Ltd	243
4,000,000	e	Great Wall Motor Co Ltd	4,559
84,259	*	JD.com, Inc (ADR)	2,621
2,397,612		Sino-Ocean Land Holdings Ltd	1,127
8,000,000		Sinopec Shanghai Petrochemical Co Ltd	4,440
716,000		Sunny Optical Technology Group Co Ltd	5,240
907,300		Tencent Holdings Ltd	26,139
91,949		Yangzijiang Shipbuilding	74
357,165	*,e	ZTO Express Cayman, Inc (ADR)	4,675
		TOTAL CHINA	104,829

CZECH REPUBLIC - 0.0%
1,134,176	*,g	Moneta Money Bank AS.	3,842
		TOTAL CZECH REPUBLIC	3,842

DENMARK - 0.9%
292		AP Moller - Maersk AS (Class A)	471
494		AP Moller - Maersk AS (Class B)	818
8,110	*	Carlsberg AS (Class B)	749
7,358		Christian Hansen Holding	472
9,203		Coloplast AS	719
848,220		Danske Bank AS	28,921
85,000		Dfds A.S.	4,670
1,085,355	g	DONG Energy A.S.	41,796
221,360		DSV AS	11,449
6,415	*	Genmab AS	1,234
82,850	e	GN Store Nord	1,934
619,453	*	H Lundbeck AS	28,751
12,563		ISS A.S.	475
918,171		Novo Nordisk AS	31,529
17,508		Novozymes AS	694
8,451		Pandora AS	935
180,000		Sydbank AS	6,239
64,834		TDC AS	334
8,268		Tryg A.S.	150
16,831		Vestas Wind Systems AS	1,369
8,202	*	William Demant Holding A.S.	171
		TOTAL DENMARK	163,880

FINLAND - 0.5%
178,007		Amer Sports Oyj (A Shares)	4,025
10,767		Elisa Oyj (Series A)	381
34,607	e	Fortum Oyj	548
352,600		Huhtamaki Oyj	12,548
25,908		Kone Oyj (Class B)	1,138
8,809	e	Metso Oyj	266
10,038		Neste Oil Oyj	392
3,717,592		Nokia Oyj (Turquoise)	19,981
8,984		Nokian Renkaat Oyj	375
117,653		Orion Oyj (Class B)	6,137
1,053,400	e	Outokumpu Oyj	10,271
683,679		Sampo Oyj (A Shares)	32,441
193

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
41,491		Stora Enso Oyj (R Shares)	$491
40,514	e	UPM-Kymmene Oyj	951
300,000		Valmet Corp	4,657
11,215		Wartsila Oyj (B Shares)	600
		TOTAL FINLAND	95,202

FRANCE - 3.5%
483,683		Accor S.A.	20,118
2,293		Aeroports de Paris	283
29,699		Air Liquide	3,391
12,075	*	Alstom RGPT	361
96,000	e,g	Amundi S.A.	5,662
442,180		Arkema	43,529
6,711		Atos Origin S.A.	829
378,383		AXA S.A.	9,776
498,393		BNP Paribas	33,165
67,318		Bollore	261
76,054		Bouygues S.A.	3,091
20,490		Bureau Veritas S.A.	432
12,509		Cap Gemini S.A.	1,155
43,716		Carrefour S.A.	1,030
4,171		Casino Guichard Perrachon S.A.	233
4,168		Christian Dior S.A.	968
12,929		CNP Assurances	263
753,695		Compagnie de Saint-Gobain	38,670
150,971		Credit Agricole S.A.	2,041
175		Dassault Aviation S.A.	222
9,919		Dassault Systemes S.A.	858
15,942		Edenred	376
4,577		Eiffage S.A.	358
27,045	e	Electricite de France	227
29,092		Essilor International S.A.	3,532
3,085		Eurazeo	203
220,965		European Aeronautic Defence and Space Co	16,851
13,247		Eutelsat Communications	295
539,994		Faurecia	25,638
2,582		Fonciere Des Regions	215
998,262		France Telecom S.A.	15,499
544,317		Gaz de France	7,692
3,163		Gecina S.A.	429
589,627		Groupe Danone	40,109
36,296		Groupe Eurotunnel S.A.	365
2,018		Hermes International	955
6,403		Icade	468
1,971		Iliad S.A.	440
2,788		Imerys S.A.	236
4,299		Ingenico	406
190,441		JC Decaux S.A.	6,689
5,799		Kering	1,499
36,669		Klepierre	1,425
8,372		Lagardere S.C.A.	246
20,669		Legrand S.A.	1,244
184,190		L’Oreal S.A.	35,427
194

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
130,588	e	LVMH Moet Hennessy Louis Vuitton S.A.	$28,702
100,693		Michelin (C.G.D.E.) (Class B)	12,236
69,875		Natixis	430
6,522	*	Numericable-SFR SAS	205
16,348		Pernod-Ricard S.A.	1,933
917,156	*	Peugeot S.A.	18,433
14,711		Publicis Groupe S.A.	1,027
31,786		Remy Cointreau S.A.	3,110
258,079		Renault S.A.	22,420
496,252		Rexel S.A.	8,991
23,850		Safran S.A.	1,780
305,076		Sanofi-Aventis	27,577
658,350		Schneider Electric S.A.	48,368
142,598		SCOR SE	5,389
1,707		SEB S.A.	238
2,124		Societe BIC S.A.	265
403,711		Societe Generale	20,454
7,188		Sodexho Alliance S.A.	845
323,125		Suez Environnement S.A.	5,100
274,952		Teleperformance	29,686
8,064		Thales S.A.	779
970,680		Total S.A.	49,081
18,666	e	Unibail-Rodamco	4,352
390,745		Valeo S.A.	25,993
198,308		Veolia Environnement	3,719
108,794		Vinci S.A.	8,639
78,689		Vivendi Universal S.A.	1,526
2,187		Wendel	277
14,964		Zodiac S.A.	374
		TOTAL FRANCE	659,091

GERMANY - 2.6%
96,875		Adidas-Salomon AG.	18,429
115,001		Allianz AG.	21,327
280,710	e	Alstria Office REIT-AG.	3,432
3,329		Axel Springer AG.	184
308,720		BASF SE	30,568
386,715		Bayer AG.	44,555
26,570		Bayerische Motoren Werke AG.	2,424
2,738		Bayerische Motoren Werke AG. (Preference)	215
226,481		Beiersdorf AG.	21,432
700,000		Borussia Dortmund GmbH & Co KGaA	4,252
11,937		Brenntag AG.	669
1,891,371		Commerzbank AG.	17,136
63,101		Continental AG.	13,835
86,998	g	Covestro AG.	6,702
144,651		Daimler AG. (Registered)	10,675
39,886		Deutsche Annington Immobilien SE	1,405
329,667	*,e	Deutsche Bank AG.	5,667
878,751	*,e	Deutsche Bank AG.	15,079
1,866		Deutsche Boerse AG.	172
12,846	*	Deutsche Boerse AG. (Tender)	1,177
16,656		Deutsche Lufthansa AG.	270
195

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
74,255		Deutsche Post AG.	$2,541
1,523,082		Deutsche Telekom AG.	26,688
60,836		Deutsche Wohnen AG.	2,003
65,000		Duerr AG.	5,800
168,215		E.ON AG.	1,337
12,604		Evonik Industries AG.	411
3,132		Fraport AG. Frankfurt Airport Services Worldwide	222
123,169		Fresenius Medical Care AG.	10,386
58,501		Fresenius SE	4,701
5,210		Fuchs Petrolub AG. (Preference)	254
13,939		GEA Group AG.	592
74,682		Hannover Rueckversicherung AG.	8,606
11,275		HeidelbergCement AG.	1,056
7,915		Henkel KGaA	880
13,627		Henkel KGaA (Preference)	1,747
36,489		Hochtief AG.	6,030
5,147		Hugo Boss AG.	375
86,432		Infineon Technologies AG.	1,769
10,452	*,g	Innogy SE	394
13,983	e	K&S AG.	325
7,012		Lanxess AG.	470
426,724		Linde AG.	71,101
2,426		MAN AG.	250
62,293		Merck KGaA	7,099
13,775		Metro AG.	440
12,320		Muenchener Rueckver AG.	2,412
7,263		Osram Licht AG.	456
177,246	*	Paion AG.	439
11,464		Porsche AG.	625
392,541		ProSiebenSat. Media AG.	17,382
37,821	*	RWE AG.	627
155,174		SAP AG.	15,224
13,023		Schaeffler AG.	229
222,632	*,g	Scout24 AG.	7,433
396,361		Siemens AG.	54,290
70,000	*,e	SLM Solutions Group AG.	2,786
9,536		Symrise AG.	634
53,898		Telefonica Deutschland Holding AG.	267
28,187		ThyssenKrupp AG.	691
38,076		TUI AG. (DI)	527
9,512		United Internet AG.	421
8,180		Volkswagen AG.	1,222
8,348		Volkswagen AG. (Preference)	1,217
6,190	*,g	Zalando SE	250
		TOTAL GERMANY	482,214

HONG KONG - 0.9%
6,362,858		AIA Group Ltd	40,162
11,418	e	ASM Pacific Technology	155
158,671		Bank of East Asia Ltd	656
758,353		BOC Hong Kong Holdings Ltd	3,100
142,431	e	Cathay Pacific Airways Ltd	207
59,953		Cheung Kong Infrastructure Holdings Ltd	471
196

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
677,543		Cheung Kong Property Holdings Ltd	$4,571
625,000		Chow Sang Sang Holding	1,474
678,043		CK Hutchison Holdings Ltd	8,348
541,454		CLP Holdings Ltd	5,668
107,463		First Pacific Co	78
118,803		Galaxy Entertainment Group Ltd	651
1,063,434	*	Global Brands Group Holding Ltd	114
553,000	*	Glorious Property Holdings Ltd	62
44,000		Hang Lung Group Ltd	188
3,218,664		Hang Lung Properties Ltd	8,367
384,672		Hang Seng Bank Ltd	7,804
519,017		Henderson Land Development Co Ltd	3,218
138,000	e,g	HK Electric Investments & HK Electric Investments Ltd	127
177,660		HKT Trust and HKT Ltd	229
2,684,272		Hong Kong & China Gas Ltd	5,370
332,488		Hong Kong Electric Holdings Ltd	2,868
157,248		Hong Kong Exchanges and Clearing Ltd	3,968
233,900		Hongkong Land Holdings Ltd	1,798
7,000		Hopewell Highway Infrastructure Ltd	4
277,247		Hutchison Port Holdings Trust	115
80,760		Hysan Development Co Ltd	366
12,300		Jardine Matheson Holdings Ltd	790
10,900		Jardine Strategic Holdings Ltd	458
48,000		Kerry Logistics Network Ltd	67
609,674		Kerry Properties Ltd	2,115
1,361,027	e	Li & Fung Ltd	590
186,526		Link REIT	1,307
1,303,529	*	Melco Crown Entertainment Ltd (ADR)	24,167
401,112	e	MTR Corp	2,254
1,860,301		New World Development Co Ltd	2,292
378,000	*,e	Noble Group Ltd	52
66,128		NWS Holdings Ltd	121
213,262		PCCW Ltd	126
776,733		Sands China Ltd	3,601
55,992		Shangri-La Asia Ltd	82
158,000		Shun TAK Holdings Ltd	56
156,506		Sino Land Co	274
100,611		SJM Holdings Ltd	82
644,137		Sun Hung Kai Properties Ltd	9,469
123,128		Swire Pacific Ltd (Class A)	1,231
2,068,000		Swire Properties Ltd	6,628
66,402		Techtronic Industries Co	269
385,000	g	WH Group Ltd	332
464,053		Wharf Holdings Ltd	3,988
40,334		Wheelock & Co Ltd	319
4,000,000		Xinyi Glass Holdings Co Ltd	3,523
36,412		Yue Yuen Industrial Holdings	143
		TOTAL HONG KONG	164,475

HUNGARY - 0.1%
70,000		MOL Hungarian Oil and Gas plc	4,793
213,000		Richter Gedeon Rt	4,838
		TOTAL HUNGARY	9,631
197

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
INDIA - 0.4%
387,000		Asian Paints Ltd	$6,395
160,000		Axis Bank Ltd	1,209
536,200		Bharat Petroleum Corp Ltd	5,367
133,600		Container Corp Of India Ltd	2,621
322,531	*	DEN Networks Ltd	411
3,710,832		DLF Ltd	8,495
415,000		HDFC Bank Ltd	9,227
1,050,000		Hindustan Petroleum Corp Ltd	8,501
434,292		Indiabulls Housing Finance Ltd	6,673
340,382	*	IVRCL Infrastructures & Projects Ltd	26
14,391,253	*	Jain Irrigation Systems Ltd	20,797
90,834		Prestige Estates Projects Ltd	304
1,288,028	*	Puravankara Projects Ltd	1,338
111,069		Reliance Industries Ltd	2,259
130,351		Shriram Transport Finance Co Ltd	2,164
81,410		Sobha Developers Ltd	431
16,471,341	*	Unitech Ltd	1,423
65,000		Yes Bank Ltd	1,549
		TOTAL INDIA	79,190

INDONESIA - 0.0%
5,126,000		Bank Rakyat Indonesia	4,991
1,325,600		PT Matahari Department Store Tbk	1,311
		TOTAL INDONESIA	6,302

IRELAND - 0.7%
228,042	*	AerCap Holdings NV	10,483
11,719,909	*	Bank of Ireland	2,932
1,556,706		CRH plc	54,857
2,902,262		Green REIT plc	4,211
7,524,391		Hibernia REIT plc	9,994
147,992	*,m	Irish Bank Resolution Corp Ltd	0
22,368		James Hardie Industries NV	351
247,358		Kerry Group plc (Class A)	19,448
108,029		Keywords Studios plc	876
5,987		Paddy Power plc	644
4,593	*	Ryanair Holdings plc	71
220,747	*	Ryanair Holdings plc (ADR)	18,317
577,088		Smurfit Kappa Group plc	15,249
		TOTAL IRELAND	137,433

ISRAEL - 0.0%
3,203		Azrieli Group	170
164,414		Bank Hapoalim Ltd	1,002
214,327	*	Bank Leumi Le-Israel	946
159,180		Bezeq Israeli Telecommunication Corp Ltd	286
9,913	*	Check Point Software Technologies	1,018
1,760		Elbit Systems Ltd	201
2,924		Frutarom Industries Ltd	163
39,783		Israel Chemicals Ltd	169
24,631		Mizrahi Tefahot Bank Ltd	418
198

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
4,675		Nice Systems Ltd	$317
89,927		Teva Pharmaceutical Industries Ltd (ADR)	2,886
		TOTAL ISRAEL	7,576

ITALY - 0.8%
4,000,000		A2A S.p.A.	6,042
89,649		Assicurazioni Generali S.p.A.	1,422
31,643		Autostrade S.p.A.	816
12,625,232		Banca Intesa S.p.A.	34,342
75,913		Banca Intesa S.p.A. RSP	193
200,000		Beni Stabili S.p.A.	125
144,000		Brunello Cucinelli S.p.A	3,432
523,709		Davide Campari-Milano S.p.A.	6,075
1,059,109		Enel S.p.A.	4,984
452,138		ENI S.p.A.	7,403
9,149		Ferrari NV	682
29,487	*	Finmeccanica S.p.A.	418
90,072		Fondiaria-Sai S.p.A	199
13,075		Luxottica Group S.p.A.	722
2,040,426		Mediobanca S.p.A.	18,397
885,240		Moncler S.p.A	19,392
1,449,603	g	OVS S.p.A	9,000
40,459	g	Poste Italiane S.p.A	269
5,778,800		Prada S.p.A	24,307
15,073		Prysmian S.p.A.	399
430,682	*	Saipem S.p.A.	196
189,938		Snam Rete Gas S.p.A.	821
462,997		Telecom Italia RSP	338
858,027	*	Telecom Italia S.p.A.	772
113,559		Terna Rete Elettrica Nazionale S.p.A.	563
288,147		UniCredit S.p.A	4,442
304,209	*	Yoox S.p.A	7,231
		TOTAL ITALY	152,982

JAPAN - 7.7%
1,400		ABC-Mart, Inc	82
21,200	*	Acom Co Ltd	85
370		Activia Properties Inc	1,765
8		Advance Residence Investment Corp	22
32,046		Aeon Co Ltd	469
23,652	e	AEON Financial Service Co Ltd	447
12,397		Aeon Mall Co Ltd	196
867	e	AEON REIT Investment Corp	964
7,600		Air Water, Inc	141
334,790		Aisin Seiki Co Ltd	16,489
177,175		Ajinomoto Co, Inc	3,506
27,305		Alfresa Holdings Corp	475
295,524		All Nippon Airways Co Ltd	904
492,829		Alps Electric Co Ltd	13,974
16,844		Amada Co Ltd	193
58,848		Aozora Bank Ltd	217
86,131		Asahi Breweries Ltd	3,261
224,005		Asahi Glass Co Ltd	1,817
199

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
322,134		Asahi Kasei Corp	$3,130
173,300		Ashikaga Holdings Co Ltd	693
7,900		Asics Corp	127
104,305		Astellas Pharma, Inc	1,376
195,105		Bank of Kyoto Ltd	1,424
3,253		Benesse Holdings Inc	102
178		BLife Investment Corp	464
143,504		Bridgestone Corp	5,825
11,885		Brother Industries Ltd	249
16,800	e	Calbee, Inc	574
51,897		Canon, Inc	1,621
9,633	e	Casio Computer Co Ltd	134
35,244		Central Japan Railway Co	5,757
585,562		Chiba Bank Ltd	3,768
203,166		Chubu Electric Power Co, Inc	2,729
82,258		Chugai Pharmaceutical Co Ltd	2,832
38,000		Chugoku Bank Ltd	555
64,166	e	Chugoku Electric Power Co, Inc	712
6,100		Coca-Cola West Japan Co Ltd	197
258,600		Concordia Financial Group Ltd	1,199
240,000		Cosmo Energy Holdings Co Ltd	4,137
6,368		Credit Saison Co Ltd	114
20,000	*	CyberAgent, Inc	593
281,500	*,e	CYBERDYNE, Inc	4,045
25,076		Dai Nippon Printing Co Ltd	271
14,246		Daicel Chemical Industries Ltd	172
1,862,200		Dai-ichi Mutual Life Insurance Co	33,332
52,694		Daiichi Sankyo Co Ltd	1,189
141,546		Daikin Industries Ltd	14,273
15,517		Daito Trust Construction Co Ltd	2,134
27,556		Daiwa House Industry Co Ltd	792
694,480		Daiwa Securities Group, Inc	4,237
23,200	e	Dena Co Ltd	472
100,387		Denso Corp	4,429
45,755		Dentsu, Inc	2,492
5,833		Don Quijote Co Ltd	203
162,368		East Japan Railway Co	14,178
12,228		Eisai Co Ltd	635
29,193		Electric Power Development Co	686
4,044		FamilyMart Co Ltd	241
43,443		Fanuc Ltd	8,944
11,719		Fast Retailing Co Ltd	3,688
1,177,822		Fuji Electric Holdings Co Ltd	7,014
121,980		Fuji Heavy Industries Ltd	4,474
362,393		Fujifilm Holdings Corp	14,205
2,114,991		Fujitsu Ltd	12,983
173,733		Fukuoka Financial Group, Inc	755
1,018		GLP J-Reit	1,178
100,000		GMO internet, Inc	1,185
132,600	e	GMO Payment Gateway, Inc	6,606
91,273		Hachijuni Bank Ltd	515
10,100		Hakuhodo DY Holdings, Inc	120
7,000		Hamamatsu Photonics KK	202
200

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
71,900		Hankyu Hanshin Holdings, Inc	$2,346
1,132		Hikari Tsushin, Inc	111
72,282		Hino Motors Ltd	876
1,532		Hirose Electric Co Ltd	212
115,000		Hiroshima Bank Ltd	489
8,475		Hisamitsu Pharmaceutical Co, Inc	485
685,950		Hitachi Capital Corp	16,627
22,070		Hitachi Chemical Co Ltd	613
5,333		Hitachi Construction Machinery Co Ltd	133
125,700		Hitachi High-Technologies Corp	5,135
6,242,842		Hitachi Ltd	33,897
9,500		Hitachi Metals Ltd	134
38,131	e	Hokuriku Electric Power Co	371
342,396		Honda Motor Co Ltd	10,337
11,512		Hoshizaki Electric Co Ltd	910
86,953		Hoya Corp	4,201
65		Hulic Reit, Inc	108
4,400		Idemitsu Kosan Co Ltd	153
7,129		Iida Group Holdings Co Ltd	110
574,800	e	Infomart Corp	3,296
45,310		Inpex Holdings, Inc	447
300		Invesco Office J-Reit, Inc	269
127,981	e	Isetan Mitsukoshi Holdings Ltd	1,407
6,475,748	*	Ishikawajima-Harima Heavy Industries Co Ltd	20,484
852,200	e	Istyle, Inc	7,038
29,800		Isuzu Motors Ltd	395
292,170		Itochu Corp	4,159
29,800		Itochu Techno-Science Corp	879
103,000	*	Itoham Yonekyu Holdings, Inc	965
266,500		J Front Retailing Co Ltd	3,959
26,815		Japan Airlines Co Ltd	851
2,303	e	Japan Airport Terminal Co Ltd	80
19,146		Japan Post Bank Co Ltd	238
22,340		Japan Post Holdings Co Ltd	281
94		Japan Prime Realty Investment Corp	365
99		Japan Real Estate Investment Corp	526
1,793		Japan Rental Housing Investments, Inc	1,317
693		Japan Retail Fund Investment Corp	1,360
379,340		Japan Tobacco, Inc	12,347
44,404		JFE Holdings, Inc	764
41,278		JGC Corp	719
9,486		JSR Corp	160
350,703		JTEKT Corp	5,456
730,312		JX Holdings, Inc	3,596
370,000		kabu.com Securities Co Ltd	1,206
214,372		Kajima Corp	1,402
7,134	e	Kakaku.com, Inc	97
55,372		Kamigumi Co Ltd	480
13,129		Kaneka Corp	98
296,974	*	Kansai Electric Power Co, Inc	3,654
10,214		Kansai Paint Co Ltd	218
298,085		Kao Corp	16,370
469,510		Kawasaki Heavy Industries Ltd	1,426
201

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
388,700		KDDI Corp	$10,223
25,000		Keihan Electric Railway Co Ltd	153
100,622	e	Keihin Electric Express Railway Co Ltd	1,107
168,123	e	Keio Corp	1,336
6,813		Keisei Electric Railway Co Ltd	159
1,488		Kenedix Realty Investment Corp	8,776
281		Kenedix Retail REIT Corp	631
246,000		Kenedix, Inc	980
20,200		Keyence Corp	8,104
6,795		Kikkoman Corp	203
174,914	e	Kintetsu Corp	632
411,749		Kirin Brewery Co Ltd	7,789
65,108	*	Kobe Steel Ltd	596
5,500		Koito Manufacturing Co Ltd	287
144,836		Komatsu Ltd	3,794
4,286	e	Konami Corp	182
522,820		Konica Minolta Holdings, Inc	4,689
1,528		Kose Corp	139
1,149,507		Kubota Corp	17,327
17,274		Kuraray Co Ltd	263
4,977		Kurita Water Industries Ltd	121
15,800		Kyocera Corp	883
232,689		Kyowa Hakko Kogyo Co Ltd	3,697
112,735	e	Kyushu Electric Power Co, Inc	1,205
77,100		Kyushu Financial Group, Inc	472
2,680		Lawson, Inc	182
2,100	*,e	LINE Corp	81
12,000		Lion Corp	216
12,764		LIXIL Group Corp	324
53,940		M3, Inc	1,344
14,405		Mabuchi Motor Co Ltd	813
290,000		Maeda Corp	2,571
55,672		Makita Corp	1,953
813,372		Marubeni Corp	5,024
10,409	e	Marui Co Ltd	142
12,796		Maruichi Steel Tube Ltd	365
1,222,100	e	Matsui Securities Co Ltd	9,578
276,355		Matsushita Electric Industrial Co Ltd	3,128
213,015		Mazda Motor Corp	3,075
3,200		McDonald’s Holdings Co Japan Ltd	93
8,159		Mediceo Paltac Holdings Co Ltd	128
30,000		MEIJI Holdings Co Ltd	2,503
130		MID Reit, Inc	393
73,600		Minebea Co Ltd	984
20,341		Miraca Holdings, Inc	934
143,400		MISUMI Group, Inc	2,603
307,819		Mitsubishi Chemical Holdings Corp	2,390
332,911		Mitsubishi Corp	7,215
443,414		Mitsubishi Electric Corp	6,389
264,258		Mitsubishi Estate Co Ltd	4,817
47,380		Mitsubishi Gas Chemical Co, Inc	987
2,012,150		Mitsubishi Heavy Industries Ltd	8,096
6,262		Mitsubishi Logistics Corp	86
202

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
165,453		Mitsubishi Materials Corp	$5,022
142,800		Mitsubishi Motors Corp	857
4,706,496		Mitsubishi UFJ Financial Group, Inc	29,647
22,800		Mitsubishi UFJ Lease & Finance Co Ltd	114
418,520		Mitsui & Co Ltd	6,078
205,140		Mitsui Chemicals, Inc	1,016
308,829		Mitsui Fudosan Co Ltd	6,594
56,499		Mitsui OSK Lines Ltd	178
109,709		Mitsui Sumitomo Insurance Group Holdings, Inc	3,504
74,075		Mitsui Trust Holdings, Inc	2,567
1,800		Mixi Inc	87
5,076,556		Mizuho Financial Group, Inc	9,318
516,800	e	MonotaRO Co Ltd	16,016
101		Mori Hills REIT Investment Corp	135
72		Mori Trust Sogo Reit, Inc	112
139,035		Murata Manufacturing Co Ltd	19,808
5,539		Nabtesco Corp	147
195,000	e	Nagoya Railroad Co Ltd	879
9,606		Namco Bandai Holdings, Inc	288
647,615		NEC Corp	1,563
8,500		Nexon Co Ltd	135
185,031		NGK Insulators Ltd	4,198
8,793		NGK Spark Plug Co Ltd	202
49,717		Nidec Corp	4,748
17,081		Nikon Corp	248
160,398		Nintendo Co Ltd	37,219
196		Nippon Building Fund, Inc	1,074
20,313		Nippon Electric Glass Co Ltd	123
42,441		Nippon Express Co Ltd	218
7,944		Nippon Meat Packers, Inc	213
8,126		Nippon Paint Co Ltd	284
887		Nippon ProLogis REIT, Inc	1,923
68,901		Nippon Steel Corp	1,592
691,900		Nippon Telegraph & Telephone Corp	29,581
2,451,673		Nippon Yusen Kabushiki Kaisha	5,176
6,000		Nissan Chemical Industries Ltd	175
1,208,862		Nissan Motor Co Ltd	11,656
10,031		Nisshin Seifun Group, Inc	150
2,945		Nissin Food Products Co Ltd	164
3,900		Nitori Co Ltd	495
242,837		Nitto Denko Corp	18,786
200,853		NKSJ Holdings, Inc	7,379
204,855		NOK Corp	4,785
3,543,980		Nomura Holdings, Inc	21,938
5,174		Nomura Real Estate Holdings, Inc	83
458		Nomura Real Estate Master Fund, Inc	712
29,900		Nomura Research Institute Ltd	1,102
92,435		NSK Ltd	1,324
240,000		NTN Corp	1,198
56,700		NTT Data Corp	2,692
1,113,348		NTT DoCoMo, Inc	25,999
141,596		Obayashi Corp	1,328
3,200		Obic Co Ltd	153
203

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
62,349	e	Odakyu Electric Railway Co Ltd	$1,216
189,999		OJI Paper Co Ltd	891
204,442		Olympus Corp	7,891
161,513		Omron Corp	7,097
20,168	*,e	Ono Pharmaceutical Co Ltd	418
1,803		Oracle Corp Japan	103
66,200	e	Oriental Land Co Ltd	3,805
2,151,225		ORIX Corp	31,930
187		Orix JREIT, Inc	296
1,293,106		Osaka Gas Co Ltd	4,931
115,000		Osaka Securities Exchange Co Ltd	1,640
6,000		Otsuka Corp	326
132,320		Otsuka Holdings KK	5,989
189,100		Paltac Corp	5,274
347,100		Park24 Co Ltd	9,120
52,800		Pola Orbis Holdings, Inc	1,276
35		Premier Investment Co	40
191,000		Rakuten, Inc	1,919
42,713		Recruit Holdings Co Ltd	2,185
1,250,872		Resona Holdings, Inc	6,725
32,582	e	Ricoh Co Ltd	269
1,712		Rinnai Corp	136
125,124		Rohm Co Ltd	8,330
1,244		Ryohin Keikaku Co Ltd	273
2,280		Sankyo Co Ltd	76
114,700		Santen Pharmaceutical Co Ltd	1,666
36,000		Sapporo Holdings Ltd	973
9,191		SBI Holdings, Inc	128
48,434		Secom Co Ltd	3,480
8,052		Sega Sammy Holdings, Inc	108
8,500		Seibu Holdings, Inc	141
14,000		Seiko Epson Corp	295
400,000		Seino Holdings Corp	4,504
103,851		Sekisui Chemical Co Ltd	1,751
1,264,620		Sekisui House Ltd	20,852
151,800		Seria Co Ltd	6,573
229,912		Seven & I Holdings Co Ltd	9,032
27,500	e	Seven Bank Ltd	90
70,000	*,e	Sharp Corp	294
11,947		Shimadzu Corp	190
5,727		Shimamura Co Ltd	759
3,592		Shimano, Inc	526
1,613,962		Shimizu Corp	14,493
192,100		Shin-Etsu Chemical Co Ltd	16,697
448,778	e	Shinsei Bank Ltd	827
86,837		Shionogi & Co Ltd	4,495
18,093		Shiseido Co Ltd	476
125,301		Shizuoka Bank Ltd	1,022
88,028		Shoei Co Ltd	831
9,322		Showa Shell Sekiyu KK	95
12,791		SMC Corp	3,792
262,500		SMS Co Ltd	6,668
368,654		Softbank Corp	26,143
204

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
3,500		Sohgo Security Services Co Ltd	$131
2,400,000		Sojitz Holdings Corp	6,031
2,846,882		Sony Corp	96,078
245,728	e	Sony Financial Holdings, Inc	3,946
128,000		Square Enix Co Ltd	3,634
217,315		Stanley Electric Co Ltd	6,213
1,030	e	Star Asia Investment Corp	897
7,900		Start Today Co Ltd	176
498,000		Sumco Corp	8,319
737,883		Sumitomo Chemical Co Ltd	4,133
200,163		Sumitomo Corp	2,700
7,763	e	Sumitomo Dainippon Pharma Co Ltd	128
168,524		Sumitomo Electric Industries Ltd	2,801
1,691,625		Sumitomo Heavy Industries Ltd	11,827
23,631		Sumitomo Metal Mining Co Ltd	338
1,115,690		Sumitomo Mitsui Financial Group, Inc	40,610
117,421		Sumitomo Realty & Development Co Ltd	3,050
8,363		Sumitomo Rubber Industries, Inc	143
3,200		Sundrug Co Ltd	108
6,800		Suntory Beverage & Food Ltd	287
88,776		Suruga Bank Ltd	1,874
3,907		Suzuken Co Ltd	128
46,734		Suzuki Motor Corp	1,941
312,588		Sysmex Corp	19,018
217,631		T&D Holdings, Inc	3,154
258,000		Taiheiyo Cement Corp	866
228,368		Taisei Corp	1,670
4,856		Taisho Pharmaceutical Holdings Co Ltd	395
28,885		Taiyo Nippon Sanso Corp	338
14,117		Takashimaya Co Ltd	124
286,948		Takeda Pharmaceutical Co Ltd	13,509
49,181	e	Tanabe Seiyaku Co Ltd	1,027
5,856		TDK Corp	372
79,322		Teijin Ltd	1,498
32,141		Terumo Corp	1,117
52,294		THK Co Ltd	1,319
251,878		Tobu Railway Co Ltd	1,279
5,575		Toho Co Ltd	148
17,000		Toho Gas Co Ltd	121
102,615		Tohoku Electric Power Co, Inc	1,394
283,364		Tokio Marine Holdings, Inc	11,976
205,600	*,e	Tokyo Base Co Ltd	5,444
435,868	*	Tokyo Electric Power Co, Inc	1,709
7,616		Tokyo Electron Ltd	834
978,924		Tokyo Gas Co Ltd	4,471
41,200		Tokyo Tatemono Co Ltd	545
388,852		Tokyu Corp	2,763
21,900		Tokyu Fudosan Holdings Corp	119
77		Tokyu REIT, Inc	97
204,383	m	TonenGeneral Sekiyu KK	2,569
76,000		Topcon Corp	1,361
25,734		Toppan Printing Co Ltd	263
326,664		Toray Industries, Inc	2,907
205

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
193,554	*,e	Toshiba Corp	$417
900,000		Tosoh Corp	7,919
7,142	e	Toto Ltd	270
7,939		Toyo Seikan Kaisha Ltd	129
4,399		Toyo Suisan Kaisha Ltd	164
3,297		Toyoda Gosei Co Ltd	84
108,093		Toyota Industries Corp	5,377
1,487,300		Toyota Motor Corp	80,727
10,694		Toyota Tsusho Corp	325
5,428		Trend Micro, Inc	242
200,000		TS Tech Co Ltd	5,389
5,100		Tsumura & Co	160
1,700		Tsuruha Holdings, Inc	158
34,312		Uni-Charm Corp	825
304		United Urban Investment Corp	467
10,730		USS Co Ltd	180
27,607		West Japan Railway Co	1,800
315,738	e	Yahoo! Japan Corp	1,464
4,404		Yakult Honsha Co Ltd	245
30,031	e	Yamada Denki Co Ltd	150
45,406	e	Yamaguchi Financial Group, Inc	493
8,308		Yamaha Corp	230
13,791		Yamaha Motor Co Ltd	332
16,755		Yamato Transport Co Ltd	351
6,553		Yamazaki Baking Co Ltd	135
12,224		Yaskawa Electric Corp	246
11,010		Yokogawa Electric Corp	174
5,200		Yokohama Rubber Co Ltd	102
		TOTAL JAPAN	1,449,183

JERSEY, C.I. - 0.0%
7,143		Randgold Resources Ltd	624
		TOTAL JERSEY, C.I.	624

JORDAN - 0.0%
11,703	e	Hikma Pharmaceuticals plc	291
		TOTAL JORDAN	291

KOREA, REPUBLIC OF - 0.3%
29,000		Hanssem Co Ltd	5,705
109,960		Hyundai Motor Co	15,497
86,045	*	Osstem Implant Co Ltd	4,026
10,062		Samsung Electronics Co Ltd	18,518
20,000		Samsung Fire & Marine Insurance Co Ltd	4,795
		TOTAL KOREA, REPUBLIC OF	48,541

LUXEMBOURG - 0.3%
90,000		APERAM	4,487
4,995,868	*	ArcelorMittal	41,796
2,436,775		B&M European Value Retail S.A.	9,149
838		Eurofins Scientific	364
5,291	e	Millicom International Cellular S.A.	295
48,726		RTL Group	3,921
206

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
27,746	e	SES Global S.A.	$645
36,760		Tenaris S.A.	636
		TOTAL LUXEMBOURG	61,293

MACAU - 0.0%
42,192		MGM China Holdings Ltd	88
1,477,383	e	Wynn Macau Ltd	3,009
		TOTAL MACAU	3,097

MALAYSIA - 0.1%
8,500,000		AirAsia BHD	6,030
8,333,325		Karex BHD	4,067
1,266,980		Public Bank BHD	5,696
45,306	*	YNH Property BHD	16
		TOTAL MALAYSIA	15,809

MEXICO - 0.0%
4,600,500	*	Becle SAB de C.V.	8,126
16,964		Fresnillo plc	331
227,257		Infraestructura Energetica ,NV SAB de C.V.	1,083
		TOTAL MEXICO	9,540

NETHERLANDS - 2.5%
1,773,835	g	ABN AMRO Group NV (ADR)	43,013
136,956		Aegon NV	698
94,421		Akzo Nobel NV	7,816
28,485	*	Altice NV (Class A)	644
8,165	*	Altice NV (Class B)	184
625,826		ASML Holding NV	83,042
6,673		Boskalis Westminster	230
13,771		DSM NV	931
3,000		Eurocommercial Properties NV	107
829,285	g	Euronext NV	36,161
118,128		EXOR NV	6,108
6,321		Gemalto NV	353
7,571		Heineken Holding NV	601
81,489		Heineken NV	6,935
9,745,969		ING Groep NV	147,206
829,022		Koninklijke Ahold Delhaize NV	17,716
517,983		Koninklijke Philips Electronics NV	16,640
5,450		Koninklijke Vopak NV	237
23,882		NN Group NV	776
22,499	*	NXP Semiconductors NV	2,329
9,144	e	Randstad Holdings NV	527
1,107,454		Royal Dutch Shell plc (A Shares)	29,191
1,761,224		Royal Dutch Shell plc (B Shares)	48,415
859,800		Royal KPN NV	2,585
3,000		Wereldhave NV	132
193,183		Wolters Kluwer NV	8,018
		TOTAL NETHERLANDS	460,595
207

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
NEW ZEALAND - 0.0%
4,000,000		Air New Zealand Ltd	$6,898
48,753		Auckland International Airport Ltd	231
30,616		Contact Energy Ltd	109
34,471		Fletcher Building Ltd	201
72,522		Kiwi Property Group Ltd	72
63,401	*	Meridian Energy Ltd	124
35,243		Mighty River Power Ltd	78
18,864		Ryman Healthcare Ltd	111
85,806		Telecom Corp of New Zealand Ltd	210
		TOTAL NEW ZEALAND	8,034

NORWAY - 0.4%
1,070,200		Aker BP ASA	17,176
1,197,884		DNB NOR Holding ASA	19,021
14,580		Gjensidige Forsikring BA	222
104,164		Norsk Hydro ASA	607
62,939		Orkla ASA	564
28,710		PAN Fish ASA	438
6,182		Schibsted ASA	159
6,991		Schibsted ASA (B Shares)	160
1,960,249		Statoil ASA	33,694
57,610		Telenor ASA	958
281,200		TGS Nopec Geophysical Co ASA	5,971
13,744		Yara International ASA	529
		TOTAL NORWAY	79,499

PERU - 0.0%
83,223		Southern Copper Corp (NY)	2,987
		TOTAL PERU	2,987

PHILIPPINES - 0.1%
42,845,940		Megaworld Corp	2,885
5,300,354		Metropolitan Bank & Trust	8,447
8,245,950		Robinsons Retail Holdings, Inc	12,649
		TOTAL PHILIPPINES	23,981

POLAND - 0.0%
150,000		KGHM Polska Miedz S.A.	4,376
		TOTAL POLAND	4,376

PORTUGAL - 0.1%
178,770	e	Energias de Portugal S.A.	605
37,308		Galp Energia SGPS S.A.	566
665,860		Jeronimo Martins SGPS S.A.	11,898
		TOTAL PORTUGAL	13,069

RUSSIA - 0.2%
2,613,517		Sberbank of Russian Federation (ADR)	30,208
203,100	*	X 5 Retail Group NV (GDR)	6,834
		TOTAL RUSSIA	37,042
208

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
SINGAPORE - 0.4%
195,945		Ascendas REIT	$353
199,797	e	CapitaCommercial Trust	221
801,106		CapitaLand Ltd	2,079
543,517		CapitaMall Trust	765
159,200		City Developments Ltd	1,160
104,148		ComfortDelgro Corp Ltd	191
1,598,238		DBS Group Holdings Ltd	22,139
308,392		Genting Singapore plc	225
133,895		Global Logistic Properties	266
355,565		Golden Agri-Resources Ltd	98
4,666		Jardine Cycle & Carriage Ltd	146
353,668		Keppel Corp Ltd	1,754
54,756		Keppel Infrastructure Trust	20
79,650		K-REIT Asia	60
1,489,248	e	Oversea-Chinese Banking Corp	10,344
49,448		SembCorp Industries Ltd	112
286,485		SembCorp Marine Ltd	392
127,584		Singapore Airlines Ltd	918
33,500		Singapore Airport Terminal Services Ltd	117
471,343	e	Singapore Exchange Ltd	2,594
449,625	e	Singapore Press Holdings Ltd	1,141
412,007		Singapore Technologies Engineering Ltd	1,099
2,876,891		Singapore Telecommunications Ltd	8,062
30,430	e	StarHub Ltd	63
174,900		Suntec Real Estate Investment Trust	224
607,036	e	United Overseas Bank Ltd	9,588
70,086		UOL Group Ltd	349
300,000		Venture Corp Ltd	2,460
96,262		Wilmar International Ltd	243
		TOTAL SINGAPORE	67,183

SOUTH AFRICA - 0.2%
25,943	e	Al Noor Hospitals Group plc	232
560,000		Exxaro Resources Ltd	4,918
49,143		Investec plc	335
330,000	*,e	Kumba Iron Ore Ltd	4,980
567,537		Mondi plc	13,712
32,300		Naspers Ltd (N Shares)	5,566
1,014,797		Steinhoff International Holdings NV (GR)	4,893
		TOTAL SOUTH AFRICA	34,636

SPAIN - 0.9%
49,607		Abertis Infraestructuras S.A. (Continuous)	799
14,983		ACS Actividades Construccion y Servicios S.A.	509
5,077	g	Aena S.A.	802
483,141		Amadeus IT Holding S.A.	24,480
759,279		Banco Bilbao Vizcaya Argentaria S.A.	5,894
402,492	*	Banco de Sabadell S.A.	737
244,218	*,e	Banco Popular Espanol S.A.	237
2,960,961		Banco Santander S.A.	18,125
367,177	e	Bankia S.A.	418
52,102		Bankinter S.A.	437
3,956,265		CaixaBank S.A.	17,010
209

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
1,584,344		Corp Mapfre S.A.	$5,427
950,843	e	Distribuidora Internacional de Alimentacion S.A.	5,496
17,376		Enagas	451
718,570		Endesa S.A.	16,865
37,289		Ferrovial S.A.	745
27,059		Gas Natural SDG S.A.	592
23,189		Grifols S.A.	569
2,299,017		Iberdrola S.A.	16,426
505,241		Industria De Diseno Textil S.A.	17,793
108,528	*,e,m	Let’s GOWEX S.A.	1
33,445		Red Electrica Corp S.A.	641
273,004		Repsol YPF S.A.	4,230
235,400		Tecnicas Reunidas S.A.	9,294
1,072,005		Telefonica S.A.	11,999
14,916		Zardoya Otis S.A.	138
		TOTAL SPAIN	160,115

SWEDEN - 0.6%
22,750		Alfa Laval AB	429
316,649		Assa Abloy AB	6,510
51,826		Atlas Copco AB (A Shares)	1,827
129,509		Atlas Copco AB (B Shares)	4,114
29,822	e	Autoliv, Inc	3,050
394,794		Boliden AB	11,751
10,000		Castellum AB	132
18,470		Electrolux AB (Series B)	513
233,403	e	Ericsson (LM) (B Shares)	1,558
13,081	e	Fabege AB	208
14,493	e	Getinge AB (B Shares)	254
72,657		Hennes & Mauritz AB (B Shares)	1,854
304,803		Hexagon AB (B Shares)	12,233
31,861	e	Husqvarna AB (B Shares)	279
6,165	e	ICA Gruppen AB	210
12,896		Industrivarden AB	279
413,283		Intrum Justitia AB	15,428
304,080		Investment AB Kinnevik (B Shares)	8,106
34,787		Investor AB (B Shares)	1,463
200,000		JM AB	6,316
2,998	*,e	Kungsleden AB	17
14,993	e	Kungsleden AB	86
2,687		Lundbergs AB (B Shares)	182
152,334	*	Lundin Petroleum AB	3,092
232,359		Nordea Bank AB	2,651
82,277		Sandvik AB	1,229
11,712	*,e	SAS AB	19
23,709		Securitas AB (B Shares)	370
358,007	e	Skandinaviska Enskilda Banken AB (Class A)	3,978
26,264	e	Skanska AB (B Shares)	618
30,922	e	SKF AB (B Shares)	611
46,273	e	Svenska Cellulosa AB (B Shares)	1,491
116,168	*,e	Svenska Handelsbanken AB	1,592
227,525	e	Swedbank AB (A Shares)	5,265
14,081		Swedish Match AB	458
210

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
26,423		Tele2 AB (B Shares)	$252
199,785		TeliaSonera AB	837
633,318	e	Volvo AB (B Shares)	9,343
		TOTAL SWEDEN	108,605

SWITZERLAND - 2.5%
462,903		ABB Ltd	10,835
15,859	*	Actelion Ltd	4,468
368,347		Adecco S.A.	26,154
6,795		Aryzta AG.	218
55,875		Baloise Holding AG.	7,678
170		Barry Callebaut AG.	222
314,949		Cie Financiere Richemont S.A.	24,901
14,015		Coca-Cola HBC AG.	362
390,463		Credit Suisse Group	5,810
3,475	*	Dufry Group	529
631		EMS-Chemie Holding AG.	368
36,000		Flughafen Zuerich AG.	7,670
289	*	Galenica AG.	305
2,867		Geberit AG.	1,235
8,000		Georg Fischer AG.	7,274
707	e	Givaudan S.A.	1,273
8,066,266	*	Glencore Xstrata plc	31,648
34,933		Holcim Ltd	2,061
17,099		Julius Baer Group Ltd	854
4,049		Kuehne & Nagel International AG.	572
77		Lindt & Spruengli AG.	436
8		Lindt & Spruengli AG. (Registered)	531
328,465		Lonza Group AG.	62,087
1,005,779		Nestle S.A.	77,195
1,117,750		Novartis AG.	83,001
2,453		Pargesa Holding S.A.	173
1,327		Partners Group	713
4,040		Phonak Holding AG.	560
3,500		PSP Swiss Property AG.	319
163,918		Roche Holding AG.	41,919
3,189		Schindler Holding AG.	617
1,555		Schindler Holding AG. (Registered)	295
424		SGS S.A.	904
162		Sika AG.	972
49,695		STMicroelectronics NV	765
2,660		Swatch Group AG.	952
2,461		Swatch Group AG. (Registered)	171
2,493		Swiss Life Holding	804
8,089		Swiss Prime Site AG.	712
240,801		Swiss Re Ltd	21,628
1,983		Swisscom AG.	914
7,085		Syngenta AG.	3,129
23,824		Temenos Group AG.	1,892
514,117		UBS AG.	8,218
364,440		Wolseley plc	22,946
36,750		Zurich Financial Services AG.	9,807
		TOTAL SWITZERLAND	476,097
211

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
TAIWAN - 0.4%
38,399,976		Advanced Semiconductor Engineering, Inc	$49,191
1,200,000		Basso Industry Corp	3,647
1,900,000		Hon Hai Precision Industry Co, Ltd	5,698
2,238,478		Hota Industrial Manufacturing Co Ltd	9,372
60,000		Largan Precision Co Ltd	9,450
90,000		Silicon Motion Technology Corp (ADR)	4,208
		TOTAL TAIWAN	81,566

THAILAND - 0.1%
3,000,000		Delta Electronics Thai PCL	7,638
3,028,000		Tisco Financial Group PCL (ADR)	6,325
		TOTAL THAILAND	13,963

UNITED KINGDOM - 5.5%
75,625		3i Group plc	710
70,803		Aberdeen Asset Management plc	235
14,863		Admiral Group plc	370
1,430,199	*	Anglo American plc (London)	21,852
1,752,973		Ashtead Group plc	36,285
234,000	*	ASOS plc	17,696
233,539		Associated British Foods plc	7,629
146,264		AstraZeneca plc	8,993
3,075,180	g	Auto Trader Group plc	15,093
1,401,796		Aviva plc	9,354
19,648		Babcock International Group	217
243,343		BAE Systems plc	1,958
8,549,153		Barclays plc	24,132
78,084		Barratt Developments plc	535
1,028,700		Beazley plc	5,508
577,774	*	Belmond Ltd.	6,991
10,304		Berkeley Group Holdings plc	414
100,000		Big Yellow Group plc	915
3,086,000	*,e	boohoo.com plc	6,453
5,655,557		BP plc	32,554
1,218,383		British American Tobacco plc	80,835
269,655		British Land Co plc	2,061
1,892,254		Britvic plc	15,356
647,216		BT Group plc	2,584
25,663		Bunzl plc	746
33,235		Burberry Group plc	717
52,060		Capita Group plc	368
20,000	e	Capital & Counties Properties	73
417,800		Centrica plc	1,138
686,400		Cineworld Group plc	5,698
3,017,644		CNH Industrial NV	29,045
128,010	e	Cobham plc	213
16,557		Coca-Cola European Partners plc	618
501,886		Compass Group plc	9,476
10,194	*	Croda International plc	455
154,865	*	CYBG plc	540
66,657		DCC plc	5,868
212

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
31,127		Derwent London plc	$1,097
348,924		Diageo plc	9,992
102,343		Direct Line Insurance Group plc	445
12,455		easyJet plc	160
2,972,700		Electrocomponents plc	17,632
72,726		Experian Group Ltd	1,484
1,338,888		Fevertree Drinks plc	25,244
69,052	*,e	Fiat DaimlerChrysler Automobiles NV	754
129,770		GKN plc	591
4,488,070		GlaxoSmithKline plc	93,320
143,000		Great Portland Estates plc	1,167
119,030		Group 4 Securicor plc	454
166,222		Hammerson plc	1,189
19,981		Hargreaves Lansdown plc	325
4,042,775		Hays plc	7,953
1,830,692		HSBC Holdings plc	14,933
21,143		IMI plc	316
73,318		Imperial Tobacco Group plc	3,553
800,000		Inchcape plc	8,434
36,674		Inmarsat plc	391
14,423	*	InterContinental Hotels Group plc	706
64,521		International Consolidated Airlines Group S.A.	426
12,087		Intertek Group plc	595
100,331	e	Intu Properties plc	351
278,956		ITV plc	766
126,972	e	J Sainsbury plc	421
14,942		Johnson Matthey plc	577
1,866,414	*	Just Eat plc	13,219
172,057		Kingfisher plc	704
171,095		Land Securities Group plc	2,272
7,575,867		Legal & General Group plc	23,458
134,640	*	Liberty Global plc	4,718
185,289	*	Liberty Global plc (Class A)	6,646
21,957	*	Liberty Global plc LiLAC (Class C)	506
6,579,726		Lloyds TSB Group plc	5,472
118,544		London Stock Exchange Group plc	4,716
3,660,337		Man Group plc	6,762
123,830		Marks & Spencer Group plc	523
59,519		Meggitt plc	332
54,852	g	Merlin Entertainments plc	330
287,566		National Grid plc	3,648
72,033		New Carphone Warehouse plc	287
23,121		Next plc	1,251
373,602		Old Mutual plc	940
61,643		Pearson plc	526
26,961		Pentair plc	1,693
23,430		Persimmon plc	615
19,695		Petrofac Ltd	228
11,540		Provident Financial plc	434
2,639,682		Prudential plc	55,759
2,660,608	*,e	Purplebricks Group plc	9,467
132,448		Reckitt Benckiser Group plc	12,091
906,437		Reed Elsevier NV	16,816
213

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
176,571		Reed Elsevier plc	$3,457
227,462		Rightmove plc	11,365
83,732		Rio Tinto Ltd	3,866
481,635		Rio Tinto plc	19,394
139,907		Rolls-Royce Group plc	1,322
270,338	*	Royal Bank of Scotland Group plc	820
68,261		Royal Mail plc	364
75,975		RSA Insurance Group plc	558
50,000		Safestore Holdings plc	236
83,436		Sage Group plc	659
10,427		Schroders plc	396
79,118		Scottish & Southern Energy plc	1,462
216,258		Segro plc	1,236
17,518		Severn Trent plc	523
20,000		Shaftesbury plc	229
813,179		Shire Ltd	47,382
78,330		Sky plc	958
138,328		Smith & Nephew plc	2,106
30,746		Smiths Group plc	625
40,978		St. James’s Place plc	545
606,146	*	Standard Chartered plc	5,798
150,400		Standard Life plc	669
34,391		Tate & Lyle plc	330
4,156,443		Taylor Wimpey plc	10,054
100,086	*	TechnipFMC plc	3,253
9,197,734	*	Tesco plc	21,406
517,929		Travis Perkins plc	9,826
397,484		Unilever NV	19,747
98,162		Unilever plc	4,842
52,695		United Utilities Group plc	656
1,991,100		Vesuvius plc	12,985
479,720		Virgin Money Holdings UK plc	1,927
21,168,555		Vodafone Group plc	55,165
16,111		Weir Group plc	388
201,550		Whitbread plc	10,001
61,463		William Hill plc	224
171,673		WM Morrison Supermarkets plc	517
139,459	g	Worldpay Group plc	516
2,262,975		WPP plc	49,602
		TOTAL UNITED KINGDOM	1,025,783

UNITED STATES - 59.5%
413,790		3M Co	79,170
22,838		A.O. Smith Corp	1,168
191,200		Aaron’s, Inc	5,686
1,997,527		Abbott Laboratories	88,710
388,422		AbbVie, Inc	25,310
27,878		Abercrombie & Fitch Co (Class A)	333
179,225		Accenture plc	21,485
281,879		Activision Blizzard, Inc	14,054
9,507		Acuity Brands, Inc	1,939
146	*	Adient plc	11
88,592	*	Adobe Systems, Inc	11,528
214

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
23,259		Advance Auto Parts, Inc	$3,448
492,784	*	Advanced Micro Devices, Inc	7,170
411	*	AdvanSix, Inc	11
205,650		AES Corp	2,299
251,925		Aetna Inc	32,133
11,311		Affiliated Managers Group, Inc	1,854
89,110		Aflac, Inc	6,453
31,194		AGCO Corp	1,877
207,753		Agilent Technologies, Inc	10,984
238,306		AGNC Investment Corp	4,740
7,000		Agree Realty Corp	336
170,498		Air Products & Chemicals, Inc	23,067
5,125,280	*	AK Steel Holding Corp	36,851
35,079	*	Akamai Technologies, Inc	2,094
48,300		Alaska Air Group, Inc	4,454
136,269		Albemarle Corp	14,395
550		Alcoa Corp	19
21,576		Alexandria Real Estate Equities, Inc	2,385
374,798	*	Alexion Pharmaceuticals, Inc	45,441
16,174	*	Align Technology, Inc	1,855
24,257	*	Alkermes plc	1,419
6,895	*	Alleghany Corp	4,238
16,000		Allegiant Travel Co	2,564
383,578		Allergan plc	91,645
15,223		Alliance Data Systems Corp	3,791
90,379		Alliant Energy Corp	3,580
80,000		Allied World Assurance Co Holdings Ltd	4,248
188,616		Allstate Corp	15,370
67,463		Ally Financial, Inc	1,372
4,520	*	Alnylam Pharmaceuticals, Inc	232
132,136	*	Alphabet, Inc (Class A)	112,025
190,865	*	Alphabet, Inc (Class C)	158,334
478,771		Altria Group, Inc	34,194
255,263	*	Amazon.com, Inc	226,301
112,924	*	AMC Networks, Inc	6,626
120,000		Amdocs Ltd	7,319
5,538		Amerco, Inc	2,111
87,501		Ameren Corp	4,777
21,074		American Airlines Group, Inc	891
232,957		American Electric Power Co, Inc	15,638
496,670		American Express Co	39,292
120,000		American Financial Group, Inc	11,450
35,000		American Homes 4 Rent	804
536,522		American International Group, Inc	33,495
90,370		American Tower Corp	10,984
87,144		American Water Works Co, Inc	6,777
155,428		Ameriprise Financial, Inc	20,156
75,365		AmerisourceBergen Corp	6,670
41,876		Ametek, Inc	2,265
189,148		Amgen, Inc	31,034
71,725		Amphenol Corp (Class A)	5,105
459,289		Anadarko Petroleum Corp	28,476
90,381		Analog Devices, Inc	7,407
215

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
642,041		Annaly Capital Management, Inc	$7,133
31,639	*	Ansys, Inc	3,381
37,304	*	Antero Resources Corp	851
151,552		Anthem, Inc	25,064
58,502		Aon plc	6,944
63,768		Apache Corp	3,277
33,256		Apartment Investment & Management Co (Class A)	1,475
2,753,779		Apple, Inc	395,608
901,932		Applied Materials, Inc	35,085
46,566		ARAMARK Holdings Corp	1,717
82,484	*	Arch Capital Group Ltd	7,817
111,331		Archer Daniels Midland Co	5,126
68,895		Arconic, Inc	1,815
15,473	*	Arrow Electronics, Inc	1,136
37,452		Arthur J. Gallagher & Co	2,118
42,000	*	Asbury Automotive Group, Inc	2,524
148,708		Ashland Global Holdings, Inc	18,412
24,176		Assurant, Inc	2,313
3,142,780		AT&T, Inc	130,583
159,974	*	Athene Holding Ltd	7,997
15,635		Atmos Energy Corp	1,235
93,593	*	Autodesk, Inc	8,093
121,165		Automatic Data Processing, Inc	12,406
30,661	*	Autonation, Inc	1,297
9,850	*	AutoZone, Inc	7,122
49,644		AvalonBay Communities, Inc	9,115
32,363		Avery Dennison Corp	2,608
28,217		Avnet, Inc	1,291
168,708	*	Axalta Coating Systems Ltd	5,432
66,336		Axis Capital Holdings Ltd	4,446
501,811		Baker Hughes, Inc	30,018
52,029		Ball Corp	3,864
8,616,194		Bank of America Corp	203,256
800,004		Bank of New York Mellon Corp	37,784
30,302		Bard (C.R.), Inc	7,531
700,326		Baxter International, Inc	36,319
186,763		BB&T Corp	8,348
28,578		BE Aerospace, Inc	1,832
56,898		Becton Dickinson & Co	10,437
92,457		Bed Bath & Beyond, Inc	3,648
579,945	*	Berkshire Hathaway, Inc (Class B)	96,665
736,688	*	Berry Plastics Group, Inc	35,781
357,002		Best Buy Co, Inc	17,547
80,017	*	Biogen Idec, Inc	21,878
78,756	*	BioMarin Pharmaceutical, Inc	6,913
9,072	*	Bioverativ, Inc	494
41,010		BlackRock, Inc	15,728
166,711		Boeing Co	29,485
38,822		BorgWarner, Inc	1,622
68,018		Boston Properties, Inc	9,006
724,348	*	Boston Scientific Corp	18,015
90,000	e	Brinker International, Inc	3,956
486,138		Bristol-Myers Squibb Co	26,436
216

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
60,977		Brixmor Property Group, Inc	$1,309
345,104		Broadcom Ltd	75,564
18,013		Broadridge Financial Solutions, Inc	1,224
69,086		Brown-Forman Corp (Class B)	3,190
74,590		Bunge Ltd	5,912
57,337		CA, Inc	1,819
203,498		Cabot Oil & Gas Corp	4,866
97,000	*	CACI International, Inc (Class A)	11,378
43,362	*	Cadence Design Systems, Inc	1,362
182,636	*	Callon Petroleum Co	2,403
109,964	*	Calpine Corp	1,215
43,401		Camden Property Trust	3,492
75,273		Campbell Soup Co	4,309
186,399		Capital One Financial Corp	16,153
87,084		Cardinal Health, Inc	7,102
35,480	*	Carmax, Inc	2,101
97,635		Carnival Corp	5,752
114,712		Carnival plc	6,575
50,000		Carter’s, Inc	4,490
439,097		Caterpillar, Inc	40,731
52,102	*	CBRE Group, Inc	1,813
372,460		CBS Corp (Class B)	25,834
19,985		CDK Global, Inc	1,299
258,844		CDW Corp	14,938
27,702		Celanese Corp (Series A)	2,489
286,030	*	Celgene Corp	35,591
161,186	*	Centene Corp	11,486
190,768		Centerpoint Energy, Inc	5,259
130,522	e	CenturyTel, Inc	3,076
92,934	*	Cerner Corp	5,469
66,704		CF Industries Holdings, Inc	1,958
62,579		CH Robinson Worldwide, Inc	4,837
184,328		Charles Schwab Corp	7,522
80,014	*	Charter Communications, Inc	26,190
40,000		Chemed Corp	7,308
200,000		Chemours Co	7,700
48,342	*	Cheniere Energy, Inc	2,285
928,633		Chevron Corp	99,707
10,477	*	Chipotle Mexican Grill, Inc (Class A)	4,668
520,475		Chubb Ltd	70,915
114,336		Church & Dwight Co, Inc	5,702
1,813,631	*	Ciena Corp	42,820
631,076		Cigna Corp	92,446
39,535		Cimarex Energy Co	4,724
54,031		Cincinnati Financial Corp	3,905
35,284		Cintas Corp	4,465
80,000	*	Cirrus Logic, Inc	4,855
3,651,367		Cisco Systems, Inc	123,416
233,469		CIT Group, Inc	10,023
813,011		Citigroup, Inc	48,634
369,568		Citizens Financial Group, Inc	12,769
70,877	*	Citrix Systems, Inc	5,910
260,465	*	Cliffs Natural Resources, Inc	2,138
217

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
60,577		Clorox Co	$8,168
115,760		CME Group, Inc	13,752
109,334		CMS Energy Corp	4,892
113,631		Coach, Inc	4,696
999,026		Coca-Cola Co	42,399
119,929	*	Cognizant Technology Solutions Corp (Class A)	7,138
69,000	*	Colfax Corp	2,709
303,499		Colgate-Palmolive Co	22,213
83,253		Colony NorthStar, Inc	1,075
24,000		Colony Starwood Homes	815
4,797,035		Comcast Corp (Class A)	180,321
181,329		Comerica, Inc	12,436
200,000	*	CommScope Holding Co, Inc	8,342
151,747		Computer Sciences Corp	10,472
1,346,339		ConAgra Foods, Inc	54,311
517,252	*	Concho Resources, Inc	66,384
22,654	*	Conduent, Inc	380
201,599		ConocoPhillips	10,054
300,000		Conseco, Inc	6,150
127,041		Consolidated Edison, Inc	9,866
56,729		Constellation Brands, Inc (Class A)	9,194
246,261	*	Continental Resources, Inc	11,185
25,438		Cooper Cos, Inc	5,085
27,559	e	Core Laboratories NV	3,184
152,262		Corning, Inc	4,111
5,108	*	CoStar Group, Inc	1,058
353,761		Costco Wholesale Corp	59,322
80,912		Coty, Inc	1,467
22,500	*,e	Credit Acceptance Corp	4,487
130,873		Crown Castle International Corp	12,361
48,992	*	Crown Holdings, Inc	2,594
120,000		CSRA, Inc	3,515
295,141		CSX Corp	13,739
14,000		CubeSmart	363
210,971		Cummins, Inc	31,899
239,220		CVS Health Corp	18,779
220,302	*	Danaher Corp	18,842
61,475		Darden Restaurants, Inc	5,144
76,937	*	DaVita, Inc	5,229
20,000		DDR Corp	251
84,627		Deere & Co	9,212
443,016		Delek US Holdings, Inc	10,752
97,330	*	Dell Technologies, Inc-VMware Inc	6,237
344,767		Delphi Automotive plc	27,750
130,077		Delta Air Lines, Inc	5,978
110,000		Deluxe Corp	7,939
60,163		Dentsply Sirona, Inc	3,757
73,823		Devon Energy Corp	3,080
21,679	*	DexCom, Inc	1,837
149,423	*	Diamondback Energy, Inc	15,497
35,311		DiamondRock Hospitality Co	394
56,865		Dick’s Sporting Goods, Inc	2,767
53,660		Digital Realty Trust, Inc	5,709
218

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
182,844		Discover Financial Services	$12,505
68,665	*,e	Discovery Communications, Inc (Class A)	1,997
80,963	*	Discovery Communications, Inc (Class C)	2,292
77,199	*	DISH Network Corp (Class A)	4,901
88,847		Dollar General Corp	6,195
72,408	*	Dollar Tree, Inc	5,681
153,519		Dominion Resources, Inc	11,908
7,623		Domino’s Pizza, Inc	1,405
165,169		Dover Corp	13,271
1,373,767		Dow Chemical Co	87,289
84,106		DR Horton, Inc	2,802
59,864		Dr Pepper Snapple Group, Inc	5,862
113,981		DTE Energy Co	11,639
171,102		Duke Energy Corp	14,032
144,893		Duke Realty Corp	3,806
15,554		Dun & Bradstreet Corp	1,679
978,212	*	E*TRADE Financial Corp	34,130
25,937		Eastman Chemical Co	2,096
77,050		Eaton Corp	5,713
27,923		Eaton Vance Corp	1,255
609,369	*	eBay, Inc	20,457
221,657		Ecolab, Inc	27,782
20,484	*	Edgewell Personal Care Co	1,498
100,553		Edison International	8,005
7,000		Education Realty Trust, Inc	286
92,612	*	Edwards Lifesciences Corp	8,712
149,210		EI du Pont de Nemours & Co	11,986
82,954	*	Electronic Arts, Inc	7,426
1,154,140		Eli Lilly & Co	97,075
118,031		Emerson Electric Co	7,065
17,832	*	Endo International plc	199
91,314		Entergy Corp	6,936
24,602	*	Envision Healthcare Corp	1,509
1,203,131		EOG Resources, Inc	117,365
48,247		EQT Corp	2,948
40,341		Equifax, Inc	5,516
13,687		Equinix, Inc	5,480
17,000		Equity Lifestyle Properties, Inc	1,310
136,854		Equity Residential	8,515
30,629		Essex Property Trust, Inc	7,092
458,204		Estee Lauder Cos (Class A)	38,851
21,652		Everest Re Group Ltd	5,062
63,820		Eversource Energy	3,751
322,558		Exelon Corp	11,606
28,392		Expedia, Inc	3,582
48,139		Expeditors International of Washington, Inc	2,719
229,134	*	Express Scripts Holding Co	15,102
35,382		Extra Space Storage, Inc	2,632
1,595,615	d	Exxon Mobil Corp	130,856
55,347	*	F5 Networks, Inc	7,891
1,331,111	*	Facebook, Inc	189,084
62,531		Fastenal Co	3,220
37,522		Federal Realty Investment Trust	5,009
219

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
175,771		FedEx Corp	$34,302
74,337		Fidelity National Information Services, Inc	5,919
217,434		Fifth Third Bancorp	5,523
46,753	*	First Data Corp	725
49,382		First Republic Bank	4,633
137,937		FirstEnergy Corp	4,389
54,416	*	Fiserv, Inc	6,275
14,484	*	FleetCor Technologies, Inc	2,193
1,246,581	*	Flextronics International Ltd	20,943
59,949		Flir Systems, Inc	2,175
23,278		Flowserve Corp	1,127
23,455		Fluor Corp	1,234
46,359		FMC Corp	3,226
38,089		FNF Group	1,483
163,196		Foot Locker, Inc	12,209
587,467		Ford Motor Co	6,838
39,612	*	Fortinet, Inc	1,519
183,024		Fortive Corp	11,022
33,046		Fortune Brands Home & Security, Inc	2,011
30,000		Four Corners Property Trust, Inc	685
57,873		Franklin Resources, Inc	2,439
1,407,292	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	18,801
422,357	e	Frontier Communications Corp	904
418,846		Gaming and Leisure Properties, Inc	13,998
77,600		Gap, Inc	1,885
43,687		Garmin Ltd	2,233
17,595	*	Gartner, Inc	1,900
382,151		General Dynamics Corp	71,539
2,087,773		General Electric Co	62,216
161,939		General Mills, Inc	9,556
4,461,000	*,m	General Motors Co	0
29,845,445	*,m	General Motors Co	0
26,439,985	*,m	General Motors Co	0
61,921,000	*,e,m	General Motors Co	0
13,592,224	*,m	General Motors Co	0
18,159,000	*,m	General Motors Co	0
19,417,463	*,m	General Motors Co	0
69,850,000	*,m	General Motors Co	0
221,767		General Motors Co	7,842
530,757	*,m	General Motors Co	0
18,106,794	*,m	General Motors Co	0
32,773		Genuine Parts Co	3,029
214,424		GGP, Inc	4,970
232,821		Gilead Sciences, Inc	15,813
31,488		Global Payments, Inc	2,540
276,908		Goldman Sachs Group, Inc	63,611
309,906		Goodyear Tire & Rubber Co	11,157
56,352	*,e	GrubHub, Inc	1,853
61,366		H&R Block, Inc	1,427
182,265		Halliburton Co	8,969
126,277	e	Hanesbrands, Inc	2,622
50,633		Harley-Davidson, Inc	3,063
220

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
31,424		Harris Corp	$3,497
187,737		Hartford Financial Services Group, Inc	9,025
46,803		Hasbro, Inc	4,672
310,112	*	HCA Holdings, Inc	27,597
203,927		HCP, Inc	6,379
479,498	*	HD Supply Holdings, Inc	19,719
35,000		Healthcare Trust of America, Inc	1,101
170,000		Healthsouth Corp	7,278
22,129	e	Helmerich & Payne, Inc	1,473
30,453	*	Henry Schein, Inc	5,176
180,000		Herman Miller, Inc	5,679
58,913		Hershey Co	6,436
45,725		Hess Corp	2,204
255,245		Hewlett Packard Enterprise Co	6,049
111,243		Hilltop Holdings, Inc	3,056
4,209	*	Hilton Grand Vacations, Inc	121
42,962		Hilton Worldwide Holdings, Inc	2,512
52,705		HollyFrontier Corp	1,494
344,473	*	Hologic, Inc	14,657
675,615		Home Depot, Inc	99,201
511,770		Honeywell International, Inc	63,905
86,626		Hormel Foods Corp	3,000
212,928		Host Marriott Corp	3,973
262,715		HP, Inc	4,697
35,000		Hudson Pacific Properties	1,212
61,209		Humana, Inc	12,618
1,622,427		Huntington Bancshares, Inc	21,724
67,245		Huntington Ingalls	13,465
40,000	*	IAC/InterActiveCorp	2,949
13,760	*	Idexx Laboratories, Inc	2,127
120,707	*	IHS Markit Ltd	5,064
60,030		Illinois Tool Works, Inc	7,952
32,813	*	Illumina, Inc	5,599
103,025	*	Imax Corp	3,503
40,757	*	Incyte Corp	5,448
241,238		Ingersoll-Rand plc	19,617
56,200		Ingredion, Inc	6,768
964,228		Intel Corp	34,780
151,144		IntercontinentalExchange Group, Inc	9,049
42,000		InterDigital, Inc	3,625
159,982		International Business Machines Corp	27,859
28,180		International Flavors & Fragrances, Inc	3,735
150,000		International Game Technology plc	3,555
91,299		International Paper Co	4,636
772,057		Interpublic Group of Cos, Inc	18,969
37,263		Intuit, Inc	4,322
20,415	*	Intuitive Surgical, Inc	15,647
63,717		Invesco Ltd	1,952
147,899		Investors Bancorp, Inc	2,127
23,000	*	Invitation Homes, Inc	502
53,265		Iron Mountain, Inc	1,900
7,456		Iron Mountain, Inc (CDI)	262
18,400		iShares Dow Jones US Real Estate Index Fund	1,444
221

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
223,426		iShares MSCI Canada Index Fund	$6,006
980,772		iShares MSCI EAFE Index Fund	61,092
140,000		ITT, Inc	5,743
35,709		J.B. Hunt Transport Services, Inc	3,276
42,848		J.M. Smucker Co	5,617
28,188		Jacobs Engineering Group, Inc	1,558
50,443	*	Jazz Pharmaceuticals plc	7,321
1,048,096		Johnson & Johnson	130,540
144,585		Johnson Controls International plc	6,090
10,218		Jones Lang LaSalle, Inc	1,139
1,908,765		JPMorgan Chase & Co	167,666
336,538		Juniper Networks, Inc	9,366
68,288		Kansas City Southern Industries, Inc	5,856
87,553		Kellogg Co	6,357
102,802		Kennametal, Inc	4,033
268,769		Keycorp	4,779
17,000		Kilroy Realty Corp	1,225
114,256		Kimberly-Clark Corp	15,040
119,758		Kimco Realty Corp	2,645
840,112		Kinder Morgan, Inc	18,264
105,529		Kla-Tencor Corp	10,033
231,991		Kohl’s Corp	9,236
130,000		Korn/Ferry International	4,094
365,802		Kraft Heinz Co	33,218
284,189		Kroger Co	8,381
55,110		L Brands, Inc	2,596
17,808		L3 Technologies, Inc	2,943
110,948	*	Laboratory Corp of America Holdings	15,918
229,945		Lam Research Corp	29,516
32,214		Lamb Weston Holdings, Inc	1,355
125,816		Las Vegas Sands Corp	7,180
107,275		Lear Corp	15,188
48,243		Leggett & Platt, Inc	2,428
93,228		Leidos Holdings, Inc	4,768
37,770		Lennar Corp (Class A)	1,933
76,242		Leucadia National Corp	1,982
48,567	*	Level 3 Communications, Inc	2,779
288	*	Liberty Braves Group (Class A)	7
16,573	*	Liberty Broadband Corp (Class C)	1,432
80,759	*	Liberty Interactive Corp	1,617
81,629		Liberty Property Trust	3,147
58,446	*	Liberty SiriusXM Group (Class A)	2,275
31,034	*	Liberty SiriusXM Group (Class C)	1,203
244,414		Lincoln National Corp	15,997
84,451	*	LKQ Corp	2,472
51,968		Lockheed Martin Corp	13,907
94,373		Loews Corp	4,414
8,089		LogMeIn, Inc	789
236,796		Lowe’s Companies, Inc	19,467
72,397	*	Lululemon Athletica, Inc	3,755
45,847	*	Lumentum Holdings, Inc	2,446
53,911		LyondellBasell Industries AF S.C.A	4,916
63,512		M&T Bank Corp	9,827
222

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
49,813		Macerich Co	$3,208
12,110		Macquarie Infrastructure Co LLC	976
107,742		Macy’s, Inc	3,193
16,456	*	Mallinckrodt plc	733
109,363		Manpower, Inc	11,217
152,727		Marathon Oil Corp	2,413
82,233		Marathon Petroleum Corp	4,156
6,091	*	Markel Corp	5,944
69,531		Marriott International, Inc (Class A)	6,548
111,743		Marsh & McLennan Cos, Inc	8,257
13,923		Martin Marietta Materials, Inc	3,039
168,476		Masco Corp	5,726
125,000	*	Mastec, Inc	5,006
358,275		MasterCard, Inc (Class A)	40,295
448,868	*	Matador Resources Co	10,679
1,369,067		Mattel, Inc	35,062
78,892		Maxim Integrated Products, Inc	3,547
51,015		McCormick & Co, Inc	4,977
522,848		McDonald’s Corp	67,766
79,001		McKesson Corp	11,713
712		MDC Holdings, Inc	21
68,536		Mead Johnson Nutrition Co	6,105
61,336	*	MEDNAX, Inc	4,255
290,671		Medtronic plc	23,416
788,121		Merck & Co, Inc	50,077
1,264,562	*,e	Merrimack Pharmaceuticals, Inc	3,895
581,549		Metlife, Inc	30,717
9,270	*	Mettler-Toledo International, Inc	4,439
775,745		MGM Growth Properties LLC	20,984
1,259,581		MGM Resorts International	34,513
104,537	*	Michael Kors Holdings Ltd	3,984
200,000	*	Michaels Cos, Inc	4,478
42,818		Microchip Technology, Inc	3,159
160,359	*	Micron Technology, Inc	4,634
3,890,900		Microsoft Corp	256,255
27,703		Mid-America Apartment Communities, Inc	2,818
8,890	*	Middleby Corp	1,213
13,106	*	Mobileye NV	805
66,207	*	Mohawk Industries, Inc	15,194
230,069		Molson Coors Brewing Co (Class B)	22,020
1,351,815		Mondelez International, Inc	58,236
70,000		Monogram Residential Trust, Inc	698
135,886		Monsanto Co	15,382
567,036	*	Monster Beverage Corp	26,180
31,913		Moody’s Corp	3,576
1,001,791		Morgan Stanley	42,917
83,714		Mosaic Co	2,443
63,782		Motorola, Inc	5,499
14,026		MSCI, Inc (Class A)	1,363
52,259		Murphy Oil Corp	1,494
854,902	*	Mylan NV	33,333
42,340		NASDAQ OMX Group, Inc	2,941
110,548		National Oilwell Varco, Inc	4,432
223

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
22,964		National Retail Properties, Inc	$1,002
49,329		Navient Corp	728
140,000	*	Nektar Therapeutics	3,286
157,004		NetApp, Inc	6,571
86,673	*	NetFlix, Inc	12,811
257,789		New York Community Bancorp, Inc	3,601
410,422		Newell Rubbermaid, Inc	19,360
31,456	*	Newfield Exploration Co	1,161
446,573		Newmont Mining Corp	14,719
64,715		News Corp	841
243,181		NextEra Energy, Inc	31,217
53,472		Nielsen NV	2,209
1,059,948		Nike, Inc (Class B)	59,071
51,668		NiSource, Inc	1,229
72,790		Noble Energy, Inc	2,500
73,741	e	Nordstrom, Inc	3,434
187,323		Norfolk Southern Corp	20,975
55,048		Northern Trust Corp	4,766
138,442		Northrop Grumman Corp	32,927
41,164	*	Norwegian Cruise Line Holdings Ltd	2,088
60,574		NRG Energy, Inc	1,133
152,502	*	Nuance Communications, Inc	2,640
65,415		Nucor Corp	3,907
222,774		NVIDIA Corp	24,267
7,445	*	NVR, Inc	15,686
272,932		Occidental Petroleum Corp	17,293
350,000	*,e	Oclaro, Inc	3,437
76,438		OGE Energy Corp	2,674
658,094		Olin Corp	21,632
56,014		Omnicom Group, Inc	4,829
42,446		Oneok, Inc	2,353
998,415		Oracle Corp	44,539
18,514	*	O’Reilly Automotive, Inc	4,996
454,207		Owens Corning, Inc	27,875
55,238		Paccar, Inc	3,712
19,126		Packaging Corp of America	1,752
109,520	*	Palo Alto Networks, Inc	12,341
90,000	*	Parexel International Corp	5,680
9,108		Park Hotels & Resorts, Inc	234
355,797		Parker Hannifin Corp	57,041
958,456	*	Parsley Energy, Inc	31,159
61,018	e	Patterson Cos, Inc	2,760
94,296		Paychex, Inc	5,554
1,217,248	*	PayPal Holdings, Inc	52,366
223,822		People’s United Financial, Inc	4,074
540,517		PepsiCo, Inc	60,462
32,443		Perrigo Co plc	2,154
2,791,792		Pfizer, Inc	95,507
564,348		PG&E Corp	37,450
672,880		Philip Morris International, Inc	75,968
75,099		Phillips 66	5,949
31,808		Phillips-Van Heusen Corp	3,291
400,000		Pilgrim’s Pride Corp	9,002
224

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
591,131		Pinnacle Foods, Inc	$34,209
41,561		Pinnacle West Capital Corp	3,465
101,047		Pioneer Natural Resources Co	18,818
387,000		Plains All American Pipeline LP	12,233
156,442		Plains GP Holdings LP	4,890
155,430		PNC Financial Services Group, Inc	18,689
24,186	e	Polaris Industries, Inc	2,027
144,879		PPG Industries, Inc	15,224
197,030		PPL Corp	7,367
87,474		Praxair, Inc	10,374
14,162	*	Priceline.com, Inc	25,208
46,997		Principal Financial Group	2,966
710,014		Procter & Gamble Co	63,795
390,311		Progressive Corp	15,292
193,079		Prologis, Inc	10,017
82,133		Prudential Financial, Inc	8,762
170,902		Public Service Enterprise Group, Inc	7,579
45,323		Public Storage, Inc	9,922
70,524		Pulte Homes, Inc	1,661
21,677	*	QIAGEN NV	629
18,993	*	Qorvo, Inc	1,302
16,000		QTS Realty Trust, Inc	780
253,462		Qualcomm, Inc	14,534
19,594	*	Quality Care Properties, Inc	370
112,275		Quest Diagnostics, Inc	11,024
43,449	*	Quintiles Transnational Holdings, Inc	3,499
19,609		Ralph Lauren Corp	1,600
24,705	*,e	Ramaco Resources, Inc	239
71,174		Range Resources Corp	2,071
26,921		Raymond James Financial, Inc	2,053
246,635		Raytheon Co	37,612
32,028		Realogy Holdings Corp	954
102,221		Realty Income Corp	6,085
30,274	*	Red Hat, Inc	2,619
71,422		Regency Centers Corp	4,742
16,078	*	Regeneron Pharmaceuticals, Inc	6,230
308,491		Regions Financial Corp	4,482
69,999		Reinsurance Group of America, Inc (Class A)	8,888
125,569		Republic Services, Inc	7,887
47,092		Resmed, Inc	3,389
25,000		Retail Opportunities Investment Corp	526
70,000	*	Retrophin, Inc	1,292
85,000		Rexford Industrial Realty, Inc	1,914
209,035		Reynolds American, Inc	13,173
215,957	*	Rite Aid Corp	918
45,499		Robert Half International, Inc	2,222
23,551		Rockwell Automation, Inc	3,667
39,958		Rockwell Collins, Inc	3,882
91,590		Roper Industries, Inc	18,912
90,259		Ross Stores, Inc	5,945
28,140		Royal Caribbean Cruises Ltd	2,761
735,530	*	RSP Permian, Inc	30,473
45,653		S&P Global, Inc	5,969
225

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
29,304		Sabre Corp	$621
754,367	*	salesforce.com, Inc	62,228
657,600		Samsonite International	2,396
200,000	*	Sanmina Corp	8,120
49,999	*	SBA Communications Corp	6,018
61,304		SCANA Corp	4,006
732,141		Schlumberger Ltd	57,180
39,120		Scripps Networks Interactive (Class A)	3,066
44,615		Seagate Technology, Inc	2,049
41,291		Sealed Air Corp	1,799
15,095	*	Seattle Genetics, Inc	949
54,059		SEI Investments Co	2,727
122,543		Sempra Energy	13,541
48,670	*	Sensata Technologies Holding BV	2,125
146,100	*	ServiceMaster Global Holdings, Inc	6,100
172,384	*	ServiceNow, Inc	15,078
19,082		Sherwin-Williams Co	5,919
27,817		Shire plc (ADR)	4,847
19,295	*	Signature Bank	2,863
27,887		Signet Jewelers Ltd	1,932
45,000	*	Silicon Laboratories, Inc	3,310
113,222		Simon Property Group, Inc	19,478
480,870	e	Sirius XM Holdings, Inc	2,476
29,130		Skyworks Solutions, Inc	2,854
54,800		SL Green Realty Corp	5,843
17,331		Snap-On, Inc	2,923
267,685		Southern Co	13,325
177,797		Southwest Airlines Co	9,558
244,416	*	Southwestern Energy Co	1,997
4,198		Spectrum Brands, Inc	584
128,400		Spirit Aerosystems Holdings, Inc (Class A)	7,437
60,000		Spirit Realty Capital, Inc	608
21,727	*	Splunk, Inc	1,353
300,284	*	Sprint Corp	2,606
41,467		Stanley Works	5,510
419,898		Staples, Inc	3,682
461,134		Starbucks Corp	26,926
103,397		State Street Corp	8,231
190,000		Steel Dynamics, Inc	6,604
43,659	*	Stericycle, Inc	3,619
93,694		Stryker Corp	12,335
14,000		Sun Communities, Inc	1,125
45,000		Sunstone Hotel Investors, Inc	690
584,079		SunTrust Banks, Inc	32,300
586,074		Symantec Corp	17,981
421,246		Synchrony Financial	14,449
70,062	*	Synopsys, Inc	5,054
147,903		Sysco Corp	7,679
45,881		T Rowe Price Group, Inc	3,127
28,023		Targa Resources Investments, Inc	1,679
134,619		Target Corp	7,430
1,245	*,e	Taro Pharmaceutical Industries Ltd	145
48,267		TD Ameritrade Holding Corp	1,876
226

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
184,496		TE Connectivity Ltd	$13,754
31,065		TEGNA, Inc	796
6,827		Teleflex, Inc	1,323
98,892		Terex Corp	3,105
14,000		Terreno Realty Corp	392
38,819	*,e	TESARO, Inc	5,973
22,995	*,e	Tesla Motors, Inc	6,400
24,221		Tesoro Corp	1,963
167,575		Texas Instruments, Inc	13,500
276,469		Textron, Inc	13,157
102,469		Thermo Fisher Scientific, Inc	15,739
69,734		Thomson Corp (Toronto)	3,016
24,252		Tiffany & Co	2,311
551,022		Time Warner, Inc	53,840
179,381		TJX Companies, Inc	14,185
312,091	*	T-Mobile US, Inc	20,158
37,884	*	Toll Brothers, Inc	1,368
53,786		Torchmark Corp	4,144
73,312		Total System Services, Inc	3,919
21,471		Tractor Supply Co	1,481
21,783		TransDigm Group, Inc	4,796
107,280	*,e	Transocean Ltd (NYSE)	1,336
67,895		Travelers Cos, Inc	8,184
56,857	*	Trimble Navigation Ltd	1,820
19,132	*	TripAdvisor, Inc	826
214,019		Twenty-First Century Fox, Inc	6,932
98,984		Twenty-First Century Fox, Inc (Class B)	3,146
134,025	*	Twitter, Inc	2,004
89,076		Tyson Foods, Inc (Class A)	5,497
118,532		UDR, Inc	4,298
26,168		UGI Corp	1,293
30,567	*	Ulta Salon Cosmetics & Fragrance, Inc	8,719
54,974	*	Under Armour, Inc	1,006
54,533	*,e	Under Armour, Inc (Class A)	1,079
930,449		Union Pacific Corp	98,553
64,680	*	United Continental Holdings, Inc	4,569
135,889		United Parcel Service, Inc (Class B)	14,581
226,306	*	United Rentals, Inc	28,300
651,244		United States Steel Corp	22,019
140,046		United Technologies Corp	15,715
43,806	*	United Therapeutics Corp	5,930
475,541		UnitedHealth Group, Inc	77,994
38,005		Universal Health Services, Inc (Class B)	4,730
61,746		UnumProvident Corp	2,895
259,903		US Bancorp	13,385
67,512	*	US Foods Holding Corp	1,889
143,394	*	USG Corp	4,560
15,498	*	Valeant Pharmaceuticals International, Inc	171
76,528		Valero Energy Corp	5,073
11,545		Valspar Corp	1,281
50,000		Vanguard FTSE Developed Markets ETF	1,965
84,272	*	Vantiv, Inc	5,404
10,937	*	Varex Imaging Corp	367
227

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
40,733	*	Varian Medical Systems, Inc	$3,712
146,550		Ventas, Inc	9,532
159,156		VEREIT, Inc	1,351
28,467	*,e	VeriSign, Inc	2,480
52,860	*	Verisk Analytics, Inc	4,289
1,110,424		Verizon Communications, Inc	54,133
587	*	Versum Materials, Inc	18
96,901	*	Vertex Pharmaceuticals, Inc	10,596
83,881		VF Corp	4,611
458,757		Viacom, Inc (Class B)	21,387
597,133		Visa, Inc (Class A)	53,067
75,000	*	Visteon Corp	7,346
142,089	*,e	VMware, Inc (Class A)	13,092
63,997		Vornado Realty Trust	6,420
31,935		Voya Financial, Inc	1,212
25,186		Vulcan Materials Co	3,034
97,670		W.R. Berkley Corp	6,898
16,351		W.W. Grainger, Inc	3,806
8,583	*	WABCO Holdings, Inc	1,008
785,342		Walgreens Boots Alliance, Inc	65,223
616,376		Wal-Mart Stores, Inc	44,428
518,896		Walt Disney Co	58,838
134,453		Waste Management, Inc	9,804
26,308	*	Waters Corp	4,112
613,642	*	Weatherford International Ltd	4,081
108,301		WEC Energy Group, Inc	6,566
3,306,238		Wells Fargo & Co	184,025
75,419		Welltower, Inc	5,341
21,597		Westar Energy, Inc	1,172
44,664		Western Digital Corp	3,686
118,590		Western Union Co	2,413
18,902	e	Westinghouse Air Brake Technologies Corp	1,474
284,208		Westlake Chemical Corp	18,772
73,649		WestRock Co	3,832
205,985		Weyerhaeuser Co	6,999
11,717		Whirlpool Corp	2,007
38,198	*	WhiteWave Foods Co (Class A)	2,145
107,182		Whole Foods Market, Inc	3,185
1,207,416		Williams Cos, Inc	35,727
20,181		Willis Towers Watson plc	2,641
25,507	*	Workday, Inc	2,124
263,199	*	WPX Energy, Inc	3,524
201,338		WR Grace & Co	14,035
119,725		Wyndham Worldwide Corp	10,092
63,324		Wynn Resorts Ltd	7,258
467,882		Xcel Energy, Inc	20,797
582,814		Xerox Corp	4,278
57,166		Xilinx, Inc	3,309
37,796		Xylem, Inc	1,898
142,090	*	Yahoo!, Inc	6,594
832,381	*	Yum China Holdings, Inc	22,641
553,189		Yum! Brands, Inc	35,349
24,556	*	Zayo Group Holdings, Inc	808
228

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

					VALUE
SHARES		COMPANY			(000)
19,028	*,e	Zillow Group, Inc (Class C)			$641
92,097		Zimmer Holdings, Inc			11,246
420,626		Zions Bancorporation			17,666
380,478		Zoetis, Inc			20,306
		TOTAL UNITED STATES			11,177,662

URUGUAY - 0.2%
4,395,596	*	Arcos Dorados Holdings, Inc			35,384
		TOTAL URUGUAY			35,384
		TOTAL COMMON STOCKS			18,570,420
		(Cost $16,479,229)

RIGHTS / WARRANTS - 0.0%
AUSTRALIA - 0.0%
681,005	m	BGP Holdings plc			0
		TOTAL AUSTRALIA			0

GERMANY - 0.0%
878,751	e	Deutsche Bank AG.			2,074
286,976		Deutsche Bank AG.			687
		TOTAL GERMANY			2,761

		TOTAL RIGHTS / WARRANTS			2,761
		(Cost $0)

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE

SHORT-TERM INVESTMENTS - 2.6%
GOVERNMENT AGENCY DEBT - 0.1%
$24,400,000	d	Federal Home Loan Bank (FHLB)	0.700%	04/05/17	24,399
		TOTAL GOVERNMENT AGENCY DEBT			24,399

TREASURY DEBT - 0.8%
29,300,000	d	United States Treasury Bill	0.445	04/13/17	29,294
64,200,000	d	United States Treasury Bill	0.501-0.726	04/27/17	64,169
50,000,000	d	United States Treasury Bill	0.691	07/06/17	49,901
		TOTAL TREASURY DEBT			143,364

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.7%
CERTIFICATE OF DEPOSIT - 0.3%
15,000,000		Bank of Montreal	0.750	04/03/17	15,000
15,000,000		Bank of Nova Scotia	0.820	04/03/17	15,000
15,000,000		Canadian Imperial Bank of Commerce	0.820	04/03/17	15,000
15,000,000		National Australia Bank Ltd	0.790	04/03/17	15,000
		TOTAL CERTIFICATE OF DEPOSIT			60,000

GOVERNMENT AGENCY DEBT - 0.0%
7,000,000		Federal National Mortgage Association (FNMA)	0.010	04/03/17	7,000
		TOTAL GOVERNMENT AGENCY DEBT			7,000

REPURCHASE AGREEMENT - 1.3%
19,000,000	r	Barclays	0.780	04/03/17	19,000
45,000,000	s	Calyon	0.800	04/03/17	45,000
31,000,000	t	Citigroup	0.790	04/03/17	31,000
229

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

				MATURITY	VALUE
SHARES		COMPANY	RATE	DATE	(000)
$7,000,000	u	JP Morgan	0.760%	04/03/17	$7,000
25,000,000	v	Nomura	0.820	04/03/17	25,000
65,000,000	w	Royal Bank of Scotland	0.770	04/06/17	65,000
9,000,000	x	Royal Bank of Scotland	0.780	04/03/17	9,000
35,000,000	y	Societe Generale	0.780	04/07/17	35,000
		TOTAL REPURCHASE AGREEMENT			236,000

VARIABLE RATE SECURITIES - 0.1%
15,022,219	i	SLM Student Loan Trust	1.078	01/25/19	14,958
		TOTAL VARIABLE RATE SECURITIES			14,958

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			317,958

		TOTAL SHORT-TERM INVESTMENTS			485,721
		(Cost $485,790)
		TOTAL INVESTMENTS - 101.5%			19,058,902
		(Cost $16,965,019)
		OTHER ASSETS & LIABILITIES, NET - (1.5)%			(281,365)
		NET ASSETS - 100.0%			$18,777,537

Abbreviation(s):
ADR American Depositary Receipt
ETF Exchange Traded Fund
GDR Global Depositary Receipt
REIT Real Estate Investment Trust

*	Non-income producing
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $300,597,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/17, the aggregate value of theses securities was $184,681,000 or 1.0% of net assets.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.
r	Agreement with Barclays, 0.78% dated 3/31/17 to be repurchased at $19,000,000 on 4/03/17, collateralized by U.S. Government Agency Securities valued at $19,380,000.
s	Agreement with Calyon, 0.80% dated 3/31/17 to be repurchased at $45,000,000 on 4/03/17, collateralized by U.S. Government Agency Securities valued at $45,900,000.
t	Agreement with Citigroup 0.79% dated 3/31/17 to be repurchased at $31,000,000 on 4/03/17, collateralized by U.S. Government Agency Securities valued at $31,620,000.

230

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

u	Agreement with JP Morgan 0.76% dated 3/31/17 to be repurchased at $7,000,000 on 4/03/17, collateralized by U.S. Government Agency Securities valued at $7,143,000.
v	Agreement with Nomura 0.82% dated 3/31/17 to be repurchased at $25,000,000 on 4/03/17, collateralized by U.S. Government Agency Securities valued at $25,500,000.
w	Agreement with Royal Bank of Scotland 0.77% dated 3/30/17 to be repurchased at $65,000,000 on 4/06/17, collateralized by U.S. Government Agency Securities valued at $66,300,000.
x	Agreement with Royal Bank of Scotland 0.78% dated 3/31/17 to be repurchased at $9,000,000 on 4/03/17, collateralized by U.S. Government Agency Securities valued at $9,181,000.
y	Agreement with Societe Generale 0.78% dated 3/31/17 to be repurchased at $35,000,000 on 4/07/17, collateralized by U.S. Government Agency Securities valued at $35,700,000.

Cost amounts are in thousands.

231

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND

GLOBAL EQUITIES ACCOUNT

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

March 31, 2017

	VALUE	% OF
SECTOR	(000)	ASSETS
FINANCIALS	$3,311,737	17.4%
INFORMATION TECHNOLOGY	2,958,713	15.8
CONSUMER DISCRETIONARY	2,647,418	14.1
HEALTH CARE	2,138,459	11.4
INDUSTRIALS	2,093,559	11.2
CONSUMER STAPLES	1,562,942	8.3
ENERGY	1,326,677	7.1
MATERIALS	1,174,742	6.3
REAL ESTATE	461,238	2.5
TELECOMMUNICATION SERVICES	449,138	2.4
UTILITIES	448,558	2.4
SHORT-TERM INVESTMENTS	485,721	2.6
OTHER ASSETS & LIABILITES, NET	(281,365)	(1.5)
NET ASSETS	$18,777,537	100.0%
232

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND

GROWTH ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2017

SHARES		COMPANY	VALUE (000)
COMMON STOCKS - 99.1%

AUTOMOBILES & COMPONENTS - 1.2%
53,933	*	Adient plc	$3,919
4,131		BorgWarner, Inc	173
855,589		Delphi Automotive plc	68,866
517,108		Gentex Corp	11,030
871,800		Goodyear Tire & Rubber Co	31,385
36,653		Harley-Davidson, Inc	2,217
359,784		Lear Corp	50,938
280,994	*,e	Tesla Motors, Inc	78,201
9,222		Thor Industries, Inc	887
228,432	*	Visteon Corp	22,375
		TOTAL AUTOMOBILES & COMPONENTS	269,991

BANKS - 1.2%
4,254,090		Bank of America Corp	100,354
772,856		Citizens Financial Group, Inc	26,702
777		First Hawaiian, Inc	23
123,101		First Republic Bank	11,548
683,040		JPMorgan Chase & Co	59,998
6,526	*	Signature Bank	968
7,547	*	SVB Financial Group	1,405
965,100		Wells Fargo & Co	53,718
10,180	*	Western Alliance Bancorp	500
		TOTAL BANKS	255,216

CAPITAL GOODS - 6.2%
744,375		3M Co	142,421
128,204		A.O. Smith Corp	6,559
8,424		Acuity Brands, Inc	1,719
52,111		Air Lease Corp	2,019
18,297		Allegion plc	1,385
377,900		Allison Transmission Holdings, Inc	13,627
102,164		Ametek, Inc	5,525
19,838		BE Aerospace, Inc	1,272
852,963		Boeing Co	150,855
120,902		BWX Technologies, Inc	5,755
79,661		Carlisle Cos, Inc	8,477
649,228		CNH Industrial NV (NYSE)	6,259
42,376		Deere & Co	4,613
22,515		Donaldson Co, Inc	1,025
225,533		Emerson Electric Co	13,500
23,248		Equifax, Inc	3,179
57,661		Fastenal Co	2,970
15,284		Flowserve Corp	740
17,099		Fortive Corp	1,030
233

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
391,697		Fortune Brands Home & Security, Inc	$23,835
234,689		General Dynamics Corp	43,934
463,428		General Electric Co	13,810
10,641		Graco, Inc	1,002
274,519	*	HD Supply Holdings, Inc	11,290
3,525		HEICO Corp	307
7,532		HEICO Corp (Class A)	565
1,311	*	Herc Holdings, Inc	64
18,650		Hexcel Corp	1,017
1,399,927		Honeywell International, Inc	174,809
69,221		Hubbell, Inc	8,310
190,903		Huntington Ingalls	38,226
13,764		IDEX Corp	1,287
57,947		Illinois Tool Works, Inc	7,676
569,112		Ingersoll-Rand plc	46,280
39,625		Johnson Controls International plc	1,669
7,382		Lennox International, Inc	1,235
7,306		Lincoln Electric Holdings, Inc	635
212,272		Lockheed Martin Corp	56,804
840,012		Masco Corp	28,552
11,122	*	Middleby Corp	1,518
62,954		MSC Industrial Direct Co (Class A)	6,469
11,231		Nordson Corp	1,380
442,232		Northrop Grumman Corp	105,181
351,100		Owens Corning, Inc	21,547
7,996		Paccar, Inc	537
442,544		Parker Hannifin Corp	70,949
399,594	*	Quanta Services, Inc	14,829
104,329		Raytheon Co	15,910
425,539		Rockwell Automation, Inc	66,261
25,816		Rockwell Collins, Inc	2,508
535,518		Roper Industries, Inc	110,579
8,384		Snap-On, Inc	1,414
486,187		Spirit Aerosystems Holdings, Inc (Class A)	28,160
3,420		Stanley Works	454
688,062		Textron, Inc	32,745
21,589		Toro Co	1,348
73,903		TransDigm Group, Inc	16,270
288,024	*	United Rentals, Inc	36,017
3,275		Valmont Industries, Inc	509
14,710		W.W. Grainger, Inc	3,424
10,001	*	WABCO Holdings, Inc	1,174
5,047		Watsco, Inc	723
9,229	*	Welbilt, Inc	181
16,720	e	Westinghouse Air Brake Technologies Corp	1,304
19,447		Xylem, Inc	977
		TOTAL CAPITAL GOODS	1,376,605

COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
17,438		Cintas Corp	2,207
1,344	*	Clean Harbors, Inc	75
172,961	*	Copart, Inc	10,711
24,144		Covanta Holding Corp	379
234

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
2,520		Dun & Bradstreet Corp	$272
1,453,295	*	IHS Markit Ltd	60,966
28,093		KAR Auction Services, Inc	1,227
122,229		LSC Communications, Inc	3,075
232,000		Manpower, Inc	23,796
1,916,548		Nielsen NV	79,173
32,234		Pitney Bowes, Inc	423
26,103		Robert Half International, Inc	1,275
18,948		Rollins, Inc	703
6,478		RR Donnelley & Sons Co	78
710,755	*	Stericycle, Inc	58,914
10,928	*	TransUnion	419
257,487	*	Verisk Analytics, Inc	20,892
116,973		Waste Management, Inc	8,530
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	273,115

CONSUMER DURABLES & APPAREL - 2.0%
13,606		Brunswick Corp	833
424		CalAtlantic Group, Inc	16
10,268		Carter’s, Inc	922
11,852		Coach, Inc	490
849,915		DR Horton, Inc	28,311
76,434	e	Hanesbrands, Inc	1,587
152,965		Hasbro, Inc	15,269
24,172	*	Kate Spade & Co	561
53,602		Leggett & Platt, Inc	2,697
1,565		Lennar Corp (B Shares)	65
19,064		Lennar Corp (Class A)	976
73,644	*	Lululemon Athletica, Inc	3,820
68,340		Mattel, Inc	1,750
668,303	*	Michael Kors Holdings Ltd	25,469
222,500	*	Mohawk Industries, Inc	51,061
93,188		Newell Rubbermaid, Inc	4,396
2,499,085		Nike, Inc (Class B)	139,274
27,506	*	NVR, Inc	57,952
11,709	e	Polaris Industries, Inc	981
7,490		Pool Corp	894
1,229,631		Pulte Homes, Inc	28,958
61		Ralph Lauren Corp	5
25,814	*	Skechers U.S.A., Inc (Class A)	709
940,800		Sony Corp	31,751
689,418	*,e	Tempur-Pedic International, Inc	32,030
13,672	*	Toll Brothers, Inc	494
340,614	*,e	TomTom NV	3,315
9,118		Tupperware Corp	572
33,491	*	Under Armour, Inc	613
34,649	*,e	Under Armour, Inc (Class A)	685
67,191		VF Corp	3,693
2,672	*	Vista Outdoor, Inc	55
62,447		Whirlpool Corp	10,699
		TOTAL CONSUMER DURABLES & APPAREL	450,903
235

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
CONSUMER SERVICES - 3.5%
1,335,615		ARAMARK Holdings Corp	$49,244
471,627	e	Brinker International, Inc	20,733
143,572	*	Chipotle Mexican Grill, Inc (Class A)	63,964
4,317		Choice Hotels International, Inc	270
41,207		Darden Restaurants, Inc	3,448
9,760		Domino’s Pizza, Inc	1,799
18,811		Dunkin Brands Group, Inc	1,029
3,316		Extended Stay America, Inc	53
281,000	*	Hilton Grand Vacations, Inc	8,053
30,355		Hilton Worldwide Holdings, Inc	1,775
104,334	*	Hyatt Hotels Corp	5,632
1,100,000		ILG, Inc	23,056
547,018		Las Vegas Sands Corp	31,218
1,031,924		Marriott International, Inc (Class A)	97,187
473,785		McDonald’s Corp	61,407
4,664,237	g	Merlin Entertainments plc	28,037
1,378,936		MGM Resorts International	37,783
665,511	*	Norwegian Cruise Line Holdings Ltd	33,761
4,386	*	Panera Bread Co (Class A)	1,149
36,216		Service Corp International	1,118
428,634	*	ServiceMaster Global Holdings, Inc	17,896
14,449		Six Flags Entertainment Corp	860
3,951,350		Starbucks Corp	230,719
7,750		Vail Resorts, Inc	1,487
117,567		Wendy’s	1,600
56,845		Wyndham Worldwide Corp	4,791
14,247		Wynn Resorts Ltd	1,633
957,309	*	Yum China Holdings, Inc	26,039
257,018		Yum! Brands, Inc	16,423
		TOTAL CONSUMER SERVICES	772,164

DIVERSIFIED FINANCIALS - 2.8%
9,477		Affiliated Managers Group, Inc	1,554
661,881		Ameriprise Financial, Inc	85,833
6,195		Artisan Partners Asset Management, Inc	171
15,592		CBOE Holdings, Inc	1,264
1,890,536		Charles Schwab Corp	77,153
513,124		CME Group, Inc	60,959
78,700	*,e	Credit Acceptance Corp	15,694
405,407		Discover Financial Services	27,726
917	*	Donnelley Financial Solutions, Inc	18
410,900	*	E*TRADE Financial Corp	14,336
20,928		Eaton Vance Corp	941
7,974		Factset Research Systems, Inc	1,315
18,158		Federated Investors, Inc (Class B)	478
48,000		Goldman Sachs Group, Inc	11,027
246		Interactive Brokers Group, Inc (Class A)	8
56,486		IntercontinentalExchange Group, Inc	3,382
13,177		Invesco Ltd	404
909,500	e	iShares Russell 1000 Growth Index Fund	103,501
236

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
2,343		Lazard Ltd (Class A)	$108
113,720		LPL Financial Holdings, Inc	4,529
39,205		MarketAxess Holdings, Inc	7,350
29,962		Moody’s Corp	3,357
2,875		Morningstar, Inc	226
129,369		MSCI, Inc (Class A)	12,573
657,023		S&P Global, Inc	85,899
24,797		SEI Investments Co	1,251
2,315,500		Synchrony Financial	79,422
36,759		T Rowe Price Group, Inc	2,505
546,739		TD Ameritrade Holding Corp	21,246
		TOTAL DIVERSIFIED FINANCIALS	624,230

ENERGY - 1.5%
51,621		Apache Corp	2,653
61,700		Cabot Oil & Gas Corp	1,475
3,277	*,e	Chesapeake Energy Corp	20
3,317		Cimarex Energy Co	396
678,773	*	Concho Resources, Inc	87,114
191,883	*	Continental Resources, Inc	8,715
8,572		Devon Energy Corp	358
4,087	*	Diamondback Energy, Inc	424
1,746,706		EOG Resources, Inc	170,391
1,219	*,e	Extraction Oil & Gas, Inc	23
9,272	*	Newfield Exploration Co	342
42,342		Oneok, Inc	2,347
1,174,225	*	Parsley Energy, Inc	38,174
117,200		Pioneer Natural Resources Co	21,826
90,026	*	Southwestern Energy Co	736
24,746		Williams Cos, Inc	732
		TOTAL ENERGY	335,726

FOOD & STAPLES RETAILING - 1.0%
8,000	e	Casey’s General Stores, Inc	898
1,140,745		CVS Health Corp	89,548
1,654,188		Kroger Co	48,782
190,246	*	Rite Aid Corp	809
26,961	*	Sprouts Farmers Market, Inc	623
838,534		Sysco Corp	43,537
7,692	*	US Foods Holding Corp	215
486,520		Walgreens Boots Alliance, Inc	40,406
113,797		Whole Foods Market, Inc	3,382
		TOTAL FOOD & STAPLES RETAILING	228,200

FOOD, BEVERAGE & TOBACCO - 4.6%
792,471		Altria Group, Inc	56,598
500,000		Associated British Foods plc	16,333
3,437,100	*	Becle SAB de C.V.	6,071
11,173	*	Blue Buffalo Pet Products, Inc	257
13,415		Brown-Forman Corp	631
34,798		Brown-Forman Corp (Class B)	1,607
268,073		Campbell Soup Co	15,344
237

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
1,154,005		Coca-Cola Co	$48,976
398,028		ConAgra Foods, Inc	16,056
32,761		Constellation Brands, Inc (Class A)	5,310
1,449,709		Costco Wholesale Corp	243,102
319,850		Davide Campari-Milano S.p.A.	3,710
329,630		Dr Pepper Snapple Group, Inc	32,277
31,150		Flowers Foods, Inc	605
133,139		General Mills, Inc	7,857
14,877	*	Hain Celestial Group, Inc	553
27,747		Hershey Co	3,031
47,122		Hormel Foods Corp	1,632
315,533		Ingredion, Inc	38,000
185,432		Kellogg Co	13,464
389,480		Kraft Heinz Co	35,369
272,695		Lamb Weston Holdings, Inc	11,470
22,890		McCormick & Co, Inc	2,233
13,813		Mead Johnson Nutrition Co	1,230
325,000		Molson Coors Brewing Co (Class B)	31,106
3,444,875	*	Monster Beverage Corp	159,050
625,961		PepsiCo, Inc	70,020
318,694		Philip Morris International, Inc	35,981
28,309		Pilgrim’s Pride Corp	637
574,197		Pinnacle Foods, Inc	33,229
6,685	*	Post Holdings, Inc	585
729,408		Reynolds American, Inc	45,967
522,333		Suntory Beverage & Food Ltd	22,066
3,211	*,e	TreeHouse Foods, Inc	272
628,209		Tyson Foods, Inc (Class A)	38,767
320,086		Unilever plc (ADR)	15,793
33,929	*	WhiteWave Foods Co (Class A)	1,905
		TOTAL FOOD, BEVERAGE & TOBACCO	1,017,094

HEALTH CARE EQUIPMENT & SERVICES - 5.4%
311,823		Abbott Laboratories	13,848
46,116	*	Abiomed, Inc	5,774
3,207	*,e	Acadia Healthcare Co, Inc	140
340,993		Aetna Inc	43,494
1,321	*	Alere, Inc	53
82,082	*	Align Technology, Inc	9,416
229,790		AmerisourceBergen Corp	20,336
204,876		Anthem, Inc	33,882
7,293	*,e	athenahealth, Inc	822
75,547		Bard (C.R.), Inc	18,776
537,906		Baxter International, Inc	27,896
57,146		Becton Dickinson & Co	10,483
267,206	*	Boston Scientific Corp	6,645
83,511		Cardinal Health, Inc	6,810
526,827	*	Centene Corp	37,542
1,357,936	*	Cerner Corp	79,915
382,244		Cigna Corp	55,995
7,006		Cooper Cos, Inc	1,400
31,267	*	Danaher Corp	2,674
238

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
12,286	*	DaVita, Inc	$835
15,758	*	DexCom, Inc	1,335
328,139	*	Edwards Lifesciences Corp	30,868
220,697	*	Envision Healthcare Corp	13,533
1,062,329	*	Express Scripts Holding Co	70,018
406,507	*	HCA Holdings, Inc	36,175
362,800		Healthsouth Corp	15,531
15,988	*	Henry Schein, Inc	2,718
11,915		Hill-Rom Holdings, Inc	841
734,396	*	Hologic, Inc	31,249
110,419		Humana, Inc	22,762
93,562	*	Idexx Laboratories, Inc	14,466
7,396	*,e	Inovalon Holdings, Inc	93
196,308	*	Intuitive Surgical, Inc	150,464
160,196	*	Laboratory Corp of America Holdings	22,983
177,373		McKesson Corp	26,297
11,998	*	MEDNAX, Inc	832
16,108	e	Patterson Cos, Inc	729
770,069	*	Premier, Inc	24,511
90,811		Resmed, Inc	6,536
66,592		Stryker Corp	8,767
1,647		Teleflex, Inc	319
13,199	*,e	Tenet Healthcare Corp	234
1,752,082		UnitedHealth Group, Inc	287,359
223,343		Universal Health Services, Inc (Class B)	27,795
6,441	*	Varex Imaging Corp	216
18,786	*	Varian Medical Systems, Inc	1,712
15,258	*	VCA Antech, Inc	1,396
197,381	*	Veeva Systems, Inc	10,122
144,192	*	WellCare Health Plans, Inc	20,217
13,657		West Pharmaceutical Services, Inc	1,115
19,886		Zimmer Holdings, Inc	2,428
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,210,357

HOUSEHOLD & PERSONAL PRODUCTS - 1.1%
50,907		Church & Dwight Co, Inc	2,539
21,592		Clorox Co	2,911
30,122		Colgate-Palmolive Co	2,205
6,674		Coty, Inc	121
233,456		Energizer Holdings, Inc	13,015
2,014,254		Estee Lauder Cos (Class A)	170,788
14,626	*,e	Herbalife Ltd	850
212,432		Kimberly-Clark Corp	27,962
2,334		Nu Skin Enterprises, Inc (Class A)	130
203,522		Spectrum Brands, Inc	28,292
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	248,813

INSURANCE - 0.4%
1,768	e	Amtrust Financial Services, Inc	33
80,709		Aon plc	9,579
23,627		Arthur J. Gallagher & Co	1,336
697		Brown & Brown, Inc	29
239

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
215,919		Chubb Ltd	$29,419
3,264		Erie Indemnity Co (Class A)	400
10,767		Lincoln National Corp	705
355,610		Marsh & McLennan Cos, Inc	26,276
300,541		Progressive Corp	11,775
17,232		XL Group Ltd	687
		TOTAL INSURANCE	80,239

MATERIALS - 3.1%
3,471	*	AdvanSix, Inc	95
151,729		Air Products & Chemicals, Inc	20,527
2,881,900	*	AK Steel Holding Corp	20,721
289,700		Albemarle Corp	30,604
2,835		Aptargroup, Inc	218
166,701		Avery Dennison Corp	13,436
33,912	*	Axalta Coating Systems Ltd	1,092
34,566		Ball Corp	2,567
2,269		Bemis Co, Inc	111
1,736,956	*	Berry Plastics Group, Inc	84,364
129,618		Celanese Corp (Series A)	11,646
409,960	*	Crown Holdings, Inc	21,707
318,800		Dow Chemical Co	20,257
63,780		Eagle Materials, Inc	6,196
51,314		Ecolab, Inc	6,432
341,294		EI du Pont de Nemours & Co	27,416
21,098		FMC Corp	1,468
517,631	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	6,916
1,715,463		Graphic Packaging Holding Co	22,078
16,135		International Flavors & Fragrances, Inc	2,138
325,400		International Paper Co	16,524
439,601		LyondellBasell Industries AF S.C.A	40,087
12,064		Martin Marietta Materials, Inc	2,633
1,039,431		Monsanto Co	117,663
7,431		NewMarket Corp	3,368
997,800		Olin Corp	32,798
312,564	*	Owens-Illinois, Inc	6,370
49,466		Packaging Corp of America	4,532
492,496		PPG Industries, Inc	51,752
49,649		Praxair, Inc	5,888
427		Royal Gold, Inc	30
26,783		RPM International, Inc	1,474
8,153		Scotts Miracle-Gro Co (Class A)	761
40,358		Sealed Air Corp	1,759
265,790		Sherwin-Williams Co	82,445
7,111		Silgan Holdings, Inc	422
6,908		Southern Copper Corp (NY)	248
6,194		Steel Dynamics, Inc	215
15,076		Valspar Corp	1,673
1,059	e	Valvoline, Inc	26
125,446		Vulcan Materials Co	15,114
69,578		WR Grace & Co	4,850
		TOTAL MATERIALS	690,621
240

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
MEDIA - 5.5%
417,585	*	AMC Networks, Inc	$24,504
848		Cable One, Inc	530
2,007,383		CBS Corp (Class B)	139,232
59,135	*	Charter Communications, Inc	19,356
21,323		Cinemark Holdings, Inc	945
5,821		Clear Channel Outdoor Holdings, Inc (Class A)	35
10,958,668		Comcast Corp (Class A)	411,936
548,378	*	Discovery Communications, Inc (Class A)	15,952
40,708	*	Discovery Communications, Inc (Class C)	1,152
602,080	*	DISH Network Corp (Class A)	38,226
1,411,351		Interpublic Group of Cos, Inc	34,677
5,892	*,e	Lions Gate Entertainment Corp (Class A)	157
111,660	*	Lions Gate Entertainment Corp (Class B)	2,722
224,170	*	Live Nation, Inc	6,808
534	*	Madison Square Garden Co	107
82,772		Omnicom Group, Inc	7,136
63,476	e	Regal Entertainment Group (Class A)	1,433
325,247		Scripps Networks Interactive (Class A)	25,490
346,510	e	Sirius XM Holdings, Inc	1,785
1,456,540		Time Warner, Inc	142,319
93		Tribune Co	3
228,008		Twenty-First Century Fox, Inc	7,385
76,348		Twenty-First Century Fox, Inc (Class B)	2,426
2,009		Viacom, Inc	98
974,102		Viacom, Inc (Class B)	45,413
2,662,784		Walt Disney Co	301,933
		TOTAL MEDIA	1,231,760

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.1%
1,070,755		AbbVie, Inc	69,770
18,931	*,e	Acadia Pharmaceuticals, Inc	651
251,831		Agilent Technologies, Inc	13,314
6,072	*,e	Agios Pharmaceuticals, Inc	355
16,072	*	Akorn, Inc	387
611,588	*	Alexion Pharmaceuticals, Inc	74,149
30,191	*	Alkermes plc	1,766
999,310		Allergan plc	238,755
11,673	*	Alnylam Pharmaceuticals, Inc	598
777,385		Amgen, Inc	127,545
222	*,e	AquaBounty Technologies, Inc	2
100,000		Bayer AG.	11,521
514,824	*	Biogen Idec, Inc	140,763
452,325	*	BioMarin Pharmaceutical, Inc	39,705
7,136		Bio-Techne Corp	725
123,392	*	Bioverativ, Inc	6,720
1,828,295		Bristol-Myers Squibb Co	99,423
20,460		Bruker BioSciences Corp	477
1,851,351	*	Celgene Corp	230,364
109,247	*	Charles River Laboratories International, Inc	9,827
241

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
1,574,634		Eli Lilly & Co	$132,442
986,159		Gilead Sciences, Inc	66,980
78,722	*	H Lundbeck AS	3,654
408,637	*	Illumina, Inc	69,730
47,936	*	Incyte Corp	6,408
2,851	*,e	Intercept Pharmaceuticals, Inc	322
10,108	*,e	Intrexon Corp	200
29,375	*,e	Ionis Pharmaceuticals, Inc	1,181
231,723		Ipsen	23,168
229,736	*	Jazz Pharmaceuticals plc	33,342
522,070		Johnson & Johnson	65,024
9,196	*,e	Juno Therapeutics, Inc	204
73,079		Lonza Group AG.	13,813
5,180	*	Mettler-Toledo International, Inc	2,481
522,198	*	Mylan NV	20,361
16,586	*	Neurocrine Biosciences, Inc	718
57,850	*,e	Opko Health, Inc	463
23,914	*	Patheon NV	630
4,119	*	PerkinElmer, Inc	239
453,848		Pfizer, Inc	15,526
267,030	*	Quintiles Transnational Holdings, Inc	21,504
15,416	*	Regeneron Pharmaceuticals, Inc	5,974
18,688	*	Seattle Genetics, Inc	1,175
41,940		Thermo Fisher Scientific, Inc	6,442
6,331	*	United Therapeutics Corp	857
285,119	*	Vertex Pharmaceuticals, Inc	31,178
1,232	*	VWR Corp	35
100,562	*	Waters Corp	15,719
3,537,246		Zoetis, Inc	188,783
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,795,370

REAL ESTATE - 0.8%
1,836		Alexandria Real Estate Equities, Inc	203
265,028		American Tower Corp	32,211
78,691		Boston Properties, Inc	10,419
2,670		Care Capital Properties, Inc	72
852,752	*	CBRE Group, Inc	29,667
36,587		Colony NorthStar, Inc	472
78,929		Crown Castle International Corp	7,455
25,006		CubeSmart	649
12,467		CyrusOne, Inc	642
22,677		Digital Realty Trust, Inc	2,413
14,176		Empire State Realty Trust, Inc	293
14,889		Equinix, Inc	5,961
123,813		Equity Lifestyle Properties, Inc	9,541
5,382		Essex Property Trust, Inc	1,246
24,759		Extra Space Storage, Inc	1,842
14,289		Federal Realty Investment Trust	1,908
37,487		Gaming and Leisure Properties, Inc	1,253
18,117		Healthcare Trust of America, Inc	570
2,368	*	Invitation Homes, Inc	52
52,426		Iron Mountain, Inc	1,870
15,533		Lamar Advertising Co	1,161
242

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
5,956		Life Storage, Inc	$489
870,000		MGM Growth Properties LLC	23,533
13,328		Omega Healthcare Investors, Inc	440
15,268		Outfront Media, Inc	405
17,473		Park Hotels & Resorts, Inc	448
52,067		Public Storage, Inc	11,398
4,916		Regency Centers Corp	326
15,701	*	SBA Communications Corp	1,890
1,570		Senior Housing Properties Trust	32
112,034		Simon Property Group, Inc	19,273
139,100		Spirit Realty Capital, Inc	1,409
72,573		Tanger Factory Outlet Centers, Inc	2,378
5,389		Taubman Centers, Inc	356
21,044		Ventas, Inc	1,369
		TOTAL REAL ESTATE	173,646

RETAILING - 9.9%
164,531		Advance Auto Parts, Inc	24,393
916,720	*	Amazon.com, Inc	812,709
585,000	*	ASOS plc	44,240
4,377	*	Autonation, Inc	185
49,814	*	AutoZone, Inc	36,018
1,957		Bed Bath & Beyond, Inc	77
406,100		Best Buy Co, Inc	19,960
82,307	*	Burlington Stores, Inc	8,008
324	*	Cabela’s, Inc	17
1,167,415	*	Carmax, Inc	69,134
765,152	*	Ctrip.com International Ltd (ADR)	37,607
13,411		Dick’s Sporting Goods, Inc	653
375,829		Dollar General Corp	26,207
45,028	*	Dollar Tree, Inc	3,533
931,672		Expedia, Inc	117,549
76,932		Fast Retailing Co Ltd	24,209
431,263		Foot Locker, Inc	32,263
494,300		GameStop Corp (Class A)	11,146
53,578		Gap, Inc	1,301
27,502		Genuine Parts Co	2,541
4,067,133	*,e	Groupon, Inc	15,984
2,401,884		Home Depot, Inc	352,669
7,344		L Brands, Inc	346
2,639	*	Liberty Expedia Holdings, Inc	120
1,746,599	*	Liberty Interactive Corp	34,967
3,950	*	Liberty Ventures	176
396,076	*	LKQ Corp	11,593
1,041,990		Lowe’s Companies, Inc	85,662
11,807	*	Michaels Cos, Inc	264
254,150	*	Murphy USA, Inc	18,660
839,605	*	NetFlix, Inc	124,102
23,397	e	Nordstrom, Inc	1,090
115,229	*	O’Reilly Automotive, Inc	31,093
66,470	*	Priceline.com, Inc	118,314
311,165		Ross Stores, Inc	20,496
243

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
26,890	*	Sally Beauty Holdings, Inc	$550
12,052		Signet Jewelers Ltd	835
14,091		Target Corp	778
315,000		Tiffany & Co	30,020
620,247		TJX Companies, Inc	49,049
27,379		Tractor Supply Co	1,888
24,260	*	TripAdvisor, Inc	1,047
11,642	*	Ulta Salon Cosmetics & Fragrance, Inc	3,321
831,370	*	Urban Outfitters, Inc	19,753
17,727	e	Williams-Sonoma, Inc	951
		TOTAL RETAILING	2,195,478

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.6%
1,846,360	*	Advanced Micro Devices, Inc	26,865
5,132		Analog Devices, Inc	421
2,749,271		Applied Materials, Inc	106,947
1,388,752		Broadcom Ltd	304,081
5,687	*	Cree, Inc	152
484,565		Intel Corp	17,478
352,375		Kla-Tencor Corp	33,500
765,227		Lam Research Corp	98,225
312,184		Maxim Integrated Products, Inc	14,036
225,509		Microchip Technology, Inc	16,638
1,065,822	*	Micron Technology, Inc	30,802
785,885		NVIDIA Corp	85,606
6,274	*	ON Semiconductor Corp	97
2,180	*	Qorvo, Inc	149
303,190		Qualcomm, Inc	17,385
132,683		Skyworks Solutions, Inc	13,000
400,937		Texas Instruments, Inc	32,299
16,395	*	Versum Materials, Inc	502
15,524		Xilinx, Inc	899
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	799,082

SOFTWARE & SERVICES - 27.5%
692,700		Accenture plc	83,041
1,637,705		Activision Blizzard, Inc	81,656
2,545,770	*	Adobe Systems, Inc	331,281
58,809	*	Akamai Technologies, Inc	3,511
15,441		Alliance Data Systems Corp	3,845
445,312	*	Alphabet, Inc (Class A)	377,536
899,278	*	Alphabet, Inc (Class C)	746,005
356,691		Amdocs Ltd	21,754
4,279	*	Ansys, Inc	457
4,769	*	Atlassian Corp plc	143
519,171	*	Autodesk, Inc	44,893
991,780		Automatic Data Processing, Inc	101,548
155,000	*	Baidu, Inc (ADR)	26,741
6,185	*,e	Black Knight Financial Services, Inc	237
323,955		Booz Allen Hamilton Holding Co	11,465
23,021		Broadridge Financial Solutions, Inc	1,564
57,552	*	Cadence Design Systems, Inc	1,807
244

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
189,048		CDK Global, Inc	$12,290
239,800	*	Check Point Software Technologies	24,618
500,000	*	Cimpress NV	43,095
386,817	*	Citrix Systems, Inc	32,257
412,338	*	Cognizant Technology Solutions Corp (Class A)	24,542
1,608	*	CommerceHub, Inc	25
804	*	CommerceHub, Inc (Series A)	12
6,443	*	CoStar Group, Inc	1,335
450,311		CSRA, Inc	13,190
181,324	*	Dell Technologies, Inc-VMware Inc	11,619
6,503		DST Systems, Inc	797
2,066,036	*	eBay, Inc	69,357
335,685	*	Electronic Arts, Inc	30,050
9,913	*	Euronet Worldwide, Inc	848
5,299,986	*	Facebook, Inc	752,863
220,041		Fidelity National Information Services, Inc	17,520
2,432	*,e	FireEye, Inc	31
501,371	*	First American Corp	20,416
622,049	*	First Data Corp	9,642
172,845	*	Fiserv, Inc	19,931
298,504	*	FleetCor Technologies, Inc	45,202
177,012	*	Fortinet, Inc	6,788
102,639	*	Gartner, Inc	11,084
451,839		Genpact Ltd	11,187
264,600		Global Payments, Inc	21,348
9,308	*	GoDaddy, Inc	353
1,000,000	*	GrubHub, Inc	32,890
15,138	*	Guidewire Software, Inc	853
1,401,917	*	IAC/InterActiveCorp	103,349
557,865		International Business Machines Corp	97,147
2,981,792		Intuit, Inc	345,858
15,040		Jack Henry & Associates, Inc	1,400
383,143		Leidos Holdings, Inc	19,594
61,202		LogMeIn, Inc	5,967
13,563	*	Manhattan Associates, Inc	706
2,086,455		MasterCard, Inc (Class A)	234,664
3,373	*,e	Match Group, Inc	55
14,759,442		Microsoft Corp	972,057
94,500		Netease.com (ADR)	26,838
34,115	*	Nuance Communications, Inc	590
2,855	*	Nutanix, Inc	54
2,244,025		Oracle Corp	100,106
37,589	*,e	Pandora Media, Inc	444
63,361		Paychex, Inc	3,732
4,442,103	*	PayPal Holdings, Inc	191,099
11,392	*	PTC, Inc	599
530,765	*	Red Hat, Inc	45,911
45,538		Sabre Corp	965
2,972,899	*	salesforce.com, Inc	245,235
776,346	*,g	Scout24 AG.	25,920
451,352	*	ServiceNow, Inc	39,480
26,943	*	Splunk, Inc	1,678
245

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
113,233	*	Square, Inc	$1,957
115,950		SS&C Technologies Holdings, Inc	4,105
16,689		Symantec Corp	512
72,377	*	Synopsys, Inc	5,220
10,848	*	Tableau Software, Inc	537
2,898,201		Tencent Holdings Ltd	83,496
447,827	*	Teradata Corp	13,936
33,396		Total System Services, Inc	1,785
2,705	*,e	Twilio, Inc	78
112,200	*	Twitter, Inc	1,677
6,771	*	Tyler Technologies, Inc	1,046
5,849	*,e	Ultimate Software Group, Inc	1,142
30,640	*	Vantiv, Inc	1,965
18,517	*,e	VeriSign, Inc	1,613
5,183,981		Visa, Inc (Class A)	460,700
288,557	*,e	VMware, Inc (Class A)	26,588
97,369		Western Union Co	1,981
7,787	*	WEX, Inc	806
23,887	*	Workday, Inc	1,989
81,911	*	Yelp, Inc	2,683
6,710	*	Zillow Group, Inc	227
14,079	*,e	Zillow Group, Inc (Class C)	474
		TOTAL SOFTWARE & SERVICES	6,129,592

TECHNOLOGY HARDWARE & EQUIPMENT - 5.9%
59,229		Amphenol Corp (Class A)	4,215
7,666,508	d	Apple, Inc	1,101,370
7,554	*	Arista Networks, Inc	999
380,976	*	ARRIS International plc	10,077
157,224		CDW Corp	9,073
1,698,895	*	Ciena Corp	40,111
16,357		Cognex Corp	1,373
637,636	*	CommScope Holding Co, Inc	26,596
102,906	*	F5 Networks, Inc	14,671
292,300	*	Finisar Corp	7,992
9,815	*,e	Fitbit, Inc	58
6,284	*	IPG Photonics Corp	759
349,535	*	Lumentum Holdings, Inc	18,648
105,229		Motorola, Inc	9,073
17,313		National Instruments Corp	564
459,073	*	NCR Corp	20,970
262,295	*	Palo Alto Networks, Inc	29,555
40,236	*	Trimble Navigation Ltd	1,288
23,638	*	VeriFone Systems, Inc	443
285,000		Western Digital Corp	23,521
8,032	*	Zebra Technologies Corp (Class A)	733
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,322,089

TELECOMMUNICATION SERVICES - 0.8%
680,100		AT&T, Inc	28,258
326,900	e	CenturyTel, Inc	7,705
1,517,474	*	T-Mobile US, Inc	98,014
246

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
992,866		Verizon Communications, Inc	$48,402
32,457	*	Zayo Group Holdings, Inc	1,068
		TOTAL TELECOMMUNICATION SERVICES	183,447

TRANSPORTATION - 1.8%
172,857		Alaska Air Group, Inc	15,941
32,792		Amerco, Inc	12,500
15,071	*	Avis Budget Group, Inc	446
27,791		CH Robinson Worldwide, Inc	2,148
498,420		Delta Air Lines, Inc	22,907
24,186		Expeditors International of Washington, Inc	1,366
340,449		FedEx Corp	66,439
4	*,e	Hertz Global Holdings, Inc	0	^
17,967		J.B. Hunt Transport Services, Inc	1,648
883	*	JetBlue Airways Corp	18
7,733		Landstar System, Inc	662
8,092		Old Dominion Freight Line	693
603,794		Southwest Airlines Co	32,460
600,000	*	Spirit Airlines, Inc	31,842
1,593,984		Union Pacific Corp	168,835
115,200	*	United Continental Holdings, Inc	8,138
239,850		United Parcel Service, Inc (Class B)	25,736
		TOTAL TRANSPORTATION	391,779

UTILITIES - 0.0%
7,453		Dominion Resources, Inc	578
		TOTAL UTILITIES	578
		TOTAL COMMON STOCKS	22,056,095
		(Cost $17,776,307)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 1.4%
TREASURY DEBT - 0.8%
$12,400,000	d	United States Treasury Bill	0.445%-0.729%	04/13/17	12,398
53,600,000	d	United States Treasury Bill	0.715	04/20/17	53,582
95,000,000	d	United States Treasury Bill	0.501-0.741	04/27/17	94,954
22,000,000	d	United States Treasury Bill	0.701	05/18/17	21,980
		TOTAL TREASURY DEBT			182,914

SHARES		COMPANY
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.6%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.6%
134,835,401	c	State Street Navigator Securities Lending Government Money Market Portfolio	134,835
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	134,835

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	134,835
247

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

VALUE (000)
TOTAL SHORT-TERM INVESTMENTS	$317,749
(Cost $317,746)
TOTAL INVESTMENTS - 100.5%	22,373,844
(Cost $18,094,053)
OTHER ASSETS & LIABILITIES, NET - (0.5)%	(117,107)
NET ASSETS - 100.0%	$22,256,737

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing
^	Amount represents less than $1,000.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $132,308,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/17, the aggregate value of these securities was $53,957,000 or 0.2% of net assets.

Cost amounts are in thousands.

248

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

COLLEGE RETIREMENT EQUITIES FUND

EQUITY INDEX ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2017

SHARES		COMPANY	VALUE (000)
COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 1.0%
69,021	*	Adient plc	$5,016
56,324	*	American Axle & Manufacturing Holdings, Inc	1,058
161,099		BorgWarner, Inc	6,732
37,696		Cooper Tire & Rubber Co	1,672
10,380	*	Cooper-Standard Holding, Inc	1,151
111,547		Dana Holding Corp	2,154
200,921		Delphi Automotive plc	16,172
20,030	*	Dorman Products, Inc	1,645
2,865,096		Ford Motor Co	33,350
16,848	*	Fox Factory Holding Corp	483
1,038,109		General Motors Co	36,707
210,501		Gentex Corp	4,490
26,543	*	Gentherm, Inc	1,042
197,979		Goodyear Tire & Rubber Co	7,127
134,380		Harley-Davidson, Inc	8,130
13,693	*	Horizon Global Corp	190
17,506		LCI Industries, Inc	1,747
53,985		Lear Corp	7,643
15,558		Metaldyne Performance Group, Inc	355
36,302	*	Modine Manufacturing Co	443
13,147	*	Motorcar Parts of America, Inc	404
24,709		Spartan Motors, Inc	198
15,087		Standard Motor Products, Inc	741
20,247	*	Stoneridge, Inc	367
2,693		Strattec Security Corp	75
17,815		Superior Industries International, Inc	452
40,207		Tenneco, Inc	2,510
92,169	*,e	Tesla Motors, Inc	25,651
33,978		Thor Industries, Inc	3,266
15,398		Tower International, Inc	417
3,298		Unique Fabricating, Inc	40
25,274	*	Visteon Corp	2,476
21,322		Winnebago Industries, Inc	624
9,424	*,e	Workhorse Group, Inc	25
		TOTAL AUTOMOBILES & COMPONENTS	174,553

BANKS - 6.9%
12,604		1st Source Corp	592
5,171	e	Access National Corp	155
4,570		ACNB Corp	132
7,958	*	Allegiance Bancshares, Inc	296
5,882		American National Bankshares, Inc	219
24,903		Ameris Bancorp	1,148
7,069	e	Ames National Corp	216
7,714		Arrow Financial Corp	262
249

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
110,942		Associated Banc-Corp	$2,707
66,701		Astoria Financial Corp	1,368
12,656	*	Atlantic Capital Bancshares, Inc	240
35,106	e	Banc of California, Inc	727
5,787		Bancfirst Corp	520
21,466		Banco Latinoamericano de Exportaciones S.A. (Class E)	596
63,774		Bancorpsouth, Inc	1,929
41,404		Bank Mutual Corp	389
7,584,075		Bank of America Corp	178,908
31,772		Bank of Hawaii Corp	2,617
3,864		Bank of Marin Bancorp	249
9,084		Bank of NT Butterfield & Son Ltd	290
64,145		Bank of the Ozarks, Inc	3,336
15,980		BankFinancial Corp	232
73,818		BankUnited	2,754
3,897		Bankwell Financial Group, Inc	134
22,254		Banner Corp	1,238
11,016		Bar Harbor Bankshares	364
604,817		BB&T Corp	27,035
9,956		Bear State Financial, Inc	94
54,253		Beneficial Bancorp, Inc	868
21,508		Berkshire Hills Bancorp, Inc	775
20,549		Blue Hills Bancorp, Inc	367
27,830		BNC Bancorp	975
45,284	*,e	BofI Holding, Inc	1,183
19,135		BOK Financial Corp	1,498
59,217		Boston Private Financial Holdings, Inc	971
12,233		Bridge Bancorp, Inc	428
54,590		Brookline Bancorp, Inc	854
12,987		Bryn Mawr Bank Corp	513
6,346	*	BSB Bancorp, Inc	179
2,353		C&F Financial Corp	109
11,436		Camden National Corp	504
15,934		Capital Bank Financial Corp	692
9,158		Capital City Bank Group, Inc	196
105,428		Capitol Federal Financial	1,542
22,480		Cardinal Financial Corp	673
7,542		Carolina Financial Corp	226
21,201	*	Cascade Bancorp	164
54,668		Cathay General Bancorp	2,060
33,881		Centerstate Banks of Florida, Inc	878
17,227		Central Pacific Financial Corp	526
6,214		Central Valley Community Bancorp	127
2,883		Century Bancorp, Inc	175
13,560		Charter Financial Corp	267
48,539		Chemical Financial Corp	2,483
2,189		Chemung Financial Corp	87
148,171		CIT Group, Inc	6,361
2,049,733		Citigroup, Inc	122,615
9,568		Citizens & Northern Corp	223
392,839		Citizens Financial Group, Inc	13,573
7,739		City Holding Co	499
19,650		Clifton Bancorp, Inc	318
250

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
9,772		CNB Financial Corp	$234
26,184		CoBiz, Inc	440
5,854		Codorus Valley Bancorp, Inc	152
42,696		Columbia Banking System, Inc	1,665
129,571		Comerica, Inc	8,886
62,219		Commerce Bancshares, Inc	3,494
30,550	e	Community Bank System, Inc	1,680
12,718		Community Trust Bancorp, Inc	582
21,722		ConnectOne Bancorp, Inc	527
3,700		County Bancorp, Inc	108
12,656	*	CU Bancorp	502
39,504		Cullen/Frost Bankers, Inc	3,515
19,196	*	Customers Bancorp, Inc	605
80,226		CVB Financial Corp	1,772
23,810		Dime Community Bancshares	483
22,108	*	Eagle Bancorp, Inc	1,320
106,767		East West Bancorp, Inc	5,510
6,481		Enterprise Bancorp, Inc	225
14,785		Enterprise Financial Services Corp	627
3,620	*	Equity Bancshares, Inc	115
6,121		ESSA Bancorp, Inc	89
55,323	*	Essent Group Ltd	2,001
57,923		EverBank Financial Corp	1,128
5,336		Farmers Capital Bank Corp	216
18,150		Farmers National Banc Corp	261
20,788	*	FCB Financial Holdings, Inc	1,030
6,481		Federal Agricultural Mortgage Corp (Class C)	373
15,456		Fidelity Southern Corp	346
567,748		Fifth Third Bancorp	14,421
10,211		Financial Institutions, Inc	336
15,337		First Bancorp (NC)	449
85,475	*	First Bancorp (Puerto Rico)	483
6,485		First Bancorp, Inc	177
23,093		First Busey Corp	679
6,176		First Business Financial Services, Inc	160
5,634		First Citizens Bancshares, Inc (Class A)	1,890
66,434		First Commonwealth Financial Corp	881
12,139		First Community Bancshares, Inc	303
9,229	*	First Community Financial Partners, Inc	118
13,926		First Connecticut Bancorp	345
7,726		First Defiance Financial Corp	383
44,691		First Financial Bancorp	1,227
47,037	e	First Financial Bankshares, Inc	1,886
8,954		First Financial Corp	425
6,257		First Financial Northwest, Inc	111
19,660	*	First Foundation, Inc	305
20,000		First Hawaiian, Inc	598
172,999		First Horizon National Corp	3,201
4,089		First Internet Bancorp	121
13,482		First Interstate Bancsystem, Inc	535
29,933		First Merchants Corp	1,177
4,469		First Mid-Illinois Bancshares, Inc	151
251

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
57,533		First Midwest Bancorp, Inc	$1,362
11,498	*,e	First NBC Bank Holding Co	46
7,602	*	First Northwest Bancorp	118
15,462		First of Long Island Corp	418
108,227		First Republic Bank	10,153
15,789	*	Flagstar Bancorp, Inc	445
23,200		Flushing Financial Corp	623
220,255		FNB Corp	3,275
10,697	*	Franklin Financial Network, Inc	415
126,801		Fulton Financial Corp	2,263
9,802		German American Bancorp, Inc	464
56,600		Glacier Bancorp, Inc	1,920
7,809		Great Southern Bancorp, Inc	394
43,982		Great Western Bancorp, Inc	1,865
14,667	*	Green Bancorp, Inc	261
2,003	e	Greene County Bancorp, Inc	47
11,166		Guaranty Bancorp	272
57,555		Hancock Holding Co	2,622
23,963		Hanmi Financial Corp	737
16,045		Heartland Financial USA, Inc	801
16,751		Heritage Commerce Corp	236
22,833		Heritage Financial Corp	565
14,409		Heritage Oaks Bancorp	192
55,915		Hilltop Holdings, Inc	1,536
997		Hingham Institution for Savings	176
4,264		Home Bancorp, Inc	144
84,058		Home Bancshares, Inc	2,275
15,022	*	HomeStreet, Inc	420
16,046	*	HomeTrust Bancshares, Inc	377
96,239		Hope Bancorp, Inc	1,845
12,010		Horizon Bancorp	315
801,542		Huntington Bancshares, Inc	10,733
33,050		IBERIABANK Corp	2,614
6,123	*,e	Impac Mortgage Holdings, Inc	76
19,246		Independent Bank Corp (MA)	1,251
17,558		Independent Bank Corp (MI)	363
7,858		Independent Bank Group, Inc	505
40,567		International Bancshares Corp	1,436
219,896		Investors Bancorp, Inc	3,162
2,686,390		JPMorgan Chase & Co	235,973
69,276		Kearny Financial Corp	1,043
802,266		Keycorp	14,264
28,418		Lakeland Bancorp, Inc	557
18,630		Lakeland Financial Corp	803
6,780		LCNB Corp	162
32,716		LegacyTexas Financial Group, Inc	1,305
5,204	*	LendingTree, Inc	652
14,926	e	Live Oak Bancshares, Inc	323
111,052		M&T Bank Corp	17,183
19,210		Macatawa Bank Corp	190
16,944		MainSource Financial Group, Inc	558
51,779		MB Financial, Inc	2,217
13,586		MBT Financial Corp	154
252

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
12,428		Mercantile Bank Corp	$428
3,784		Merchants Bancshares, Inc	184
41,025		Meridian Bancorp, Inc	751
6,858		Meta Financial Group, Inc	607
252,589	*	MGIC Investment Corp	2,559
3,714		Middleburg Financial Corp	149
2,960		Midland States Bancorp, Inc	102
5,257		MidWestOne Financial Group, Inc	180
3,816		MutualFirst Financial, Inc	120
19,324		National Bank Holdings Corp	628
5,351	e	National Bankshares, Inc	201
6,167	*	National Commerce Corp	226
25,594	*,e	Nationstar Mortgage Holdings, Inc	403
32,725		NBT Bancorp, Inc	1,213
350,170		New York Community Bancorp, Inc	4,892
5,394	*	Nicolet Bankshares, Inc	255
38,864	*	NMI Holdings, Inc	443
36,323		Northfield Bancorp, Inc	655
5,019		Northrim BanCorp, Inc	151
69,442		Northwest Bancshares, Inc	1,169
14,953		OceanFirst Financial Corp	421
73,796	*	Ocwen Financial Corp	404
33,903	e	OFG Bancorp	400
6,461		Old Line Bancshares, Inc	184
90,192		Old National Bancorp	1,565
21,667		Old Second Bancorp, Inc	244
10,957		Opus Bank	221
26,521		Oritani Financial Corp	451
5,318		Orrstown Financial Services, Inc	119
14,467		Pacific Continental Corp	354
11,579	*	Pacific Mercantile Bancorp	87
19,968	*	Pacific Premier Bancorp, Inc	770
85,767		PacWest Bancorp	4,568
9,690		Park National Corp	1,019
38,548		Park Sterling Bank	475
11,582		Peapack Gladstone Financial Corp	343
2,964		Penns Woods Bancorp, Inc	129
9,540	*	PennyMac Financial Services, Inc	163
13,423		Peoples Bancorp, Inc	425
5,712		Peoples Financial Services Corp	239
229,288		People’s United Financial, Inc	4,173
9,341		People’s Utah Bancorp	247
36,552	*	PHH Corp	465
31,513		Pinnacle Financial Partners, Inc	2,094
370,257		PNC Financial Services Group, Inc	44,520
75,864		Popular, Inc	3,090
8,859		Preferred Bank	475
6,765		Premier Financial Bancorp, Inc	142
58,098		PrivateBancorp, Inc	3,449
49,181		Prosperity Bancshares, Inc	3,428
3,260	*	Provident Bancorp, Inc	68
4,497		Provident Financial Holdings, Inc	84
253

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
45,191		Provident Financial Services, Inc	$1,168
8,729		QCR Holdings, Inc	370
158,112		Radian Group, Inc	2,840
942,757		Regions Financial Corp	13,698
29,870		Renasant Corp	1,186
6,104		Republic Bancorp, Inc (Class A)	210
23,825	*	Republic First Bancorp, Inc	198
25,676		S&T Bancorp, Inc	888
18,232		Sandy Spring Bancorp, Inc	747
21,395	*	Seacoast Banking Corp of Florida	513
32,848	e	ServisFirst Bancshares, Inc	1,195
8,913		Shore Bancshares, Inc	149
8,511		SI Financial Group, Inc	120
8,919		Sierra Bancorp	245
39,194	*	Signature Bank	5,816
22,158		Simmons First National Corp (Class A)	1,222
18,098		South State Corp	1,617
4,079	*	Southern First Bancshares, Inc	133
4,139		Southern Missouri Bancorp, Inc	147
8,140		Southern National Bancorp of Virginia, Inc	138
17,347		Southside Bancshares, Inc	582
14,769		Southwest Bancorp, Inc	386
26,403		State Bank & Trust Co	690
88,560		Sterling Bancorp/DE	2,099
16,305		Stock Yards Bancorp, Inc	663
7,609		Stonegate Bank	358
8,903		Suffolk Bancorp	360
6,101	e	Summit Financial Group, Inc	131
8,249		Sun Bancorp, Inc	201
371,519		SunTrust Banks, Inc	20,545
38,070	*	SVB Financial Group	7,084
92,114		Synovus Financial Corp	3,779
116,646		TCF Financial Corp	1,985
8,286		Territorial Bancorp, Inc	258
36,559	*	Texas Capital Bancshares, Inc	3,051
52,879		TFS Financial Corp	879
26,827	*	The Bancorp, Inc	137
11,138		Tompkins Trustco, Inc	897
41,087		TowneBank	1,331
16,948		Trico Bancshares	602
16,178	*	Tristate Capital Holdings, Inc	378
10,668	*	Triumph Bancorp, Inc	275
71,043		Trustco Bank Corp NY	558
49,168		Trustmark Corp	1,563
29,867		UMB Financial Corp	2,249
161,706		Umpqua Holdings Corp	2,869
31,837		Union Bankshares Corp	1,120
2,885	e	Union Bankshares, Inc	124
48,255	e	United Bankshares, Inc	2,039
52,885		United Community Banks, Inc	1,464
30,361		United Community Financial Corp	253
36,948		United Financial Bancorp, Inc (New)	629
19,117		Univest Corp of Pennsylvania	495
254

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
1,203,865		US Bancorp	$61,999
172,796		Valley National Bancorp	2,039
6,183	*	Veritex Holdings, Inc	174
19,235	*	Walker & Dunlop, Inc	802
67,298		Washington Federal, Inc	2,228
10,818		Washington Trust Bancorp, Inc	533
5,982		WashingtonFirst Bankshares, Inc	168
22,962		Waterstone Financial, Inc	419
67,195		Webster Financial Corp	3,362
3,372,103		Wells Fargo & Co	187,691
30,103		WesBanco, Inc	1,147
11,970		West Bancorporation, Inc	275
18,981	e	Westamerica Bancorporation	1,060
64,944	*	Western Alliance Bancorp	3,188
10,697		Western New England Bancorp, Inc	112
35,315		Wintrust Financial Corp	2,441
144,782	*	WMIH Corp	210
20,553		WSFS Financial Corp	944
3,104	*,e	Xenith Bankshares, Inc	79
149,549		Zions Bancorporation	6,281
		TOTAL BANKS	1,249,928
CAPITAL GOODS - 7.7%
435,139		3M Co	83,255
108,282		A.O. Smith Corp	5,540
29,877		Aaon, Inc	1,056
24,615		AAR Corp	828
43,959		Actuant Corp (Class A)	1,158
32,117		Acuity Brands, Inc	6,552
24,758		Advanced Drainage Systems, Inc	542
110,795	*	Aecom Technology Corp	3,943
28,439	*	Aegion Corp	652
46,010	*	Aerojet Rocketdyne Holdings, Inc	998
14,335	*	Aerovironment, Inc	402
50,527		AGCO Corp	3,041
71,397		Air Lease Corp	2,767
34,921		Aircastle Ltd	843
6,904		Alamo Group, Inc	526
21,082		Albany International Corp (Class A)	971
71,508		Allegion plc	5,413
4,493		Allied Motion Technologies, Inc	90
104,849		Allison Transmission Holdings, Inc	3,781
18,514		Altra Holdings, Inc	721
13,776	*	Ameresco, Inc	90
5,806	e	American Railcar Industries, Inc	239
9,146	*,e	American Superconductor Corp	63
10,171	*	American Woodmark Corp	934
169,092		Ametek, Inc	9,145
21,529		Apogee Enterprises, Inc	1,283
26,937		Applied Industrial Technologies, Inc	1,666
322,544		Arconic, Inc	8,496
9,512		Argan, Inc	629
255

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
17,658	*	Armstrong Flooring, Inc	$325
28,807	*	Armstrong World Industries, Inc	1,327
14,102		Astec Industries, Inc	867
14,118	*	Astronics Corp	448
19,364		AZZ, Inc	1,152
33,400	*	Babcock & Wilcox Enterprises, Inc	312
36,980		Barnes Group, Inc	1,899
68,032		BE Aerospace, Inc	4,362
43,906	*	Beacon Roofing Supply, Inc	2,158
3,967	*,e	Blue Bird Corp	68
40,522	*	BMC Stock Holdings, Inc	916
439,421		Boeing Co	77,716
35,415		Briggs & Stratton Corp	795
51,345	*	Builders FirstSource, Inc	765
69,405		BWX Technologies, Inc	3,304
17,437	*	Caesarstone Sdot-Yam Ltd	632
12,460	*	CAI International, Inc	196
46,436		Carlisle Cos, Inc	4,941
407,390		Caterpillar, Inc	37,790
22,344	*	Chart Industries, Inc	781
78,484		Chicago Bridge & Iron Co NV	2,413
12,045		CIRCOR International, Inc	716
73,519	*	Colfax Corp	2,886
14,727		Columbus McKinnon Corp	366
27,143		Comfort Systems USA, Inc	995
25,603	*	Continental Building Products Inc	627
35,538		Crane Co	2,659
7,312	*	CSW Industrials, Inc	268
18,660		Cubic Corp	985
117,279		Cummins, Inc	17,733
32,643		Curtiss-Wright Corp	2,979
232,354		Deere & Co	25,294
46,761	*	DigitalGlobe, Inc	1,531
9,586		DMC Global, Inc	119
94,050		Donaldson Co, Inc	4,281
16,771		Douglas Dynamics, Inc	514
114,025		Dover Corp	9,162
8,048	*	Ducommun, Inc	232
9,738	*	DXP Enterprises, Inc	369
22,543	*,e	Dycom Industries, Inc	2,095
340,356		Eaton Corp	25,237
44,692		EMCOR Group, Inc	2,813
476,629		Emerson Electric Co	28,531
15,305		Encore Wire Corp	704
11,608	*,e	Energous Corp	181
24,905	*	Energy Recovery, Inc	207
32,051		EnerSys	2,530
12,394	*	Engility Holdings, Inc	359
15,803		EnPro Industries, Inc	1,125
87,319		Equifax, Inc	11,940
18,556		ESCO Technologies, Inc	1,078
21,694	*	Esterline Technologies Corp	1,867
213,649		Fastenal Co	11,003
256

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
46,509		Federal Signal Corp	$642
96,500		Flowserve Corp	4,673
103,400		Fluor Corp	5,441
223,156		Fortive Corp	13,438
113,402		Fortune Brands Home & Security, Inc	6,901
34,098		Franklin Electric Co, Inc	1,468
9,868		Freightcar America, Inc	124
30,063	e	GATX Corp	1,833
4,980	*	Gencor Industries, Inc	74
48,390	*	Generac Holdings, Inc	1,804
37,226	e	General Cable Corp	668
180,620		General Dynamics Corp	33,812
6,434,822		General Electric Co	191,758
22,869	*	Gibraltar Industries, Inc	942
16,574		Global Brass & Copper Holdings, Inc	570
5,154	*	GMS, Inc	181
14,132		Gorman-Rupp Co	444
39,933		Graco, Inc	3,759
7,763		Graham Corp	179
29,395		Granite Construction, Inc	1,475
44,924	*	Great Lakes Dredge & Dock Corp	180
19,838	e	Greenbrier Cos, Inc	855
26,499		Griffon Corp	653
23,777		H&E Equipment Services, Inc	583
8,975		Hardinge, Inc	101
59,172	*	Harsco Corp	754
26,381	*	HC2 Holdings, Inc	164
145,889	*	HD Supply Holdings, Inc	6,000
14,478		HEICO Corp	1,262
27,927		HEICO Corp (Class A)	2,095
17,889	*	Herc Holdings, Inc	875
68,372		Hexcel Corp	3,730
43,275		Hillenbrand, Inc	1,551
561,629		Honeywell International, Inc	70,130
40,778		Hubbell, Inc	4,895
34,520		Huntington Ingalls	6,912
4,796		Hurco Cos, Inc	149
7,224		Hyster-Yale Materials Handling, Inc	407
55,638		IDEX Corp	5,203
5,334	*	IES Holdings, Inc	97
217,501		Illinois Tool Works, Inc	28,812
186,587		Ingersoll-Rand plc	15,173
13,472		Insteel Industries, Inc	487
60,728		ITT, Inc	2,491
88,889		Jacobs Engineering Group, Inc	4,914
21,706		John Bean Technologies Corp	1,909
675,386		Johnson Controls International plc	28,447
71,908		Joy Global, Inc	2,031
8,084		Kadant, Inc	480
19,992		Kaman Corp	962
106,685		KBR, Inc	1,603
55,197		Kennametal, Inc	2,165
257

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
24,548	*,e	KEYW Holding Corp	$232
38,579	*	KLX, Inc	1,724
35,813	*	Kratos Defense & Security Solutions, Inc	279
56,871		L3 Technologies, Inc	9,400
4,456	*	Lawson Products, Inc	100
13,681	*	Layne Christensen Co	121
28,023		Lennox International, Inc	4,688
45,300		Lincoln Electric Holdings, Inc	3,935
7,711	e	Lindsay Corp	680
188,690		Lockheed Martin Corp	50,493
16,944		LSI Industries, Inc	171
12,907	*	Lydall, Inc	692
100,071		Manitowoc Co, Inc	570
246,599		Masco Corp	8,382
22,281	*	Masonite International Corp	1,766
48,078	*	Mastec, Inc	1,926
28,845	*	Mercury Systems, Inc	1,126
60,412	*	Meritor, Inc	1,035
41,334	*	Middleby Corp	5,640
9,476	*	Milacron Holdings Corp	176
7,280		Miller Industries, Inc	192
23,587	*	Moog, Inc (Class A)	1,589
75,826	*	MRC Global, Inc	1,390
32,473		MSC Industrial Direct Co (Class A)	3,337
39,255		Mueller Industries, Inc	1,344
114,327		Mueller Water Products, Inc (Class A)	1,351
10,993	*	MYR Group, Inc	451
3,938	e	National Presto Industries, Inc	402
38,145	*	Navistar International Corp	939
19,754	*	NCI Building Systems, Inc	339
7,962	*	Neff Corp	155
14,675		NN, Inc	370
42,241		Nordson Corp	5,189
123,248		Northrop Grumman Corp	29,313
79,518	*	NOW, Inc	1,349
5,211	*	NV5 Holdings, Inc	196
2,354		Omega Flex, Inc	113
43,366		Orbital ATK, Inc	4,250
19,593	*	Orion Marine Group, Inc	146
53,964		Oshkosh Truck Corp	3,701
85,118		Owens Corning, Inc	5,224
252,717		Paccar, Inc	16,983
98,477		Parker Hannifin Corp	15,788
9,372	*	Patrick Industries, Inc	664
123,383		Pentair plc	7,746
36,380	*	PGT, Inc	391
125,956	*,e	Plug Power, Inc	174
15,949	*	Ply Gem Holdings, Inc	314
7,077		Powell Industries, Inc	244
1,801		Preformed Line Products Co	94
28,783		Primoris Services Corp	668
18,284	*	Proto Labs, Inc	934
25,291		Quanex Building Products Corp	512
258

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
106,691	*	Quanta Services, Inc	$3,959
27,582		Raven Industries, Inc	801
220,231		Raytheon Co	33,585
16,634	*	RBC Bearings, Inc	1,615
33,217		Regal-Beloit Corp	2,513
61,005	*	Rexnord Corp	1,408
96,529		Rockwell Automation, Inc	15,031
95,149		Rockwell Collins, Inc	9,245
73,396		Roper Industries, Inc	15,156
4,597	*	Rush Enterprises, Inc	143
21,510	*	Rush Enterprises, Inc (Class A)	712
31,268		Simpson Manufacturing Co, Inc	1,347
8,447	*	SiteOne Landscape Supply, Inc	409
42,208		Snap-On, Inc	7,119
7,959	*	Sparton Corp	167
89,515		Spirit Aerosystems Holdings, Inc (Class A)	5,185
30,406	*	SPX Corp	737
26,058	*	SPX FLOW, Inc	904
9,752		Standex International Corp	977
109,792		Stanley Works	14,588
16,194		Sun Hydraulics Corp	585
47,039	*,e	Sunrun, Inc	254
8,050		Supreme Industries, Inc	163
38,585	*	Taser International, Inc	879
25,120	*	Teledyne Technologies, Inc	3,177
13,262		Tennant Co	963
77,584		Terex Corp	2,436
15,040		Textainer Group Holdings Ltd	230
199,025		Textron, Inc	9,472
7,401	*,e	The ExOne Company	75
24,419	*	Thermon Group Holdings	509
52,342		Timken Co	2,366
33,155		Titan International, Inc	343
11,613	*	Titan Machinery, Inc	178
78,083		Toro Co	4,877
37,115		TransDigm Group, Inc	8,171
21,659	*	Trex Co, Inc	1,503
34,233	*	Trimas Corp	710
110,538		Trinity Industries, Inc	2,935
22,450		Triton International Ltd	579
36,497		Triumph Group, Inc	940
28,503	*	Tutor Perini Corp	906
64,518	*	United Rentals, Inc	8,068
571,439		United Technologies Corp	64,121
32,260	*	Univar, Inc	989
14,766		Universal Forest Products, Inc	1,455
64,802	*	USG Corp	2,061
16,466		Valmont Industries, Inc	2,560
7,860	*	Vectrus, Inc	176
6,270	*	Veritiv Corp	325
12,845	*	Vicor Corp	207
41,124		W.W. Grainger, Inc	9,572
259

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
47,771	e	Wabash National Corp	$988
38,291	*	WABCO Holdings, Inc	4,496
19,517		Watsco, Inc	2,794
20,422		Watts Water Technologies, Inc (Class A)	1,273
93,437	*	Welbilt, Inc	1,834
44,920	*	Wesco Aircraft Holdings, Inc	512
31,115	*	WESCO International, Inc	2,164
62,694	e	Westinghouse Air Brake Technologies Corp	4,890
3,392	*	Willis Lease Finance Corp	76
38,996		Woodward Governor Co	2,649
130,717		Xylem, Inc	6,565
		TOTAL CAPITAL GOODS	1,391,048

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
41,289		ABM Industries, Inc	1,800
37,820	*	Acacia Research (Acacia Technologies)	217
77,675	*	ACCO Brands Corp	1,021
11,519	*	Advanced Disposal Services, Inc	260
31,285	*	Advisory Board Co	1,464
7,288	*,e	Aqua Metals, Inc	142
26,021	*	ARC Document Solutions, Inc	90
6,166		Barrett Business Services, Inc	337
33,472		Brady Corp (Class A)	1,294
33,001		Brink’s Co	1,764
29,675	*	Casella Waste Systems, Inc (Class A)	419
35,493	*	CBIZ, Inc	481
23,506		CEB, Inc	1,848
18,496		Ceco Environmental Corp	194
65,113		Cintas Corp	8,239
38,764	*	Clean Harbors, Inc	2,156
10,504	*,e	Cogint, Inc	49
70,675	*	Copart, Inc	4,377
84,474		Covanta Holding Corp	1,326
7,013		CRA International, Inc	248
34,722		Deluxe Corp	2,506
26,172		Dun & Bradstreet Corp	2,825
107,512	*,m	Dyax Corp	119
20,052		Ennis, Inc	341
28,344		Essendant, Inc	429
19,672		Exponent, Inc	1,172
9,375	*	Franklin Covey Co	189
30,776	*	FTI Consulting, Inc	1,267
9,864	*	GP Strategies Corp	250
51,852		Healthcare Services Group	2,234
14,300		Heidrick & Struggles International, Inc	377
8,893	*	Heritage-Crystal Clean, Inc	122
43,782		Herman Miller, Inc	1,381
25,556	*	Hill International, Inc	106
33,809		HNI Corp	1,558
17,289	*	Huron Consulting Group, Inc	728
14,961	*	ICF International, Inc	618
27,969	*	Innerworkings, Inc	279
11,954		Insperity, Inc	1,060
260

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
49,074		Interface, Inc	$935
101,843		KAR Auction Services, Inc	4,448
20,372		Kelly Services, Inc (Class A)	445
18,302		Kforce, Inc	435
25,171		Kimball International, Inc (Class B)	415
35,963		Knoll, Inc	856
42,402		Korn/Ferry International	1,335
19,156		LSC Communications, Inc	482
47,094		Manpower, Inc	4,830
23,595		Matthews International Corp (Class A)	1,596
19,108		McGrath RentCorp	641
80,085	*,m	Media General, Inc	0
13,300	*	Mistras Group, Inc	284
33,943		Mobile Mini, Inc	1,035
22,823		MSA Safety, Inc	1,613
8,734		Multi-Color Corp	620
36,256	*	Navigant Consulting, Inc	829
267,111		Nielsen NV	11,034
38,425	*	On Assignment, Inc	1,865
113,510		Pitney Bowes, Inc	1,488
19,971		Quad Graphics, Inc	504
172,064		Republic Services, Inc	10,807
28,792		Resources Connection, Inc	482
94,240		Robert Half International, Inc	4,602
70,333		Rollins, Inc	2,611
29,492	*	RPX Corp	354
51,083		RR Donnelley & Sons Co	619
12,140	*	SP Plus Corp	410
61,807		Steelcase, Inc (Class A)	1,035
60,743	*	Stericycle, Inc	5,035
20,907	*	Team, Inc	566
42,802		Tetra Tech, Inc	1,748
39,266	*	TransUnion	1,506
12,065	*	TRC Cos, Inc	211
30,336	*	TriNet Group, Inc	877
30,958	*	TrueBlue, Inc	847
10,976		Unifirst Corp	1,553
16,280		US Ecology, Inc	763
112,591	*	Verisk Analytics, Inc	9,136
15,178		Viad Corp	686
5,586		VSE Corp	228
26,743	*	WageWorks, Inc	1,934
324,064		Waste Management, Inc	23,631
33,820		West Corp	826
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	151,444

CONSUMER DURABLES & APPAREL - 1.4%
15,286	*	Acushnet Holdings Corp	264
39,523	*,e	American Outdoor Brands Corp	783
7,681		Bassett Furniture Industries, Inc	207
21,459	*	Beazer Homes USA, Inc	260
65,344		Brunswick Corp	3,999
261

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
55,638		CalAtlantic Group, Inc	$2,084
69,841		Callaway Golf Co	773
37,197		Carter’s, Inc	3,340
6,619	*	Cavco Industries, Inc	770
10,457	*	Century Communities, Inc	266
204,773		Coach, Inc	8,463
19,985		Columbia Sportswear Co	1,174
56,978	*	CROCS, Inc	403
6,879		CSS Industries, Inc	178
6,895		Culp, Inc	215
23,766	*	Deckers Outdoor Corp	1,420
5,204	*	Delta Apparel, Inc	92
250,331		DR Horton, Inc	8,339
7,865		Escalade, Inc	101
18,783		Ethan Allen Interiors, Inc	576
3,991		Flexsteel Industries, Inc	201
31,215	*,e	Fossil Group, Inc	545
82,725		Garmin Ltd	4,228
30,360	*	G-III Apparel Group Ltd	665
74,136	*,e	GoPro, Inc	645
9,827	*,e	Green Brick Partners, Inc	98
280,007	e	Hanesbrands, Inc	5,813
82,316		Hasbro, Inc	8,217
20,645	*	Helen of Troy Ltd	1,945
7,913		Hooker Furniture Corp	246
93,175	*	Hovnanian Enterprises, Inc (Class A)	211
34,721	*	Iconix Brand Group, Inc	261
14,775	*	Installed Building Products Inc	779
19,406	*	iRobot Corp	1,284
13,358	*,e	Jakks Pacific, Inc	73
3,583		Johnson Outdoors, Inc	131
94,263	*	Kate Spade & Co	2,190
60,650		KB Home	1,206
36,137		La-Z-Boy, Inc	976
96,430		Leggett & Platt, Inc	4,852
7,350		Lennar Corp (B Shares)	307
128,503		Lennar Corp (Class A)	6,578
11,316	*,e	LGI Homes, Inc	384
16,013		Libbey, Inc	233
7,210		Lifetime Brands, Inc	145
70,513	*	Lululemon Athletica, Inc	3,657
16,714	*	M/I Homes, Inc	409
13,092	*	Malibu Boats Inc	294
8,407		Marine Products Corp	91
246,470		Mattel, Inc	6,312
6,163		MCBC Holdings, Inc	100
30,607		MDC Holdings, Inc	920
28,574	*	Meritage Homes Corp	1,052
118,778	*	Michael Kors Holdings Ltd	4,527
45,442	*	Mohawk Industries, Inc	10,428
12,667		Movado Group, Inc	316
3,180		Nacco Industries, Inc (Class A)	222
22,756	*	Nautilus, Inc	415
262

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
6,504	*	New Home Co Inc	$68
345,920		Newell Rubbermaid, Inc	16,317
976,448		Nike, Inc (Class B)	54,417
2,531	*	NVR, Inc	5,333
10,973		Oxford Industries, Inc	628
8,860	*	Perry Ellis International, Inc	190
58,574		Phillips-Van Heusen Corp	6,061
44,774	e	Polaris Industries, Inc	3,752
28,935		Pool Corp	3,453
240,748		Pulte Homes, Inc	5,670
42,390		Ralph Lauren Corp	3,460
27,136	*,e	Sequential Brands Group, Inc	106
94,686	*	Skechers U.S.A., Inc (Class A)	2,599
44,237	*	Steven Madden Ltd	1,705
13,899	e	Sturm Ruger & Co, Inc	744
5,163		Superior Uniform Group, Inc	96
24,241	*	Taylor Morrison Home Corp	517
39,568	*,e	Tempur-Pedic International, Inc	1,838
114,595	*	Toll Brothers, Inc	4,138
28,661	*	TopBuild Corp	1,347
109,987	*	TRI Pointe Homes, Inc	1,379
36,963		Tupperware Corp	2,318
135,799	*	Under Armour, Inc	2,485
134,677	*,e	Under Armour, Inc (Class A)	2,664
10,905	*	Unifi, Inc	310
10,485	*	Universal Electronics, Inc	718
16,444	*	Vera Bradley, Inc	153
252,966		VF Corp	13,906
12,128	*,e	Vince Holding Corp	19
45,102	*	Vista Outdoor, Inc	929
5,214		Weyco Group, Inc	146
53,819		Whirlpool Corp	9,221
19,386	*,e	William Lyon Homes, Inc	400
71,476		Wolverine World Wide, Inc	1,785
21,026	*	Zagg, Inc	151
		TOTAL CONSUMER DURABLES & APPAREL	253,686

CONSUMER SERVICES - 2.2%
13,862	*	American Public Education, Inc	317
179,185		ARAMARK Holdings Corp	6,606
10,215	*	Ascent Media Corp (Series A)	144
61,218	*	Belmond Ltd.	741
17,134	*	BJ’s Restaurants, Inc	692
83,985		Bloomin’ Brands, Inc	1,657
14,693		Bob Evans Farms, Inc	953
6,185	*	Bojangles’, Inc	127
61,116	*	Boyd Gaming Corp	1,345
13,548	*	Bridgepoint Education, Inc	144
30,862	*	Bright Horizons Family Solutions	2,237
34,614		Brinker International, Inc	1,522
14,166	*	Buffalo Wild Wings, Inc	2,164
34,686	*	Caesars Acquisition Co	534
263

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
38,423	*,e	Caesars Entertainment Corp	$367
8,227	*	Cambium Learning Group, Inc	40
8,937		Capella Education Co	760
46,334	*	Career Education Corp	403
299,370		Carnival Corp	17,636
12,748		Carriage Services, Inc	346
27,792	*	Carrols Restaurant Group, Inc	393
16,727	*	Century Casinos, Inc	126
31,824		Cheesecake Factory	2,016
54,819	*,e	Chegg, Inc	463
20,976	*	Chipotle Mexican Grill, Inc (Class A)	9,345
24,500		Choice Hotels International, Inc	1,534
9,566		Churchill Downs, Inc	1,520
12,474	*	Chuy’s Holdings, Inc	372
47,371		ClubCorp Holdings, Inc	760
5,623		Collectors Universe	147
14,095	e	Cracker Barrel Old Country Store, Inc	2,245
81,760		Darden Restaurants, Inc	6,841
28,005	*	Dave & Buster’s Entertainment, Inc	1,711
17,725	*	Del Frisco’s Restaurant Group, Inc	320
16,464	*	Del Taco Restaurants, Inc	218
53,144	*	Denny’s Corp	657
48,007		DeVry Education Group, Inc	1,702
12,802		DineEquity, Inc	697
36,354		Domino’s Pizza, Inc	6,700
68,211		Dunkin Brands Group, Inc	3,730
14,501	*,e	El Pollo Loco Holdings, Inc	173
20,875	*,e	Eldorado Resorts, Inc	395
2,242	*	Empire Resorts, Inc	54
44,382		Extended Stay America, Inc	707
20,469	*	Fiesta Restaurant Group, Inc	495
3,971	*	Fogo De Chao, Inc	64
7,389		Golden Entertainment, Inc	98
3,202		Graham Holdings Co	1,920
32,198	*	Grand Canyon Education, Inc	2,306
157,104		H&R Block, Inc	3,653
8,405	*,e	Habit Restaurants, Inc	149
38,607	*	Hilton Grand Vacations, Inc	1,106
128,691		Hilton Worldwide Holdings, Inc	7,523
97,806	*	Houghton Mifflin Harcourt Co	993
21,973	*	Hyatt Hotels Corp	1,186
83,898		ILG, Inc	1,758
68,009		International Game Technology plc	1,612
19,205		International Speedway Corp (Class A)	710
13,700	*	Intrawest Resorts Holdings Inc	343
18,491	*	Isle of Capri Casinos, Inc	487
10,324	*	J Alexander’s Holdings, Inc	104
23,513		Jack in the Box, Inc	2,392
11,200	*,e	Jamba, Inc	101
26,055	*	K12, Inc	499
6,015	*,e	Kona Grill, Inc	38
69,470	*	La Quinta Holdings, Inc	939
270,501		Las Vegas Sands Corp	15,437
264

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
3,365		Liberty Tax, Inc	$48
10,890	*	Lindblad Expeditions Holdings, Inc	98
13,511	*	Luby’s, Inc	42
14,891		Marcus Corp	478
237,924		Marriott International, Inc (Class A)	22,408
16,563		Marriott Vacations Worldwide Corp	1,655
612,596		McDonald’s Corp	79,399
348,927		MGM Resorts International	9,561
7,140	*	Monarch Casino & Resort, Inc	211
2,378	*	Nathan’s Famous, Inc	149
8,091	*,e	Noodles & Co	46
112,841	*	Norwegian Cruise Line Holdings Ltd	5,724
15,411	*,e	Panera Bread Co (Class A)	4,036
20,085		Papa John’s International, Inc	1,608
60,160	*	Penn National Gaming, Inc	1,109
43,980	*	Pinnacle Entertainment, Inc	858
21,053		Planet Fitness, Inc	406
16,455	*	Potbelly Corp	229
11,433	*	Red Lion Hotels Corp	81
10,662	*	Red Robin Gourmet Burgers, Inc	623
22,107		Red Rock Resorts, Inc	490
30,479	*	Regis Corp	357
124,991		Royal Caribbean Cruises Ltd	12,263
46,223	*	Ruby Tuesday, Inc	130
26,831		Ruth’s Chris Steak House, Inc	538
37,197	*	Scientific Games Corp (Class A)	880
51,334		SeaWorld Entertainment, Inc	938
135,547		Service Corp International	4,186
100,430	*	ServiceMaster Global Holdings, Inc	4,193
11,550	*,e	Shake Shack, Inc	386
53,284		Six Flags Entertainment Corp	3,170
34,470		Sonic Corp	874
38,204	*	Sotheby’s (Class A)	1,737
9,984		Speedway Motorsports, Inc	188
1,054,185		Starbucks Corp	61,554
769	*	Steak N Shake Co	332
7,659		Strayer Education, Inc	616
48,860		Texas Roadhouse, Inc (Class A)	2,176
28,716		Vail Resorts, Inc	5,511
20,333	*	Weight Watchers International, Inc	317
154,822		Wendy’s	2,107
11,781		Wingstop, Inc	333
77,942		Wyndham Worldwide Corp	6,570
59,328		Wynn Resorts Ltd	6,800
255,489	*	Yum China Holdings, Inc	6,949
250,441		Yum! Brands, Inc	16,003
14,098	*,e	Zoe’s Kitchen, Inc	261
		TOTAL CONSUMER SERVICES	394,102

DIVERSIFIED FINANCIALS - 4.1%
40,483		Affiliated Managers Group, Inc	6,637
21,134		AG Mortgage Investment Trust	381
265

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
246,292		AGNC Investment Corp	$4,899
329,397		Ally Financial, Inc	6,697
42,959		Altisource Residential Corp	655
557,758		American Express Co	44,124
110,069		Ameriprise Financial, Inc	14,274
740,363		Annaly Capital Management, Inc	8,225
70,479		Anworth Mortgage Asset Corp	391
61,613		Apollo Commercial Real Estate Finance, Inc	1,159
22,112		Ares Commercial Real Estate Corp	296
16,506	e	Arlington Asset Investment Corp (Class A)	233
28,906	e	ARMOUR Residential REIT, Inc	656
27,757		Artisan Partners Asset Management, Inc	766
4,901		Associated Capital Group, Inc	177
6,841		B. Riley Financial, Inc	103
776,450		Bank of New York Mellon Corp	36,672
160,048		BGC Partners, Inc (Class A)	1,818
92,615		BlackRock, Inc	35,519
355,819		Capital One Financial Corp	30,835
71,072		Capstead Mortgage Corp	749
60,239		CBOE Holdings, Inc	4,884
866,815		Charles Schwab Corp	35,375
132,524		Chimera Investment Corp	2,674
250,444		CME Group, Inc	29,753
15,440		Cohen & Steers, Inc	617
10,942	*,e	Cowen Group, Inc	164
6,269	*,e	Credit Acceptance Corp	1,250
112,419		CYS Investments, Inc	894
2,179		Diamond Hill Investment Group, Inc	424
286,445		Discover Financial Services	19,590
19,156	*	Donnelley Financial Solutions, Inc	370
33,323		Dynex Capital, Inc	236
207,162	*	E*TRADE Financial Corp	7,228
81,116		Eaton Vance Corp	3,647
19,334	*,e	Encore Capital Group, Inc	595
18,647	*	Enova International, Inc	277
28,885		Evercore Partners, Inc (Class A)	2,250
38,445	*	Ezcorp, Inc (Class A)	313
27,682		Factset Research Systems, Inc	4,565
5,066		FBR & Co	91
65,346		Federated Investors, Inc (Class B)	1,721
39,058		Financial Engines, Inc	1,701
35,793		FirstCash, Inc	1,759
48,331	*	FNFV Group	640
266,333		Franklin Resources, Inc	11,223
23,847		Gain Capital Holdings, Inc	199
4,901		GAMCO Investors, Inc (Class A)	145
284,816		Goldman Sachs Group, Inc	65,428
3,738		Great Ajax Corp	49
33,057	*	Green Dot Corp	1,103
22,433		Greenhill & Co, Inc	657
26,910		Hannon Armstrong Sustainable Infrastructure Capital, Inc	544
3,529		Hennessy Advisors, Inc	59
8,431		Houlihan Lokey, Inc	290
266

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
47,028		Interactive Brokers Group, Inc (Class A)	$1,633
435,690		IntercontinentalExchange Group, Inc	26,085
11,369	*	INTL FCStone, Inc	432
301,988		Invesco Ltd	9,250
88,593		Invesco Mortgage Capital, Inc	1,366
25,877		Investment Technology Group, Inc	524
39,530		iShares Russell 2000 Index Fund	5,435
109,114		Janus Capital Group, Inc	1,440
32,261	*	KCG Holdings, Inc	575
28,349		Ladder Capital Corp	409
73,441	*	Ladenburg Thalmann Financial Services, Inc	182
94,587		Lazard Ltd (Class A)	4,350
77,940		Legg Mason, Inc	2,814
238,851	*	LendingClub Corp	1,311
242,948		Leucadia National Corp	6,317
63,483		LPL Financial Holdings, Inc	2,529
10,830		Manning & Napier, Inc	62
26,997		MarketAxess Holdings, Inc	5,062
6,533		Marlin Business Services Corp	168
5,352		Medley Management, Inc	44
277,088		MFA Mortgage Investments, Inc	2,239
12,795		Moelis & Co	493
124,568		Moody’s Corp	13,957
1,047,639		Morgan Stanley	44,881
12,655		Morningstar, Inc	995
63,475		MSCI, Inc (Class A)	6,169
34,047		MTGE Investment Corp	570
82,945		NASDAQ OMX Group, Inc	5,761
223,145		Navient Corp	3,294
14,990		Nelnet, Inc (Class A)	657
187,248		New Residential Investment Corp	3,179
72,745		New York Mortgage Trust, Inc	449
18,457		NewStar Financial, Inc	195
153,480		Northern Trust Corp	13,288
29,274		OM Asset Management plc	443
36,046	*,e	On Deck Capital, Inc	182
38,494	*	OneMain Holdings, Inc	957
7,363		Oppenheimer Holdings, Inc	126
6,966		Owens Realty Mortgage, Inc	124
49,860		PennyMac Mortgage Investment Trust	885
17,372	*	Pico Holdings, Inc	243
12,046		Piper Jaffray Cos	769
13,025		PJT Partners, Inc	457
33,753	*	PRA Group, Inc	1,119
9,591		Pzena Investment Management, Inc (Class A)	94
94,509		Raymond James Financial, Inc	7,207
56,629		Redwood Trust, Inc	941
8,577	*	Regional Management Corp	167
22,197		Resource Capital Corp	217
194,818		S&P Global, Inc	25,471
16,951	*	Safeguard Scientifics, Inc	215
81,224	*	Santander Consumer USA Holdings, Inc	1,082
267

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
92,504		SEI Investments Co	$4,666
5,338		Silvercrest Asset Management Group, Inc	71
317,527	*	SLM Corp	3,842
17,505		SPDR S&P MidCap 400 ETF Trust	5,469
170,105		SPDR Trust Series 1	40,101
176,456		Starwood Property Trust, Inc	3,984
293,319		State Street Corp	23,351
49,761	*	Stifel Financial Corp	2,497
617,749		Synchrony Financial	21,189
178,435		T Rowe Price Group, Inc	12,160
187,170		TD Ameritrade Holding Corp	7,273
226,129		Thomson Corp	9,776
22,143		Tiptree Financial, Inc	162
258,619		Two Harbors Investment Corp	2,480
18,355		Virtu Financial, Inc	312
4,259		Virtus Investment Partners, Inc	451
151,871		Voya Financial, Inc	5,765
62,904	e	Waddell & Reed Financial, Inc (Class A)	1,069
28,538		Western Asset Mortgage Capital Corp	279
5,409		Westwood Holdings Group, Inc	289
84,317	e	WisdomTree Investments, Inc	766
1,744	*,e	World Acceptance Corp	90
		TOTAL DIVERSIFIED FINANCIALS	748,837

ENERGY - 6.1%
70,225	*	Abraxas Petroleum Corp	142
1,730		Adams Resources & Energy, Inc	65
23,232		Alon USA Energy, Inc	283
411,583		Anadarko Petroleum Corp	25,518
133,211	*	Antero Resources Corp	3,039
280,300		Apache Corp	14,405
51,391		Archrock, Inc	637
14,064	e	Ardmore Shipping Corp	113
47,265	*	Atwood Oceanics, Inc	450
322,337		Baker Hughes, Inc	19,282
36,170	*	Bill Barrett Corp	165
26,221		Bristow Group, Inc	399
341,979		Cabot Oil & Gas Corp	8,177
23,456	*,e	California Resources Corp	353
117,615	*	Callon Petroleum Co	1,548
15,028	*,e	CARBO Ceramics, Inc	196
40,960	*	Carrizo Oil & Gas, Inc	1,174
147,239	*	Cheniere Energy, Inc	6,960
449,095	*	Chesapeake Energy Corp	2,668
1,383,296		Chevron Corp	148,524
68,278		Cimarex Energy Co	8,159
4,367	*	Clayton Williams Energy, Inc	577
62,618	*	Clean Energy Fuels Corp	160
104,456	*	Concho Resources, Inc	13,406
916,202		ConocoPhillips	45,691
169,243	*	Consol Energy, Inc	2,840
12,994	*	Contango Oil & Gas Co	95
64,271	*	Continental Resources, Inc	2,919
268

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
11,149	e	CVR Energy, Inc	$224
15,277	*	Dawson Geophysical Co	85
42,034		Delek US Holdings, Inc	1,020
266,127	*,e	Denbury Resources, Inc	687
388,368		Devon Energy Corp	16,203
66,927		DHT Holdings, Inc	299
47,743	*,e	Diamond Offshore Drilling, Inc	798
60,596	*	Diamondback Energy, Inc	6,285
17,982	*	Dorian LPG Ltd	189
28,933	*,e	Dril-Quip, Inc	1,578
72,966	*	Energen Corp	3,972
205,165		Ensco plc	1,836
405,888		EOG Resources, Inc	39,594
28,367	*,e	EP Energy Corp	135
127,879		EQT Corp	7,813
14,364	*	Era Group, Inc	190
17,517		Evolution Petroleum Corp	140
25,695	*	Exterran Corp	808
27,258	*,e	Extraction Oil & Gas, Inc	506
3,077,489		Exxon Mobil Corp	252,385
66,615	*,e	Fairmount Santrol Holdings, Inc	488
43,546	*	Forum Energy Technologies, Inc	901
26,300		Frank’s International NV	278
47,943		Frontline Ltd	323
32,033		GasLog Ltd	492
20,488	*	Gener8 Maritime, Inc	116
9,836	*	Geospace Technologies Corp	160
66,097		Golar LNG Ltd	1,846
26,945		Green Plains Renewable Energy, Inc	667
117,648	*	Gulfport Energy Corp	2,022
634,647		Halliburton Co	31,231
77,857	*	Helix Energy Solutions Group, Inc	605
71,374	e	Helmerich & Payne, Inc	4,751
209,403		Hess Corp	10,095
120,104		HollyFrontier Corp	3,404
23,510	*	Independence Contract Drilling, Inc	130
8,744	*	International Seaways, Inc	167
823	*	Isramco, Inc	96
47,827	*,e	Jones Energy, Inc (Class A)	122
1,425,609		Kinder Morgan, Inc	30,993
115,749	*,e	Kosmos Energy LLC	771
100,057	*	Laredo Petroleum Holdings, Inc	1,461
630,083		Marathon Oil Corp	9,955
388,000		Marathon Petroleum Corp	19,610
60,990	*	Matador Resources Co	1,451
19,934	*	Matrix Service Co	329
180,710	*	McDermott International, Inc	1,220
123,713		Murphy Oil Corp	3,537
208,794		Nabors Industries Ltd	2,729
281,302		National Oilwell Varco, Inc	11,277
9,713	*	Natural Gas Services Group, Inc	253
61,477		Navios Maritime Acq Corp	106
269

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
147,391	*	Newfield Exploration Co	$5,440
63,344	*	Newpark Resources, Inc	513
193,267		Noble Corp plc	1,196
317,190		Noble Energy, Inc	10,892
68,002	e	Nordic American Tanker Shipping	556
48,403	*,e	Northern Oil And Gas, Inc	126
170,623	*	Oasis Petroleum, Inc	2,433
568,080		Occidental Petroleum Corp	35,994
73,330		Oceaneering International, Inc	1,986
38,178	*	Oil States International, Inc	1,266
155,126		Oneok, Inc	8,600
26,237		Overseas Shipholding Group, Inc	101
15,683	*	Pacific Ethanol, Inc	107
10,734		Panhandle Oil and Gas, Inc (Class A)	206
23,180	*,e	Par Pacific Holdings, Inc	382
96,030	*	Parker Drilling Co	168
163,983	*	Parsley Energy, Inc	5,331
109,613		Patterson-UTI Energy, Inc	2,660
71,772		PBF Energy, Inc	1,591
40,095	*	PDC Energy, Inc	2,500
9,723	*	PHI, Inc	116
334,170		Phillips 66	26,473
42,944	*	Pioneer Energy Services Corp	172
120,314		Pioneer Natural Resources Co	22,406
173,948	*	Questar Market Resources, Inc	2,211
152,904		Range Resources Corp	4,450
32,964	*	Renewable Energy Group, Inc	344
4,186	*	Rex American Resources Corp	379
113,969	*	Rice Energy, Inc	2,701
9,601	*	RigNet, Inc	206
26,446	*	Ring Energy, Inc	286
93,726	*	Rowan Cos plc	1,460
42,512	e	RPC, Inc	778
72,096	*	RSP Permian, Inc	2,987
39,750	*,e	Sanchez Energy Corp	379
1,025,699		Schlumberger Ltd	80,107
121,758		Scorpio Tankers, Inc	541
11,768	*	SEACOR Holdings, Inc	814
273,827	*,e	Seadrill Ltd	452
48,551		SemGroup Corp	1,748
45,041	e	Ship Finance International Ltd	662
70,864		SM Energy Co	1,702
12,316	*	Smart Sand, Inc	200
359,770	*	Southwestern Energy Co	2,939
136,776	*,e	SRC Energy, Inc	1,154
111,107	*	Superior Energy Services	1,584
121,379		Targa Resources Investments, Inc	7,271
46,213	e	Teekay Corp	423
85,424		Teekay Tankers Ltd (Class A)	175
26,063	*	Tesco Corp	210
88,102		Tesoro Corp	7,142
61,337	*	Tetra Technologies, Inc	250
250,444	*,e	Transocean Ltd (NYSE)	3,118
270

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
36,980	*	Unit Corp	$893
54,527		US Silica Holdings Inc	2,617
344,996		Valero Energy Corp	22,870
26,733	*,e	W&T Offshore, Inc	74
724,687	*	Weatherford International Ltd	4,819
59,385		Western Refining, Inc	2,083
14,035	*	Westmoreland Coal Co	204
149,893	*	Whiting Petroleum Corp	1,418
33,684	*	Willbros Group, Inc	92
554,935		Williams Cos, Inc	16,421
51,116		World Fuel Services Corp	1,853
284,313	*	WPX Energy, Inc	3,807
		TOTAL ENERGY	1,099,317

FOOD & STAPLES RETAILING - 1.4%
19,849		Andersons, Inc	752
28,759	e	Casey’s General Stores, Inc	3,228
14,374	*,e	Chefs’ Warehouse Holdings, Inc	200
795,193		CVS Health Corp	62,423
10,217		Ingles Markets, Inc (Class A)	441
707,530		Kroger Co	20,865
6,410	*,e	Natural Grocers by Vitamin C	66
27,978	*	Performance Food Group Co	666
14,319		Pricesmart, Inc	1,320
763,555	*	Rite Aid Corp	3,245
17,661	*,e	Smart & Final Stores, Inc	214
27,344		Spartan Stores, Inc	957
103,685	*	Sprouts Farmers Market, Inc	2,397
191,905	*	Supervalu, Inc	741
378,652		Sysco Corp	19,660
36,929	*	United Natural Foods, Inc	1,596
33,013	*	US Foods Holding Corp	924
4,843		Village Super Market (Class A)	128
628,887		Walgreens Boots Alliance, Inc	52,229
1,113,067		Wal-Mart Stores, Inc	80,230
6,935		Weis Markets, Inc	414
236,947		Whole Foods Market, Inc	7,042
		TOTAL FOOD & STAPLES RETAILING	259,738

FOOD, BEVERAGE & TOBACCO - 5.1%
10,821		AdvancePierre Foods Holdings, Inc	337
2,319		Alico, Inc	61
1,445,323		Altria Group, Inc	103,225
18,848	*,e	Amplify Snack Brands, Inc	158
424,965		Archer Daniels Midland Co	19,565
48,393	e	B&G Foods, Inc (Class A)	1,948
44,222	*	Blue Buffalo Pet Products, Inc	1,017
6,759	*	Boston Beer Co, Inc (Class A)	978
40,474		Brown-Forman Corp	1,905
133,811		Brown-Forman Corp (Class B)	6,179
103,143		Bunge Ltd	8,175
271

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
10,841	e	Calavo Growers, Inc	$657
22,629	e	Cal-Maine Foods, Inc	833
137,959		Campbell Soup Co	7,897
3,512		Coca-Cola Bottling Co Consolidated	724
2,885,162		Coca-Cola Co	122,446
320,411		ConAgra Foods, Inc	12,925
117,113		Constellation Brands, Inc (Class A)	18,981
319,507		Costco Wholesale Corp	53,578
7,653	*	Craft Brewers Alliance, Inc	102
122,720	*	Darling International, Inc	1,782
70,011		Dean Foods Co	1,376
137,423		Dr Pepper Snapple Group, Inc	13,457
5,320	*	Farmer Bros Co	188
128,238		Flowers Foods, Inc	2,489
23,973		Fresh Del Monte Produce, Inc	1,420
15,781	*,e	Freshpet, Inc	174
440,990		General Mills, Inc	26,023
76,104	*	Hain Celestial Group, Inc	2,831
104,240		Hershey Co	11,388
199,780		Hormel Foods Corp	6,918
52,645		Ingredion, Inc	6,340
14,455	*,e	Inventure Foods, Inc	64
11,326		J&J Snack Foods Corp	1,535
85,788		J.M. Smucker Co	11,245
5,780		John B. Sanfilippo & Son, Inc	423
184,673		Kellogg Co	13,409
434,968		Kraft Heinz Co	39,499
108,161		Lamb Weston Holdings, Inc	4,549
14,003		Lancaster Colony Corp	1,804
19,323	*	Landec Corp	232
3,603	*	Lifeway Foods, Inc	39
8,386		Limoneira Co	175
85,901		McCormick & Co, Inc	8,380
137,192		Mead Johnson Nutrition Co	12,221
9,193		Mgp Ingredients, Inc	499
126,086		Molson Coors Brewing Co (Class B)	12,068
1,108,143		Mondelez International, Inc	47,739
310,077	*	Monster Beverage Corp	14,316
8,574		National Beverage Corp	725
15,084		Omega Protein Corp	302
1,069,570		PepsiCo, Inc	119,642
1,147,080		Philip Morris International, Inc	129,505
43,650		Pilgrim’s Pride Corp	982
85,273		Pinnacle Foods, Inc	4,935
46,235	*	Post Holdings, Inc	4,047
15,145	*	Primo Water Corp	206
610,136		Reynolds American, Inc	38,451
14,731		Sanderson Farms, Inc	1,530
192		Seaboard Corp	801
5,451	*	Seneca Foods Corp	197
60,218		Snyder’s-Lance, Inc	2,427
14,223	*,e	Synutra International, Inc	85
14,839	e	Tootsie Roll Industries, Inc	554
272

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
40,589	*,e	TreeHouse Foods, Inc	$3,436
4,760	*	Turning Point Brands, Inc	74
212,323		Tyson Foods, Inc (Class A)	13,103
16,609		Universal Corp	1,175
62,359		Vector Group Ltd	1,297
122,974	*	WhiteWave Foods Co (Class A)	6,905
		TOTAL FOOD, BEVERAGE & TOBACCO	934,653

HEALTH CARE EQUIPMENT & SERVICES - 5.2%
5,996	*,e	AAC Holdings, Inc	51
16,624		Abaxis, Inc	806
1,259,663		Abbott Laboratories	55,942
29,347	*	Abiomed, Inc	3,674
52,869	*,e	Acadia Healthcare Co, Inc	2,305
58,290	*	Accuray, Inc	277
20,426		Aceto Corp	323
4,240	*	Addus HomeCare Corp	136
249,547		Aetna Inc	31,830
26,310	*	Air Methods Corp	1,131
63,974	*	Alere, Inc	2,542
53,060	*	Align Technology, Inc	6,087
133,589	*	Allscripts Healthcare Solutions, Inc	1,694
8,300	*	Almost Family, Inc	403
21,596	*	Amedisys, Inc	1,103
6,596	*,e	American Renal Associates Holdings, Inc	111
121,078		AmerisourceBergen Corp	10,715
34,893	*	AMN Healthcare Services, Inc	1,417
9,253		Analogic Corp	702
18,523	*	Angiodynamics, Inc	321
10,943	*	Anika Therapeutics, Inc	475
192,673		Anthem, Inc	31,864
28,653	*,e	athenahealth, Inc	3,229
21,089	*	AtriCure, Inc	404
1,165		Atrion Corp	545
8,607	*,e	Avinger, Inc	16
18,090	*	AxoGen, Inc	189
53,973		Bard (C.R.), Inc	13,414
361,842		Baxter International, Inc	18,765
154,243		Becton Dickinson & Co	28,294
51,896	*,e	BioScrip, Inc	88
19,708	*	BioTelemetry, Inc	571
996,948	*	Boston Scientific Corp	24,794
135,933	*	Brookdale Senior Living, Inc	1,826
25,974		Cantel Medical Corp	2,081
21,051	*	Capital Senior Living Corp	296
242,655		Cardinal Health, Inc	19,789
23,626	*	Cardiovascular Systems, Inc	668
24,169	*,e	Castlight Health, Inc	88
124,149	*	Centene Corp	8,847
216,652	*	Cerner Corp	12,750
71,510	*,e	Cerus Corp	318
11,897		Chemed Corp	2,173
273

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
188,472		Cigna Corp	$27,609
11,529	*	Civitas Solutions, Inc	212
87,364	*	Community Health Systems, Inc	775
8,700	e	Computer Programs & Systems, Inc	244
27,401	*,e	ConforMIS, Inc	143
20,631		Conmed Corp	916
34,789		Cooper Cos, Inc	6,954
7,512	*	Corvel Corp	327
9,376	*	Cotiviti Holdings, Inc	390
22,090	*	Cross Country Healthcare, Inc	317
23,064		CryoLife, Inc	384
10,389	*	Cutera, Inc	215
447,698	*	Danaher Corp	38,292
116,425	*	DaVita, Inc	7,913
168,778		Dentsply Sirona, Inc	10,538
59,613	*	DexCom, Inc	5,051
31,033	*	Diplomat Pharmacy, Inc	495
155,180	*	Edwards Lifesciences Corp	14,598
59,131	*,e	Endologix, Inc	428
35,447		Ensign Group, Inc	666
3,873	*	Entellus Medical, Inc	53
84,226	*	Envision Healthcare Corp	5,165
8,762	*,e	Evolent Health, Inc	195
7,074	*	Exactech, Inc	178
441,490	*	Express Scripts Holding Co	29,099
28,070	*	Genesis Health Care, Inc	74
30,765	*	GenMark Diagnostics, Inc	394
12,233	*	Glaukos Corp	628
51,975	*	Globus Medical, Inc	1,539
38,562	*	Haemonetics Corp	1,564
35,247	*	Halyard Health, Inc	1,343
227,745	*	HCA Holdings, Inc	20,267
32,162	*	HealthEquity, Inc	1,365
65,205		Healthsouth Corp	2,791
18,780	*	HealthStream, Inc	455
60,006	*	Henry Schein, Inc	10,199
48,728		Hill-Rom Holdings, Inc	3,440
60,877	*	HMS Holdings Corp	1,238
207,113	*	Hologic, Inc	8,813
109,218		Humana, Inc	22,514
10,885	*	ICU Medical, Inc	1,662
64,854	*	Idexx Laboratories, Inc	10,027
11,764	*	Inogen Inc	912
43,464	*,e	Inovalon Holdings, Inc	548
41,898	*	Insulet Corp	1,805
22,691	*	Integer Holding Corp	912
44,740	*	Integra LifeSciences Holdings Corp	1,885
27,895	*	Intuitive Surgical, Inc	21,381
23,110		Invacare Corp	275
19,324	*,e	InVivo Therapeutics Holdings Corp	78
2,271	*,e	iRadimed Corp	20
5,587	*	IRIDEX Corp	66
18,489	*	K2M Group Holdings, Inc	379
274

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
61,383		Kindred Healthcare, Inc	$513
74,390	*	Laboratory Corp of America Holdings	10,673
7,415		Landauer, Inc	361
9,523		LeMaitre Vascular, Inc	235
9,839	*	LHC Group, Inc	530
29,927	*	LifePoint Hospitals, Inc	1,960
18,203	*	Magellan Health Services, Inc	1,257
29,924	*	Masimo Corp	2,791
156,545		McKesson Corp	23,209
39,014	*	Medidata Solutions, Inc	2,251
67,894	*	MEDNAX, Inc	4,710
1,036,159		Medtronic plc	83,473
31,965		Meridian Bioscience, Inc	441
32,366	*	Merit Medical Systems, Inc	935
31,755	*	Molina Healthcare, Inc	1,448
7,753		National Healthcare Corp	553
5,598		National Research Corp	110
24,197	*	Natus Medical, Inc	950
26,800	*	Neogen Corp	1,757
17,633	*	Nevro Corp	1,652
38,458	*,e	Nobilis Health Corp	65
37,361	*,e	Novocure Ltd	303
36,380	*	NuVasive, Inc	2,717
45,234	*	NxStage Medical, Inc	1,214
27,483	*	Omnicell, Inc	1,117
36,642	*	OraSure Technologies, Inc	474
12,159	*	Orthofix International NV	464
48,050		Owens & Minor, Inc	1,663
14,688	*	Oxford Immunotec Global plc	228
61,845	e	Patterson Cos, Inc	2,797
18,741	*,e	Penumbra, Inc	1,564
22,536	*	PharMerica Corp	527
30,743	*	Premier, Inc	979
10,213	*	Providence Service Corp	454
37,773	*	Quality Systems, Inc	576
105,165		Quest Diagnostics, Inc	10,326
21,781	*	Quidel Corp	493
21,841	*	Quorum Health Corp	119
25,914	*	RadNet, Inc	153
102,647		Resmed, Inc	7,388
37,335	*,e	Rockwell Medical, Inc	234
38,631	*	RTI Biologics, Inc	155
9,992	*,e	Second Sight Medical Products, Inc	12
77,335	*	Select Medical Holdings Corp	1,032
21,089	*,e	Senseonics Holdings, Inc	38
30,482	*	Spectranetics Corp	888
26,141	*	Staar Surgical Co	256
249,333		Stryker Corp	32,825
13,353	*	Surgery Partners, Inc	260
11,439	*	SurModics, Inc	275
15,157	*,e	Teladoc, Inc	379
32,425		Teleflex, Inc	6,282
275

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
59,665	*,e	Tenet Healthcare Corp	$1,057
23,599	*	Tivity Health, Inc	687
47,535	*,e	TransEnterix, Inc	58
18,039	*	Triple-S Management Corp (Class B)	317
697,779		UnitedHealth Group, Inc	114,443
42,895		Universal American Corp	428
63,572		Universal Health Services, Inc (Class B)	7,912
9,158		US Physical Therapy, Inc	598
2,349		Utah Medical Products, Inc	146
28,449	*	Varex Imaging Corp	956
69,859	*	Varian Medical Systems, Inc	6,366
56,676	*	VCA Antech, Inc	5,186
69,222	*	Veeva Systems, Inc	3,550
15,934	*	Vocera Communications, Inc	396
32,655	*	WellCare Health Plans, Inc	4,579
52,038		West Pharmaceutical Services, Inc	4,247
76,096	*	Wright Medical Group NV	2,368
25,871	*	Zeltiq Aesthetics, Inc	1,439
136,133		Zimmer Holdings, Inc	16,623
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	948,207

HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
323,551	*	Avon Products, Inc	1,424
4,290	*,e	Central Garden & Pet Co	159
24,471	*	Central Garden and Pet Co (Class A)	850
185,644		Church & Dwight Co, Inc	9,258
97,162		Clorox Co	13,100
641,220		Colgate-Palmolive Co	46,931
338,633		Coty, Inc	6,139
43,691	*	Edgewell Personal Care Co	3,196
46,250		Energizer Holdings, Inc	2,578
157,776		Estee Lauder Cos (Class A)	13,378
54,206	*,e	Herbalife Ltd	3,152
91,121	*	HRG Group, Inc	1,760
12,258		Inter Parfums, Inc	448
259,237		Kimberly-Clark Corp	34,123
4,694	*	Lifevantage Corp	25
8,647		Medifast, Inc	384
5,685	e	Natural Health Trends Corp	164
5,868		Nature’s Sunshine Products, Inc	59
40,942		Nu Skin Enterprises, Inc (Class A)	2,274
6,693		Nutraceutical International Corp	209
3,981		Oil-Dri Corp of America	148
6,476	e	Orchids Paper Products Co	155
1,884,198		Procter & Gamble Co	169,295
8,319	*	Revlon, Inc (Class A)	232
18,325		Spectrum Brands, Inc	2,547
6,864	*	USANA Health Sciences, Inc	395
10,350		WD-40 Co	1,128
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	313,511
276

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
INSURANCE - 4.2%
297,968		Aflac, Inc	$21,579
11,198	*	Alleghany Corp	6,883
65,031		Allied World Assurance Co Holdings Ltd	3,453
274,860		Allstate Corp	22,398
18,406	*	AMBAC Financial Group, Inc	347
59,335		American Equity Investment Life Holding Co	1,402
48,186		American Financial Group, Inc	4,598
749,366		American International Group, Inc	46,783
5,469		American National Insurance Co	645
13,468		Amerisafe, Inc	874
65,442		Amtrust Financial Services, Inc	1,208
194,107		Aon plc	23,039
84,604	*	Arch Capital Group Ltd	8,018
23,095		Argo Group International Holdings Ltd	1,566
130,135		Arthur J. Gallagher & Co	7,358
43,239		Aspen Insurance Holdings Ltd	2,251
41,493		Assurant, Inc	3,970
98,710		Assured Guaranty Ltd	3,663
18,971	*	Athene Holding Ltd	948
8,461	*	Atlas Financial Holdings, Inc	115
67,951		Axis Capital Holdings Ltd	4,555
6,904		Baldwin & Lyons, Inc (Class B)	169
1,397,608	*	Berkshire Hathaway, Inc (Class B)	232,953
4,749		Blue Capital Reinsurance Holdings Ltd	92
86,667		Brown & Brown, Inc	3,616
342,714		Chubb Ltd	46,695
112,100		Cincinnati Financial Corp	8,101
32,879	*,e	Citizens, Inc (Class A)	244
19,762		CNA Financial Corp	873
132,357		Conseco, Inc	2,713
11,609	e	Crawford & Co (Class B)	116
7,812		Donegal Group, Inc (Class A)	138
13,558	*	eHealth, Inc	163
6,754		EMC Insurance Group, Inc	189
24,104		Employers Holdings, Inc	915
6,955	*	Enstar Group Ltd	1,330
17,977		Erie Indemnity Co (Class A)	2,206
29,692		Everest Re Group Ltd	6,942
8,273		FBL Financial Group, Inc (Class A)	541
10,321		Federated National Holding Co	180
12,400	e	Fidelity & Guaranty Life	345
80,939		First American Financial Corp	3,179
194,828		FNF Group	7,587
368,772	*	Genworth Financial, Inc (Class A)	1,519
6,929	*	Global Indemnity Ltd	267
20,683	*	Greenlight Capital Re Ltd (Class A)	457
7,438	*	Hallmark Financial Services	82
31,429		Hanover Insurance Group, Inc	2,830
269,597		Hartford Financial Services Group, Inc	12,959
6,789	e	HCI Group, Inc	309
18,411		Heritage Insurance Holdings, Inc	235
29,606		Horace Mann Educators Corp	1,215
277

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
5,951		Independence Holding Co	$111
8,975		Infinity Property & Casualty Corp	857
1,119		Investors Title Co	177
10,696		James River Group Holdings Ltd	458
32,110		Kemper Corp	1,281
163,485		Lincoln National Corp	10,700
208,252		Loews Corp	9,740
43,759		Maiden Holdings Ltd	613
10,146	*	Markel Corp	9,901
382,039		Marsh & McLennan Cos, Inc	28,229
95,769	*	MBIA, Inc	811
20,342	e	Mercury General Corp	1,241
682,992		Metlife, Inc	36,076
35,673		National General Holdings Corp	848
1,551		National Western Life Group, Inc	472
16,676		Navigators Group, Inc	905
161,467		Old Republic International Corp	3,307
17,609		OneBeacon Insurance Group Ltd (Class A)	282
6,329	*,e	Patriot National, Inc	18
37,136		Primerica, Inc	3,053
198,757		Principal Financial Group	12,543
37,307		ProAssurance Corp	2,248
430,429		Progressive Corp	16,864
319,439		Prudential Financial, Inc	34,078
47,454		Reinsurance Group of America, Inc (Class A)	6,026
31,205		RenaissanceRe Holdings Ltd	4,514
30,938		RLI Corp	1,857
11,093		Safety Insurance Group, Inc	778
42,211		Selective Insurance Group, Inc	1,990
11,039		State Auto Financial Corp	303
21,827		State National Cos, Inc	314
16,901		Stewart Information Services Corp	747
44,037	*	Third Point Reinsurance Ltd	533
89,962		Torchmark Corp	6,931
213,843		Travelers Cos, Inc	25,777
14,056	*,e	Trupanion, Inc	200
16,104		United Fire & Casualty Co	689
12,682		United Insurance Holdings Corp	202
16,346		Universal Insurance Holdings, Inc	400
176,533		UnumProvident Corp	8,278
55,625		Validus Holdings Ltd	3,137
71,089		W.R. Berkley Corp	5,021
3,474		White Mountains Insurance Group Ltd	3,057
181,086		XL Group Ltd	7,218
		TOTAL INSURANCE	757,598

MATERIALS - 3.4%
22,177		A. Schulman, Inc	697
22,501	*	AdvanSix, Inc	615
16,379	*	AgroFresh Solutions, Inc	72
144,394		Air Products & Chemicals, Inc	19,535
228,124	*	AK Steel Holding Corp	1,640
83,129		Albemarle Corp	8,782
278

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
107,514		Alcoa Corp	$3,698
81,466	e	Allegheny Technologies, Inc	1,463
20,501		American Vanguard Corp	340
4,440		Ampco-Pittsburgh Corp	62
46,295		Aptargroup, Inc	3,564
46,088		Ashland Global Holdings, Inc	5,706
63,609		Avery Dennison Corp	5,127
121,805	*	Axalta Coating Systems Ltd	3,922
23,190		Balchem Corp	1,911
125,748		Ball Corp	9,338
69,866		Bemis Co, Inc	3,414
94,210	*	Berry Plastics Group, Inc	4,576
29,817	*	Boise Cascade Co	796
43,691		Cabot Corp	2,618
39,299		Calgon Carbon Corp	574
34,250		Carpenter Technology Corp	1,278
108,347		Celanese Corp (Series A)	9,735
36,798	*	Century Aluminum Co	467
169,311		CF Industries Holdings, Inc	4,969
5,158		Chase Corp	492
133,935		Chemours Co	5,157
47,225	*	Chemtura	1,577
12,556	*	Clearwater Paper Corp	703
161,710	*	Cliffs Natural Resources, Inc	1,328
23,538	*	Codexis, Inc	113
131,927	*,e	Coeur Mining, Inc	1,066
85,866		Commercial Metals Co	1,643
24,865	e	Compass Minerals International, Inc	1,687
98,051	*	Crown Holdings, Inc	5,192
8,022		Deltic Timber Corp	627
47,043		Domtar Corp	1,718
827,180		Dow Chemical Co	52,559
34,706		Eagle Materials, Inc	3,371
109,907		Eastman Chemical Co	8,880
192,399		Ecolab, Inc	24,115
647,177		EI du Pont de Nemours & Co	51,988
55,318	*	Ferro Corp	840
47,286		Ferroglobe plc	488
40,724	*,e	Flotek Industries, Inc	521
97,276		FMC Corp	6,769
10,806	*	Forterra, Inc	211
984,047	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	13,147
17,819		FutureFuel Corp	253
52,340	*	GCP Applied Technologies, Inc	1,709
39,231	*,e	Gold Resource Corp	177
236,879		Graphic Packaging Holding Co	3,049
20,286		Greif, Inc (Class A)	1,118
37,440		H.B. Fuller Co	1,930
1,617	*	Handy & Harman Ltd	44
7,923		Hawkins, Inc	388
9,402		Haynes International, Inc	358
54,162	*	Headwaters, Inc	1,272
279

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
266,380		Hecla Mining Co	$1,409
146,965		Huntsman Corp	3,607
30,403	*	Ingevity Corp	1,850
15,371		Innophos Holdings, Inc	830
18,027		Innospec, Inc	1,167
59,224		International Flavors & Fragrances, Inc	7,849
292,536		International Paper Co	14,855
13,103		Kaiser Aluminum Corp	1,047
62,146		Kapstone Paper and Packaging Corp	1,436
7,156		KMG Chemicals, Inc	330
15,231	*	Koppers Holdings, Inc	645
21,628	*	Kraton Polymers LLC	669
14,288		Kronos Worldwide, Inc	235
104,108	*	Louisiana-Pacific Corp	2,584
15,120	*,e	LSB Industries, Inc	142
242,878		LyondellBasell Industries AF S.C.A	22,148
47,207		Martin Marietta Materials, Inc	10,303
14,781		Materion Corp	496
25,740		Minerals Technologies, Inc	1,972
322,555		Monsanto Co	36,513
257,110		Mosaic Co	7,502
15,401	*	Multi Packaging Solutions International Ltd	276
18,118		Myers Industries, Inc	287
12,153		Neenah Paper, Inc	908
5,243		NewMarket Corp	2,376
394,716		Newmont Mining Corp	13,010
230,525		Nucor Corp	13,767
121,769		Olin Corp	4,003
6,559		Olympic Steel, Inc	122
32,453	*	Omnova Solutions, Inc	321
119,497	*	Owens-Illinois, Inc	2,435
69,449		Packaging Corp of America	6,363
32,454		PH Glatfelter Co	706
143,921	*	Platform Specialty Products Corp	1,874
61,942		PolyOne Corp	2,112
197,219		PPG Industries, Inc	20,724
211,086		Praxair, Inc	25,035
9,804		Quaker Chemical Corp	1,291
31,957	e	Rayonier Advanced Materials, Inc	430
18,294	*	Real Industry, Inc	52
51,675		Reliance Steel & Aluminum Co	4,135
48,353		Royal Gold, Inc	3,387
96,743		RPM International, Inc	5,324
8,418	*	Ryerson Holding Corp	106
19,399		Schnitzer Steel Industries, Inc (Class A)	401
22,501		Schweitzer-Mauduit International, Inc	932
33,262		Scotts Miracle-Gro Co (Class A)	3,106
145,870		Sealed Air Corp	6,357
31,510		Sensient Technologies Corp	2,497
59,434		Sherwin-Williams Co	18,436
30,199		Silgan Holdings, Inc	1,793
73,849		Sonoco Products Co	3,908
58,429		Southern Copper Corp (NY)	2,097
280

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
174,027		Steel Dynamics, Inc	$6,049
13,671		Stepan Co	1,077
90,832	*	Stillwater Mining Co	1,569
67,439	*	Summit Materials, Inc	1,666
48,451	*	SunCoke Energy, Inc	434
225,143		Tahoe Resources, Inc	1,808
29,755	*	TimkenSteel Corp	563
15,246	*	Trecora Resources	169
19,671		Tredegar Corp	345
19,262		Trinseo S.A.	1,292
47,159		Tronox Ltd	870
2,124	*	UFP Technologies, Inc	55
1,357		United States Lime & Minerals, Inc	107
113,508		United States Steel Corp	3,838
10,188	*,e	US Concrete, Inc	658
57,413		Valspar Corp	6,369
25,496	e	Valvoline, Inc	626
98,368		Vulcan Materials Co	11,851
28,083		Westlake Chemical Corp	1,855
185,895		WestRock Co	9,672
33,320		Worthington Industries, Inc	1,502
52,361		WR Grace & Co	3,650
		TOTAL MATERIALS	611,574

MEDIA - 3.1%
22,295		AMC Entertainment Holdings, Inc	701
44,802	*	AMC Networks, Inc	2,629
3,583		Cable One, Inc	2,237
265,828		CBS Corp (Class B)	18,438
57,360	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	178
146,877	*	Charter Communications, Inc	48,076
78,739		Cinemark Holdings, Inc	3,491
28,047		Clear Channel Outdoor Holdings, Inc (Class A)	170
3,551,107		Comcast Corp (Class A)	133,486
772	*,e	Daily Journal Corp	165
111,235	*	Discovery Communications, Inc (Class A)	3,236
162,226	*	Discovery Communications, Inc (Class C)	4,593
160,944	*	DISH Network Corp (Class A)	10,218
18,269	e	Entercom Communications Corp (Class A)	261
50,932		Entravision Communications Corp (Class A)	316
20,620	*,e	Eros International plc	212
44,238	*	EW Scripps Co (Class A)	1,037
86,657		Gannett Co, Inc	726
34,321	*	Global Eagle Entertainment, Inc	110
46,930	*	Gray Television, Inc	681
6,780	*	Hemisphere Media Group, Inc	80
43,669	*	Imax Corp	1,485
297,277		Interpublic Group of Cos, Inc	7,304
33,017		John Wiley & Sons, Inc (Class A)	1,776
7,655	*	Liberty Braves Group (Class A)	183
25,374	*	Liberty Braves Group (Class C)	600
18,006	*	Liberty Broadband Corp (Class A)	1,532
281

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
75,264	*	Liberty Broadband Corp (Class C)	$6,503
19,139	*,e	Liberty Media Group (Class A)	626
33,752	*,e	Liberty Media Group (Class C)	1,153
67,298	*	Liberty SiriusXM Group (Class A)	2,619
135,948	*	Liberty SiriusXM Group (Class C)	5,272
35,031	*,e	Lions Gate Entertainment Corp (Class A)	930
78,192	*	Lions Gate Entertainment Corp (Class B)	1,906
96,974	*	Live Nation, Inc	2,945
9,932	*	Loral Space & Communications, Inc	391
14,330	*	Madison Square Garden Co	2,862
37,799		MDC Partners, Inc	355
26,535		Meredith Corp	1,714
40,739	*	MSG Networks, Inc	951
46,358		National CineMedia, Inc	586
29,023		New Media Investment Group, Inc	412
83,356		New York Times Co (Class A)	1,200
283,916		News Corp	3,691
86,319		News Corp (Class B)	1,165
33,357		Nexstar Broadcasting Group, Inc (Class A)	2,340
173,829		Omnicom Group, Inc	14,986
15,910	*,e	Radio One, Inc	53
12,373	*	Reading International, Inc	192
60,087	e	Regal Entertainment Group (Class A)	1,357
3,654		Saga Communications, Inc	187
19,984		Scholastic Corp	851
61,043		Scripps Networks Interactive (Class A)	4,784
49,336		Sinclair Broadcast Group, Inc (Class A)	1,998
1,321,277	e	Sirius XM Holdings, Inc	6,805
161,282		TEGNA, Inc	4,132
579,483		Time Warner, Inc	56,621
81,058		Time, Inc	1,568
5,104	*	Townsquare Media, Inc	62
57,786		Tribune Co	2,154
19,202	*,e	tronc, Inc	267
808,385		Twenty-First Century Fox, Inc	26,184
357,708		Twenty-First Century Fox, Inc (Class B)	11,368
7,706		Viacom, Inc	376
254,275		Viacom, Inc (Class B)	11,854
1,199,125		Walt Disney Co	135,969
27,047		World Wrestling Entertainment, Inc (Class A)	601
		TOTAL MEDIA	563,911

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.1%
1,190,066		AbbVie, Inc	77,545
70,913	*,e	Acadia Pharmaceuticals, Inc	2,438
16,937	*,e	Accelerate Diagnostics, Inc	410
20,273	*	Acceleron Pharma, Inc	537
28,364	*,e	AcelRx Pharmaceuticals, Inc	89
86,253	*	Achillion Pharmaceuticals, Inc	363
6,392	*	Aclaris Therapeutics, Inc	191
31,389	*	Acorda Therapeutics, Inc	659
12,735	*,e	Adamas Pharmaceuticals, Inc	223
26,641	*	Aduro Biotech, Inc	286
282

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
26,299	*,e	Advaxis, Inc	$215
14,848	*	Adverum Biotechnologies, Inc	40
20,806	*	Aerie Pharmaceuticals, Inc	944
18,157	*	Aevi Genomic Medicine, Inc	34
56,789	*,e	Agenus, Inc	214
7,692	*	Agile Therapeutics, Inc	25
241,663		Agilent Technologies, Inc	12,777
22,963	*,e	Agios Pharmaceuticals, Inc	1,341
19,631	*,e	Aimmune Therapeutics, Inc	427
26,366	*	Akebia Therapeutics, Inc	243
62,292	*	Akorn, Inc	1,500
17,375	*,e	Albany Molecular Research, Inc	244
34,164	*,e	Alder Biopharmaceuticals, Inc	711
161,444	*	Alexion Pharmaceuticals, Inc	19,573
109,475	*	Alkermes plc	6,404
246,667		Allergan plc	58,934
54,942	*	Alnylam Pharmaceuticals, Inc	2,816
25,493	*	AMAG Pharmaceuticals, Inc	575
554,254		Amgen, Inc	90,937
106,521	*	Amicus Therapeutics, Inc	759
25,774	*	Amphastar Pharmaceuticals, Inc	374
34,224	*,e	Ampio Pharmaceuticals, Inc	27
23,093	*,e	Anavex Life Sciences Corp	133
5,767	*,e	ANI Pharmaceuticals, Inc	286
26,005	*,e	Anthera Pharmaceuticals, Inc	11
9,076	*	Applied Genetic Technologies Corp	63
12,007	*	Aptevo Therapeutics, Inc	25
619	*,e	AquaBounty Technologies, Inc	7
22,162	*,e	Aratana Therapeutics, Inc	117
22,973	*	Ardelyx, Inc	291
179,094	*	Arena Pharmaceuticals, Inc	261
126,892	*	Array Biopharma, Inc	1,134
39,456	*,e	Arrowhead Research Corp	73
17,138	*,e	Asterias Biotherapeutics, Inc	58
17,368	*	Atara Biotherapeutics, Inc	357
52,762	*,e	Athersys, Inc	90
3,387	*,e	Avexis, Inc	257
18,230	*,e	Axovant Sciences Ltd	272
7,312	*	Axsome Therapeutics, Inc	28
15,642	*,e	Bellicum Pharmaceuticals, Inc	193
53,741	*	BioCryst Pharmaceuticals, Inc	451
161,844	*	Biogen Idec, Inc	44,251
126,546	*	BioMarin Pharmaceutical, Inc	11,108
59,746	*,e	Bio-Path Holdings, Inc	49
15,517	*	Bio-Rad Laboratories, Inc (Class A)	3,093
3,856	*	Biospecifics Technologies Corp	211
28,168		Bio-Techne Corp	2,863
37,736	*	BioTime, Inc	130
80,988	*	Bioverativ, Inc	4,411
30,604	*	Bluebird Bio, Inc	2,782
14,832	*	Blueprint Medicines Corp	593
1,227,498		Bristol-Myers Squibb Co	66,751
283

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
77,306		Bruker BioSciences Corp	$1,804
23,380	*	Cambrex Corp	1,287
19,366	*,e	Cara Therapeutics Inc	356
74,481	*	Catalent, Inc	2,109
569,013	*	Celgene Corp	70,802
73,063	*,e	Celldex Therapeutics, Inc	264
7,210	*	Cellular Biomedicine Group, Inc	85
30,752	*,e	Cempra, Inc	115
35,378	*	Charles River Laboratories International, Inc	3,182
18,304	*	ChemoCentryx, Inc	133
30,594	*	Chimerix, Inc	195
21,144	*	ChromaDex Corp	57
8,028	*	Cidara Therapeutics, Inc	63
23,470	*	Clovis Oncology, Inc	1,494
21,791	*	Coherus Biosciences, Inc	461
9,867	*,e	Collegium Pharmaceutical, Inc	99
11,239	*	Concert Pharmaceuticals Inc	192
54,169	*	Corcept Therapeutics, Inc	594
84,568	*	Curis, Inc	235
25,879	*	Cytokinetics, Inc	333
15,216	*	CytomX Therapeutics, Inc	263
41,833	*,e	CytRx Corp	19
44,278	*	Depomed, Inc	556
18,177	*	Dermira, Inc	620
8,535	*	Dimension Therapeutics, Inc	15
84,059	*	Durect Corp	88
28,496	*,e	Dynavax Technologies Corp	170
6,368	*,e	Eagle Pharmaceuticals, Inc	528
12,202	*	Edge Therapeutics, Inc	111
5,311	*,e	Editas Medicine, Inc	119
17,506	*,e	Egalet Corp	89
2,424	*	Eiger BioPharmaceuticals, Inc	28
722,256		Eli Lilly & Co	60,749
24,015	*	Emergent Biosolutions, Inc	697
11,786	*	Enanta Pharmaceuticals, Inc	363
152,236	*	Endo International plc	1,699
33,769	*	Endocyte, Inc	87
27,058	*	Enzo Biochem, Inc	226
29,818	*,e	Epizyme, Inc	511
9,694	*	Esperion Thereapeutics, Inc	342
77,791	*,e	Exact Sciences Corp	1,837
166,602	*	Exelixis, Inc	3,610
38,418	*	FibroGen, Inc	947
19,800	*	Five Prime Therapeutics, Inc	716
7,262	*	Flex Pharma, Inc	32
19,463	*,e	Flexion Therapeutics Inc	524
20,851	*	Fluidigm Corp	119
24,951	*,e	Fortress Biotech, Inc	92
8,878	*,e	Foundation Medicine, Inc	286
6,476	*,e	Galena Biopharma, Inc	4
12,920	*	Genomic Health, Inc	407
114,325	*,e	Geron Corp	260
974,960		Gilead Sciences, Inc	66,219
284

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
12,106	*	Global Blood Therapeutics, Inc	$446
7,728	*	GlycoMimetics Inc	42
79,065	*,e	Halozyme Therapeutics, Inc	1,025
23,400	*,e	Heron Therapeutics, Inc	351
4,132	*	Heska Corp	434
118,653	*	Horizon Pharma plc	1,754
62,986	*,e	Idera Pharmaceuticals, Inc	156
22,215	*	Ignyta, Inc	191
108,454	*	Illumina, Inc	18,507
8,484	*,e	Immune Design Corp	58
65,469	*,e	Immunogen, Inc	253
69,521	*,e	Immunomedics, Inc	450
53,162	*	Impax Laboratories, Inc	672
30,663	*	INC Research Holdings, Inc	1,406
120,847	*	Incyte Corp	16,154
36,466	*	Infinity Pharmaceuticals, Inc	118
63,139	e	Innoviva, Inc	873
13,739	*,e	Inotek Pharmaceuticals Corp	27
49,160	*,e	Inovio Pharmaceuticals, Inc	325
45,452	*	Insmed, Inc	796
17,481	*,e	Insys Therapeutics, Inc	184
4,943	*,e	Intellia Therapeutics, Inc	70
12,146	*,e	Intercept Pharmaceuticals, Inc	1,374
18,642	*	Intersect ENT, Inc	320
25,348	*,e	Intra-Cellular Therapies, Inc	412
41,392	*,e	Intrexon Corp	820
15,922	*	Invitae Corp	176
89,084	*,e	Ionis Pharmaceuticals, Inc	3,581
95,014	*,e	Ironwood Pharmaceuticals, Inc	1,621
2,026,961		Johnson & Johnson	252,458
46,335	*,e	Juno Therapeutics, Inc	1,028
17,078	*	Karyopharm Therapeutics, Inc	219
59,203	*,e	Keryx Biopharmaceuticals, Inc	365
28,782	*,e	Kite Pharma, Inc	2,259
8,512	*,e	La Jolla Pharmaceutical Co	254
19,506	*,e	Lannett Co, Inc	436
30,110	*,e	Lexicon Pharmaceuticals, Inc	432
13,029	*	Ligand Pharmaceuticals, Inc (Class B)	1,379
34,093	*	Lion Biotechnologies, Inc	254
11,696	*,e	Lipocine, Inc	46
9,258	*	Loxo Oncology, Inc	390
31,134		Luminex Corp	572
23,459	*	MacroGenics, Inc	436
81,217	*	Mallinckrodt plc	3,620
46,650	*,e	MannKind Corp	69
49,764	*,e	Medicines Co	2,433
22,034	*,e	MediciNova, Inc	132
5,025	*	Medpace Holdings, Inc	150
2,047,734		Merck & Co, Inc	130,113
90,592	*,e	Merrimack Pharmaceuticals, Inc	279
19,507	*	Mettler-Toledo International, Inc	9,342
79,969	*,e	MiMedx Group, Inc	762
285

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
12,264	*	Minerva Neurosciences, Inc	$99
7,201	*	Mirati Therapeutics, Inc	37
44,870	*	Momenta Pharmaceuticals, Inc	599
339,469	*	Mylan NV	13,236
8,608	*	MyoKardia, Inc	113
51,524	*,e	Myriad Genetics, Inc	989
10,862	*	NanoString Technologies, Inc	216
12,660	*,e	NantKwest, Inc	45
19,889	*	Natera, Inc	176
96,260	*	Nektar Therapeutics	2,259
38,546	*	NeoGenomics, Inc	304
10,102	*,e	Neos Therapeutics, Inc	73
63,342	*	Neurocrine Biosciences, Inc	2,743
14,869	*	NewLink Genetics Corp	358
197,987	*,e	Novavax, Inc	253
13,115	*,e	Ocular Therapeutix, Inc	122
29,642	*,e	Omeros Corp	448
12,341	*	OncoMed Pharmaceuticals, Inc	114
22,405	*	Ophthotech Corp	82
238,337	*,e	Opko Health, Inc	1,907
60,008	*,e	Organovo Holdings, Inc	191
18,209	*	Otonomy, Inc	223
31,664	*,e	OvaScience, Inc	59
55,440	*	Pacific Biosciences of California, Inc	287
27,071	*	Pacira Pharmaceuticals, Inc	1,234
9,271	*	Paratek Pharmaceuticals, Inc	178
36,119	*	Parexel International Corp	2,279
25,000	*	Patheon NV	658
120,653		PDL BioPharma, Inc	274
80,589	*	PerkinElmer, Inc	4,679
102,293		Perrigo Co plc	6,791
12,158	*	Pfenex, Inc	71
4,418,311		Pfizer, Inc	151,150
43,415		PharmAthene, Inc	35
12,927		Phibro Animal Health Corp	363
36,240	*	Portola Pharmaceuticals, Inc	1,420
17,808	*	PRA Health Sciences, Inc	1,162
38,233	*	Prestige Brands Holdings, Inc	2,124
51,583	*	Progenics Pharmaceuticals, Inc	487
4,860	*	Protagonist Therapeutics, Inc	62
5,062	*	Proteostasis Therapeutics, Inc	40
25,750	*,e	Prothena Corp plc	1,437
25,096	*	PTC Therapeutics, Inc	247
20,506	*	Puma Biotechnology, Inc	763
162,074	*	QIAGEN NV	4,695
104,304	*	Quintiles Transnational Holdings, Inc	8,400
23,135	*	Radius Health, Inc	894
4,072	*,e	Reata Pharmaceuticals, Inc	92
57,123	*	Regeneron Pharmaceuticals, Inc	22,136
15,571	*	REGENXBIO, Inc	301
29,873	*,e	Regulus Therapeutics, Inc	49
23,464	*	Repligen Corp	826
25,726	*	Retrophin, Inc	475
286

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
15,494	*	Revance Therapeutics, Inc	$322
66,996	*	Rigel Pharmaceuticals, Inc	222
22,182	*	Sage Therapeutics, Inc	1,576
52,234	*	Sangamo Biosciences, Inc	272
36,209	*,e	Sarepta Therapeutics, Inc	1,072
38,141	*	Sciclone Pharmaceuticals, Inc	374
71,265	*	Seattle Genetics, Inc	4,480
13,345	*,e	Seres Therapeutics, Inc	150
20,814	*,e	Sorrento Therapeutics, Inc	82
14,246	*	Spark Therapeutics, Inc	760
47,540	*	Spectrum Pharmaceuticals, Inc	309
12,168	*,e	Stemline Therapeutics, Inc	104
18,349	*,e	Sucampo Pharmaceuticals, Inc (Class A)	202
34,621	*	Supernus Pharmaceuticals, Inc	1,084
2,800	*	Syndax Pharmaceuticals, Inc	38
131,372	*,e	Synergy Pharmaceuticals, Inc	612
54,879	*,e	Synthetic Biologics, Inc	35
7,419	*,e	T2 Biosystems, Inc	39
29,885	*,e	Teligent, Inc	233
20,993	*	TESARO, Inc	3,230
26,726	*	Tetraphase Pharmaceuticals, Inc	246
26,551	*,e	TG Therapeutics, Inc	309
98,667	*,e	TherapeuticsMD, Inc	710
29,259	*	Theravance Biopharma, Inc	1,077
289,810		Thermo Fisher Scientific, Inc	44,515
13,797	*,e	Titan Pharmaceuticals, Inc	46
6,981	*,m	Tobira Therapeutics, Inc	96
7,534	*,e	Tokai Pharmaceuticals, Inc	6
32,080	*,e	Trevena, Inc	118
17,931	*,e	Trovagene, Inc	21
26,573	*	Ultragenyx Pharmaceutical, Inc	1,801
32,934	*	United Therapeutics Corp	4,459
26,593	*	Vanda Pharmaceuticals, Inc	372
10,409	*	Veracyte, Inc	96
20,135	*	Versartis, Inc	430
181,159	*	Vertex Pharmaceuticals, Inc	19,810
16,565	*,e	Vital Therapies, Inc	66
8,673	*	Voyager Therapeutics, Inc	115
57,722	*	VWR Corp	1,628
56,360	*	Waters Corp	8,810
5,620	*,e	WaVe Life Sciences Pte Ltd	155
8,356	*	XBiotech, Inc	138
23,768	*	Xencor Inc	569
12,439	*	Zafgen, Inc	58
90,754	*,e	ZIOPHARM Oncology, Inc	575
331,318		Zoetis, Inc	17,682
14,763	*	Zogenix, Inc	160
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,465,940

REAL ESTATE - 4.0%
52,319		Acadia Realty Trust	1,573
16,903		Agree Realty Corp	811
287

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
34,159		Alexander & Baldwin, Inc	$1,521
1,574		Alexander’s, Inc	680
64,858		Alexandria Real Estate Equities, Inc	7,168
8,343	*,e	Altisource Portfolio Solutions S.A.	307
28,646		American Assets Trust,Inc	1,199
96,842		American Campus Communities, Inc	4,609
130,151		American Homes 4 Rent	2,988
312,373		American Tower Corp	37,966
115,722		Apartment Investment & Management Co (Class A)	5,132
107,624		Apple Hospitality REIT, Inc	2,056
22,700		Armada Hoffler Properties, Inc	315
20,771		Ashford Hospitality Prime, Inc	220
61,750		Ashford Hospitality Trust, Inc	393
7,072	*,e	AV Homes, Inc	116
101,923		AvalonBay Communities, Inc	18,713
13,459		Bluerock Residential Growth REIT, Inc	166
113,039		Boston Properties, Inc	14,967
127,370		Brandywine Realty Trust	2,067
141,963		Brixmor Property Group, Inc	3,047
64,335		Camden Property Trust	5,176
61,176		Care Capital Properties, Inc	1,644
42,178		CareTrust REIT, Inc	709
29,192		CatchMark Timber Trust Inc	336
124,137		CBL & Associates Properties, Inc	1,184
219,391	*	CBRE Group, Inc	7,633
62,949		Cedar Realty Trust, Inc	316
28,285		Chatham Lodging Trust	559
44,088		Chesapeake Lodging Trust	1,056
13,323		City Office REIT, Inc	162
407,652		Colony NorthStar, Inc	5,263
47,997		Colony Starwood Homes	1,629
92,725		Columbia Property Trust, Inc	2,063
9,586		Community Healthcare Trust, Inc	229
3,235		Consolidated-Tomoka Land Co	173
86,682		CoreCivic, Inc	2,724
9,299	e	CorEnergy Infrastructure Trust, Inc	314
24,799		Coresite Realty	2,233
69,853		Corporate Office Properties Trust	2,312
205,587		Cousins Properties, Inc	1,700
266,366		Crown Castle International Corp	25,158
131,589		CubeSmart	3,416
54,639		CyrusOne, Inc	2,812
65,501		DCT Industrial Trust, Inc	3,152
227,125		DDR Corp	2,846
148,119		DiamondRock Hospitality Co	1,652
112,814		Digital Realty Trust, Inc	12,002
104,001		Douglas Emmett, Inc	3,994
256,864		Duke Realty Corp	6,748
55,010		DuPont Fabros Technology, Inc	2,728
17,274		Easterly Government Properties, Inc	342
23,492		EastGroup Properties, Inc	1,727
48,917		Education Realty Trust, Inc	1,998
89,883		Empire State Realty Trust, Inc	1,855
288

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
46,901		Entertainment Properties Trust	$3,453
55,451		Equinix, Inc	22,201
90,071	*	Equity Commonwealth	2,812
58,881		Equity Lifestyle Properties, Inc	4,537
263,335		Equity Residential	16,385
48,297		Essex Property Trust, Inc	11,182
89,496		Extra Space Storage, Inc	6,658
8,777		Farmland Partners, Inc	98
52,442		Federal Realty Investment Trust	7,001
100,810		FelCor Lodging Trust, Inc	757
82,257		First Industrial Realty Trust, Inc	2,190
42,783		First Potomac Realty Trust	440
169,880		Forest City Realty Trust, Inc	3,700
25,631	*	Forestar Group, Inc	350
44,705		Four Corners Property Trust, Inc	1,021
72,511		Franklin Street Properties Corp	880
4,942	*	FRP Holdings, Inc	198
134,416		Gaming and Leisure Properties, Inc	4,492
54,016		Geo Group, Inc	2,505
18,198		Getty Realty Corp	460
427,695		GGP, Inc	9,914
15,436		Gladstone Commercial Corp	319
41,745	*,e	Global Net Lease, Inc	1,005
51,670	e	Government Properties Income Trust	1,081
103,258		Gramercy Property Trust	2,716
347,379		HCP, Inc	10,866
76,928		Healthcare Realty Trust, Inc	2,500
100,396		Healthcare Trust of America, Inc	3,158
31,185		Hersha Hospitality Trust	586
27,225		HFF, Inc (Class A)	753
71,216		Highwoods Properties, Inc	3,499
118,720		Hospitality Properties Trust	3,743
536,882		Host Marriott Corp	10,018
26,825	*	Howard Hughes Corp	3,145
84,555		Hudson Pacific Properties	2,929
29,912		Independence Realty Trust, Inc	280
90,609		Investors Real Estate Trust	537
64,629	*	Invitation Homes, Inc	1,411
192,234		Iron Mountain, Inc	6,857
53,599	*	iStar Financial, Inc	632
33,300		Jones Lang LaSalle, Inc	3,711
61,074		Kennedy-Wilson Holdings, Inc	1,356
67,058		Kilroy Realty Corp	4,834
297,898		Kimco Realty Corp	6,581
60,886		Kite Realty Group Trust	1,309
60,834		Lamar Advertising Co	4,547
78,833		LaSalle Hotel Properties	2,282
162,758		Lexington Realty Trust	1,624
109,119		Liberty Property Trust	4,207
33,914		Life Storage, Inc	2,785
27,155		LTC Properties, Inc	1,301
107,468		Macerich Co	6,921
289

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
67,066		Mack-Cali Realty Corp	$1,807
9,904	*	Marcus & Millichap, Inc	243
205,740	e	Medical Properties Trust, Inc	2,652
84,302		Mid-America Apartment Communities, Inc	8,577
46,125		Monmouth Real Estate Investment Corp (Class A)	658
121,396		Monogram Residential Trust, Inc	1,210
27,658		National Health Investors, Inc	2,009
109,441		National Retail Properties, Inc	4,774
25,850		National Storage Affiliates Trust	618
55,714		New Senior Investment Group, Inc	568
14,395		NexPoint Residential Trust, Inc	348
42,262		NorthStar Realty Europe Corp	490
136,847		Omega Healthcare Investors, Inc	4,515
9,027		One Liberty Properties, Inc	211
101,625		Outfront Media, Inc	2,698
133,994		Paramount Group, Inc	2,172
83,547		Park Hotels & Resorts, Inc	2,145
31,089		Parkway, Inc	618
53,141	e	Pebblebrook Hotel Trust	1,552
52,388		Pennsylvania REIT	793
99,449		Physicians Realty Trust	1,976
107,121		Piedmont Office Realty Trust, Inc	2,290
30,172		Potlatch Corp	1,379
16,337		Preferred Apartment Communities, Inc	216
388,040		Prologis, Inc	20,132
14,667		PS Business Parks, Inc	1,683
109,722		Public Storage, Inc	24,019
34,553		QTS Realty Trust, Inc	1,684
69,475	*	Quality Care Properties, Inc	1,310
62,959		RAIT Investment Trust	201
57,913		Ramco-Gershenson Properties	812
92,432		Rayonier, Inc	2,620
13,117		Re/Max Holdings, Inc	780
108,646		Realogy Holdings Corp	3,237
191,583		Realty Income Corp	11,405
106,435		Regency Centers Corp	7,066
73,323		Retail Opportunities Investment Corp	1,542
173,060		Retail Properties of America, Inc	2,496
48,113		Rexford Industrial Realty, Inc	1,084
90,156		RLJ Lodging Trust	2,120
5,123		RMR Group, Inc	254
32,495		Ryman Hospitality Properties	2,009
47,769		Sabra Healthcare REIT, Inc	1,334
6,582		Saul Centers, Inc	406
91,873	*	SBA Communications Corp	11,059
45,730		Select Income REIT	1,179
174,669		Senior Housing Properties Trust	3,537
18,501	e	Seritage Growth Properties	798
28,907		Silver Bay Realty Trust Corp	621
228,236		Simon Property Group, Inc	39,263
72,261		SL Green Realty Corp	7,704
354,302		Spirit Realty Capital, Inc	3,589
33,773	*	St. Joe Co	576
290

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
50,811	*	STAG Industrial, Inc	$1,271
112,095		STORE Capital Corp	2,677
4,495		Stratus Properties, Inc	123
65,192		Summit Hotel Properties, Inc	1,042
49,498		Sun Communities, Inc	3,976
147,821		Sunstone Hotel Investors, Inc	2,266
70,998		Tanger Factory Outlet Centers, Inc	2,327
43,997		Taubman Centers, Inc	2,905
10,268	*	Tejon Ranch Co	225
31,885		Terreno Realty Corp	893
34,663		Tier REIT, Inc	602
13,643	*	Trinity Place Holdings, Inc	100
197,090		UDR, Inc	7,146
15,857		UMH Properties, Inc	241
90,140		Uniti Group, Inc	2,330
9,264		Universal Health Realty Income Trust	598
66,647		Urban Edge Properties	1,753
20,808		Urstadt Biddle Properties, Inc (Class A)	428
251,154		Ventas, Inc	16,335
718,252		VEREIT, Inc	6,098
128,760		Vornado Realty Trust	12,916
139,812		Washington Prime Group, Inc	1,215
50,804		Washington REIT	1,589
86,814		Weingarten Realty Investors	2,899
265,618		Welltower, Inc	18,811
548,600		Weyerhaeuser Co	18,641
19,472		Whitestone REIT	269
76,656		WP Carey, Inc	4,770
79,064		Xenia Hotels & Resorts, Inc	1,350
		TOTAL REAL ESTATE	727,421

RETAILING - 5.0%
18,290	*	1-800-FLOWERS.COM, Inc (Class A)	187
48,207		Aaron’s, Inc	1,434
51,631	e	Abercrombie & Fitch Co (Class A)	616
51,959		Advance Auto Parts, Inc	7,703
287,031	*	Amazon.com, Inc	254,465
122,461		American Eagle Outfitters, Inc	1,718
6,968	*	America’s Car-Mart, Inc	254
14,849	*	Asbury Automotive Group, Inc	892
157,653	*,e	Ascena Retail Group, Inc	672
13,652	*	At Home Group, Inc	207
48,275	*	Autonation, Inc	2,042
21,598	*	AutoZone, Inc	15,616
29,015	*	Barnes & Noble Education, Inc	278
36,768		Barnes & Noble, Inc	340
107,825		Bed Bath & Beyond, Inc	4,255
204,689		Best Buy Co, Inc	10,060
14,390	e	Big 5 Sporting Goods Corp	217
33,402	e	Big Lots, Inc	1,626
9,762	*,e	Boot Barn Holdings, Inc	97
21,122	e	Buckle, Inc	393
291

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
8,786	*	Build-A-Bear Workshop, Inc	$78
52,052	*	Burlington Stores, Inc	5,064
37,763	*	Cabela’s, Inc	2,006
28,267		Caleres, Inc	747
8,124		Camping World Holdings, Inc	262
143,597	*	Carmax, Inc	8,504
19,356		Cato Corp (Class A)	425
95,824		Chico’s FAS, Inc	1,361
13,847		Children’s Place Retail Stores, Inc	1,662
11,556		Citi Trends, Inc	196
11,400	*,e	Container Store Group, Inc	48
34,312		Core-Mark Holding Co, Inc	1,070
53,366		CST Brands, Inc	2,566
32,976	*	Destination XL Group, Inc	94
64,932		Dick’s Sporting Goods, Inc	3,160
13,964		Dillard’s, Inc (Class A)	729
206,542		Dollar General Corp	14,402
167,177	*	Dollar Tree, Inc	13,117
49,292		DSW, Inc (Class A)	1,019
7,236	*,e	Duluth Holdings, Inc	154
76,812	*	Etsy, Inc	816
86,717		Expedia, Inc	10,941
55,323	*	Express Parent LLC	504
33,805		Finish Line, Inc (Class A)	481
40,021	*	Five Below, Inc	1,733
99,154		Foot Locker, Inc	7,418
25,440	*	Francesca’s Holdings Corp	390
27,215	e	Fred’s, Inc (Class A)	357
13,967	*	FTD Cos, Inc	281
56,382		GameStop Corp (Class A)	1,271
164,788		Gap, Inc	4,003
15,061	*	Genesco, Inc	835
108,483		Genuine Parts Co	10,025
50,651	e	GNC Holdings, Inc	373
15,433		Group 1 Automotive, Inc	1,143
273,128	*	Groupon, Inc	1,073
44,451		Guess?, Inc	496
16,062		Haverty Furniture Cos, Inc	391
16,994	*,e	Hibbett Sports, Inc	501
919,888		Home Depot, Inc	135,067
24,109		HSN, Inc	894
228,517	*,e	JC Penney Co, Inc	1,408
12,718		Kirkland’s, Inc	158
137,008		Kohl’s Corp	5,454
177,833		L Brands, Inc	8,376
12,586	*	Lands’ End, Inc	270
39,468	*	Liberty Expedia Holdings, Inc	1,795
329,671	*	Liberty Interactive Corp	6,600
53,282	*	Liberty TripAdvisor Holdings, Inc	751
59,202	*	Liberty Ventures	2,633
16,930		Lithia Motors, Inc (Class A)	1,450
222,202	*	LKQ Corp	6,504
662,639		Lowe’s Companies, Inc	54,476
292

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
19,294	*,e	Lumber Liquidators, Inc	$405
229,133		Macy’s, Inc	6,791
18,578	*	MarineMax, Inc	402
69,469	*	Michaels Cos, Inc	1,555
23,604	e	Monro Muffler, Inc	1,230
26,054	*	Murphy USA, Inc	1,913
301,542	*	NetFlix, Inc	44,571
91,431	e	Nordstrom, Inc	4,258
20,499		Nutri/System, Inc	1,138
405,707		Office Depot, Inc	1,893
12,772	*	Ollie’s Bargain Outlet Holdings, Inc	428
69,719	*	O’Reilly Automotive, Inc	18,813
8,893	*	Overstock.com, Inc	153
17,507	*,e	Party City Holdco, Inc	246
28,675		Penske Auto Group, Inc	1,342
5,700	e	PetMed Express, Inc	115
59,095		Pier 1 Imports, Inc	423
36,478	*	Priceline.com, Inc	64,930
38,310	e	Rent-A-Center, Inc	340
28,484	*,e	Restoration Hardware Holdings, Inc	1,318
291,057		Ross Stores, Inc	19,172
107,246	*	Sally Beauty Holdings, Inc	2,192
33,626	*	Select Comfort Corp	834
10,447		Shoe Carnival, Inc	257
25,881	*	Shutterfly, Inc	1,250
51,090		Signet Jewelers Ltd	3,539
20,728		Sonic Automotive, Inc (Class A)	416
19,952	*,e	Sportsman’s Warehouse Holdings, Inc	95
25,073	e	Stage Stores, Inc	65
477,765		Staples, Inc	4,190
21,273	e	Stein Mart, Inc	64
36,113	e	Tailored Brands, Inc	540
407,217		Target Corp	22,474
81,351		Tiffany & Co	7,753
24,339		Tile Shop Holdings, Inc	469
6,790		Tilly’s, Inc	61
486,715		TJX Companies, Inc	38,489
96,551		Tractor Supply Co	6,659
84,546	*	TripAdvisor, Inc	3,649
32,864	*	Tuesday Morning Corp	123
43,094	*	Ulta Salon Cosmetics & Fragrance, Inc	12,292
64,021	*	Urban Outfitters, Inc	1,521
17,699	*	Vitamin Shoppe, Inc	357
23,281	*,e	Wayfair, Inc	943
11,292	*	West Marine, Inc	108
65,447	e	Williams-Sonoma, Inc	3,509
1,945		Winmark Corp	220
11,661	*	Zumiez, Inc	213
		TOTAL RETAILING	912,322

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.2%
3,767	*,e	Acacia Communications, Inc	221
293

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
29,482	*	Advanced Energy Industries, Inc	$2,021
555,757	*	Advanced Micro Devices, Inc	8,086
15,539	*	Alpha & Omega Semiconductor Ltd	267
23,188	*,e	Ambarella, Inc	1,269
73,241	*	Amkor Technology, Inc	849
265,755		Analog Devices, Inc	21,779
787,372		Applied Materials, Inc	30,629
20,849	*	Axcelis Technologies, Inc	392
277,540		Broadcom Ltd	60,770
52,087		Brooks Automation, Inc	1,167
17,924		Cabot Microelectronics Corp	1,373
47,258	*	Cavium, Inc	3,386
15,710	*	Ceva, Inc	558
46,294	*	Cirrus Logic, Inc	2,810
18,761		Cohu, Inc	346
73,485	*	Cree, Inc	1,964
229,885		Cypress Semiconductor Corp	3,163
28,713	*	Diodes, Inc	690
19,178	*	DSP Group, Inc	230
105,554	*	Entegris, Inc	2,470
28,026	*	Exar Corp	365
54,056	*,e	First Solar, Inc	1,465
47,336	*	Formfactor, Inc	561
30,864	*	GigOptix, Inc	95
5,612	*,e	Impinj, Inc	170
29,376	*	Inphi Corp	1,434
99,540	*	Integrated Device Technology, Inc	2,356
3,489,918		Intel Corp	125,881
16,725		IXYS Corp	243
112,935		Kla-Tencor Corp	10,737
50,517	*	Kopin Corp	207
117,308		Lam Research Corp	15,058
90,159	*	Lattice Semiconductor Corp	624
23,787	*	MA-COM Technology Solutions	1,149
302,002		Marvell Technology Group Ltd	4,609
206,782		Maxim Integrated Products, Inc	9,297
40,851	*	MaxLinear, Inc	1,146
151,364		Microchip Technology, Inc	11,168
761,258	*	Micron Technology, Inc	22,000
80,866	*	Microsemi Corp	4,167
39,433		MKS Instruments, Inc	2,711
29,204		Monolithic Power Systems, Inc	2,690
18,167	*	Nanometrics, Inc	553
21,168	*,e	NeoPhotonics Corp Ltd	191
3,184		NVE Corp	264
377,014		NVIDIA Corp	41,068
306,305	*	ON Semiconductor Corp	4,745
20,605	*	PDF Solutions, Inc	466
46,544	*	Photronics, Inc	498
20,135		Power Integrations, Inc	1,324
95,478	*	Qorvo, Inc	6,546
1,085,398		Qualcomm, Inc	62,237
84,186	*	Rambus, Inc	1,106
294

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
19,603	*	Rudolph Technologies, Inc	$439
49,258	*	Semtech Corp	1,665
25,567	*	Sigma Designs, Inc	160
30,261	*	Silicon Laboratories, Inc	2,226
140,115		Skyworks Solutions, Inc	13,728
42,585	*,e	SunPower Corp	260
151,007		Teradyne, Inc	4,696
744,742		Texas Instruments, Inc	59,996
23,500	*	Ultra Clean Holdings	396
21,651	*	Ultratech, Inc	641
29,696	*	Veeco Instruments, Inc	886
72,788	*	Versum Materials, Inc	2,227
37,527	*	Xcerra Corp	334
189,006		Xilinx, Inc	10,942
37,115		Xperi Corp	1,260
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	581,427

SOFTWARE & SERVICES - 12.2%
27,302	*	2U, Inc	1,083
66,124	*	8x8, Inc	1,008
32,215	*	A10 Networks, Inc	295
460,852		Accenture plc	55,247
86,241	*	ACI Worldwide, Inc	1,845
412,636		Activision Blizzard, Inc	20,574
32,107	*	Actua Corp	451
57,158	*	Acxiom Corp	1,627
355,228	*	Adobe Systems, Inc	46,226
127,551	*	Akamai Technologies, Inc	7,615
5,086	*,e	Alarm.com Holdings, Inc	156
13,975	*	ALJ Regional Holdings, Inc	52
40,290		Alliance Data Systems Corp	10,032
216,114	*	Alphabet, Inc (Class A)	183,221
218,664	*	Alphabet, Inc (Class C)	181,395
11,882	*	Amber Road, Inc	92
108,187		Amdocs Ltd	6,598
15,720	*	American Software, Inc (Class A)	162
32,146	*	Angie’s List, Inc	183
64,274	*	Ansys, Inc	6,869
7,274	*	Appfolio, Inc	198
57,195	*	Aspen Technology, Inc	3,370
18,526	*	Atlassian Corp plc	555
6,972	*	Autobytel, Inc	87
156,960	*	Autodesk, Inc	13,572
338,066		Automatic Data Processing, Inc	34,615
34,946	*	Bankrate, Inc	337
16,098	*	Barracuda Networks, Inc	372
59,668	*	Bazaarvoice, Inc	257
9,345	*	Benefitfocus, Inc	261
17,356	*,e	Black Knight Financial Services, Inc	665
35,258		Blackbaud, Inc	2,703
40,135	*	Blackhawk Network Holdings, Inc	1,630
7,430	*,e	Blackline, Inc	221
295

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
30,473	*	Blucora, Inc	$527
84,561		Booz Allen Hamilton Holding Co	2,993
29,562	*	Bottomline Technologies, Inc	699
35,331	*	Box, Inc	576
20,694	*	Brightcove, Inc	184
83,779		Broadridge Financial Solutions, Inc	5,693
21,331	*	BroadSoft, Inc	858
216,421		CA, Inc	6,865
17,838	*	CACI International, Inc (Class A)	2,092
216,614	*	Cadence Design Systems, Inc	6,802
40,638	*	Callidus Software, Inc	868
13,412	*	Carbonite, Inc	272
33,955	*	Cardtronics plc	1,587
13,954	*	Care.com, Inc	175
8,603		Cass Information Systems, Inc	569
107,217		CDK Global, Inc	6,970
15,814	*	ChannelAdvisor Corp	176
18,524	*,e	Cimpress NV	1,597
111,580	*	Citrix Systems, Inc	9,305
446,446	*	Cognizant Technology Solutions Corp (Class A)	26,573
19,734	*	CommerceHub, Inc	307
9,867	*	CommerceHub, Inc (Series A)	153
28,135	*	Commvault Systems, Inc	1,429
102,849		Computer Sciences Corp	7,098
150,003	*	Conduent, Inc	2,517
67,630		Convergys Corp	1,430
37,259	*	Cornerstone OnDemand, Inc	1,449
23,490	*	CoStar Group, Inc	4,868
24,883		CSG Systems International, Inc	941
121,590		CSRA, Inc	3,561
158,994	*	Dell Technologies, Inc-VMware Inc	10,188
32,513	*	DHI Group, Inc	128
5,437	*,e	Digimarc Corp	147
23,440		DST Systems, Inc	2,871
744,377	*	eBay, Inc	24,989
18,276	e	Ebix, Inc	1,119
211,877	*	Electronic Arts, Inc	18,967
24,127	*	Ellie Mae, Inc	2,419
43,380	*	Endurance International Group Holdings, Inc	341
20,747	*	EnerNOC, Inc	125
30,234	*	Envestnet, Inc	977
35,527	*	EPAM Systems, Inc	2,683
36,588	*	Euronet Worldwide, Inc	3,129
48,388		EVERTEC, Inc	769
9,749	*	EXA Corp	124
24,918	*	ExlService Holdings, Inc	1,180
1,655,292	*	Facebook, Inc	235,134
22,237		Fair Isaac Corp	2,868
241,246		Fidelity National Information Services, Inc	19,208
112,549	*,e	FireEye, Inc	1,419
67,170	*	First American Corp	2,735
232,771	*	First Data Corp	3,608
163,031	*	Fiserv, Inc	18,799
296

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
24,005	*	Five9, Inc	$395
67,800	*	FleetCor Technologies, Inc	10,267
8,265		Forrester Research, Inc	329
107,542	*	Fortinet, Inc	4,124
58,172	*	Gartner, Inc	6,282
104,657		Genpact Ltd	2,591
23,742	*	Gigamon, Inc	844
113,930		Global Payments, Inc	9,192
5,647	*	Global Sources Ltd	47
18,803	*,e	Globant S.A.	684
88,947	*,e	Glu Mobile, Inc	202
34,640	*	GoDaddy, Inc	1,313
42,541	*,e	Gogo, Inc	468
59,590	*	GrubHub, Inc	1,960
18,192	*	GTT Communications, Inc	443
13,242	*	Guidance Software, Inc	78
51,316	*	Guidewire Software, Inc	2,891
17,956		Hackett Group, Inc	350
29,372	*	Hortonworks, Inc	288
21,312	*	HubSpot, Inc	1,290
52,417	*	IAC/InterActiveCorp	3,864
21,130	*	Imperva, Inc	867
24,668	*	Information Services Group, Inc	78
7,972	*	Instructure, Inc	187
649,964		International Business Machines Corp	113,185
179,875		Intuit, Inc	20,864
35,564		j2 Global, Inc	2,984
57,374		Jack Henry & Associates, Inc	5,342
40,906	*	Jive Software, Inc	176
97,759		Leidos Holdings, Inc	4,999
50,961	*	Limelight Networks, Inc	132
19,090	*	Liquidity Services, Inc	153
40,701	*	Liveperson, Inc	279
37,856		LogMeIn, Inc	3,691
51,281	*	Manhattan Associates, Inc	2,669
18,418		Mantech International Corp (Class A)	638
25,119		Marchex, Inc (Class B)	68
710,125		MasterCard, Inc (Class A)	79,868
24,371	*,e	Match Group, Inc	398
46,952		MAXIMUS, Inc	2,920
31,242	*	MeetMe, Inc	184
5,582,232		Microsoft Corp	367,646
6,844	*	MicroStrategy, Inc (Class A)	1,285
10,993	*,e	MINDBODY, Inc	302
22,456	*,e	Mitek Systems, Inc	149
29,654	*	MobileIron, Inc	129
14,483	*	Model N, Inc	151
22,389	*	MoneyGram International, Inc	376
29,292		Monotype Imaging Holdings, Inc	589
3,876		NCI, Inc (Class A)	58
18,746	*	NeuStar, Inc (Class A)	621
16,291	*	New Relic, Inc	604
297

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
48,579		NIC, Inc	$981
165,822	*	Nuance Communications, Inc	2,870
10,739	*	Numerex Corp	51
8,974	*	Nutanix, Inc	168
2,185,931		Oracle Corp	97,514
163,222	*,e	Pandora Media, Inc	1,928
7,197	*,e	Park City Group, Inc	89
238,868		Paychex, Inc	14,069
32,485	*,e	Paycom Software, Inc	1,868
15,762	*	Paylocity Holding Corp	609
835,322	*	PayPal Holdings, Inc	35,936
24,918		Pegasystems, Inc	1,093
25,493	*	Perficient, Inc	443
8,684	*	PFSweb, Inc	57
30,646	*	Planet Payment, Inc	122
38,195		Progress Software Corp	1,110
30,192	*	Proofpoint, Inc	2,245
17,256	*	PROS Holdings, Inc	417
85,331	*	PTC, Inc	4,484
18,985	*	Q2 Holdings, Inc	662
7,729		QAD, Inc (Class A)	215
20,132	*	Qualys, Inc	763
20,643	*	QuinStreet, Inc	81
45,152	*	Quotient Technology, Inc	431
14,504	*,e	Rapid7, Inc	217
18,038	*	RealNetworks, Inc	87
39,496	*	RealPage, Inc	1,378
133,680	*	Red Hat, Inc	11,563
6,528		Reis, Inc	117
28,776	*	RetailMeNot, Inc	233
8,995	*	Rightside Group Ltd	89
43,553	*	RingCentral, Inc	1,233
13,437	*	Rosetta Stone, Inc	131
27,990	*	Rubicon Project, Inc	165
151,223		Sabre Corp	3,204
471,727	*	salesforce.com, Inc	38,913
17,304		Sapiens International Corp NV	223
32,302		Science Applications International Corp	2,403
4,599	*	SecureWorks Corp	44
117,075	*	ServiceNow, Inc	10,241
46,932	*	ServiceSource International LLC	182
14,547	*	Shutterstock, Inc	602
26,176	*	Silver Spring Networks, Inc	296
95,445	*	Splunk, Inc	5,945
12,246	*	SPS Commerce, Inc	716
38,308	*	Square, Inc	662
120,989		SS&C Technologies Holdings, Inc	4,283
11,844	*,e	Stamps.com, Inc	1,402
29,262	*	Sykes Enterprises, Inc	860
452,092		Symantec Corp	13,870
30,290	*	Synchronoss Technologies, Inc	739
104,303	*	Synopsys, Inc	7,523
23,254		Syntel, Inc	391
298

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
40,894	*	Tableau Software, Inc	$2,026
62,894	*	Take-Two Interactive Software, Inc	3,728
12,153	*	TechTarget, Inc	110
20,400	*	TeleNav, Inc	176
13,212		TeleTech Holdings, Inc	391
95,609	*	Teradata Corp	2,975
87,321		TiVo Corp	1,637
121,370		Total System Services, Inc	6,488
3,972	*	Trade Desk, Inc	148
85,621		Travelport Worldwide Ltd	1,008
36,314	*,e	TrueCar, Inc	562
11,692	*,e	Twilio, Inc	338
470,865	*,e	Twitter, Inc	7,039
24,473	*	Tyler Technologies, Inc	3,783
20,396	*,e	Ultimate Software Group, Inc	3,982
38,674	*	Unisys Corp	540
114,898	*	Vantiv, Inc	7,367
7,614	*	Varonis Systems, Inc	242
21,489	*	Vasco Data Security International	290
45,384	*	Verint Systems, Inc	1,969
69,195	*,e	VeriSign, Inc	6,028
32,131	*,e	VirnetX Holding Corp	74
21,946	*	Virtusa Corp	663
1,408,964		Visa, Inc (Class A)	125,215
59,283	*,e	VMware, Inc (Class A)	5,462
27,469	*	WebMD Health Corp (Class A)	1,447
32,723	*	Website Pros, Inc	632
351,273		Western Union Co	7,148
28,569	*	WEX, Inc	2,957
86,519	*	Workday, Inc	7,205
16,351	*	Workiva, Inc	256
16,652	*	Xactly Corp	198
19,259	*	XO Group, Inc	331
640,938	*	Yahoo!, Inc	29,746
49,133	*	Yelp, Inc	1,609
60,059	*	Zendesk, Inc	1,684
38,071	*	Zillow Group, Inc	1,287
76,096	*,e	Zillow Group, Inc (Class C)	2,562
47,197	*	Zix Corp	227
565,694	*	Zynga, Inc	1,612
		TOTAL SOFTWARE & SERVICES	2,213,189

TECHNOLOGY HARDWARE & EQUIPMENT - 5.6%
80,518	*,e	3D Systems Corp	1,205
39,852		Adtran, Inc	827
16,323	*,e	Aerohive Networks, Inc	69
11,056	*	Agilysys, Inc	104
221,247		Amphenol Corp (Class A)	15,746
21,094	*	Anixter International, Inc	1,673
4,039,313		Apple, Inc	580,288
11,231	*,e	Applied Optoelectronics, Inc	631
28,921	*	Arista Networks, Inc	3,825
299

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
139,939	*	ARRIS International plc	$3,701
66,366	*	Arrow Electronics, Inc	4,872
24,161	*,e	Avid Technology, Inc	113
92,405		Avnet, Inc	4,228
34,410		AVX Corp	564
20,748		Badger Meter, Inc	762
7,316		Bel Fuse, Inc (Class B)	187
30,967		Belden CDT, Inc	2,143
39,122	*	Benchmark Electronics, Inc	1,244
12,526		Black Box Corp	112
299,301		Brocade Communications Systems, Inc	3,735
26,799	*	CalAmp Corp	450
28,887	*	Calix, Inc	209
120,330		CDW Corp	6,944
101,053	*	Ciena Corp	2,386
3,713,695		Cisco Systems, Inc	125,523
8,964	*	Clearfield, Inc	147
60,271		Cognex Corp	5,060
17,685	*	Coherent, Inc	3,637
94,899	*	CommScope Holding Co, Inc	3,958
11,551		Comtech Telecommunications Corp	170
15,682	*	Control4 Corp	248
699,847		Corning, Inc	18,896
16,854		CPI Card Group, Inc	71
29,620	*	Cray, Inc	649
23,637		CTS Corp	503
27,847		Daktronics, Inc	263
47,853	e	Diebold, Inc	1,469
18,652	*	Digi International, Inc	222
36,841		Dolby Laboratories, Inc (Class A)	1,931
13,533	*,e	Eastman Kodak Co	156
32,770	*	EchoStar Corp (Class A)	1,866
21,493	*	Electro Scientific Industries, Inc	150
35,264	*	Electronics for Imaging, Inc	1,722
18,982		EMCORE Corp	171
4,639	*	ePlus, Inc	626
79,396	*	Extreme Networks, Inc	596
49,119	*	F5 Networks, Inc	7,003
26,560	*	Fabrinet	1,116
12,851	*	FARO Technologies, Inc	459
76,718	*	Finisar Corp	2,097
94,067	*,e	Fitbit, Inc	557
101,102		Flir Systems, Inc	3,668
67,185	*	Harmonic, Inc	400
92,391		Harris Corp	10,280
1,277,427		Hewlett Packard Enterprise Co	30,275
1,269,771		HP, Inc	22,704
43,712	*	II-VI, Inc	1,576
21,661	*,e	Immersion Corp	188
103,799	*	Infinera Corp	1,062
26,955	*	Insight Enterprises, Inc	1,108
26,730		InterDigital, Inc	2,307
57,029	*	InvenSense, Inc	720
300

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
25,418	*	IPG Photonics Corp	$3,068
24,355	*	Itron, Inc	1,478
47,261	*	Ixia	929
137,065		Jabil Circuit, Inc	3,964
274,300		Juniper Networks, Inc	7,634
125,388	*	Keysight Technologies, Inc	4,532
21,162	*	Kimball Electronics, Inc	359
64,648	*,e	Knowles Corp	1,225
10,929	*	KVH Industries, Inc	92
16,323		Littelfuse, Inc	2,610
37,299	*	Lumentum Holdings, Inc	1,990
24,482	*,e	Maxwell Technologies, Inc	142
1,988		Mesa Laboratories, Inc	244
26,896		Methode Electronics, Inc	1,226
121,234		Motorola, Inc	10,453
11,234		MTS Systems Corp	618
76,834		National Instruments Corp	2,502
91,730	*	NCR Corp	4,190
197,722		NetApp, Inc	8,275
23,887	*	Netgear, Inc	1,184
67,183	*	Netscout Systems, Inc	2,550
45,808	*	Nimble Storage, Inc	573
25,552	*	Novanta, Inc	678
81,984	*,e	Oclaro, Inc	805
12,827	*	OSI Systems, Inc	936
64,548	*	Palo Alto Networks, Inc	7,273
16,460		Park Electrochemical Corp	294
8,216		PC Connection, Inc	245
24,496		Plantronics, Inc	1,325
25,402	*	Plexus Corp	1,468
51,628	*	Pure Storage, Inc	507
26,581	*	Radisys Corp	106
13,791	*	Rogers Corp	1,184
51,327	*	Sanmina Corp	2,084
21,738	*	Scansource, Inc	853
49,410	*	ShoreTel, Inc	304
3,876		Silicom Ltd	193
37,508	*	Sonus Networks, Inc	247
37,383	*,e	Stratasys Ltd	766
27,221	*	Super Micro Computer, Inc	690
25,356	*	Synaptics, Inc	1,255
21,522		SYNNEX Corp	2,409
9,938		Systemax, Inc	110
25,846	*	Tech Data Corp	2,427
183,968	*	Trimble Navigation Ltd	5,889
53,380	*	TTM Technologies, Inc	861
19,221	*,e	Ubiquiti Networks, Inc	966
30,627		Universal Display Corp	2,637
28,420	*	USA Technologies, Inc	121
84,224	*	VeriFone Systems, Inc	1,578
36,943	*,e	Viasat, Inc	2,358
173,185	*	Viavi Solutions, Inc	1,857
301

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
100,754		Vishay Intertechnology, Inc	$1,657
9,508	*	Vishay Precision Group, Inc	150
209,551		Western Digital Corp	17,294
720,030		Xerox Corp	5,285
38,312	*	Zebra Technologies Corp (Class A)	3,496
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,019,718

TELECOMMUNICATION SERVICES - 2.2%
4,544,981		AT&T, Inc	188,844
7,918		ATN International, Inc	558
27,406	*	Boingo Wireless, Inc	356
393,053	e	CenturyTel, Inc	9,264
29,963	*	Cincinnati Bell, Inc	530
34,230		Cogent Communications Group, Inc	1,474
38,388	e	Consolidated Communications Holdings, Inc	899
16,551	*	Fairpoint Communications, Inc	275
861,250	e	Frontier Communications Corp	1,843
24,304	*	General Communication, Inc (Class A)	506
280,242	*,e	Globalstar, Inc	448
7,568	*	Hawaiian Telcom Holdco, Inc	173
10,513		IDT Corp (Class B)	134
60,764	*,e	Iridium Communications, Inc	586
217,035	*	Level 3 Communications, Inc	12,419
16,622	*	Lumos Networks Corp	294
44,329	*	Orbcomm, Inc	423
9,439	*	pdvWireless, Inc	206
36,302		Shenandoah Telecom Co	1,018
17,224		Spok Holdings, Inc	327
563,564	*	Sprint Corp	4,892
6,721	*,e	Straight Path Communications, Inc	242
70,982		Telephone & Data Systems, Inc	1,882
212,044	*	T-Mobile US, Inc	13,696
9,529	*	US Cellular Corp	356
3,006,912		Verizon Communications, Inc	146,587
137,981	*	Vonage Holdings Corp	872
134,628	e	Windstream Holdings, Inc	734
121,065	*	Zayo Group Holdings, Inc	3,983
		TOTAL TELECOMMUNICATION SERVICES	393,821

TRANSPORTATION - 2.1%
40,179	*	Air Transport Services Group, Inc	645
88,863		Alaska Air Group, Inc	8,195
9,679		Allegiant Travel Co	1,551
4,641		Amerco, Inc	1,769
392,244		American Airlines Group, Inc	16,592
19,331		Arkansas Best Corp	503
18,341	*	Atlas Air Worldwide Holdings, Inc	1,017
57,117	*	Avis Budget Group, Inc	1,690
20,049		Celadon Group, Inc	131
104,022		CH Robinson Worldwide, Inc	8,040
23,025		Copa Holdings S.A. (Class A)	2,585
19,472		Costamare, Inc	130
302

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
8,672	*	Covenant Transportation Group, Inc	$163
698,824		CSX Corp	32,530
536,667		Delta Air Lines, Inc	24,665
21,969	*	Echo Global Logistics, Inc	469
132,960		Expeditors International of Washington, Inc	7,511
183,981		FedEx Corp	35,904
22,919		Forward Air Corp	1,090
41,033	*	Genesee & Wyoming, Inc (Class A)	2,784
38,821	*	Hawaiian Holdings, Inc	1,803
31,397		Heartland Express, Inc	629
53,667	*,e	Hertz Global Holdings, Inc	941
24,562	*	Hub Group, Inc (Class A)	1,140
65,830		J.B. Hunt Transport Services, Inc	6,039
239,760	*	JetBlue Airways Corp	4,941
80,060		Kansas City Southern Industries, Inc	6,866
39,101	*	Kirby Corp	2,759
49,465		Knight Transportation, Inc	1,551
31,224		Landstar System, Inc	2,674
55,340		Macquarie Infrastructure Co LLC	4,459
17,739		Marten Transport Ltd	416
32,238		Matson, Inc	1,024
218,394		Norfolk Southern Corp	24,454
50,044		Old Dominion Freight Line	4,282
2,470	*	PAM Transportation Services, Inc	40
6,136		Park-Ohio Holdings Corp	221
29,335	*	Radiant Logistics, Inc	147
20,933	*	Roadrunner Transportation Services Holdings, Inc	144
39,438		Ryder System, Inc	2,975
18,094	*	Saia, Inc	802
40,927	*,e	Scorpio Bulkers, Inc	377
37,279		Skywest, Inc	1,277
466,094		Southwest Airlines Co	25,057
53,061	*	Spirit Airlines, Inc	2,816
56,718	*	Swift Transportation Co, Inc	1,165
620,930		Union Pacific Corp	65,769
235,540	*	United Continental Holdings, Inc	16,639
508,206		United Parcel Service, Inc (Class B)	54,530
6,297		Universal Truckload Services, Inc	90
7,128	*	USA Truck, Inc	52
32,839		Werner Enterprises, Inc	860
72,099	*	XPO Logistics, Inc	3,453
23,809	*	YRC Worldwide, Inc	262
		TOTAL TRANSPORTATION	388,618

UTILITIES - 3.2%
489,784		AES Corp	5,476
36,666		Allete, Inc	2,483
168,853		Alliant Energy Corp	6,688
179,688		Ameren Corp	9,809
364,032		American Electric Power Co, Inc	24,437
29,456		American States Water Co	1,305
132,288		American Water Works Co, Inc	10,288
303

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
128,721		Aqua America, Inc	$4,138
4,909		Artesian Resources Corp	160
92,825	*	Atlantic Power Corp	246
43,641		Atlantica Yield plc	915
73,233		Atmos Energy Corp	5,785
41,780		Avangrid, Inc	1,786
45,672		Avista Corp	1,783
38,044	e	Black Hills Corp	2,529
35,650		California Water Service Group	1,278
267,147	*	Calpine Corp	2,952
320,765		Centerpoint Energy, Inc	8,843
10,716		Chesapeake Utilities Corp	741
203,302		CMS Energy Corp	9,096
8,405		Connecticut Water Service, Inc	447
229,341		Consolidated Edison, Inc	17,811
10,961		Consolidated Water Co, Inc	128
4,925		Delta Natural Gas Co, Inc	149
456,632		Dominion Resources, Inc	35,421
133,148		DTE Energy Co	13,596
505,910		Duke Energy Corp	41,490
85,842	*	Dynegy, Inc	675
233,776		Edison International	18,611
30,616		El Paso Electric Co	1,546
127,868		Entergy Corp	9,713
234,210		Eversource Energy	13,767
654,773		Exelon Corp	23,559
47,286	*,m	Ferroglobe plc	0
312,527		FirstEnergy Corp	9,945
9,378		Genie Energy Ltd	68
6,410	e	Global Water Resources, Inc	56
159,548		Great Plains Energy, Inc	4,662
79,361		Hawaiian Electric Industries, Inc	2,643
37,236		Idacorp, Inc	3,089
144,429		MDU Resources Group, Inc	3,953
26,250		MGE Energy, Inc	1,706
11,759		Middlesex Water Co	434
57,193		National Fuel Gas Co	3,410
63,442		New Jersey Resources Corp	2,512
342,348		NextEra Energy, Inc	43,947
234,601		NiSource, Inc	5,581
22,143		Northwest Natural Gas Co	1,309
29,137		NorthWestern Corp	1,710
234,043		NRG Energy, Inc	4,377
22,472		NRG Yield, Inc (Class A)	391
47,061		NRG Yield, Inc (Class C)	833
147,340		OGE Energy Corp	5,154
38,369		ONE Gas, Inc	2,594
28,629		Ormat Technologies, Inc	1,634
27,545		Otter Tail Corp	1,044
42,747	e	Pattern Energy Group, Inc	860
370,187		PG&E Corp	24,566
73,587		Pinnacle West Capital Corp	6,136
58,763		PNM Resources, Inc	2,174
304

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
60,606		Portland General Electric Co	$2,692
493,295		PPL Corp	18,444
373,339		Public Service Enterprise Group, Inc	16,557
96,341		SCANA Corp	6,296
185,179		Sempra Energy	20,462
12,005		SJW Corp	579
58,642		South Jersey Industries, Inc	2,091
733,890		Southern Co	36,533
34,400		Southwest Gas Corp	2,852
3,772	e	Spark Energy, Inc	120
32,340		Spire, Inc	2,183
65,781		TerraForm Global, Inc	316
63,597		TerraForm Power, Inc	787
128,103		UGI Corp	6,328
10,272		Unitil Corp	462
61,078		Vectren Corp	3,580
15,334	*,e	Vivint Solar, Inc	43
233,695		WEC Energy Group, Inc	14,169
94,766		Westar Energy, Inc	5,143
36,819		WGL Holdings, Inc	3,039
378,136		Xcel Energy, Inc	16,808
9,006		York Water Co	316
		TOTAL UTILITIES	572,239
		TOTAL COMMON STOCKS	18,126,802
		(Cost $9,034,168)

RIGHTS / WARRANTS - 0.0%
DIVERSIFIED FINANCIALS - 0.0%
1,387	m	Emergent Capital, Inc	0
		TOTAL DIVERSIFIED FINANCIALS	0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
10,743	m	Forest Laboratories, Inc CVR	10
4,045	m	Omthera Pharmaceuticals, Inc	3
28,951	m	Trius Therapeutics, Inc	0
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	13

SOFTWARE & SERVICES - 0.0%
19,206	m	Gerber Scientific, Inc	0
		TOTAL SOFTWARE & SERVICES	0

		TOTAL RIGHTS / WARRANTS	13
		(Cost $1)
305

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
SHORT-TERM INVESTMENTS - 1.4%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.4%
256,716,365	c	State Street Navigator Securities Lending Government Money Market Portfolio	$256,716

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	256,716

		TOTAL SHORT-TERM INVESTMENTS	256,716
		(Cost $256,716)
		TOTAL INVESTMENTS - 101.3%	18,383,531
		(Cost $9,290,885)
		OTHER ASSETS & LIABILITIES, NET - (1.3)%	(232,173)
		NET ASSETS - 100.0%	$18,151,358

Abbreviation(s):
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $250,379,000.
m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.
306

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

COLLEGE RETIREMENT EQUITIES FUND

BOND MARKET ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2017

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
BANK LOAN OBLIGATIONS - 0.7%

CAPITAL GOODS - 0.0%
$1,325,000	i	Avolon TLB Borrower Luxembourg Sarl	3.730%	01/20/22	$1,342
990,389	i	TransDigm, Inc	4.037	05/14/22	986
		TOTAL CAPITAL GOODS			2,328

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
1,000,000	i	B/E Aerospace Inc	4.000	12/16/21	999
1,892,797	i	Trans Union LLC	3.482	04/09/23	1,903
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			2,902

CONSUMER DURABLES & APPAREL - 0.0%
896,647	i	Hanesbrands, Inc	3.482	04/29/22	902
100,000	i	Sabre GLBL, Inc	3.732	02/22/24	101
		TOTAL CONSUMER DURABLES & APPAREL			1,003

CONSUMER SERVICES - 0.0%
500,000		1011778 BC / New Red Fin	3.309	02/17/24	500
1,550,000	i	Boyd Gaming Corp	3.500	09/15/23	1,558
3,704,370		Hilton Worldwide Finance LLC	2.982	10/25/23	3,730
719,563	i	KFC Holding Co	2.976	06/16/23	723
		TOTAL CONSUMER SERVICES			6,511

DIVERSIFIED FINANCIALS - 0.0%
200,000	i	Mallinckrodt International Finance S.A.	3.897	09/24/24	200
		TOTAL DIVERSIFIED FINANCIALS			200

ENERGY - 0.0%
1,720,000	i	California Resources Corp	11.375	12/31/21	1,898
2,500,000	i	Dynegy, Inc	4.250	06/27/23	2,505
83,270	i	Granite Acquisition, Inc	5.147	12/17/21	84
1,849,913	i	Granite Acquisition, Inc	5.147	12/19/21	1,864
		TOTAL ENERGY			6,351

FOOD & STAPLES RETAILING - 0.0%
3,466,871	i	Albertsons LLC	3.982	08/22/21	3,481
209,000	i	Albertsons LLC	4.302	06/22/23	210
		TOTAL FOOD & STAPLES RETAILING			3,691

FOOD, BEVERAGE & TOBACCO - 0.0%
2,000,000	i	B&G Foods, Inc	3.232	11/02/22	2,015
		TOTAL FOOD, BEVERAGE & TOBACCO			2,015

HEALTH CARE EQUIPMENT & SERVICES - 0.2%
3,479,403	i	Capsugel Holdings US, Inc	4.000	07/31/21	3,480
1,500,000	i	Change Healthcare Holdings LLC	3.750	03/01/24	1,502
289,404	i	CHS/Community Health Systems	4.048	01/27/21	285
307

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$1,653,250	i	DaVita HealthCare Partners, Inc	3.732%	06/24/21	$1,671
1,995,000	i	Envision Healthcare Corp	4.150	12/01/23	2,010
5,500,000	i	Tennessee Merger Sub, Inc	3.750	02/06/24	5,456
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			14,404

MATERIALS - 0.2%
2,000,000	i	American Builders & Contractors Supply Co, Inc	3.732	10/31/23	2,003
2,249,342	i	Berry Plastics Corp	3.500	10/01/22	2,262
1,500,000	i	Berry Plastics Corp	3.520	01/19/24	1,509
500,000	i	Ineos US Finance LLC	3.732	04/01/24	502
2,784,521	i	Minerals Technologies, Inc	3.294	02/14/24	2,795
1,426,622	i	PolyOne Corp	3.131	11/12/22	1,437
		TOTAL MATERIALS			10,508

MEDIA - 0.2%
984,375	i	CSC Holdings LLC	3.943	10/11/24	982
2,392,500	i	Lions Gate Entertainment Corp	3.982	12/08/23	2,405
4,308,182	i	MTL Publishing LLC	3.580	08/19/22	4,321
1,087,727	i	Nexstar Broadcasting, Inc	3.943	01/17/24	1,096
105,455	i	Nexstar Broadcasting, Inc	3.943	01/17/24	106
4,125,000	i	Outfront Media Capital LLC	3.178	03/18/24	4,147
3,029,946	i	Virgin Media Bristol LLC	3.662	01/31/25	3,037
		TOTAL MEDIA			16,094

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
500,000	i	Endo Luxembourg Finance I Co Sarl	4.000	09/26/22	499
3,523,846	i	Quintiles IMS, Inc	3.051	03/03/24	3,551
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			4,050

REAL ESTATE - 0.0%
3,930,000	i	DTZ US Borrower LLC	4.304	11/04/21	3,950
1,658,250	i	MGM Growth Properties LLC	3.482	04/25/23	1,665
		TOTAL REAL ESTATE			5,615

RETAILING - 0.0%
1,977,017	i	Avis Budget Car Rental LLC	3.150	03/15/22	1,979
2,830,049	i	PetSmart, Inc	4.020	03/11/22	2,699
		TOTAL RETAILING			4,678

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
1,492,500	i	Versum Materials, Inc	3.647	09/29/23	1,507
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			1,507

SOFTWARE & SERVICES - 0.1%
1,697,794	i	CSRA, Inc	3.482	11/30/23	1,712
4,500,000	i	First Data Corp	3.984	07/08/22	4,533
127,307	i	SS&C European Holdings SARL	3.232	07/08/22	128
1,489,238	i	SS&C Technologies, Inc	3.232	07/08/22	1,496
		TOTAL SOFTWARE & SERVICES			7,869

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
1,027,325	i	CommScope, Inc	3.482	12/29/22	1,081
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			1,081
308

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
TRANSPORTATION - 0.0%
	$2,550,000	i	American Airlines, Inc	3.412%	12/14/23	$2,553
	250,000	i	Vouvray US Finance, LLC	4.180	01/17/24	250
			TOTAL TRANSPORTATION			2,803

			TOTAL BANK LOAN OBLIGATIONS			93,610
			(Cost $93,199)

BONDS - 97.2%

CORPORATE BONDS - 35.9%

AUTOMOBILES & COMPONENTS - 0.5%
EUR	1,750,000	g	Adient Global Holdings Ltd	3.500	08/15/24	1,878
	$590,000	g	Adient Global Holdings Ltd	4.875	08/15/26	579
	960,000	g	Allison Transmission, Inc	5.000	10/01/24	970
	9,650,000	g	BMW US Capital LLC	2.000	04/11/21	9,458
EUR	500,000		Daimler AG.	0.875	01/12/21	546
	$4,050,000		Delphi Automotive plc	3.150	11/19/20	4,131
	3,175,000		Delphi Automotive plc	4.400	10/01/46	3,024
	4,600,000		Ford Motor Co	4.346	12/08/26	4,683
EUR	1,200,000	g	Gates Global LLC	5.750	07/15/22	1,303
	$185,000	g	Gates Global LLC	6.000	07/15/22	188
	6,950,000		General Motors Co	6.600	04/01/36	7,989
	4,975,000		General Motors Co	6.750	04/01/46	5,825
	1,775,000	g	Hyundai Capital America	2.000	07/01/19	1,759
	400,000	g	Hyundai Capital America	1.750	09/27/19	393
	2,425,000	g	Hyundai Capital America	2.600	03/19/20	2,425
	3,850,000	g	Hyundai Capital America	2.550	04/03/20	3,850
	4,775,000	g	Hyundai Capital Services, Inc	3.000	03/06/22	4,768
	200,000	g,o	IHO Verwaltungs GmbH	4.125	09/15/21	201
	200,000	g,o	IHO Verwaltungs GmbH	4.500	09/15/23	198
EUR	400,000	g	IHO Verwaltungs GmbH	3.750	09/15/26	434
	$8,675,000		Magna International, Inc	3.625	06/15/24	8,850
	600,000	g	Schaeffler Finance BV	4.750	05/15/23	617
	1,000,000		Tenneco, Inc	5.000	07/15/26	979
	175,000	g	ZF North America Capital, Inc	4.500	04/29/22	182
	1,000,000	g	ZF North America Capital, Inc	4.750	04/29/25	1,035
			TOTAL AUTOMOBILES & COMPONENTS			66,265

BANKS - 6.2%
	3,625,000	g,i	Akbank TAS	7.200	03/16/27	3,765
	6,950,000	g	ANZ New Zealand Int’l Ltd	2.125	07/28/21	6,762
	4,000,000	g	Banco de Bogota S.A.	6.250	05/12/26	4,175
	3,825,000	g	Banco Nacional de Comercio Exterior SNC	4.375	10/14/25	3,887
	5,000,000	g	Bank Nederlandse Gemeenten	2.625	04/28/21	5,085
	8,525,000		Bank of America Corp	6.000	09/01/17	8,678
	15,900,000		Bank of America Corp	2.151	11/09/20	15,754
	10,200,000		Bank of America Corp	3.875	08/01/25	10,380
	200,000		Bank of America Corp	4.250	10/22/26	203
	28,050,000		Bank of America Corp	3.248	10/21/27	26,698
309

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$10,825,000	i	Bank of America Corp	3.824%	01/20/28	$10,847
	6,075,000		Bank of America Corp	4.750	04/21/45	6,103
	500,000	g	Bank of Montreal	2.500	01/11/22	501
	25,000,000		Bank of Nova Scotia	2.125	09/11/19	25,115
	5,450,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	09/08/19	5,466
	7,100,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	3.250	09/08/24	7,088
	6,700,000		Barclays plc	3.650	03/16/25	6,524
	500,000		Barclays plc	5.200	05/12/26	512
	3,300,000	g	BNP Paribas S.A.	3.800	01/10/24	3,283
	3,200,000		Branch Banking & Trust Co	2.300	10/15/18	3,222
	7,500,000	g	Caixa Economica Federal	3.500	11/07/22	7,148
	11,850,000		Capital One Bank USA NA	2.950	07/23/21	11,943
	4,500,000		Capital One Bank USA NA	3.375	02/15/23	4,490
	50,075,000		Citigroup, Inc	3.200	10/21/26	47,794
	10,850,000	i	Citigroup, Inc	3.887	01/10/28	10,897
	175,000		Citigroup, Inc	4.650	07/30/45	183
	10,000,000	i	Citigroup, Inc	5.350	12/30/49	10,000
	2,775,000		Citizens Bank NA	2.550	05/13/21	2,759
	2,350,000		Citizens Financial Group, Inc	2.375	07/28/21	2,317
	6,875,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	7,054
	5,275,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.250	08/04/45	5,690
	13,700,000		Cooperatieve Rabobank UA	2.500	01/19/21	13,712
	17,725,000		Cooperatieve Rabobank UA	3.750	07/21/26	17,317
	4,825,000	g	Credit Agricole S.A.	2.500	04/15/19	4,854
	5,500,000	g	Credit Agricole S.A.	2.375	07/01/21	5,389
	10,875,000	g	Credit Agricole S.A.	3.375	01/10/22	10,874
	3,800,000	g	DBS Group Holdings Ltd	2.246	07/16/19	3,813
EUR	200,000		Deutsche Bank AG.	1.250	09/08/21	216
	$3,125,000		Discover Bank	3.100	06/04/20	3,187
	4,875,000		Discover Bank	3.200	08/09/21	4,936
EUR	1,000,000		FCE Bank plc	1.134	02/10/22	1,075
	$2,300,000	g	GTH Finance BV	7.250	04/26/23	2,530
	7,350,000	g	HSBC Bank plc	4.125	08/12/20	7,762
	20,525,000		HSBC Holdings plc	2.650	01/05/22	20,244
	13,075,000	i	HSBC Holdings plc	3.262	03/13/23	13,138
	250,000		HSBC Holdings plc	4.250	08/18/25	252
	11,825,000		HSBC Holdings plc	3.900	05/25/26	11,943
	3,825,000		HSBC Holdings plc	4.375	11/23/26	3,854
	6,450,000	i	HSBC Holdings plc	4.041	03/13/28	6,519
	100,000		HSBC Holdings plc	5.250	03/14/44	108
	5,000,000		HSBC USA, Inc	1.625	01/16/18	4,997
	3,150,000		Industrial & Commercial Bank of China Ltd	2.452	10/20/21	3,087
EUR	250,000		Intesa Sanpaolo S.p.A	3.500	01/17/22	296
	$400,000	g	Itau Unibanco Holding S.A.	5.125	05/13/23	409
	12,925,000		JPMorgan Chase & Co	2.750	06/23/20	13,092
	16,725,000		JPMorgan Chase & Co	2.295	08/15/21	16,550
	4,850,000		JPMorgan Chase & Co	2.700	05/18/23	4,744
	20,400,000		JPMorgan Chase & Co	3.200	06/15/26	19,805
	21,275,000		JPMorgan Chase & Co	2.950	10/01/26	20,226
	200,000		JPMorgan Chase & Co	4.950	06/01/45	211
	9,800,000	i	JPMorgan Chase & Co	4.260	02/22/48	9,783
	3,750,000	i	JPMorgan Chase & Co	5.150	12/30/49	3,783
	2,700,000		KeyBank NA	2.500	12/15/19	2,730
	3,325,000		Lloyds Banking Group plc	3.000	01/11/22	3,306
310

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$4,475,000	g	Macquarie Bank Ltd	2.600%	06/24/19	$4,519
	9,950,000		Manufacturers & Traders Trust Co	2.100	02/06/20	9,928
	13,050,000		Mitsubishi UFJ Financial Group, Inc	3.677	02/22/27	13,202
AUD	500,000		National Australia Bank Ltd	5.000	03/11/24	419
	$13,600,000		National Australia Bank Ltd	2.500	07/12/26	12,733
	1,500,000	g,i	Oversea-Chinese Banking Corp Ltd	4.000	10/15/24	1,540
	2,325,000	g	PKO Finance AB	4.630	09/26/22	2,448
	10,400,000		PNC Bank NA	2.200	01/28/19	10,471
	11,475,000		PNC Bank NA	2.250	07/02/19	11,558
	17,000,000		PNC Bank NA	2.600	07/21/20	17,161
	10,950,000		PNC Bank NA	2.700	11/01/22	10,866
	17,395,000		PNC Bank NA	2.950	01/30/23	17,459
	6,000,000		PNC Financial Services Group, Inc	3.900	04/29/24	6,223
	4,900,000	g,i	Rabobank Nederland NV	11.000	12/30/49	5,721
	12,000,000		Royal Bank of Canada	1.200	09/19/17	11,995
	40,000,000		Royal Bank of Canada	1.875	02/05/20	39,799
	15,000,000	g	Skandinaviska Enskilda Banken AB	1.375	05/29/18	14,944
	13,100,000	g	Skandinaviska Enskilda Banken AB	2.625	11/17/20	13,179
SEK	19,000,000		Skandinaviska Enskilda Banken AB	1.500	12/15/21	2,206
	$3,800,000		Sumitomo Mitsui Banking Corp	2.500	07/19/18	3,834
	6,650,000		Sumitomo Mitsui Banking Corp	2.450	01/16/20	6,676
	4,025,000		Sumitomo Mitsui Banking Corp	3.650	07/23/25	4,120
	13,875,000		Sumitomo Mitsui Financial Group, Inc	2.442	10/19/21	13,714
	6,850,000		SunTrust Banks, Inc	2.900	03/03/21	6,932
	5,700,000		SunTrust Banks, Inc	2.750	05/01/23	5,630
	5,000,000		Toronto-Dominion Bank	1.450	09/06/18	4,989
	13,700,000		Toronto-Dominion Bank	2.500	12/14/20	13,813
	2,350,000	i	Toronto-Dominion Bank	3.625	09/15/31	2,301
	500,000	g	Turkiye Halk Bankasi AS.	5.000	07/13/21	479
	2,350,000	g	Turkiye Is Bankasi	3.750	10/10/18	2,347
	2,775,000	g	Turkiye Is Bankasi	5.500	04/21/19	2,839
	800,000	g	Turkiye Is Bankasi	5.375	10/06/21	790
	2,100,000	g	Turkiye Is Bankasi	5.500	04/21/22	2,064
	7,100,000		Union Bank NA	2.125	06/16/17	7,115
	5,700,000		UnionBanCal Corp	3.500	06/18/22	5,836
	17,650,000		US Bank NA	2.800	01/27/25	17,327
	10,000,000	g	Westpac Banking Corp	1.850	11/26/18	10,040
AUD	600,000		Westpac Banking Corp	5.250	11/21/23	509
	$11,475,000		Westpac Banking Corp	2.700	08/19/26	10,915
	8,475,000	i	Westpac Banking Corp	4.322	11/23/31	8,563
			TOTAL BANKS			836,269

CAPITAL GOODS - 0.9%
	500,000	g	Alpek S.A. de C.V.	4.500	11/20/22	508
GBP	1,000,000		BAE Systems plc	4.125	06/08/22	1,414
EUR	1,000,000		Bayer AG.	1.875	01/25/21	1,133
	$2,075,000		Eaton Corp	4.000	11/02/32	2,100
	250,000		Eaton Corp	4.150	11/02/42	246
	4,350,000		Embraer Netherlands Finance BV	5.400	02/01/27	4,487
GBP	1,000,000		Glencore Finance Europe S.A.	6.500	02/27/19	1,370
	$1,500,000	g	Gold Fields Orogen Holding BVI Ltd	4.875	10/07/20	1,508
	1,300,000	g	Huntington Ingalls Industries, Inc	5.000	12/15/21	1,347
EUR	1,000,000		Illinois Tool Works, Inc	1.250	05/22/23	1,106
311

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$4,250,000		Ingersoll-Rand Luxembourg Finance S.A.	3.550%	11/01/24	$4,313
EUR	600,000		Johnson Controls International plc	1.000	09/15/23	637
	$8,350,000		Lockheed Martin Corp	2.500	11/23/20	8,407
	5,200,000		Lockheed Martin Corp	3.550	01/15/26	5,278
	200,000		Lockheed Martin Corp	4.700	05/15/46	217
	6,375,000	g	Molex Electronic Technologies LLC	2.878	04/15/20	6,417
	9,825,000	g	Molex Electronic Technologies LLC	3.900	04/15/25	9,760
	1,215,970	g	Odebrecht Offshore Drilling Finance Ltd	6.625	10/01/22	450
	1,653,800	g	Odebrecht Offshore Drilling Finance Ltd	6.750	10/01/22	612
	4,925,000	g	Parker-Hannifin Corp	3.250	03/01/27	4,905
	4,925,000		Rockwell Automation, Inc	2.050	03/01/20	4,907
	8,725,000	h	Rockwell Collins, Inc	3.500	03/15/27	8,728
	3,375,000		Roper Technologies, Inc	3.800	12/15/26	3,390
	11,300,000	g	Siemens Financieringsmaatschappij NV	1.700	09/15/21	10,893
	11,300,000	g	Siemens Financieringsmaatschappij NV	2.350	10/15/26	10,494
	350,000	g	Stena AB	7.000	02/01/24	327
	2,075,000		Textron, Inc	3.875	03/01/25	2,110
	12,950,000		Timken Co	3.875	09/01/24	12,732
	5,200,000	g	TSMC Global Ltd	1.625	04/03/18	5,187
	8,225,000		United Technologies Corp	3.750	11/01/46	7,720
			TOTAL CAPITAL GOODS			122,703

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
	1,250,000		AECOM	5.750	10/15/22	1,311
	4,875,000		AECOM	5.875	10/15/24	5,180
	7,175,000		Air Lease Corp	3.875	04/01/21	7,437
	10,275,000	g	Daimler Finance North America LLC	2.000	07/06/21	9,993
	13,800,000	g	Daimler Finance North America LLC	2.200	10/30/21	13,496
	3,250,000		Equifax, Inc	3.250	06/01/26	3,143
	10,290,000		Republic Services, Inc	3.800	05/15/18	10,514
	11,102,000		Republic Services, Inc	3.550	06/01/22	11,514
	6,625,000		Republic Services, Inc	3.200	03/15/25	6,600
	4,721,000		Republic Services, Inc	2.900	07/01/26	4,560
	2,000,000		United Rentals North America, Inc	4.625	07/15/23	2,060
	9,650,000		Waste Management, Inc	2.900	09/15/22	9,815
	6,725,000		Waste Management, Inc	2.400	05/15/23	6,603
	2,000,000		Waste Management, Inc	3.900	03/01/35	1,990
	2,225,000		Waste Management, Inc	4.100	03/01/45	2,230
EUR	850,000	g	XPO Logistics, Inc	5.750	06/15/21	948
			TOTAL COMMERCIAL & PROFESSIONAL SERVICES			97,394

CONSUMER DURABLES & APPAREL - 0.2%
	$3,000,000		Lennar Corp	4.500	11/15/19	3,086
	3,000,000		Lennar Corp	4.750	04/01/21	3,128
	3,850,000		Newell Rubbermaid, Inc	3.150	04/01/21	3,938
	2,875,000		Newell Rubbermaid, Inc	3.900	11/01/25	2,948
	6,175,000		Newell Rubbermaid, Inc	4.200	04/01/26	6,426
	500,000		PulteGroup, Inc	4.250	03/01/21	514
	1,000,000		PulteGroup, Inc	5.500	03/01/26	1,035
	6,900,000		PVH Corp	4.500	12/15/22	6,969
	2,625,000		Whirlpool Corp	3.700	03/01/23	2,703
EUR	1,125,000		Whirlpool Finance Luxembourg Sarl	1.250	11/02/26	1,190
			TOTAL CONSUMER DURABLES & APPAREL			31,937
312

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
CONSUMER SERVICES - 1.2%
	$1,425,000		ADT Corp	6.250%	10/15/21	$1,549
	1,390,000		ADT Corp	3.500	07/15/22	1,331
	11,000,000		Amherst College	4.100	11/01/45	11,289
EUR	430,000	g	Aramark International Finance Sarl	3.125	04/01/25	465
	$2,500,000	g	Aramark Services, Inc	5.000	04/01/25	2,575
	2,000,000		Aramark Services, Inc	4.750	06/01/26	2,012
	3,400,000	g	Arcos Dorados Holdings, Inc	5.875	04/04/27	3,427
	2,000,000		Duke University	3.199	10/01/38	1,820
	16,570,000		Duke University	3.299	10/01/46	14,679
	16,000,000		George Washington University	3.545	09/15/46	14,178
	1,000,000	g	Hilton Domestic Operating Co, Inc	4.250	09/01/24	987
	2,250,000	g	Hilton Worldwide Finance LLC	4.625	04/01/25	2,272
	1,840,000	g	International Game Technology	5.625	02/15/20	1,923
	1,610,000	g	International Game Technology	6.250	02/15/22	1,719
	1,610,000	g	International Game Technology	6.500	02/15/25	1,715
EUR	1,250,000		International Game Technology plc	4.750	02/15/23	1,439
	$5,000,000		Johns Hopkins University	4.083	07/01/53	5,121
	250,000		MGM Resorts International	4.625	09/01/26	242
	8,000,000		President and Fellows of Harvard College	3.529	10/01/31	8,053
	14,250,000		President and Fellows of Harvard College	3.619	10/01/37	14,253
	10,000,000		Princeton University	3.840	07/01/48	10,294
	5,000,000		Scientific Games International, Inc	6.250	09/01/20	4,738
	6,475,000		Service Corp International	5.375	05/15/24	6,736
	3,600,000	g	ServiceMaster Co LLC	5.125	11/15/24	3,690
	15,000,000		Smith College	4.620	07/01/45	16,799
	1,650,000		Trinity Acquisition plc	4.400	03/15/26	1,691
	6,600,000		Trustees of Dartmouth College	3.474	06/01/46	6,232
	21,000,000		University of Chicago	4.151	10/01/45	21,054
			TOTAL CONSUMER SERVICES			162,283

DIVERSIFIED FINANCIALS - 4.1%
	625,000		AerCap Ireland Capital Ltd	4.625	10/30/20	660
	500,000		AerCap Ireland Capital Ltd	5.000	10/01/21	535
	2,800,000		Aircastle Ltd	4.125	05/01/24	2,804
	2,000,000		American Express Centurion Bank	6.000	09/13/17	2,040
	13,050,000		American Express Credit Corp	2.700	03/03/22	13,037
	3,800,000	g,i	Banco Mercantil del Norte S.A.	5.750	10/04/31	3,719
	6,250,000	i	Bank of New York Mellon Corp (Step Bond)	1.969	06/20/17	6,258
	4,125,000		Bank of New York Mellon Corp	5.450	05/15/19	4,427
	400,000		Bank of New York Mellon Corp	4.150	02/01/21	425
	10,500,000		Bank of New York Mellon Corp	2.500	04/15/21	10,527
	11,550,000	g	Bayer US Finance LLC	2.375	10/08/19	11,628
	8,100,000	g	Bayer US Finance LLC	3.375	10/08/24	8,141
	5,000,000	g	BBVA Bancomer S.A.	6.750	09/30/22	5,600
	300,000	g,i	BBVA Bancomer S.A.	5.350	11/12/29	296
	10,525,000		Berkshire Hathaway, Inc	3.125	03/15/26	10,514
EUR	1,000,000		BHP Billiton Finance Ltd	0.750	10/28/22	1,078
	$9,800,000		Capital One Financial Corp	3.050	03/09/22	9,786
	9,800,000		Capital One Financial Corp	3.750	03/09/27	9,740
	7,175,000		Credit Suisse	2.300	05/28/19	7,200
	7,175,000	g	Credit Suisse Group AG.	3.574	01/09/23	7,161
	3,900,000	g	Credit Suisse Group AG.	4.282	01/09/28	3,881
313

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
EUR	1,250,000		Credit Suisse Group Funding Guernsey Ltd	1.250%	04/14/22	$1,352
	$7,700,000		Credit Suisse Group Funding Guernsey Ltd	3.800	06/09/23	7,728
	10,250,000		Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	10,083
	3,340,000		Ford Motor Credit Co LLC	6.625	08/15/17	3,400
	6,600,000		Ford Motor Credit Co LLC	2.375	03/12/19	6,623
	13,600,000		Ford Motor Credit Co LLC	3.157	08/04/20	13,820
	16,975,000		Ford Motor Credit Co LLC	3.200	01/15/21	17,155
	35,825,000		Ford Motor Credit Co LLC	4.134	08/04/25	35,996
	5,228,000		GE Capital International Funding Co	4.418	11/15/35	5,521
	1,432,000		General Electric Capital Corp	5.875	01/14/38	1,806
	108,000		General Electric Capital Corp	6.875	01/10/39	153
	4,911,000		General Motors Financial Co, Inc	3.500	07/10/19	5,045
	3,158,000		General Motors Financial Co, Inc	3.200	07/13/20	3,212
	11,725,000		General Motors Financial Co, Inc	4.200	03/01/21	12,238
	17,625,000		General Motors Financial Co, Inc	3.200	07/06/21	17,690
	3,900,000		General Motors Financial Co, Inc	4.375	09/25/21	4,101
	5,000,000		General Motors Financial Co, Inc	3.450	04/10/22	5,024
	5,400,000		General Motors Financial Co, Inc	3.700	05/09/23	5,441
	500,000		General Motors Financial Co, Inc	4.300	07/13/25	508
EUR	1,250,000		General Motors Financial International BV	1.875	10/15/19	1,387
	$11,075,000		Goldman Sachs Group, Inc	2.375	01/22/18	11,136
EUR	700,000		Goldman Sachs Group, Inc	2.000	07/27/23	791
	$13,575,000		Goldman Sachs Group, Inc	3.500	01/23/25	13,522
	7,675,000		Goldman Sachs Group, Inc	4.800	07/08/44	8,116
	100,000		Goldman Sachs Group, Inc	5.150	05/22/45	105
	14,925,000		Goldman Sachs Group, Inc	4.750	10/21/45	15,742
	3,800,000	g	GrupoSura Finance S.A.	5.500	04/29/26	4,009
	1,725,000		Icahn Enterprises LP	5.875	02/01/22	1,751
	2,000,000	g	ICICI Bank Ltd	3.500	03/18/20	2,034
	2,000,000		ICICI Bank Ltd	3.125	08/12/20	2,019
	550,000		Intercontinental Exchange, Inc	2.750	12/01/20	559
	8,400,000		International Lease Finance Corp	3.875	04/15/18	8,564
	3,200,000		International Lease Finance Corp	5.875	04/01/19	3,410
	5,000,000		International Lease Finance Corp	5.875	08/15/22	5,562
	250,000		Jefferies Group, Inc	6.450	06/08/27	283
	1,625,000		Legg Mason, Inc	2.700	07/15/19	1,641
	2,400,000		Legg Mason, Inc	3.950	07/15/24	2,426
EUR	850,000	g	Lincoln Finance Ltd	6.875	04/15/21	969
	$425,000	g	LUKOIL International Finance BV	6.125	11/09/20	465
	2,050,000	g	LUKOIL International Finance BV	4.563	04/24/23	2,105
	2,975,000	g	LUKOIL International Finance BV	4.750	11/02/26	3,021
	21,500,000		Morgan Stanley	1.875	01/05/18	21,533
	24,800,000		Morgan Stanley	3.700	10/23/24	25,156
	23,475,000		Morgan Stanley	3.125	07/27/26	22,424
	8,225,000		Morgan Stanley	3.625	01/20/27	8,161
	300,000		Morgan Stanley	4.300	01/27/45	297
	3,800,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	4,303
	6,500,000	g	Nederlandse Waterschapsbank NV	1.875	03/13/19	6,527
	5,000,000	g	Nederlandse Waterschapsbank NV	1.875	04/14/22	4,883
	100,000	g	Park Aerospace Holdings Ltd	5.250	08/15/22	104
	100,000	g	Park Aerospace Holdings Ltd	5.500	02/15/24	104
	100,000		State Street Corp	4.375	03/07/21	107
	39,082,580		Tagua Leasing LLC	1.900	07/12/24	38,423
	2,000,000	g	Three Gorges Finance I Cayman Islands Ltd	2.300	06/02/21	1,961
314

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$6,800,000	g	UBS Group Funding Jersey Ltd	2.950%	09/24/20	$6,844
	11,600,000	g	UBS Group Funding Jersey Ltd	2.650	02/01/22	11,370
	21,000,000		Wells Fargo & Co	2.100	07/26/21	20,584
	10,825,000		Wells Fargo & Co	3.069	01/24/23	10,871
EUR	500,000		Wells Fargo & Co	1.375	10/26/26	532
	$150,000		Wells Fargo & Co	3.900	05/01/45	144
			TOTAL DIVERSIFIED FINANCIALS			550,298

ENERGY - 3.0%
	2,375,000		AmeriGas Partners LP	5.625	05/20/24	2,387
	2,050,000		AmeriGas Partners LP	5.875	08/20/26	2,040
	8,900,000		Anadarko Petroleum Corp	4.850	03/15/21	9,520
	4,200,000		Anadarko Petroleum Corp	5.550	03/15/26	4,661
	3,600,000		Apache Corp	3.250	04/15/22	3,618
	6,650,000		Ashland, Inc	4.750	08/15/22	6,883
	16,500,000		BP Capital Markets plc	1.375	05/10/18	16,455
	13,300,000		BP Capital Markets plc	2.315	02/13/20	13,410
	699,000	g	California Resources Corp	8.000	12/15/22	570
	478,000		California Resources Corp	6.000	11/15/24	335
	5,520,000		Canadian Natural Resources Ltd	3.900	02/01/25	5,564
	500,000		Cimarex Energy Co	5.875	05/01/22	515
	8,395,000		Cimarex Energy Co	4.375	06/01/24	8,720
	5,475,000		Concho Resources, Inc	5.500	04/01/23	5,650
	2,375,000	g	Crestwood Midstream Partners LP	5.750	04/01/25	2,425
	6,875,000		Devon Energy Corp	4.750	05/15/42	6,620
	3,300,000		Devon Energy Corp	5.000	06/15/45	3,310
	1,750,000		Dynegy, Inc	6.750	11/01/19	1,798
	5,800,000		Ecopetrol S.A.	5.375	06/26/26	5,932
	450,000		El Paso Pipeline Partners Operating Co LLC	4.700	11/01/42	408
	3,250,000		Enbridge Energy Partners LP	5.200	03/15/20	3,476
	3,375,000		Enbridge Energy Partners LP	4.375	10/15/20	3,557
	6,800,000		Enbridge Energy Partners LP	5.875	10/15/25	7,600
	5,475,000		EnCana Corp	3.900	11/15/21	5,593
	3,525,000		Enterprise Products Operating LLC	2.850	04/15/21	3,540
	10,450,000		Enterprise Products Operating LLC	3.750	02/15/25	10,509
	4,775,000		Enterprise Products Operating LLC	4.450	02/15/43	4,518
	7,500,000		Enterprise Products Operating LLC	5.100	02/15/45	7,831
	5,150,000		EOG Resources, Inc	4.150	01/15/26	5,380
	2,250,000		Exterran Partners LP	6.000	10/01/22	2,216
	4,750,000		Exxon Mobil Corp	2.222	03/01/21	4,759
	1,250,000		Ferrellgas Partners LP	6.500	05/01/21	1,187
	750,000		Ferrellgas Partners LP	6.750	01/15/22	709
	2,739,000		Husky Energy, Inc	3.950	04/15/22	2,837
	4,000,000		Husky Energy, Inc	4.000	04/15/24	4,061
	1,400,000		Magellan Midstream Partners LP	4.250	09/15/46	1,311
	5,030,000		Marathon Oil Corp	2.700	06/01/20	4,994
	4,075,000		Marathon Petroleum Corp	3.625	09/15/24	4,012
	2,625,000		Noble Energy, Inc	5.625	05/01/21	2,704
	900,000		Noble Energy, Inc	3.900	11/15/24	912
	1,850,000		Noble Energy, Inc	5.250	11/15/43	1,924
	2,000,000		NRG Energy, Inc	6.250	05/01/24	1,994
	10,850,000		ONE Gas, Inc	2.070	02/01/19	10,889
	3,500,000		ONE Gas, Inc	3.610	02/01/24	3,611
315

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$3,500,000	g	Pertamina Persero PT	4.875%	05/03/22	$3,711
	2,125,000	g	Pertamina Persero PT	4.300	05/20/23	2,194
	2,000,000		Petrobras Global Finance BV	8.375	05/23/21	2,262
	7,340,000		Petrobras Global Finance BV	6.125	01/17/22	7,696
	1,500,000		Petrobras Global Finance BV	8.750	05/23/26	1,736
	3,400,000		Petroleos Mexicanos	5.500	02/04/19	3,570
	6,750,000		Petroleos Mexicanos	6.375	02/04/21	7,322
	1,500,000		Petroleos Mexicanos	4.875	01/24/22	1,543
	225,000	g	Petroleos Mexicanos	5.375	03/13/22	236
EUR	375,000		Petroleos Mexicanos	1.875	04/21/22	387
	$12,000,000		Petroleos Mexicanos	1.950	12/20/22	11,903
	6,420,000		Petroleos Mexicanos	2.000	12/20/22	6,373
	9,000,000		Petroleos Mexicanos	3.500	01/30/23	8,576
	3,900,000		Petroleos Mexicanos	4.500	01/23/26	3,738
	1,800,000		Petroleos Mexicanos	6.875	08/04/26	1,998
	1,775,000	g	Petroleos Mexicanos	6.500	03/13/27	1,909
	4,500,000		Petroleos Mexicanos	6.500	06/02/41	4,455
	4,180,000		Petroleos Mexicanos	5.500	06/27/44	3,689
	1,400,000		Petroleos Mexicanos	5.625	01/23/46	1,247
	1,800,000		Petroleos Mexicanos	6.750	09/21/47	1,827
	5,225,000		Phillips 66	4.875	11/15/44	5,246
	614,000		Pioneer Natural Resources Co	7.500	01/15/20	695
	8,675,000		Pioneer Natural Resources Co	3.450	01/15/21	8,880
	6,850,000		Pioneer Natural Resources Co	4.450	01/15/26	7,209
	5,725,000		Plains All American Pipeline LP	3.600	11/01/24	5,541
	1,250,000		Plains All American Pipeline LP	4.500	12/15/26	1,275
	2,940,000		QEP Resources, Inc	5.375	10/01/22	2,896
	1,250,000		Questar Market Resources, Inc	6.875	03/01/21	1,328
	1,200,000	g	Raizen Fuels Finance S.A.	5.300	01/20/27	1,216
	3,335,000	g	Range Resources Corp	5.000	08/15/22	3,302
	1,200,000		Regency Energy Partners LP	4.500	11/01/23	1,231
	2,000,000	g	Reliance Holdings USA	4.500	10/19/20	2,121
	2,375,000	g	Reliance Holdings USA	5.400	02/14/22	2,591
	9,875,000	g	Sabine Pass Liquefaction LLC	4.200	03/15/28	9,725
	6,000,000		Shell International Finance BV	2.375	08/21/22	5,898
	4,875,000		Shell International Finance BV	3.250	05/11/25	4,922
EUR	750,000		Shell International Finance BV	1.875	09/15/25	863
	$6,825,000		Shell International Finance BV	4.000	05/10/46	6,561
	2,075,000		Statoil ASA	1.200	01/17/18	2,070
	5,300,000		Statoil ASA	2.450	01/17/23	5,225
	250,000		Suncor Energy, Inc	3.600	12/01/24	253
	10,800,000		Sunoco Logistics Partners Operations LP	5.350	05/15/45	10,529
	600,000	g	Targa Resources Partners LP	5.125	02/01/25	618
	2,000,000		Tesoro Corp	5.125	04/01/24	2,080
	8,000,000	g	Tesoro Corp	5.125	12/15/26	8,392
EUR	1,000,000		Total Capital International S.A.	2.500	03/25/26	1,209
	$3,400,000		TransCanada PipeLines Ltd	5.850	03/15/36	4,035
	2,750,000	i	TransCanada PipeLines Ltd	6.350	05/15/67	2,561
	2,500,000		Vale Overseas Ltd	6.250	08/10/26	2,716
	2,760,000		Vale Overseas Ltd	6.875	11/21/36	2,967
	350,000		WPX Energy, Inc	8.250	08/01/23	389
	2,400,000		WPX Energy, Inc	5.250	09/15/24	2,322
	400,000	g	YPF S.A.	8.500	03/23/21	438
	3,500,000	g	YPF S.A.	8.500	07/28/25	3,796
			TOTAL ENERGY			398,417
316

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
FOOD & STAPLES RETAILING - 0.9%
	$2,000,000	g	CK Hutchison International 16 Ltd	1.875%	10/03/21	$1,926
	3,300,000	g	CK Hutchison International 16 Ltd	2.750	10/03/26	3,120
	19,700,000		CVS Health Corp	2.800	07/20/20	20,028
	15,925,000		CVS Health Corp	2.125	06/01/21	15,619
	19,030,000		CVS Health Corp	3.875	07/20/25	19,606
	15,950,000		CVS Health Corp	2.875	06/01/26	15,210
	150,000		CVS Health Corp	5.125	07/20/45	165
	4,900,000		Ingles Markets, Inc	5.750	06/15/23	4,937
	2,275,000		SYSCO Corp	2.500	07/15/21	2,267
EUR	1,000,000		SYSCO Corp	1.250	06/23/23	1,082
	$8,250,000		Walgreen Co	4.400	09/15/42	7,944
	10,750,000		Walgreens Boots Alliance, Inc	2.700	11/18/19	10,893
	6,575,000		Walgreens Boots Alliance, Inc	2.600	06/01/21	6,582
	11,775,000		Walgreens Boots Alliance, Inc	3.800	11/18/24	12,015
	5,125,000		Walgreens Boots Alliance, Inc	3.450	06/01/26	4,996
	1,475,000		Walgreens Boots Alliance, Inc	4.650	06/01/46	1,467
			TOTAL FOOD & STAPLES RETAILING			127,857

FOOD, BEVERAGE & TOBACCO - 1.0%
	4,916,000	g	Anadolu Efes Biracilik Ve Malt Sanayii AS.	3.375	11/01/22	4,527
	13,700,000		Anheuser-Busch InBev Finance, Inc	2.650	02/01/21	13,802
	10,275,000		Anheuser-Busch InBev Finance, Inc	3.300	02/01/23	10,456
	18,175,000		Anheuser-Busch InBev Finance, Inc	3.650	02/01/26	18,377
	10,450,000		Anheuser-Busch InBev Finance, Inc	4.900	02/01/46	11,283
	14,775,000		Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	14,601
	5,575,000		Anheuser-Busch InBev Worldwide, Inc	4.950	01/15/42	6,014
EUR	1,250,000		BAT Netherlands Finance BV	2.375	01/19/23	1,447
	$3,000,000	g	Corp Lindley S.A.	4.625	04/12/23	3,090
	2,000,000	g	Embotelladora Andina S.A.	5.000	10/01/23	2,160
EUR	1,250,000		Heineken NV	2.875	08/04/25	1,517
	$8,425,000	g	Heineken NV	3.500	01/29/28	8,469
	3,600,000	g	Heineken NV	4.350	03/29/47	3,607
	150,000		JM Smucker Co	4.375	03/15/45	150
	200,000		Kraft Heinz Foods Co	5.200	07/15/45	207
	213,000	g	Lamb Weston Holdings, Inc	4.625	11/01/24	217
	210,000	g	Lamb Weston Holdings, Inc	4.875	11/01/26	214
	4,115,000		Mead Johnson Nutrition Co	4.900	11/01/19	4,397
	3,650,000		Mead Johnson Nutrition Co	3.000	11/15/20	3,720
	18,075,000		PepsiCo, Inc	3.450	10/06/46	16,348
	6,850,000	g	Pernod-Ricard S.A.	4.250	07/15/22	7,235
	1,600,000		Philip Morris International, Inc	6.375	05/16/38	2,032
			TOTAL FOOD, BEVERAGE & TOBACCO			133,870

HEALTH CARE EQUIPMENT & SERVICES - 0.8%
	400,000		Becton Dickinson & Co	4.685	12/15/44	417
	1,175,000		CHS/Community Health Systems	6.250	03/31/23	1,199
	3,800,000		Covidien International Finance S.A.	3.200	06/15/22	3,884
	7,375,000		Express Scripts Holding Co	3.500	06/15/24	7,263
	20,975,000		Express Scripts Holding Co	3.400	03/01/27	19,753
	2,060,000		HCA, Inc	6.500	02/15/20	2,254
317

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$4,575,000		HCA, Inc	5.875%	03/15/22	$5,033
	2,500,000		HCA, Inc	4.500	02/15/27	2,500
	6,055,000		Johns Hopkins Health System Corp	3.837	05/15/46	5,922
	200,000		Laboratory Corp of America Holdings	3.600	02/01/25	198
EUR	500,000		McKesson Corp	1.500	11/17/25	538
GBP	250,000		McKesson Corp	3.125	02/17/29	323
	$10,450,000		McKesson Corp	4.883	03/15/44	10,785
	9,625,000		Medtronic, Inc	4.625	03/15/45	10,338
	5,000,000		New York and Presbyterian Hospital	3.563	08/01/36	4,671
	2,000,000		Tenet Healthcare Corp	4.375	10/01/21	2,000
	2,700,000		Thermo Fisher Scientific, Inc	2.400	02/01/19	2,723
	3,100,000		Thermo Fisher Scientific, Inc	3.300	02/15/22	3,161
	4,325,000		Thermo Fisher Scientific, Inc	3.150	01/15/23	4,333
	4,000,000		Thermo Fisher Scientific, Inc	2.950	09/19/26	3,808
	10,995,000		Zimmer Holdings, Inc	3.550	04/01/25	10,871
			TOTAL HEALTH CARE EQUIPMENT & SERVICES			101,974

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
	7,175,000		Clorox Co	3.800	11/15/21	7,538
	4,900,000		Clorox Co	3.500	12/15/24	5,058
	4,525,000		Ecolab, Inc	1.450	12/08/17	4,520
	1,300,000		Ecolab, Inc	3.700	11/01/46	1,178
			TOTAL HOUSEHOLD & PERSONAL PRODUCTS			18,294

INSURANCE - 1.4%
	5,475,000		ACE INA Holdings, Inc	3.350	05/03/26	5,538
	350,000		ACE INA Holdings, Inc	4.350	11/03/45	368
	150,000		Aetna, Inc	4.125	06/01/21	159
	1,925,000		Aetna, Inc	6.625	06/15/36	2,514
	3,250,000		Aetna, Inc	4.125	11/15/42	3,197
	6,200,000		Allstate Corp	3.150	06/15/23	6,299
	2,700,000		American Financial Group, Inc	3.500	08/15/26	2,621
	7,825,000		American International Group, Inc	2.300	07/16/19	7,853
	11,850,000		American International Group, Inc	3.300	03/01/21	12,091
	2,500,000		American International Group, Inc	3.750	07/10/25	2,486
	5,500,000		Aon plc	3.500	06/14/24	5,491
	2,825,000		Aon plc	3.875	12/15/25	2,875
	100,000		Berkshire Hathaway Finance Corp	4.300	05/15/43	103
	19,230,000		Children’s Hospital Medic	4.268	05/15/44	19,828
	3,750,000		Chubb Corp	6.000	05/11/37	4,749
	1,390,000		Cigna Corp	5.125	06/15/20	1,507
	6,900,000		Cigna Corp	4.500	03/15/21	7,366
	3,525,000		CNA Financial Corp	3.950	05/15/24	3,617
	5,575,000	g	Five Corners Funding Trust	4.419	11/15/23	5,926
	4,900,000		Humana, Inc	3.850	10/01/24	5,016
	2,750,000		Humana, Inc	3.950	03/15/27	2,811
	3,300,000	g	Liberty Mutual Group, Inc	4.250	06/15/23	3,465
EUR	1,250,000		Liberty Mutual Group, Inc	2.750	05/04/26	1,419
	$500,000		Marsh & McLennan Cos, Inc	4.800	07/15/21	541
	7,300,000		Marsh & McLennan Cos, Inc	2.750	01/30/22	7,340
	1,600,000		Marsh & McLennan Cos, Inc	3.500	06/03/24	1,633
	1,365,000		Marsh & McLennan Cos, Inc	3.500	03/10/25	1,384
	3,225,000		Mercury General Corp	4.400	03/15/27	3,215
	4,325,000		Principal Financial Group, Inc	3.100	11/15/26	4,211
318

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$500,000		Progressive Corp	3.750%	08/23/21	$528
	8,050,000		Prudential Financial, Inc	7.375	06/15/19	8,974
	150,000		Prudential Financial, Inc	4.600	05/15/44	158
	3,000,000	g	Prudential Funding LLC	6.750	09/15/23	3,555
	2,425,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	2,395
	4,250,000		Travelers Cos, Inc	5.800	05/15/18	4,447
	1,350,000		Travelers Cos, Inc	3.750	05/15/46	1,279
	6,650,000		UnitedHealth Group, Inc	3.750	07/15/25	6,944
	3,050,000		UnitedHealth Group, Inc	3.100	03/15/26	3,021
	4,675,000		UnitedHealth Group, Inc	3.450	01/15/27	4,741
	200,000		UnitedHealth Group, Inc	4.625	07/15/35	218
	13,075,000		UnitedHealth Group, Inc	4.250	04/15/47	13,366
	6,750,000		WellPoint, Inc	3.125	05/15/22	6,784
	500,000		Willis Group Holdings plc	5.750	03/15/21	549
	2,400,000		WR Berkley Corp	5.375	09/15/20	2,618
			TOTAL INSURANCE			185,200

MATERIALS - 1.4%
	4,875,000		Agrium, Inc	3.375	03/15/25	4,811
	2,925,000		Agrium, Inc	4.125	03/15/35	2,802
	11,200,000	g	Air Liquide Finance S.A.	1.750	09/27/21	10,804
	6,630,000		Air Products & Chemicals, Inc	4.375	08/21/19	7,027
	3,349,000		Albemarle Corp	5.450	12/01/44	3,707
	675,000		Alcoa, Inc	5.125	10/01/24	697
EUR	850,000		Axalta Coating Systems Dutch Holding BV	3.750	01/15/25	952
	$1,365,000		Ball Corp	5.000	03/15/22	1,440
EUR	250,000		Ball Corp	4.375	12/15/23	295
	$1,825,000		Barrick Gold Corp	3.850	04/01/22	1,911
	1,500,000		Barrick Gold Corp	4.100	05/01/23	1,608
	4,392,000		BHP Billiton Finance USA Ltd	5.000	09/30/43	4,930
	2,500,000		Blue Cube Spinco, Inc	9.750	10/15/23	2,994
	1,425,000		Blue Cube Spinco, Inc	10.000	10/15/25	1,721
	1,300,000		Celulosa Arauco y Constitucion S.A.	4.500	08/01/24	1,333
	1,475,000	g	Cemex SAB de C.V.	7.750	04/16/26	1,660
	3,550,000		Corning, Inc	1.450	11/15/17	3,547
	2,275,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.875	11/03/21	2,383
	2,375,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.000	07/17/22	2,385
	3,900,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.500	09/16/25	4,106
	1,390,000		Crown Americas LLC	4.500	01/15/23	1,421
	1,875,000	g	Crown Americas LLC	4.250	09/30/26	1,804
	1,000,000		Eastman Chemical Co	5.500	11/15/19	1,083
	200,000		EI du Pont de Nemours & Co	2.800	02/15/23	198
	1,100,000	g	Eldorado Gold Corp	6.125	12/15/20	1,128
	3,060,000		Fibria Overseas Finance Ltd	5.500	01/17/27	3,067
	8,775,000	g	Georgia-Pacific LLC	2.539	11/15/19	8,844
	1,275,000	g	Glencore Funding LLC	4.125	05/30/23	1,299
	6,450,000	g	Glencore Funding LLC	4.625	04/29/24	6,700
	13,000,000	g	Glencore Funding LLC	4.000	03/27/27	12,824
	9,000,000		International Paper Co	3.000	02/15/27	8,412
	5,350,000	g	Inversiones CMPC S.A.	4.375	04/04/27	5,323
	3,200,000	g	Klabin Finance S.A.	5.250	07/16/24	3,219
	1,462,000		Lyondell Basell Industries NV	5.000	04/15/19	1,540
	2,400,000		Newmont Mining Corp	3.500	03/15/22	2,468
319

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$6,900,000		Newmont Mining Corp	4.875%	03/15/42	$6,933
	6,840,000		Nucor Corp	4.000	08/01/23	7,230
	1,350,000		Olin Corp	5.125	09/15/27	1,373
	2,860,000	g	Owens-Brockway Glass Container, Inc	5.375	01/15/25	2,903
	3,150,000		Packaging Corp of America	3.650	09/15/24	3,177
	3,575,000		Potash Corp of Saskatchewan, Inc	3.625	03/15/24	3,592
	159,000		Rio Tinto Finance USA Ltd	3.750	09/20/21	167
	600,000		Rio Tinto Finance USA plc	3.500	03/22/22	625
	5,000,000		Rock Tenn Co	3.500	03/01/20	5,131
	3,000,000		Rock Tenn Co	4.000	03/01/23	3,096
	6,625,000		RPM International, Inc	3.750	03/15/27	6,621
	625,000		RPM International, Inc	5.250	06/01/45	677
	1,370,000	g	Sealed Air Corp	5.250	04/01/23	1,439
	2,300,000	g	Severstal OAO Via Steel Capital S.A.	3.850	08/27/21	2,303
EUR	750,000	g	Silgan Holdings, Inc	3.250	03/15/25	796
	$3,575,000	g	St. Marys Cement, Inc Canada	5.750	01/28/27	3,563
	1,675,000		Steel Dynamics, Inc	5.125	10/01/21	1,727
	1,630,000		Teck Resources Ltd	3.750	02/01/23	1,583
	3,000,000	g	Union Andina de Cementos SAA	5.875	10/30/21	3,120
	9,800,000		Vulcan Materials Co	3.900	04/01/27	9,898
			TOTAL MATERIALS			186,397

MEDIA - 1.6%
	2,105,000		21st Century Fox America, Inc	7.625	11/30/28	2,777
	1,578,000		21st Century Fox America, Inc	6.550	03/15/33	1,920
	7,375,000		21st Century Fox America, Inc	6.900	08/15/39	9,413
GBP	675,000	g	AMC Entertainment Holdings, Inc	6.375	11/15/24	906
	$6,750,000		CBS Corp	2.300	08/15/19	6,775
	4,200,000		CBS Corp	2.900	01/15/27	3,911
	11,150,000		Charter Communications Operating LLC	3.579	07/23/20	11,475
	8,295,000		Charter Communications Operating LLC	4.464	07/23/22	8,735
	22,275,000		Charter Communications Operating LLC	4.908	07/23/25	23,521
	3,500,000		Cinemark USA, Inc	4.875	06/01/23	3,537
	18,200,000		Comcast Corp	3.200	07/15/36	16,181
	1,715,000	g	CSC Holdings LLC	5.500	04/15/27	1,743
	2,430,000	g	Gannett Co, Inc	4.875	09/15/21	2,466
	2,925,000	g	Gannett Co, Inc	5.500	09/15/24	2,994
	825,000		Grupo Televisa S.A.	6.000	05/15/18	861
	2,000,000		Grupo Televisa SAB	4.625	01/30/26	2,058
	2,675,000		Grupo Televisa SAB	5.000	05/13/45	2,439
	2,000,000		Lamar Media Corp	5.000	05/01/23	2,060
	2,000,000		Lamar Media Corp	5.375	01/15/24	2,065
	7,250,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	7,258
	7,700,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	7,717
	10,350,000		NBC Universal Media LLC	2.875	01/15/23	10,377
	3,735,000		Nielsen Finance LLC	4.500	10/01/20	3,800
	4,650,000		Outfront Media Capital LLC	5.250	02/15/22	4,813
	5,675,000		Time Warner Cable, Inc	5.875	11/15/40	6,023
	4,075,000		Time Warner Cable, Inc	4.500	09/15/42	3,701
	20,550,000		Time Warner, Inc	2.100	06/01/19	20,581
	19,575,000		Time Warner, Inc	3.600	07/15/25	19,353
	5,550,000		Time Warner, Inc	3.800	02/15/27	5,489
	150,000		Time Warner, Inc	4.850	07/15/45	146
	1,600,000	g	Time, Inc	5.750	04/15/22	1,664
320

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$5,000,000		Viacom, Inc	2.250%	02/04/22	$4,807
	5,075,000		Viacom, Inc	3.450	10/04/26	4,816
	675,000	g	Virgin Media Secured Finance plc	5.500	01/15/25	688
	5,775,000		Walt Disney Co	2.450	03/04/22	5,788
			TOTAL MEDIA			212,858

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.9%
	4,750,000		Abbott Laboratories	3.875	09/15/25	4,813
	19,450,000		Abbott Laboratories	3.750	11/30/26	19,423
	2,250,000		Abbott Laboratories	5.300	05/27/40	2,417
	16,950,000		AbbVie, Inc	2.500	05/14/20	17,064
	15,250,000		AbbVie, Inc	3.200	05/14/26	14,658
	33,025,000		Actavis Funding SCS	3.800	03/15/25	33,261
	9,500,000		Actavis Funding SCS	4.550	03/15/35	9,524
	400,000		Actavis Funding SCS	4.750	03/15/45	403
	5,200,000		Amgen, Inc	1.850	08/19/21	5,050
	8,600,000		Amgen, Inc	2.600	08/19/26	7,971
	7,500,000		Biogen, Inc	2.900	09/15/20	7,633
	9,775,000		Bristol-Myers Squibb Co	3.250	02/27/27	9,752
	7,450,000		Celgene Corp	2.875	08/15/20	7,563
	11,575,000		Celgene Corp	3.875	08/15/25	11,830
	9,850,000		Gilead Sciences, Inc	3.650	03/01/26	9,926
	8,675,000		Gilead Sciences, Inc	2.950	03/01/27	8,225
	200,000		Gilead Sciences, Inc	4.750	03/01/46	204
	9,375,000		Johnson & Johnson	2.950	03/03/27	9,373
	3,750,000		Johnson & Johnson	3.625	03/03/37	3,725
	4,100,000		Mylan NV	3.750	12/15/20	4,205
	7,225,000		Mylan NV	3.950	06/15/26	7,071
	19,225,000		Novartis Capital Corp	3.100	05/17/27	19,117
	6,850,000		Novartis Capital Corp	4.000	11/20/45	6,880
	500,000		Perrigo Finance plc	3.900	12/15/24	498
	2,850,000		Perrigo Finance plc	4.900	12/15/44	2,774
	8,225,000		Pfizer, Inc	4.125	12/15/46	8,230
	8,275,000	g	Roche Holdings, Inc	2.375	01/28/27	7,793
	1,650,000		Teva Pharmaceutical Finance Netherlands III BV	2.200	07/21/21	1,588
	9,825,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	9,053
			TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			250,024

REAL ESTATE - 1.5%
	1,675,000		Alexandria Real Estate Equities, Inc	3.950	01/15/27	1,674
	2,300,000		Alexandria Real Estate Equities, Inc	3.950	01/15/28	2,293
	10,300,000		American Tower Corp	3.300	02/15/21	10,444
	4,350,000		American Tower Corp	3.500	01/31/23	4,375
EUR	750,000		American Tower Corp	1.375	04/04/25	793
	$2,418,000		American Tower Corp	4.400	02/15/26	2,501
	4,125,000		American Tower Corp	3.375	10/15/26	3,932
	3,525,000		AvalonBay Communities, Inc	2.900	10/15/26	3,354
	1,825,000		AvalonBay Communities, Inc	3.900	10/15/46	1,704
	300,000		Boston Properties LP	4.125	05/15/21	315
	5,575,000		Brandywine Operating Partnership LP	4.100	10/01/24	5,559
	4,500,000		Brixmor Operating Partnership LP	3.875	08/15/22	4,607
	5,800,000		Brixmor Operating Partnership LP	3.250	09/15/23	5,665
	5,825,000		Brixmor Operating Partnership LP	3.850	02/01/25	5,748
321

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$2,650,000		Brixmor Operating Partnership LP	4.125%	06/15/26	$2,666
3,965,000		Camden Property Trust	4.625	06/15/21	4,227
3,000,000		Camden Property Trust	2.950	12/15/22	2,954
4,825,000		Crown Castle International Corp	2.250	09/01/21	4,690
3,911,000		Crown Castle International Corp	4.875	04/15/22	4,207
5,175,000		DCT Industrial Operating Partnership LP	4.500	10/15/23	5,422
3,450,000		DDR Corp	3.625	02/01/25	3,319
3,250,000		DDR Corp	4.250	02/01/26	3,230
6,800,000		Developers Diversified Realty Corp	4.750	04/15/18	6,954
3,460,000		Developers Diversified Realty Corp	7.875	09/01/20	4,002
1,600,000		Duke Realty LP	3.250	06/30/26	1,551
1,250,000		Equinix, Inc	5.375	01/01/22	1,316
2,750,000		Equity One, Inc	3.750	11/15/22	2,828
210,000		ERP Operating LP	4.625	12/15/21	226
2,754,000		Essex Portfolio LP	3.375	01/15/23	2,758
500,000		HCP, Inc	5.375	02/01/21	545
2,775,000		Healthcare Realty Trust, Inc	5.750	01/15/21	3,041
1,625,000		Healthcare Realty Trust, Inc	3.750	04/15/23	1,624
6,600,000		Healthcare Realty Trust, Inc	3.875	05/01/25	6,536
3,700,000		Healthcare Trust of America Holdings LP	3.375	07/15/21	3,752
3,550,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	3,559
6,250,000		Healthcare Trust of America Holdings LP	3.500	08/01/26	6,010
1,950,000		Highwoods Realty LP	3.875	03/01/27	1,928
1,775,000		Host Hotels & Resorts LP	4.500	02/01/26	1,836
2,800,000		Kimco Realty Corp	3.400	11/01/22	2,826
2,500,000		Liberty Property LP	3.250	10/01/26	2,396
5,224,000		Mid-America Apartments LP	4.300	10/15/23	5,512
5,525,000		Mid-America Apartments LP	3.750	06/15/24	5,622
4,300,000		Mid-America Apartments LP	4.000	11/15/25	4,412
3,600,000		National Retail Properties, Inc	3.800	10/15/22	3,716
5,425,000		National Retail Properties, Inc	3.300	04/15/23	5,424
2,575,000		National Retail Properties, Inc	4.000	11/15/25	2,626
3,000,000		National Retail Properties, Inc	3.600	12/15/26	2,959
400,000		ProLogis LP	3.350	02/01/21	412
7,225,000		Regency Centers LP	3.900	11/01/25	7,356
1,500,000		Regency Centers LP	3.600	02/01/27	1,488
122,000		Simon Property Group LP	4.375	03/01/21	130
2,830,000	g	Trust F/1401	5.250	12/15/24	2,894
450,000		Ventas Realty LP	4.125	01/15/26	456
1,170,000		Weingarten Realty Investors	3.375	10/15/22	1,180
4,800,000		Weingarten Realty Investors	3.500	04/15/23	4,807
3,025,000		Weingarten Realty Investors	4.450	01/15/24	3,169
3,950,000		Weingarten Realty Investors	3.850	06/01/25	3,956
1,300,000		Weingarten Realty Investors	3.250	08/15/26	1,239
13,475,000		Welltower, Inc	4.000	06/01/25	13,657
		TOTAL REAL ESTATE			208,382

RETAILING - 0.7%
100,000		Amazon.com, Inc	4.950	12/05/44	113
600,000		Asbury Automotive Group, Inc	6.000	12/15/24	620
4,150,000		AutoNation, Inc	3.350	01/15/21	4,199
4,425,000		AutoZone, Inc	3.250	04/15/25	4,330
100,000		Best Buy Co, Inc	5.500	03/15/21	108
6,525,000		Enable Midstream Partners LP	4.400	03/15/27	6,476
322

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$8,850,000		Home Depot, Inc	2.000%	04/01/21	$8,809
	8,725,000		Home Depot, Inc	3.350	09/15/25	8,972
	5,175,000		Home Depot, Inc	3.000	04/01/26	5,165
	14,125,000		Home Depot, Inc	2.125	09/15/26	13,105
	2,975,000		Home Depot, Inc	3.500	09/15/56	2,590
	3,150,000		L Brands, Inc	6.750	07/01/36	3,001
	3,150,000		Limited Brands, Inc	7.000	05/01/20	3,457
	6,600,000		Macy’s Retail Holdings, Inc	4.500	12/15/34	5,736
	7,575,000		O’Reilly Automotive, Inc	3.550	03/15/26	7,555
	5,050,000	g	Rolls-Royce plc	2.375	10/14/20	5,031
	1,850,000	g	Rolls-Royce plc	3.625	10/14/25	1,861
GBP	1,250,000		Rolls-Royce plc	3.375	06/18/26	1,715
	$5,800,000		Target Corp	2.500	04/15/26	5,420
	5,625,000		Target Corp	3.625	04/15/46	5,075
	150,000		Wal-Mart Stores, Inc	4.300	04/22/44	157
			TOTAL RETAILING			93,495

SOFTWARE & SERVICES - 0.6%
	4,175,000	g	Activision Blizzard, Inc	2.300	09/15/21	4,088
	4,350,000	g	Activision Blizzard, Inc	3.400	09/15/26	4,247
	20,350,000		Fidelity National Information Services, Inc	3.625	10/15/20	21,144
	800,000	g	IMS Health, Inc	5.000	10/15/26	803
	30,200,000		Microsoft Corp	2.400	08/08/26	28,554
	3,750,000		Microsoft Corp	4.100	02/06/37	3,856
	5,500,000		Microsoft Corp	4.250	02/06/47	5,636
	3,075,000		NCR Corp	4.625	02/15/21	3,145
	525,000		NCR Corp	5.875	12/15/21	547
	1,650,000	g	Open Text Corp	5.625	01/15/23	1,716
	13,600,000		Oracle Corp	1.900	09/15/21	13,367
			TOTAL SOFTWARE & SERVICES			87,103

TECHNOLOGY HARDWARE & EQUIPMENT - 0.8%
	3,475,000		Amphenol Corp	3.125	09/15/21	3,546
	10,450,000		Apple, Inc	3.350	02/09/27	10,548
	4,525,000		Apple, Inc	4.650	02/23/46	4,852
	8,150,000	g	Broadcom Corp	3.875	01/15/27	8,201
	19,750,000		Cisco Systems, Inc	1.850	09/20/21	19,367
	1,600,000	g	CommScope, Inc	5.000	06/15/21	1,644
	2,600,000	g	CommScope, Inc	5.500	06/15/24	2,689
	6,100,000	g	Diamond Finance Corp	3.480	06/01/19	6,253
	13,175,000	g	Diamond Finance Corp	4.420	06/15/21	13,776
	10,550,000	g	Diamond Finance Corp	6.020	06/15/26	11,523
	3,300,000		General Electric Co	5.250	12/06/17	3,384
	4,075,000		General Electric Co	4.125	10/09/42	4,156
	200,000		Koninklijke Philips NV	3.750	03/15/22	208
	6,525,000	g	Seagate HDD Cayman	4.250	03/01/22	6,460
	525,000	g	Sensata Technologies BV	5.625	11/01/24	547
	250,000	g	Sensata Technologies BV	5.000	10/01/25	252
	5,050,000		Tyco Electronics Group S.A.	2.375	12/17/18	5,095
	6,669,000		Tyco Electronics Group S.A.	3.500	02/03/22	6,871
EUR	1,000,000		Tyco Electronics Group S.A.	1.100	03/01/23	1,079
	$2,175,000		Tyco Electronics Group S.A.	3.700	02/15/26	2,222
			TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			112,673
323

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
TELECOMMUNICATION SERVICES - 1.5%
	$2,000,000		Alibaba Group Holding Ltd	2.500%	11/28/19	$2,011
	500,000		Alibaba Group Holding Ltd	3.600	11/28/24	504
EUR	1,500,000	g	Altice Luxembourg S.A.	7.250	05/15/22	1,692
	$21,350,000		AT&T, Inc	1.400	12/01/17	21,333
	8,450,000		AT&T, Inc	4.600	02/15/21	8,990
	8,800,000		AT&T, Inc	4.450	04/01/24	9,199
	27,775,000		AT&T, Inc	3.400	05/15/25	26,876
EUR	300,000		AT&T, Inc	3.500	12/17/25	373
	$9,000,000		AT&T, Inc	4.500	05/15/35	8,470
	6,525,000		AT&T, Inc	5.250	03/01/37	6,646
	200,000		AT&T, Inc	4.300	12/15/42	178
	150,000		AT&T, Inc	4.800	06/15/44	140
	4,525,000		AT&T, Inc	4.750	05/15/46	4,236
	6,525,000		AT&T, Inc	5.450	03/01/47	6,643
	4,400,000	g	Bharti Airtel International Netherlands BV	5.125	03/11/23	4,622
	17,300,000	g	Deutsche Telekom International Finance BV	1.950	09/19/21	16,710
EUR	875,000		Deutsche Telekom International Finance BV	0.625	04/03/23	932
	$4,000,000		Deutsche Telekom International Finance BV	8.750	06/15/30	5,841
	3,500,000	g	ENTEL Chile S.A.	4.875	10/30/24	3,614
	4,500,000	g	MTN Mauritius Investment Ltd	5.373	02/13/22	4,553
	3,500,000	g,q	Oi S.A.	5.750	02/10/22	1,120
	3,950,000		Orange S.A.	5.500	02/06/44	4,490
	2,125,000		Telefonica Emisiones SAU	4.103	03/08/27	2,139
	2,325,000		T-Mobile USA, Inc	6.375	03/01/25	2,505
	2,000,000	g	Turk Telekomunikasyon AS.	4.875	06/19/24	1,924
	9,275,000		Verizon Communications, Inc	3.450	03/15/21	9,526
	5,625,000		Verizon Communications, Inc	4.150	03/15/24	5,835
	30,520,000		Verizon Communications, Inc	4.272	01/15/36	28,180
	10,550,000		Verizon Communications, Inc	3.850	11/01/42	8,831
	3,350,000		Verizon Communications, Inc	4.125	08/15/46	2,890
	800,000		Verizon Communications, Inc	5.012	08/21/54	761
EUR	1,500,000	g	Virgin Media Finance plc	4.500	01/15/25	1,650
			TOTAL TELECOMMUNICATION SERVICES			203,414

TRANSPORTATION - 0.7%
	$3,300,000	g	Adani Ports & Special Economic Zone Ltd	3.950	01/19/22	3,338
	5,730,000	g	Asciano Finance Ltd	5.000	04/07/18	5,866
	4,500,000		Burlington Northern Santa Fe LLC	4.550	09/01/44	4,744
	72,000		Burlington Northern Santa Fe LLC	4.150	04/01/45	72
	6,525,000		Burlington Northern Santa Fe LLC	4.125	06/15/47	6,505
	9,200,000		Canadian Pacific Railway Co	2.900	02/01/25	9,020
	200,000		Canadian Pacific Railway Co	4.800	08/01/45	216
	150,000		CSX Corp	4.100	03/15/44	144
	15,775,000		CSX Corp	3.800	11/01/46	14,379
	9,250,000		Delta Air Lines, Inc	3.625	03/15/22	9,441
	5,375,000		FedEx Corp	3.250	04/01/26	5,326
	5,900,000		GATX Corp	5.200	03/15/44	6,020
	17,344,000		Kansas City Southern	2.350	05/15/20	17,182
	5,700,000		Kansas City Southern	4.950	08/15/45	5,733
	2,625,000		Northrop Grumman Corp	1.750	06/01/18	2,629
	6,975,000	g	Transnet SOC Ltd	4.000	07/26/22	6,679
324

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$3,500,000	g	TTX Co	3.600%	01/15/25	$3,534
			TOTAL TRANSPORTATION			100,828

UTILITIES - 4.2%
	1,650,000	g	AEP Transmission Co LLC	3.100	12/01/26	1,629
	1,650,000	g	AEP Transmission Co LLC	4.000	12/01/46	1,642
	408,000	i	AES Corp	4.055	06/01/19	408
	4,225,000		AES Corp	4.875	05/15/23	4,204
	1,500,000		AES Corp	5.500	03/15/24	1,523
	8,475,000		AGL Capital Corp	3.875	11/15/25	8,625
	2,125,000		AGL Capital Corp	4.400	06/01/43	2,089
	3,475,000		Alabama Power Co	4.150	08/15/44	3,473
	15,000,000		American Electric Power Co, Inc	1.650	12/15/17	14,996
	6,000,000		American Electric Power Co, Inc	2.950	12/15/22	6,030
	2,750,000		American Water Capital Corp	3.000	12/01/26	2,680
	2,375,000		American Water Capital Corp	4.000	12/01/46	2,409
	1,575,000	g	APT Pipelines Ltd	4.250	07/15/27	1,588
	5,500,000		Atmos Energy Corp	8.500	03/15/19	6,178
	6,225,000		Black Hills Corp	4.250	11/30/23	6,556
	1,575,000		Black Hills Corp	3.150	01/15/27	1,500
	4,750,000		Carolina Power & Light Co	5.300	01/15/19	5,048
	3,670,000		CenterPoint Energy Resources Corp	4.500	01/15/21	3,862
	3,550,000		CenterPoint Energy Resources Corp	6.250	02/01/37	4,093
	3,840,000	g	CEZ AS.	4.250	04/03/22	3,961
EUR	400,000		CEZ AS.	3.000	06/05/28	489
	$4,675,000		CMS Energy Corp	3.600	11/15/25	4,680
	3,425,000	g	Comision Federal de Electricidad	4.750	02/23/27	3,434
	4,200,000		Commonwealth Edison Co	5.900	03/15/36	5,171
	2,750,000		Connecticut Light & Power Co	5.500	02/01/19	2,925
	7,500,000		Consolidated Edison Co of New York, Inc	4.500	12/01/45	7,969
	6,800,000		Consolidated Edison Co of New York, Inc	3.850	06/15/46	6,529
	4,575,000		Consolidated Edison, Inc	2.000	05/15/21	4,494
	3,775,000		Dominion Resources, Inc	2.000	08/15/21	3,662
	5,775,000		Dominion Resources, Inc	4.700	12/01/44	5,950
	1,400,000		Duke Energy Carolinas LLC	4.300	06/15/20	1,495
	5,825,000		Duke Energy Corp	1.800	09/01/21	5,626
	8,675,000		Duke Energy Corp	2.650	09/01/26	8,050
	750,000		Duke Energy Corp	4.800	12/15/45	792
	5,950,000		Duke Energy Corp	3.750	09/01/46	5,362
	14,087,000		Duke Energy Florida Project Finance LLC	1.196	03/01/20	14,000
	5,000,000		Duke Energy Florida Project Finance LLC	1.731	09/01/22	4,854
	1,450,000		Duke Energy Ohio, Inc	3.800	09/01/23	1,528
	13,350,000	g	Electricite de France S.A.	2.350	10/13/20	13,341
	7,100,000	g,i	Electricite de France S.A.	5.625	12/30/49	6,967
	8,150,000		Energy Transfer Partners LP	4.050	03/15/25	8,072
	8,900,000		Energy Transfer Partners LP	4.750	01/15/26	9,158
	5,450,000		Energy Transfer Partners LP	5.950	10/01/43	5,641
	2,775,000		Energy Transfer Partners LP	5.150	03/15/45	2,610
	4,700,000		Enersis Americas S.A.	4.000	10/25/26	4,655
EUR	700,000		Engie S.A.	2.375	05/19/26	822
	$7,375,000		EnLink Midstream Partners LP	4.850	07/15/26	7,609
	1,675,000		EnLink Midstream Partners LP	5.050	04/01/45	1,577
	5,700,000		Entergy Corp	2.950	09/01/26	5,409
325

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$2,800,000	g	Equate Petrochemical BV	3.000%	03/03/22	$2,736
	2,450,000	g	Eskom Holdings SOC Ltd	5.750	01/26/21	2,461
	9,450,000		Exelon Generation Co LLC	3.400	03/15/22	9,526
	6,250,000	g	FirstEnergy Transmission LLC	4.350	01/15/25	6,494
	8,050,000	g	Fortis, Inc	3.055	10/04/26	7,553
	3,000,000		Georgia Power Co	5.400	06/01/40	3,344
	6,525,000		Great Plains Energy, Inc	3.900	04/01/27	6,579
	400,000	g	Hrvatska Elektroprivreda	5.875	10/23/22	423
EUR	1,000,000		Iberdrola International BV	1.125	04/21/26	1,051
	$5,000,000		Indiana Michigan Power Co	7.000	03/15/19	5,471
	2,650,000		Indiana Michigan Power Co	4.550	03/15/46	2,798
	2,725,000		Integrys Energy Group, Inc	4.170	11/01/20	2,879
	2,425,000		Interstate Power & Light Co	3.700	09/15/46	2,261
	3,000,000	g	Israel Electric Corp Ltd	5.625	06/21/18	3,116
	1,300,000	g	Israel Electric Corp Ltd	5.000	11/12/24	1,366
	1,000,000	g	Kansas Gas & Electric	6.700	06/15/19	1,098
	2,825,000		Kinder Morgan, Inc	9.000	02/01/19	3,160
EUR	1,000,000		Kinder Morgan, Inc	2.250	03/16/27	1,085
	$2,065,000		Kinder Morgan, Inc	5.300	12/01/34	2,078
	5,550,000		Kinder Morgan, Inc	5.000	03/01/43	5,267
	4,850,000		Kinder Morgan, Inc	5.400	09/01/44	4,795
	1,500,000	g	Korea Hydro & Nuclear Power Co Ltd	2.875	10/02/18	1,518
	5,000,000		LG&E and KU Energy LLC	3.750	11/15/20	5,187
	4,225,000	g	Listrindo Capital BV	4.950	09/14/26	4,119
	12,500,000		Mercy Health	3.382	11/01/25	12,239
	1,325,000		MidAmerican Energy Co	4.250	05/01/46	1,368
	4,240,000		MPLX LP	5.500	02/15/23	4,371
	6,262,000		MPLX LP	4.500	07/15/23	6,512
	3,800,000		MPLX LP	4.000	02/15/25	3,765
	3,775,000		MPLX LP	4.125	03/01/27	3,753
	3,850,000		MPLX LP	5.200	03/01/47	3,873
	2,800,000		Nevada Power Co	6.500	08/01/18	2,977
	3,335,000		Nevada Power Co	5.450	05/15/41	3,886
	168,000		NiSource Finance Corp	6.125	03/01/22	192
	3,700,000		NiSource Finance Corp	4.800	02/15/44	3,888
	3,375,000		Northeast Utilities	1.450	05/01/18	3,362
	2,000,000	g	Novolipetsk Steel via Steel Funding Ltd	4.500	06/15/23	2,033
	2,500,000		NTPC Ltd	5.625	07/14/21	2,752
	1,000,000		NTPC Ltd	4.750	10/03/22	1,067
EUR	250,000	g	OI European Group BV	3.125	11/15/24	266
	$7,100,000		Oncor Electric Delivery Co LLC	2.150	06/01/19	7,136
	1,280,000		Oncor Electric Delivery Co LLC	5.250	09/30/40	1,500
	8,170,000		Oncor Electric Delivery Co LLC	4.550	12/01/41	8,761
	3,900,000		Pacific Gas & Electric Co	8.250	10/15/18	4,270
	5,850,000		Pacific Gas & Electric Co	4.250	03/15/46	5,986
	2,750,000		Pacific Gas & Electric Co	4.000	12/01/46	2,715
	4,500,000	g	Perusahaan Gas Negara Persero Tbk PT	5.125	05/16/24	4,782
	1,750,000		Phillips 66 Partners LP	3.550	10/01/26	1,671
	1,600,000		Phillips 66 Partners LP	4.900	10/01/46	1,523
	750,000		Potomac Electric Power Co	7.900	12/15/38	1,108
	6,925,000		PPL Capital Funding, Inc	4.200	06/15/22	7,287
	2,000,000		PPL Electric Utilities Corp	3.000	09/15/21	2,048
	3,825,000		Progress Energy, Inc	7.050	03/15/19	4,178
326

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$8,800,000		Public Service Co of Oklahoma	5.150%	12/01/19	$9,429
2,640,000		Public Service Electric & Gas Co	5.300	05/01/18	2,747
2,850,000		Public Service Electric & Gas Co	3.800	03/01/46	2,815
2,830,000	g	Rumo Luxembourg Sarl	7.375	02/09/24	2,915
5,550,000		Sempra Energy	2.875	10/01/22	5,528
14,950,000		Shire Acquisitions Investments Ireland DAC	3.200	09/23/26	14,275
6,800,000		Southern Co	4.400	07/01/46	6,497
2,000,000		Southern Co Gas Capital Corp	3.950	10/01/46	1,822
8,250,000		Southern Power Co	2.500	12/15/21	8,062
7,825,000		Southern Power Co	4.150	12/01/25	8,086
2,300,000		Spectra Energy Partners LP	3.375	10/15/26	2,189
7,150,000		Spectra Energy Partners LP	4.500	03/15/45	6,678
5,300,000	g	Tengizchevroil Finance Co International Ltd	4.000	08/15/26	5,080
600,000		TransAlta Corp	6.900	05/15/18	624
3,250,000	g	Transportadora de Gas del Peru S.A.	4.250	04/30/28	3,274
3,875,000	g	Transurban Finance Co Pty Ltd	4.125	02/02/26	3,993
3,680,000		Virginia Electric & Power Co	2.950	01/15/22	3,749
6,500,000		Virginia Electric & Power Co	3.500	03/15/27	6,633
3,925,000		Virginia Electric & Power Co	4.000	11/15/46	3,860
700,000		Western Gas Partners LP	4.000	07/01/22	719
2,650,000		Western Gas Partners LP	3.950	06/01/25	2,623
6,900,000		Western Gas Partners LP	4.650	07/01/26	7,106
1,575,000		Western Gas Partners LP	5.450	04/01/44	1,618
5,075,000		Williams Partners LP	3.600	03/15/22	5,147
7,250,000		Williams Partners LP	4.500	11/15/23	7,587
1,175,000		Williams Partners LP	4.900	01/15/45	1,131
4,125,000		Wisconsin Power & Light Co	4.100	10/15/44	4,084
2,975,000		Xcel Energy, Inc	3.350	12/01/26	2,974
2,890,000		Xcel Energy, Inc	4.800	09/15/41	2,962
		TOTAL UTILITIES			565,206

		TOTAL CORPORATE BONDS			4,853,141
		(Cost $4,825,203)

GOVERNMENT BONDS - 43.6%

AGENCY SECURITIES - 1.4%
10,545,801		AMAL Ltd	3.465	08/21/21	10,860
5,500,000		Amber Circle Funding Ltd	3.250	12/04/22	5,549
4,963,515		Export Lease Ten Co LLC	1.650	05/07/25	4,808
14,345,000		Lutheran Medical Center	1.982	02/20/30	13,670
10,682,587		Premier Aircraft Leasing	3.576	02/06/22	11,041
10,000,000		Private Export Funding Corp (PEFCO)	2.250	12/15/17	10,074
5,000,000		PEFCO	4.375	03/15/19	5,286
7,240,000		PEFCO	1.450	08/15/19	7,215
27,750,000		PEFCO	2.250	03/15/20	28,147
35,000,000		PEFCO	4.300	12/15/21	38,258
25,747,000		PEFCO	2.050	11/15/22	25,272
1,260,938		Totem Ocean Trailer Express, Inc	4.514	12/18/19	1,300
12,960,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	13,252
2,694,000		US Department of Housing and Urban Development (HUD)	5.380	08/01/18	2,733
9,640,000		Montefiore Medical Center	2.152	10/20/26	9,256
10,500,000		Tunisia Government AID Bonds	1.416	08/05/21	10,194
		TOTAL AGENCY SECURITIES			196,915
327

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
FOREIGN GOVERNMENT BONDS - 5.5%
	$4,000,000	g	Abu Dhabi Government International Bond	3.125%	05/03/26	$4,000
	15,000,000		African Development Bank	1.375	12/17/18	14,983
	3,200,000	g	Argentine Republic Government International Bond	5.625	01/26/22	3,277
INR	135,000,000		Asian Development Bank	6.200	10/06/26	2,061
AUD	1,900,000		Australia Government International Bond	3.250	10/21/18	1,486
	1,700,000		Australia Government International Bond	5.750	05/15/21	1,486
	1,800,000		Australia Government International Bond	3.750	04/21/37	1,465
	$2,250,000	g	Banque Centrale de Tunisie S.A.	5.750	01/30/25	2,158
	2,000,000	g	Bermuda Government International Bond	4.854	02/06/24	2,107
	3,450,000	g	Bermuda Government International Bond	3.717	01/25/27	3,321
	6,000,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	5,940
BRL	4,500,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/19	1,450
	5,750,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/21	1,849
	$4,250,000		Brazilian Government International Bond	4.250	01/07/25	4,186
	2,000,000		Brazilian Government International Bond	5.625	01/07/41	1,945
	500,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	01/13/20	499
	5,000,000	g	Caisse d’Amortissement de la Dette Sociale	2.000	04/17/20	4,993
	1,850,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	07/28/20	1,833
	4,000,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	02/12/22	3,890
EUR	400,000		Caisse d’Amortissement de la Dette Sociale	1.375	11/25/24	449
CAD	2,865,000	g	Canada Housing Trust No	3.150	09/15/23	2,336
	1,460,000		Canadian Government International Bond	0.500	02/01/19	1,093
	1,400,000		Canadian Government International Bond	0.750	03/01/21	1,042
	600,000		Canadian Government International Bond	2.500	06/01/24	484
	1,255,000		Canadian Government International Bond	5.000	06/01/37	1,371
	$6,125,000		Colombia Government International Bond	2.625	03/15/23	5,888
	2,500,000		Colombia Government International Bond	4.500	01/28/26	2,637
	3,125,000		Colombia Government International Bond	6.125	01/18/41	3,562
	2,200,000		Colombia Government International Bond	5.000	06/15/45	2,207
COP	2,730,000,000		Colombian TES	7.000	05/04/22	981
	$3,500,000	g	Costa Rica Government International Bond	7.158	03/12/45	3,561
	20,200,000	g	CPPIB Capital, Inc	2.250	01/25/22	20,154
DKK	3,700,000		Denmark Government International Bond	1.500	11/15/23	582
	3,600,000		Denmark Government International Bond	1.750	11/15/25	580
	$1,100,000	g	Dominican Republic International Bond	6.875	01/29/26	1,205
	2,750,000	g	Ecuador Government International Bond	9.650	12/13/26	2,846
	1,850,000	g	Egypt Government International Bond	6.125	01/31/22	1,925
	5,750,000	g	Egypt Government International Bond	7.500	01/31/27	6,112
	1,450,000	g	El Salvador Government International Bond	8.625	02/28/29	1,497
	10,000,000		European Investment Bank	2.500	04/15/21	10,170
	250,000		European Investment Bank	3.250	01/29/24	262
SEK	12,330,000		European Investment Bank	1.250	05/12/25	1,394
	$3,500,000		European Investment Bank	4.875	02/15/36	4,350
	3,400,000	g	Export Credit Bank of Turkey	5.375	10/24/23	3,340
	2,000,000	g	Export-Import Bank of China	2.850	09/16/20	2,002
	2,075,000	g	Export-Import Bank of India	3.375	08/05/26	1,986
	8,950,000		Export-Import Bank of Korea	2.250	01/21/20	8,939
EUR	1,900,000		France Government Bond OAT	1.750	11/25/24	2,203
	4,000,000		France Government Bond OAT	1.500	05/25/31	4,336
	1,275,000		French Republic Government Bond OAT	0.250	11/25/26	1,271
	700,000	g	French Republic Government Bond OAT	1.750	06/25/39	746
328

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$3,600,000	g	Guatemala Government International Bond	4.500%	05/03/26	$3,587
EUR	1,100,000	g	Hellenic Republic Government International Bond	4.750	04/17/19	1,111
	$2,030,000	g	Honduras Government International Bond	7.500	03/15/24	2,230
	1,700,000	g	Honduras Government International Bond	6.250	01/19/27	1,721
HUF	250,000,000		Hungary Government Bond	7.500	11/12/20	1,056
	$15,200,000		Hydro Quebec	1.375	06/19/17	15,205
CAD	1,800,000		Hydro-Quebec	5.000	02/15/45	1,784
	$400,000		Indian Railway Finance Corp Ltd	3.917	02/26/19	411
EUR	1,000,000	g	Indonesia Government International Bond	2.625	06/14/23	1,118
	$400,000	g	Indonesia Government International Bond	4.125	01/15/25	411
	1,350,000	g	Indonesia Government International Bond	5.950	01/08/46	1,589
IDR	18,000,000,000		Indonesia Treasury Bond	8.250	07/15/21	1,417
AUD	900,000		Inter-American Development Bank	2.750	10/30/25	663
	1,300,000		International Bank for Reconstruction & Development	2.800	01/13/21	1,004
EUR	1,300,000		Ireland Government International Bond	3.900	03/20/23	1,684
	1,775,000		Ireland Government International Bond	1.000	05/15/26	1,895
	450,000		Ireland Government International Bond	2.000	02/18/45	473
ILS	4,900,000		Israel Government Bond-Fixed	6.250	10/30/26	1,848
	3,100,000		Israel Government Bond-Fixed	5.500	01/31/42	1,175
EUR	2,100,000		Italy Buoni Poliennali Del Tesoro	4.750	06/01/17	2,258
	1,200,000		Italy Buoni Poliennali Del Tesoro	0.450	06/01/21	1,270
	5,000,000		Italy Buoni Poliennali Del Tesoro	2.500	12/01/24	5,585
	2,170,000		Italy Buoni Poliennali Del Tesoro	2.200	06/01/27	2,317
	$5,310,000		Italy Government International Bond	6.875	09/27/23	6,166
	1,568,000	g,i	Ivory Coast Government International Bond (Step Bond)	5.750	12/31/32	1,456
	3,050,000		Jamaica Government International Bond	8.000	03/15/39	3,494
	8,000,000		Japan Bank for International Cooperation	2.375	04/20/26	7,670
	2,700,000	g	Japan Finance Organization for Municipalities	2.125	02/12/21	2,655
	4,000,000	g	Japan Finance Organization for Municipalities	2.125	04/13/21	3,937
JPY	113,000,000		Japan Finance Organization for Municipalities	0.450	03/14/25	1,044
	103,000,000		Japan Finance Organization for Municipalities	0.484	06/13/25	954
	140,000,000		Japan Finance Organization for Municipalities	0.020	03/13/26	1,246
	150,000,000		Japan Government Ten Year Bond	0.300	12/20/25	1,379
	440,000,000		Japan Government Ten Year Bond	0.100	09/20/26	3,972
	229,000,000		Japan Government Ten Year Bond	0.100	12/20/26	2,064
	350,000,000		Japan Government Thirty Year Bond	2.400	11/20/31	4,076
	350,000,000		Japan Government Thirty Year Bond	2.300	05/20/32	4,045
	300,000,000		Japan Government Thirty Year Bond	2.500	09/20/34	3,599
	530,000,000		Japan Government Twenty Year Bond	1.900	03/22/21	5,147
	400,000,000		Japan Government Twenty Year Bond	2.100	03/20/26	4,256
	120,000,000		Japan Government Twenty Year Bond	0.600	12/20/36	1,072
	100,000,000		Japan Government Two Year Bond	0.100	02/15/19	904
	$5,200,000	g	Kazakhstan Government International Bond	6.500	07/21/45	6,165
	18,750,000		KFW	2.625	01/25/22	19,162
EUR	1,025,000	g	Kingdom of Belgium Government Bond	1.900	06/22/38	1,162
	$4,500,000	g	Kommunalbanken AS.	1.375	06/08/17	4,502
	5,800,000	g,i	Kommunalbanken AS.	1.232	02/20/18	5,808
NOK	1,200,000		Kommunalbanken AS.	2.000	05/03/18	141
	$7,700,000	g	Kommunalbanken AS.	1.625	01/15/20	7,659
	1,925,000	g	Kommunalbanken AS.	1.375	10/26/20	1,886
	3,750,000	g	Kommunalbanken AS.	1.625	02/10/21	3,687
EUR	500,000		Kommunalbanken AS.	0.625	04/20/26	531
	$5,000,000	g	Kommuninvest I Sverige AB	2.000	11/12/19	5,030
SEK	13,300,000		Kommuninvest I Sverige AB	1.000	09/15/21	1,525
329

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$2,400,000		Korea Development Bank	1.500%	01/22/18	$2,395
	2,600,000		Korea Development Bank	2.500	03/11/20	2,610
	6,000,000	g	Korea Housing Finance Corp	1.625	09/15/18	5,964
	2,675,000	g	Korea Housing Finance Corp	2.000	10/11/21	2,584
KRW	580,000,000		Korea Treasury Bond	1.750	12/10/18	520
	3,920,000,000		Korea Treasury Bond	2.000	03/10/21	3,535
	4,200,000,000		Korea Treasury Bond	1.375	09/10/21	3,687
EUR	1,000,000		Kreditanstalt fuer Wiederaufbau	1.500	06/11/24	1,171
	$7,050,000	g	Kuwait International Government Bond	2.750	03/20/22	7,068
	6,682,000		Landwirtschaftliche Rentenbank	2.000	01/13/25	6,436
	1,700,000	g	Lithuania Government International Bond	7.375	02/11/20	1,934
	5,250,000	g	Lithuania Government International Bond	6.625	02/01/22	6,154
MXN	14,500,000		Mexican Bonos	8.000	12/07/23	816
	80,000,000		Mexican Bonos	5.750	03/05/26	3,911
	$4,797,000		Mexico Government International Bond	4.000	10/02/23	4,941
	5,000,000		Mexico Government International Bond	4.150	03/28/27	5,088
	8,400,000		Mexico Government International Bond	4.750	03/08/44	8,169
	1,200,000	g	Mongolia Government International Bond	4.125	01/05/18	1,195
	1,200,000	g	Morocco Government International Bond	5.500	12/11/42	1,278
	2,900,000	g	Municipality Finance plc	1.125	09/16/19	2,856
	4,500,000	g	Nacional Financiera SNC	3.375	11/05/20	4,565
	6,075,000	g	Namibia Government International Bond	5.250	10/29/25	6,127
EUR	820,000	g	Netherlands Government International Bond	2.000	07/15/24	996
	475,000	g	Netherlands Government International Bond	0.500	07/15/26	510
AUD	500,000		New South Wales Treasury Corp	4.000	04/08/21	407
	500,000		New South Wales Treasury Corp	4.000	05/20/26	416
NZD	700,000		New Zealand Government International Bond	4.500	04/15/27	545
	$525,000	g	Nigeria Government International Bond	7.875	02/16/32	547
NOK	13,000,000	g	Norway Government International Bond	2.000	05/24/23	1,587
	$3,700,000	g	Oman Government International Bond	6.500	03/08/47	3,917
	5,300,000		Panama Government International Bond	6.700	01/26/36	6,678
	865,000	g	Paraguay Government International Bond	4.700	03/27/27	876
	4,000,000	g	Perusahaan Penerbit SBSN Indonesia III	3.400	03/29/22	4,011
PEN	4,860,000	g	Peruvian Government International Bond	8.200	08/12/26	1,763
	$3,000,000		Peruvian Government International Bond	8.750	11/21/33	4,538
	2,250,000		Peruvian Government International Bond	5.625	11/18/50	2,680
	1,700,000		Philippine Government International Bond	3.700	03/01/41	1,688
	3,000,000		Philippine Government International Bond	3.700	02/02/42	2,972
	8,150,000		Poland Government International Bond	5.000	03/23/22	8,949
PLN	6,600,000		Poland Government International Bond	4.000	10/25/23	1,754
	$15,000,000	g	Province of Alberta Canada	1.000	06/21/17	14,994
	15,000,000		Province of British Columbia Canada	2.000	10/23/22	14,718
CAD	2,350,000		Province of British Columbia Canada	2.550	06/18/27	1,789
	$20,750,000		Province of Manitoba Canada	1.750	05/30/19	20,791
	10,000,000		Province of Manitoba Canada	3.050	05/14/24	10,255
	25,000,000		Province of Manitoba Canada	2.125	06/22/26	23,373
	20,000,000		Province of New Brunswick Canada	2.750	06/15/18	20,304
	8,835,000		Province of Quebec Canada	4.625	05/14/18	9,146
	22,500,000		Province of Quebec Canada	3.500	07/29/20	23,589
	6,000,000		Province of Quebec Canada	7.500	09/15/29	8,520
	3,350,000	g	Provincia de Buenos Aires	7.875	06/15/27	3,393
	2,000,000	g	Provincia de Mendoza Argentina	8.375	05/19/24	2,090
	2,400,000	g	Republic of Angola	9.500	11/12/25	2,475
330

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$2,000,000	g	Republic of Azerbaijan International Bond	4.750%	03/18/24	$2,013
	900,000	g	Republic of Ghana	7.875	08/07/23	871
	1,175,000		Republic of Hungary	6.250	01/29/20	1,287
	2,135,000	g	Republic of Paraguay	6.100	08/11/44	2,290
PLN	4,000,000		Republic of Poland Government International Bond	3.250	07/25/19	1,034
	$1,150,000	g	Republic of Serbia (Step Bond)	4.875	02/25/20	1,192
	726,660	i	Republic of Serbia	6.750	11/01/24	733
	4,500,000	g	Romanian Government International Bond	6.750	02/07/22	5,218
RUB	117,750,000		Russian Federal Bond - OFZ	7.000	01/25/23	2,014
	39,000,000		Russian Federal Bond - OFZ	7.000	08/16/23	663
	$3,250,000	g	Russian Foreign Bond - Eurobond	4.875	09/16/23	3,485
	1,500,000	g	Saudi Government International Bond	2.375	10/26/21	1,475
	4,000,000	g	Saudi Government International Bond	3.250	10/26/26	3,888
	4,000,000		South Africa Government International Bond	5.875	09/16/25	4,300
	2,450,000		South Africa Government International Bond	4.875	04/14/26	2,464
ZAR	12,200,000		South Africa Government International Bond	10.500	12/21/26	1,005
	$500,000		South Africa Government International Bond	4.300	10/12/28	469
ZAR	15,100,000		South Africa Government International Bond	8.750	01/31/44	1,019
	$3,625,000	g,h	Southern Gas Corridor CJSC	6.875	03/24/26	3,978
EUR	1,130,000	g	Spain Government International Bond	4.300	10/31/19	1,342
	1,020,000		Spain Government International Bond	0.400	04/30/22	1,084
	4,025,000	g	Spain Government International Bond	2.750	10/31/24	4,781
	1,000,000	g	Spain Government International Bond	4.200	01/31/37	1,348
	$3,000,000	g	Sri Lanka Government International Bond	5.750	01/18/22	3,083
	3,100,000	g	Sri Lanka Government International Bond	6.850	11/03/25	3,212
EUR	700,000		State of North Rhine-Westphalia	2.000	10/15/25	844
	$825,000		State Oil Co of the Azerbaijan Republic	4.750	03/13/23	800
	4,000,000		Svensk Exportkredit AB	1.125	04/05/18	3,990
	4,000,000		Svensk Exportkredit AB	1.750	03/10/21	3,941
SEK	4,400,000		Sweden Government International Bond	2.250	06/01/32	562
AUD	500,000		Treasury Corp of Victoria	6.000	06/15/20	428
	500,000		Treasury Corp of Victoria	3.000	10/20/28	376
	$2,575,000	g	Trinidad & Tobago Government International Bond	4.500	08/04/26	2,557
TRY	3,900,000		Turkey Government International Bond	7.100	03/08/23	903
	$7,000,000		Turkey Government International Bond	3.250	03/23/23	6,417
	5,750,000		Turkey Government International Bond	5.750	03/22/24	5,964
	4,150,000		Turkey Government International Bond	6.000	03/25/27	4,317
	950,000		Turkey Government International Bond	6.875	03/17/36	1,032
	3,975,000		Turkey Government International Bond	6.625	02/17/45	4,229
GBP	1,700,000		United Kingdom Gilt	1.750	07/22/19	2,210
	1,375,000		United Kingdom Gilt	1.500	01/22/21	1,800
	3,000,000		United Kingdom Gilt	2.750	09/07/24	4,291
	1,900,000		United Kingdom Gilt	4.750	12/07/30	3,388
	1,850,000		United Kingdom Gilt	4.250	03/07/36	3,301
	2,340,000		United Kingdom Gilt	1.500	07/22/47	2,787
	$2,352,945		Uruguay Government International Bond	4.375	10/27/27	2,456
	6,750,000		Uruguay Government International Bond	5.100	06/18/50	6,497
	2,625,000	g	Vietnam Government International Bond	4.800	11/19/24	2,678
	2,000,000	g	Zambia Government International Bond	8.970	07/30/27	2,090
			TOTAL FOREIGN GOVERNMENT BONDS			738,027

MORTGAGE BACKED - 20.1%
	26,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.500	03/15/28	26,825
	43,400,000		FHLMC	3.500	08/15/43	45,440
331

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$45,336,112		FHLMC	3.500%	07/15/46	$9,401
46,660		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	10/01/20	49
11,689		FGLMC	7.000	05/01/23	13
140,713		FGLMC	6.000	10/01/23	159
104,216		FGLMC	6.000	11/01/23	118
16,702,064		FGLMC	3.500	03/01/27	17,417
30,023		FGLMC	8.000	01/01/31	34
5,645		FGLMC	7.000	01/01/32	6
51,043		FGLMC	8.000	02/01/32	53
836,312		FGLMC	4.500	07/01/33	900
1,842,312		FGLMC	5.500	12/01/33	2,070
995,019		FGLMC	5.500	12/01/33	1,129
5,654,003		FGLMC	7.000	12/01/33	6,627
6,617,337		FGLMC	5.000	01/01/34	7,290
1,839,793		FGLMC	4.500	10/01/34	1,977
1,053,813		FGLMC	4.500	04/01/35	1,133
1,902,620		FGLMC	7.000	05/01/35	2,201
351,357		FGLMC	5.000	02/01/36	383
9,937		FGLMC	6.500	05/01/36	11
2,172,820		FGLMC	5.000	04/01/38	2,386
1,750,528		FGLMC	5.000	07/01/39	1,907
10,598,930	w	FGLMC	4.500	11/01/40	11,518
11,728,235	w	FGLMC	4.500	12/01/40	12,748
204,135		FGLMC	4.500	12/01/43	223
121,015		FGLMC	4.500	02/01/44	132
5,097,582		FGLMC	4.500	10/01/44	5,562
2,640,882		FGLMC	4.500	11/01/44	2,882
2,214,704		FGLMC	4.500	11/01/44	2,418
1,794,388		FGLMC	4.500	12/01/44	1,959
990,205		FGLMC	4.500	12/01/44	1,069
10,187,045		FGLMC	3.500	04/01/45	10,482
76,445,265		FGLMC	3.500	10/01/45	78,604
67,730,195		FGLMC	4.000	12/01/45	71,615
13,520,956		FGLMC	3.500	03/01/46	13,892
8,389,277		FGLMC	4.000	05/01/46	8,868
124,149,854		FGLMC	3.500	08/01/46	127,559
8,223		Federal National Mortgage Association (FNMA)	8.000	03/01/23	8
81,865		FNMA	8.000	07/01/24	94
17,710		FNMA	9.000	11/01/25	20
20,976,183		FNMA	2.500	07/01/31	21,003
851,524		FNMA	2.500	07/01/31	853
5,056,621		FNMA	2.500	08/01/31	5,063
667,549		FNMA	2.500	10/01/31	669
2,254,558		FNMA	2.500	10/01/31	2,257
409,706		FNMA	2.500	11/01/31	410
1,875,374		FNMA	2.500	11/01/31	1,878
1,254,031		FNMA	2.500	11/01/31	1,256
898,011		FNMA	2.500	11/01/31	899
1,643,816		FNMA	2.500	11/01/31	1,646
639,374		FNMA	2.500	12/01/31	640
2,463,977		FNMA	2.500	12/01/31	2,467
3,203,637		FNMA	2.500	12/01/31	3,208
332

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$850,418		FNMA	2.500%	12/01/31	$852
1,135,986		FNMA	2.500	12/01/31	1,137
42,036,623		FNMA	2.500	01/01/32	42,078
26,876,849		FNMA	3.500	02/01/32	28,083
71,000,000	h	FNMA	3.000	05/25/32	72,681
1,044,506		FNMA	6.500	07/01/32	1,215
92,159		FNMA	7.000	07/01/32	101
153,828		FNMA	7.000	07/01/32	164
7,411,038		FNMA	5.000	06/01/33	8,128
872,331		FNMA	4.500	10/01/33	940
16,682,459		FNMA	5.000	10/01/33	18,286
2,118,372		FNMA	5.000	11/01/33	2,363
96,827		FNMA	5.000	11/01/33	107
881,137		FNMA	5.000	03/01/34	966
7,123,503		FNMA	5.500	03/01/34	7,977
6,320,316		FNMA	5.500	02/01/35	7,075
1,524,183		FNMA	4.500	05/01/35	1,642
10,082,973		FNMA	5.000	05/01/35	11,032
4,499,829		FNMA	5.000	10/01/35	4,923
3,862,711		FNMA	5.000	02/01/36	4,226
40,953		FNMA	6.500	03/01/37	47
2,334,684		FNMA	5.500	08/01/37	2,614
1,269,650		FNMA	6.000	09/01/37	1,472
1,113,241		FNMA	6.000	09/01/37	1,290
858,070		FNMA	6.500	09/01/37	963
1,427,539		FNMA	5.500	01/01/38	1,599
66,938		FNMA	6.500	02/01/38	74
3,644,818		FNMA	5.500	04/01/38	4,064
7,854,630		FNMA	5.500	11/01/38	9,101
5,103,397		FNMA	5.500	12/01/38	5,763
169,245		FNMA	4.500	04/01/39	185
4,070,974		FNMA	4.500	05/01/39	4,408
586,407		FNMA	4.000	07/01/39	620
3,748,987		FNMA	5.500	08/01/39	4,227
252,666		FNMA	4.500	02/01/40	276
1,433,385		FNMA	5.000	08/01/40	1,568
8,525,573		FNMA	5.000	09/01/40	9,318
596,929		FNMA	6.000	10/01/40	675
718,973		FNMA	4.500	11/01/40	787
22,960,120		FNMA	4.500	01/01/41	24,899
1,182,594		FNMA	4.500	01/01/41	1,294
13,057,129		FNMA	4.500	01/01/41	14,115
1,017,101		FNMA	4.500	02/01/41	1,113
12,151,452		FNMA	5.000	05/01/41	13,298
1,169,434		FNMA	4.500	06/01/41	1,280
1,273,139		FNMA	4.500	06/01/41	1,392
749,105		FNMA	5.000	06/01/41	821
4,196,534		FNMA	5.000	07/01/41	4,596
1,071,317		FNMA	5.000	08/01/41	1,172
4,929,762		FNMA	4.500	09/01/41	5,329
1,572,601		FNMA	4.500	12/01/41	1,719
23,811,671		FNMA	5.500	12/01/41	27,308
1,289,697		FNMA	4.500	01/01/42	1,410
333

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$2,184,494		FNMA	4.500%	01/01/42	$2,367
1,468,511		FNMA	4.500	03/01/42	1,605
23,154,520		FNMA	3.000	03/25/42	23,575
8,197,600		FNMA	4.500	04/01/42	8,823
1,127,940		FNMA	4.500	04/01/42	1,227
6,830,983		FNMA	4.500	06/01/42	7,353
1,461,490		FNMA	4.500	06/01/42	1,598
24,457,327		FNMA	3.000	06/25/42	24,889
1,079,588		FNMA	4.500	07/01/42	1,180
15,124,435		FNMA	4.500	08/01/42	16,373
19,575,441		FNMA	3.000	10/01/42	19,524
211,962		FNMA	3.000	10/01/42	211
26,164,134		FNMA	3.500	11/25/42	5,292
21,774,076	w	FNMA	3.000	01/01/43	21,717
27,441,316	w	FNMA	3.000	02/01/43	27,369
18,850,007		FNMA	3.000	02/25/43	19,192
12,337		FNMA	3.000	04/01/43	12
17,775,481		FNMA	3.000	08/25/43	18,167
14,989,307		FNMA	4.500	10/01/43	16,210
9,459,752		FNMA	4.000	04/01/44	10,009
2,902,385		FNMA	4.000	06/01/44	3,071
5,589,740		FNMA	4.000	06/01/44	5,912
9,040,788		FNMA	4.500	06/01/44	9,849
1,612,282		FNMA	4.000	07/01/44	1,706
3,243,620		FNMA	4.000	07/01/44	3,432
14,625,710		FNMA	4.000	08/01/44	15,475
5,433,074		FNMA	4.000	08/01/44	5,748
5,532,034		FNMA	4.000	08/01/44	5,853
2,013,930		FNMA	4.000	08/01/44	2,130
1,144,296		FNMA	4.000	09/01/44	1,213
1,391,062		FNMA	4.000	09/01/44	1,473
6,686,776		FNMA	4.000	10/01/44	7,087
8,998,248		FNMA	4.500	10/01/44	9,858
16,119,716		FNMA	4.500	11/01/44	17,659
13,418,336		FNMA	4.000	12/01/44	14,222
6,184,544		FNMA	4.000	12/01/44	6,503
4,848,308		FNMA	4.500	12/01/44	5,310
8,821,627		FNMA	4.000	01/01/45	9,350
585,891		FNMA	3.500	03/01/45	602
1,012,384		FNMA	3.500	03/01/45	1,041
2,270,528		FNMA	4.500	03/01/45	2,490
731,640		FNMA	4.500	04/01/45	802
19,302,974		FNMA	3.500	05/01/45	19,884
2,560,344		FNMA	4.000	05/01/45	2,714
5,595,500		FNMA	4.000	06/01/45	5,931
17,001,427		FNMA	4.000	07/01/45	17,968
12,316,285		FNMA	4.000	08/01/45	12,930
2,920,967		FNMA	4.000	08/01/45	3,096
52,176,921		FNMA	4.000	09/01/45	55,289
1,617,310		FNMA	4.000	10/01/45	1,714
10,090,765		FNMA	4.000	11/01/45	10,696
3,266,645		FNMA	4.000	12/01/45	3,463
12,886,316		FNMA	4.000	12/01/45	13,600
334

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$26,929,284		FNMA	3.500%	01/01/46	$27,671
49,215,702		FNMA	4.000	01/01/46	52,032
26,265,347		FNMA	3.500	02/01/46	26,932
23,428,436		FNMA	3.500	06/01/46	24,075
2,154,549		FNMA	4.000	10/01/46	2,278
5,898,298		FNMA	3.500	10/25/46	1,683
80,882,642		FNMA	3.000	11/01/46	80,268
87,970,007		FNMA	3.000	12/01/46	87,302
39,776,695		FNMA	3.500	02/01/47	40,714
12,000,000	h	FNMA	3.000	04/25/47	11,901
14,000,000	h	FNMA	3.500	04/25/47	14,322
12,000,000	h	FNMA	4.000	04/25/47	12,587
46,000,000	h	FNMA	4.500	04/25/47	49,326
30,000,000	h	FNMA	3.000	05/25/47	29,695
90,000,000	h	FNMA	3.500	05/25/47	91,870
93,000,000	h	FNMA	4.000	05/25/47	97,359
105,000,000	h	FNMA	3.500	06/25/47	106,952
38,000,000	h	FNMA	4.000	06/25/47	39,694
51,000,000	h	FNMA	4.500	06/25/47	54,496
5,469		Government National Mortgage Association (GNMA)	8.000	06/15/24	5
21,955		GNMA	8.500	11/20/30	25
36,772		GNMA	8.500	12/20/30	43
630,984		GNMA	5.500	07/15/33	712
15,147,332		GNMA	3.700	10/15/33	15,928
377,163		GNMA	5.500	11/20/33	423
1,341,265		GNMA	5.500	03/20/35	1,506
621,843		GNMA	5.500	12/20/35	690
340,589		GNMA	6.000	10/20/36	399
376,195		GNMA	6.000	01/20/37	432
1,116,036		GNMA	6.000	02/20/37	1,276
810,502		GNMA	5.000	04/15/38	894
773,013		GNMA	5.500	07/15/38	863
1,160,797		GNMA	5.500	07/20/38	1,284
396,690		GNMA	6.000	08/20/38	450
738,919		GNMA	6.500	11/20/38	841
70,401		GNMA	4.500	02/20/39	77
515,194		GNMA	2.176	05/16/39	516
1,633,792		GNMA	5.000	06/15/39	1,825
2,467,916		GNMA	5.000	06/15/39	2,756
10,258,337		GNMA	4.500	09/20/39	11,152
11,841,167		GNMA	3.700	08/15/40	12,352
98,273		GNMA	4.500	08/20/41	106
344,603		GNMA	4.500	09/20/41	376
35,979,416		GNMA	3.500	10/20/42	6,941
73,349		GNMA	4.500	01/20/44	80
90,812		GNMA	4.500	02/20/44	99
1,107,397		GNMA	4.500	05/20/44	1,209
146,155		GNMA	4.500	05/20/44	160
1,096,250		GNMA	4.500	08/20/44	1,197
1,108,440		GNMA	4.500	09/20/44	1,210
395,206		GNMA	4.500	10/20/44	430
355,636		GNMA	4.500	11/20/44	387
748,079		GNMA	4.500	12/20/44	817
1,108,222		GNMA	4.500	02/20/45	1,209
335

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$1,413,410		GNMA	4.500%	08/20/45	$1,543
1,206,567		GNMA	4.500	08/20/45	1,318
1,222,092		GNMA	4.500	12/20/45	1,335
37,422,077		GNMA	3.500	11/20/46	7,610
130,393,018		GNMA	3.000	01/20/47	131,690
75,695,611		GNMA	3.500	01/20/47	78,567
118,675,000	h	GNMA	3.500	03/20/47	123,177
13,000,000	h	GNMA	3.000	04/20/47	13,114
13,000,000	h	GNMA	3.500	04/20/47	13,478
7,000,000	h	GNMA	3.500	05/20/47	7,244
25,000,000	h	GNMA	4.000	05/20/47	26,359
		TOTAL MORTGAGE BACKED			2,712,230

MUNICIPAL BONDS - 3.0%
28,410,000		California State University	3.899	11/01/47	28,139
10,000,000		City of Dallas TX Waterworks & Sewer System Revenue	0.985	10/01/18	9,921
8,725,000		City of Dallas TX Waterworks & Sewer System Revenue	1.217	10/01/19	8,612
5,000,000		City of Dallas TX Waterworks & Sewer System Revenue	1.868	10/01/22	4,841
2,775,000		City of Dallas TX Waterworks & Sewer System Revenue	2.068	10/01/23	2,678
1,350,000		City of Dallas TX Waterworks & Sewer System Revenue	2.389	10/01/25	1,286
3,000,000		City of Dallas TX Waterworks & Sewer System Revenue	2.439	10/01/26	2,818
2,025,000		City of San Antonio TX Customer Facility Charge Revenue	4.253	07/01/24	2,056
1,575,000		City of San Antonio TX Customer Facility Charge Revenue	4.353	07/01/25	1,602
20,000,000		City of San Francisco CA Public Utilities Commission Water Revenue	4.035	11/01/41	19,733
9,950,000		Commonwealth of Massachusetts	3.277	06/01/46	9,111
1,875,000		County of Miami-Dade FL Aviation Revenue	1.885	10/01/21	1,814
1,505,000		County of Miami-Dade FL Aviation Revenue	2.218	10/01/22	1,454
1,500,000		County of Miami-Dade FL Aviation Revenue	2.368	10/01/23	1,438
3,500,000		County of Miami-Dade FL Aviation Revenue	2.504	10/01/24	3,353
3,500,000		County of Miami-Dade FL Aviation Revenue	2.604	10/01/25	3,325
2,500,000		County of Miami-Dade FL Aviation Revenue	2.704	10/01/26	2,363
1,875,000		Imperial Irrigation District Electric System Revenue	0.995	11/01/17	1,871
1,895,000		Imperial Irrigation District Electric System Revenue	1.095	11/01/18	1,883
5,265,000		Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	1.125	09/01/19	5,175
2,350,000		Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	1.500	09/01/21	2,274
1,000,000		Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	2.000	09/01/22	976
4,805,000		Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	3.375	09/01/35	4,403
2,560,000		Michigan Finance Authority	1.941	11/01/21	2,496
3,000,000		Michigan Finance Authority	2.244	11/01/22	2,949
6,000,000		New York State Dormitory Authority	3.879	07/01/46	5,644
2,000,000		Permanent University Fund	1.439	07/01/17	2,002
2,625,000		Permanent University Fund	1.730	07/01/18	2,636
4,720,000		Permanent University Fund	1.880	07/01/19	4,735
2,320,000		Permanent University Fund	2.258	07/01/20	2,340
2,160,000		Permanent University Fund	2.408	07/01/21	2,165
2,750,000		Permanent University Fund	2.508	07/01/22	2,760
2,855,000		Permanent University Fund	2.608	07/01/23	2,861
336

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
$3,250,000	Permanent University Fund	2.708%	07/01/24	$3,246
2,335,000	Permanent University Fund	2.808	07/01/25	2,299
3,775,000	Permanent University Fund	2.908	07/01/26	3,717
4,000,000	Permanent University Fund	3.008	07/01/27	3,922
2,000,000	Port of Corpus Christi Authority of Nueces County	3.138	12/01/22	2,010
1,700,000	Port of Corpus Christi Authority of Nueces County	3.287	12/01/23	1,713
1,500,000	Port of Corpus Christi Authority of Nueces County	3.387	12/01/24	1,515
1,000,000	Port of Corpus Christi Authority of Nueces County	3.487	12/01/25	1,009
7,500,000	Port of Morrow OR	1.582	09/01/20	7,412
2,075,000	Port of Morrow OR	1.782	09/01/21	2,038
1,000,000	Regents of the University of California Medical Center Pooled Revenue	2.037	05/15/23	958
1,000,000	Regents of the University of California Medical Center Pooled Revenue	2.259	05/15/24	961
1,250,000	Regents of the University of California Medical Center Pooled Revenue	2.359	05/15/25	1,181
1,785,000	Regents of the University of California Medical Center Pooled Revenue	2.459	05/15/26	1,683
1,600,000	Regents of the University of California Medical Center Pooled Revenue	2.559	05/15/27	1,510
700,000	Regents of the University of California Medical Center Pooled Revenue	2.659	05/15/28	657
900,000	Regents of the University of California Medical Center Pooled Revenue	2.759	05/15/29	842
24,500,000	South Carolina Public Service Authority	2.388	12/01/23	22,481
3,060,000	State of Georgia	2.000	07/01/20	3,076
3,215,000	State of Georgia	2.150	07/01/21	3,216
3,465,000	State of Georgia	1.910	02/01/23	3,349
3,905,000	State of Georgia	2.750	07/01/25	3,882
4,100,000	State of Georgia	2.850	07/01/26	4,086
4,305,000	State of Georgia	2.950	07/01/27	4,304
4,520,000	State of Georgia	3.050	07/01/28	4,528
3,245,000	State of Georgia	3.150	07/01/29	3,259
5,866,667	State of Illinois	4.350	06/01/18	5,925
7,500,000	State of Illinois	2.000	06/15/19	7,494
7,160,000	State of Illinois	5.463	02/01/20	7,475
12,500,000	State of Illinois	1.930	06/15/20	12,320
12,500,000	State of Illinois	2.250	06/15/21	12,338
12,500,000	State of Illinois	3.150	06/15/26	12,206
12,500,000	State of Illinois	3.250	06/15/27	12,180
20,000,000	State of Michigan	1.579	11/01/20	19,741
13,000,000	State of Michigan	1.779	11/01/21	12,690
7,000,000	State of Michigan	1.966	11/01/22	6,797
6,000,000	University of California	2.570	05/15/22	6,020
17,045,000	University of California	3.931	05/15/45	16,993
20,000,000	University of New Mexico	3.532	06/20/32	20,154
500,000	Utah Municipal Power Agency	1.630	07/01/19	496
835,000	Utah Municipal Power Agency	1.823	07/01/20	824
500,000	Utah Municipal Power Agency	2.023	07/01/21	491
1,750,000	Utah Municipal Power Agency	2.262	07/01/22	1,706
1,500,000	Utah Municipal Power Agency	2.512	07/01/23	1,466
2,160,000	Virginia Port Authority	4.228	07/01/36	2,144
	TOTAL MUNICIPAL BONDS			400,028
337

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
U.S. TREASURY SECURITIES - 13.6%
$2,185,000	United States Treasury Bond	5.250%	11/15/28	$2,792
100,686,000	United States Treasury Bond	5.375	02/15/31	134,420
65,602,000	United States Treasury Bond	4.500	02/15/36	83,179
4,500,000	United States Treasury Bond	4.750	02/15/37	5,874
38,000,000	United States Treasury Bond	3.500	02/15/39	41,810
11,900,000	United States Treasury Bond	3.875	08/15/40	13,753
19,135,000	United States Treasury Bond	4.375	05/15/41	23,824
16,434,000	United States Treasury Bond	3.750	08/15/41	18,635
56,375,000	United States Treasury Bond	3.625	08/15/43	62,759
35,680,000	United States Treasury Bond	3.000	05/15/45	35,461
81,710,000	United States Treasury Bond	2.875	08/15/45	79,214
118,850,000	United States Treasury Bond	2.500	05/15/46	106,399
42,000,000	United States Treasury Bond	2.875	11/15/46	40,737
12,900,000	United States Treasury Bond	3.000	02/15/47	12,847
3,000,000	United States Treasury Note	1.000	12/31/17	3,000
200,000	United States Treasury Note	0.750	02/28/18	199
14,345,000	United States Treasury Note	0.875	03/31/18	14,316
120,000,000	United States Treasury Note	0.875	05/31/18	119,653
32,200,000	United States Treasury Note	0.625	06/30/18	31,997
37,665,000	United States Treasury Note	0.875	07/15/18	37,534
12,100,000	United States Treasury Note	2.250	07/31/18	12,274
12,700,000	United States Treasury Note	0.750	08/31/18	12,627
9,966,900	United States Treasury Note	1.375	09/30/18	9,995
131,675,000	United States Treasury Note	0.750	10/31/18	130,739
1,365,000	United States Treasury Note	1.750	10/31/18	1,377
5,325,000	United States Treasury Note	1.000	11/30/18	5,306
9,115,000	United States Treasury Note	1.250	12/31/18	9,119
950,000	United States Treasury Note	1.125	01/31/19	948
2,600,000	United States Treasury Note	1.125	02/28/19	2,594
17,775,000	United States Treasury Note	1.000	03/15/19	17,683
4,270,000	United States Treasury Note	1.250	03/31/19	4,269
1,195,000	United States Treasury Note	0.875	04/15/19	1,185
3,000,000	United States Treasury Note	1.375	02/15/20	2,990
1,435,000	United States Treasury Note	1.625	03/15/20	1,440
39,800,000	United States Treasury Note	1.625	07/31/20	39,802
3,000,000	United States Treasury Note	1.750	12/31/20	3,002
750,000	United States Treasury Note	1.375	01/31/21	739
825,000	United States Treasury Note	2.125	01/31/21	836
12,589,300	United States Treasury Note	1.125	02/28/21	12,282
12,720,000	United States Treasury Note	2.000	02/28/21	12,831
48,635,000	United States Treasury Note	1.375	04/30/21	47,814
3,240,000	United States Treasury Note	2.250	04/30/21	3,297
1,040,000	United States Treasury Note	1.375	05/31/21	1,021
16,465,000	United States Treasury Note	2.000	05/31/21	16,588
1,730,000	United States Treasury Note	2.125	06/30/21	1,750
11,825,000	United States Treasury Note	2.000	08/31/21	11,889
133,872,000	United States Treasury Note	8.000	11/15/21	169,944
21,575,000	United States Treasury Note	1.875	01/31/22	21,526
72,575,000	United States Treasury Note	1.750	02/28/22	71,926
5,500,000	United States Treasury Note	1.875	02/28/22	5,488
1,710,000	United States Treasury Note	1.750	03/31/22	1,694
8,000,000	United States Treasury Note	1.750	04/30/22	7,917
338

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$4,565,000		United States Treasury Note	2.125%	06/30/22	$4,596
23,000,000		United States Treasury Note	2.000	07/31/22	22,989
106,110,000		United States Treasury Note	1.875	08/31/22	105,281
56,465,000		United States Treasury Note	1.750	09/30/22	55,600
500,000		United States Treasury Note	1.750	01/31/23	491
1,875,000		United States Treasury Note	1.625	04/30/23	1,822
510,000		United States Treasury Note	1.375	06/30/23	487
500,000		United States Treasury Note	1.250	07/31/23	473
16,720,000		United States Treasury Note	1.375	09/30/23	15,911
15,000,000		United States Treasury Note	1.625	10/31/23	14,493
15,705,000		United States Treasury Note	2.250	12/31/23	15,758
74,000,000		United States Treasury Note	2.125	02/29/24	73,584
12,652,000		United States Treasury Note	2.250	02/15/27	12,489
		TOTAL U.S. TREASURY SECURITIES			1,835,269

		TOTAL GOVERNMENT BONDS			5,882,469
		(Cost $5,877,689)

STRUCTURED ASSETS - 17.7%

ASSET BACKED - 7.5%
473,700	i	ACE Securities Corp Home Equity Loan Trust	1.717	08/25/35	470
		Series - 2005 HE5 (Class M2)
11,450,000		Ally Auto Receivables Trust	2.100	03/15/22	11,449
		Series - 2017 2 (Class A4)
2,414,971		AmeriCredit Automobile Receivables Trust	1.570	01/08/19	2,415
		Series - 2013 1 (Class C)
1,978,394		AmeriCredit Automobile Receivables Trust	1.790	03/08/19	1,979
		Series - 2013 2 (Class C)
18,920,000		AmeriCredit Automobile Receivables Trust	2.420	05/08/19	18,984
		Series - 2013 2 (Class D)
5,513,856		AmeriCredit Automobile Receivables Trust	2.720	09/09/19	5,535
		Series - 2013 4 (Class C)
1,550,000		AmeriCredit Automobile Receivables Trust	2.400	01/08/21	1,563
		Series - 2015 2 (Class C)
3,500,000		AmeriCredit Automobile Receivables Trust	1.460	05/10/21	3,490
		Series - 2016 3 (Class A3)
5,250,000		AmeriCredit Automobile Receivables Trust	1.530	07/08/21	5,223
		Series - 2016 4 (Class A3)
12,805,000		AmeriCredit Automobile Receivables Trust	3.340	08/08/21	12,959
		Series - 2015 3 (Class D)
10,500,000		AmeriCredit Automobile Receivables Trust	1.870	08/18/21	10,487
		Series - 2017 1 (Class A3)
5,500,000		AmeriCredit Automobile Receivables Trust	2.740	12/08/22	5,460
		Series - 2016 4 (Class D)
74,236	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	0	^
		Series - 2006 WMC1 (Class N1)
1,000,000	g,i	Aventura Mall Trust	3.743	12/05/32	1,029
		Series - 2013 AVM (Class C)
5,000,000	g,i	Aventura Mall Trust	3.743	12/05/32	5,081
		Series - 2013 AVM (Class E)
1,630,000	g	Avis Budget Rental Car Funding AESOP LLC	3.887	05/20/18	1,633
		Series - 2012 2A (Class B)
339

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$2,701,000	g	Avis Budget Rental Car Funding AESOP LLC	1.920%	09/20/19	$2,701
		Series - 2013 1A (Class A)
12,000,000	g	Avis Budget Rental Car Funding AESOP LLC	3.070	09/20/23	12,088
		Series - 2017 1A (Class A)
2,500,000	g	Bowman Park CLO Ltd	3.545	11/23/25	2,496
		Series - 2014 1A (Class B2R)
6,616,000		Capital Auto Receivables Asset Trust	1.620	03/20/19	6,623
		Series - 2015 4 (Class A2)
3,500,000		Capital Auto Receivables Asset Trust	1.630	01/20/21	3,484
		Series - 2016 2 (Class A4)
5,250,000		Capital Auto Receivables Asset Trust	1.690	03/20/21	5,222
		Series - 2016 3 (Class A4)
9,248,870		Capital Auto Receivables Asset Trust	2.190	09/20/21	9,254
		Series - 0 1 (Class D)
8,000,000	g	Capital Automotive REIT	3.660	10/15/44	7,795
		Series - 2014 1A (Class A)
7,000,000	g,h	Capital Automotive REIT	3.870	04/15/47	6,998
		Series - 2017 1A (Class A1)
30,000,000		Capital One Multi-Asset Execution Trust	2.430	01/15/25	30,000
		Series - 2017 A3 (Class A3)
3,000,000		Carmax Auto Owner Trust	1.600	01/18/22	2,961
		Series - 2016 3 (Class A4)
3,000,000		CarMax Auto Owner Trust	1.680	09/15/21	2,970
		Series - 2016 2 (Class A4)
1,746,451	i,m	CCR, Inc	1.303	07/10/17	1,743
		Series - 2010 CX (Class C)
2,500,000	g	Cent CLO 21 Ltd	3.500	07/27/26	2,510
		Series - 2014 21A (Class A2BR)
710,052	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/26/35	635
		Series - 2004 2 (Class 1M2)
734,469	i	CIT Group Home Equity Loan Trust	6.200	02/25/30	732
		Series - 2002 1 (Class AF6) (Step Bond)
5,500,000		CNH Equipment Trust	1.630	08/15/21	5,493
		Series - 2016 B (Class A3)
7,000,000		CNH Equipment Trust	1.440	12/15/21	6,936
		Series - 2016 C (Class A3)
7,500,000		CNH Equipment Trust	2.480	02/15/24	7,566
		Series - 2017 A (Class A4)
5,250,000	g	DaimlerChrysler Capital Auto Receivables Trust	1.640	07/15/21	5,233
		Series - 2016 BA (Class A3)
7,840,000	g	DB Master Finance LLC	3.262	02/20/45	7,881
		Series - 2015 1A (Class A2I)
6,860,000	g	DB Master Finance LLC	3.980	02/20/45	6,972
		Series - 2015 1A (Class A2II)
5,525,000	g,i	DB/UBS Mortgage Trust	5.686	11/10/46	6,063
		Series - 2011 LC1A (Class C)
5,000,000		Discover Card Execution Note Trust	2.390	07/15/24	5,025
		Series - 2017 A2 (Class A2)
65,130,667	g	Domino’s Pizza Master Issuer LLC	5.216	01/25/42	65,980
		Series - 2012 1A (Class A2)
16,787,500	g	Domino’s Pizza Master Issuer LLC	3.484	10/25/45	16,795
		Series - 2015 1A (Class A2I)
2,468,750	g	Domino’s Pizza Master Issuer LLC	4.474	10/25/45	2,434
		Series - 2015 1A (Class A2II)
340

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$6,500,000	g,h	FOCUS Brands Funding LLC	3.857%	04/30/47	$6,506
		Series - 2017 1A (Class A2I)
16,000,000		Ford Credit Auto Lease Trust	1.880	04/15/20	16,001
		Series - 2017 A (Class A3)
2,692,340		Ford Credit Auto Owner Trust	1.150	07/15/18	2,692
		Series - 2013 A (Class B)
18,000,000	g	Ford Credit Auto Owner Trust	2.150	07/15/26	18,040
		Series - 2015 1 (Class A)
20,000,000	g	Ford Credit Auto Owner Trust	2.440	01/15/27	20,167
		Series - 2015 2 (Class A)
3,500,000	g	Ford Credit Auto Owner Trust	2.310	08/15/27	3,499
		Series - 2016 1 (Class A)
16,500,000	g	Ford Credit Auto Owner Trust	2.030	12/15/27	16,273
		Series - 2016 2 (Class A)
12,000,000	g	Ford Credit Auto Owner Trust	2.620	08/15/28	12,058
		Series - 2017 1 (Class A)
5,000,000		Ford Credit Floorplan Master Owner Trust	2.390	08/15/22	5,032
		Series - 2015 5 (Class A)
12,000,000		GM Financial Automobile Leasing Trust	2.060	05/20/20	12,058
		Series - 2017 1 (Class A3)
3,500,000	g	GMF Floorplan Owner Revolving Trust	1.960	05/17/21	3,505
		Series - 2016 1 (Class A1)
10,000,000		GS Mortgage Securities Trust	2.777	10/10/49	9,927
		Series - 2016 GS3 (Class AAB)
5,705,000	g	Hertz Vehicle Financing LLC	1.830	08/25/19	5,687
		Series - 2013 1A (Class A2)
5,000,000	g	Hertz Vehicle Financing LLC	2.320	03/25/20	4,980
		Series - 2016 1A (Class A)
4,875,000	g	Hertz Vehicle Financing LLC	2.270	07/25/20	4,837
		Series - 2016 3A (Class A)
12,000,000	g	Hilton Grand Vacations Trust	2.660	12/26/28	11,990
		Series - 2017 AA (Class A)
7,000,000	g,i	Hilton Grand Vacations Trust	2.960	12/26/28	6,988
		Series - 2017 AA (Class B)
1,338,487	i	Irwin Home Equity Corp	1.742	02/25/34	1,305
		Series - 2005 A (Class A3)
11,119,905	g	JG Wentworth XXII LLC	3.820	12/15/48	11,187
		Series - 2010 3A (Class A)
4,000,000		John Deere Owner Trust	2.110	12/15/23	4,012
		Series - 2017 A (Class A4)
1,989,045	i	Lehman XS Trust	1.232	02/25/36	1,954
		Series - 2006 1 (Class 1A1)
5,401,624	i	Lehman XS Trust	6.500	06/25/46	4,193
		Series - 2006 13 (Class 2A1)
5,000,000	g	Madison Park Funding XIII Ltd	3.300	01/19/25	4,935
		Series - 2014 13A (Class B2R)
3,000,000	i	Mountain View CLO II Ltd	1.418	01/12/21	2,952
		Series - 2006 2X (Class B)
7,000,000	g,i	Navistar Financial Dealer Note Master Owner Trust II	2.332	09/27/21	7,017
		Series - 2016 1 (Class A)
29,484,758	g,i	New Residential Mortgage Loan Trust	4.000	02/25/57	30,403
		Series - 2017 1A (Class A1)
341

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$3,500,000	g	OHA Loan Funding LLC	3.600%	10/20/26	$3,492
		Series - 2014 1A (Class B2R)
1,490,051	g	OneMain Direct Auto Receivables Trust	2.040	01/15/21	1,493
		Series - 2016 1A (Class A)
266,054	g	OneMain Financial Issuance Trust	2.430	06/18/24	266
		Series - 2014 1A (Class A)
8,840,000	g	Palisades Center Trust	3.357	04/13/33	8,828
		Series - 2016 PLSD (Class B)
17,822	i	Renaissance Home Equity Loan Trust	1.862	08/25/33	17
		Series - 2003 2 (Class A)
55,252	i	Residential Asset Securities Corp	6.489	10/25/30	56
		Series - 2001 KS2 (Class AI6)
868,438	i	Residential Funding Mortgage Securities II, Inc	5.950	08/25/34	900
		Series - 2005 HI1 (Class A5) (Step Bond)
408,195	i	Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	410
		Series - 2006 HI1 (Class M1) (Step Bond)
301,018	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	315
		Series - 2006 HI1 (Class M2) (Step Bond)
703,661		Santander Drive Auto Receivables Trust	1.760	01/15/19	704
		Series - 2013 1 (Class C)
5,830,000		Santander Drive Auto Receivables Trust	2.270	01/15/19	5,844
		Series - 2013 2013-1 (Class D)
4,410,000		Santander Drive Auto Receivables Trust	2.570	03/15/19	4,435
		Series - 2013 2 (Class D)
416,437		Santander Drive Auto Receivables Trust	1.810	04/15/19	417
		Series - 2013 3 (Class C)
4,625,000		Santander Drive Auto Receivables Trust	2.420	04/15/19	4,647
		Series - 2013 3 (Class D)
42,188,376		Santander Drive Auto Receivables Trust	2.250	06/17/19	42,301
		Series - 2013 5 (Class C)
1,470,565		Santander Drive Auto Receivables Trust	1.410	07/15/19	1,471
		Series - 2016 1 (Class A2A)
10,189,559	g	Santander Drive Auto Receivables Trust	3.120	10/15/19	10,239
		Series - 2013 A (Class C)
5,325,000		Santander Drive Auto Receivables Trust	2.910	04/15/20	5,381
		Series - 2014 1 (Class D)
4,500,000		Santander Drive Auto Receivables Trust	1.560	05/15/20	4,501
		Series - 2016 2 (Class A3)
600,000		Santander Drive Auto Receivables Trust	1.960	05/15/20	601
		Series - 2015 5 (Class B)
11,908,938		Santander Drive Auto Receivables Trust	2.130	08/17/20	11,939
		Series - 2014 3 (Class C)
9,000,000		Santander Drive Auto Receivables Trust	1.770	09/15/20	8,993
		Series - 2017 1 (Class A3)
600,000		Santander Drive Auto Receivables Trust	2.740	12/15/21	604
		Series - 2015 5 (Class C)
6,000,000		Santander Drive Auto Receivables Trust	2.800	08/15/22	5,968
		Series - 2016 3 (Class D)
8,000,000		Santander Drive Auto Receivables Trust	3.170	04/17/23	8,015
		Series - 2017 1 (Class D)
4,177,051	g,i	Shackleton II CLO Ltd	2.240	10/20/23	4,177
		Series - 2012 2A (Class A1R)
2,500,000	g	Shackleton II CLO Ltd	3.010	10/20/23	2,499
		Series - 2012 2A (Class B2R)
342

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$166,565	g	Sierra Receivables Funding Co LLC	1.590%	11/20/29	$166
		Series - 2013 1A (Class A)
4,048,268	g	Sierra Receivables Funding Co LLC	2.700	10/20/30	4,056
		Series - 2013 3A (Class B)
3,967,954	g	Sierra Receivables Funding Co LLC	2.050	06/20/31	3,962
		Series - 2014 2A (Class A)
1,633,863	g	Sierra Receivables Funding Co LLC	2.400	06/20/31	1,632
		Series - 2014 2A (Class B)
4,887,685	g	Sierra Receivables Funding Co LLC	2.400	03/22/32	4,900
		Series - 2015 1A (Class A)
28,425,000	g	Sierra Receivables Funding Co LLC	2.910	03/20/34	28,596
		Series - 2017 1A (Class A)
1,250,000	g,i	Sierra Receivables Funding Co LLC	3.200	03/20/34	1,257
		Series - 2017 1A (Class B)
4,713,703	g	Sierra Timeshare Receivables Funding LLC	2.580	09/20/32	4,729
		Series - 2015 3A (Class A)
1,119,644	g	Sierra Timeshare Receivables Funding LLC	3.080	09/20/32	1,123
		Series - 2015 3A (Class B)
4,309,097	g	Sierra Timeshare Receivables Funding LLC	3.080	03/21/33	4,355
		Series - 2016 1A (Class A)
10,372,803	g	Sierra Timeshare Receivables Funding LLC	2.330	07/20/33	10,371
		Series - 2016 2A (Class A)
2,315,358	g	Sierra Timeshare Receivables Funding LLC	2.780	07/20/33	2,314
		Series - 2016 2A (Class B)
10,643,310	g	Sierra Timeshare Receivables Funding LLC	2.430	10/20/33	10,524
		Series - 2016 3A (Class A)
6,307,146	g	Sierra Timeshare Receivables Funding LLC	2.630	10/20/33	6,218
		Series - 2016 3A (Class B)
10,395,774	g	SLM Student Loan Trust	3.740	02/15/29	10,600
		Series - 2011 B (Class A2)
12,360,000	g	SMB Private Education Loan Trust	2.750	07/15/27	12,461
		Series - 2015 C (Class A2A)
13,703,000	g	SMB Private Education Loan Trust	2.430	02/17/32	13,520
		Series - 2016 B (Class A2A)
16,020,000	g	SMB Private Education Loan Trust	2.880	09/15/34	15,972
		Series - 2017 A (Class A2A)
6,522,135	g	SoFi Professional Loan Program LLC	1.530	04/25/33	6,505
		Series - 2016 D (Class A2A)
3,955,000	g	SoFi Professional Loan Program LLC	2.340	04/25/33	3,883
		Series - 2016 D (Class A2B)
12,550,000	g	SoFi Professional Loan Program LLC	2.490	01/25/36	12,442
		Series - 2016 E (Class A2B)
4,576,521	g	SoFi Professional Loan Program LLC	2.760	12/26/36	4,612
		Series - 2016 A (Class A2)
3,150,000	g	SoFi Professional Loan Program LLC	1.550	03/26/40	3,144
		Series - 2017 A (Class A2A)
1,925,000	g	SoFi Professional Loan Program LLC	2.400	03/26/40	1,894
		Series - 2017 A (Class A2B)
25,500,000	g	SoFi Professional Loan Program LLC	1.830	05/25/40	25,498
		Series - 2017 B (Class A1FX)
13,050,000	g	SoFi Professional Loan Program LLC	2.740	05/25/40	13,047
		Series - 2017 B (Class A2FX)
343

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$3,856,149	g	SolarCity LMC	4.590%	04/20/44	$3,814
		Series - 2014 1 (Class A)
29,551,394	g	SpringCastle America Funding LLC	3.050	04/25/29	29,733
		Series - 2016 AA (Class A)
13,183,750	g	Taco Bell Funding LLC	3.832	05/25/46	13,365
		Series - 2016 1A (Class A2I)
7,154,000	g	Verizon Owner Trust	1.680	05/20/21	7,129
		Series - 2016 2A (Class A)
10,000,000	g	Verizon Owner Trust	2.060	09/20/21	10,031
		Series - 2017 1A (Class A)
1,890,000	g	Vornado DP LLC	5.280	09/13/28	2,018
		Series - 2010 VNO (Class C)
526,961	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	532
		Series - 2006 N1 (Class N1)
666,954	g,i	Wachovia Loan Trust	1.342	05/25/35	657
		Series - 2005 SD1 (Class A)
34,475,000	g	Wendys Funding LLC	3.371	06/15/45	34,635
		Series - 2015 1A (Class A2I)
3,000,000		World Financial Network Credit Card Master Trust	2.030	04/15/25	2,955
		Series - 2016 A (Class A)
5,932,000		World Omni Automobile Lease Securitization Trust	1.610	01/15/22	5,900
		Series - 2016 A (Class A4)
		TOTAL ASSET BACKED			1,007,608

OTHER MORTGAGE BACKED - 10.2%
3,985,781	g	Banc of America Commercial Mortgage Trust	5.416	01/15/49	3,964
		Series - 2007 1 (Class AM)
5,522,774	i	Banc of America Commercial Mortgage Trust	5.482	01/15/49	5,515
		Series - 2007 1 (Class AMFX)
12,000,000		Banc of America Commercial Mortgage Trust	3.019	07/15/49	11,971
		Series - 2016 UB10 (Class ASB)
3,500,000	g,i	Banc of America Commercial Mortgage Trust	5.821	02/10/51	3,307
		Series - 2007 4 (Class E)
2,000,000	g,i	Banc of America Commercial Mortgage Trust	6.000	02/10/51	1,965
		Series - 2007 4 (Class D)
15,000,000		BBCMS MORTGAGE TRUST	3.488	02/15/50	15,419
		Series - 2017 C1 (Class ASB)
21,825,000	i	Bear Stearns Commercial Mortgage Securities Trust	5.928	09/11/42	21,873
		Series - 2007 T28 (Class AJ)
2,500,000	i	Bear Stearns Commercial Mortgage Securities Trust	5.878	06/11/50	2,536
		Series - 2007 PW17 (Class AJ)
2,500,000	i	CD Mortgage Trust	6.122	11/15/44	2,535
		Series - 2007 CD5 (Class B)
4,500,000		CD Mortgage Trust	2.622	08/10/49	4,407
		Series - 2016 CD1 (Class ASB)
8,000,000	g	CGBAM Commercial Mortgage Trust	3.516	04/10/28	8,100
		Series - 2015 SMRT (Class C)
9,000,000	g	CGBAM Commercial Mortgage Trust	3.768	04/10/28	9,111
		Series - 2015 SMRT (Class D)
6,541,310	i	CHL Mortgage Pass-Through Trust	3.312	02/20/35	6,569
		Series - 2004 HYB9 (Class 1A1)
3,000,000	g	Citigroup Commercial Mortgage Trust	2.228	09/10/31	2,944
		Series - 2016 SMPL (Class A)
344

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$2,500,000	g	Citigroup Commercial Mortgage Trust	2.576%	09/10/31	$2,445
		Series - 2016 SMPL (Class B)
4,017,365		Citigroup Commercial Mortgage Trust	1.506	05/10/49	3,970
		Series - 2016 C1 (Class A1)
6,500,000		Citigroup Commercial Mortgage Trust	3.003	05/10/49	6,513
		Series - 2016 C1 (Class AAB)
15,000,000	g,i	Citigroup Commercial Mortgage Trust	5.779	12/10/49	15,078
		Series - 2007 C6 (Class AMFX)
7,095,000	i	Citigroup Commercial Mortgage Trust	5.899	12/10/49	7,181
		Series - 2007 C6 (Class AM)
16,626,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	16,918
		Series - 2007 C3 (Class AJ)
32,585,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	33,091
		Series - 2007 C3 (Class AM)
5,640,000	i	COBALT CMBS Commercial Mortgage Trust	5.526	04/15/47	5,669
		Series - 2007 C2 (Class AMFX)
671,841		COMM Mortgage Trust	1.399	02/10/48	668
		Series - 2015 LC19 (Class A1)
14,500,000		COMM Mortgage Trust	3.421	07/10/48	15,034
		Series - 2015 LC21 (Class ASB)
5,000,000	g,i	COMM Mortgage Trust	1.548	12/10/49	4,936
		Series - 2007 C9 (Class AJFL)
2,180,000	i	COMM Mortgage Trust	5.650	12/10/49	2,198
		Series - 2007 C9 (Class AJ)
20,271,351	i	COMM Mortgage Trust	5.796	12/10/49	20,340
		Series - 2007 C9 (Class B)
1,000,000	i	COMM Mortgage Trust	5.808	12/10/49	1,002
		Series - 2007 C9 (Class C)
3,500,000	i	COMM Mortgage Trust	5.813	12/10/49	3,492
		Series - 2007 C9 (Class F)
4,044,580		COMM Mortgage Trust	1.667	07/10/50	4,044
		Series - 2015 PC1 (Class A1)
10,310,288	i	Connecticut Avenue Securities	3.132	09/25/28	10,451
		Series - 2016 C02 (Class 1M1)
13,366,639	i	Connecticut Avenue Securities	2.332	01/25/29	13,441
		Series - 2016 C05 (Class 2M1)
38,475,479	i	Connecticut Avenue Securities	2.432	01/25/29	38,896
		Series - 2016 C04 (Class 1M1)
8,785,607	i	Connecticut Avenue Securities	2.282	04/25/29	8,865
		Series - 2016 C06 (Class 1M1)
12,865,150	g,i	Connecticut Avenue Securities	2.165	07/25/29	12,927
		Series - 2017 C01 (Class 1M1)
12,133,000	i	Credit Suisse Commercial Mortgage Trust	5.903	09/15/39	12,198
		Series - 2007 C4 (Class A1AJ)
15,500,000	i	Credit Suisse Commercial Mortgage Trust	5.949	09/15/39	15,661
		Series - 2007 C4 (Class AJ)
9,000,000	i	Credit Suisse Commercial Mortgage Trust	5.953	09/15/39	9,058
		Series - 2007 C4 (Class A1AM)
4,449,285	i	Credit Suisse Commercial Mortgage Trust	1.173	01/15/49	4,447
		Series - 2007 C2 (Class AMFL)
22,500,000	i	Credit Suisse Commercial Mortgage Trust	5.625	01/15/49	22,962
		Series - 2007 C2 (Class AJ)
6,144,500	g,i	Credit Suisse Commercial Mortgage Trust	5.751	01/15/49	7,610
		Series - 2007 C2 (Class B)
345

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$11,500,000	g	Credit Suisse Mortgage Capital Certificates	5.626%	05/15/23	$12,267
		Series - 2006 OMA (Class D)
5,500,000		CSAIL Commercial Mortgage Trust	3.314	11/15/49	5,616
		Series - 2016 C7 (Class ASB)
12,750,261		CSAIL Commercial Mortgage Trust	1.454	06/15/57	12,677
		Series - 2015 C2 (Class A1)
11,000,000		DBJPM Mortgage Trust	2.756	09/10/49	10,900
		Series - 2016 C3 (Class ASB)
30,000,000	g	DBUBS Mortgage Trust	4.537	07/10/44	32,104
		Series - 2011 LC2A (Class A4)
3,000,000	g,i	DBUBS Mortgage Trust	4.998	07/10/44	3,240
		Series - 2011 LC2A (Class B)
5,000,000	g,i	DBUBS Mortgage Trust	5.543	07/10/44	5,434
		Series - 2011 LC2A (Class C)
2,636,136	g,i	DBUBS Mortgage Trust	2.208	07/12/44	2,650
		Series - 2011 LC2A (Class A3FL)
2,084,000	g,i	DBUBS Mortgage Trust	5.346	08/10/44	2,272
		Series - 2011 LC3A (Class B)
4,962,472	g	Four Times Square Trust Commercial Mortgage Pass-Through Certificates	5.401	12/13/28	5,450
		Series - 2006 4TS (Class A)
19,679,135	i	GE Commercial Mortgage Corp	5.606	12/10/49	19,564
		Series - 2007 C1 (Class AM)
3,665,000	i	GMAC Commercial Mortgage Securities, Inc	4.984	12/10/41	3,751
		Series - 2004 C3 (Class C)
21,180,000	g	GRACE Mortgage Trust	3.369	06/10/28	21,935
		Series - 2014 GRCE (Class A)
5,000,000	g	GRACE Mortgage Trust	3.520	06/10/28	5,146
		Series - 2014 GRCE (Class B)
4,240,252	i	Greenwich Capital Commercial Funding Corp	6.013	07/10/38	4,238
		Series - 2006 GG7 (Class AM)
28,000,000	i	Greenwich Capital Commercial Funding Corp	5.867	12/10/49	28,331
		Series - 2007 GG11 (Class AM)
3,000,000	g	GS Mortgage Securities Corp II	2.933	06/05/31	3,045
		Series - 2012 SHOP (Class A)
15,943,000	g	GS Mortgage Securities Corp II	3.551	04/10/34	16,678
		Series - 2012 ALOH (Class A)
5,910,000	g,i	GS Mortgage Securities Corp II	5.184	12/10/43	6,377
		Series - 2010 C2 (Class B)
6,000,000	g	Hudson Yards Mortgage Trust	2.835	08/10/38	5,781
		Series - 2016 10HY (Class A)
7,250,000	g,i	Hudson Yards Mortgage Trust	2.977	08/10/38	6,908
		Series - 2016 10HY (Class C)
2,500,000	g,i	Hudson Yards Mortgage Trust	2.977	08/10/38	2,422
		Series - 2016 10HY (Class B)
1,034,088	i	Impac CMB Trust	1.642	03/25/35	952
		Series - 2004 11 (Class 2A1)
3,231,977	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.911	07/15/42	3,229
		Series - 2005 LDP2 (Class C)
1,805,767	i	JP Morgan Chase Commercial Mortgage Securities Trust	5.520	05/15/45	1,804
		Series - 2006 LDP8 (Class B)
346

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$12,830,000	g	JP Morgan Chase Commercial Mortgage Securities Trust	4.717%	02/15/46	$13,827
		Series - 2011 C3 (Class A4)
8,145,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.360	02/15/46	8,622
		Series - 2011 C3 (Class C)
1,294,636	g	JP Morgan Chase Commercial Mortgage Securities Trust	4.106	07/15/46	1,324
		Series - 2011 C4 (Class A3)
8,825,000	g	JP Morgan Chase Commercial Mortgage Securities Trust	4.388	07/15/46	9,434
		Series - 2011 C4 (Class A4)
15,000,000	g	JP Morgan Chase Commercial Mortgage Securities Trust	4.801	07/15/46	16,007
		Series - 2011 C4 (Class B)
6,455,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.397	07/15/46	6,929
		Series - 2011 C4 (Class C)
8,528,366		JP Morgan Chase Commercial Mortgage Securities Trust	1.324	08/15/49	8,402
		Series - 2016 JP2 (Class A1)
7,000,000		JP Morgan Chase Commercial Mortgage Securities Trust	2.713	08/15/49	6,928
		Series - 2016 JP2 (Class ASB)
3,695,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192	02/15/51	3,748
		Series - 2007 LD12 (Class AM)
2,545,761	g,i	JP Morgan Mortgage Trust	2.682	06/25/46	2,537
		Series - 2016 2 (Class A1)
2,303,336	g,i	JP Morgan Mortgage Trust	2.860	06/25/46	2,297
		Series - 2016 2 (Class 2A1)
117,166,020	i	JPMBB Commercial Mortgage Securities Trust	1.501	11/15/48	7,930
		Series - 2015 C32 (Class XA)
6,148,000		JPMDB Commercial Mortgage Securities Trust	3.492	03/15/50	6,357
		Series - 2017 C5 (Class ASB)
274,360	i	LB-UBS Commercial Mortgage Trust	5.533	02/15/40	274
		Series - 2007 C1 (Class C)
4,150,000	i	LB-UBS Commercial Mortgage Trust	5.563	02/15/40	4,134
		Series - 2007 C1 (Class D)
750,000	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	760
		Series - 2007 C6 (Class AM)
7,225,000	g	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	7,225
		Series - 2007 C6 (Class AMFL)
12,689,055	g,i	LVII Resecuritization Trust	3.611	07/25/47	12,697
		Series - 2015 A (Class A)
2,205,000	i	Merrill Lynch Mortgage Trust	6.301	02/12/51	2,238
		Series - 0 C1 (Class AJA)
5,880,000	g,i	Merrill Lynch Mortgage Trust	6.301	02/12/51	5,964
		Series - 2008 C1 (Class C)
2,210,442	g,i	Merrill Lynch Mortgage Trust	6.301	02/12/51	2,244
		Series - 0 C1 (Class AJAF)
19,995,000	i	ML-CFC Commercial Mortgage Trust	5.526	03/12/51	20,016
		Series - 2007 6 (Class AM)
3,200,000		Morgan Stanley Bank of America Merrill Lynch Trust	2.469	02/15/46	3,213
		Series - 2013 C7 (Class AAB)
4,500,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.194	10/15/47	4,610
		Series - 2014 C18 (Class A2)
12,400,000	g	Morgan Stanley Capital I Trust	2.695	01/11/32	12,468
		Series - 2013 WLSR (Class A)
210,074	g,i	Morgan Stanley Capital I Trust	6.078	08/12/41	210
		Series - 2006 T23 (Class B)
5,683,950	i	Morgan Stanley Capital I Trust	5.389	11/12/41	5,677
		Series - 2006 HQ10 (Class AJ)
347

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$450,975	i	Morgan Stanley Capital I Trust	5.832%	07/12/44	$451
		Series - 2006 HQ9 (Class B)
3,450,000	g,i	Morgan Stanley Capital I Trust	5.433	09/15/47	3,678
		Series - 2011 C1 (Class D)
8,650,000	i	Morgan Stanley Capital I Trust	5.678	04/12/49	8,682
		Series - 2007 HQ12 (Class B)
13,800,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	13,055
		Series - 2007 IQ15 (Class AJ)
11,000,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	11,067
		Series - 2007 IQ15 (Class AM)
12,121,000	g,i	Morgan Stanley Capital I Trust	6.104	06/11/49	8,927
		Series - 2007 IQ15 (Class B)
8,750,000	i	Morgan Stanley Capital I Trust	6.080	12/12/49	8,941
		Series - 2007 IQ16 (Class AMA)
12,000,000	i	Morgan Stanley Capital I Trust	6.110	12/12/49	11,081
		Series - 2007 IQ16 (Class AJFX)
7,330,000	i	Morgan Stanley Capital I Trust	6.115	12/12/49	6,808
		Series - 2007 IQ16 (Class AJ)
7,205,000	i	Morgan Stanley Capital I Trust	6.281	12/12/49	7,349
		Series - 2007 IQ16 (Class AM)
4,229,000	i	Morgan Stanley Capital I Trust	6.319	12/12/49	3,829
		Series - 2007 IQ16 (Class AJA)
609,793		Morgan Stanley Capital I Trust	4.770	07/15/56	607
		Series - 0 IQ9 (Class AJ)
5,000,000	g	RBS Commercial Funding, Inc Trust	3.260	03/11/31	4,949
		Series - 2013 SMV (Class A)
11,232,850	g,i	Sequoia Mortgage Trust	3.500	03/25/47	11,308
		Series - 2017 2 (Class A1)
7,480,320	g,i	Sequoia Mortgage Trust	3.500	03/25/47	7,596
		Series - 2017 2 (Class A4)
14,500,000	g,i	Sequoia Mortgage Trust	3.500	04/25/47	14,711
		Series - 2017 3 (Class A4)
4,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	3.182	09/25/24	4,116
		Series - 2014 HQ2 (Class M2)
2,377,568	i	Structured Agency Credit Risk Debt Note (STACR)	3.382	01/25/25	2,392
		Series - 2015 DN1 (Class M2)
583,137	i	Structured Agency Credit Risk Debt Note (STACR)	2.082	05/25/25	585
		Series - 2015 HQ2 (Class M1)
16,250,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.932	05/25/25	16,591
		Series - 2015 HQ2 (Class M2)
13,885,988	i	Structured Agency Credit Risk Debt Note (STACR)	2.432	07/25/28	13,949
		Series - 2016 DNA1 (Class M1)
1,750,000	i	Structured Agency Credit Risk Debt Note (STACR)	3.182	10/25/28	1,782
		Series - 2016 DNA2 (Class M2)
15,538,374	i	Structured Agency Credit Risk Debt Note (STACR)	2.082	12/25/28	15,597
		Series - 2016 DNA3 (Class M1)
8,618,460	i	Structured Agency Credit Risk Debt Note (STACR)	1.782	03/25/29	8,636
		Series - 2016 DNA4 (Class M1)
2,750,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.282	03/25/29	2,758
		Series - 2016 DNA4 (Class M2)
9,165,806	i	Structured Agency Credit Risk Debt Note (STACR)	2.182	07/25/29	9,201
		Series - 2017 DNA1 (Class M1)
348

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$2,825,488	i	Wachovia Bank Commercial Mortgage Trust	5.825%	07/15/45	$2,850
		Series - 2006 C27 (Class AJ)
32,910,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	33,441
		Series - 2007 C34 (Class AM)
7,338,000	i	Wachovia Bank Commercial Mortgage Trust	6.132	05/15/46	7,363
		Series - 2007 C34 (Class AJ)
3,328,000	i	Wachovia Bank Commercial Mortgage Trust	6.214	05/15/46	3,317
		Series - 2007 C34 (Class B)
6,230,312	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	6,263
		Series - 2007 C31 (Class AM)
8,657,290	i	Wachovia Bank Commercial Mortgage Trust	5.660	04/15/47	8,686
		Series - 2007 C31 (Class AJ)
2,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.700	04/15/47	1,995
		Series - 2007 C31 (Class B)
88,795,000	g	Wachovia Bank Commercial Mortgage Trust	5.703	06/15/49	89,685
		Series - 2007 C32 (Class AMFX)
49,550,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	48,556
		Series - 2007 C32 (Class AJ)
2,794,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	2,690
		Series - 2007 C32 (Class B)
33,600,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	33,863
		Series - 2007 C33 (Class AM)
3,581,050		Wells Fargo Commercial Mortgage Trust	1.392	07/15/48	3,538
		Series - 2016 C35 (Class A1)
10,000,000		Wells Fargo Commercial Mortgage Trust	2.788	07/15/48	9,895
		Series - 2016 C35 (Class ASB)
865,350		Wells Fargo Commercial Mortgage Trust	1.321	08/15/49	851
		Series - 2016 BNK1 (Class A1)
15,000,000		Wells Fargo Commercial Mortgage Trust	2.514	08/15/49	14,644
		Series - 2016 BNK1 (Class ASB)
15,000,000		Wells Fargo Commercial Mortgage Trust	2.825	10/15/49	14,848
		Series - 2016 LC24 (Class ASB)
8,389,000		Wells Fargo Commercial Mortgage Trust	2.827	11/15/49	8,302
		Series - 2016 NXS6 (Class ASB)
7,500,000		Wells Fargo Commercial Mortgage Trust	3.446	03/15/50	7,717
		Series - 2017 RB1 (Class ASB)
7,250,000		Wells Fargo Commercial Mortgage Trust	3.185	03/15/59	7,348
		Series - 2016 C33 (Class ASB)
6,000,000		Wells Fargo Commercial Mortgage Trust	3.749	03/15/59	6,108
		Series - 2016 C33 (Class AS)
1,250,000		Wells Fargo Commercial Mortgage Trust	2.933	11/15/59	1,246
		Series - 2016 C36 (Class ASB)
4,725,000	g,i	Wells Fargo Mortgage Backed Securities Trust	5.276	11/15/43	5,074
		Series - 2010 C1 (Class B)
55,000,000	g,i	WFRBS Commercial Mortgage Trust	4.902	06/15/44	60,003
		Series - 2011 C4 (Class A4)
		TOTAL OTHER MORTGAGE BACKED			1,375,083

		TOTAL STRUCTURED ASSETS			2,382,691
		(Cost $2,401,365)

		TOTAL BONDS			13,118,301
		(Cost $13,104,257)
349

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					VALUE
SHARES		COMPANY			(000)
PREFERRED STOCKS - 0.1%

BANKS - 0.1%
470,597	*	Federal Home Loan Mortgage Corp			$2,941
1,527,061	*	Federal National Mortgage Association			10,064
		TOTAL BANKS			13,005
		TOTAL PREFERRED STOCKS			13,005
		(Cost $49,941)

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE
SHORT-TERM INVESTMENTS - 5.5%

GOVERNMENT AGENCY DEBT - 0.9%
$14,249,000		Federal Home Loan Bank (FHLB)	0.400%	04/03/17	14,249
53,800,000		FHLB	0.700	04/05/17	53,798
50,000,000		FHLB	0.520	04/06/17	49,997
		TOTAL GOVERNMENT AGENCY DEBT			118,044

TREASURY DEBT - 4.6%
4,100,000		United States Treasury Bill	0.481-0.557	04/06/17	4,100
84,000,000		United States Treasury Bill	0.600-0.729	04/13/17	83,983
99,900,000		United States Treasury Bill	0.463-0.705	04/20/17	99,866
297,470,000		United States Treasury Bill	0.490-0.741	04/27/17	297,327
50,000,000		United States Treasury Bill	0.691	07/06/17	49,901
100,000,000		United States Treasury Bill	0.767	07/13/17	99,787
		TOTAL TREASURY DEBT			634,964

		TOTAL SHORT-TERM INVESTMENTS			753,008
		(Cost $753,008)

		TOTAL INVESTMENTS - 103.5%			13,977,924
		(Cost $14,000,405)
		OTHER ASSETS & LIABILITIES, NET - (3.5)%			(478,727)
		NET ASSETS - 100.0%			$13,499,197
350

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

Abbreviation(s):
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
REIT	Real Estate Investment Trust
RUB	Russian Ruble
SEK	Swedish Krone
TRY	Turkish Lira
ZAR	South African Rand

*	Non-income producing
^	Amount represents less than $1,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/17, the aggregate value of these securities was $2,202,529,000 or 16.3% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.
o	Payment in Kind Bond
q	In default
w	All or a portion of these securities have been segregated to cover collateral requirements on mortgage dollar rolls.

Cost amounts are in thousands.

351

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

COLLEGE RETIREMENT EQUITIES FUND
INFLATION-LINKED BOND ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2017

PRINCIPAL		ISSUER	VALUE (000)
GOVERNMENT BONDS - 99.6%

AGENCY SECURITIES - 0.8%
		Montefiore Medical Center
$17,635,000		2.895%, 04/20/32	$17,076
		Private Export Funding Corp (PEFCO)
3,500,000		2.300%, 09/15/20	3,542
3,000,000		3.250%, 06/15/25	3,089
		Reliance Industries Ltd
5,921,053		2.444%, 01/15/26	5,914
		Tunisia Government AID Bonds
4,375,000		1.416%, 08/05/21	4,248
		Ukraine Government AID Bonds
3,500,000		1.847%, 05/29/20	3,506
15,000,000		1.471%, 09/29/21	14,650
		TOTAL AGENCY SECURITIES	52,025

MORTGAGE BACKED - 0.2%
		Government National Mortgage Association (GNMA)
13,446,764		3.650%, 02/15/32	14,095
		TOTAL MORTGAGE BACKED	14,095

U.S. TREASURY SECURITIES - 98.6%
	k	United States Treasury Inflation Indexed Bonds
84,159,905		1.625%, 01/15/18	85,898
360,368,223		0.125%, 04/15/18	363,421
169,563,552		1.375%, 07/15/18	175,379
149,837,625		2.125%, 01/15/19	157,619
360,583,680		0.125%, 04/15/19	365,870
139,864,530		1.875%, 07/15/19	148,571
156,401,861		1.375%, 01/15/20	164,737
452,554,470		0.125%, 04/15/20	459,316
246,740,679		1.250%, 07/15/20	261,080
334,013,306		1.125%, 01/15/21	351,661
346,253,960		0.125%, 04/15/21	349,811
350,968,050		0.625%, 07/15/21	363,993
349,685,266		0.125%, 01/15/22	352,274
408,590,730		0.125%, 07/15/22	411,696
282,950,340		0.125%, 01/15/23	282,781
170,057,900		0.375%, 07/15/23	172,765
90,788,860		0.625%, 01/15/24	92,938
97,139,400		0.125%, 07/15/24	96,237
86,106,720		0.250%, 01/15/25	85,383
260,520,993		2.375%, 01/15/25	300,485
90,097,040		0.375%, 07/15/25	90,337
118,019,055		0.625%, 01/15/26	120,193
227,316,006		2.000%, 01/15/26	257,953
114,457,700		0.125%, 07/15/26	111,694
102,018,665		0.375%, 01/15/27	101,600
352

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

PRINCIPAL	ISSUER	VALUE (000)
$163,977,990	2.375%, 01/15/27	$193,859
194,006,556	1.750%, 01/15/28	219,440
97,611,629	3.625%, 04/15/28	129,775
172,906,965	2.500%, 01/15/29	211,445
138,962,462	3.875%, 04/15/29	192,231
	TOTAL U.S. TREASURY SECURITIES	6,670,442

	TOTAL GOVERNMENT BONDS
	(Cost $6,448,588)	6,736,562

SHORT-TERM INVESTMENTS - 0.1%

GOVERNMENT AGENCY DEBT - 0.1%
	Federal Home Loan Bank (FHLB)
8,300,000	0.500%, 04/03/17	8,300
		8,300

	TOTAL SHORT-TERM INVESTMENTS	8,300
	(Cost $8,300)
	TOTAL INVESTMENTS - 99.7%	6,744,862
	(Cost $6,456,888)
	OTHER ASSETS AND LIABILITIES, NET - 0.3%	15,374
	NET ASSETS - 100.0%	$6,760,236

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Cost amounts are in thousands.
353

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

COLLEGE RETIREMENT EQUITIES FUND
SOCIAL CHOICE ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2017

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
BANK LOAN OBLIGATIONS - 0.5%

CAPITAL GOODS - 0.0%
$2,594,236	i	Manitowoc Foodservice, Inc	4.000%	03/03/23	$2,617
		TOTAL CAPITAL GOODS			2,617

ENERGY - 0.1%
781,801	i	Granite Acquisition, Inc	5.147	12/17/21	788
17,368,415	i	Granite Acquisition, Inc	5.147	12/19/21	17,504
		TOTAL ENERGY			18,292

MEDIA - 0.1%
6,226,926	i	Charter Communications Operating LLC	2.990	01/14/22	6,239
3,143,250	i	Charter Communications Operating LLC	3.232	01/15/24	3,157
		TOTAL MEDIA			9,396

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
9,950,000	i	MTS Systems Corp	5.080	07/05/23	10,062
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			10,062

UTILITIES - 0.2%
8,963,424	i	ExGen Renewables I LLC	5.272	02/06/21	9,008
14,794,057	i	Terra-Gen Finance Co LLC	5.250	12/09/21	13,943
		TOTAL UTILITIES			22,951

		TOTAL BANK LOAN OBLIGATIONS			63,318
		(Cost $63,461)

BONDS - 38.9%

CORPORATE BONDS - 11.4%

AUTOMOBILES & COMPONENTS - 0.2%
1,955,000	g	Adient Global Holdings Ltd	4.875	08/15/26	1,918
7,550,000		Delphi Automotive plc	3.150	11/19/20	7,701
5,700,000	e	Ford Motor Co	4.346	12/08/26	5,804
7,750,000	e	Ford Motor Co	4.750	01/15/43	7,279
4,675,000	e	Magna International, Inc	3.625	06/15/24	4,769
		TOTAL AUTOMOBILES & COMPONENTS			27,471

BANKS - 2.6%
40,272,000	e	Bank of America Corp	1.950	05/12/18	40,359
11,175,000		Bank of America Corp	2.151	11/09/20	11,073
21,500,000	e,g	Bank of Montreal	2.500	01/11/22	21,547
18,500,000	e	Bank of Nova Scotia	2.125	09/11/19	18,585
12,000,000		Bank of Nova Scotia	1.875	04/26/21	11,764
354

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$12,000,000	g	Bank of Nova Scotia	1.875%	09/20/21	$11,765
15,000,000	i	Citizens Bank NA	1.604	03/02/20	15,033
1,350,000		Citizens Financial Group, Inc	2.375	07/28/21	1,331
7,025,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	7,208
2,710,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.375	08/04/25	2,779
7,275,000		Cooperatieve Rabobank UA	2.750	01/10/22	7,312
4,950,000		Cooperatieve Rabobank UA	3.750	07/21/26	4,836
9,400,000		Discover Bank	3.450	07/27/26	9,023
5,000,000	e,g	DNB Boligkreditt AS.	2.000	05/28/20	4,976
10,000,000		First Niagara Financial Group, Inc	6.750	03/19/20	11,222
20,000,000	g	ING Bank NV	2.000	11/26/18	19,986
11,500,000	g	Intesa Sanpaolo S.p.A	5.017	06/26/24	10,818
10,000,000	g	Intesa Sanpaolo S.p.A	5.710	01/15/26	9,690
6,300,000		KeyBank NA	2.350	03/08/19	6,349
4,644,000	i	Manufacturers & Traders Trust Co	2.198	12/28/20	4,617
9,076,000	i	Manufacturers & Traders Trust Co	1.695	12/01/21	8,921
1,605,000		Manufacturers & Traders Trust Co	2.900	02/06/25	1,578
18,775,000		Mitsubishi UFJ Financial Group, Inc	2.527	09/13/23	18,134
18,257,000		People’s United Financial, Inc	3.650	12/06/22	18,584
8,245,000		PNC Bank NA	2.950	01/30/23	8,275
8,450,000		Royal Bank of Canada	1.875	02/05/20	8,408
12,000,000		Royal Bank of Canada	2.100	10/14/20	11,952
14,500,000	g	Skandinaviska Enskilda Banken AB	1.375	05/29/18	14,446
12,500,000		SVB Financial Group	3.500	01/29/25	12,216
5,000,000		Toronto-Dominion Bank	1.800	07/13/21	4,865
12,000,000	g	Toronto-Dominion Bank	2.500	01/18/22	12,020
		TOTAL BANKS			349,672

CAPITAL GOODS - 0.6%
2,500,000		3M Co	6.375	02/15/28	3,225
1,975,000		Anixter, Inc	5.125	10/01/21	2,054
4,575,000		Anixter, Inc	5.500	03/01/23	4,747
6,250,000		CNH Industrial Capital LLC	3.875	10/15/21	6,253
4,600,000		Ingersoll-Rand Global Holding Co Ltd	4.250	06/15/23	4,898
3,250,000		Johnson Controls International plc	5.000	03/30/20	3,489
10,875,000	g	LafargeHolcim Finance US LLC	4.750	09/22/46	10,884
5,155,000		Pall Corp	5.000	06/15/20	5,606
5,625,000		Parker-Hannifin Corp	4.200	11/21/34	5,785
6,980,000		Pentair Finance S.A.	2.650	12/01/19	7,026
6,400,000		Rockwell Automation, Inc	2.050	03/01/20	6,376
3,300,000		Rockwell Collins, Inc	3.100	11/15/21	3,352
6,125,000		Rockwell Collins, Inc	3.700	12/15/23	6,316
4,187,000		Roper Industries, Inc	2.050	10/01/18	4,200
2,475,000		Roper Technologies, Inc	3.800	12/15/26	2,486
		TOTAL CAPITAL GOODS			76,697

COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
5,300,000		Air Lease Corp	2.125	01/15/18	5,310
9,075,000	e	Air Lease Corp	3.875	04/01/21	9,407
6,525,000		Air Lease Corp	4.250	09/15/24	6,754
2,730,000		Waste Management, Inc	4.600	03/01/21	2,940
3,475,000		Waste Management, Inc	3.900	03/01/35	3,458
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			27,869
355

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
CONSUMER DURABLES & APPAREL - 0.0%
$3,990,000		Whirlpool Corp	1.650%	11/01/17	$3,991
		TOTAL CONSUMER DURABLES & APPAREL			3,991

CONSUMER SERVICES - 0.5%
4,000,000		American National Red Cross	5.567	11/15/17	4,085
10,000,000		Henry J Kaiser Family Foundation	3.356	12/01/25	9,757
1,250,000		McDonald’s Corp	5.000	02/01/19	1,319
19,000,000		Metropolitan Museum of Art	3.400	07/01/45	17,439
7,550,000		Nature Conservancy	6.300	07/01/19	8,138
17,500,000		New York Public Library Astor Lenox & Tilden Foundations	4.305	07/01/45	17,454
5,145,000		Salvation Army	5.637	09/01/26	5,616
		TOTAL CONSUMER SERVICES			63,808

DIVERSIFIED FINANCIALS - 0.8%
11,375,000	e	American Express Credit Corp	2.200	03/03/20	11,407
11,250,000		American Express Credit Corp	2.700	03/03/22	11,239
2,675,000		Bank of New York Mellon Corp	5.450	05/15/19	2,871
2,169,000		Discover Financial Services	3.850	11/21/22	2,211
9,000,000	g	EDP Finance BV	4.125	01/15/20	9,240
9,500,000	e,g	EDP Finance BV	5.250	01/14/21	10,143
11,700,000		Ford Motor Credit Co LLC	3.200	01/15/21	11,824
2,300,000		Legg Mason, Inc	3.950	07/15/24	2,325
37,250,000		Morgan Stanley	2.200	12/07/18	37,400
3,314,000		Northern Trust Corp	3.375	08/23/21	3,447
9,750,000	g	RCI Banque S.A.	3.500	04/03/18	9,897
4,525,000		Unilever Capital Corp	2.000	07/28/26	4,118
		TOTAL DIVERSIFIED FINANCIALS			116,122

ENERGY - 0.6%
4,175,000		Apache Corp	3.250	04/15/22	4,196
8,450,000		EOG Resources, Inc	3.900	04/01/35	8,087
4,450,000		EOG Resources, Inc	5.100	01/15/36	4,772
1,000,000		Marathon Oil Corp	2.700	06/01/20	993
3,025,000		National Oilwell Varco, Inc	1.350	12/01/17	3,017
17,292,000		National Oilwell Varco, Inc	3.950	12/01/42	13,995
2,500,000		Noble Energy, Inc	8.250	03/01/19	2,781
3,290,000	e	Noble Energy, Inc	5.050	11/15/44	3,355
9,000,000		Phillips 66	4.650	11/15/34	9,110
5,300,000	e	Southwestern Energy Co	5.800	01/23/20	5,350
5,000,000		Spectra Energy Capital LLC	5.650	03/01/20	5,351
9,500,000		Statoil ASA	3.150	01/23/22	9,724
4,500,000	e	Statoil ASA	2.650	01/15/24	4,419
5,932,000		Statoil ASA	3.950	05/15/43	5,735
5,000,000	g	Texas Eastern Transmission LP	4.125	12/01/20	5,240
		TOTAL ENERGY			86,125

FOOD & STAPLES RETAILING - 0.1%
9,800,000	e	Starbucks Corp	2.450	06/15/26	9,389
		TOTAL FOOD & STAPLES RETAILING			9,389
356

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES - 0.1%
$3,250,000	e	Laboratory Corp of America Holdings	2.625%	02/01/20	$3,267
9,000,000		Laboratory Corp of America Holdings	3.200	02/01/22	9,052
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			12,319

INSURANCE - 0.3%
15,000,000	i	Prudential Financial, Inc	5.200	03/15/44	15,401
7,450,000	i	Prudential Financial, Inc	5.375	05/15/45	7,797
10,550,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	10,421
8,687,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	8,576
		TOTAL INSURANCE			42,195

MATERIALS - 0.6%
2,275,000		Ball Corp	5.000	03/15/22	2,400
8,930,000		Ball Corp	4.000	11/15/23	8,941
5,750,000		Domtar Corp	4.400	04/01/22	6,014
2,300,000		Eastman Chemical Co	5.500	11/15/19	2,492
20,000,000	e	Fibria Overseas Finance Ltd	5.500	01/17/27	20,043
7,500,000		International Paper Co	5.000	09/15/35	7,960
5,000,000		International Paper Co	6.000	11/15/41	5,791
4,600,000		International Paper Co	4.800	06/15/44	4,579
17,000,000	g	Inversiones CMPC S.A.	4.375	04/04/27	16,915
5,000,000		MeadWestvaco Corp	7.375	09/01/19	5,583
2,500,000	g	Sealed Air Corp	5.500	09/15/25	2,650
		TOTAL MATERIALS			83,368

MEDIA - 0.3%
3,125,000		Charter Communications Operating LLC	3.579	07/23/20	3,216
14,850,000		Charter Communications Operating LLC	4.464	07/23/22	15,639
5,500,000		Time Warner Cable, Inc	4.500	09/15/42	4,995
10,000,000	e,i	Walt Disney Co	1.490	03/04/22	10,030
4,175,000		Walt Disney Co	2.450	03/04/22	4,184
		TOTAL MEDIA			38,064

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
2,550,000	e	Biogen, Inc	2.900	09/15/20	2,595
7,000,000		Biogen, Inc	3.625	09/15/22	7,219
5,000,000		Bristol-Myers Squibb Co	3.250	08/01/42	4,370
3,300,000		Zoetis, Inc	3.450	11/13/20	3,380
10,000,000		Zoetis, Inc	3.250	02/01/23	10,097
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			27,661

REAL ESTATE - 0.6%
6,525,000		Brixmor Operating Partnership LP	3.850	02/01/25	6,439
10,000,000		Equity One, Inc	3.750	11/15/22	10,285
3,500,000		Federal Realty Investment Trust	2.750	06/01/23	3,395
3,400,000		Healthcare Realty Trust, Inc	5.750	01/15/21	3,726
7,000,000		Kimco Realty Corp	6.875	10/01/19	7,795
8,750,000		Kimco Realty Corp	2.700	03/01/24	8,294
16,825,000		Mid-America Apartments LP	4.000	11/15/25	17,262
16,822,000		Regency Centers LP	3.750	06/15/24	17,060
2,400,000		Ventas Realty LP	3.250	08/15/22	2,415
		TOTAL REAL ESTATE			76,671
357

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
SOFTWARE & SERVICES - 0.0%
$4,900,000		Microsoft Corp	4.100%	02/06/37	$5,038
		TOTAL SOFTWARE & SERVICES			5,038

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
18,110,000		Apple, Inc	2.850	02/23/23	18,273
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			18,273

TELECOMMUNICATION SERVICES - 0.2%
3,400,000	e	CenturyLink, Inc	6.750	12/01/23	3,545
5,000,000	i	Verizon Communications, Inc	2.137	03/16/22	5,045
11,750,000		Verizon Communications, Inc	2.625	08/15/26	10,728
7,350,000		Verizon Communications, Inc	5.250	03/16/37	7,592
		TOTAL TELECOMMUNICATION SERVICES			26,910

TRANSPORTATION - 0.8%
6,775,000	e	CSX Corp	4.250	11/01/66	6,146
2,253,379		Delta Air Lines	4.250	07/30/23	2,310
5,547,946		Delta Air Lines	3.625	07/30/27	5,655
3,150,000		Delta Air Lines, Inc	2.875	03/13/20	3,176
7,150,000		Delta Air Lines, Inc	3.625	03/15/22	7,298
7,250,000	e	GATX Corp	5.200	03/15/44	7,397
4,000,000		Kansas City Southern	3.000	05/15/23	3,911
7,000,000		Kansas City Southern	4.300	05/15/43	6,453
15,925,000		Kansas City Southern	4.950	08/15/45	16,018
5,275,000	g	Mexico City Airport Trust	4.250	10/31/26	5,347
10,325,000	g	Mexico City Airport Trust	5.500	10/31/46	10,167
6,894,000		Norfolk Southern Corp	2.903	02/15/23	6,858
475,000		Norfolk Southern Corp	5.590	05/17/25	540
8,597,869		Spirit Airlines, Inc	4.100	04/01/28	8,770
4,050,000		Union Pacific Corp	3.375	02/01/35	3,905
5,196,109		Union Pacific Railroad Co	3.227	05/14/26	5,096
9,656,634		Union Pacific Railroad Co	2.695	05/12/27	9,207
1,360,000	i	United Parcel Service of America, Inc (Step Bond)	8.375	04/01/30	1,936
		TOTAL TRANSPORTATION			110,190

UTILITIES - 2.6%
2,075,000	g	APT Pipelines Ltd	4.250	07/15/27	2,092
2,000,000		Atmos Energy Corp	8.500	03/15/19	2,246
7,550,000	g	Colorado Interstate Gas Co LLC	4.150	08/15/26	7,378
1,200,000		Connecticut Light & Power Co	5.500	02/01/19	1,276
2,000,000		Connecticut Light & Power Co	5.750	03/01/37	2,335
8,244,587	g	Continental Wind LLC	6.000	02/28/33	8,633
22,500,000	e,g	Electricite de France S.A.	3.625	10/13/25	22,636
6,150,000	g	Fortis, Inc	2.100	10/04/21	5,958
10,750,000	e,g	Fortis, Inc	3.055	10/04/26	10,086
11,250,000		Georgia Power Co	3.250	04/01/26	10,996
432,341	g	Great River Energy	5.829	07/01/17	435
2,745,000	g	International Transmission Co	4.625	08/15/43	2,960
6,575,000		Interstate Power & Light Co	3.250	12/01/24	6,576
14,500,000	g	Massachusetts Electric Co	4.004	08/15/46	14,107
358

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$9,250,000	g	Narragansett Electric Co	4.170%	12/10/42	$9,111
9,732,000	g	Niagara Mohawk Power Corp	4.278	10/01/34	9,921
9,750,000	g	Niagara Mohawk Power Corp	4.119	11/28/42	9,568
1,500,000		Northwest Natural Gas Co	5.620	11/21/23	1,704
10,000,000		NorthWestern Corp	4.176	11/15/44	9,881
18,900,000	g	Pattern Energy Group, Inc	5.875	02/01/24	19,136
630,000		Public Service Co of Colorado	4.750	08/15/41	692
5,500,000		San Diego Gas & Electric Co	3.000	08/15/21	5,629
9,553,602		San Diego Gas & Electric Co	1.914	02/01/22	9,437
8,875,000		Sierra Pacific Power Co	3.375	08/15/23	9,072
26,221,911	g	Solar Star Funding LLC	3.950	06/30/35	24,698
7,768,009	g	Solar Star Funding LLC	5.375	06/30/35	8,208
2,000,000		Southern California Edison Co	2.400	02/01/22	1,992
9,675,000		Southern Power Co	1.850	12/01/17	9,685
6,600,000		Southern Power Co	1.950	12/15/19	6,551
8,300,000		Southern Power Co	2.500	12/15/21	8,111
25,000,000		Southern Power Co	4.150	12/01/25	25,833
16,000,000	g,i	TerraForm Power Operating LLC (Step Bond)	6.375	02/01/23	16,620
19,248,586	g	Topaz Solar Farms LLC	4.875	09/30/39	19,859
13,306,636	g	Topaz Solar Farms LLC	5.750	09/30/39	14,693
5,000,000		Washington Gas Light Co	5.440	08/11/25	5,865
19,650,000		Westar Energy, Inc	2.550	07/01/26	18,676
16,525,000		WGL Holdings, Inc	2.250	11/01/19	16,453
		TOTAL UTILITIES			359,109

		TOTAL CORPORATE BONDS			1,560,942
		(Cost $1,554,448)

GOVERNMENT BONDS - 24.3%

AGENCY SECURITIES - 4.3%
7,437,717		Ethiopian Leasing LLC	2.566	08/14/26	7,419
3,545,368		Export Lease Ten Co LLC	1.650	05/07/25	3,435
5,500,000		Federal Home Loan Bank (FHLB)	5.000	11/17/17	5,632
5,000,000		Federal Home Loan Mortgage Corp (FHLMC)	1.000	09/29/17	5,001
6,400,000		Federal National Mortgage Association (FNMA)	1.125	04/27/17	6,402
7,000,000		FNMA	1.625	01/21/20	7,012
15,500,000		FNMA	2.625	09/06/24	15,735
2,290,826	g	Genesis Solar Pass Through Trust	3.875	02/15/38	2,391
1,096,000	j	Government Trust Certificate	0.000	04/01/19	1,059
5,000,000	j	Government Trust Certificate	0.000	04/01/21	4,573
6,580,000	g	Hospital for Special Surgery	3.500	01/01/23	6,746
7,500,000	i	India Government AID Bond	1.134	02/01/27	7,197
4,780,000		Lutheran Medical Center	1.982	02/20/30	4,555
7,500,000		Mexican Aircraft Finance V LLC	2.329	01/14/27	7,439
3,475,000	g	Montefiore Medical Center	3.896	05/20/27	3,619
20,900,000		NCUA Guaranteed Notes	3.000	06/12/19	21,601
7,000,000		NCUA Guaranteed Notes	3.450	06/12/21	7,376
17,440,000		New York Society for the Relief of the Ruptured & Crippled	2.881	12/20/31	16,872
3,000,000	j	Overseas Private Investment Corp (OPIC)	0.000	04/30/17	3,263
775,000	j	OPIC	0.000	11/11/17	781
6,650,000	j	OPIC	0.000	11/13/17	6,642
10,750,000	j	OPIC	0.000	11/17/17	11,236
16,000,000	j	OPIC	0.000	02/11/18	16,062
359

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$5,700,000	j	OPIC	0.000%	11/15/19	$5,992
4,143,456		OPIC	2.290	09/15/26	4,105
2,230,196		OPIC	2.040	12/15/26	2,205
9,750,000		OPIC	2.740	09/15/29	9,423
12,000,000		OPIC	3.220	09/15/29	11,991
13,500,000		OPIC	3.280	09/15/29	13,545
2,421,331		OPIC	2.610	04/15/30	2,312
4,104,000		OPIC	2.930	05/15/30	4,058
6,782,400		OPIC	3.040	05/15/30	6,753
7,794,166		OPIC	3.540	06/15/30	8,082
20,111,938		OPIC	3.370	12/15/30	20,488
22,016,165		OPIC	3.820	12/20/32	22,997
14,203,977		OPIC	3.938	12/20/32	14,973
12,096,868		OPIC	3.160	06/01/33	11,982
11,612,994		OPIC	3.430	06/01/33	11,770
1,228,355		OPIC	2.810	07/31/33	1,184
1,965,369		OPIC	2.940	07/31/33	1,915
5,000,000		Private Export Funding Corp (PEFCO)	4.375	03/15/19	5,285
5,854,000	e	PEFCO	1.450	08/15/19	5,834
13,150,000		PEFCO	2.250	03/15/20	13,338
8,000,000		PEFCO	2.300	09/15/20	8,097
17,500,000		PEFCO	4.300	12/15/21	19,129
4,250,000		PEFCO	2.050	11/15/22	4,172
4,000,000		PEFCO	3.550	01/15/24	4,259
8,000,000		PEFCO	3.250	06/15/25	8,237
2,319,600		Tayarra Ltd	3.628	02/15/22	2,401
2,225,533		Tricahue Leasing LLC	3.503	11/19/21	2,296
7,475,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	7,644
4,894,000		US Department of Housing and Urban Development (HUD)	2.910	08/01/17	4,927
8,000,000		HUD	4.560	08/01/17	8,102
10,750,000		HUD	1.770	08/01/18	10,821
4,497,000		HUD	5.380	08/01/18	4,561
750,000		HUD	2.050	08/01/19	755
9,500,000		HUD	4.870	08/01/19	10,177
13,967,000		HUD	4.960	08/01/20	14,992
13,500,000		HUD	5.050	08/01/21	14,079
3,217,000		HUD	2.910	08/01/23	3,280
1,666,667		VRG Linhas Aereas S.A.	0.983	03/13/18	1,659
45,500,000		Iraq Government AID Bond	2.149	01/18/22	45,324
6,160,000		Montefiore Medical Center	2.152	10/20/26	5,915
21,805,000		Montefiore Medical Center	2.895	04/20/32	21,113
5,075,000		Tunisia Government AID Bonds	1.416	08/05/21	4,927
15,300,000		Ukraine Government AID Bonds	1.847	05/29/20	15,326
19,500,000		Ukraine Government AID Bonds	1.471	09/29/21	19,046
		TOTAL AGENCY SECURITIES			591,519

FOREIGN GOVERNMENT BONDS - 5.1%
24,350,000		African Development Bank	1.375	12/17/18	24,323
13,550,000	e	African Development Bank	2.375	09/23/21	13,688
17,500,000		Asian Development Bank	2.125	03/19/25	17,014
6,000,000	g	Caisse d’Amortissement de la Dette Sociale	2.000	04/17/20	5,992
9,000,000		Canada Government International Bond	1.125	03/19/18	8,994
6,469,626	g	Carpintero Finance Ltd	2.004	09/18/24	6,371
360

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$6,500,000		Council Of Europe Development Bank	1.000%	02/04/19	$6,435
25,000,000		European Bank for Reconstruction & Development	1.625	04/10/18	24,977
19,500,000		European Bank for Reconstruction & Development	0.875	07/22/19	19,162
2,000,000		European Investment Bank	2.000	03/15/21	2,000
36,350,000		European Investment Bank	2.125	04/13/26	34,807
2,000,000		European Investment Bank	4.875	02/15/36	2,485
16,275,000		Export Development Canada	1.250	12/10/18	16,314
9,000,000	e	Export Development Canada	1.625	12/03/19	8,985
12,000,000		Export Development Canada	1.375	10/21/21	11,623
18,175,000		Export-Import Bank of Korea	1.750	02/27/18	18,171
15,000,000	g	Finnvera Oyj	2.375	06/04/25	14,418
6,082,000		Hydro Quebec	8.400	01/15/22	7,515
45,000,000		Inter-American Development Bank	1.185	07/09/18	44,521
19,075,000		International Finance Corp	1.250	11/27/18	19,042
19,250,000		International Finance Corp	1.750	03/30/20	19,242
46,500,000		International Finance Corp	1.546	11/04/21	44,641
40,500,000		International Finance Corp	2.125	04/07/26	39,079
2,850,000		Italy Government International Bond	5.375	06/12/17	2,866
5,000,000		Japan Bank for International Cooperation	1.875	04/20/21	4,894
9,000,000	g	Japan Finance Organization for Municipalities	2.125	04/13/21	8,857
5,000,000		KFW	1.000	01/26/18	4,992
23,000,000		KFW	1.750	10/15/19	23,067
11,500,000		KFW	1.500	04/20/20	11,408
38,200,000		KFW	1.875	11/30/20	38,102
10,000,000		KFW	2.625	01/25/22	10,220
8,850,000	g	Kommunalbanken AS.	1.375	10/26/20	8,670
12,500,000	g	Kommunalbanken AS.	2.125	02/11/25	12,014
19,400,000	g	Kommuninvest I Sverige AB	1.500	04/23/19	19,312
16,750,000		Kreditanstalt fuer Wiederaufbau	2.000	11/30/21	16,675
8,850,000	g	Nacional Financiera SNC	3.375	11/05/20	8,978
25,000,000	g	Nederlandse Waterschapsbank NV	2.375	03/24/26	24,201
10,000,000		North American Development Bank	2.300	10/10/18	10,092
2,000,000		North American Development Bank	4.375	02/11/20	2,122
15,250,000	e	Province of Manitoba Canada	1.750	05/30/19	15,280
15,000,000		Province of Manitoba Canada	2.100	09/06/22	14,775
12,700,000		Province of Manitoba Canada	3.050	05/14/24	13,024
10,000,000		Province of New Brunswick Canada	2.750	06/15/18	10,152
9,500,000		Province of Ontario Canada	1.200	02/14/18	9,486
5,000,000		Province of Ontario Canada	4.400	04/14/20	5,356
10,000,000		Province of Quebec Canada	3.500	07/29/20	10,484
5,000,000		Province of Quebec Canada	7.500	09/15/29	7,100
		TOTAL FOREIGN GOVERNMENT BONDS			701,926

MORTGAGE BACKED - 8.1%
10,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.500	03/15/28	10,317
14,600,000		FHLMC	3.500	08/15/43	15,286
20,168,959		FHLMC	3.500	07/15/46	4,182
15,334		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	12/01/17	15
38,883		FGLMC	7.000	10/01/20	40
4,678		FGLMC	7.000	05/01/23	5
6,680,826		FGLMC	3.500	03/01/27	6,967
17,846		FGLMC	8.000	01/01/31	20
367,041		FGLMC	4.500	07/01/33	395
695,658		FGLMC	5.500	09/01/33	786
361

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$497,212		FGLMC	5.500%	09/01/33	$552
942,578		FGLMC	5.500	12/01/33	1,059
2,484,367		FGLMC	7.000	12/01/33	2,912
835,660		FGLMC	7.000	05/01/35	967
102,479		FGLMC	5.000	02/01/36	112
1,987		FGLMC	6.500	05/01/36	2
546,618		FGLMC	5.000	07/01/39	595
2,755,722	w	FGLMC	4.500	11/01/40	2,995
3,054,208	w	FGLMC	4.500	12/01/40	3,320
849,597		FGLMC	4.500	10/01/44	927
984,313		FGLMC	4.500	11/01/44	1,075
1,173,725		FGLMC	4.500	11/01/44	1,281
797,506		FGLMC	4.500	12/01/44	871
440,091		FGLMC	4.500	12/01/44	475
3,369,979		FGLMC	3.500	04/01/45	3,468
28,794,692		FGLMC	3.500	10/01/45	29,608
20,282,710		FGLMC	4.000	12/01/45	21,446
4,298,831		FGLMC	3.500	03/01/46	4,417
2,796,426		FGLMC	4.000	05/01/46	2,956
50,819,759		FGLMC	3.500	08/01/46	52,215
2,255		Federal National Mortgage Association (FNMA)	8.000	03/01/23	2
22,649		FNMA	8.000	07/01/24	26
18,500,000	i	FNMA	2.784	02/25/27	18,195
354,802		FNMA	2.500	07/01/31	355
8,740,077		FNMA	2.500	07/01/31	8,751
2,106,925		FNMA	2.500	08/01/31	2,110
296,688		FNMA	2.500	10/01/31	297
1,002,025		FNMA	2.500	10/01/31	1,003
399,117		FNMA	2.500	11/01/31	400
833,501		FNMA	2.500	11/01/31	835
522,514		FNMA	2.500	11/01/31	523
170,710		FNMA	2.500	11/01/31	171
730,585		FNMA	2.500	11/01/31	732
1,334,850		FNMA	2.500	12/01/31	1,337
473,328		FNMA	2.500	12/01/31	474
377,963		FNMA	2.500	12/01/31	379
284,166		FNMA	2.500	12/01/31	285
1,026,657		FNMA	2.500	12/01/31	1,028
17,596,726		FNMA	2.500	01/01/32	17,614
9,954,388		FNMA	3.500	02/01/32	10,401
31,000,000	h	FNMA	3.000	05/25/32	31,734
324,752		FNMA	6.500	07/01/32	378
2,694,923		FNMA	5.000	06/01/33	2,955
5,724,373		FNMA	5.000	10/01/33	6,274
320,492		FNMA	5.000	11/01/33	353
80,219		FNMA	7.000	01/01/34	86
881,137		FNMA	5.000	03/01/34	966
1,523,744		FNMA	5.500	03/01/34	1,706
4,705,387		FNMA	5.000	05/01/35	5,148
2,999,886		FNMA	5.000	10/01/35	3,282
2,308,981		FNMA	5.000	02/01/36	2,526
362

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$1,167,342		FNMA	5.500%	08/01/37	$1,307
596,379		FNMA	6.000	09/01/37	691
680,169		FNMA	6.000	09/01/37	788
160,888		FNMA	6.500	09/01/37	181
713,485		FNMA	5.500	01/01/38	799
17,832		FNMA	6.500	02/01/38	20
2,186,891		FNMA	5.500	04/01/38	2,439
3,141,852		FNMA	5.500	11/01/38	3,640
4,124,920		FNMA	5.500	12/01/38	4,658
33,849		FNMA	4.500	04/01/39	37
814,195		FNMA	4.500	05/01/39	882
351,843		FNMA	4.000	07/01/39	372
1,359,972		FNMA	5.500	08/01/39	1,533
50,533		FNMA	4.500	02/01/40	55
477,795		FNMA	5.000	08/01/40	523
2,376,109		FNMA	5.000	09/01/40	2,597
143,795		FNMA	4.500	11/01/40	157
236,519		FNMA	4.500	01/01/41	259
6,243,541		FNMA	4.500	01/01/41	6,771
5,760,498		FNMA	4.500	01/01/41	6,227
203,420		FNMA	4.500	02/01/41	223
3,837,300		FNMA	5.000	05/01/41	4,199
254,628		FNMA	4.500	06/01/41	278
233,886		FNMA	4.500	06/01/41	256
749,105		FNMA	5.000	06/01/41	821
2,158,218		FNMA	5.000	07/01/41	2,363
1,643,254		FNMA	4.500	09/01/41	1,776
419,360		FNMA	4.500	12/01/41	458
11,905,836		FNMA	5.500	12/01/41	13,654
728,165		FNMA	4.500	01/01/42	789
257,940		FNMA	4.500	01/01/42	282
9,433,323		FNMA	3.000	03/25/42	9,605
225,588		FNMA	4.500	04/01/42	245
2,104,197		FNMA	4.500	04/01/42	2,265
292,298		FNMA	4.500	06/01/42	320
3,013,669		FNMA	4.500	06/01/42	3,244
4,641,726		FNMA	3.000	06/25/42	4,724
215,918		FNMA	4.500	07/01/42	236
5,854,390		FNMA	4.500	08/01/42	6,338
176,635		FNMA	3.000	10/01/42	176
9,943,081		FNMA	3.000	10/01/42	9,917
5,636,701		FNMA	3.500	11/25/42	1,140
7,334,426	w	FNMA	3.000	01/01/43	7,315
9,243,391	w	FNMA	3.000	02/01/43	9,219
5,385,717		FNMA	3.000	02/25/43	5,483
10,281		FNMA	3.000	04/01/43	10
5,332,645		FNMA	3.000	08/25/43	5,450
5,802,084		FNMA	4.500	10/01/43	6,275
4,790,312		FNMA	4.000	04/01/44	5,069
2,138,128		FNMA	4.000	06/01/44	2,262
3,020,836		FNMA	4.000	06/01/44	3,195
11,473,043		FNMA	4.500	06/01/44	12,498
1,203,859		FNMA	4.500	06/01/44	1,312
2,316,870		FNMA	4.000	07/01/44	2,451
363

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$859,884		FNMA	4.000%	07/01/44	$910
1,038,892		FNMA	4.000	08/01/44	1,099
2,498,338		FNMA	4.000	08/01/44	2,643
3,906,992		FNMA	4.000	08/01/44	4,134
7,313,473		FNMA	4.000	08/01/44	7,738
2,672,535		FNMA	4.500	08/01/44	2,911
717,585		FNMA	4.000	09/01/44	760
686,577		FNMA	4.000	09/01/44	728
3,838,229		FNMA	4.000	10/01/44	4,068
6,297,040		FNMA	4.500	10/01/44	6,899
12,087,877		FNMA	4.500	11/01/44	13,242
5,031,876		FNMA	4.000	12/01/44	5,333
2,319,204		FNMA	4.000	12/01/44	2,439
2,702,030		FNMA	4.500	12/01/44	2,959
3,843,025		FNMA	4.000	01/01/45	4,073
292,946		FNMA	3.500	03/01/45	301
506,193		FNMA	3.500	03/01/45	521
756,842		FNMA	4.500	03/01/45	830
731,639		FNMA	4.500	04/01/45	802
6,147,443		FNMA	3.500	05/01/45	6,332
853,448		FNMA	4.000	05/01/45	905
1,865,167		FNMA	4.000	06/01/45	1,977
8,432,708		FNMA	4.000	07/01/45	8,912
4,926,514		FNMA	4.000	08/01/45	5,172
834,562		FNMA	4.000	08/01/45	885
19,041,895		FNMA	4.000	09/01/45	20,178
3,658,394		FNMA	4.000	11/01/45	3,878
952,457		FNMA	4.000	12/01/45	1,010
4,602,255		FNMA	4.000	12/01/45	4,857
9,617,600		FNMA	3.500	01/01/46	9,883
12,088,067		FNMA	4.000	01/01/46	12,780
8,526,751		FNMA	3.500	02/01/46	8,743
11,714,218		FNMA	3.500	06/01/46	12,037
2,147,123		FNMA	3.500	10/25/46	613
29,184,570		FNMA	3.000	11/01/46	28,963
31,741,818		FNMA	3.000	12/01/46	31,501
13,255,584		FNMA	3.500	02/01/47	13,568
5,000,000	h	FNMA	3.000	04/25/47	4,959
5,000,000	h	FNMA	3.500	04/25/47	5,115
6,000,000	h	FNMA	4.000	04/25/47	6,293
18,000,000	h	FNMA	4.500	04/25/47	19,301
10,000,000	h	FNMA	3.000	05/25/47	9,898
33,000,000	h	FNMA	3.500	05/25/47	33,686
42,000,000	h	FNMA	4.000	05/25/47	43,969
41,000,000	h	FNMA	3.500	06/25/47	41,762
17,000,000	h	FNMA	4.000	06/25/47	17,758
20,000,000	h	FNMA	4.500	06/25/47	21,371
105		Government National Mortgage Association (GNMA)	9.000	12/15/17	0	^
5,025		GNMA	8.000	06/15/22	5
12,834		GNMA	6.500	08/15/23	14
6,467		GNMA	6.500	08/15/23	7
6,009,883		GNMA	2.580	08/15/25	5,983
80,170		GNMA	6.500	05/20/31	94
364

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$8,377,018		GNMA	2.640%	01/15/33	$8,255
11,746,320		GNMA	2.690	06/15/33	11,494
178,605		GNMA	5.500	07/15/33	201
9,416,984		GNMA	3.700	10/15/33	9,902
91,211		GNMA	6.000	10/20/36	107
100,743		GNMA	6.000	01/20/37	116
332,135		GNMA	5.500	02/15/37	374
558,725		GNMA	6.000	02/20/37	639
246,630		GNMA	5.000	04/15/38	272
165,993		GNMA	6.000	08/20/38	188
369,460		GNMA	6.500	11/20/38	421
26,004		GNMA	4.500	02/20/39	28
4,196,592		GNMA	4.500	09/20/39	4,562
8,527,372		GNMA	3.700	08/15/40	8,895
36,299		GNMA	4.500	08/20/41	39
127,286		GNMA	4.500	09/20/41	139
15,273,488		GNMA	3.500	10/20/42	2,947
27,093		GNMA	4.500	01/20/44	29
33,543		GNMA	4.500	02/20/44	37
409,039		GNMA	4.500	05/20/44	447
53,985		GNMA	4.500	05/20/44	59
404,922		GNMA	4.500	08/20/44	442
409,424		GNMA	4.500	09/20/44	447
145,977		GNMA	4.500	10/20/44	159
131,362		GNMA	4.500	11/20/44	143
276,318		GNMA	4.500	12/20/44	302
409,343		GNMA	4.500	02/20/45	447
522,071		GNMA	4.500	08/20/45	570
440,106		GNMA	4.500	08/20/45	481
451,403		GNMA	4.500	12/20/45	493
15,257,271		GNMA	3.500	11/20/46	3,103
57,731,260		GNMA	3.000	01/20/47	58,306
33,863,826		GNMA	3.500	01/20/47	35,148
53,000,000	h	GNMA	3.500	03/20/47	55,010
6,000,000	h	GNMA	3.000	04/20/47	6,052
5,000,000	h	GNMA	3.500	04/20/47	5,184
11,000,000	h	GNMA	4.000	05/20/47	11,598
		TOTAL MORTGAGE BACKED			1,119,211

MUNICIPAL BONDS - 4.5%
3,340,000		Antelope Valley-East Kern Water Agency Financing Authority	4.326	06/01/36	3,325
4,500,000	g	Basin Electric Power Coop	6.127	06/01/41	4,982
3,790,000		Bay Area Water Supply & Conservation Agency	2.535	10/01/21	3,809
2,635,000		Bay Area Water Supply & Conservation Agency	3.015	10/01/24	2,627
1,170,000		Brunswick & Glynn County Development Authority	3.060	04/01/25	1,167
7,465,000		California Earthquake Authority	2.805	07/01/19	7,532
13,000,000		California Housing Finance Agency	2.966	08/01/22	13,092
6,165,000	g	California Pollution Control Financing Authority	5.000	07/01/27	6,189
8,020,000	g	California Pollution Control Financing Authority	5.000	07/01/37	8,036
2,500,000	g	California Pollution Control Financing Authority	5.000	11/21/45	2,504
3,700,000		Calleguas Municipal Water District	2.030	07/01/18	3,735
9,700,000		Chicago Metropolitan Water Reclamation District-Greater Chicago	5.720	12/01/38	11,678
365

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$3,035,000		City & County of Honolulu HI	2.668%	10/01/27	$2,878
1,250,000		City & County of Honolulu, HI	6.114	07/01/29	1,359
8,850,000		City of Austin TX Water & Wastewater System Revenue	1.933	05/15/19	8,895
2,750,000		City of Austin TX Water & Wastewater System Revenue	2.133	11/15/19	2,773
6,500,000		City of Chicago IL	7.750	01/01/42	6,685
7,280,000		City of Cincinnati OH Water System Revenue	2.568	12/01/21	7,444
635,000		City of Eugene, OR	6.320	08/01/22	706
1,250,000		City of Florence SC	4.250	12/01/34	1,185
12,500,000		City of Houston TX Utility System Revenue	2.563	05/15/20	12,730
2,180,000		City of Jersey City NJ	1.829	09/01/17	2,183
500,000		City of Jersey City NJ	2.079	09/01/18	502
925,000		City of Jersey City NJ	2.423	09/01/19	930
3,010,000		City of Norfolk VA	3.000	10/01/35	2,809
3,665,000		City of Norfolk VA	3.050	10/01/36	3,439
3,345,000		City of San Francisco CA Public Utilities Commission Water Revenue	3.000	11/01/26	3,267
3,725,000		City of San Francisco CA Public Utilities Commission Water Revenue	3.950	11/01/36	3,665
18,500,000		City of San Francisco CA Public Utilities Commission Water Revenue	4.185	11/01/46	18,522
1,000,000		City of San Juan Capistrano CA	3.700	08/01/31	1,000
1,000,000		Commonwealth Financing Authority	2.675	06/01/21	1,007
1,150,000		Commonwealth Financing Authority	2.875	06/01/22	1,158
2,310,000		Commonwealth Financing Authority	3.075	06/01/23	2,333
9,050,000		Commonwealth of Massachusetts	3.277	06/01/46	8,287
1,500,000		County of Miami-Dade FL Aviation Revenue	2.218	10/01/22	1,449
15,000,000		District of Columbia Water & Sewer Authority	4.814	10/01/14	15,319
2,955,000		Fiscal Year 2005 Securitization Corp	4.760	08/15/19	3,064
9,000,000		Florida State Board of Administration Finance Corp	2.163	07/01/19	9,071
15,630,000	j	Garden State Preservation Trust	0.000	11/01/22	13,277
1,000,000		Grant County Public Utility District No 2	5.470	01/01/34	1,065
1,250,000		Grant County Public Utility District No 2	4.164	01/01/35	1,223
4,135,000		Greene County OH	2.720	12/01/21	4,215
4,365,000		Greene County OH	3.120	12/01/23	4,467
4,615,000		Greene County OH	3.270	12/01/24	4,728
4,755,000		Greene County OH	3.420	12/01/25	4,876
1,500,000		Guadalupe Valley Electric Coop, Inc	5.671	10/01/32	1,632
975,000		Guadalupe-Blanco River Authority Industrial Development Corp	3.287	04/15/23	984
5,125,000		Imperial Irrigation District Electric System Revenue	4.500	11/01/40	5,194
2,000,000		Kern County Water Agency Improvement District No 4	4.276	05/01/36	2,022
540,000		Lavaca-Navidad River Authority	3.850	08/01/26	554
6,430,000		Lavaca-Navidad River Authority	4.430	08/01/35	6,529
3,725,000		Maryland Community Development Administration Housing Revenue	3.797	03/01/39	3,553
1,040,000		Massachusetts Housing Finance Agency	4.782	12/01/20	1,069
2,575,000		Metropolitan Council	1.200	09/01/17	2,576
3,500,000		Metropolitan Council	1.750	09/01/20	3,494
5,000,000		Metropolitan Water District of Southern California	6.250	07/01/39	5,441
8,945,000		Michigan Finance Authority	5.000	07/01/22	10,173
500,000		Michigan Finance Authority	5.000	07/01/22	561
8,000,000		Michigan Finance Authority	5.000	07/01/22	9,098
366

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$2,500,000		Michigan Finance Authority	5.000%	07/01/30	$2,784
2,000,000		Michigan Finance Authority	5.000	07/01/31	2,216
7,665,000		Michigan Finance Authority	3.610	11/01/32	7,291
8,500,000		New Jersey Economic Development Authority	4.271	06/15/20	8,652
7,400,000		New Jersey Economic Development Authority	5.706	06/15/30	7,419
3,000,000		New Jersey Economic Development Authority	5.756	06/15/31	3,009
1,590,000		New York State Energy Research & Development Authority	2.372	07/01/19	1,621
1,285,000		New York State Energy Research & Development Authority	2.772	07/01/20	1,323
1,590,000		New York State Energy Research & Development Authority	3.206	07/01/22	1,669
1,200,000		New York State Environmental Facilities Corp	2.005	06/15/19	1,205
1,220,000		New York State Environmental Facilities Corp	2.595	06/15/21	1,233
1,255,000		New York State Environmental Facilities Corp	3.045	06/15/24	1,266
1,225,000		New York State Environmental Facilities Corp	3.195	06/15/25	1,233
2,120,000		New York State Environmental Facilities Corp	3.520	07/15/27	2,167
500,000		New York State Environmental Facilities Corp	3.684	12/15/29	518
1,315,000		New York State Urban Development Corp	6.500	12/15/18	1,395
1,250,000	g	Niagara Area Development Corp	4.000	11/01/24	1,254
4,750,000		Northern California Power Agency	4.320	07/01/24	5,026
4,760,000		Ohio State Water Development Authority	4.879	12/01/34	5,396
700,000		Oklahoma Water Resources Board	3.071	04/01/22	725
1,000,000		Pend Oreille County Public Utility District No Box Canyon	2.787	01/01/18	1,005
1,000,000		Pend Oreille County Public Utility District No Box Canyon	3.037	01/01/19	997
1,070,000		Pend Oreille County Public Utility District No Box Canyon	3.621	01/01/21	1,072
5,000,000		Pend Oreille County Public Utility District No Box Canyon	5.000	01/01/30	5,176
3,000,000		Pittsburgh Water & Sewer Authority	6.610	09/01/24	3,449
1,000,000		Sacramento Area Flood Control Agency	2.699	10/01/22	992
435,000		San Francisco City & County Redevelopment Agency	3.113	08/01/22	438
2,285,000		San Francisco City & County Redevelopment Agency	4.375	08/01/44	2,300
1,000,000		South Dakota Conservancy District	1.620	08/01/18	1,003
3,330,000		South Dakota Conservancy District	1.648	08/01/18	3,340
2,920,000		South Dakota Conservancy District	1.898	08/01/19	2,936
38,830,000		State of California	3.750	10/01/37	39,490
10,050,000		State of California	4.988	04/01/39	10,601
2,435,000		State of California Department of Water Resources	2.437	12/01/21	2,462
4,084,667		State of Illinois	4.350	06/01/18	4,125
10,500,000		State of Illinois	5.000	02/01/19	10,890
9,800,000		State of Illinois	5.000	02/01/20	10,294
8,000,000		State of Illinois	5.000	02/01/22	8,448
9,000,000		State of Illinois	5.520	04/01/38	8,195
16,225,000		State of Louisiana	1.260	08/01/18	16,172
1,500,000		State of Louisiana	1.769	08/01/20	1,491
4,505,000		State of Michigan	3.375	12/01/20	4,723
4,405,000		State of Michigan	3.590	12/01/26	4,568
2,500,000		State of Ohio	5.412	09/01/28	2,926
2,500,000		State of Texas	2.749	10/01/23	2,531
5,000,000		State of Texas	6.072	10/01/29	5,452
2,025,000		State of Texas	3.576	08/01/34	2,044
3,370,000		State of Texas	3.726	08/01/43	3,297
3,000		State of Wisconsin	5.700	05/01/26	4
9,480,000		Suffolk County Water Authority	3.500	06/01/39	9,364
4,000,000		Suffolk County Water Authority	4.000	06/01/39	4,170
1,650,000		Syracuse Industrial Development Agency	5.000	01/01/36	1,606
2,280,000		Tampa Bay Water	2.612	10/01/25	2,223
3,225,000		Tampa Bay Water	2.782	10/01/26	3,122
367

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$3,000,000		Tampa Bay Water	2.952%	10/01/27	$2,923
1,255,000		Texas Water Development Board	4.248	10/15/35	1,237
4,170,000		Texas Water Development Board	4.648	04/15/50	4,123
5,000,000		Tuolumne Wind Project Authority	6.918	01/01/34	6,004
3,035,000		University of California	3.809	05/15/28	3,161
11,400,000		University of California	4.009	05/15/30	11,977
1,000,000		University of Cincinnati	3.250	06/01/29	1,006
1,560,000		University of Cincinnati	3.650	06/01/34	1,564
1,615,000		University of Cincinnati	3.700	06/01/35	1,625
18,000,000		University of New Mexico	3.532	06/20/32	18,138
17,500,000		University of Virginia	3.570	04/01/45	17,609
5,000,000		Vermont Educational & Health Buildings Financing Agency	4.000	12/01/42	5,046
3,000,000		Vermont Educational & Health Buildings Financing Agency	4.000	12/01/46	3,011
12,710,000	g	Virgin Islands Water & Power Authority-Electric System	5.500	11/15/18	12,692
1,000,000		Washington County Clean Water Services	5.078	10/01/24	1,146
695,000		Water Works Board of the City of Birmingham	1.509	01/01/19	690
2,470,000		Water Works Board of the City of Birmingham	1.788	01/01/20	2,435
3,750,000		Water Works Board of the City of Birmingham	1.988	01/01/21	3,684
3,100,000		Water Works Board of the City of Birmingham	2.192	01/01/22	3,019
600,000		West Virginia Water Development Authority	5.000	11/01/21	679
1,345,000		West Virginia Water Development Authority	5.000	11/01/22	1,542
1,000,000		West Virginia Water Development Authority	5.000	11/01/23	1,160
		TOTAL MUNICIPAL BONDS			620,846

U.S. TREASURY SECURITIES - 2.3%
6,000,000		United States Treasury Bond	3.125	02/15/43	6,118
1,000,000		United States Treasury Bond	3.375	05/15/44	1,067
10,285,000		United States Treasury Bond	2.500	05/15/46	9,208
133,610,000		United States Treasury Bond	2.875	11/15/46	129,591
19,860,000		United States Treasury Note	1.125	01/31/19	19,819
5,750,000		United States Treasury Note	1.625	03/15/20	5,770
13,285,000		United States Treasury Note	1.375	05/31/21	13,047
30,005,000		United States Treasury Note	1.875	02/28/22	29,937
2,000,000		United States Treasury Note	1.875	03/31/22	1,995
4,150,000		United States Treasury Note	2.000	07/31/22	4,148
4,500,000		United States Treasury Note	1.750	09/30/22	4,431
12,234,500		United States Treasury Note	1.625	11/15/22	11,951
13,130,000		United States Treasury Note	1.750	01/31/23	12,884
5,200,000		United States Treasury Note	1.500	03/31/23	5,019
1,500,000		United States Treasury Note	1.375	09/30/23	1,427
7,300,000		United States Treasury Note	1.625	10/31/23	7,053
48,895,000		United States Treasury Note	2.250	02/15/27	48,265
		TOTAL U.S. TREASURY SECURITIES			311,730

		TOTAL GOVERNMENT BONDS			3,345,232
		(Cost $3,334,699)

STRUCTURED ASSETS - 3.2%

ASSET BACKED - 1.4%
3,070,950	g	Alterna Funding I LLC	1.639	02/15/21	3,009
		Series - 2014 1A (Class NOTE)
925,000	i	Basic Asset Backed Securities Trust	1.292	04/25/36	880
		Series - 2006 1 (Class A3)
368

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$4,000,000	g	Capital Automotive REIT	3.660%	10/15/44	$3,897
		Series - 2014 1A (Class A)
4,000,000	g,h	Capital Automotive REIT	3.870	04/15/47	3,999
		Series - 2017 1A (Class A1)
4,001,302	i	Chase Funding Loan Acquisition Trust	1.837	06/25/34	3,536
		Series - 2004 OPT1 (Class M1)
5,880,000	g	DB Master Finance LLC	3.262	02/20/45	5,911
		Series - 2015 1A (Class A2I)
1,715,000	g,i	DB/UBS Mortgage Trust	5.686	11/10/46	1,882
		Series - 2011 LC1A (Class C)
7,513,188	g	Domino’s Pizza Master Issuer LLC	5.216	01/25/42	7,611
		Series - 2012 1A (Class A2)
1,975,000	g	Domino’s Pizza Master Issuer LLC	3.484	10/25/45	1,976
		Series - 2015 1A (Class A2I)
888,750	g	Domino’s Pizza Master Issuer LLC	4.474	10/25/45	876
		Series - 2015 1A (Class A2II)
13,700,143	g	HERO Funding Trust	3.840	09/21/40	13,974
		Series - 2015 1A (Class A)
3,036,874	g	HERO Funding Trust	3.990	09/21/40	3,055
		Series - 2014 2A (Class A)
6,569,864	g	HERO Funding Trust	3.750	09/20/41	6,678
		Series - 2016 2A (Class A)
6,289,906	g	HERO Funding Trust	4.050	09/20/41	6,463
		Series - 2016 1A (Class A)
2,319,067	g	HERO Funding Trust	3.080	09/20/42	2,290
		Series - 2016 3A (Class A1)
1,394,147	g	HERO Residual Funding	4.500	09/21/42	1,381
		Series - 2016 1R (Class A1)
500,000	g	Hertz Vehicle Financing LLC	6.440	02/25/19	514
		Series - 2010 1A (Class B3)
957,643	i	Lehman XS Trust	1.232	02/25/36	941
		Series - 2006 1 (Class 1A1)
237,204	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	1.762	01/25/36	237
		Series - 2005 WCH1 (Class M2)
326,556	i	Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	328
		Series - 2006 HI1 (Class M1) (Step Bond)
172,010	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	180
		Series - 2006 HI1 (Class M2) (Step Bond)
318,931		Santander Drive Auto Receivables Trust	1.760	01/15/19	319
		Series - 2013 1 (Class C)
800,000		Santander Drive Auto Receivables Trust	1.960	05/15/20	802
		Series - 2015 5 (Class B)
800,000		Santander Drive Auto Receivables Trust	2.740	12/15/21	805
		Series - 2015 5 (Class C)
599,635	g	Sierra Receivables Funding Co LLC	1.590	11/20/29	598
		Series - 2013 1A (Class A)
949,458	g	Sierra Timeshare Receivables Funding LLC	2.580	09/20/32	953
		Series - 2015 3A (Class A)
671,787	g	Sierra Timeshare Receivables Funding LLC	3.080	09/20/32	674
		Series - 2015 3A (Class B)
5,534,959	g	SolarCity LMC	4.590	04/20/44	5,474
		Series - 2014 1 (Class A)
369

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$26,461,213	g	SolarCity LMC	4.020%	07/20/44	$25,609
		Series - 2014 2 (Class A)
6,311,346	g	SolarCity LMC	4.800	09/20/48	6,345
		Series - 2016 A (Class A)
4,345,793	g	SpringCastle America Funding LLC	3.050	04/25/29	4,372
		Series - 2016 AA (Class A)
4,165,863	i	Structured Asset Securities Corp Mortgage Loan Trust	2.284	04/25/35	3,931
		Series - 2005 7XS (Class 2A1A)
19,586,953		Toyota Auto Receivables Owner Trust	1.270	05/15/19	19,577
		Series - 2015 B (Class A3)
22,500,000		Toyota Auto Receivables Owner Trust	1.300	04/15/20	22,428
		Series - 2016 B (Class A3)
22,500,000		Toyota Auto Receivables Owner Trust	1.740	09/15/20	22,562
		Series - 2015 B (Class A4)
385,582	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	389
		Series - 2006 N1 (Class N1)
345,828	g,i	Wachovia Loan Trust	1.342	05/25/35	341
		Series - 2005 SD1 (Class A)
3,940,000	g	Wendys Funding LLC	3.371	06/15/45	3,958
		Series - 2015 1A (Class A2I)
		TOTAL ASSET BACKED			188,755

OTHER MORTGAGE BACKED - 1.8%
1,157,774	g	Banc of America Commercial Mortgage Trust	5.416	01/15/49	1,151
		Series - 2007 1 (Class AM)
2,056,050	i	Banc of America Commercial Mortgage Trust	5.482	01/15/49	2,053
		Series - 2007 1 (Class AMFX)
760,000	i	Banc of America Commercial Mortgage Trust	5.809	02/10/51	776
		Series - 2007 4 (Class AJ)
12,500,000	g	BBCMS Trust	3.593	09/15/32	13,026
		Series - 2015 MSQ (Class A)
6,000,000	g	BBCMS Trust	3.894	09/15/32	6,179
		Series - 2015 MSQ (Class B)
2,590,000	i	Bear Stearns Commercial Mortgage Securities Trust	5.928	09/11/42	2,596
		Series - 2007 T28 (Class AJ)
500,000	i	Bear Stearns Commercial Mortgage Securities Trust	5.878	06/11/50	507
		Series - 2007 PW17 (Class AJ)
2,575,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	2,615
		Series - 2007 C3 (Class AM)
3,925,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	3,994
		Series - 2007 C3 (Class AJ)
2,750,000	i	COBALT CMBS Commercial Mortgage Trust	5.526	04/15/47	2,764
		Series - 2007 C2 (Class AMFX)
20,761,000	g	COMM Mortgage Trust	3.544	03/10/31	20,854
		Series - 2013 WWP (Class C)
4,000,000	i	COMM Mortgage Trust	5.796	12/10/49	4,014
		Series - 2007 C9 (Class B)
3,500,000	g,i	COMM Mortgage Trust	5.808	12/10/49	3,469
		Series - 2007 C9 (Class G)
5,000,000	i	Connecticut Avenue Securities	5.232	01/25/29	5,308
		Series - 2016 C04 (Class 1M2)
2,250,000	i	Connecticut Avenue Securities	5.432	01/25/29	2,404
		Series - 2016 C05 (Class 2M2)
370

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$2,775,000	i	Credit Suisse Commercial Mortgage Trust	5.903%	09/15/39	$2,790
		Series - 2007 C4 (Class A1AJ)
6,000,000	i	Credit Suisse Commercial Mortgage Trust	5.949	09/15/39	6,062
		Series - 2007 C4 (Class AJ)
8,450,000	i	Credit Suisse Commercial Mortgage Trust	5.625	01/15/49	8,624
		Series - 2007 C2 (Class AJ)
2,000,000	g	Credit Suisse Mortgage Capital Certificates	5.626	05/15/23	2,133
		Series - 2006 OMA (Class D)
500,000	i	GE Commercial Mortgage Corp	5.606	12/10/49	497
		Series - 2007 C1 (Class AM)
3,660,000	i	GMAC Commercial Mortgage Securities, Inc	4.984	12/10/41	3,746
		Series - 2004 C3 (Class C)
10,000,000	g	GRACE Mortgage Trust	3.369	06/10/28	10,357
		Series - 2014 GRCE (Class A)
6,317,426	i	Greenwich Capital Commercial Funding Corp	5.867	12/10/49	6,392
		Series - 2007 GG11 (Class AM)
2,535,000	g,i	GS Mortgage Securities Corp II	5.184	12/10/43	2,735
		Series - 2010 C2 (Class B)
5,000,000	g	Hudson Yards Mortgage Trust	2.835	08/10/38	4,817
		Series - 2016 10HY (Class A)
5,000,000	g,i	Hudson Yards Mortgage Trust	2.977	08/10/38	4,845
		Series - 2016 10HY (Class B)
5,000,000	g,i	Hudson Yards Mortgage Trust	2.977	08/10/38	4,764
		Series - 2016 10HY (Class C)
497,772	i	Impac CMB Trust	1.642	03/25/35	458
		Series - 2004 11 (Class 2A1)
1,533,820	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.911	07/15/42	1,532
		Series - 2005 LDP2 (Class C)
3,025,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.397	07/15/46	3,247
		Series - 2011 C4 (Class C)
2,639,215	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192	02/15/51	2,677
		Series - 2007 LD12 (Class AM)
849,103	i	LB-UBS Commercial Mortgage Trust	5.737	03/15/39	849
		Series - 2006 C3 (Class C)
137,180	i	LB-UBS Commercial Mortgage Trust	5.533	02/15/40	137
		Series - 2007 C1 (Class C)
3,390,000	i	LB-UBS Commercial Mortgage Trust	5.563	02/15/40	3,377
		Series - 2007 C1 (Class D)
750,000	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	760
		Series - 2007 C6 (Class AM)
5,710,075	g,i	LVII Resecuritization Trust	3.611	07/25/47	5,714
		Series - 2015 A (Class A)
645,000	i	Merrill Lynch Mortgage Trust	6.301	02/12/51	655
		Series - 0 C1 (Class AJA)
2,750,000	i	ML-CFC Commercial Mortgage Trust	5.526	03/12/51	2,753
		Series - 2007 6 (Class AM)
12,000,000	g	Morgan Stanley Capital I Trust	3.350	07/13/29	12,419
		Series - 2014 CPT (Class A)
79,299	g,i	Morgan Stanley Capital I Trust	6.078	08/12/41	79
		Series - 2006 T23 (Class B)
1,241,453	i	Morgan Stanley Capital I Trust	5.389	11/12/41	1,240
		Series - 2006 HQ10 (Class AJ)
371,990	i	Morgan Stanley Capital I Trust	5.834	10/15/42	373
		Series - 2006 IQ11 (Class AJ)
371

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$6,000,000	i	Morgan Stanley Capital I Trust	5.861%	04/12/49	$6,034
		Series - 2007 HQ12 (Class C)
2,400,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	2,270
		Series - 2007 IQ15 (Class AJ)
9,500,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	9,558
		Series - 2007 IQ15 (Class AM)
4,000,000	i	Morgan Stanley Capital I Trust	6.110	12/12/49	3,694
		Series - 2007 IQ16 (Class AJFX)
17,385,000	g	OBP Depositor LLC Trust	4.646	07/15/45	18,519
		Series - 2010 OBP (Class A)
2,750,000	g,i	Sequoia Mortgage Trust	3.500	04/25/47	2,790
		Series - 2017 3 (Class A4)
2,504,937	i	Structured Agency Credit Risk Debt Note (STACR)	3.382	01/25/25	2,520
		Series - 2015 DN1 (Class M2)
7,126,910	i	Structured Agency Credit Risk Debt Note (STACR)	3.182	03/25/25	7,227
		Series - 2015 HQ1 (Class M2)
750,000	i	Structured Agency Credit Risk Debt Note (STACR)	4.782	03/25/25	807
		Series - 2015 HQ1 (Class M3)
1,562,547	i	Structured Agency Credit Risk Debt Note (STACR)	2.232	10/25/28	1,567
		Series - 2016 DNA2 (Class M1)
1,750,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.332	03/25/29	1,762
		Series - 2016 HQA3 (Class M2)
890,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	904
		Series - 2007 C34 (Class AM)
1,700,000	i	Wachovia Bank Commercial Mortgage Trust	6.132	05/15/46	1,706
		Series - 2007 C34 (Class AJ)
3,000,000	i	Wachovia Bank Commercial Mortgage Trust	6.214	05/15/46	2,990
		Series - 2007 C34 (Class B)
1,714,964	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	1,724
		Series - 2007 C31 (Class AM)
1,500,000	i	Wachovia Bank Commercial Mortgage Trust	5.660	04/15/47	1,505
		Series - 2007 C31 (Class AJ)
1,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.700	04/15/47	997
		Series - 2007 C31 (Class B)
700,000	i	Wachovia Bank Commercial Mortgage Trust	5.748	04/15/47	697
		Series - 2007 C31 (Class C)
4,000,000	g	Wachovia Bank Commercial Mortgage Trust	5.703	06/15/49	4,040
		Series - 2007 C32 (Class AMFX)
12,830,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	12,573
		Series - 2007 C32 (Class AJ)
875,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	843
		Series - 2007 C32 (Class B)
510,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	514
		Series - 2007 C33 (Class AM)
		TOTAL OTHER MORTGAGE BACKED			250,983

		TOTAL STRUCTURED ASSETS			439,738
		(Cost $442,257)

		TOTAL BONDS			5,345,912
		(Cost $5,331,404)
372

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
COMMON STOCKS - 59.5%

AUTOMOBILES & COMPONENTS - 1.2%
52,700		Aisin Seiki Co Ltd	$2,596
142,415		Bayerische Motoren Werke AG.	12,994
48,364		Bayerische Motoren Werke AG. (Preference)	3,804
7,649		BorgWarner, Inc	320
8,633		Delphi Automotive plc	695
241,682		Denso Corp	10,664
2,836,023		Ford Motor Co	33,011
293,803		Fuji Heavy Industries Ltd	10,776
237,190		Harley-Davidson, Inc	14,350
529,580		Honda Motor Co Ltd	15,988
239,561	*	Magna International, Inc	10,338
290,159		Mazda Motor Corp	4,188
56,826	*	Modine Manufacturing Co	693
13,300		NGK Spark Plug Co Ltd	305
1,165,564		Nissan Motor Co Ltd	11,239
35,507		Renault S.A.	3,085
277,400		Sumitomo Electric Industries Ltd	4,611
99,404	*,e	Tesla Motors, Inc	27,664
142,300		Toyota Industries Corp	7,079
81,993		Valeo S.A.	5,454
2,720	*	Visteon Corp	267
135,700		Yamaha Motor Co Ltd	3,267
		TOTAL AUTOMOBILES & COMPONENTS	183,388

BANKS - 4.8%
4,098		1st Source Corp	192
37,611		Ameris Bancorp	1,734
1,198		Arrow Financial Corp	41
48,752		Associated Banc-Corp	1,190
120,003		Astoria Financial Corp	2,461
832,033		Australia & New Zealand Banking Group Ltd	20,202
5,173,160		Banca Intesa S.p.A.	14,072
822,765		Banca Intesa S.p.A. RSP	2,093
1,923		Bancfirst Corp	173
2,154,797		Banco Bilbao Vizcaya Argentaria S.A.	16,727
2,849,951	*	Banco de Sabadell S.A.	5,222
940,276		Bank Hapoalim Ltd	5,730
42,063		Bank Mutual Corp	395
212,469	*	Bank of Montreal	15,870
341,236	e	Bank of Nova Scotia	19,963
3,264		Bank of the Ozarks, Inc	170
14,280		Banner Corp	795
748,710		BB&T Corp	33,467
337		Bendigo Bank Ltd	3
17,567		Beneficial Bancorp, Inc	281
41,663		Berkshire Hills Bancorp, Inc	1,502
2,484,500		BOC Hong Kong Holdings Ltd	10,155
71,484		Boston Private Financial Holdings, Inc	1,172
20,664		Brookline Bancorp, Inc	323
14,021		Bryn Mawr Bank Corp	554
373

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
2,263,140		CaixaBank S.A.	$9,730
19,106		Camden National Corp	841
90,324		Canadian Imperial Bank of Commerce/Canada	7,788
28,674		Capital Bank Financial Corp	1,244
78,229		Capitol Federal Financial	1,144
18,397		Cardinal Financial Corp	551
3,360		Cathay General Bancorp	127
48,673		Centerstate Banks of Florida, Inc	1,261
9,281		Chemical Financial Corp	475
261,448		CIT Group, Inc	11,224
699,629		Citizens Financial Group, Inc	24,172
5,178		City Holding Co	334
17,464		CoBiz, Inc	293
2,120		Columbia Banking System, Inc	83
164,117		Comerica, Inc	11,255
64,376		Commerce Bancshares, Inc	3,615
423,393		Commonwealth Bank of Australia	27,764
3,936		Community Bank System, Inc	216
3,149		Community Trust Bancorp, Inc	144
10,995		Cullen/Frost Bankers, Inc	978
32,319	*	Customers Bancorp, Inc	1,019
800,910		DBS Group Holdings Ltd	11,094
45,442		DNB NOR Holding ASA	722
9,597		East West Bancorp, Inc	495
39,046	*	FCB Financial Holdings, Inc	1,935
11,562		Federal Agricultural Mortgage Corp (Class C)	666
3,478		Fifth Third Bancorp	88
18,076		First Bancorp (NC)	529
451		First Citizens Bancshares, Inc (Class A)	151
115,446		First Commonwealth Financial Corp	1,531
2,793		First Community Bancshares, Inc	70
6,726		First Financial Bancorp	185
25,728	e	First Financial Bankshares, Inc	1,032
1,399		First Financial Corp	66
25,682		First Interstate Bancsystem, Inc	1,018
26,737		First Merchants Corp	1,051
2,260		First Republic Bank	212
20,089		Flushing Financial Corp	540
16,186		FNB Corp	241
2,590		Glacier Bancorp, Inc	88
9,041		Great Southern Bancorp, Inc	457
5,441		Hancock Holding Co	248
502,000		Hang Seng Bank Ltd	10,184
7,159		Hanmi Financial Corp	220
21,059		Heartland Financial USA, Inc	1,052
25,997		Heritage Financial Corp	643
31,813	*	HomeStreet, Inc	889
21,937	*	HomeTrust Bancshares, Inc	515
91,000		Hope Bancorp, Inc	1,744
9,160		IBERIABANK Corp	725
15,980		Independent Bank Corp (MA)	1,039
1,169,417		ING Groep NV	17,663
1,147		International Bancshares Corp	41
374

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
136,208		Investors Bancorp, Inc	$1,959
156,575		KBC Groep NV	10,380
1,221,419		Keycorp	21,717
20,107		Lakeland Bancorp, Inc	394
13,009		Lakeland Financial Corp	561
2,791		Live Oak Bancshares, Inc	60
163,494		M&T Bank Corp	25,297
1,800		MB Financial, Inc	77
58,589	*	MGIC Investment Corp	593
263,400		Mitsui Trust Holdings, Inc	9,127
8,286,021		Mizuho Financial Group, Inc	15,210
772,206		National Australia Bank Ltd	19,662
31,271		National Bank Holdings Corp	1,016
830,341		Natixis	5,112
12,836		NBT Bancorp, Inc	476
642,933		New York Community Bancorp, Inc	8,982
1,147,506		Nordea Bank AB	13,092
54,855		Northfield Bancorp, Inc	988
58,431	e	OFG Bancorp	689
19,038		Old National Bancorp	330
23,224		Opus Bank	468
21,876		PacWest Bancorp	1,165
18,721		Peoples Bancorp, Inc	593
2,728		People’s United Financial, Inc	50
63,976	*	PHH Corp	814
6,735		Pinnacle Financial Partners, Inc	448
325,986		PNC Financial Services Group, Inc	39,197
134,411		Popular, Inc	5,475
19,500		PrivateBancorp, Inc	1,158
50,953		Provident Financial Services, Inc	1,317
146,534		Radian Group, Inc	2,632
4,786		Regions Financial Corp	70
11,707		Renasant Corp	465
985,400		Resona Holdings, Inc	5,297
8,068		S&T Bancorp, Inc	279
6,272	e	ServisFirst Bancshares, Inc	228
183,355	e	Skandinaviska Enskilda Banken AB (Class A)	2,037
25,524		Southside Bancshares, Inc	857
1,392,980	*	Standard Chartered plc	13,324
17,563		State Bank & Trust Co	459
8,646		Stock Yards Bancorp, Inc	351
435,753		Sumitomo Mitsui Financial Group, Inc	15,861
27,169	*	SVB Financial Group	5,056
99,166	*,e	Svenska Handelsbanken AB	1,359
158,902	e	Swedbank AB (A Shares)	3,677
800	*	Texas Capital Bancshares, Inc	67
12,553		TFS Financial Corp	209
63,097	*	The Bancorp, Inc	322
472,524		Toronto-Dominion Bank	23,668
10,795		TowneBank	350
12,715		Trico Bancshares	452
23,156	*	Tristate Capital Holdings, Inc	541
375

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
1,700		Trustmark Corp	$54
9,293		UMB Financial Corp	700
33,564		Umpqua Holdings Corp	595
19,739		Union Bankshares Corp	694
10,415	e	United Bankshares, Inc	440
50,056		United Financial Bancorp, Inc (New)	851
15,008		Univest Corp of Pennsylvania	389
860,952		US Bancorp	44,339
36,494	*	Walker & Dunlop, Inc	1,521
3,203		Washington Trust Bancorp, Inc	158
13,326		Webster Financial Corp	667
8,948		WesBanco, Inc	341
13,401	e	Westamerica Bancorporation	748
48,155	*	Western Alliance Bancorp	2,364
875,751		Westpac Banking Corp	23,411
1,110		Wintrust Financial Corp	77
5,244		WSFS Financial Corp	241
35,669		Zions Bancorporation	1,498
		TOTAL BANKS	658,935

CAPITAL GOODS - 4.7%
297,630		3M Co	56,946
18,212		A.O. Smith Corp	932
649,304		ABB Ltd	15,197
1,681		Acuity Brands, Inc	343
8,699		Advanced Drainage Systems, Inc	191
5,540		AGCO Corp	333
3,490		Allegion plc	264
299,053		Ametek, Inc	16,173
17,429		Argan, Inc	1,153
368,000		Asahi Glass Co Ltd	2,986
137,861		Assa Abloy AB	2,834
289,780		Atlas Copco AB (A Shares)	10,214
239,983		Atlas Copco AB (B Shares)	7,623
65,507		Barnes Group, Inc	3,363
142,181		BE Aerospace, Inc	9,115
2,120	*	Beacon Roofing Supply, Inc	104
139,175		Bouygues S.A.	5,657
65,993		Brenntag AG.	3,699
28,642		Briggs & Stratton Corp	643
73,289	*	Builders FirstSource, Inc	1,092
226,331		Bunzl plc	6,578
5,150		Carlisle Cos, Inc	548
236,627		Caterpillar, Inc	21,950
16,918	*	Chart Industries, Inc	591
4,110		Chicago Bridge & Iron Co NV	126
892,719		CNH Industrial NV	8,592
238,663		Compagnie de Saint-Gobain	12,245
196,171		Cummins, Inc	29,661
104,100		Daikin Industries Ltd	10,497
925		DCC plc	81
122,816		Deere & Co	13,370
82,308	*	DigitalGlobe, Inc	2,696
376

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
10,100		Donaldson Co, Inc	$460
18,188		Dover Corp	1,461
17,985	*	DXP Enterprises, Inc	681
348,486		Eaton Corp	25,840
50,848		Eiffage S.A.	3,979
4,718		EMCOR Group, Inc	297
38,544	*	Esterline Technologies Corp	3,317
155,950		Fastenal Co	8,031
29,348		Finning International, Inc	548
10,505		Flowserve Corp	509
6,000		Fortune Brands Home & Security, Inc	365
121,822		GEA Group AG.	5,175
4,400		Graco, Inc	414
31,785		H&E Equipment Services, Inc	779
62,937		Hexcel Corp	3,433
122,700		Hino Motors Ltd	1,488
283,525		Illinois Tool Works, Inc	37,559
142,761		Ingersoll-Rand plc	11,609
5,190		ITT, Inc	213
580,083		Johnson Controls International plc	24,433
23,809		Kaman Corp	1,146
552,000		Kawasaki Heavy Industries Ltd	1,677
1,265,370		Keppel Corp Ltd	6,277
57,871	*,e	KEYW Holding Corp	546
445,800		Komatsu Ltd	11,677
408,428		Koninklijke Philips Electronics NV	13,120
531,700		Kubota Corp	8,015
58,157		Legrand S.A.	3,501
3,160		Lennox International, Inc	529
5,536		Lincoln Electric Holdings, Inc	481
18,670		MAN AG.	1,924
443,765		Masco Corp	15,084
367,518		Meggitt plc	2,051
98,379	e	Metso Oyj	2,977
606,300		Mitsubishi Corp	13,140
848,700		Mitsubishi Electric Corp	12,228
3,770		MSC Industrial Direct Co (Class A)	387
20,156	*	MYR Group, Inc	826
83,000		NGK Insulators Ltd	1,883
214,700		NSK Ltd	3,076
5,790		Oshkosh Truck Corp	397
76,887		Osram Licht AG.	4,822
153,507		Owens Corning, Inc	9,421
121,365		Paccar, Inc	8,156
41,155		Parker Hannifin Corp	6,598
112,709		Pentair plc	7,076
248,946	*,e	Plug Power, Inc	344
78,372	*	Quanta Services, Inc	2,908
219,304		Rexel S.A.	3,973
32,751		Rockwell Automation, Inc	5,100
171,860		Rockwell Collins, Inc	16,698
57,844		Roper Industries, Inc	11,944
377

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
17,377	*	Rush Enterprises, Inc (Class A)	$575
136,953		Sandvik AB	2,046
207,503		Schneider Electric S.A.	15,245
1,554	*	Sensata Technologies Holding BV	68
4,833		Snap-On, Inc	815
9,620		Stanley Works	1,278
765,100		Sumitomo Corp	10,322
5,510		Timken Co	249
17,398	*	Titan Machinery, Inc	267
166,100		Toyota Tsusho Corp	5,042
66,420		TransDigm Group, Inc	14,623
1,172		Travis Perkins plc	22
52,269		Triton International Ltd	1,348
23,804	*	United Rentals, Inc	2,977
10,935	*	Veritiv Corp	566
43,367		Vestas Wind Systems AS	3,527
804,834	e	Volvo AB (B Shares)	11,873
2,310		W.W. Grainger, Inc	538
34,781		Wabash National Corp	720
1,940	*	WABCO Holdings, Inc	228
129,173		Wartsila Oyj (B Shares)	6,906
7,273	*	Welbilt, Inc	143
74,918	*	Wesco Aircraft Holdings, Inc	854
3,950	*	WESCO International, Inc	275
160,699		Wolseley plc	10,118
19,775		Woodward Governor Co	1,343
13,870		Xylem, Inc	697
		TOTAL CAPITAL GOODS	647,035

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
2,604		ABM Industries, Inc	113
138,545	*	ACCO Brands Corp	1,822
25,543		Adecco S.A.	1,814
221,220		Brambles Ltd	1,580
31,018		Bureau Veritas S.A.	654
137,412		Capita Group plc	972
132,080	*	Copart, Inc	8,180
4,840		Covanta Holding Corp	76
1,384		Dun & Bradstreet Corp	149
20,242		Exponent, Inc	1,205
21,492		Heidrick & Struggles International, Inc	566
11,793	*	ICF International, Inc	487
16,650		Insperity, Inc	1,476
74,708		Intertek Group plc	3,677
16,221		Kelly Services, Inc (Class A)	355
18,783		Kforce, Inc	446
19,771		Manpower, Inc	2,028
38,808	*,m	Media General, Inc	0
23,089	*	Mistras Group, Inc	494
2,100		Mobile Mini, Inc	64
63,125	*	Navigant Consulting, Inc	1,443
1,000	*	On Assignment, Inc	48
15,020		Pitney Bowes, Inc	197
378

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
21,731		Resources Connection, Inc	$364
112,876		Robert Half International, Inc	5,512
3,650		Rollins, Inc	135
50,157	*	RPX Corp	602
4,923		RR Donnelley & Sons Co	60
24,400		Secom Co Ltd	1,753
4,444		SGS S.A.	9,477
1,544	*	SP Plus Corp	52
8,899	*	Team, Inc	241
9,438		Tetra Tech, Inc	386
23,633		Viad Corp	1,068
112,120		Waste Management, Inc	8,176
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	55,672

CONSUMER DURABLES & APPAREL - 1.0%
72,218		Adidas-Salomon AG.	13,738
497,409		Barratt Developments plc	3,407
54,165		Berkeley Group Holdings plc	2,178
263,458		Burberry Group plc	5,686
35,350		CalAtlantic Group, Inc	1,324
83,671		Callaway Golf Co	926
4,120		Carter’s, Inc	370
43,694		Christian Dior S.A.	10,143
10,570		Coach, Inc	437
9,360		CSS Industries, Inc	243
20,506		Ethan Allen Interiors, Inc	629
8,870		Garmin Ltd	453
16,958	e	Hanesbrands, Inc	352
4,666		Hasbro, Inc	466
103,179	*	Kate Spade & Co	2,397
17,544		Libbey, Inc	256
3,670	*	Lululemon Athletica, Inc	190
1,052,500		Matsushita Electric Industrial Co Ltd	11,911
178,287		Mattel, Inc	4,566
34,564	*	Meritage Homes Corp	1,272
6,202	*	Michael Kors Holdings Ltd	236
11,872	*	Mohawk Industries, Inc	2,724
19,825		Movado Group, Inc	495
607		Newell Rubbermaid, Inc	29
789,493		Nike, Inc (Class B)	43,998
11,827		Pandora AS	1,309
6,580		Phillips-Van Heusen Corp	681
2,290	e	Polaris Industries, Inc	192
1,540		Pool Corp	184
98,400		Sekisui House Ltd	1,622
403,700		Sony Corp	13,624
762,926		Taylor Wimpey plc	1,845
4,240	*,e	Tempur-Pedic International, Inc	197
4,000		Tupperware Corp	251
55,610	*,e	Under Armour, Inc (Class A)	1,100
18,549	*	Unifi, Inc	527
24,071		VF Corp	1,323
379

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
2,860		Whirlpool Corp	$490
535,000		Yue Yuen Industrial Holdings	2,102
		TOTAL CONSUMER DURABLES & APPAREL	133,873

CONSUMER SERVICES - 1.3%
148,488		Accor S.A.	6,176
15,319	*	American Public Education, Inc	351
10,030		ARAMARK Holdings Corp	370
1,289		Bob Evans Farms, Inc	84
4,408		Brinker International, Inc	194
19,899		Carriage Services, Inc	540
44,529		Choice Hotels International, Inc	2,788
9,562		Darden Restaurants, Inc	800
16,118		DineEquity, Inc	877
7,544		Dunkin Brands Group, Inc	412
14,787	*,e	El Pollo Loco Holdings, Inc	177
8,473		Hilton Worldwide Holdings, Inc	495
29,678		ILG, Inc	622
162,659	*	InterContinental Hotels Group plc	7,967
19,063	*	Intrawest Resorts Holdings Inc	477
6,202		Marcus Corp	199
351,889		Marriott International, Inc (Class A)	33,141
407,416		McDonald’s Corp	52,805
365,877	g	Merlin Entertainments plc	2,199
54,700	e	Oriental Land Co Ltd	3,144
7,972		Royal Caribbean Cruises Ltd	782
7,790		Service Corp International	241
90,848	*	ServiceMaster Global Holdings, Inc	3,793
5,690		Six Flags Entertainment Corp	338
5,549		Sonic Corp	141
808,957		Starbucks Corp	47,235
432,328		TUI AG. (DI)	5,987
12,542		Vail Resorts, Inc	2,407
8,700		Wendy’s	118
159,265		Whitbread plc	7,903
9,231		Wyndham Worldwide Corp	778
		TOTAL CONSUMER SERVICES	183,541

DIVERSIFIED FINANCIALS - 3.1%
849,064		3i Group plc	7,972
807,152		Aberdeen Asset Management plc	2,678
97,400	e	AEON Financial Service Co Ltd	1,839
47,306		Ally Financial, Inc	962
540,559		American Express Co	42,764
6,887		Ameriprise Financial, Inc	893
1,453,020		AMP Ltd	5,748
1,187,378		Annaly Capital Management, Inc	13,192
62,354		Apollo Commercial Real Estate Finance, Inc	1,173
810,494		Bank of New York Mellon Corp	38,280
100,479		BlackRock, Inc	38,535
3,180		CBOE Holdings, Inc	258
890,263		Charles Schwab Corp	36,332
380

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
6,140		Chimera Investment Corp	$124
306,055		CME Group, Inc	36,359
9,968	*,e	Credit Acceptance Corp	1,988
143,808		CYS Investments, Inc	1,143
111,112	*	Deutsche Boerse AG. (Tender)	10,183
463,905		Discover Financial Services	31,726
60,890		Dynex Capital, Inc	432
11,450	*	E*TRADE Financial Corp	400
4,300		Eaton Vance Corp	193
12,537	*,e	Encore Capital Group, Inc	386
3,588		Eurazeo	236
95,136		EXOR NV	4,919
7,504		Factset Research Systems, Inc	1,237
3,347		Franklin Resources, Inc	141
55,617	*	Green Dot Corp	1,855
503,630		Hong Kong Exchanges and Clearing Ltd	12,709
558,160		IntercontinentalExchange Group, Inc	33,417
1,416		Invesco Ltd	43
572,304		Investec plc	3,902
33,731		Investment Technology Group, Inc	683
205,042		London Stock Exchange Group plc	8,158
163,417		Macquarie Group Ltd	11,259
387,000		Mitsubishi UFJ Lease & Finance Co Ltd	1,934
1,420		Morningstar, Inc	112
867		NASDAQ OMX Group, Inc	60
15,331		Nelnet, Inc (Class A)	672
4,816		NewStar Financial, Inc	51
132,131		Northern Trust Corp	11,440
63,687	*,e	On Deck Capital, Inc	321
9,469	*	Pico Holdings, Inc	133
40,201		Resource Capital Corp	393
90,420		S&P Global, Inc	11,822
1,685	*	Safeguard Scientifics, Inc	21
117,904		Schroders plc	4,475
10,587		SEI Investments Co	534
9,620		Starwood Property Trust, Inc	217
412,646		State Street Corp	32,851
7,473		T Rowe Price Group, Inc	509
1,056		TD Ameritrade Holding Corp	41
10,154		Voya Financial, Inc	385
24,646		Wendel	3,121
		TOTAL DIVERSIFIED FINANCIALS	421,211

ENERGY - 3.6%
42,489		Alon USA Energy, Inc	518
112,058	e	AltaGas Income Trust	2,595
646	*	Antero Resources Corp	15
13,120		Apache Corp	674
82,467	*	Atwood Oceanics, Inc	786
264,399		Baker Hughes, Inc	15,816
45,237		Bristow Group, Inc	688
81,584		Caltex Australia Ltd	1,838
381

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
27,965	*,e	CARBO Ceramics, Inc	$365
669,243		Cenovus Energy, Inc (Toronto)	7,574
218,866	*	Cheniere Energy, Inc	10,346
3,796		Cimarex Energy Co	454
126,771	*	Clean Energy Fuels Corp	323
5,226	*	Concho Resources, Inc	671
285,829		ConocoPhillips	14,254
45,227	*	Continental Resources, Inc	2,054
48,288	e	Crescent Point Energy Corp	522
80,352		Delek US Holdings, Inc	1,950
12,864	*	Denbury Resources, Inc	33
298,494		Devon Energy Corp	12,453
3,010	*	Dril-Quip, Inc	164
466,361		Enbridge, Inc	19,537
517,403		EnCana Corp	6,062
5,711	*	Energen Corp	311
350,173		EOG Resources, Inc	34,159
40,526		EQT Corp	2,476
42,054	*	Exterran Corp	1,323
1,520		Frank’s International NV	16
382,818		Galp Energia SGPS S.A.	5,806
47,174		Green Plains Renewable Energy, Inc	1,168
5,400	*	Gulfport Energy Corp	93
33,566		Hess Corp	1,618
72,886		Inpex Holdings, Inc	719
161,289		Keyera Corp	4,731
683,792		Kinder Morgan, Inc	14,866
61,618		Koninklijke Vopak NV	2,684
5,280	*	Laredo Petroleum Holdings, Inc	77
518,317		Marathon Oil Corp	8,189
387,673		Marathon Petroleum Corp	19,593
35,997	*	Matrix Service Co	594
315,075	*	McDermott International, Inc	2,127
413,153		National Oilwell Varco, Inc	16,563
16,599	*	Natural Gas Services Group, Inc	432
113,117		Neste Oil Oyj	4,423
111,651	*	Newpark Resources, Inc	904
235,633		Noble Energy, Inc	8,092
488,428		Occidental Petroleum Corp	30,947
4,210		Oceaneering International, Inc	114
129,954		OMV AG.	5,121
3,074		Oneok, Inc	171
162,692	*	Parker Drilling Co	285
36,726	*	PDC Energy, Inc	2,290
292,883		Pembina Pipeline Income Fund	9,281
229,219		Petrofac Ltd	2,648
3,621	*	PHI, Inc	43
337,630		Phillips 66	26,747
21,522		Pioneer Natural Resources Co	4,008
10,010	*	Questar Market Resources, Inc	127
50,847	*	Renewable Energy Group, Inc	531
697,747		Repsol YPF S.A.	10,810
17,609	*	RigNet, Inc	378
382

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
170,144	*	Rowan Cos plc	$2,651
2,420	e	RPC, Inc	44
580,653		Schlumberger Ltd	45,349
894	*	SEACOR Holdings, Inc	62
23,125		SM Energy Co	556
1,062,294		Snam Rete Gas S.p.A.	4,591
274,650	*	Southwestern Energy Co	2,244
638,774		Statoil ASA	10,980
543,925		Suncor Energy, Inc	16,700
90,582	*	Superior Energy Services	1,292
271,990		Tenaris S.A.	4,703
37,026	*	Tesco Corp	298
9,393		Tesoro Corp	761
114,247	*	Tetra Technologies, Inc	465
546,167		Total S.A.	27,616
66,590	*	Unit Corp	1,609
409,312		Valero Energy Corp	27,133
1,214,901	*	Weatherford International Ltd	8,079
445,914		Williams Cos, Inc	13,195
242,603		Woodside Petroleum Ltd	5,943
2,870		World Fuel Services Corp	104
		TOTAL ENERGY	498,532

FOOD & STAPLES RETAILING - 0.6%
179,300		Aeon Co Ltd	2,625
552		Alimentation Couche Tard, Inc	25
244,801		Carrefour S.A.	5,768
52,505		Casey’s General Stores, Inc	5,894
48,748		Casino Guichard Perrachon S.A.	2,724
26,041	*,e	Chefs’ Warehouse Holdings, Inc	362
12,016		Colruyt S.A.	590
612,987		J Sainsbury plc	2,030
69,935		Koninklijke Ahold Delhaize NV	1,494
23,181		Loblaw Cos Ltd	1,258
156,508		Metro AG.	5,001
13,070	*,e	Natural Grocers by Vitamin C	136
48,800	*	Performance Food Group Co	1,161
26,111		Pricesmart, Inc	2,407
161,500		Seven & I Holdings Co Ltd	6,344
48,144		Spartan Stores, Inc	1,685
178,317	*	Sprouts Farmers Market, Inc	4,123
4,438,693	*	Tesco plc	10,330
64,657	*	United Natural Foods, Inc	2,795
12,906		Weis Markets, Inc	770
270,999		Wesfarmers Ltd	9,330
432,204		Whole Foods Market, Inc	12,845
459,754		WM Morrison Supermarkets plc	1,384
		TOTAL FOOD & STAPLES RETAILING	81,081
383

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
FOOD, BEVERAGE & TOBACCO - 2.8%
414,000		Ajinomoto Co, Inc	$8,192
76,624		Aryzta AG.	2,460
294,719		Associated British Foods plc	9,627
34,316		Bunge Ltd	2,720
4,813		Calavo Growers, Inc	292
63,172		Campbell Soup Co	3,616
494,827		Coca-Cola Amatil Ltd	4,091
1,663,650		Coca-Cola Co	70,606
105,608		Coca-Cola European Partners plc	3,945
160,960		Coca-Cola HBC AG.	4,155
144,190		Dr Pepper Snapple Group, Inc	14,119
6,570		Flowers Foods, Inc	128
19,775	*,e	Freshpet, Inc	218
445,148		General Mills, Inc	26,268
217,067		Groupe Danone	14,766
3,870	*	Hain Celestial Group, Inc	144
263,694		Hormel Foods Corp	9,132
167,025		Kellogg Co	12,128
81,210		Kerry Group plc (Class A)	6,385
129,000		Kikkoman Corp	3,855
429,073		Kraft Heinz Co	38,964
893		Lindt & Spruengli AG.	5,060
90		Lindt & Spruengli AG. (Registered)	5,970
10,531		McCormick & Co, Inc	1,027
8,663		Mead Johnson Nutrition Co	772
974,069		Mondelez International, Inc	41,963
51,200		Nissin Food Products Co Ltd	2,844
29,443		Omega Protein Corp	590
464,078		Orkla ASA	4,157
53,130		PAN Fish ASA	811
614,554		PepsiCo, Inc	68,744
8,356	*	Seneca Foods Corp	302
122,200		Suntory Beverage & Food Ltd	5,162
403,223		Tate & Lyle plc	3,864
8,199	*	WhiteWave Foods Co (Class A)	460
76,600		Yakult Honsha Co Ltd	4,263
		TOTAL FOOD, BEVERAGE & TOBACCO	381,800

HEALTH CARE EQUIPMENT & SERVICES - 2.4%
13,468		Abaxis, Inc	653
1,510	*	Abiomed, Inc	189
72,457	*,e	Acadia Healthcare Co, Inc	3,159
13,529		Aceto Corp	214
327,637	e	Al Noor Hospitals Group plc	2,926
120,584	*	Alere, Inc	4,791
18,400		Alfresa Holdings Corp	320
7,320	*	Allscripts Healthcare Solutions, Inc	93
36,444	*	Amedisys, Inc	1,862
218,831		AmerisourceBergen Corp	19,367
40,869	*	AMN Healthcare Services, Inc	1,659
8,346		Analogic Corp	633
31,116	*	Angiodynamics, Inc	540
220,877		Anthem, Inc	36,529
52,596	*	athenahealth, Inc	5,927
384

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
32,319	*	AtriCure, Inc	$619
195,533		Becton Dickinson & Co	35,869
44,898	*	Brookdale Senior Living, Inc	603
37,871	*	Capital Senior Living Corp	532
355,481		Cardinal Health, Inc	28,989
25,145	*	Cardiovascular Systems, Inc	711
141,909	*	Centene Corp	10,112
118,014	*,e	Cerus Corp	525
186,607		Cigna Corp	27,336
48,568		Coloplast AS	3,793
15,670	e	Computer Programs & Systems, Inc	439
4,570	*	Corvel Corp	199
25,039	*	Cross Country Healthcare, Inc	360
421,529	*	Danaher Corp	36,053
6,956		Dentsply Sirona, Inc	434
49,980	*	Diplomat Pharmacy, Inc	797
263,784	*	Edwards Lifesciences Corp	24,814
12,785	*	Envision Healthcare Corp	784
98,948		Essilor International S.A.	12,013
52,788	*	GenMark Diagnostics, Inc	677
4,374	*	Haemonetics Corp	177
1,323,351		Healthscope Ltd	2,294
9,462	*	HealthStream, Inc	229
29,168	*	Henry Schein, Inc	4,958
10,561	*	HMS Holdings Corp	215
87,326	*	Hologic, Inc	3,716
54,094		Humana, Inc	11,151
39,783	*	Integer Holding Corp	1,599
109,824		Kindred Healthcare, Inc	917
5,710	*	Laboratory Corp of America Holdings	819
12,858		Landauer, Inc	627
19,312	*	LHC Group, Inc	1,041
48,888	*	LifePoint Hospitals, Inc	3,202
1,474	*	Medidata Solutions, Inc	85
35,601	*	Merit Medical Systems, Inc	1,029
13,386	*	Molina Healthcare, Inc	610
41,964	*	NxStage Medical, Inc	1,126
46,381	*	Omnicell, Inc	1,885
72,962	*	OraSure Technologies, Inc	943
2,718		Owens & Minor, Inc	94
85,508	e	Patterson Cos, Inc	3,868
38,489	*	PharMerica Corp	901
1,740	*	Premier, Inc	55
17,435	*	Providence Service Corp	775
42,933	*	Quality Systems, Inc	654
11,000		Quest Diagnostics, Inc	1,080
23,328	*	Quidel Corp	528
122,698		Ramsay Health Care Ltd	6,550
6,622		Resmed, Inc	477
302,847		Ryman Healthcare Ltd	1,785
75,106	*	Select Medical Holdings Corp	1,003
28,515	*	Spectranetics Corp	831
385

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES			COMPANY	VALUE (000)
42,474		*	Staar Surgical Co	$416
10,800			Suzuken Co Ltd	355
96,000			Sysmex Corp	5,841
31,845		*,e	Teladoc, Inc	796
19,606		*	Tivity Health, Inc	571
14,434		*	Triple-S Management Corp (Class B)	254
0	^		UnitedHealth Group, Inc	0	^
16,067			US Physical Therapy, Inc	1,049
4,120		*	Varian Medical Systems, Inc	375
2,963		*	VCA Antech, Inc	271
32,132		*	Vocera Communications, Inc	798
11,103		*	Wright Medical Group NV	346
			TOTAL HEALTH CARE EQUIPMENT & SERVICES	330,817

HOUSEHOLD & PERSONAL PRODUCTS - 1.5%
9,750			Clorox Co	1,315
255,828			Colgate-Palmolive Co	18,724
1,620			Energizer Holdings, Inc	90
8,129			Estee Lauder Cos (Class A)	689
36,788			Henkel KGaA	4,091
59,767			Henkel KGaA (Preference)	7,661
180,831			Kimberly-Clark Corp	23,803
53,827			L’Oreal S.A.	10,353
1,113			Medifast, Inc	49
10,538			Natural Health Trends Corp	305
2,160			Nu Skin Enterprises, Inc (Class A)	120
961,465			Procter & Gamble Co	86,388
193,078			Reckitt Benckiser Group plc	17,626
267,416			Unilever NV	13,285
380,915			Unilever plc	18,790
			TOTAL HOUSEHOLD & PERSONAL PRODUCTS	203,289

INSURANCE - 2.8%
1,484,596			Aegon NV	7,562
405,872			Aflac, Inc	29,393
122,354			Allianz AG.	22,690
3,760			Allied World Assurance Co Holdings Ltd	200
12,880			Allstate Corp	1,050
26,103			American International Group, Inc	1,630
8,260			Aon plc	980
76,152			Aspen Insurance Holdings Ltd	3,964
508,612			Assicurazioni Generali S.p.A.	8,070
2,660			Assurant, Inc	254
1,826,851			Aviva plc	12,191
636,546			AXA S.A.	16,446
73,209			Axis Capital Holdings Ltd	4,907
302,079			Chubb Ltd	41,158
149,981			CNP Assurances	3,050
11,216			Employers Holdings, Inc	426
2,482		*	Enstar Group Ltd	475
280,877			Hartford Financial Services Group, Inc	13,502
3,430,458			Legal & General Group plc	10,622
386

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
9,710		Loews Corp	$454
439,778		Marsh & McLennan Cos, Inc	32,495
67,249		Muenchener Rueckver AG.	13,164
109,100		NKSJ Holdings, Inc	4,008
38,248		NN Group NV	1,242
3,546,341		Old Mutual plc	8,925
8,429		Principal Financial Group	532
2,180		ProAssurance Corp	131
205,337		Progressive Corp	8,045
354,955		Prudential Financial, Inc	37,867
806,076		Prudential plc	17,027
6,628		Reinsurance Group of America, Inc (Class A)	842
41,214		RenaissanceRe Holdings Ltd	5,962
219,028		RSA Insurance Group plc	1,608
819,890		Standard Life plc	3,645
20,374		Stewart Information Services Corp	900
141,165		Swiss Re Ltd	12,679
172,900		T&D Holdings, Inc	2,506
296,887		Travelers Cos, Inc	35,787
1,467		Willis Towers Watson plc	192
53,346		Zurich Financial Services AG.	14,236
		TOTAL INSURANCE	380,817

MATERIALS - 3.1%
69,485		Agnico-Eagle Mines Ltd	2,948
45,381	e	Agrium, Inc	4,331
136,377		Air Liquide	15,571
155,138		Air Products & Chemicals, Inc	20,989
63,469		Akzo Nobel NV	5,254
563		Albemarle Corp	59
4,930		Aptargroup, Inc	380
162,000		Asahi Kasei Corp	1,574
45,732		Avery Dennison Corp	3,686
13,540	*	Axalta Coating Systems Ltd	436
60,225		Ball Corp	4,472
240,440		BASF SE	23,807
7,500		Bemis Co, Inc	366
241,348		Boliden AB	7,184
6,683		Celanese Corp (Series A)	600
65,020	*	Century Aluminum Co	825
2,372	*	Clearwater Paper Corp	133
125,429		Commercial Metals Co	2,399
68,725		CRH plc	2,422
38,958	*	Croda International plc	1,740
29,600		Daicel Chemical Industries Ltd	357
2,590		Domtar Corp	95
5,941		DSM NV	402
35,889		Eastman Chemical Co	2,900
287,546		Ecolab, Inc	36,041
50,336		Evonik Industries AG.	1,641
5,690	*	Ferro Corp	86
258,032		Fletcher Building Ltd	1,503
387

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
72,672	*,e	Flotek Industries, Inc	$929
33,815		Franco-Nevada Corp	2,215
5,005	e	Givaudan S.A.	9,014
3,382		Hawkins, Inc	166
104,407		HeidelbergCement AG.	9,778
187,100		Hitachi Metals Ltd	2,632
210,954		Holcim Ltd	12,446
19,635		Innophos Holdings, Inc	1,060
2,890		International Flavors & Fragrances, Inc	383
192,070		International Paper Co	9,753
167,220		Johnson Matthey plc	6,452
274,100	*	Kobe Steel Ltd	2,508
39,288	*	Kraton Polymers LLC	1,215
37,600		Kuraray Co Ltd	572
59,233	*	Louisiana-Pacific Corp	1,470
262,740		LyondellBasell Industries AF S.C.A	23,959
26,494		Materion Corp	889
36,779		Minerals Technologies, Inc	2,817
98,699		Mitsubishi Materials Corp	2,996
805,960		Mitsui Chemicals, Inc	3,993
77,471		Mondi plc	1,872
114,544		Mosaic Co	3,342
5,405		Myers Industries, Inc	86
400,688		Newcrest Mining Ltd	6,830
28,700		Nitto Denko Corp	2,220
1,186,667		Norsk Hydro ASA	6,916
411,382		Nucor Corp	24,568
413,813	e	Potash Corp of Saskatchewan	7,070
14,989		PPG Industries, Inc	1,575
258,224		Praxair, Inc	30,625
13,463		Reliance Steel & Aluminum Co	1,077
88,002		Royal Gold, Inc	6,165
35,137		Schnitzer Steel Industries, Inc (Class A)	726
16,407		Sealed Air Corp	715
52,385		Sherwin-Williams Co	16,249
155,200		Shin-Etsu Chemical Co Ltd	13,490
594		Sika AG.	3,563
345,212		Silver Wheaton Corp	7,193
7,860		Sonoco Products Co	416
4,627,290		South32 Ltd	9,755
19,300		Steel Dynamics, Inc	671
71,596	*	Stillwater Mining Co	1,236
1,372,000		Sumitomo Chemical Co Ltd	7,685
436,000		Sumitomo Metal Mining Co Ltd	6,235
71,182	*	Summit Materials, Inc	1,759
449,672		Teck Cominco Ltd	9,833
75,000		Toray Industries, Inc	668
35,484		Trinseo S.A.	2,381
77,066		Umicore	4,389
163,079	e	UPM-Kymmene Oyj	3,829
19,003	*,e	US Concrete, Inc	1,227
169,592		WestRock Co	8,824
58,714		Worthington Industries, Inc	2,647
		TOTAL MATERIALS	433,285
388

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
MEDIA - 1.7%
129,564	*	Charter Communications, Inc	$42,409
4,399		Cinemark Holdings, Inc	195
101,469		Clear Channel Outdoor Holdings, Inc (Class A)	614
49,500		Dentsu, Inc	2,696
209,416	*	Discovery Communications, Inc (Class A)	6,092
292,884	*	Discovery Communications, Inc (Class C)	8,292
27,652		Entercom Communications Corp (Class A)	395
84,634		Entravision Communications Corp (Class A)	525
85,122	*	Gray Television, Inc	1,234
526,783		ITV plc	1,446
13,149		John Wiley & Sons, Inc (Class A)	707
4,448	*	Liberty Global plc	156
2,960	*	Liberty Global plc (Class A)	106
162,213		New York Times Co (Class A)	2,336
475,703		Pearson plc	4,056
131,589		ProSiebenSat. Media AG.	5,827
3,689		Reed Elsevier NV	68
531,330		Reed Elsevier plc	10,403
6,430	e	Regal Entertainment Group (Class A)	145
1,550		Scholastic Corp	66
36,146		Scripps Networks Interactive (Class A)	2,833
132,030		Shaw Communications, Inc (B Shares)	2,737
57,685		Sinclair Broadcast Group, Inc (Class A)	2,336
616,899		Sky plc	7,545
470,981		Time Warner, Inc	46,020
317,818		Vivendi Universal S.A.	6,165
641,345		Walt Disney Co	72,722
561,622		WPP plc	12,310
		TOTAL MEDIA	240,436

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.2%
43,775	*	Actelion Ltd	12,333
220,189		Agilent Technologies, Inc	11,641
117,028	*	Akorn, Inc	2,818
133,284	*	Alexion Pharmaceuticals, Inc	16,159
290,013		Amgen, Inc	47,583
924,114		Astellas Pharma, Inc	12,188
81,572	*	Biogen Idec, Inc	22,303
6,074	*	BioMarin Pharmaceutical, Inc	533
1,440		Bio-Techne Corp	146
838,785		Bristol-Myers Squibb Co	45,613
8,320		Bruker BioSciences Corp	194
3,027	*	Cambrex Corp	167
379,694	*	Celgene Corp	47,245
59,178	*,e	Cempra, Inc	222
56,663	*	Chimerix, Inc	362
63,297		Chugai Pharmaceutical Co Ltd	2,179
81,033	*	Depomed, Inc	1,017
61,700		Eisai Co Ltd	3,204
389

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
44,572	*	Genmab AS	$8,577
523,037		Gilead Sciences, Inc	35,525
1,228,076		GlaxoSmithKline plc	25,535
50,997	*,e	Inovio Pharmaceuticals, Inc	338
34,337	*	Intersect ENT, Inc	589
31,280	*	Intra-Cellular Therapies, Inc	508
887,831		Johnson & Johnson	110,579
50,354		Lonza Group AG.	9,518
1,101,460		Merck & Co, Inc	69,987
92,633		Merck KGaA	10,556
1,949	*	Mettler-Toledo International, Inc	933
76,434	*,e	MiMedx Group, Inc	728
162,598	*	Nektar Therapeutics	3,816
493,821		Novartis AG.	36,670
526,462		Novo Nordisk AS	18,078
31,689	*,e	Opko Health, Inc	254
88,884		Orion Oyj (Class B)	4,637
8,637	*	PerkinElmer, Inc	501
46,519	*	Prestige Brands Holdings, Inc	2,585
670	*,e	Prothena Corp plc	37
189,462	*	QIAGEN NV	5,500
5,837	*	Quintiles Transnational Holdings, Inc	470
10,782	*	Repligen Corp	380
17,803	*	Revance Therapeutics, Inc	370
153,090		Roche Holding AG.	39,150
86,173	*	Sangamo Biosciences, Inc	448
83,500		Shionogi & Co Ltd	4,323
31,531	*,e	Sucampo Pharmaceuticals, Inc (Class A)	347
286,185		Takeda Pharmaceutical Co Ltd	13,473
16,323	*	TESARO, Inc	2,512
261,324		Thermo Fisher Scientific, Inc	40,139
103,897	*	Vertex Pharmaceuticals, Inc	11,361
6,410	*	VWR Corp	181
2,985	*	Waters Corp	467
600,563		Zoetis, Inc	32,052
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	717,031

REAL ESTATE - 2.6%
26,113		Aeon Mall Co Ltd	412
15,548	*,e	Altisource Portfolio Solutions S.A.	572
46,925		American Campus Communities, Inc	2,233
316,901		American Tower Corp	38,516
4,840		Apple Hospitality REIT, Inc	92
2,022		AvalonBay Communities, Inc	371
119,319		Boston Properties, Inc	15,799
7,140		Brandywine Realty Trust	116
837,984		British Land Co plc	6,406
10,152		Brixmor Property Group, Inc	218
3,550		Camden Property Trust	286
2,239,249		CapitaLand Ltd	5,812
8,638		CatchMark Timber Trust Inc	100
159,778	*	CBRE Group, Inc	5,559
262,900		City Developments Ltd	1,916
390

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
85,061		Columbia Property Trust, Inc	$1,893
35,170		Coresite Realty	3,167
4,060		Corporate Office Properties Trust	134
328,792		Crown Castle International Corp	31,054
366,500		Daiwa House Industry Co Ltd	10,535
3,870		DCT Industrial Trust, Inc	186
5,835		Digital Realty Trust, Inc	621
166,157		Duke Realty Corp	4,365
43,801		Easterly Government Properties, Inc	867
51,226		Equinix, Inc	20,509
5,250	*	Equity Commonwealth	164
3,170		Equity Lifestyle Properties, Inc	244
193,124		Equity Residential	12,016
2,560		Essex Property Trust, Inc	593
78,079		First Potomac Realty Trust	803
182,890		Forest City Realty Trust, Inc	3,983
590,981		Hammerson plc	4,226
661,000		Hang Lung Properties Ltd	1,718
330,702		HCP, Inc	10,344
598,000		Henderson Land Development Co Ltd	3,708
352,259		Host Marriott Corp	6,573
111,670		Hysan Development Co Ltd	507
821,238	e	Intu Properties plc	2,873
945		Iron Mountain, Inc	34
8,311	*	iStar Financial, Inc	98
538,757		Land Securities Group plc	7,155
90,335		Lend Lease Corp Ltd	1,074
6,070		Liberty Property Trust	234
58,561		Macerich Co	3,771
16,046		Macquarie Goodman Group	95
3,100		Mid-America Apartment Communities, Inc	315
352,000		Mitsubishi Estate Co Ltd	6,416
486,810		Mitsui Fudosan Co Ltd	10,394
79,700		Nomura Real Estate Holdings, Inc	1,272
71,768		NorthStar Realty Europe Corp	832
6,010		Piedmont Office Realty Trust, Inc	129
400,776		Prologis, Inc	20,792
5,090		Rayonier, Inc	144
4,430		Regency Centers Corp	294
3,556		RMR Group, Inc	176
157		Ryman Hospitality Properties	10
4,510	*	SBA Communications Corp	543
284,290		Scentre Group	932
303,670		Segro plc	1,736
46,895	e	Senior Housing Properties Trust	950
149,100		Shoei Co Ltd	1,407
201,161		Simon Property Group, Inc	34,606
4,080		SL Green Realty Corp	435
478,500		Swire Pacific Ltd (Class A)	4,783
1,030,200		Swire Properties Ltd	3,302
2,845	*	Tejon Ranch Co	62
62,244		Tier REIT, Inc	1,081
391

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
12,000		Tokyu Fudosan Holdings Corp	$65
222,754		UDR, Inc	8,077
46,703		Unibail-Rodamco	10,890
92,992		Ventas, Inc	6,048
25,033		Vornado Realty Trust	2,511
335,200		Welltower, Inc	23,739
1,409		Weyerhaeuser Co	48
		TOTAL REAL ESTATE	353,941

RETAILING - 2.1%
36,131	*	1-800-FLOWERS.COM, Inc (Class A)	369
5,845		Advance Auto Parts, Inc	867
217,187		American Eagle Outfitters, Inc	3,047
2,480	*	Autonation, Inc	105
38,416	*	AutoZone, Inc	27,777
49,707		Bed Bath & Beyond, Inc	1,961
148,997		Best Buy Co, Inc	7,323
23,566	e	Big 5 Sporting Goods Corp	356
65,713	*	Cabela’s, Inc	3,490
26,039		Caleres, Inc	688
79,268	*	Carmax, Inc	4,694
22,552	*,e	Container Store Group, Inc	95
3,320		Dick’s Sporting Goods, Inc	162
373,220		Dollar General Corp	26,025
36,302		DSW, Inc (Class A)	751
139,374	*	Etsy, Inc	1,482
15,800		Fast Retailing Co Ltd	4,972
10,750		Foot Locker, Inc	804
51,465	*	Francesca’s Holdings Corp	790
23,607	*	FTD Cos, Inc	475
205,782		Gap, Inc	4,998
22,241	e	GNC Holdings, Inc	164
27,089		Group 1 Automotive, Inc	2,007
505,911	*	Groupon, Inc	1,988
25,226		Haverty Furniture Cos, Inc	614
177,360		Hennes & Mauritz AB (B Shares)	4,526
40,709		HSN, Inc	1,510
417,072		Industria De Diseno Textil S.A.	14,688
85,000		Jardine Cycle & Carriage Ltd	2,662
42,250		Kering	10,920
271,622		Kingfisher plc	1,111
20,812		Kirkland’s, Inc	258
259,573		Kohl’s Corp	10,334
19,780	*,e	Lands’ End, Inc	424
4,923,620	e	Li & Fung Ltd	2,136
16,293	*	LKQ Corp	477
542,041		Lowe’s Companies, Inc	44,561
30,764	*	MarineMax, Inc	666
342,665		Marks & Spencer Group plc	1,447
2,400		Marui Co Ltd	33
287,818	*	NetFlix, Inc	42,542
1,271		Next plc	69
44,668	e	Nordstrom, Inc	2,080
392

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
37,956		Nutri/System, Inc	$2,107
721,250		Office Depot, Inc	3,365
17,187	*	Overstock.com, Inc	296
26,265	e	PetMed Express, Inc	529
109,006		Pier 1 Imports, Inc	780
314,989		Ross Stores, Inc	20,748
11,640	*	Sally Beauty Holdings, Inc	238
17,543		Shoe Carnival, Inc	431
45,030	*	Shutterfly, Inc	2,175
7,054		Signet Jewelers Ltd	489
172,882		Staples, Inc	1,516
10,684	e	Stein Mart, Inc	32
9,440		Tiffany & Co	900
15,696		Tile Shop Holdings, Inc	302
6,138		Tractor Supply Co	423
61,270	*	Ulta Salon Cosmetics & Fragrance, Inc	17,476
32,632	*	Vitamin Shoppe, Inc	658
41,865	*,e	Wayfair, Inc	1,695
3,470	e	Williams-Sonoma, Inc	186
		TOTAL RETAILING	290,794

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.7%
19,988		Analog Devices, Inc	1,638
991,803		Applied Materials, Inc	38,581
125,324		ASML Holding NV	16,629
14,878	*	Cirrus Logic, Inc	903
1,887,437		Intel Corp	68,080
26,081		Lam Research Corp	3,348
32,040		Marvell Technology Group Ltd	489
7,396		Microchip Technology, Inc	546
392,706		NVIDIA Corp	42,777
68,538	*	ON Semiconductor Corp	1,062
130,036		Skyworks Solutions, Inc	12,741
78,021	*,e	SunPower Corp	476
522,737		Texas Instruments, Inc	42,112
48,500		Tokyo Electron Ltd	5,309
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	234,691

SOFTWARE & SERVICES - 5.7%
369,908		Accenture plc	44,345
48,870	*	Actua Corp	687
81,487	*	Alphabet, Inc (Class A)	69,085
86,702	*	Alphabet, Inc (Class C)	71,924
22,544		Amadeus IT Holding S.A.	1,142
53,511	*	Angie’s List, Inc	305
7,197	*	Ansys, Inc	769
32,963		Atos Origin S.A.	4,074
39,833	*	Autodesk, Inc	3,444
347,452		Automatic Data Processing, Inc	35,576
14,811	*,e	Black Knight Financial Services, Inc	567
27,736		Blackbaud, Inc	2,127
393

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
4,460		Booz Allen Hamilton Holding Co	$158
22,754		CA, Inc	722
81,028		Cap Gemini S.A.	7,479
124,477	*	CGI Group, Inc	5,964
32,707	*,e	Cimpress NV	2,819
5,815	*	Citrix Systems, Inc	485
551,542	*	Cognizant Technology Solutions Corp (Class A)	32,828
19,152		Convergys Corp	405
28,146		CSG Systems International, Inc	1,064
67,536	*	DHI Group, Inc	267
1,360		DST Systems, Inc	167
41,722	*	Ellie Mae, Inc	4,183
16,095	*	Euronet Worldwide, Inc	1,376
1,924		Forrester Research, Inc	76
1,018,000		Fujitsu Ltd	6,249
138,533	*,e	Glu Mobile, Inc	314
381,489		International Business Machines Corp	66,432
178,167		Intuit, Inc	20,666
61,376		j2 Global, Inc	5,150
50,073		Jack Henry & Associates, Inc	4,662
68,663		LogMeIn, Inc	6,695
5,562	*	Manhattan Associates, Inc	290
477,285		MasterCard, Inc (Class A)	53,680
1,732,254		Microsoft Corp	114,086
70,455	*	NeuStar, Inc (Class A)	2,336
29,149	*	New Relic, Inc	1,081
31,432		Open Text Corp	1,068
1,288,042		Oracle Corp	57,460
46,809	*	Perficient, Inc	813
9,370	*	PTC, Inc	492
36,105	*	Qualys, Inc	1,368
83,541	*	Quotient Technology, Inc	798
51,910	*	RetailMeNot, Inc	420
76,390	*	RingCentral, Inc	2,162
483,057	*	salesforce.com, Inc	39,847
252,584		SAP AG.	24,780
194,307	*	ServiceSource International LLC	754
23,538	*	Silver Spring Networks, Inc	266
21,993	*	SPS Commerce, Inc	1,286
21,303	*	Sykes Enterprises, Inc	626
544,284		Symantec Corp	16,699
12,352		Syntel, Inc	208
30,359	*	Teradata Corp	945
7,887		TiVo Corp	148
40,808	*	Tyler Technologies, Inc	6,307
25,582	*	Ultimate Software Group, Inc	4,994
36,283	*	Vasco Data Security International	490
56,362	*	Website Pros, Inc	1,088
39,960		Western Union Co	813
158,339	*	Workday, Inc	13,186
810,278	*	Yahoo!, Inc	37,605
		TOTAL SOFTWARE & SERVICES	788,302
394

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
TECHNOLOGY HARDWARE & EQUIPMENT - 2.0%
28,422	*	Anixter International, Inc	$2,254
1,527	*	Arista Networks, Inc	202
13,715		Badger Meter, Inc	504
4,043		Belden CDT, Inc	280
64,501	*	Benchmark Electronics, Inc	2,051
54,538	*	Calix, Inc	395
2,001,764		Cisco Systems, Inc	67,659
34,363		Cognex Corp	2,885
14,007	*	Coherent, Inc	2,880
22,719		Comtech Telecommunications Corp	335
524,752		Corning, Inc	14,168
52,466	*	Cray, Inc	1,149
6,759		CTS Corp	144
22,138		Daktronics, Inc	209
68,500		Dolby Laboratories, Inc (Class A)	3,590
747,719	e	Ericsson (LM) (B Shares)	4,992
45,437	*	Fabrinet	1,910
19,270	*	FARO Technologies, Inc	689
94,427	*	Finisar Corp	2,582
8,777	*	Flextronics International Ltd	147
12,600		Fujifilm Holdings Corp	494
1,026,328		Hewlett Packard Enterprise Co	24,324
1,936,988		HP, Inc	34,633
11,132	*	Insight Enterprises, Inc	457
22,123	*	IPG Photonics Corp	2,670
221,874		Jabil Circuit, Inc	6,417
36,500		Keyence Corp	14,643
6,730	*	Keysight Technologies, Inc	243
34,042	*	Kimball Electronics, Inc	577
238,300		Konica Minolta Holdings, Inc	2,137
148,000		Kyocera Corp	8,268
199,040		Motorola, Inc	17,161
85,700		Murata Manufacturing Co Ltd	12,209
8,230		National Instruments Corp	268
916,819		NEC Corp	2,213
30,645	*	Netgear, Inc	1,519
13,605	*	Novanta, Inc	361
58,800		Omron Corp	2,584
500	*	OSI Systems, Inc	37
6,602	*	Plexus Corp	382
12,858	*	Rogers Corp	1,104
22,741	*	Sanmina Corp	923
33,341	*	Scansource, Inc	1,309
64,222	*	Sonus Networks, Inc	423
51,310	*	Super Micro Computer, Inc	1,301
1,417		SYNNEX Corp	159
39,200		TDK Corp	2,489
5,247		TE Connectivity Ltd	391
45,618	*	Tech Data Corp	4,284
22,178	*	Trimble Navigation Ltd	710
94,294	*	TTM Technologies, Inc	1,521
395

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
54,064		Universal Display Corp	$4,655
1,408,403		Xerox Corp	10,338
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	270,229

TELECOMMUNICATION SERVICES - 1.7%
47,941	*	Boingo Wireless, Inc	623
3,334,522		BT Group plc	13,315
730,468	e	CenturyTel, Inc	17,217
55,858	*	Cincinnati Bell, Inc	989
2,650	e	Consolidated Communications Holdings, Inc	62
3,261	*	Fairpoint Communications, Inc	54
329,761		France Telecom S.A.	5,120
797,873	e	Frontier Communications Corp	1,707
36,348	*	General Communication, Inc (Class A)	756
267,338	*,e	Globalstar, Inc	428
23,363		IDT Corp (Class B)	297
109,486	*,e	Iridium Communications, Inc	1,057
558,232		KDDI Corp	14,682
172,966	*	Level 3 Communications, Inc	9,897
23,855	*	Lumos Networks Corp	422
298,400		Nippon Telegraph & Telephone Corp	12,758
519,900		NTT DoCoMo, Inc	12,141
137,486		Rogers Communications, Inc (Class B)	6,079
25,635		Shenandoah Telecom Co	719
4,135,600		Singapore Telecommunications Ltd	11,589
1,006,530	*	Sprint Corp	8,737
21,076		Swisscom AG.	9,715
4,835		Telefonica Deutschland Holding AG.	24
416,752		TeliaSonera AB	1,747
8,858		TELUS Corp	288
1,565,985		Verizon Communications, Inc	76,342
7,727,786		Vodafone Group plc	20,138
129,271	e	Windstream Holdings, Inc	704
		TOTAL TELECOMMUNICATION SERVICES	227,607

TRANSPORTATION - 1.6%
5,192		Aeroports de Paris	642
93,000		All Nippon Airways Co Ltd	284
4,146		Arkansas Best Corp	108
306,566		Auckland International Airport Ltd	1,452
92,845	*	Avis Budget Group, Inc	2,746
237,073		Canadian National Railway Co	17,499
62,700		Central Japan Railway Co	10,241
5,400		CH Robinson Worldwide, Inc	417
239,714		CSX Corp	11,159
152,251		Delta Air Lines, Inc	6,998
393,685		Deutsche Post AG.	13,473
143,300		East Japan Railway Co	12,513
5,004		easyJet plc	64
36,548	*	Echo Global Logistics, Inc	780
14,605		Expeditors International of Washington, Inc	825
35,940		Fraport AG. Frankfurt Airport Services Worldwide	2,541
396

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
62,049	*,e	Hertz Global Holdings, Inc	$1,088
307		Kansas City Southern Industries, Inc	26
723		Kuehne & Nagel International AG.	102
3,360		Landstar System, Inc	288
513,000		Mitsui OSK Lines Ltd	1,612
1,302,302		MTR Corp	7,317
230,787		Nippon Yusen Kabushiki Kaisha	487
26,030		Norfolk Southern Corp	2,915
1,970		Ryder System, Inc	149
577,349		Southwest Airlines Co	31,038
2,560	*	Spirit Airlines, Inc	136
14,066		Sydney Airport	73
197,000		Tokyu Corp	1,400
609,892		Transurban Group (ASE)	5,437
453,054		Union Pacific Corp	47,988
371,112		United Parcel Service, Inc (Class B)	39,820
23,313	*	YRC Worldwide, Inc	257
		TOTAL TRANSPORTATION	221,875

UTILITIES - 1.9%
27,140		AES Corp	303
89,822		AGL Energy Ltd	1,809
37,512		American Water Works Co, Inc	2,917
528,314		APA Group	3,616
30,410		Atco Ltd	1,182
46,554		Canadian Utilities Ltd	1,364
230,104		Centerpoint Energy, Inc	6,344
1,025,500		CLP Holdings Ltd	10,735
359,195		Consolidated Edison, Inc	27,895
235,742		Dominion Resources, Inc	18,286
84,887		Edison International	6,758
1,696		Energias de Portugal S.A.	6
316,448		Eversource Energy	18,601
106,759		Fortis, Inc	3,538
5,201,536		Hong Kong & China Gas Ltd	10,407
2,062,496		Iberdrola S.A.	14,736
19,652	*	Meridian Energy Ltd	39
1,295,474		National Grid plc	16,436
13,180		NiSource, Inc	313
167,000		Osaka Gas Co Ltd	637
266,238		Public Service Enterprise Group, Inc	11,808
578,519		Scottish & Southern Energy plc	10,692
241,426		Sempra Energy	26,678
35,973		South Jersey Industries, Inc	1,282
553,871		Southern Co	27,572
287,704		Suez Environnement S.A.	4,541
32,615		Terna Rete Elettrica Nazionale S.p.A.	162
964,790		Tokyo Gas Co Ltd	4,406
593,775		United Utilities Group plc	7,393
225,694		WEC Energy Group, Inc	13,684
2,969		WGL Holdings, Inc	245
250,865		Xcel Energy, Inc	11,151
397

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY			VALUE (000)
		TOTAL UTILITIES			$265,536
		TOTAL COMMON STOCKS			8,203,718
		(Cost $6,176,882)

PREFERRED STOCKS - 0.2%
BANKS - 0.2%
233,115	*	Federal Home Loan Mortgage Corp			1,457
740,991	*	Federal National Mortgage Association			4,883
14,500	*	M&T Bank Corp			16,131
		TOTAL BANKS			22,471
		TOTAL PREFERRED STOCKS			22,471
		(Cost $38,866)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 3.1%
TREASURY DEBT - 1.9%
$16,500,000		United States Treasury Bill	0.498%	04/06/17	16,499
74,200,000		United States Treasury Bill	0.445-0.720	04/13/17	74,185
118,200,000		United States Treasury Bill	0.501-0.741	04/27/17	118,143
28,000,000		United States Treasury Bill	0.701	05/18/17	27,975
27,400,000		United States Treasury Bill	0.691	07/06/17	27,346
		TOTAL TREASURY DEBT			264,148

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.2%
TREASURY DEBT - 1.2%
23,500,000		United States Treasury Bill	0.700-0.723	04/13/17	23,495
16,000,000		United States Treasury Bill	0.710	04/20/17	15,994
105,500,000		United States Treasury Bill	0.726-0.781	04/27/17	105,452
10,000,000		United States Treasury Bill	0.706	05/18/17	9,991
10,000,000		United States Treasury Bill	0.751	06/22/17	9,983
		TOTAL TREASURY DEBT			164,915

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			164,915

		TOTAL SHORT-TERM INVESTMENTS			429,063
		(Cost $429,059)
		TOTAL INVESTMENTS - 102.2%			14,064,482
		(Cost $12,039,672)
		OTHER ASSETS & LIABILITIES, NET - (2.2)%			(302,257)
		NET ASSETS - 100.0%			$13,762,225

Abbreviation(s):
REIT Real Investment Trust

*	Non-income producing
^	Amount represents less than $1,000.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $175,147,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/17, the aggregate value of these securities was $805,538,000 or 5.9% of net assets.
398

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon
m	Indicates a security that has been deemed illiquid.
w	All or a portion of these securities have been segregated to cover collateral requirements on mortgage dollar rolls.

Cost amounts are in thousands.

399

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

COLLEGE RETIREMENT EQUITIES FUND
MONEY MARKET ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2017

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

SHORT-TERM INVESTMENTS - 100.6%

GOVERNMENT AGENCY DEBT - 61.1%
$32,780,000	Federal Agricultural Mortgage Corp (FAMC)	0.520%-0.550%	04/03/17	$32,779
25,000,000	FAMC	0.470	04/06/17	24,998
30,000,000	FAMC	0.510-0.570	04/17/17	29,993
15,000,000	FAMC	0.510	04/19/17	14,996
10,000,000	FAMC	0.530	05/02/17	9,996
27,000,000	FAMC	0.740	05/10/17	26,978
5,000,000	FAMC	0.550	05/15/17	4,997
15,000,000	FAMC	0.525-0.770	05/16/17	14,989
85,550,000	FAMC	0.570-0.700	06/01/17	85,462
4,000,000	FAMC	0.760	06/09/17	3,994
14,500,000	FAMC	0.590	06/15/17	14,500
7,000,000	FAMC	0.810	06/15/17	6,988
8,000,000	FAMC	0.850	06/23/17	7,984
8,000,000	FAMC	0.650	07/21/17	7,984
17,455,000	FAMC	0.630-0.740	07/27/17	17,418
4,000,000	FAMC	0.780	10/27/17	3,982
12,610,000	Federal Farm Credit Bank (FFCB)	0.490	04/04/17	12,609
27,500,000	FFCB	0.720	04/25/17	27,487
50,000,000	FFCB	0.730	05/01/17	49,970
25,380,000	FFCB	0.730	05/09/17	25,360
15,000,000	FFCB	0.540	05/10/17	14,991
40,000,000	FFCB	0.760	05/19/17	39,959
40,000,000	FFCB	0.620	05/25/17	39,963
44,000,000	FFCB	0.580	07/06/17	43,932
13,400,000	FFCB	0.790-0.810	07/25/17	13,366
10,000,000	FFCB	0.640	08/03/17	9,978
3,000,000	FFCB	0.710	09/21/17	2,990
7,750,000	FFCB	0.750	10/16/17	7,718
46,552,000	Federal Home Loan Bank (FHLB)	0.525	04/03/17	46,551
88,705,000	FHLB	0.485-0.580	04/04/17	88,701
65,340,000	FHLB	0.530-0.550	04/05/17	65,336
37,500,000	FHLB	0.570	04/06/17	37,497
156,150,000	FHLB	0.510-0.540	04/07/17	156,136
77,025,000	FHLB	0.520-0.545	04/10/17	77,015
109,540,000	FHLB	0.520-0.530	04/11/17	109,524
42,500,000	FHLB	0.535	04/12/17	42,493
78,500,000	FHLB	0.530-0.600	04/13/17	78,485
66,500,000	FHLB	0.470-0.640	04/17/17	66,485
76,390,000	FHLB	0.530-0.740	04/18/17	76,369
93,067,000	FHLB	0.500-0.760	04/19/17	93,040
30,400,000	FHLB	0.540-0.700	04/20/17	30,389
30,300,000	FHLB	0.525-0.545	04/21/17	30,291
127,900,000	FHLB	0.620-0.770	04/24/17	127,844
120,000,000	FHLB	0.650-0.720	04/25/17	119,945
146,430,000	FHLB	0.545-0.690	04/26/17	146,370
31,400,000	FHLB	0.530-0.575	04/27/17	31,387
400

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)
$190,425,000	FHLB	0.540%-0.750%	04/28/17	$190,328
75,000,000	FHLB	0.650-0.750	05/01/17	74,957
47,450,000	FHLB	0.700-0.750	05/02/17	47,421
72,157,000	FHLB	0.550-0.782	05/03/17	72,110
30,000,000	FHLB	0.620-0.760	05/04/17	29,982
92,965,000	FHLB	0.540-0.755	05/05/17	92,901
30,000,000	FHLB	0.755	05/08/17	29,977
73,430,000	FHLB	0.530-0.760	05/09/17	73,383
91,585,000	FHLB	0.545-0.770	05/10/17	91,527
2,050,000	FHLB	0.550	05/11/17	2,049
153,903,000	FHLB	0.550-0.770	05/12/17	153,778
50,000,000	FHLB	0.760	05/16/17	49,952
88,320,000	FHLB	0.605-0.765	05/17/17	88,238
99,567,000	FHLB	0.555-0.765	05/19/17	99,485
29,500,000	FHLB	0.550	05/22/17	29,477
84,428,000	FHLB	0.640-0.770	05/24/17	84,333
133,907,000	FHLB	0.750-0.760	05/26/17	133,751
7,330,000	FHLB	0.560	05/30/17	7,323
32,300,000	FHLB	0.660-0.725	06/02/17	32,260
33,000,000	FHLB	0.625-0.790	06/07/17	32,952
2,000,000	FHLB	0.800	06/09/17	1,997
50,000,000	FHLB	0.800	06/14/17	49,918
79,400,000	FHLB	0.780-0.795	06/16/17	79,268
17,460,000	FHLB	0.790	06/21/17	17,429
5,800,000	FHLB	0.810	06/22/17	5,789
41,950,000	FHLB	0.660-0.785	06/23/17	41,877
20,000,000	FHLB	0.780	06/26/17	19,963
25,594,000	FHLB	0.650	06/28/17	25,553
33,700,000	FHLB	0.780-0.784	06/30/17	33,634
20,000,000	FHLB	0.775	07/05/17	19,959
21,800,000	FHLB	0.780	07/06/17	21,755
68,880,000	FHLB	0.600-0.804	07/07/17	68,755
20,000,000	FHLB	0.625	07/11/17	19,965
20,000,000	FHLB	0.800	07/12/17	19,955
6,000,000	FHLB	0.800	07/17/17	5,986
39,775,000	FHLB	0.625-0.640	07/19/17	39,698
2,630,000	FHLB	0.635	07/21/17	2,625
41,500,000	FHLB	0.635-0.640	07/26/17	41,415
72,400,000	FHLB	0.635-0.650	07/28/17	72,248
41,565,000	FHLB	0.650	08/02/17	41,473
10,000,000	FHLB	0.640	08/03/17	9,978
72,210,000	FHLB	0.640-0.665	08/09/17	72,041
20,000,000	FHLB	0.665	08/11/17	19,951
6,250,000	FHLB	0.680	08/18/17	6,234
7,000,000	FHLB	0.900	08/25/17	6,974
5,000,000	FHLB	0.900	09/08/17	4,980
2,255,000	FHLB	0.680	09/18/17	2,248
2,335,000	FHLB	0.970	11/01/17	2,321
6,400,000	FHLB	0.960	11/27/17	6,359
33,700,000	Federal Home Loan Mortgage Corp (FHLMC)	0.500-0.520	04/05/17	33,698
59,600,000	FHLMC	0.488-0.590	04/06/17	59,596
43,000,000	FHLMC	0.520	04/17/17	42,990
128,885,000	FHLMC	0.470-0.520	04/21/17	128,848
26,036,000	FHLMC	0.510-0.550	04/26/17	26,027
401

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)
$67,571,000	FHLMC	0.670%-0.700%	05/03/17	$67,530
25,000,000	FHLMC	0.525	05/04/17	24,988
41,800,000	FHLMC	0.750	05/11/17	41,765
7,000,000	FHLMC	0.560	05/17/17	6,995
15,500,000	FHLMC	0.740	05/18/17	15,485
22,510,000	FHLMC	0.727	05/19/17	22,488
98,252,000	FHLMC	0.535-0.650	05/22/17	98,174
12,000,000	FHLMC	0.755	05/26/17	11,986
1,325,000	FHLMC	0.640	05/30/17	1,324
38,887,000	FHLMC	0.620-0.700	06/01/17	38,842
30,000,000	FHLMC	0.675	06/05/17	29,963
32,700,000	FHLMC	0.740	06/06/17	32,656
50,000,000	FHLMC	0.740	06/09/17	49,929
20,000,000	FHLMC	1.000	06/13/17	20,017
2,720,000	FHLMC	0.770	06/15/17	2,716
31,950,000	FHLMC	0.720-0.750	06/19/17	31,899
72,045,000	FHLMC	0.750-0.755	06/20/17	71,925
26,475,000	FHLMC	0.755	06/21/17	26,430
7,000,000	FHLMC	0.790	06/26/17	6,987
16,000,000	FHLMC	0.550-0.790	07/03/17	15,974
9,286,000	FHLMC	0.620	07/17/17	9,269
10,000,000	FHLMC	0.820	08/03/17	9,972
20,000,000	FHLMC	0.800	08/08/17	19,943
33,010,000	FHLMC	0.850-0.870	09/05/17	32,887
12,000,000	FHLMC	0.715	10/02/17	11,956
2,935,000	FHLMC	0.720	11/02/17	2,922
67,500,000	Federal National Mortgage Association (FNMA)	0.470-0.590	04/03/17	67,498
50,000,000	FNMA	0.510	04/04/17	49,998
53,940,000	FNMA	0.520-0.525	04/05/17	53,937
50,000,000	FNMA	0.490	04/11/17	49,993
141,350,000	FNMA	0.480-0.540	04/12/17	141,329
30,000,000	FNMA	0.510	04/18/17	29,993
63,325,000	FNMA	0.475-0.510	04/19/17	63,309
30,000,000	FNMA	0.700	04/25/17	29,986
31,000,000	FNMA	0.530-0.720	05/01/17	30,983
40,000,000	FNMA	0.720	05/02/17	39,975
10,000,000	FNMA	0.720	05/03/17	9,994
50,000,000	FNMA	0.510	05/05/17	49,976
25,000,000	FNMA	0.540	05/08/17	24,986
16,500,000	FNMA	0.525-0.540	05/12/17	16,490
20,000,000	FNMA	0.730	05/16/17	19,982
70,000,000	FNMA	0.650-0.740	05/17/17	69,938
20,000,000	FNMA	0.530	05/22/17	19,985
46,130,000	FNMA	0.660	05/24/17	46,085
5,200,000	FNMA	0.750	06/01/17	5,193
75,000,000	FNMA	0.530-0.775	06/14/17	74,904
30,000,000	FNMA	0.775	06/21/17	29,948
35,000,000	FNMA	0.780	06/28/17	34,933
28,300,000	FNMA	0.595	07/12/17	28,252
10,000,000	FNMA	0.780	08/01/17	9,974
	TOTAL GOVERNMENT AGENCY DEBT			6,190,573
402

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
TREASURY DEBT - 21.2%
$61,630,000		United States Treasury Bill	0.471%-0.530%	04/06/17	$61,626
100,000,000		United States Treasury Bill	0.465-0.535	04/13/17	99,983
108,795,000		United States Treasury Bill	0.456-0.600	04/20/17	108,765
100,670,000		United States Treasury Bill	0.491-0.776	04/27/17	100,631
93,580,000		United States Treasury Bill	0.502-0.630	05/04/17	93,531
100,000,000		United States Treasury Bill	0.525-0.677	05/11/17	99,935
104,910,000		United States Treasury Bill	0.519-0.725	05/18/17	104,825
110,000,000		United States Treasury Bill	0.493-0.702	05/25/17	109,909
20,000,000		United States Treasury Bill	0.520	06/01/17	19,982
97,550,000		United States Treasury Bill	0.545-0.705	06/08/17	97,440
40,000,000		United States Treasury Bill	0.740-0.775	06/15/17	39,937
103,725,000		United States Treasury Bill	0.640-0.760	06/22/17	103,551
63,650,000		United States Treasury Bill	0.746-0.788	06/29/17	63,532
20,000,000		United States Treasury Bill	0.587	07/13/17	19,966
40,000,000		United States Treasury Bill	0.621-0.791	08/03/17	39,903
50,000,000		United States Treasury Bill	0.626-0.635	08/10/17	49,886
77,315,000		United States Treasury Bill	0.612-0.785	08/17/17	77,120
53,435,000		United States Treasury Bill	0.645-0.825	08/24/17	53,276
10,000,000		United States Treasury Bill	0.803	08/31/17	9,966
370,000		United States Treasury Bill	0.650	10/12/17	369
40,880,000		United States Treasury Note	0.875	05/15/17	40,894
100,000,000		United States Treasury Note	0.625	05/31/17	100,005
40,000,000		United States Treasury Note	0.625	06/30/17	40,000
50,000,000		United States Treasury Note	0.750	06/30/17	50,009
70,000,000		United States Treasury Note	0.500	07/31/17	69,960
30,000,000		United States Treasury Note	0.625	07/31/17	29,986
90,200,000		United States Treasury Note	0.875	08/15/17	90,266
110,000,000		United States Treasury Note	0.625	08/31/17	109,970
102,520,000		United States Treasury Note	1.000	09/15/17	102,660
80,500,000		United States Treasury Note	0.750	10/31/17	80,492
20,975,000		United States Treasury Note	0.875	11/15/17	20,973
15,995,000		United States Treasury Note	0.875	11/30/17	16,002
40,700,000		United States Treasury Note	1.000	12/15/17	40,705
		TOTAL TREASURY DEBT			2,146,055

VARIABLE RATE SECURITIES - 18.3%
45,000,000	i	Federal Agricultural Mortgage Corp (FAMC)	0.992	06/07/17	45,000
45,000,000	i	FAMC	0.834	08/01/17	45,002
45,000,000	i	FAMC	0.890	09/06/17	45,000
14,700,000	i	FAMC	0.942	09/21/17	14,700
50,000,000	i	FAMC	0.970	10/27/17	50,000
15,000,000	i	FAMC	0.782	01/26/18	14,988
45,000,000	i	FAMC	1.030	03/23/18	45,000
25,000,000	i	FAMC	0.754	11/01/18	25,000
28,900,000	i	Federal Farm Credit Bank (FFCB)	1.000	04/10/17	28,900
14,750,000	i	FFCB	1.100	05/23/17	14,752
58,300,000	i	FFCB	1.150	05/30/17	58,311
105,000,000	i	FFCB	0.907	06/15/17	104,998
50,000,000	i	FFCB	1.040	06/27/17	49,990
72,000,000	i	FFCB	0.923	07/17/17	71,999
50,000,000	i	FFCB	0.970	08/04/17	49,996
69,700,000	i	FFCB	0.809	08/15/17	69,700
12,000,000	i	FFCB	1.007	11/13/17	12,000
40,000,000	i	FFCB	0.973	01/17/18	39,978
403

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$46,500,000	i	FFCB	1.020%	01/22/18	$46,563
37,000,000	i	FFCB	0.839	02/02/18	36,966
3,750,000	i	FFCB	1.004	02/06/18	3,749
25,000,000	i	FFCB	1.127	02/23/18	24,997
50,000,000	i	FFCB	1.012	03/22/18	49,951
10,000,000	i	FFCB	1.100	05/14/18	10,011
16,000,000	i	FFCB	1.130	05/17/18	16,004
25,000,000	i	FFCB	1.120	06/13/18	24,997
40,000,000	i	FFCB	0.747	08/08/18	40,001
20,000,000	i	FFCB	1.150	08/10/18	20,005
46,700,000	i	FFCB	1.012	08/27/18	46,697
95,000,000	i	FFCB	0.893	09/17/18	94,986
10,000,000	i	FFCB	1.122	09/18/18	10,025
50,000,000	i	FFCB	0.886	11/14/18	49,994
75,000,000	i	Federal Home Loan Bank (FHLB)	0.903	02/23/18	75,009
50,000,000	i	FHLB	0.765	04/20/18	50,002
72,500,000	i	FHLB	0.830	01/18/19	72,504
20,000,000	i	FHLB	0.804	02/13/19	20,002
11,300,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.983	04/20/17	11,300
30,000,000	i	FHLMC	1.022	04/27/17	30,000
50,000,000	i	FHLMC	1.106	07/21/17	49,998
25,000,000	i	FHLMC	0.924	11/13/17	25,000
78,000,000	i	Federal National Mortgage Association (FNMA)	0.998	07/20/17	77,983
94,500,000	i	FNMA	0.938	08/16/17	94,496
66,140,000	i	FNMA	0.840	10/05/17	66,126
20,000,000	i	FNMA	1.102	03/21/18	20,032
		TOTAL VARIABLE RATE SECURITIES			1,852,712
		TOTAL SHORT-TERM INVESTMENTS			10,189,340
		(Cost $10,189,340)

		TOTAL INVESTMENTS - 100.6%			10,189,340
		(Cost $10,189,340)
		OTHER ASSETS & LIABILITIES, NET - (0.6)%			(64,597)
		NET ASSETS - 100.0%			$10,124,743

i	Floating or variable rate security. Coupon rate reflects the rate at period end.

Cost amounts are in thousands.
404

COLLEGE RETIREMENT EQUITIES FUND - Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

The purpose of the College Retirement Equities Fund (“CREF”), as stated in its charter, is to aid and strengthen non-profit educational and research organizations, governmental entities, and other non-profit institutions by providing their employees with variable retirement benefits. CREF is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. It consists of eight investment portfolios: the Stock, Global Equities, Growth, Equity Index, Bond Market, Inflation-Linked Bond, Social Choice and Money Market Accounts (individually referred to as the “Account” or collectively referred to as the “Accounts”).

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The Accounts are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Accounts.

Security valuation: For all Accounts (other than the Money Market Account), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedule of investments. Investments held by the Money Market Account are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

New accounting pronouncement: In March 2017, the FASB issued ASU 2017-08, Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the premium amortization period on a purchased callable debt security from the security’s contractual life to the earliest call date. It is anticipated that this change will reduce losses recognized when a security is called on an earlier date. This guidance is effective for fiscal years beginning after December 15, 2018. Management is currently assessing the impact of the guidance on the Accounts’ financial statements.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new forms N-PORT and N-CEN, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The requirements of this final rule in relation to forms N-PORT and N-CEN must be adopted by June 1, 2018, while the amended disclosures must be adopted by August 1, 2017. Management is currently assessing the impact of this rule to the Accounts’ financial statements and other filings.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires accounts to establish a liquidity risk management program and enhances disclosures regarding accounts liquidity. The requirements of this final rule must be adopted by December 1, 2018. Management is currently assessing the impact of this rule to the Account’s financial statements and other filings.

In October 2016, the Commission issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This final rule permits certain accounts to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the Commission. Management may elect to adopt the provisions of this final rule by November 19, 2018. Management is currently assessing the impact of this rule to the Accounts’ financial statements and other filings.

In March 2017, the Commission issued Final Rule Release No. 34-80295, Amendment to Securities Transaction Settlement Cycle. This final rule shortens the standard settlement cycle from T+3 to T+2. It is expected that this shortened settlement time will decrease certain risks due to the reduction of unsettled trades and risk exposure. The compliance date for this final rule is September 5, 2017. Management is currently assessing the impact of this rule to the Accounts’ financial statements and other filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

405

COLLEGE RETIREMENT EQUITIES FUND - Notes to Schedules of Investments (unaudited)

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

• Level 3 – significant unobservable inputs (including the Accounts’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Certain portfolio investments that are measured at fair value using the net asset value per share practical expedient are not categorized within the fair value hierarchy. As of March 31, 2017, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Accounts’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date, or if there is no official close of business, the latest sale price, or at the mean of the latest available bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Accounts’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities, including equity-linked notes, will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

The Money Market Account: The Money Market Account’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures contracts, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized in Level 1 of the fair value hierarchy.

Options: Purchased and written options listed or traded on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Total return swap contracts: Total return swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Total return swaps are generally categorized as Level 2 in the fair value hierarchy.

Forward foreign currency contracts: Forward foreign currency contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended March 31, 2017, there were no material transfers between levels by the Accounts.

As of March 31, 2017, 100% of the value of investments in the Inflation-Linked Bond and Money Market Accounts were valued based on Level 2 inputs.

The following table summarizes the market value of the Accounts’ investments as of March 31, 2017, based on the inputs used to value them (dollar amounts are in thousands):

406

COLLEGE RETIREMENT EQUITIES FUND - Notes to Schedules of Investments (unaudited)

Account	Level 1	Level 2	Level 3	Total
Stock
Equity investments:
Consumer discretionary	$10,835,531	$4,616,940	$1,022	$15,453,493
Consumer staples	6,505,493	3,184,644	1,948	9,692,085
Energy	5,620,694	2,156,534	157	7,777,385
Financials	12,036,957	7,502,810	734	19,540,501
Health care	10,487,058	2,756,293	366	13,243,717
Industrials	8,853,252	4,384,413	1,013	13,238,678
Information technology	17,961,892	3,382,984	570	21,345,446
Materials	2,976,234	3,037,808	1,068	6,015,110
Real estate	2,741,869	1,501,258	3,850	4,246,977
Telecommunication services	1,728,657	1,285,710	2	3,014,369
Utilities	2,222,923	975,754	877	3,199,554
Corporate bonds	-	-	433	433
Government bonds	-	297	-	297
Short-term investments	-	3,388,121	-	3,388,121
Purchased options**	413	-	-	413
Written options**	(430)	-	-	(430)
Futures contracts**	175	-	-	175
Total	$81,970,718	$38,173,566	$12,040	$120,156,324
Global Equities
Equity investments:
Asia	$25,133	$1,588,526	$-	$1,613,659
Australasia	20,912	285,306	2	306,220
Europe	41,214	3,065,327	-	3,106,541
North America	11,187,467	606,445	-	11,793,912
All other equity investments*	160,594	1,592,242	13	1,752,849
Short-term investments	-	485,721	-	485,721
Futures contracts**	(413)	-	-	(413)
Total	$11,434,907	$7,623,567	$15	$19,058,489
Growth
Equity investments:
Consumer discretionary	$4,788,744	$131,551	$-	$4,920,295
Consumer staples	1,445,927	48,180	-	1,494,107
Health care	2,953,571	52,157	-	3,005,728
Information technology	8,141,348	109,416	-	8,250,764
Real estate	173,595	51	-	173,646
All other equity investments *	4,211,555	-	-	4,211,555
Short-term investments	134,835	182,914	-	317,749
Futures contracts**	(412)	-	-	(412)
Total	$21,849,163	$524,269	$-	$22,373,432
Equity Index
Equity investments:
Health care	$2,414,051	$-	$109	$2,414,160
Industrials	1,930,991	-	119	1,931,110
Real estate	726,010	1,411	-	727,421
All other equity investments *	13,054,124	-	-	13,054,124
Short-term investments	256,716	-	-	256,716
Total	$18,381,892	$1,411	$228	$18,383,531
407

COLLEGE RETIREMENT EQUITIES FUND - Notes to Schedules of Investments (unaudited)

Account	Level 1	Level 2	Level 3	Total
Bond Market
Bank loan obligations	$-	$93,610	$-	$93,610
Corporate bonds	-	4,853,141	-	4,853,141
Government bonds	-	5,855,644	26,825	5,882,469
Structured assets	-	2,366,912	15,779	2,382,691
Preferred stocks	13,005	-	-	13,005
Short-term investments	-	753,008	-	753,008
Forward foreign currency contracts**	747	-	-	747
Total	$13,752	$13,922,315	$42,604	$13,978,671
Social Choice
Equity investments:
Consumer discretionary	$728,883	$303,149	$-	$1,032,032
Consumer staples	455,851	210,318	-	666,169
Energy	343,648	154,884	-	498,532
Financials	888,430	595,004	-	1,483,434
Health care	806,051	241,797	-	1,047,848
Industrials	576,680	347,902	-	924,582
Information technology	1,170,497	122,726	-	1,293,223
Materials	220,399	212,886	-	433,285
Real estate	266,307	87,634	-	353,941
Telecommunication services	120,011	107,596	-	227,607
Utilities	173,838	91,698	-	265,536
Bank loan obligations	-	63,318	-	63,318
Corporate bonds	-	1,560,942	-	1,560,942
Government bonds	-	3,334,915	10,317	3,345,232
Structured assets	-	435,349	4,389	439,738
Short-term investments	-	429,063	-	429,063
Total	$5,750,595	$8,299,181	$14,706	$14,064,482

*	For detailed categories, see the accompanying Schedule of investments.
**	Derivative instruments, excluding purchased options, are not reflected in the Schedule of investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Accounts value derivatives at fair value.

Futures contracts: Certain Accounts are subject to equity price risk in the normal course of pursuing their investment objectives. The Accounts use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Accounts since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default.

408

COLLEGE RETIREMENT EQUITIES FUND - Notes to Schedules of Investments (unaudited)

At March 31, 2017, the Accounts held the following open futures contracts (dollar amounts are in thousands):

Account	Futures contracts	Number of long(short) contracts	Settlement value	Expiration date	Unrealized gain (loss)
Stock	Russell 2000 Mini Index	274	$18,966	June 2017	$221
	S&P 500 E Mini Index	1,717	202,537	June 2017	(171)
	S&P Mid-Cap 400 E-Mini Index	144	24,742	June 2017	125
Total		2,135	$246,245		$175
Global Equities	S&P 500 E Mini Index	852	100,502	June 2017	(413)
Growth	S&P 500 E Mini Index	1,100	129,756	June 2017	(412)

Options: Certain Accounts are subject to equity price risk in the normal course of pursuing their investment objectives. To manage the risk, the Accounts may invest in both equity and index options. The Accounts use options contracts for hedging and cash management purposes and to seek to increase total return. Call and put equity options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Index options are written or purchased options in which the underlying investment is a specified index. The exercise of an index option will not result in the physical delivery of the underlier, but a cash transfer of the difference between the settlement price of the underlier and the strike price of the option. Purchased options are included in the schedule of investments. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks related to the use of options include possible illiquidity of the options markets, and price movements in underlying security values.

Purchased options outstanding as of March 31, 2017 were as follows (dollar amounts are in thousands):

	Number of contracts	Value
Stock Account
Alexion Pharmaceuticals, Inc, Call, 1/19/18 at $130	20	$23
Amazon.com, Inc, Call, 1/19/18 at $850	15	154
Apple, Inc, Call, 11/17/17 at $130	20	37
Apple, Inc, Call, 11/17/17 at $145	20	19
Apple, Inc, Call, 11/17/17 at $160	10	4
Bank of America Corp, Call, 7/21/17 at $25	30	2
Cigna Corp, Call, 4/21/17 at $170	10	1
E*TRADE Financial Corp, Call, 7/21/17 at $41	25	1
Incyte Corp, Call, 4/21/17 at $175	5	–
McKesson Corp, Call, 8/18/17 at $160	20	9
S&P 500 Index, Call, 12/15/17 at $2400	20	160
Seattle Genetics, Inc, Call, 12/15/17 at $75	5	3
Total	200	$413

Written options outstanding as of March 31, 2017 were as follows (dollar amounts are in thousands):

	Number of Contracts	Value
Stock Account
AbbVie, Inc, Put, 4/21/17 at $62.50	15	$–
Alexion Pharmaceuticals, Inc, Call, 1/19/18 at $155	20	(10)
Alexion Pharmaceuticals, Inc, Put, 1/19/18 at $100	20	(15)
Amazon.com, Inc, Call, 1/19/18 at $960	10	(50)
Amazon.com, Inc, Call, 1/19/18 at $910	10	(71)
Amazon.com, Inc, Put, 1/19/18 at $600	10	(6)
Apple, Inc, Put, 11/17/17 at $115	20	(3)
Apple, Inc, Call, 11/17/17 at $140	30	(36)
Apple, Inc, Call, 11/17/17 at $155	20	(11)
Apple, Inc, Put, 11/17/17 at $95	20	(1)
Apple, Inc, Call, 11/17/17 at $150	20	(14)
Bank of America Corp, Put, 7/21/17 at $19	30	–
Bank of America Corp, Call, 7/21/17 at $28	30	–
Celgene Corp, Put, 1/19/18 at $95	25	(8)
409

COLLEGE RETIREMENT EQUITIES FUND - Notes to Schedules of Investments (unaudited)

	Number of Contracts	Value
Chicago Board Options Exchange SPX Volatility Index, Put, 4/19/17 at $12	5	$–
Cigna Corp, Put, 4/21/17 at $110	20	–
Citizens Financial Group, Inc, Put, 4/21/17 at $30	20	–
Computer Sciences Corp, Put, 4/21/17 at $67.50	15	(2)
Continental Resources, Inc, Put, 4/21/17 at $38	15	–
E*TRADE Financial Corp, Put, 7/21/17 at $30	25	(2)
E*TRADE Financial Corp, Call, 7/21/17 at $45	25	–
Edwards Lifesciences Corp, Put, 4/21/17 at $88	15	(1)
Incyte Corp, Call, 4/21/17 at $185	10	(1)
Incyte Corp, Call, 4/21/17 at $190	4	–
McKesson Corp, Call, 8/18/17 at $175	20	(2)
McKesson Corp, Call, 8/18/17 at $170	20	(4)
MGM Resorts International, Put, 4/21/17 at $24	30	–
Microsoft Corp, Put, 5/19/17 at $57.50	30	(1)
Monsanto Co, Put, 1/19/18 at $80	20	(2)
Mylan NV, Put, 4/21/17 at $32.50	30	–
NCR Corp, Put, 4/21/17 at $37	20	–
NVIDIA Corp, Put, 5/19/17 at $90	20	(2)
S&P 500 Index, Call, 12/15/17 at $2500	40	(140)
Seattle Genetics, Inc, Call, 12/15/17 at $90	10	(3)
TransDigm Group, Inc, Put, 4/21/17 at $170	10	(1)
TransDigm Group, Inc, Put, 4/21/17 at $210	120	(44)
Total	804	$(430)

Forward foreign currency contracts: Certain Accounts are subject to foreign exchange risk in the normal course of pursuing their investment objectives. The Accounts use forward foreign currency contracts (“forwards”), including Non-Deliverable forwards (“NDFs”), to, among other things, hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies. Forwards are over-the-counter (“OTC”) commitments that involve an obligation to purchase or sell a fixed amount of a specific currency on a future date at a locked exchange rate. NDFs allow hedging of currencies where government regulations restrict foreign access to local currency or the parties want to compensate for risk without a physical exchange of funds. Forwards are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded as appreciation or depreciation. The Accounts realize gains and losses at the time the forward is closed.

At March 31, 2017, the CREF Bond Market Account held the following open forward contracts (dollar amounts are in thousands):

Account	Counterparty	Contract settlement date	Receive		Deliver		Unrealized appreciation (depreciation)
Bond Market	Bank of America	4/28/2017		$8,786	AUD	11,481	$19
	Bank of America	4/28/2017	EUR	1,364		$1,466	(8)
	Bank of America	4/28/2017		$556	NZD	792	1
	Bank of America	4/28/2017		$23,343	GBP	18,780	(203)
	Bank of America	4/28/2017		$7,789	KRW	8,657,583	40
	Total						$(151)
	Morgan Stanley	4/28/2017		$9,912	CAD	13,254	$(59)
	Morgan Stanley	4/28/2017		$1,171	DKK	8,090	9
	Morgan Stanley	4/28/2017		$80,270	EUR	74,502	691
	Morgan Stanley	4/28/2017		$1,078	HUF	310,000	5
	Morgan Stanley	4/28/2017		$33,961	JPY	3,763,353	119
	Morgan Stanley	4/28/2017		$1,763	NOK	15,042	10
	Morgan Stanley	4/28/2017		$2,852	PLN	11,240	19
	Morgan Stanley	4/28/2017		$1,566	ZAR	20,425	51
	Morgan Stanley	4/28/2017		$5,768	SEK	51,139	53
	Total						$898
Total							$747

410

COLLEGE RETIREMENT EQUITIES FUND - Notes to Schedules of Investments (unaudited)

Abbreviation(s):

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
JPY	Japanese Yen
KRW	Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
ZAR	South African Rand
SGD	Singapore Dollar
ZAR	South African Rand

Note 4—affiliated investments

Companies in which an Account holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Account, pursuant to the 1940 Act. As of March 31, 2017, there were no affiliated investments.

Note 5—investments

Securities lending: Certain Accounts may lend their securities to qualified institutional borrowers to earn additional income. An Account receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Account the next business day. Cash collateral received by the Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. The value of the loaned securities are reflected in the schedule of investments. As of March 31, 2017, securities lending transactions (with the exception of the Social Choice Account) are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. For the Social Choice Account, all loans from securities lending transactions are continuous, can be recalled at any time, and have no set maturity, with $138,531,000 of equity securities pledged as collateral and $36,616,000 of fixed income securities pledged as collateral. In lending its securities, an Account bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Account. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Account if at the time of a default by a borrower some or all of the loan securities have not been returned.

Repurchase agreements: Each Account may enter into repurchase agreements with banks or broker-dealers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Account’s agreement to resell such securities at a mutually agreed-upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed- upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Account will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Account maintains the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Securities purchased on a when-issued or delayed-delivery basis: The Accounts may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time an Account enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Accounts (other than the Money Market Account) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index.

Mortgage dollar roll transactions: Some of the Accounts may enter into mortgage dollar rolls in which an Account sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, an Account forgoes principal and interest paid on the securities. The Account is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Account maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

411

COLLEGE RETIREMENT EQUITIES FUND - Notes to Schedules of Investments (unaudited)

Restricted securities: Restricted securities held by the Accounts, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At March 31, 2017, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation was as follows (dollar amounts are in thousands):

Account	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Stock	$18,458,774	$(3,678,833)	$14,779,941
Global Equities	2,557,930	(464,047)	2,093,883
Growth	4,580,310	(300,519)	4,279,791
Equity Index	9,545,928	(453,282)	9,092,646
Bond Market	162,419	(184,900)	(22,481)
Inflation-Linked Bond	319,870	(31,896)	287,974
Social Choice	2,315,892	(291,082)	2,024,810

412

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLLEGE RETIREMENT EQUITIES FUND

Dated: May 18, 2017	By:	/s/Carol W. Deckbar
Carol W. Deckbar
Principal Executive Officer and Executive Vice President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: May 18, 2017	By:	/s/Carol W. Deckbar
Carol W. Deckbar
Principal Executive Officer and Executive Vice President
(principal executive officer)

Dated: May 18, 2017	By:	/s/Glenn E. Brightman
Glenn E. Brightman
Executive Vice President, Chief Financial Officer and
Principal Accounting Officer (principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer